UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

PIMCO Variable Insurance Trust

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO All Asset All Authority Portfolio

PIMCO All Asset Portfolio

PIMCO Balanced Allocation Portfolio

PIMCO CommodityRealReturn® Strategy Portfolio

PIMCO Emerging Markets Bond Portfolio

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

PIMCO Foreign Bond Portfolio (Unhedged)

PIMCO Global Bond Portfolio (Unhedged)

PIMCO Global Core Bond (Hedged) Portfolio

PIMCO Global Diversified Allocation Portfolio

PIMCO Global Multi-Asset Managed Allocation Portfolio

PIMCO High Yield Portfolio

PIMCO Income Portfolio

PIMCO Long-Term U.S. Government Portfolio

PIMCO Low Duration Portfolio

PIMCO Real Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Total Return Portfolio

PIMCO Unconstrained Bond Portfolio

Schedule of Investments

PIMCO All Asset All Authority Portfolio

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 143.2%
MUTUAL FUNDS (a) 140.1%
PIMCO CommoditiesPLUS® Strategy Fund	125,592	$810
PIMCO CommodityRealReturn Strategy Fund®	19,843	134
PIMCO Emerging Local Bond Fund	114,681	898
PIMCO Emerging Markets Currency Fund	180,216	1,734
PIMCO Extended Duration Fund	37,341	283
PIMCO High Yield Fund	6,359	55
PIMCO High Yield Spectrum Fund	27,209	266
PIMCO Income Fund	76,123	929
PIMCO Investment Grade Corporate Bond Fund	25,643	264
PIMCO Long Duration Total Return Fund	13,995	148
PIMCO Long-Term U.S. Government Fund	59,385	357
PIMCO Low Duration Fund	72,317	709
PIMCO Mortgage Opportunities Fund	10,239	113
PIMCO RAE Fundamental Advantage PLUS Fund	60,883	616
PIMCO RAE Fundamental Emerging Markets Fund	79,648	949
PIMCO RAE Fundamental International Fund	10,133	111
PIMCO RAE Fundamental PLUS EMG Fund	98,119	1,112
PIMCO RAE Fundamental PLUS International Fund	26,878	259
PIMCO RAE Low Volatility PLUS EMG Fund	55,962	580
PIMCO RAE Low Volatility PLUS Fund	17,059	196
PIMCO RAE Low Volatility PLUS International Fund	41,841	462
PIMCO RAE Worldwide Long/Short PLUS Fund	49,479	471
PIMCO Real Return Asset Fund	3,069	26
PIMCO Real Return Fund	25,550	278
PIMCO RealEstateRealReturn Strategy Fund	105,078	814
PIMCO Senior Floating Rate Fund	60,172	596
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	62,022	505
PIMCO StocksPLUS® International Fund (Unhedged)	29,992	203
PIMCO StocksPLUS® Short Fund	373,617	3,165
PIMCO Total Return Fund	86,333	870
PIMCO TRENDS Managed Futures Strategy Fund	7,694	73

Total Mutual Funds (Cost $17,703)		17,986

EXCHANGE-TRADED FUNDS 2.5%
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	9,037	239
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	2,798	77

Total Exchange-Traded Funds (Cost $326)		316

SHORT-TERM INSTRUMENTS 0.6%
MUTUAL FUNDS 0.6%
PIMCO Government Money Market Fund (a)	76,018	76

Total Short-Term Instruments (Cost $76)		76

Total Investments in Affiliates (Cost $18,105)		18,378

Total Investments 143.2% (Cost $18,105)		$18,378
Other Assets and Liabilities, net (43.2)%		(5,544)

Net Assets 100.0%		$12,834

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Mutual Funds	$17,986	$0	$0	$17,986
Exchange-Traded Funds	316	0	0	316
Short-Term Instruments
Mutual Funds	76	0	0	76

Total Investments	$18,378	$0	$0	$18,378

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO All Asset Portfolio

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.1% ¤
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		$523

Total Short-Term Instruments (Cost $523)		523

Total Investments in Securities (Cost $523)		523

	SHARES
INVESTMENTS IN AFFILIATES 100.0%
MUTUAL FUNDS (a) 98.7%
PIMCO CommoditiesPLUS® Strategy Fund	6,901,571	44,515
PIMCO CommodityRealReturn Strategy Fund®	1,327,795	8,963
PIMCO Emerging Local Bond Fund	7,222,124	56,549
PIMCO Emerging Markets Currency Fund	12,146,162	116,846
PIMCO Extended Duration Fund	3,281,075	24,871
PIMCO High Yield Fund	549,160	4,789
PIMCO High Yield Spectrum Fund	1,312,901	12,840
PIMCO Income Fund	4,542,422	55,463
PIMCO Investment Grade Corporate Bond Fund	1,773,982	18,254
PIMCO Long Duration Total Return Fund	993,932	10,496
PIMCO Long-Term U.S. Government Fund	5,335,715	32,068
PIMCO Low Duration Fund	3,481,097	34,115
PIMCO Mortgage Opportunities Fund	525,938	5,796
PIMCO RAE Fundamental Advantage PLUS Fund	4,080,316	41,293
PIMCO RAE Fundamental Emerging Markets Fund	3,849,847	45,890
PIMCO RAE Fundamental PLUS EMG Fund	5,752,568	65,177
PIMCO RAE Fundamental PLUS International Fund	1,506,734	14,510
PIMCO RAE Low Volatility PLUS EMG Fund	3,268,410	33,893
PIMCO RAE Low Volatility PLUS Fund	188,178	2,166
PIMCO RAE Low Volatility PLUS International Fund	1,349,796	14,888
PIMCO RAE Worldwide Long/Short PLUS Fund	3,120,210	29,673
PIMCO Real Return Asset Fund	419,824	3,501
PIMCO Real Return Fund	2,011,881	21,929
PIMCO RealEstateRealReturn Strategy Fund	4,709,873	36,501
PIMCO Senior Floating Rate Fund	2,760,155	27,326
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	2,975,354	24,219
PIMCO StocksPLUS® International Fund (Unhedged)	932,368	6,312
PIMCO Total Return Fund	3,474,065	35,019
PIMCO TRENDS Managed Futures Strategy Fund	244,988	2,335

Total Mutual Funds (Cost $776,943)		830,197

EXCHANGE-TRADED FUNDS 1.0%
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	319,082	8,456

Total Exchange-Traded Funds (Cost $8,591)		8,456

SHORT-TERM INSTRUMENTS 0.3%
MUTUAL FUNDS 0.3%
PIMCO Government Money Market Fund (a)	2,820,646	2,821

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	7,342	72

Total Short-Term Instruments (Cost $2,894)		2,893

Total Investments in Affiliates (Cost $788,428)		841,546

Total Investments 100.1% (Cost $788,951)		$842,069
Other Assets and Liabilities, net (0.1)%		(793)

Net Assets 100.0%		$841,276

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.250%	03/29/2018	04/02/2018	$523	U.S. Treasury Notes 0.750% due 02/15/2019	$(534)	$523	$523

Total Repurchase Agreements						$(534)	$523	$523

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$523	$0	$523
	$0	$523	$0	$523

Investments in Affiliates, at Value
Mutual Funds	830,197	0	0	830,197
Exchange-Traded Funds	8,456	0	0	8,456
Short-Term Instruments
Mutual Funds	2,821	0	0	2,821
Central Funds Used for Cash Management Purposes	72	0	0	72

	$841,546	$0	$0	$841,546

Total Investments	$841,546	$523	$0	$842,069

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Balanced Allocation Portfolio

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Castlelake Aircraft Securitization Trust
3.967% due 07/12/2024 «		$234	$235
Valeant Pharmaceuticals International, Inc.
5.240% due 04/01/2022		34	34

Total Loan Participations and Assignments (Cost $266)			269

CORPORATE BONDS & NOTES 4.2%
BANKING & FINANCE 2.9%
Barclays PLC
3.200% due 08/10/2021		200	198
BPCE S.A.
4.625% due 07/11/2024		100	102
Goldman Sachs Group, Inc.
3.325% (US0003M + 1.200%) due 09/15/2020 ~		300	305
HSBC Holdings PLC
6.250% due 03/23/2023 •(c)(e)		200	203
ING Bank NV
2.625% due 12/05/2022		100	98
ING Groep NV
3.150% due 03/29/2022		200	197
JPMorgan Chase & Co.
2.750% due 06/23/2020		300	298
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	150	191
Morgan Stanley
3.750% due 02/25/2023		$200	202
3.875% due 04/29/2024		200	202
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023		200	198
Santander UK PLC
5.000% due 11/07/2023		200	207
Wells Fargo & Co.
3.069% due 01/24/2023		300	295
3.450% due 02/13/2023		100	99

			2,795

INDUSTRIALS 0.8%
Cigna Corp.
4.500% due 03/15/2021		30	31
CVS Health Corp.
4.100% due 03/25/2025		200	201
Dell International LLC
4.420% due 06/15/2021		100	103
Kinder Morgan Energy Partners LP
3.950% due 09/01/2022		100	101
Petroleos Mexicanos
6.375% due 02/04/2021		100	107
Pioneer Natural Resources Co.
6.875% due 05/01/2018		60	60
Shire Acquisitions Investments Ireland DAC
2.875% due 09/23/2023		200	191

			794

UTILITIES 0.5%
AT&T, Inc.
3.400% due 08/14/2024		200	201
Petrobras Global Finance BV
5.999% due 01/27/2028		116	115

Verizon Communications, Inc.
3.376% due 02/15/2025		199	196

			512

Total Corporate Bonds & Notes (Cost $4,113)			4,101

MUNICIPAL BONDS & NOTES 0.4%
PENNSYLVANIA 0.2%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006
0.000% due 10/25/2036 ~		193	191

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		195	194

Total Municipal Bonds & Notes (Cost $376)			385

U.S. GOVERNMENT AGENCIES 17.8%
Fannie Mae
1.975% (LIBOR01M + 0.400%) due 11/25/2046 ~		542	543
2.025% (LIBOR01M + 0.450%) due 07/25/2046 ~		183	182
2.045% (LIBOR01M + 0.470%) due 09/25/2046 ~		226	227
3.500% due 11/01/2045 - 09/01/2046		794	797
3.528% (US0012M + 1.731%) due 05/01/2038 ~		303	319
Fannie Mae, TBA
3.000% due 05/01/2033 - 05/01/2048		4,000	3,957
3.500% due 05/01/2048		5,000	5,000
4.000% due 05/01/2048		2,400	2,458
Freddie Mac, TBA
3.500% due 05/14/2048		1,200	1,200
4.000% due 05/14/2048		2,600	2,663

Total U.S. Government Agencies (Cost $17,324)			17,346

U.S. TREASURY OBLIGATIONS 21.2%
U.S. Treasury Bonds
2.500% due 02/15/2046		3,280	2,979
2.750% due 11/15/2047		200	191
U.S. Treasury Notes
1.125% due 08/31/2021 (g)		10,100	9,660
1.500% due 08/15/2026		1,400	1,270
1.875% due 07/31/2022		1,600	1,557
1.875% due 08/31/2024 (g)		400	381
2.125% due 07/31/2024		700	678
2.125% due 09/30/2024		800	774
2.250% due 10/31/2024 (g)		400	390
2.250% due 02/15/2027		500	480
2.250% due 08/15/2027		400	383
2.250% due 11/15/2027 (g)		900	861
2.375% due 05/15/2027 (g)		1,100	1,067

Total U.S. Treasury Obligations (Cost $21,649)			20,671

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
Deutsche ALT-B Securities, Inc.
6.000% due 10/25/2036		76	72
Grifonas Finance PLC
0.009% (EUR006M + 0.280%) due 08/28/2039 ~	EUR	42	46
RAIT Trust
2.727% (LIBOR01M + 0.950%) due 06/15/2037 ~		$248	248
Stonemont Portfolio Trust
2.672% due 08/20/2030 ~		200	201

Total Non-Agency Mortgage-Backed Securities (Cost $544)			567

ASSET-BACKED SECURITIES 8.2%
Apidos CLO
2.719% (US0003M + 0.980%) due 01/19/2025 ~		250	250
Atrium CDO Corp.
2.575% due 04/22/2027 ~		250	250
Babson Euro CLO BV
0.492% due 10/25/2029 ~	EUR	250	309
Bayview Koitere Fund Trust
3.623% due 03/28/2033		$100	100
Bayview Opportunity Master Fund Trust
3.105% due 08/28/2032		37	37
3.352% due 11/28/2032		79	79
3.475% due 04/28/2032 ~		23	23
Bowman Park CLO Ltd.
3.100% (US0003M + 1.180%) due 11/23/2025 ~		300	300
Carlyle Global Market Strategies CLO Ltd.
3.089% (US0003M + 1.250%) due 05/15/2025 ~		250	250

Cavalry CLO Ltd.
2.572% due 10/15/2026 ~		300	300
Citigroup Mortgage Loan Trust
2.002% (US0001M + 0.130%) due 08/25/2036 ~		377	373
Countrywide Asset-Backed Certificates
2.022% (US0001M + 0.150%) due 06/25/2047 ^~		120	119
2.102% (US0001M + 0.230%) due 05/25/2037 ~		651	599
Dryden Senior Loan Fund
2.620% due 10/15/2027 ~		250	251
ECMC Group Student Loan Trust
2.533% due 02/27/2068 ~		100	100
Fremont Home Loan Trust
2.022% (US0001M + 0.150%) due 10/25/2036 ~		476	246
Halcyon Loan Advisors Funding Ltd.
2.665% due 04/20/2027 ~		250	249
Harvest CLO DAC
0.630% due 11/18/2029 ~	EUR	250	308
Hyundai Auto Lease Securitization Trust
1.690% due 12/16/2019		$173	173
Jamestown CLO Ltd.
2.412% due 07/15/2026 ~		250	249
2.862% (US0003M + 1.140%) due 01/15/2026 ~		250	250
JPMorgan Mortgage Acquisition Corp.
2.262% (US0001M + 0.390%) due 05/25/2035 ~		600	597
Jubilee CLO BV
0.473% due 12/15/2029 ~	EUR	250	307
Lehman XS Trust
2.672% (US0001M + 0.800%) due 10/25/2035 ~		$41	41
Morgan Stanley ABS Capital, Inc. Trust
2.002% (US0001M + 0.130%) due 10/25/2036 ~		234	217
Navient Private Education Loan Trust
2.177% due 12/16/2058 ~		226	227
Navient Student Loan Trust
2.922% (US0001M + 1.050%) due 12/27/2066 ~		176	178
NewMark Capital Funding CLO Ltd.
2.555% (US0003M + 1.220%) due 06/30/2026 ~		250	250
OCP CLO Ltd.
3.304% (US0003M + 1.400%) due 11/22/2025 ~		250	251
OHA Loan Funding Ltd.
3.094% (US0003M + 1.350%) due 01/23/2027 ~		250	251
OneMain Financial Issuance Trust
2.370% due 09/14/2032		100	98
Pinnacle Park CLO Ltd.
2.980% (US0003M + 1.260%) due 04/15/2026 ~		250	250
SLM Student Loan Trust
2.675% (US0003M + 0.550%) due 12/15/2025 ~		231	233
U.S. Residential Opportunity Fund Trust
3.352% due 11/27/2037		94	94
Vibrant CLO Ltd.
2.641% (US0003M + 0.900%) due 07/24/2024 ~		211	211

Total Asset-Backed Securities (Cost $7,563)			8,020

SHORT-TERM INSTRUMENTS 45.2%
CERTIFICATES OF DEPOSIT 0.2%
Barclays Bank PLC
1.940% due 09/04/2018		$200	200

REPURCHASE AGREEMENTS (f) 43.1%			42,066

JAPAN TREASURY BILLS 1.9%
(0.158)% due 05/07/2018 (a)(b)	JPY	200,000	1,880

Total Short-Term Instruments (Cost $44,121)			44,146

Total Investments in Securities (Cost $95,956)			95,505

	SHARES
INVESTMENTS IN AFFILIATES 18.9%
MUTUAL FUNDS (d) 4.1%
PIMCO Income Fund		331,890	4,052

Total Mutual Funds (Cost $4,024)			4,052

SHORT-TERM INSTRUMENTS 14.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.8%
PIMCO Short-Term Floating NAV Portfolio III	1,462,725	14,456

Total Short-Term Instruments (Cost $14,457)		14,456

Total Investments in Affiliates (Cost $18,481)		18,508

Total Investments 116.8% (Cost $114,437)		$114,013
Financial Derivative Instruments (h)(i) 0.7% (Cost or Premiums, net $(30))		644
Other Assets and Liabilities, net (17.5)%		(17,068)

Net Assets 100.0%		$97,589

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Institutional Class Shares of each Fund.

(e)	Contingent convertible security.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	1.930%	03/29/2018	04/02/2018	$14,200	U.S. Treasury Bonds 3.000% due 11/15/2045	$(14,576)	$14,200	$14,203
BPG	1.930	03/29/2018	04/02/2018	9,800	U.S. Treasury Notes 2.250% due 01/31/2024	(10,042)	9,800	9,802
FICC	1.250	03/29/2018	04/02/2018	3,866	U.S. Treasury Notes 2.000% due 04/30/2024	(3,948)	3,866	3,867
NOM	1.900	03/29/2018	04/02/2018	14,200	U.S. Treasury Bonds 3.000% due 11/15/2045	(14,545)	14,200	14,203

Total Repurchase Agreements						$(43,111)	$42,066	$42,075

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	2.200%	03/26/2018	04/02/2018	$(95)	$(95)
GRE	1.690	02/26/2018	04/26/2018	(486)	(487)
SCX	1.740	02/22/2018	05/22/2018	(1,155)	(1,157)
	1.900	03/14/2018	04/16/2018	(380)	(380)

Total Reverse Repurchase Agreements					$(2,119)

Sale-Buyback Transactions:
Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
BCY	2.100%	03/26/2018	04/02/2018	$(863)	$(863)
BPG	2.500	03/29/2018	04/02/2018	(1,916)	(1,916)

Total Sale-Buyback Transactions					$(2,779)

(g)	Securities with an aggregate market value of $4,899 have been pledged as collateral under the terms of master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended March 31, 2018 was $(1,679) at a weighted average interest rate of 1,573%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(h) Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index June Futures	06/2018	260		$34,359	$(1,447)	$453	$0
Mini MSCI EAFE Index June Futures	06/2018	244		24,407	(391)	236	0

					$(1,838)	$689	$0

Short Futures Contracts
						Variation Margin
Description	Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-OAT France Government 10-Year Bond June Futures	06/2018	3	EUR	(571)	$(10)	$0	$(1)
U.S. Treasury 5-Year Note June Futures	06/2018	25		$(2,862)	(14)	0	(3)

					$(24)	$0	$(4)

Total Futures Contracts					$(1,862)	$689	$(4)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	$1,000	$60	$2	$62	$5	$0
CDX.IG-25 5-Year Index	1.000	Quarterly	12/20/2020	4,500	(23)	103	80	2	0
CDX.IG-30 5-Year Index	1.000	Quarterly	06/20/2023	100	2	0	2	0	0

					$39	$105	$144	$7	$0

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	06/15/2023	$700	$(14)	$35	$21	$0	$0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023	3,400	19	141	160	0	(2)

						$5	$176	$181	$0	$(2)

Total Swap Agreements						$44	$281	$325	$7	$(2)

Cash of $2,977 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2018		$16	RUB	915	$0	$0
	05/2018		225	MXN	4,216	5	0
CBK	04/2018	BRL	534	$	164	2	0
	04/2018		$161	BRL	534	1	0
	05/2018		103	TRY	403	0	(2)
DUB	06/2018	TWD	12,203	$	421	0	(1)
GLM	04/2018	EUR	970		1,200	6	0
	05/2018		$100	JPY	10,800	2	0
HUS	05/2018	AUD	420	$	330	8	0
	05/2018	RUB	1,266		22	0	0
	06/2018	KRW	150,649		139	0	(3)
	06/2018		$173	INR	11,404	1	0
JPM	04/2018	BRL	499	$	150	0	(1)
	04/2018		$153	BRL	499	0	(2)
SCX	06/2018	SGD	51	$	38	0	0
SOG	06/2018		$163	RUB	9,519	1	0
UAG	04/2018		1,201	EUR	970	0	(8)
	05/2018	EUR	970	$	1,204	8	0
	05/2018	JPY	200,000		1,850	0	(33)

Total Forward Foreign Currency Contracts						$34	$(50)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600%	03/29/2019	$1,000	$94	$88

Total Purchased Options							$94	$88

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800%	05/16/2018	$400	$(1)	$(1)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	03/29/2019	$4,700	$(94)	$(130)

Total Written Options							$(95)	$(131)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	1.000%	Quarterly	06/20/2021	0.629%	$100	$(2)	$3	$1	$0
BRC	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.587	500	(15)	22	7	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2021	0.629	100	(3)	4	1	0
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.020	100	(8)	8	0	0
FBF	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.020	200	(14)	14	0	0
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.020	200	(14)	14	0	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2018	0.220	100	1	0	1	0
HUS	Mexico Government International Bond	1.000	Quarterly	06/20/2021	0.629	200	(5)	7	2	0
JPM	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.020	100	(7)	7	0	0
	Russia Government International Bond	1.000	Quarterly	06/20/2021	0.791	100	(6)	7	1	0

Total Swap Agreements							$(73)	$86	$13	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$34	$235	$269
Corporate Bonds & Notes
Banking & Finance	0	2,795	0	2,795
Industrials	0	794	0	794
Utilities	0	512	0	512
Municipal Bonds & Notes
Pennsylvania	0	191	0	191
West Virginia	0	194	0	194
U.S. Government Agencies	0	17,346	0	17,346
U.S. Treasury Obligations	0	20,671	0	20,671
Non-Agency Mortgage-Backed Securities	0	567	0	567
Asset-Backed Securities	0	8,020	0	8,020
Short-Term Instruments
Certificates of Deposit	0	200	0	200
Repurchase Agreements	0	42,066	0	42,066
Japan Treasury Bills	0	1,880	0	1,880
	$0	$95,270	$235	$95,505

Investments in Affiliates, at Value
Mutual Funds	4,052	0	0	4,052
Short-Term Instruments
Central Funds Used for Cash Management Purposes	14,456	0	0	14,456
	$18,508	$0	$0	$18,508

Total Investments	$18,508	$95,270	$235	$114,013

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	689	7	0	696
Over the counter	0	135	0	135
	$689	$142	$0	$831

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4)	(2)	0	(6)
Over the counter	0	(181)	0	(181)

	$(4)	$(183)	$0	$(187)

Total Financial Derivative Instruments	$685	$(41)	$0	$644

Totals	$19,193	$95,229	$235	$114,657

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommodityRealReturn® Strategy Portfolio

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 162.1% ¤
CORPORATE BONDS & NOTES 6.4%
BANKING & FINANCE 4.5%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$100	$101
4.625% due 10/30/2020		100	103
American Honda Finance Corp.
2.137% due 11/05/2021 ~		130	130
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(e)(f)	EUR	400	534
Bank of America Corp.
5.875% due 03/15/2028 •(e)		$230	232
Bank of America N.A.
1.750% due 06/05/2018		2,000	1,997
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(e)(f)	EUR	200	266
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$1,100	1,108
Deutsche Bank AG
4.250% due 10/14/2021		1,600	1,626
Dexia Credit Local S.A.
2.375% due 09/20/2022		700	683
2.500% due 01/25/2021		740	735
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		600	588
3.325% (US0003M + 1.200%) due 09/15/2020 ~		1,400	1,423
ING Bank NV
2.625% due 12/05/2022		500	491
John Deere Capital Corp.
2.538% (US0003M + 0.290%) due 06/22/2020 ~		1,200	1,201
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(e)(f)	GBP	200	294
Macquarie Bank Ltd.
2.047% due 04/04/2019 ~		$700	701
Mitsubishi UFJ Financial Group, Inc.
3.886% (US0003M + 1.880%) due 03/01/2021 ~		247	256
Navient Corp.
5.500% due 01/15/2019		400	405
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	200	246
State Bank of India
2.654% (US0003M + 0.950%) due 04/06/2020 ~		$800	801
Toronto-Dominion Bank
2.250% due 03/15/2021		800	786
UBS AG
2.355% (US0003M + 0.320%) due 12/07/2018 ~		900	901
2.627% (US0003M + 0.580%) due 06/08/2020 ~		1,000	1,004
Unibail-Rodamco SE
2.492% (US0003M + 0.770%) due 04/16/2019 ~		800	804

			17,416

INDUSTRIALS 0.8%
BAT Capital Corp.
2.423% due 08/14/2020 ~		600	602
Enbridge, Inc.
2.108% due 01/10/2020 ~		600	599
2.825% (US0003M + 0.700%) due 06/15/2020 ~		900	904
Hyundai Capital America
2.000% due 07/01/2019		200	197
Spectra Energy Partners LP
2.725% (US0003M + 0.700%) due 06/05/2020 ~		200	201
Textron, Inc.
2.361% due 11/10/2020 ~		690	690
VMware, Inc.
2.950% due 08/21/2022		100	96

			3,289

UTILITIES 1.1%
AT&T, Inc.
2.672% (US0003M + 0.950%) due 07/15/2021 ~		1,100	1,112
5.150% due 02/14/2050		300	304
5.300% due 08/14/2058		100	101

Gazprom OAO Via Gaz Capital S.A.
4.625% due 10/15/2018	EUR	140	176
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~		$690	690
Petrobras Global Finance BV
5.999% due 01/27/2028		233	231
6.125% due 01/17/2022		700	750
6.625% due 01/16/2034	GBP	100	149
8.375% due 12/10/2018		$100	104
Sempra Energy
2.575% due 03/15/2021 ~		300	301
Southern Power Co.
2.752% due 12/20/2020 ~		300	300

			4,218

Total Corporate Bonds & Notes (Cost $24,828)			24,923

MUNICIPAL BONDS & NOTES 0.0%
SOUTH CAROLINA 0.0%
South Carolina Student Loan Corp. Revenue Bonds, Series 2005
2.146% due 12/01/2023 ~		131	131

Total Municipal Bonds & Notes (Cost $131)			131

U.S. GOVERNMENT AGENCIES 14.4%
Fannie Mae
2.222% (LIBOR01M + 0.350%) due 05/25/2042 ~		4	5
2.401% (12MTA + 1.200%) due 10/01/2044 ~		5	5
2.552% (LIBOR01M + 0.680%) due 02/25/2041 ~		366	374
3.121% (US0006M + 1.538%) due 01/01/2036 ~		51	53
3.385% (US0012M + 1.635%) due 07/01/2035 ~		19	19
3.465% due 05/25/2035 ~		30	32
3.530% (US0012M + 1.780%) due 11/01/2035 ~		16	16
3.551% (H15T1Y + 2.360%) due 11/01/2034 ~		23	24
Fannie Mae, TBA
3.500% due 06/01/2033 - 05/01/2048		29,180	29,195
4.000% due 05/01/2048 - 06/01/2048		21,500	22,010
Freddie Mac
2.132% (LIBOR01M + 0.260%) due 08/25/2031 ~		1	1
2.136% due 07/15/2044 ~		800	798
2.227% (LIBOR01M + 0.450%) due 08/15/2033 - 09/15/2042 ~		1,449	1,460
2.263% (12MTA + 1.200%) due 02/25/2045 ~		61	61
3.239% (US0012M + 1.490%) due 09/01/2036 †~		119	123
3.345% (US0006M + 1.744%) due 07/01/2036 †~		121	126
3.428% (US0012M + 1.686%) due 10/01/2036 †~		67	70
3.549% (H15T1Y + 2.254%) due 01/01/2034 ~		5	6
Ginnie Mae
2.550% (US0012M + 0.750%) due 04/20/2067 ~		488	504
NCUA Guaranteed Notes
2.161% (LIBOR01M + 0.450%) due 10/07/2020 ~		323	324
2.181% (LIBOR01M + 0.560%) due 12/08/2020 ~		789	793
Small Business Administration
5.510% due 11/01/2027		187	196

Total U.S. Government Agencies (Cost $55,979)			56,195

U.S. TREASURY OBLIGATIONS 93.5%
U.S. Treasury Bonds
3.000% due 05/15/2045 †		80	80
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2018 †(j)		7,506	7,516
0.125% due 04/15/2019 (h)		49,116	49,080
0.125% due 04/15/2020 (h)		70,386	70,108
0.125% due 04/15/2021 (h)		44,482	44,102
0.125% due 01/15/2022 (h)(l)		854	845
0.125% due 04/15/2022		469	462
0.125% due 07/15/2022		6,913	6,842
0.125% due 07/15/2024		3,611	3,526
0.125% due 07/15/2026 (l)		2,771	2,662
0.250% due 01/15/2025		7,740	7,566
0.375% due 07/15/2023 (h)		18,294	18,229
0.375% due 07/15/2025 †		5,076	5,010
0.375% due 01/15/2027		503	490
0.500% due 01/15/2028 (h)		11,557	11,343
0.625% due 07/15/2021		4,302	4,354
0.625% due 01/15/2024		6,378	6,410
0.625% due 01/15/2026		8,283	8,277

0.625% due 02/15/2043 (l)		151	142
0.750% due 02/15/2045		2,210	2,128
0.875% due 02/15/2047		4,056	4,019
1.000% due 02/15/2048		1,855	1,899
1.250% due 07/15/2020 (h)		16,139	16,567
1.375% due 07/15/2018		6,230	6,294
1.375% due 01/15/2020		5,336	5,451
1.375% due 02/15/2044 †		106	118
1.750% due 01/15/2028		5,766	6,335
1.875% due 07/15/2019 (j)		4,585	4,709
2.000% due 01/15/2026		4,486	4,951
2.125% due 02/15/2040 (h)(l)		424	535
2.125% due 02/15/2041 (h)(l)		996	1,263
2.375% due 01/15/2025 (h)		17,621	19,723
2.375% due 01/15/2027 (l)		123	141
2.500% due 01/15/2029 †		5,569	6,593
3.375% due 04/15/2032		1,603	2,156
3.875% due 04/15/2029 (h)(l)		543	722
3.875% due 04/15/2029 †		151	201
U.S. Treasury Notes
1.875% due 02/28/2022 (h)		23,200	22,656
2.000% due 02/15/2025 (h)(l)		2,610	2,496
2.125% due 12/31/2022 (h)		1,330	1,304
2.250% due 11/15/2024 (l)		144	140
2.250% due 11/15/2027 (h)		530	507
2.750% due 02/15/2024 (h)		8,100	8,150

Total U.S. Treasury Obligations (Cost $369,624)			366,102

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.7%
Alliance Bancorp Trust
2.112% (US0001M + 0.240%) due 07/25/2037 ~		240	208
Banc of America Mortgage Trust
3.685% due 11/25/2035 ^~		23	21
3.778% due 06/25/2035 ~		79	75
3.939% due 11/25/2034 ~		36	37
BCAP LLC Trust
5.250% due 08/26/2037 ~		375	386
Bear Stearns Adjustable Rate Mortgage Trust
3.660% due 03/25/2035 ~		59	58
3.724% due 07/25/2036 ^~		78	75
3.741% due 01/25/2035 ~		199	199
Citigroup Mortgage Loan Trust
3.465% due 09/25/2037 ^~		338	320
Countrywide Alternative Loan Trust
2.017% (US0001M + 0.195%) due 12/20/2046 ^~		1,237	1,056
6.000% due 02/25/2037 ^		188	132
Countrywide Home Loan Mortgage Pass-Through Trust
3.412% due 08/25/2034 ^~		21	20
3.707% due 11/19/2033 ~		2	2
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.561% due 10/26/2036 ~		93	85
Eurosail PLC
1.554% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	398	557
First Horizon Alternative Mortgage Securities Trust
3.342% due 06/25/2034 ~		$10	10
6.000% due 02/25/2037		67	54
GreenPoint Mortgage Funding Trust
2.412% (US0001M + 0.540%) due 11/25/2045 ~		10	9
GS Mortgage Securities Trust
3.849% due 12/10/2043		285	289
GSR Mortgage Loan Trust
3.775% due 01/25/2035 ~		34	33
HarborView Mortgage Loan Trust
2.048% (LIBOR01M + 0.240%) due 03/19/2036 ~		47	41
HomeBanc Mortgage Trust
2.202% (US0001M + 0.330%) due 10/25/2035 ~		84	84
IndyMac Mortgage Loan Trust
3.853% due 11/25/2035 ^~		60	57
JPMorgan Mortgage Trust
3.676% due 07/25/2035 ~		37	38
3.702% due 02/25/2035 ~		76	75
3.754% due 08/25/2035 ~		56	57
MASTR Adjustable Rate Mortgages Trust
3.469% due 11/21/2034 ~		25	26
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.517% (US0001M + 0.740%) due 09/15/2030 ~		123	122
Residential Accredit Loans, Inc. Trust
2.643% (12MTA + 1.360%) due 09/25/2045 ~		123	117
Residential Asset Securitization Trust
2.272% (US0001M + 0.400%) due 05/25/2035 ~		99	87
Sequoia Mortgage Trust
2.022% (US0001M + 0.200%) due 07/20/2036 ~		250	240

Structured Adjustable Rate Mortgage Loan Trust
2.682% (12MTA + 1.400%) due 01/25/2035 ~		12	11
3.689% due 02/25/2034 ~		14	14
3.809% due 12/25/2034 ~		23	23
Structured Asset Mortgage Investments Trust
2.082% (US0001M + 0.210%) due 04/25/2036 ~		17	16
2.468% (US0001M + 0.660%) due 10/19/2034 ~		17	16
Vornado DP LLC Trust
4.004% due 09/13/2028		1,500	1,543
WaMu Mortgage Pass-Through Certificates Trust
2.053% (12MTA + 0.770%) due 05/25/2047 ~		222	212
3.353% due 12/25/2035 ~		130	120
3.468% due 08/25/2035 ~		16	16
Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035		20	17
Wells Fargo Mortgage-Backed Securities Trust
3.224% due 06/25/2033 ~		52	53
3.759% due 03/25/2036 ^~		110	106

Total Non-Agency Mortgage-Backed Securities (Cost $6,180)			6,717

ASSET-BACKED SECURITIES 7.9%
Argent Mortgage Loan Trust
2.112% (LIBOR01M + 0.240%) due 05/25/2035 ~		119	113
Argent Securities Trust
2.022% (US0001M + 0.150%) due 07/25/2036 ~		432	364
Atrium CDO Corp.
2.575% due 04/22/2027 ~		400	399
Black Diamond CLO Designated Activity Co.
0.650% due 10/03/2029 ~	EUR	350	431
Brookside Mill CLO Ltd.
2.524% due 01/17/2028 ~		$2,060	2,058
Catamaran CLO Ltd.
2.363% due 01/27/2028 ~		600	600
CIFC Funding Ltd.
2.502% due 04/15/2027 ~		640	638
CIT Mortgage Loan Trust
3.222% (LIBOR01M + 1.350%) due 10/25/2037 ~		767	773
Citigroup Mortgage Loan Trust
2.102% (US0001M + 0.230%) due 12/25/2036 ~		55	40
Citigroup Mortgage Loan Trust, Inc.
2.202% (US0001M + 0.330%) due 10/25/2036 ~		400	366
CoreVest American Finance Trust
2.968% due 10/15/2049		198	194
Countrywide Asset-Backed Certificates
2.122% (US0001M + 0.250%) due 03/25/2037 ~		200	183
3.949% due 04/25/2036 ~		17	17
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021		390	392
Credit-Based Asset Servicing and Securitization LLC
1.992% (LIBOR01M + 0.120%) due 07/25/2037 ~		15	10
Flagship Ltd.
2.865% (US0003M + 1.120%) due 01/20/2026 ~		800	800
Fremont Home Loan Trust
2.007% (US0001M + 0.135%) due 10/25/2036 ~		156	140
GSAMP Trust
1.942% (US0001M + 0.070%) due 12/25/2036 ~		60	32
2.847% (US0001M + 0.975%) due 03/25/2035 ^~		143	126
Halcyon Loan Advisors Funding Ltd.
2.665% due 04/20/2027 ~		300	299
IndyMac Mortgage Loan Trust
1.942% (US0001M + 0.070%) due 07/25/2036 ~		294	137
Jamestown CLO Ltd.
2.412% due 07/15/2026 ~		800	798
2.575% due 07/25/2027 ~		250	249
2.951% (US0003M + 1.220%) due 01/17/2027 ~		1,000	1,001
Jubilee CLO BV
0.473% due 12/15/2029 ~	EUR	1,950	2,396
Lehman XS Trust
2.032% (US0001M + 0.160%) due 05/25/2036 ~		$183	184
5.410% due 06/25/2036		150	148
Marathon CLO Ltd.
2.762% due 11/21/2027 ~		1,920	1,916
Morgan Stanley Mortgage Loan Trust
5.910% due 11/25/2036		864	435
6.000% due 07/25/2047 ^~		97	78
MP CLO Ltd.
2.574% due 04/18/2027 ~		660	661
Navient Student Loan Trust
3.022% (US0001M + 1.150%) due 03/25/2066 ~		584	594

OCP CLO Ltd.
2.522% due 07/15/2027 ~		300	300
2.572% due 10/26/2027 ~		1,020	1,020
Renaissance Home Equity Loan Trust
2.972% (US0001M + 1.100%) due 09/25/2037 ~		1,110	643
Residential Asset Securities Corp. Trust
2.202% (US0001M + 0.330%) due 04/25/2036 ~		200	197
Securitized Asset-Backed Receivables LLC Trust
2.122% (US0001M + 0.250%) due 05/25/2036 ~		647	429
SLM Private Education Loan Trust
1.850% due 06/17/2030		293	291
4.027% (US0001M + 2.250%) due 06/16/2042 ~		220	228
SLM Student Loan Trust
0.000% (EUR003M + 0.260%) due 12/15/2023 ~	EUR	16	20
0.000% (EUR003M + 0.180%) due 01/25/2024 ~		309	382
0.000% (EUR003M + 0.270%) due 06/17/2024 ~		106	131
1.785% (US0003M + 0.040%) due 04/25/2019 ~		$660	655
2.295% (US0003M + 0.550%) due 10/25/2064 ~		500	496
3.245% (US0003M + 1.500%) due 04/25/2023 ~		1,838	1,878
SoFi Professional Loan Program LLC
2.050% due 01/25/2041		707	702
Sound Point CLO Ltd.
2.582% due 04/15/2027 ~		800	801
Structured Asset Securities Corp. Mortgage Loan Trust
3.164% (US0001M + 1.500%) due 04/25/2035 ~		218	214
Symphony CLO LP
2.804% (US0003M + 1.100%) due 01/09/2023 ~		265	265
THL Credit Wind River CLO Ltd.
2.592% due 10/15/2027 ~		500	500
U.S. Residential Opportunity Fund Trust
3.352% due 11/27/2037		151	151
Venture CLO Ltd.
2.542% due 04/15/2027 ~		940	940
2.602% due 07/15/2027 ~		400	400
Vibrant CLO Ltd.
2.641% (US0003M + 0.900%) due 07/24/2024 ~		843	843
VOLT LLC
3.125% due 09/25/2047		443	441
3.250% due 06/25/2047		187	187
3.500% due 03/25/2047		72	72
Voya CLO Ltd.
2.465% due 07/25/2026 ~		700	700
WhiteHorse Ltd.
2.978% (US0003M + 1.200%) due 02/03/2025 ~		682	682
Z Capital Credit Partners CLO Ltd.
2.672% due 07/16/2027 ~		710	711

Total Asset-Backed Securities (Cost $30,484)			30,851

SOVEREIGN ISSUES 9.7%
Argentina Government International Bond
5.875% due 01/11/2028		400	377
6.875% due 01/26/2027		1,100	1,123
22.844% (BADLARPP) due 10/04/2022 ~	ARS	100	8
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~		3,233	165
27.250% due 06/21/2020 ~		16,487	872
Australia Government International Bond
3.000% due 09/20/2025	AUD	2,031	1,820
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	100	132
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2018 (b)	BRL	40,100	11,964
Canadian Government Real Return Bond
4.250% due 12/01/2026 (d)	CAD	900	933
Cyprus Government International Bond
2.750% due 06/27/2024	EUR	60	79
3.750% due 07/26/2023		170	235
3.875% due 05/06/2022		150	207
4.250% due 11/04/2025		120	173
Development Bank of Japan, Inc.
2.125% due 09/01/2022		$300	290
France Government International Bond
0.100% due 03/01/2025 (d)	EUR	1,272	1,687
0.250% due 07/25/2024 (d)		361	489
Italy Buoni Poliennali Del Tesoro
0.100% due 05/15/2023 (d)		1,119	1,422
0.250% due 05/15/2018		100	123
1.650% due 04/23/2020 (d)		200	260
2.350% due 09/15/2024 (d)		408	586
Japan Bank for International Cooperation
2.375% due 07/21/2022		$200	195
Japan Government International Bond
0.100% due 03/10/2027 (d)	JPY	342,339	3,422

Mexico Government International Bond
7.750% due 05/29/2031	MXN	7,972	449
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	2,674	2,014
Republic of Germany
0.250% due 04/13/2018	EUR	700	862
Spain Government International Bond
0.250% due 04/30/2018		229	282
United Kingdom Gilt
0.125% due 03/22/2026 (d)	GBP	3,623	5,888
0.125% due 11/22/2056 (d)		42	114
0.125% due 11/22/2065 (d)		157	511
1.875% due 11/22/2022 (d)		362	605
4.250% due 12/07/2027		300	531

Total Sovereign Issues (Cost $37,405)			37,818

SHORT-TERM INSTRUMENTS 28.5%
CERTIFICATES OF DEPOSIT 0.6%
Barclays Bank PLC
1.940% due 09/04/2018		$1,400	1,397
2.355% due 05/17/2018		1,000	1,000

			2,397

COMMERCIAL PAPER 2.3%
Bank of Montreal
1.475% due 04/09/2018	CAD	200	155
1.479% due 04/02/2018		200	155
1.489% due 04/04/2018		749	581
1.504% due 04/02/2018		1,100	854
Bank of Nova Scotia
1.487% due 04/06/2018		1,151	893
1.504% due 04/02/2018		2,500	1,940
1.516% due 04/09/2018		500	388
Canadian Imperial Bank of Commerce
1.487% due 04/12/2018		500	388
1.488% due 04/16/2018		1,000	776
HSBC Bank Canada
1.505% due 04/06/2018		1,300	1,009
1.512% due 04/13/2018		200	155
1.516% due 04/11/2018		200	155
Royal Bank of Canada
1.439% due 04/05/2018		100	78
1.486% due 04/12/2018		100	77
Toronto Dominion Bank
1.489% due 04/16/2018		700	543
1.507% due 04/02/2018		500	388
Toronto-Dominion Bank
1.501% due 04/06/2018		400	310

			8,845

REPURCHASE AGREEMENTS (g) 18.3%			71,779

ARGENTINA TREASURY BILLS 0.3%
20.492% due 05/11/2018 - 11/16/2018 (a)(b)	ARS	5,820	1,241

FRANCE TREASURY BILLS 0.0%
(0.963)% due 04/05/2018 (b)(c)	EUR	100	123

GREECE TREASURY BILLS 0.5%
1.211% due 08/31/2018 (b)(c)		1,660	2,034

ITALY TREASURY BILLS 0.4%
(0.653)% due 04/13/2018 - 04/30/2018 (a)(b)		1,301	1,601

JAPAN TREASURY BILLS 5.4%
(0.226)% due 04/05/2018 - 05/21/2018 (a)(b)	JPY	2,252,400	21,170

U.K. TREASURY BILLS 0.3%
0.231% due 04/03/2018 - 04/20/2018 (a)(b)	GBP	800	1,122

U.S. TREASURY BILLS 0.4%
1.547% due 04/19/2018 †(a)(b)(k)	$1,610	1,609

Total Short-Term Instruments (Cost $111,518)		111,921

Total Investments in Securities (Cost $636,149)		634,658

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	13,107	130

Total Short-Term Instruments (Cost $129)		130

Total Investments in Affiliates (Cost $129)		130

Total Investments 162.1% (Cost $636,278)		$634,788
Financial Derivative Instruments (i)(k) (0.1)% (Cost or Premiums, net $650)		(485)
Other Assets and Liabilities, net (62.0)%		(242,655)

Net Assets 100.0%		$391,648

Notes to Consolidated Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Portfolio I, Ltd., which is a 100% owned subsidiary of the Portfolio.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SAL	1.910	% †	03/29/2018	04/02/2018	$69,900	U.S. Treasury Notes 2.125% due 11/30/2023	$(71,397)	$69,900	$69,915
SSB	0.600	†	03/29/2018	04/02/2018	1,879	U.S. Treasury Notes 3.375% due 11/15/2019 (2)	(1,921)	1,879	1,879

Total Repurchase Agreements							$(73,318)	$71,779	$71,794

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
JPS	1.700%	03/22/2018	04/05/2018	$(6,566)	$(6,569)

Total Reverse Repurchase Agreements					$(6,569)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
BCY	1.850%	03/13/2018	04/13/2018	$(1,554)	$(1,553)
	1.950	03/20/2018	04/03/2018	(6,834)	(6,834)
BPG	1.700	02/27/2018	04/10/2018	(1,618)	(1,618)
	1.830	03/07/2018	04/06/2018	(9,381)	(9,379)
	1.830	03/12/2018	04/12/2018	(1,347)	(1,346)
	1.850	03/14/2018	04/13/2018	(1,243)	(1,242)
	2.040	03/21/2018	04/04/2018	(934)	(934)
	2.100	03/26/2018	04/02/2018	(1,765)	(1,765)
	2.250	03/28/2018	04/04/2018	(2,954)	(2,954)
GSC	1.910	03/13/2018	04/13/2018	(725)	(725)
	2.500	03/29/2018	04/02/2018	(937)	(937)
MSC	2.300	03/29/2018	04/02/2018	(511)	(511)
NOM	1.650	03/05/2018	04/05/2018	(1,307)	(1,307)
TDM	1.590	02/01/2018	04/02/2018	(106)	(106)
	1.600	01/16/2018	04/13/2018	(6,031)	(6,028)
	1.620	01/25/2018	04/13/2018	(3,430)	(3,428)
	1.620	02/06/2018	04/06/2018	(1,864)	(1,864)
	1.650	01/29/2018	04/13/2018	(2,805)	(2,803)
	1.650	02/16/2018	04/13/2018	(131,850)	(131,783)
	1.680	02/23/2018	04/06/2018	(2,927)	(2,926)
UBS	1.560	01/05/2018	04/05/2018	(12,702)	(12,701)
	1.600	02/05/2018	04/02/2018	(23,377)	(23,377)

Total Sale-Buyback Transactions					$(216,121)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.6)%
Fannie Mae, TBA	3.000%	05/01/2048	$6,600	$(6,428)	$(6,423)

Total Short Sales (1.6)%				$(6,428)	$(6,423)

(h)	Securities with an aggregate market value of $223,140 have been pledged as collateral under the terms of master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended March 31, 2018 was $(162,056) at a weighted average interest rate of 1.594%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(4)	Payable for sale-buyback transactions includes $(81) of deferred price drop.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Commodity Options

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - NYMEX WTI-Brent Crude Spread December Futures †	$2.000	10/30/2018	4	$4,000	$3	$0

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	$105.000	05/25/2018	74	$74	$1	$0
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	105.500	05/25/2018	13	13	0	0
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	108.000	05/25/2018	30	30	1	0
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	108.500	05/25/2018	135	135	1	1
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	173.000	05/25/2018	9	9	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	174.000	05/25/2018	1	1	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	177.000	05/25/2018	1	1	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	179.000	05/25/2018	6	6	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	180.000	05/25/2018	15	15	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	181.000	05/25/2018	1	1	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	182.000	05/25/2018	144	144	1	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	183.000	05/25/2018	8	8	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	190.000	05/25/2018	1	1	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	194.000	05/25/2018	11	11	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	200.000	05/25/2018	5	5	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond June 2018 Futures	215.000	05/25/2018	1	1	0	0

					$4	$1

Total Purchased Options					$7	$1

Written Options:

Commodity Options

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - NYMEX Crude June Futures †	$65.000	05/17/2018	12	$12,000	$(9)	$(25)
Call - NYMEX Crude May Futures †	64.000	04/17/2018	12	12,000	(10)	(22)
Call - NYMEX Natural Gas Calendar Spread October Futures †	0.200	09/25/2018	1	10,000	0	0
Put - NYMEX Natural Gas Calendar Spread October Futures †	0.350	09/25/2018	1	10,000	0	0
Put - NYMEX Natural Gas June Futures †	2.600	05/25/2018	12	120,000	(5)	(4)
Put - NYMEX Natural Gas May Futures †	2.500	04/25/2018	15	150,000	(7)	(1)
Put - NYMEX Natural Gas October Futures †	2.450	09/25/2018	4	40,000	(3)	(2)
Call - NYMEX WTI-Brent Crude Spread December Futures †	0.000	10/30/2018	4	4,000	(5)	0
Put - NYMEX WTI-Brent Crude Spread June Futures †	2.000	04/27/2018	2	2,000	(2)	0
Put - NYMEX WTI-Brent Crude Spread June Futures †	3.000	04/27/2018	1	1,000	0	0

					$(41)	$(54)

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note May 2018 Futures	$120.000	04/20/2018	45	$45	$(12)	$(4)
Call - CBOT U.S. Treasury 10-Year Note May 2018 Futures	121.500	04/20/2018	45	45	(9)	(14)
Put - CBOT U.S. Treasury 30-Year Bond May 2018 Futures	143.000	04/20/2018	10	10	(9)	(1)
Call - CBOT U.S. Treasury 30-Year Bond May 2018 Futures	145.000	04/20/2018	13	13	(14)	(27)

					$(44)	$(46)

Total Written Options					$(85)	$(100)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	2		$488	$(1)	$0	$0
90-Day Eurodollar December Futures	12/2019	2		486	(1)	0	0
90-Day Eurodollar June Futures	06/2018	2		489	(1)	0	0
90-Day Eurodollar June Futures	06/2019	2		487	(1)	0	0
90-Day Eurodollar March Futures	03/2019	2		487	(1)	0	0
90-Day Eurodollar September Futures	09/2018	2		488	(1)	0	0
90-Day Eurodollar September Futures	09/2019	2		486	(1)	0	0
Brent (ICE) Dubai August Futures †	08/2018	6		17	6	0	0
Brent (ICE) Dubai December Futures †	12/2018	6		18	7	0	0
Brent (ICE) Dubai July Futures †	07/2018	6		17	6	0	0
Brent (ICE) Dubai November Futures †	11/2018	6		18	6	0	0
Brent (ICE) Dubai October Futures †	10/2018	6		17	6	0	0
Brent (ICE) Dubai September Futures †	09/2018	6		17	6	0	0
Brent Crude December Futures †	10/2018	20		1,334	60	8	0
Brent Crude December Futures †	10/2019	33		2,067	112	6	0
Brent Crude December Futures †	10/2020	25		1,494	50	0	(1)
Brent Crude December Futures †	10/2021	7		406	12	0	(1)
Brent Crude July Futures †	05/2018	4		275	5	2	0
Brent Crude June Futures †	04/2018	2		139	(1)	1	0
Brent Crude September Futures †	07/2018	8		543	(1)	4	0
Chicago Ethanol (Platts) April Futures †	04/2018	2		123	3	2	0
Chicago Ethanol (Platts) December Futures †	12/2018	1		61	2	1	0
Chicago Ethanol (Platts) June Futures †	06/2018	3		186	6	3	0
Chicago Ethanol (Platts) May Futures †	05/2018	3		185	5	3	0
Chicago Ethanol (Platts) September Futures †	09/2018	1		62	(1)	1	0
Copper December Futures †	12/2018	4		678	(37)	0	0
Copper July Futures †	07/2018	1		168	0	0	0
Copper May Futures †	05/2018	5		838	(53)	0	0
Corn December Futures †	12/2018	36		741	17	26	0
Cotton No. 2 December Futures †	12/2018	1		39	0	0	0
Euro-Bund 10-Year Bond June Futures	06/2018	22	EUR	4,316	75	6	0
Gas Oil December Futures †	12/2018	20		$1,203	177	4	0
Gas Oil September Futures †	09/2018	3		182	10	1	0
Hard Red Winter Wheat July Futures †	07/2018	1		24	(1)	0	0
Henry Hub Natural Gas Swap August Futures †	07/2018	4		28	(1)	0	0
Henry Hub Natural Gas Swap December Futures †	11/2018	4		30	1	0	0
Henry Hub Natural Gas Swap July Futures †	06/2018	4		28	(1)	0	0
Henry Hub Natural Gas Swap June Futures †	05/2018	4		28	(2)	0	0
Henry Hub Natural Gas Swap May Futures †	04/2018	4		27	(2)	0	0
Henry Hub Natural Gas Swap November Futures †	10/2018	4		29	(1)	0	0
Henry Hub Natural Gas Swap October Futures †	09/2018	4		28	(1)	0	0
Henry Hub Natural Gas Swap September Futures †	08/2018	4		28	(1)	0	0
Lead September Futures †	09/2018	1		60	(1)	0	0
Live Cattle August Futures †	08/2018	1		41	(6)	0	(1)
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	08/2018	1		3	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	12/2018	1		3	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	07/2018	1		3	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	11/2018	1		3	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	10/2018	1		3	0	0	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	09/2018	1		3	0	0	0
Natural Gas February Futures †	01/2019	15		459	(5)	3	0
Natural Gas October Futures †	09/2018	34		968	14	8	0
Natural Gas September Futures †	08/2018	6		170	(1)	2	0
New York Harbor ULSD December Futures †	11/2018	1		85	2	0	0
New York Harbor ULSD September Futures †	08/2018	2		170	9	1	0
Put Options Strike @ EUR 148.500 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	22	EUR	0	0	0	0
RBOB Gasoline June Futures †	05/2018	3		$255	5	0	0
Soybean November Futures †	11/2018	3		157	1	5	0
Soybean Oil May Futures †	05/2018	10		191	0	2	0
U.S. Treasury 5-Year Note June Futures	06/2018	5		572	3	1	0
U.S. Treasury 10-Year Note June Futures †	06/2018	88		10,660	89	21	0
White Sugar August Futures †	07/2018	14		240	(13)	2	0
White Sugar May Futures †	04/2018	3		53	(1)	1	0
WTI Crude December Futures †	11/2021	8		420	2	0	(1)
WTI Crude June Futures †	05/2019	92		5,457	323	20	0
WTI Crude June Futures †	05/2020	13		724	41	0	(1)
WTI Crude March Futures †	02/2019	22		1,331	44	6	0
WTI Crude March Futures †	02/2020	8		452	37	0	0
WTI Crude May Futures †	04/2018	6		390	(2)	3	0
WTI Crude November Futures †	10/2018	6		374	25	2	0
WTI Crude October Futures †	09/2018	22		1,384	93	8	0
WTI Crude September Futures †	08/2019	24		1,397	47	4	0
WTI Houston (Argus) vs. WTI Trade April Futures †	03/2019	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade August Futures †	07/2019	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade December Futures †	11/2019	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade February Futures †	01/2019	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade January Futures †	12/2018	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade July Futures †	06/2019	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade June Futures †	05/2019	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade March Futures †	02/2019	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade May Futures †	04/2019	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade November Futures †	10/2019	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade October Futures †	09/2019	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade September Futures †	08/2019	1		2	0	0	0
Zinc September Futures †	09/2018	2		163	(1)	0	0

					$1,167	$157	$(5)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum September Futures †	09/2018	3		$(151)	$7	$0	$0
Arabica Coffee September Futures †	09/2018	4		(184)	5	0	(1)
Australia Government 10-Year Bond June Futures	06/2018	8	AUD	(796)	(15)	1	(4)
Brent Crude December Futures †	10/2022	14		$(802)	(21)	2	0
Brent Crude June Futures †	04/2019	44		(2,839)	(138)	0	(13)
Brent Crude June Futures †	05/2020	13		(795)	(75)	0	(1)
Brent Crude June Futures †	04/2021	6		(353)	(23)	1	0
Brent Crude March Futures †	01/2019	6		(393)	(8)	0	(2)
Brent Crude September Futures †	07/2019	4		(255)	(5)	0	(1)
Call Options Strike @ USD 69.000 on Brent Crude June 2018 Futures †	04/2018	12		(23)	(12)	0	(2)
Call Options Strike @ USD 74.000 on Brent Crude December 2018 Futures †	10/2018	3		(6)	(1)	0	0
Call Options Strike @ USD 74.500 on Brent Crude July 2018 Futures †	05/2018	12		(10)	2	0	0
Call Options Strike @ USD 75.000 on Brent Crude December 2018 Futures †	10/2018	2		(4)	(1)	0	0
Cocoa September Futures †	09/2018	1		(26)	(1)	0	0
Copper December Futures †	12/2018	8		(617)	36	0	(5)
Copper July Futures †	07/2018	3		(228)	0	0	(2)
Copper May Futures †	05/2018	11		(832)	55	0	(7)
Copper September Futures †	09/2018	3		(230)	5	0	(2)
Corn July Futures †	07/2018	29		(575)	(4)	0	(20)
Corn May Futures †	05/2018	17		(330)	(23)	0	(12)
Corn September Futures †	09/2018	24		(484)	(13)	0	(17)
Euro-BTP Italy Government Bond June Futures	06/2018	16	EUR	(2,380)	(18)	0	(9)
Euro-OAT France Government 10-Year Bond June Futures	06/2018	54		(10,272)	(209)	0	(19)
Gas Oil June Futures †	06/2018	10		$(614)	(40)	0	(2)
Gas Oil June Futures †	06/2019	10		(590)	(88)	0	(2)
Gold 100 oz. June Futures †	06/2018	8		(1,062)	1	2	0
Henry Hub Natural Gas August Futures †	07/2018	4		(28)	2	0	0
Henry Hub Natural Gas December Futures †	11/2018	4		(30)	0	0	0
Henry Hub Natural Gas July Futures †	06/2018	4		(28)	2	0	0
Henry Hub Natural Gas June Futures †	05/2018	4		(28)	2	0	0
Henry Hub Natural Gas May Futures †	04/2018	4		(27)	3	0	(1)
Henry Hub Natural Gas November Futures †	10/2018	4		(29)	1	0	0
Henry Hub Natural Gas October Futures †	09/2018	4		(28)	2	0	0
Henry Hub Natural Gas September Futures †	08/2018	4		(28)	2	0	0
Japan Government 10-Year Bond June Futures	06/2018	14	JPY	(19,837)	(10)	12	(1)
Live Cattle June Futures †	06/2018	1		$(41)	7	1	0
Natural Gas August Futures †	07/2018	2		(57)	(1)	0	(1)
Natural Gas January Futures †	12/2018	1		(31)	0	0	0
Natural Gas July Futures †	06/2018	17		(481)	(8)	0	(4)
Natural Gas June Futures †	05/2018	3		(83)	(1)	0	(1)
Natural Gas May Futures †	04/2018	26		(711)	22	0	(9)
New York Harbor ULSD July Futures †	06/2018	1		(85)	(3)	0	0
Platinum July Futures †	07/2018	4		(187)	7	2	0
Put Options Strike @ EUR 130.000 on Euro-Bobl June 2018 Futures	05/2018	22	EUR	(1)	8	1	0
Put Options Strike @ USD 55.000 on Brent Crude December 2018 Futures †	10/2018	3		$(4)	1	1	0
Put Options Strike @ USD 56.000 on Brent Crude December 2018 Futures †	10/2018	2		(3)	1	0	0
RBOB Gasoline September Futures †	08/2018	1		(83)	0	0	0
Silver May Futures †	05/2018	2		(163)	4	0	0
Soybean Meal May Futures †	05/2018	6		(230)	(2)	0	(8)
Sugar No. 11 July Futures †	06/2018	12		(167)	13	0	(2)
Sugar No. 11 May Futures †	04/2018	5		(69)	7	0	(1)
Sugar No. 11 October Futures †	09/2018	11		(159)	14	0	(1)
U.S. Treasury 30-Year Bond June Futures	06/2018	184		(26,979)	(744)	0	(138)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	1		(160)	(5)	0	(1)
United Kingdom Long Gilt June Futures	06/2018	66	GBP	(11,373)	(200)	0	(63)
Wheat July Futures †	07/2018	1		$(23)	0	0	0
WTI Brent Financial April Futures †	04/2019	1		(5)	0	0	0
WTI Brent Financial August Futures †	08/2018	1		(4)	0	0	0
WTI Brent Financial August Futures †	08/2019	1		(5)	0	0	0
WTI Brent Financial December Futures †	12/2018	1		(5)	0	0	0
WTI Brent Financial December Futures †	12/2019	1		(5)	0	0	0
WTI Brent Financial February Futures †	02/2019	1		(5)	0	0	0
WTI Brent Financial January Futures †	01/2019	1		(5)	0	0	0
WTI Brent Financial July Futures †	07/2018	1		(4)	0	0	0
WTI Brent Financial July Futures †	07/2019	1		(5)	0	0	0
WTI Brent Financial June Futures †	06/2019	1		(5)	0	0	0
WTI Brent Financial March Futures †	03/2019	1		(5)	0	0	0
WTI Brent Financial May Futures †	05/2019	1		(5)	0	0	0
WTI Brent Financial November Futures †	11/2018	1		(5)	0	0	0
WTI Brent Financial November Futures †	11/2019	1		(5)	0	0	0
WTI Brent Financial October Futures †	10/2018	1		(4)	0	0	0
WTI Brent Financial October Futures †	10/2019	1		(5)	0	0	0
WTI Brent Financial September Futures †	09/2018	1		(4)	0	0	0
WTI Brent Financial September Futures †	09/2019	1		(5)	0	0	0
WTI Crude April Futures †	03/2019	2		(120)	(6)	0	(1)
WTI Crude August Futures †	07/2018	2		(128)	(8)	0	(1)
WTI Crude August Futures †	08/2018	23		(1,460)	2	0	(9)
WTI Crude December Futures †	11/2018	63		(3,900)	(95)	0	(20)
WTI Crude December Futures †	11/2019	8		(459)	(2)	0	(1)
WTI Crude December Futures †	11/2020	54		(2,935)	(68)	7	0
WTI Crude December Futures †	11/2022	5		(258)	3	1	0
WTI Crude February Futures †	01/2019	11		(670)	(39)	0	(3)
WTI Crude July Futures †	06/2018	3		(194)	(10)	0	(2)
WTI Crude June Futures †	05/2018	12		(778)	(53)	0	(7)
WTI Midarg/Finance CS August Futures †	08/2018	1		(4)	(3)	0	0
WTI Midarg/Finance CS December Futures †	12/2018	1		(5)	(3)	0	0
WTI Midarg/Finance CS July Futures †	07/2018	1		(4)	(3)	0	0
WTI Midarg/Finance CS November Futures †	11/2018	1		(5)	(4)	0	0
WTI Midarg/Finance CS October Futures †	10/2018	1		(5)	(3)	0	0
WTI Midarg/Finance CS September Futures †	09/2018	1		(4)	(3)	0	0

					$(1,755)	$31	$(396)

Total Futures Contracts					$(588)	$188	$(401)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.311%	EUR	180	$3	$2	$5	$0	$0

Credit Default Swaps on Credit Indices - Buy Protection (2)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022		$4,803	$(319)	$(5)	$(324)	$0	$(14)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	2,000	(35)	(26)	(61)	0	(2)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		5,500	(146)	(12)	(158)	0	(4)

						$(500)	$(43)	$(543)	$0	$(20)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay (6)	1-Day EUR-EONIA Compounded-OIS	0.050%	Annual	09/19/2021	EUR	1,200	$(1)	$3	$2	$1	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000	Annual	12/15/2047		$1,420	4	110	114	0	(2)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		300	1	(5)	(4)	0	(1)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		693	4	(20)	(16)	0	(1)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		290	1	(9)	(8)	0	(1)
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	1,000	3	(15)	(12)	0	(5)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/15/2018		$3,900	15	(12)	3	0	(1)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		25,700	1,518	(1,901)	(383)	13	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		6,000	8	(98)	(90)	3	0
Pay (6)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		13,100	(506)	52	(454)	9	0
Pay (6)	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		1,700	0	(8)	(8)	2	0
Pay (6)	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		2,000	0	(10)	(10)	2	0
Pay (6)	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		2,000	0	(10)	(10)	2	0
Pay (6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		3,200	(26)	(17)	(43)	3	0
Receive (6)	3-Month USD-LIBOR	2.400	Semi-Annual	03/16/2026		1,750	9	25	34	0	(3)
Receive (6)	3-Month USD-LIBOR	2.300	Semi-Annual	04/21/2026		4,700	(20)	132	112	0	(7)
Receive (6)	3-Month USD-LIBOR	2.300	Semi-Annual	04/27/2026		5,700	59	77	136	0	(8)
Receive (6)	3-Month USD-LIBOR	1.850	Semi-Annual	07/20/2026		6,100	(42)	307	265	0	(9)
Receive (6)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		2,000	(3)	90	87	0	(3)
Receive (6)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		8,800	205	121	326	0	(13)
Receive	3-Month USD-LIBOR †	1.750	Semi-Annual	12/21/2026		8,380	(201)	827	626	0	(13)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		600	(6)	18	12	0	(1)
Receive (6)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		8,090	(53)	(11)	(64)	0	(13)
Receive (6)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		2,500	138	(19)	119	0	(5)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		4,326	187	(109)	78	0	(26)
Receive (6)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		4,480	491	(139)	352	0	(26)
Receive (6)	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048		310	0	(6)	(6)	0	(2)
Receive (6)	3-Month USD-LIBOR	2.951	Semi-Annual	11/19/2048		300	0	(4)	(4)	0	(2)
Receive (6)	3-Month USD-LIBOR	2.953	Semi-Annual	12/12/2048		300	0	(4)	(4)	0	(2)
Receive (6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2048		200	5	1	6	0	(1)
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028	GBP	830	19	(14)	5	0	(4)
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		1,330	(70)	(37)	(107)	0	(11)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	510,000	(9)	(3)	(12)	2	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		70,000	(1)	1	0	0	0
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		230,000	(12)	(6)	(18)	1	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/05/2024	MXN	15,900	0	(11)	(11)	3	0
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		850	0	(2)	(2)	0	0
Pay	CPTFEMU	1.295	Maturity	03/15/2021	EUR	1,200	0	1	1	0	0
Pay	CPTFEMU	1.165	Maturity	12/15/2021		170	0	2	2	0	0
Receive	CPTFEMU	1.385	Maturity	12/15/2026		790	0	(11)	(11)	1	0
Receive	CPTFEMU	1.360	Maturity	06/15/2027		1,600	(24)	(5)	(29)	1	0
Receive	CPTFEMU	1.520	Maturity	11/15/2027		1,750	(8)	9	1	2	0
Receive	CPTFEMU	1.535	Maturity	03/15/2028		1,200	0	2	2	1	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		400	(1)	(3)	(4)	0	0
Receive	CPTFEMU	1.946	Maturity	03/15/2048		400	1	6	7	0	0
Pay	CPURNSA	1.680	Maturity	04/28/2018		$42,900	0	231	231	9	0
Pay	CPURNSA	1.580	Maturity	05/23/2018		8,600	4	65	69	3	0
Pay	CPURNSA	2.070	Maturity	03/23/2019		12,800	1	2	3	8	0
Pay	CPURNSA	2.168	Maturity	07/15/2020		2,000	0	8	8	2	0
Pay	CPURNSA	2.027	Maturity	11/23/2020		1,500	0	13	13	1	0
Pay	CPURNSA	2.021	Maturity	11/25/2020		1,500	0	13	13	1	0
Pay	CPURNSA	1.550	Maturity	07/26/2021		1,100	37	0	37	1	0
Pay	CPURNSA	1.603	Maturity	09/12/2021		770	23	0	23	1	0
Pay	CPURNSA	2.069	Maturity	07/15/2022		700	0	7	7	1	0
Pay	CPURNSA	2.210	Maturity	02/05/2023		3,970	0	4	4	2	0
Receive	CPURNSA	1.730	Maturity	07/26/2026		1,100	(59)	2	(57)	0	(1)
Receive	CPURNSA	1.760	Maturity	08/30/2026		1,900	(93)	4	(89)	0	(2)
Receive	CPURNSA	1.800	Maturity	09/12/2026		600	(6)	(20)	(26)	0	0
Receive	CPURNSA	1.801	Maturity	09/12/2026		770	(36)	2	(34)	0	(1)
Receive	CPURNSA	1.805	Maturity	09/12/2026		700	(32)	1	(31)	0	(1)
Receive	CPURNSA	1.780	Maturity	09/15/2026		500	(24)	1	(23)	0	0
Receive	CPURNSA	2.102	Maturity	07/20/2027		1,800	0	(35)	(35)	0	(1)
Receive	CPURNSA	2.080	Maturity	07/25/2027		1,300	0	(28)	(28)	0	(1)
Receive	CPURNSA	2.122	Maturity	08/01/2027		1,900	0	(34)	(34)	0	(1)
Receive	CPURNSA	2.180	Maturity	09/20/2027		650	0	(9)	(9)	0	0
Receive	CPURNSA	2.150	Maturity	09/25/2027		600	0	(11)	(11)	0	0
Receive	CPURNSA	2.155	Maturity	10/17/2027		1,400	0	(24)	(24)	0	(1)
Receive	CPURNSA	2.335	Maturity	02/05/2028		2,010	4	5	9	0	0
Pay	FRCPXTOB	1.165	Maturity	03/15/2020	EUR	1,330	0	0	0	0	0
Receive	FRCPXTOB	1.350	Maturity	01/15/2023		1,200	0	4	4	0	0
Receive	FRCPXTOB	1.575	Maturity	01/15/2028		450	0	3	3	0	0
Receive	FRCPXTOB	1.590	Maturity	02/15/2028		1,970	0	18	18	0	0
Receive	FRCPXTOB	1.606	Maturity	02/15/2028		300	0	3	3	0	0
Receive	FRCPXTOB	1.910	Maturity	01/15/2038		390	1	12	13	0	0
Receive	UKRPI	3.190	Maturity	04/15/2030	GBP	1,300	(73)	64	(9)	1	0
Receive	UKRPI	3.350	Maturity	05/15/2030		2,900	(38)	135	97	1	0
Receive	UKRPI	3.400	Maturity	06/15/2030		2,500	35	68	103	2	0
Receive	UKRPI	3.530	Maturity	10/15/2031		140	4	1	5	0	0
Receive	UKRPI	3.470	Maturity	09/15/2032		4,710	2	91	93	0	(6)
Receive	UKRPI	3.358	Maturity	04/15/2035		300	(7)	13	6	0	0
Pay	UKRPI	3.585	Maturity	10/15/2046		640	(51)	(26)	(77)	6	0
Pay	UKRPI	3.428	Maturity	03/15/2047		1,620	93	(66)	27	16	0

							$1,470	$(188)	$1,282	$101	$(175)

Total Swap Agreements							$973	$(229)	$744	$101	$(195)

(j)	Securities with an aggregate market value of $1,817 and cash of $3,064 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	04/2018	AUD	4,068		$3,189	$64	$0
BOA	04/2018	ARS	7,740		382	0	(2)
	04/2018	JPY	356,850		3,205	3	(152)
	05/2018		$378	ARS	7,740	1	0
	05/2018		426	ZAR	5,150	7	0
	05/2018	ZAR	5,277		$436	0	(8)
	07/2018	BRL	800		236	0	(5)
BPS	04/2018		1,100		331	0	(2)
	04/2018	JPY	20,000		181	0	(8)
	04/2018		$338	BRL	1,100	0	(5)
	04/2018		967	EUR	780	0	(7)
	05/2018	BRL	1,100		$337	4	0
	05/2018	MXN	3,040		161	0	(5)
	06/2018		$21	ARS	421	0	(1)
	07/2018	BRL	7,800		$2,225	0	(119)
BRC	04/2018	GBP	500		700	0	(2)
CBK	04/2018	CAD	100		76	0	(1)
	04/2018	GBP	12,099		17,015	41	(1)
	04/2018	JPY	448,400		4,243	28	0
	04/2018		$376	ARS	7,740	8	0
	04/2018		4,255	GBP	3,051	26	0
	04/2018		89	RUB	5,169	1	0
	05/2018	JPY	610,000		$5,611	0	(131)
	06/2018	INR	23,579		358	0	(1)
	06/2018	RUB	73,890		1,290	10	0
	07/2018	BRL	4,800		1,428	0	(14)
DUB	04/2018	CAD	3,600		2,791	0	(3)
	04/2018	EUR	1,030		1,272	4	0
	04/2018		$818	RUB	46,534	0	(8)
	05/2018	EUR	100		$124	0	0
	07/2018	BRL	13,600		3,926	3	(163)
GLM	04/2018	CAD	2,700		2,091	3	(8)
	04/2018	EUR	11,334		14,018	72	0
	04/2018		$1,536	GBP	1,107	17	0
HUS	04/2018	CAD	1,100		$846	0	(8)
	04/2018	RUB	51,702		906	5	0
	04/2018		$73	ARS	1,514	1	0
	04/2018		9,443	GBP	6,641	0	(125)
	04/2018		905	RUB	51,702	0	(6)
	05/2018	GBP	6,641		$9,454	125	0
	05/2018		$381	RUB	22,113	2	0
	06/2018		548	IDR	7,572,726	0	0
	06/2018		248	KRW	267,254	5	0
	07/2018	BRL	12,200		$3,483	0	(183)
	08/2018	EUR	1,660		2,057	0	(10)
JPM	04/2018	BRL	540		163	0	(1)
	04/2018	CAD	6,889		5,342	12	(18)
	04/2018	GBP	100		139	0	(1)
	04/2018	JPY	20,000		181	0	(7)
	04/2018	NZD	2,670		1,926	0	(3)
	04/2018		$163	BRL	540	0	0
	04/2018		1,529	GBP	1,100	14	0
	07/2018	BRL	500		$146	0	(4)
	07/2018		$786	COP	2,249,441	16	0
MSB	04/2018	BRL	1,100		$328	0	(5)
	04/2018	EUR	600		745	6	0
	04/2018	JPY	387,400		3,641	0	(2)
	04/2018		$332	BRL	1,100	1	0
	05/2018	JPY	420,000		$3,932	4	(30)
	05/2018		$251	ARS	5,268	4	0
	07/2018	BRL	400		$118	0	(2)
	08/2018		$34	ARS	702	0	(1)
UAG	04/2018	BRL	1,100		$333	0	(1)
	04/2018	EUR	700		865	3	0
	04/2018	JPY	55,650		508	1	(16)
	04/2018		$331	BRL	1,100	2	0
	04/2018		11,583	EUR	9,352	0	(76)
	04/2018		2,532	JPY	265,900	0	(33)
	05/2018	EUR	9,352		$11,607	76	0
	05/2018	JPY	465,900		4,374	33	(45)
	05/2018		$332	BRL	1,100	1	0
	06/2018	KRW	1,087,230		$1,027	2	0
	06/2018		$1,471	INR	95,832	0	(11)

Total Forward Foreign Currency Contracts						$605	$(1,234)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	06/15/2018	$850	$85	$0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	850	85	130
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	4,350	51	67
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	350	35	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	350	35	53

							$291	$250

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.170%	3-Month USD-LIBOR	04/03/2018	$19,400	$6	$0
	Put - OTC 1-Year Interest Rate Floor (1)	0.174	3-Month USD-LIBOR	06/11/2018	12,200	5	1

						$11	$1

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	$68.000	04/05/2018	$4,100	$0	$0
	Call - OTC Fannie Mae, TBA 3.000% due 04/01/2048	109.000	04/05/2018	10,700	1	0
	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	73.000	05/07/2018	8,380	0	0
	Put - OTC Fannie Mae, TBA 4.000% due 05/01/2048	76.500	05/07/2018	20,000	1	0
FBF	Put - OTC Fannie Mae, TBA 3.500% due 04/01/2048	83.000	04/05/2018	8,000	0	0
JPM	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	69.000	05/07/2018	6,000	0	0

					$2	$0

Total Purchased Options					$304	$251

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850%	05/16/2018		$700	$(1)	$(1)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		800	(1)	(1)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		1,300	(2)	(1)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		500	(1)	(1)
	Call - OTC iTraxx Europe 29 5-Year Index	Buy	0.500	06/20/2018	EUR	4,400	(3)	(1)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.800	06/20/2018		4,400	(8)	(7)
CBK	Put - OTC CDX.IG-29 5-Year Index	Sell	0.700	04/18/2018		$4,800	(6)	(1)
	Put - OTC CDX.IG-29 5-Year Index	Sell	0.850	04/18/2018		4,900	(6)	(1)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		700	(1)	(1)
DBL	Call - OTC iTraxx Europe 28 5-Year Index	Buy	0.475	04/18/2018	EUR	2,100	(2)	(1)
	Put - OTC iTraxx Europe 28 5-Year Index	Sell	0.700	04/18/2018		2,100	(2)	0
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		$600	(1)	(1)
FBF	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018		1,200	(1)	(1)
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	06/20/2018		600	(1)	(1)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		1,100	(1)	(1)

							$(37)	$(20)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (2)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$	12,100	$(108)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		1,000	(13)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	1,200	(54)	(7)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	$	600	(4)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		4,600	(52)	(7)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		2,000	(37)	(4)

							$(268)	$(18)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.155%	3-Month USD-LIBOR	04/03/2018	$19,400	$(7)	$0
	Put - OTC 1-Year Interest Rate Floor (1)	0.155	3-Month USD-LIBOR	06/11/2018	12,200	(5)	0
	Call - OTC 1-Year Interest Rate Floor (1)	0.000	3-Month USD-LIBOR	01/02/2020	29,700	(23)	(40)

						$(35)	$(40)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	$98.906	05/07/2018	$4,600	$(23)	$(6)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	99.906	05/07/2018	4,600	(21)	(26)

					$(44)	$(32)

Total Written Options					$(384)	$(110)

Swap Agreements:

Commodity Forward Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	BRTDUBAI 1H19 †	$3.020	Maturity	06/30/2019	13,200	$0	$(4)	$0	$(4)
	Pay	EUR5050 1H18 †	12.250	Maturity	06/30/2018	402	0	0	0	0
	Receive	EUR5050 2H18 †	11.070	Maturity	12/31/2018	600	0	1	1	0
	Receive	EURMARGIN 2Q18 †	7.595	Maturity	06/30/2018	2,400	0	0	0	0
	Pay	NAPGASFO 2Q18 †	14.800	Maturity	06/30/2018	300	0	(1)	0	(1)
	Receive	NAPGASFO CAL18 †	12.700	Maturity	12/31/2018	1,800	0	6	6	0
	Receive	PLATGOLD N8 †	317.200	Maturity	07/09/2018	300	0	(23)	0	(23)
CBK	Receive	MEHMID CAL20 †	1.840	Maturity	12/31/2021	4,800	0	2	2	0
	Receive	WCS 2H18 †	19.100	Maturity	12/31/2018	1,800	(5)	1	0	(4)
	Receive	WCS 2Q4Q18 †	19.750	Maturity	12/31/2018	800	0	(1)	0	(1)
	Pay	WCS 3Q18 †	20.100	Maturity	09/30/2018	600	0	0	0	0
	Receive	WCS CAL18 †	15.450	Maturity	12/31/2018	7,466	(11)	(33)	0	(44)
GST	Receive	BRTDUBAI 1H19 †	2.420	Maturity	06/30/2019	13,200	0	12	12	0
	Receive	COCL CAL19 †	5.300	Maturity	12/31/2019	2,400	0	1	1	0
	Pay	EUR5050 1H18 †	12.270	Maturity	06/30/2018	198	0	0	0	0
	Receive	EUR5050 2H18 †	10.850	Maturity	12/31/2018	1,200	0	1	1	0
	Receive	EURMARGIN 2Q18 †	7.800	Maturity	06/30/2018	600	0	0	0	0
	Pay	HSFOCO 3Q18 †	7.400	Maturity	09/30/2018	1,200	0	5	5	0
	Receive	HSFOEW CAL18 †	14.900	Maturity	12/31/2018	1,800	0	(3)	0	(3)
	Receive	KCBT Wheat July Futures †	0.020	Maturity	06/22/2018	26,200	0	4	4	0
	Receive	MEHCL CAL19 †	2.650	Maturity	12/31/2019	2,400	0	(1)	0	(1)
	Receive	MIDWTICAL 2H18 †	1.000	Maturity	12/31/2018	1,800	0	(6)	0	(6)
	Receive	WCS 2H18 †	20.100	Maturity	12/31/2018	600	0	(1)	0	(1)
JPM	Receive	EUR5050 CAL18 †	11.010	Maturity	12/31/2018	1,800	0	2	2	0
	Receive	EURMARGIN 2Q18 †	7.650	Maturity	06/30/2018	600	0	0	0	0
	Receive	EURSIMP 2H18 †	2.600	Maturity	12/31/2018	1,800	0	1	1	0
	Receive	HSFOCO 3Q18 †	10.250	Maturity	09/30/2018	600	0	(1)	0	(1)
	Receive	HSFOCO 3Q18 †	7.900	Maturity	09/30/2018	1,200	0	(5)	0	(5)
	Receive	NAPGASFO CAL18 †	12.000	Maturity	12/31/2018	900	0	3	3	0
MAC	Receive	COCL CAL19 †	5.380	Maturity	12/31/2019	3,600	0	1	1	0
	Receive	EURMARGIN 2Q18 †	7.590	Maturity	06/30/2018	600	0	0	0	0
	Receive	MEHCL CAL19 †	2.700	Maturity	12/31/2019	3,600	0	(1)	0	(1)
	Receive	WCS CAL18 †	15.400	Maturity	12/31/2018	1,334	(2)	(6)	0	(8)
MYC	Receive	EUR5050 2H18 †	10.900	Maturity	12/31/2018	1,200	0	1	1	0
	Receive	EUR5050 2H18 †	11.100	Maturity	12/31/2018	600	0	1	1	0
	Receive	EUR5050 2H18 †	11.150	Maturity	12/31/2018	1,200	0	1	1	0
	Receive	EURMARGIN 2H18 †	5.770	Maturity	12/31/2018	3,000	0	4	4	0
	Receive	EURMARGIN 2H18 †	5.810	Maturity	12/31/2018	1,800	0	3	3	0
	Receive	EURMARGIN 2H18 †	5.980	Maturity	12/31/2018	900	0	1	1	0
	Receive	EURMARGIN 4Q18 †	6.420	Maturity	12/31/2018	600	0	0	0	0
	Receive	EURMARGIN CAL19 †	8.920	Maturity	12/31/2019	2,400	0	1	1	0
	Pay	EURSIMP 2H18 †	3.470	Maturity	12/31/2018	1,800	0	1	1	0
	Receive	HSFOCO 3Q18 †	10.500	Maturity	09/30/2018	600	0	(1)	0	(1)
	Pay	HSFOCO 3Q18 †	7.400	Maturity	09/30/2018	600	0	3	3	0
	Pay	HSFOCO 3Q18 †	7.350	Maturity	09/30/2018	600	0	3	3	0
	Pay	NAPGASFO 2Q18 †	14.900	Maturity	06/30/2018	600	0	(1)	0	(1)

							$(18)	$(29)	$58	$(105)

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (4)	Notional Amount (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	03/20/2019	0.196%	$1,100	$(19)	$28	$9	$0
CBK	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.020	100	(8)	8	0	0
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.020	200	(17)	17	0	0
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.020	400	(28)	28	0	0
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.314	400	(26)	21	0	(5)

							$(98)	$102	$9	$(5)

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	$800	$(42)	$45	$3	$0
GST	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	300	(17)	18	1	0

						$(59)	$63	$4	$0

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive (8)	1-Year ILS-TELBOR	0.374%	Annual	06/20/2020	ILS	2,690	$0	$(1)	$0	$(1)
	Pay (8)	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		580	0	3	3	0
DUB	Pay	CPURNSA	2.500	Maturity	07/15/2022	$	1,200	10	(108)	0	(98)
	Pay	CPURNSA	2.560	Maturity	05/08/2023		13,100	0	(1,079)	0	(1,079)
GLM	Receive	1-Year ILS-TELBOR	0.290	Annual	02/16/2020	ILS	4,990	0	(2)	0	(2)
	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020		3,110	0	0	0	0
	Receive (8)	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		2,080	0	(1)	0	(1)
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		1,050	0	8	8	0
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		650	0	3	3	0
	Pay (8)	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		440	0	2	2	0
HUS	Receive (8)	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		1,640	0	0	0	0
	Pay (8)	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		350	0	2	2	0
JPM	Receive (8)	1-Year ILS-TELBOR	0.420	Annual	06/20/2020		2,570	0	(1)	0	(1)
	Pay (8)	1-Year ILS-TELBOR	2.078	Annual	06/20/2028		550	0	4	4	0
MYC	Receive	CPURNSA	1.810	Maturity	07/19/2026	$	400	0	(18)	0	(18)
	Receive	CPURNSA	1.800	Maturity	07/20/2026		1,500	0	(68)	0	(68)
	Receive	CPURNSA	1.805	Maturity	09/20/2026		300	0	(13)	0	(13)

								$10	$(1,269)	$22	$(1,281)

Total Return Swaps on Commodity Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	BCOMF1T Index †	20,831	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	$7,366	$0	$12	$12	$0
	Receive	BCOMTR Index †	115,087	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	20,577	0	36	36	0
	Receive	BCOMTR1 Index †	27,507	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	2,145	0	4	4	0
CBK	Receive	BCOMF1T Index †	105	1.920	Monthly	08/15/2018	37	0	0	0	0
	Receive	BCOMTR Index †	165,260	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	29,548	0	51	51	0
	Receive	CIXBSTR3 Index †	236,898	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	46,083	0	83	83	0
	Receive	CIXBXMB2 Index †	20,129	0.170	Monthly	08/15/2018	2,153	0	0	0	0
	Receive	CIXBXMB3 Index †	18,768	0.170	Monthly	08/15/2018	2,195	0	0	0	0
CIB	Receive	BCOMTR Index †	5,671	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	1,014	0	2	2	0
	Receive	PIMCODB Index †	19,250	0.000	Monthly	08/15/2018	2,058	0	38	38	0
FBF	Receive	BCOMTR Index †	125,200	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	22,385	0	39	39	0
GST	Receive	BCOMF1T Index †	104,963	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	37,116	0	63	63	0
	Receive	BCOMTR Index †	60,884	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	10,886	0	18	18	0
	Receive	CMDSKEWLS Index (10) †	36,220	0.250	Monthly	08/15/2018	5,317	0	412	412	0
	Pay	SPGCINP Index †	808	(0.050)	Monthly	08/15/2018	161	0	4	4	0
JPM	Receive	BCOMF1T Index †	672	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	238	0	0	0	0
	Receive	BCOMTR Index †	54,215	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	9,693	0	17	17	0
	Receive	JMABCTNE Index †	23,274	0.150	Monthly	08/15/2018	2,641	0	2	2	0
	Receive	JMABDEWE Index (11) †	4,863	0.300	Monthly	08/15/2018	5,421	0	130	130	0
	Receive	JMABFNJ1 Index (12) †	107,674	0.350	Monthly	08/15/2018	10,990	0	255	255	0
	Receive	JMABNIC2 Index (13) †	26,942	0.170	Monthly	08/15/2018	12,164	0	171	171	0
MAC	Receive	BCOMTR1 Index †	113,048	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	11,273	0	19	19	0
	Receive	BCOMTR2 Index †	147,836	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	14,029	0	27	27	0
	Receive	MQCP563E Index †	3,643	0.950	Monthly	08/15/2018	494	0	(1)	0	(1)
	Receive	PIMCODB Index †	19,227	0.000	Monthly	08/15/2018	2,052	0	38	38	0
MEI	Receive	BCOMTR2 Index †	292,026	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	38,829	0	77	77	0
MYC	Receive	BCOMTR Index †	430,298	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	76,935	0	133	133	0
	Receive	BCOMTR1 Index †	232,041	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	46,007	0	79	79	0

								$0	$1,709	$1,710	$(1)

Volatility Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	SPGCIAP Index (9)†	3.063%	Maturity	07/27/2018	$57	$0	$0	$0	$0
	Pay	SPGCIAP Index (9)†	4.666	Maturity	08/01/2018	57	0	1	1	0
GST	Pay	GOLDLNPM Index (9)†	7.023	Maturity	07/29/2020	943	0	44	44	0
	Pay	GOLDLNPM Index (9)†	7.840	Maturity	09/09/2020	179	0	9	9	0
	Receive	SPGCIAP Index (9)†	3.063	Maturity	08/01/2018	57	0	0	0	0
	Receive	SPGCIAP Index (9)†	3.706	Maturity	08/01/2018	29	0	0	0	0
JPM	Receive	CBOT Corn December Futures (9)†	3.063	Maturity	11/23/2018	57	0	0	0	0
	Receive	CBOT Corn July Futures (9)†	2.890	Maturity	06/22/2018	88	0	0	0	0
	Receive	GOLDLNPM Index (9)†	3.861	Maturity	07/29/2020	865	0	(16)	0	(16)
	Receive	GOLDLNPM Index (9)†	3.976	Maturity	07/29/2020	78	0	(2)	0	(2)
	Receive	GOLDLNPM Index (9)†	4.268	Maturity	09/09/2020	179	0	(3)	0	(3)
	Receive	SLVRLND Index (9)†	5.336	Maturity	10/31/2018	22	0	0	0	0
	Receive	SPGCIAP Index (9)†	3.671	Maturity	08/01/2018	93	0	0	0	0
MEI	Receive	CBOT Corn July Futures (9)†	2.856	Maturity	06/22/2018	296	0	0	0	0
MYC	Pay	GOLDLNPM Index (9)†	1.664	Maturity	04/12/2018	194	0	2	2	0
	Pay	GOLDLNPM Index (9)†	2.045	Maturity	10/25/2018	385	0	4	4	0
	Pay	GOLDLNPM Index (9)†	2.031	Maturity	10/31/2018	35	0	1	1	0
	Pay	GOLDLNPM Index (9)†	3.294	Maturity	07/17/2019	303	0	3	3	0
	Pay	GOLDLNPM Index (9)†	3.240	Maturity	07/26/2019	304	0	3	3	0
	Pay	GOLDLNPM Index (9)†	3.063	Maturity	10/08/2019	314	0	2	2	0
	Receive	SLVRLND Index (9)†	4.623	Maturity	04/12/2018	116	0	(3)	0	(3)
	Receive	SLVRLND Index (9)†	5.359	Maturity	10/25/2018	238	0	(5)	0	(5)
	Receive	SLVRLND Index (9)†	5.406	Maturity	10/31/2018	258	0	(6)	0	(6)
	Receive	SLVRLND Index (9)†	5.406	Maturity	11/06/2018	129	0	(3)	0	(3)
	Receive	SLVRLND Index (9)†	5.176	Maturity	12/03/2018	88	0	(1)	0	(1)
	Receive	SLVRLND Index (9)†	4.840	Maturity	12/19/2018	1,182	0	(14)	0	(14)
	Receive	SLVRLND Index (9)†	7.317	Maturity	07/17/2019	203	0	(4)	0	(4)
	Receive	SLVRLND Index (9)†	7.398	Maturity	07/26/2019	202	0	(4)	0	(4)
	Receive	SLVRLND Index (9)†	7.023	Maturity	10/08/2019	207	0	(3)	0	(3)
SOG	Receive	CBOT Corn July Futures (9)†	2.890	Maturity	06/22/2018	118	0	0	0	0
	Receive	CBOT Soybean July Futures (9)†	2.310	Maturity	06/22/2018	99	0	(1)	0	(1)
	Receive	CBOT Soybean July Futures (9)†	2.341	Maturity	06/22/2018	98	0	(1)	0	(1)
	Receive	CBOT Soybean November Futures (9)†	2.756	Maturity	10/26/2018	783	0	(3)	0	(3)
	Receive	CBOT Soybean November Futures (9)†	2.789	Maturity	10/26/2018	150	0	(1)	0	(1)
	Receive	CBOT Soybean November Futures (9)†	2.822	Maturity	10/26/2018	89	0	(1)	0	(1)
	Pay	SPGCIAP Index (9)†	3.610	Maturity	07/27/2018	24	0	0	0	0
	Pay	SPGCIAP Index (9)†	3.610	Maturity	08/01/2018	24	0	0	0	0
	Receive	SPGCICP Index (9)†	4.000	Maturity	07/26/2019	50	0	0	0	0

							$0	$(2)	$69	$(71)

Total Swap Agreements							$(165)	$574	$1,872	$(1,463)

(l)	Securities with an aggregate market value of $3,072 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	The underlying instrument has a forward starting effective date.
(2)	YOY options may have a series of expirations.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.
(8)	This instrument has a forward starting effective date.
(9)	Variance Swap

(10)	The following table represents the individual positions within the total return swap as of March 31, 2018:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount	Referenced Commodity – Short Futures Contracts	% of Index	Notional Amount
Brent Crude June Futures	28.3%	$1,507	Aluminum May Futures	(16.7)%	$(887)
New York Harbor ULSD May Futures	17.4	927	Arabica Coffee May Futures	(2.3)	(123)
NYMEX - Natural Gas May Futures	3.8	203	Copper May Futures	(3.9)	(209)
RBOB Gasoline May Futures	22.0	1,168	Corn May Futures	(6.5)	(347)
WTI Crude May Futures	28.0	1,496	Cotton No. 02 May Futures	(16.1)	(858)
			Hard Red Winter Wheat May Futures	(1.3)	(71)
			Live Cattle June Futures	(3.5)	(186)
			Nickel May Futures	(1.7)	(91)
			Soybean Meal May Futures	(3.5)	(186)
			Soybean Oil May Futures	(2.5)	(133)
			Soybeans May Futures	(17.4)	(927)
			Sugar No. 11 May Futures	(2.8)	(148)
			Wheat May Futures	(17.9)	(953)
			Zinc May Futures	(1.8)	(95)

Total Long Futures Contracts		$5,301	Total Short Futures Contracts		$(5,214)

CASH	98.4%	$5,230

		$10,531

Total Notional Amount					$5,317

(11)	The following table represents the individual positions within the total return swap as of March 31, 2018:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount	Referenced Commodity – Short Futures Contracts	% of Index	Notional Amount
Brent Crude June Futures	30.9%	$1,677	Aluminum May Futures	(6.9)%	$(373)
HKEX - Lead Mini May Futures	7.0	379	Arabica Coffee May Futures	(3.7)	(198)
Nickel May Futures	7.0	381	Cocoa May Futures	(3.6)	(194)
RBOB Gasoline May Futures	13.4	727	Corn May Futures	(18.0)	(978)
Soybean Meal May Futures	18.0	974	ICE - Natural Gas May Futures	(6.4)	(348)
Soybeans May Futures	24.6	1,331	Lean Hogs June Futures	(3.6)	(197)
			New York Harbor ULSD May Futures	(26.9)	(1,458)
			NYMEX - Natural Gas May Futures	(6.5)	(354)
			Wheat May Futures	(17.6)	(953)
			Zinc May Futures	(6.9)	(375)

Total Long Futures Contracts		$5,469	Total Short Futures Contracts		$(5,428)

CASH	99.2%	$5,380

		$10,849

Total Notional Amount					$5,421

(12)	The following table represents the individual positions within the total return swap as of March 31, 2018:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount	Referenced Commodity – Short Futures Contracts	% of Index	Notional Amount
Aluminum August Futures	88.8%	$9,762	Brent Crude September Futures	(85.6)%	$(9,404)
Arabica Coffee September Futures	87.7	9,634	Cotton No. 02 December Futures	(26.8)	(2,948)
Cocoa September Futures	20.1	2,210	Gas Oil August Futures	(91.4)	(10,052)
Corn September Futures	108.5	11,927	Lead August Futures	(41.7)	(4,579)
Gold 100 oz. August Futures	145.3	15,966	New York Harbor ULSD August Futures	(65.5)	(7,196)
HKEX - Lead Mini August Futures	100.6	11,057	NYMEX - Natural Gas August Futures	(83.3)	(9,150)
Platinum July Futures	104.8	11,514	RBOB Gasoline August Futures	(88.0)	(9,670)
Silver September Futures	84.8	9,320	Soybeans November Futures	(90.4)	(9,934)
Sugar No. 11 October Futures	83.5	9,169	WTI Crude August Futures	(60.7)	(6,671)
			Zinc August Futures	(90.7)	(9,965)

Total Long Futures Contracts		$90,559	Total Short Futures Contracts		$(79,569)

Total Notional Amount					$10,990

(13)	The following table represents the individual positions within the total return swap as of March 31, 2018:

Referenced Commodity – Long Futures Contracts	% of Index	Notional Amount
Brent Crude September Futures	17.1%	$2,083
Copper July Futures	8.9	1,082
Gold 100 oz. August Futures	12.7	1,550
Lean Hogs July Futures	1.1	133
Live Cattle August Futures	2.1	254
New York Harbor ULSD July Futures	6.9	837
Nickel July Futures	8.9	1,087
RBOB Gasoline July Futures	10.2	1,244
Silver July Futures	3.7	448
Soybean Meal July Futures	8.1	983
Soybeans July Futures	18.4	2,237
Sugar No. 11 July Futures	1.9	226

Total Long Futures Contracts		$12,164

Total Notional Amount		$12,164

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$17,416	$0	$17,416
Industrials	0	3,289	0	3,289
Utilities	0	4,218	0	4,218
Municipal Bonds & Notes
South Carolina	0	131	0	131
U.S. Government Agencies	0	56,195	0	56,195
U.S. Treasury Obligations	0	366,102	0	366,102
Non-Agency Mortgage-Backed Securities	0	6,717	0	6,717
Asset-Backed Securities	0	30,851	0	30,851
Sovereign Issues	0	37,818	0	37,818
Short-Term Instruments
Certificates of Deposit	0	2,397	0	2,397
Commercial Paper	0	8,845	0	8,845
Repurchase Agreements	0	71,779	0	71,779
Argentina Treasury Bills	0	1,241	0	1,241
France Treasury Bills	0	123	0	123
Greece Treasury Bills	0	2,034	0	2,034
Italy Treasury Bills	0	1,601	0	1,601
Japan Treasury Bills	0	21,170	0	21,170
U.K. Treasury Bills	0	1,122	0	1,122
U.S. Treasury Bills	0	1,609	0	1,609
	$0	$634,658	$0	$634,658

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$130	$0	$0	$130

Total Investments	$130	$634,658	$0	$634,788

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(6,423)	$0	$(6,423)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	188	102	0	290
Over the counter	0	2,728	0	2,728
	$188	$2,830	$0	$3,018

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(455)	(241)	0	(696)
Over the counter	0	(2,807)	0	(2,807)

	$(455)	$(3,048)	$0	$(3,503)

Total Financial Derivative Instruments	$(267)	$(218)	$0	$(485)

Totals	$(137)	$628,017	$0	$627,880

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Bond Portfolio

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.7% ¤
ARGENTINA 7.0%
SOVEREIGN ISSUES 7.0%
Argentina Government International Bond
2.260% due 12/31/2038	EUR	1,600	$1,364
2.500% due 12/31/2038		$2,500	1,666
3.375% due 01/15/2023	EUR	1,300	1,587
5.250% due 01/15/2028		400	481
5.625% due 01/26/2022		$2,500	2,542
5.875% due 01/11/2028		2,600	2,450
6.250% due 04/22/2019		500	515
6.875% due 04/22/2021		500	531
6.875% due 01/26/2027		3,100	3,165
6.875% due 01/11/2048		2,150	1,966
7.125% due 07/06/2036		900	869
7.125% due 06/28/2117		300	277
7.625% due 04/22/2046		50	50
7.820% due 12/31/2033	EUR	688	958
8.280% due 12/31/2033		$841	925
Provincia de Buenos Aires
9.950% due 06/09/2021 (k)		300	335
10.875% due 01/26/2021		200	222
Provincia de Cordoba
7.125% due 06/10/2021		150	158
Provincia de la Rioja
9.750% due 02/24/2025		200	212
Provincia de Neuquen
7.500% due 04/27/2025		160	159

Total Argentina (Cost $20,374)			20,432

AZERBAIJAN 1.1%
CORPORATE BONDS & NOTES 1.0%
Southern Gas Corridor CJSC
6.875% due 03/24/2026		$2,500	2,762

SOVEREIGN ISSUES 0.1%
Republic of Azerbaijan International Bond
4.750% due 03/18/2024		400	403

Total Azerbaijan (Cost $3,066)			3,165

BAHAMAS 0.4%
SOVEREIGN ISSUES 0.4%
Bahamas Government International Bond
6.000% due 11/21/2028		$1,050	1,095

Total Bahamas (Cost $1,050)			1,095

BRAZIL 9.0%
CORPORATE BONDS & NOTES 5.4%
B3 S.A. - Brasil Bolsa Balcao
5.500% due 07/16/2020		$500	516
Banco do Brasil S.A.
3.875% due 10/10/2022		1,025	994
Banco do Nordeste do Brasil S.A.
4.375% due 05/03/2019		450	454
Braskem Netherlands Finance BV
4.500% due 01/10/2028		1,000	975
Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		4,100	4,104
Caixa Economica Federal
4.500% due 10/03/2018		500	504
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021		500	514
6.875% due 07/30/2019		1,500	1,555
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		400	402

Odebrecht Oil & Gas Finance Ltd.
0.000% due 04/30/2018 (f)(h)		623	17
Petrobras Global Finance BV
5.750% due 01/20/2020		2,000	2,080
6.125% due 01/17/2022		500	536
6.750% due 01/27/2041		200	196
6.850% due 06/05/2115		600	570
7.250% due 03/17/2044		500	511
7.375% due 01/17/2027		1,400	1,518
Samarco Mineracao S.A.
5.750% due 10/24/2023 ^(c)		400	298

			15,744

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		1,600	1,602

SOVEREIGN ISSUES 3.0%
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		840	850
6.500% due 06/10/2019		830	862
Brazil Government International Bond
5.000% due 01/27/2045		2,210	1,991
5.625% due 01/07/2041		50	49
5.625% due 02/21/2047		900	875
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2018 (f)	BRL	4,900	1,462
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		8,000	2,546

			8,635

Total Brazil (Cost $26,244)			25,981

CAYMAN ISLANDS 0.9%
CORPORATE BONDS & NOTES 0.9%
Interoceanica Finance Ltd.
0.000% due 11/30/2018 (f)		$23	22
0.000% due 11/30/2025 (f)		341	290
0.000% due 05/15/2030 (f)		800	545
Lima Metro Line Finance Ltd.
5.875% due 07/05/2034		400	415
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		235	231
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (b)		377	193
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		873	845
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.200% PIK)
7.720% due 12/01/2026 (b)		20	6
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (b)		395	118
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018 (f)		13	13

Total Cayman Islands (Cost $3,374)			2,678

CHILE 1.9%
CORPORATE BONDS & NOTES 1.9%
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042		$400	393
4.500% due 09/16/2025		1,300	1,356
4.875% due 11/04/2044		600	634
Empresa Nacional de Telecomunicaciones S.A.
4.875% due 10/30/2024		700	711
GNL Quintero S.A.
4.634% due 07/31/2029		800	812
Itau CorpBanca
3.875% due 09/22/2019		600	605
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		884	873
4.500% due 08/15/2025		237	232

Total Chile (Cost $5,467)			5,616

CHINA 1.9%
CORPORATE BONDS & NOTES 1.9%
CCCI Treasure Ltd.
3.500% due 04/21/2020 •(h)		$800	792

Industrial & Commercial Bank of China Ltd.
3.538% due 11/08/2027	250	240
Sinopec Group Overseas Development Ltd.
3.250% due 09/13/2027	2,000	1,877
4.375% due 04/10/2024	700	717
4.875% due 05/17/2042	500	532
Three Gorges Finance Cayman Islands Ltd.
3.150% due 06/02/2026	1,000	946
3.700% due 06/10/2025	300	299

Total China (Cost $5,531)		5,403

COLOMBIA 3.6%
CORPORATE BONDS & NOTES 1.2%
Ecopetrol S.A.
5.875% due 09/18/2023	$1,500	1,609
5.875% due 05/28/2045	1,300	1,286
7.375% due 09/18/2043	600	706

		3,601

SOVEREIGN ISSUES 2.4%
Colombia Government International Bond
2.625% due 03/15/2023	2,600	2,491
3.875% due 04/25/2027	500	494
4.375% due 07/12/2021	3,100	3,214
8.125% due 05/21/2024	300	368
10.375% due 01/28/2033	225	359

		6,926

Total Colombia (Cost $10,251)		10,527

COSTA RICA 0.3%
SOVEREIGN ISSUES 0.3%
Costa Rica Government International Bond
4.250% due 01/26/2023	$400	386
4.375% due 04/30/2025	200	189
5.625% due 04/30/2043	400	362

Total Costa Rica (Cost $1,000)		937

DOMINICAN REPUBLIC 1.5%
SOVEREIGN ISSUES 1.5%
Dominican Republic International Bond
5.500% due 01/27/2025	$700	722
5.950% due 01/25/2027	2,100	2,200
6.500% due 02/15/2048	500	518
6.850% due 01/27/2045	400	433
6.875% due 01/29/2026	500	556

Total Dominican Republic (Cost $4,330)		4,429

ECUADOR 1.0%
CORPORATE BONDS & NOTES 0.1%
Petroamazonas EP
4.625% due 11/06/2020	$300	289

SOVEREIGN ISSUES 0.9%
Ecuador Government International Bond
7.875% due 01/23/2028	2,000	1,933
7.950% due 06/20/2024	200	199
8.750% due 06/02/2023	400	412
9.625% due 06/02/2027	200	215

		2,759

Total Ecuador (Cost $3,093)		3,048

EGYPT 1.3%
SOVEREIGN ISSUES 1.3%
Egypt Government International Bond
5.577% due 02/21/2023	$1,000	1,016
5.750% due 04/29/2020	100	103
6.125% due 01/31/2022	900	933
7.500% due 01/31/2027	400	434
7.903% due 02/21/2048	200	211
8.500% due 01/31/2047	900	1,005

Total Egypt (Cost $3,601)		3,702

EL SALVADOR 0.6%
SOVEREIGN ISSUES 0.6%
El Salvador Government International Bond
5.875% due 01/30/2025	$1,500	1,479
7.650% due 06/15/2035	145	154

Total El Salvador (Cost $1,689)		1,633

GABON 0.2%
SOVEREIGN ISSUES 0.2%
Gabon Government International Bond
6.375% due 12/12/2024	$702	699

Total Gabon (Cost $684)		699

GHANA 0.8%
SOVEREIGN ISSUES 0.8%
Ghana Government International Bond
7.875% due 08/07/2023	$1,200	1,314
9.250% due 09/15/2022	1,000	1,142

Total Ghana (Cost $2,350)		2,456

GUATEMALA 0.8%
SOVEREIGN ISSUES 0.8%
Guatemala Government International Bond
4.375% due 06/05/2027	$300	293
4.875% due 02/13/2028	610	611
5.750% due 06/06/2022	1,260	1,335

Total Guatemala (Cost $2,192)		2,239

HONG KONG 1.4%
CORPORATE BONDS & NOTES 1.4%
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020	$600	594
CNOOC Nexen Finance ULC
4.250% due 04/30/2024	2,200	2,234
CNPC General Capital Ltd.
2.750% due 05/14/2019	500	499
Nexen Energy ULC
6.400% due 05/15/2037	50	62
7.500% due 07/30/2039	450	631

Total Hong Kong (Cost $3,964)		4,020

HUNGARY 0.2%
SOVEREIGN ISSUES 0.2%
Hungary Government International Bond
5.375% due 02/21/2023	$100	108
MFB Magyar Fejlesztesi Bank Zrt
6.250% due 10/21/2020	500	536

Total Hungary (Cost $598)		644

INDIA 0.5%
SOVEREIGN ISSUES 0.5%
Export-Import Bank of India
3.375% due 08/05/2026	$700	660
3.875% due 02/01/2028	700	680

Total India (Cost $1,398)		1,340

INDONESIA 7.6%
CORPORATE BONDS & NOTES 3.1%
Majapahit Holding BV
7.875% due 06/29/2037	$700	906
Pelabuhan Indonesia Persero PT
4.875% due 10/01/2024	500	505

Pelabuhan Indonesia PT
4.250% due 05/05/2025		400	393
Pertamina Persero PT
4.300% due 05/20/2023		1,500	1,515
4.875% due 05/03/2022		500	517
5.250% due 05/23/2021		800	836
6.000% due 05/03/2042		1,500	1,610
6.450% due 05/30/2044		2,100	2,380
Perusahaan Listrik Negara PT
4.125% due 05/15/2027		200	193

			8,855

SOVEREIGN ISSUES 4.5%
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	700	916
3.375% due 04/15/2023		$2,000	1,963
3.375% due 07/30/2025	EUR	100	135
4.350% due 01/11/2048		$700	668
4.750% due 01/08/2026		3,400	3,560
5.125% due 01/15/2045		200	209
5.250% due 01/17/2042		400	422
5.250% due 01/08/2047		600	639
6.625% due 02/17/2037		900	1,092
6.750% due 01/15/2044		1,700	2,141
7.750% due 01/17/2038		100	136
Perusahaan Penerbit SBSN Indonesia
3.400% due 03/29/2022		600	592
4.400% due 03/01/2028		700	706

			13,179

Total Indonesia (Cost $20,910)			22,034

IRELAND 1.6%
CORPORATE BONDS & NOTES 1.6%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		$1,100	1,121
Vnesheconombank Via VEB Finance PLC
5.942% due 11/21/2023		3,100	3,327
6.025% due 07/05/2022		200	213

Total Ireland (Cost $4,508)			4,661

ISRAEL 1.2%
CORPORATE BONDS & NOTES 0.3%
Delek & Avner Tamar Bond Ltd.
5.082% due 12/30/2023		$400	406
5.412% due 12/30/2025		320	327

			733

SOVEREIGN ISSUES 0.9%
Israel Government International Bond
3.250% due 01/17/2028		1,000	975
4.125% due 01/17/2048		700	675
4.500% due 01/30/2043		800	822

			2,472

Total Israel (Cost $3,220)			3,205

IVORY COAST 0.6%
SOVEREIGN ISSUES 0.6%
Ivory Coast Government International Bond
5.125% due 06/15/2025	EUR	400	516
5.250% due 03/22/2030		600	741
6.125% due 06/15/2033		$300	286
6.375% due 03/03/2028		300	304

Total Ivory Coast (Cost $1,788)			1,847

JAMAICA 0.2%
SOVEREIGN ISSUES 0.2%
Jamaica Government International Bond
6.750% due 04/28/2028		$200	223
7.875% due 07/28/2045		200	238

Total Jamaica (Cost $400)			461

JORDAN 0.5%
SOVEREIGN ISSUES 0.5%
Jordan Government International Bond
5.750% due 01/31/2027		$1,200	1,170
6.125% due 01/29/2026		300	303

Total Jordan (Cost $1,501)			1,473

KAZAKHSTAN 2.4%
CORPORATE BONDS & NOTES 1.7%
KazMunayGas National Co. JSC
7.000% due 05/05/2020		$4,350	4,675
9.125% due 07/02/2018		400	406

			5,081

SOVEREIGN ISSUES 0.7%
Kazakhstan Government International Bond
3.875% due 10/14/2024		900	914
4.875% due 10/14/2044		800	800
6.500% due 07/21/2045		300	363

			2,077

Total Kazakhstan (Cost $6,800)			7,158

KENYA 0.3%
SOVEREIGN ISSUES 0.3%
Kenya Government International Bond
7.250% due 02/28/2028		$400	419
8.250% due 02/28/2048		300	322

Total Kenya (Cost $700)			741

LUXEMBOURG 4.8%
ASSET-BACKED SECURITIES 0.1%
Sovereign Credit Opportunities S.A.
3.000% due 09/30/2019 «	EUR	149	181

CORPORATE BONDS & NOTES 4.7%
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		$1,800	1,795
6.000% due 11/27/2023		300	322
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021		2,000	2,103
6.510% due 03/07/2022		950	1,024
9.250% due 04/23/2019		1,000	1,060
QGOG Constellation S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 (b)		701	342
Sberbank of Russia Via SB Capital S.A.
5.500% due 02/26/2024 •(i)		2,500	2,528
5.717% due 06/16/2021		600	631
6.125% due 02/07/2022		3,700	3,935

			13,740

Total Luxembourg (Cost $13,819)			13,921

MALAYSIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
4.500% due 03/18/2045		$200	207

Total Malaysia (Cost $198)			207

MEXICO 8.4%

	SHARES
COMMON STOCKS 0.0%
Desarrolladora Homex S.A.B. de C.V. (d)		17,978	0
Hipotecaria Su Casita S.A. de C.V. «(d)		5,259	0
Urbi Desarrollos Urbanos S.A.B. de C.V. (d)		1,907	1

			1

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 5.9%
America Movil S.A.B. de C.V.
6.450% due 12/05/2022	MXN	6,000	308
Banco Nacional de Comercio Exterior SNC
3.800% due 08/11/2026 •		$800	787
BBVA Bancomer S.A.
6.750% due 09/30/2022		500	547
Comision Federal de Electricidad
4.750% due 02/23/2027		400	403
4.875% due 05/26/2021		900	929
4.875% due 01/15/2024		800	825
6.125% due 06/16/2045		600	657
Petroleos Mexicanos
6.350% due 02/12/2048		1,611	1,565
6.375% due 01/23/2045		300	292
6.500% due 03/13/2027		700	748
6.500% due 06/02/2041		8,520	8,477
6.625% due 06/15/2038		700	709
6.750% due 09/21/2047		400	406
6.875% due 08/04/2026		500	549

			17,202

SOVEREIGN ISSUES 2.5%
Mexico Government International Bond
4.000% due 03/15/2115	EUR	1,000	1,143
4.600% due 01/23/2046		$1,108	1,055
4.600% due 02/10/2048		600	570
4.750% due 03/08/2044		350	341
5.550% due 01/21/2045		2,520	2,724
5.750% due 10/12/2110		700	714
6.050% due 01/11/2040		548	620

			7,167

Total Mexico (Cost $25,880)			24,370

MONGOLIA 0.4%
SOVEREIGN ISSUES 0.4%
Mongolia Government International Bond
5.125% due 12/05/2022		$530	520
5.625% due 05/01/2023		700	692

Total Mongolia (Cost $1,228)			1,212

NAMIBIA 0.1%
SOVEREIGN ISSUES 0.1%
Namibia Government International Bond
5.250% due 10/29/2025		$300	299

Total Namibia (Cost $298)			299

NETHERLANDS 1.0%
CORPORATE BONDS & NOTES 0.7%
CIMPOR Financial Operations BV
5.750% due 07/17/2024		$1,400	1,342
Kazakhstan Temir Zholy Finance BV
6.950% due 07/10/2042		500	560

			1,902

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Petrobras Netherlands BV
TBD% due 02/01/2025 «		1,000	995

Total Netherlands (Cost $2,921)			2,897

NIGERIA 1.6%
SOVEREIGN ISSUES 1.6%
Nigeria Government International Bond
6.375% due 07/12/2023	$200	211
6.500% due 11/28/2027	1,000	1,015
7.143% due 02/23/2030	1,000	1,040
7.625% due 11/28/2047	400	415
7.696% due 02/23/2038	400	422
7.875% due 02/16/2032	1,500	1,637

Total Nigeria (Cost $4,536)		4,740

OMAN 1.1%
SOVEREIGN ISSUES 1.1%
Oman Government International Bond
5.375% due 03/08/2027	$1,300	1,270
5.625% due 01/17/2028	1,700	1,662
6.500% due 03/08/2047	200	189

Total Oman (Cost $3,191)		3,121

PAKISTAN 0.2%
SOVEREIGN ISSUES 0.2%
Pakistan Government International Bond
6.875% due 12/05/2027	$700	664

Total Pakistan (Cost $700)		664

PANAMA 1.8%
SOVEREIGN ISSUES 1.8%
Panama Government International Bond
4.300% due 04/29/2053	$1,100	1,084
4.500% due 05/15/2047	700	712
8.875% due 09/30/2027	780	1,082
9.375% due 04/01/2029	1,553	2,271

Total Panama (Cost $4,526)		5,149

PARAGUAY 0.4%
SOVEREIGN ISSUES 0.4%
Paraguay Government International Bond
4.625% due 01/25/2023	$200	206
4.700% due 03/27/2027	500	508
6.100% due 08/11/2044	400	431

Total Paraguay (Cost $1,104)		1,145

PERU 0.9%
CORPORATE BONDS & NOTES 0.4%
BBVA Banco Continental S.A.
3.250% due 04/08/2018	$200	200
Petroleos del Peru S.A.
4.750% due 06/19/2032	400	391
5.625% due 06/19/2047	300	300
Union Andina de Cementos S.A.A.
5.875% due 10/30/2021	300	310

		1,201

SOVEREIGN ISSUES 0.5%
Fondo MIVIVIENDA S.A.
3.500% due 01/31/2023	200	197

Peru Government International Bond
8.750% due 11/21/2033		894	1,340

			1,537

Total Peru (Cost $2,655)			2,738

PHILIPPINES 0.4%
CORPORATE BONDS & NOTES 0.4%
Power Sector Assets & Liabilities Management Corp.
7.390% due 12/02/2024		$900	1,097

Total Philippines (Cost $1,117)			1,097

POLAND 1.1%
SOVEREIGN ISSUES 1.1%
Poland Government International Bond
3.250% due 04/06/2026		$3,100	3,079

Total Poland (Cost $3,081)			3,079

QATAR 0.5%
CORPORATE BONDS & NOTES 0.2%
Nakilat, Inc.
6.067% due 12/31/2033		$100	113
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		350	383

			496

SOVEREIGN ISSUES 0.3%
Qatar Government International Bond
4.500% due 01/20/2022		800	827

Total Qatar (Cost $1,280)			1,323

ROMANIA 0.1%
SOVEREIGN ISSUES 0.1%
Romania Government International Bond
2.750% due 10/29/2025	EUR	200	267
3.875% due 10/29/2035		100	133

Total Romania (Cost $336)			400

RUSSIA 1.2%
CORPORATE BONDS & NOTES 0.4%
SCF Capital Ltd.
5.375% due 06/16/2023		$800	815
VEON Holdings BV
5.200% due 02/13/2019		400	406

			1,221

SOVEREIGN ISSUES 0.8%
Russia Government International Bond
5.625% due 04/04/2042		1,900	2,044
5.875% due 09/16/2043		200	223

			2,267

Total Russia (Cost $3,321)			3,488

SAUDI ARABIA 0.3%
SOVEREIGN ISSUES 0.3%
Saudi Government International Bond
3.250% due 10/26/2026		$200	188
3.625% due 03/04/2028		800	761

Total Saudi Arabia (Cost $989)			949

SENEGAL 0.6%
SOVEREIGN ISSUES 0.6%
Senegal Government International Bond
4.750% due 03/13/2028	EUR	100	123
6.250% due 05/23/2033		$1,500	1,482
6.750% due 03/13/2048		200	197

Total Senegal (Cost $1,824)			1,802

SERBIA 0.7%
SOVEREIGN ISSUES 0.7%
Serbia Government International Bond
4.875% due 02/25/2020		$1,900	1,948

Total Serbia (Cost $1,951)			1,948

SINGAPORE 0.3%
CORPORATE BONDS & NOTES 0.3%
BOC Aviation Ltd.
2.750% due 09/18/2022		$900	862

Total Singapore (Cost $896)			862

SOUTH AFRICA 1.1%
CORPORATE BONDS & NOTES 0.8%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$500	516
6.500% due 04/15/2040		100	105
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021		400	397
7.125% due 02/11/2025		1,000	1,024
Myriad International Holdings BV
5.500% due 07/21/2025		200	213

			2,255

SOVEREIGN ISSUES 0.3%
South Africa Government International Bond
4.665% due 01/17/2024		100	101
4.875% due 04/14/2026		400	399
5.000% due 10/12/2046		300	274

			774

Total South Africa (Cost $3,065)			3,029

SPAIN 0.4%
SOVEREIGN ISSUES 0.4%
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	800	1,082

Total Spain (Cost $913)			1,082

SRI LANKA 2.2%
CORPORATE BONDS & NOTES 0.2%
National Savings Bank
5.150% due 09/10/2019		$500	501

SOVEREIGN ISSUES 2.0%
Sri Lanka Government International Bond
5.125% due 04/11/2019		700	709
5.750% due 01/18/2022		1,000	1,014
6.125% due 06/03/2025		1,100	1,099
6.200% due 05/11/2027		800	789
6.250% due 07/27/2021		768	798
6.825% due 07/18/2026		900	927
6.850% due 11/03/2025		400	415

			5,751

Total Sri Lanka (Cost $6,084)			6,252

TANZANIA 0.2%
SOVEREIGN ISSUES 0.2%
Tanzania Government International Bond
8.241% (US0006M + 6.000%) due 03/09/2020 ~		$622	649

Total Tanzania (Cost $641)			649

TRINIDAD AND TOBAGO 0.3%
CORPORATE BONDS & NOTES 0.2%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022	$638	644

SOVEREIGN ISSUES 0.1%
Trinidad & Tobago Government International Bond
4.500% due 08/04/2026	200	204

Total Trinidad and Tobago (Cost $829)		848

TURKEY 5.1%
CORPORATE BONDS & NOTES 0.3%
Hazine Mustesarligi Varlik Kiralama A/S
5.004% due 04/06/2023	$200	202
Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028	320	305
Turkiye Is Bankasi A/S
6.125% due 04/25/2024	400	390

		897

SOVEREIGN ISSUES 4.8%
Export Credit Bank of Turkey
4.250% due 09/18/2022	500	476
5.375% due 10/24/2023	200	197
Turkey Government International Bond
4.875% due 04/16/2043	1,100	891
5.125% due 02/17/2028	1,500	1,419
5.750% due 05/11/2047	1,000	891
6.000% due 03/25/2027	3,600	3,652
6.000% due 01/14/2041	600	562
6.750% due 05/30/2040	1,700	1,740
6.875% due 03/17/2036	1,600	1,667
7.250% due 03/05/2038	700	758
7.500% due 11/07/2019	400	423
8.000% due 02/14/2034	1,100	1,274

		13,950

Total Turkey (Cost $15,554)		14,847

UKRAINE 3.1%
SOVEREIGN ISSUES 3.1%
Ukraine Government International Bond
0.000% due 05/31/2040 ~	$700	490
7.375% due 09/25/2032	300	290
7.750% due 09/01/2020	3,700	3,884
7.750% due 09/01/2021	1,600	1,679
7.750% due 09/01/2022	1,100	1,152
7.750% due 09/01/2023	500	518
7.750% due 09/01/2024	1,000	1,032

Total Ukraine (Cost $8,679)		9,045

UNITED ARAB EMIRATES 0.4%
CORPORATE BONDS & NOTES 0.3%
DP World Ltd.
6.850% due 07/02/2037	$600	731

SOVEREIGN ISSUES 0.1%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022	400	386

Total United Arab Emirates (Cost $923)		1,117

UNITED KINGDOM 0.2%
CORPORATE BONDS & NOTES 0.2%
Polyus Finance PLC
4.700% due 01/29/2024	$500	494
State Savings Bank of Ukraine Via SSB PLC
9.375% due 03/10/2023	200	210

Total United Kingdom (Cost $705)		704

UNITED STATES 3.4%
ASSET-BACKED SECURITIES 1.3%
Countrywide Asset-Backed Certificates Trust
2.112% (US0001M + 0.240%) due 02/25/2037 ~	$900	872
2.622% (US0001M + 0.750%) due 11/25/2035 ~	380	385
Morgan Stanley ABS Capital, Inc. Trust
2.637% (US0001M + 0.765%) due 01/25/2035 ~	69	67
2.667% (US0001M + 0.795%) due 03/25/2034 ~	763	754
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.392% (US0001M + 0.520%) due 09/25/2035 ~	500	434
Soundview Home Loan Trust
2.772% (US0001M + 0.900%) due 10/25/2037 ~	212	182
Wells Fargo Home Equity Asset-Backed Securities Trust
2.192% (US0001M + 0.320%) due 03/25/2037 ~	1,500	1,203

		3,897

CORPORATE BONDS & NOTES 1.3%
Rio Oil Finance Trust
9.250% due 07/06/2024	2,021	2,204
9.750% due 01/06/2027	925	1,011
Vrio Finco 1 LLC
6.250% due 04/04/2023 (a)	500	507

		3,722

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
American Home Mortgage Investment Trust
3.668% (US0006M + 1.500%) due 09/25/2045 ~	5	5
Banc of America Mortgage Trust
3.691% due 02/25/2036 ^~	2	2
BCAP LLC Trust
3.008% due 05/26/2037 ~	1,252	1,073
Bear Stearns Adjustable Rate Mortgage Trust
3.558% due 01/25/2035 ~	2	2
3.765% due 05/25/2047 ^~	19	18
Citigroup Mortgage Loan Trust
3.128% due 08/25/2035 ~	23	23
3.465% due 09/25/2037 ^~	40	38
CitiMortgage Alternative Loan Trust
2.522% (US0001M + 0.650%) due 10/25/2036 ~	203	168
Countrywide Alternative Loan Trust
2.222% (US0001M + 0.350%) due 05/25/2036 ^~	195	114
GSR Mortgage Loan Trust
3.658% due 01/25/2036 ^~	7	7
IndyMac Mortgage Loan Trust
2.052% (US0001M + 0.180%) due 02/25/2037 ~	312	288
2.512% (US0001M + 0.640%) due 07/25/2045 ~	183	177
Morgan Stanley Mortgage Loan Trust
3.304% due 06/25/2036 ~	3	3
Suntrust Adjustable Rate Mortgage Loan Trust
3.637% due 10/25/2037 ~	170	161
WaMu Mortgage Pass-Through Certificates Trust
3.352% due 02/25/2037 ^~	27	26
Washington Mutual Mortgage Pass-Through Certificates Trust
2.033% (12MTA + 0.750%) due 02/25/2047 ^~	301	256
Wells Fargo Mortgage-Backed Securities Trust
3.495% due 07/25/2036 ^~	7	7

		2,368

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
3.888% (US0012M + 1.815%) due 03/01/2036 ~	15	15

Total United States (Cost $9,499)		10,002

URUGUAY 1.2%
SOVEREIGN ISSUES 1.2%
Uruguay Government International Bond
5.100% due 06/18/2050	$3,000	3,083
7.625% due 03/21/2036	400	546

Total Uruguay (Cost $3,507)		3,629

VENEZUELA 2.0%
CORPORATE BONDS & NOTES 0.9%
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(c)		$3,790	1,057
5.500% due 04/12/2037 ^(c)		4,350	1,272
6.000% due 11/15/2026 ^(c)		1,200	330

			2,659

SOVEREIGN ISSUES 1.1%
Venezuela Government International Bond
6.000% due 12/09/2020 ^(c)		500	146
7.000% due 03/31/2038 ^(c)		300	95
7.650% due 04/21/2025 ^(c)		880	266
7.750% due 10/13/2019 ^(c)		3,240	980
8.250% due 10/13/2024 ^(c)		3,850	1,158
9.000% due 05/07/2023 ^(c)		800	241
9.250% due 09/15/2027 ^(c)		1,190	389
9.375% due 01/13/2034 ^(c)		40	14

			3,289

Total Venezuela (Cost $13,388)			5,948

VIRGIN ISLANDS (BRITISH) 0.5%
CORPORATE BONDS & NOTES 0.5%
Gold Fields Orogen Holdings BVI Ltd.
4.875% due 10/07/2020		$1,150	1,161
GTL Trade Finance, Inc.
7.250% due 04/16/2044		200	225

Total Virgin Islands (British) (Cost $1,345)			1,386

SHORT-TERM INSTRUMENTS 1.8%
REPURCHASE AGREEMENTS (j) 0.2%			526

ARGENTINA TREASURY BILLS 0.6%
2.827% due 05/11/2018 - 05/24/2018 (e)(f)	ARS	1,800	1,794
GREECE TREASURY BILLS 1.0%
1.674% due 07/06/2018 (f)(g)	EUR	2,300	2,823

Total Short-Term Instruments (Cost $5,071)			5,143

Total Investments in Securities (Cost $286,137)			280,716

	SHARES
INVESTMENTS IN AFFILIATES 2.6%
SHORT-TERM INSTRUMENTS 2.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.6%
PIMCO Short-Term Floating NAV Portfolio III		764,325	7,554

Total Short-Term Instruments (Cost $7,553)			7,554

Total Investments in Affiliates (Cost $7,553)			7,554

Total Investments 99.3% (Cost $293,690)			$288,270

Financial Derivative Instruments (l)(m) 0.1% (Cost or Premiums, net $(2,004))			415
Other Assets and Liabilities, net 0.6%			1,559

Net Assets 100.0%			$290,244

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Coupon represents a yield to maturity.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Contingent convertible security.

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.250%	03/29/2018	04/02/2018	$526	U.S. Treasury Notes 2.000% due 04/30/2024	$(538)	$526	$526

Total Repurchase Agreements						$(538)	$526	$526

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
JML	1.000%	02/16/2018	TBD	(3)	$(235)	$(235)
NOM	(0.500)	03/23/2018	TBD	(3)	(332)	(332)

Total Reverse Repurchase Agreements						$(567)

(k)	Securities with an aggregate market value of $335 have been pledged as collateral under the terms of master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended March 31, 2018 was $(1,544) at a weighted average interest rate of (0.080)%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.

(l)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note June Futures	06/2018	86	$9,844	$58	$9	$0
U.S. Treasury 10-Year Note June Futures	06/2018	42	5,088	63	10	0

Total Futures Contracts				$121	$19	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.EM-29 5-Year Index	1.000%	Quarterly	06/20/2023	3,400	$(69)	$9	$(60)	$5	$0
CDX.EM-28 5-Year Index	1.000	Quarterly	12/20/2022	970	(5)	(2)	(7)	2	0

					$(74)	$7	$(67)	$7	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	12.435%	Maturity	01/02/2019	BRL	1,300	$(3)	$(22)	$(25)	$0	$0
Receive	1-Year BRL-CDI	11.680	Maturity	01/04/2021		800	4	(21)	(17)	0	0
Receive	1-Year BRL-CDI	12.850	Maturity	01/04/2021		1,290	(15)	(35)	(50)	0	(1)
Receive	1-Year BRL-CDI	16.150	Maturity	01/04/2021		6,900	(237)	(212)	(449)	0	(5)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	$	5,700	(494)	(94)	(588)	9	0
Receive (4)	6-Month EUR-EURIBOR	0.500	Annual	09/19/2023	EUR	1,200	5	(5)	0	0	(1)
Receive (4)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028		1,000	(14)	(8)	(22)	0	(1)

							$(754)	$(397)	$(1,151)	$9	$(8)

Total Swap Agreements							$(828)	$(390)	$(1,218)	$16	$(8)

Cash of $1,215 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	This instrument has a forward starting effective date.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	05/2018	ZAR	9,460		$783	$0	$(13)
	07/2018	BRL	4,800		1,450	8	0
	07/2018		$1,444	COP	4,131,284	29	0
BPS	04/2018	BRL	5,374		$1,617	0	(11)
	04/2018		$1,650	BRL	5,374	0	(22)
	05/2018	BRL	5,374		$1,645	21	0
CBK	04/2018	EUR	659		812	1	0
	05/2018	MXN	4,705		250	0	(7)
	05/2018		$1,444	ARS	30,237	20	0
DUB	06/2018	TWD	42,540		$1,468	0	(5)
	06/2018		$288	EGP	5,363	10	0
	07/2018	BRL	100		$30	0	0
GLM	04/2018	EUR	7,375		9,119	45	0
	04/2018		$1,444	RUB	82,886	2	0
	05/2018		1,444	MXN	27,003	33	0
	05/2018		1,444	TRY	5,761	0	(5)
HUS	06/2018	EGP	7,552		$416	0	(4)
	06/2018	KRW	445,498		412	0	(8)
	06/2018		$274	EGP	5,116	10	0
JPM	04/2018	BRL	5,374		$1,644	16	0
	04/2018		$1,617	BRL	5,374	11	0
	06/2018	EGP	5,177		$285	0	(3)
	09/2018		$279	EGP	5,108	0	(1)
MSB	04/2018	RUB	82,885		$1,454	9	0
	04/2018		$1,452	RUB	82,886	0	(9)
SCX	07/2018	EUR	2,300		$2,798	0	(52)
TOR	06/2018		$144	EGP	2,686	5	0
UAG	04/2018		9,951	EUR	8,034	0	(65)
	05/2018	EUR	8,034		$9,971	66	0

Total Forward Foreign Currency Contracts						$286	$(205)

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC USD versus ZAR	ZAR 12.530	06/29/2018	$800	$(9)	$(9)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	$800	$(10)	$0
DUB	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/ Initial Index - 1)] or 0	10/13/2020	800	(8)	0

						$(18)	$0

Total Written Options						$(27)	$(9)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Turkey Government International Bond	(1.000)%	Quarterly	12/20/2022	1.791%	$1,200	$50	$(9)	$41	$0
CBK	Turkey Government International Bond	(1.000)	Quarterly	09/20/2020	1.135	300	26	(25)	1	0
GST	Turkey Government International Bond	(1.000)	Quarterly	09/20/2020	1.135	100	8	(8)	0	0
	Turkey Government International Bond	(1.000)	Quarterly	12/20/2022	1.791	900	38	(8)	30	0

							$122	$(50)	$72	$0

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2020	0.775%	$300	$(18)	$20	$2	$0
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.298	500	(1)	6	5	0
	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.473	300	(16)	20	4	0
	Indonesia Government International Bond	1.000	Quarterly	09/20/2020	0.473	400	(25)	30	5	0
	Peru Government International Bond	1.000	Quarterly	09/20/2020	0.340	200	(8)	11	3	0
BPS	Indonesia Government International Bond	1.000	Quarterly	12/20/2021	0.721	500	(15)	20	5	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2018	0.273	300	2	(1)	1	0
	Peru Government International Bond	1.000	Quarterly	06/20/2018	0.141	3,700	35	(26)	9	0
BRC	Brazil Government International Bond	1.000	Quarterly	06/20/2019	0.592	200	(8)	9	1	0
	Chile Government International Bond	1.000	Quarterly	12/20/2021	0.337	3,000	41	31	72	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.298	100	0	1	1	0
	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.473	400	(23)	28	5	0
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	1.179	100	(14)	13	0	(1)
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.144	200	1	1	2	0
	Panama Government International Bond	1.000	Quarterly	12/20/2021	0.441	1,500	(18)	49	31	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2020	1.066	1,000	(90)	89	0	(1)
	Qatar Government International Bond	1.000	Quarterly	12/20/2018	0.220	1,800	11	0	11	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.054	500	(36)	35	0	(1)
	South Africa Government International Bond	1.000	Quarterly	06/20/2022	1.186	600	(28)	24	0	(4)
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2020	0.920	1,400	(191)	194	3	0
	Brazil Government International Bond	1.000	Quarterly	03/20/2021	0.973	1,300	(58)	59	1	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.298	3,200	14	15	29	0
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	1.179	300	(41)	38	0	(3)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2019	0.698	3,000	19	(3)	16	0
	Uruguay Government International Bond	1.000	Quarterly	06/20/2020	1.044	1,800	(17)	16	0	(1)
DUB	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.473	200	(11)	14	3	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.976	7,500	(47)	58	11	0
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.144	500	3	2	5	0
	Penerbangan Malaysia Bhd.	1.000	Quarterly	03/20/2020	0.279	200	(2)	5	3	0
FBF	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.473	200	(11)	14	3	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2021	0.606	2,900	(188)	224	36	0
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2018	0.484	600	(28)	31	3	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2019	0.592	100	(4)	5	1	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2020	0.775	200	(12)	13	1	0
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	1.179	100	(14)	13	0	(1)
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.144	100	1	0	1	0
	Russia Government International Bond	1.000	Quarterly	06/20/2023	1.234	2,100	(23)	0	0	(23)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.488	1,000	(49)	28	0	(21)
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.298	2,600	(19)	42	23	0
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.144	200	1	1	2	0
	South Africa Government International Bond	1.000	Quarterly	03/20/2023	1.442	1,700	(139)	105	0	(34)
	Turkey Government International Bond	1.000	Quarterly	04/20/2018	0.615	1,700	2	2	4	0
JPM	Brazil Government International Bond	1.000	Quarterly	12/20/2019	0.71	1,000	(37)	42	5	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.298	500	3	1	4	0
	Indonesia Government International Bond	1.000	Quarterly	09/20/2020	0.473	300	(19)	23	4	0
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.144	500	2	3	5	0
	Panama Government International Bond	1.000	Quarterly	12/20/2021	0.441	1,000	(12)	32	20	0
	Peru Government International Bond	1.000	Quarterly	06/20/2018	0.141	1,300	11	(8)	3	0
	Russia Government International Bond	1.000	Quarterly	06/20/2023	1.234	1,900	(146)	126	0	(20)
NGF	Egypt Government International Bond	1.000	Quarterly	12/20/2018	0.951	1,200	(12)	13	1	0
UAG	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.314	300	(21)	17	0	(4)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2021	0.606	100	(7)	8	1	0
	Indonesia Government International Bond	1.000	Quarterly	12/20/2022	0.928	3,600	(9)	22	13	0

							$(1,271)	$1,515	$358	$(114)

Total Swap Agreements							$(1,149)	$1,465	$430	$(114)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$20,432	$0	$20,432
Azerbaijan
Corporate Bonds & Notes	0	2,762	0	2,762
Sovereign Issues	0	403	0	403
Bahamas
Sovereign Issues	0	1,095	0	1,095
Brazil
Corporate Bonds & Notes	0	15,744	0	15,744
Loan Participations and Assignments	0	0	1,602	1,602
Sovereign Issues	0	8,635	0	8,635
Cayman Islands
Corporate Bonds & Notes	0	2,678	0	2,678
Chile
Corporate Bonds & Notes	0	5,616	0	5,616
China
Corporate Bonds & Notes	0	5,403	0	5,403
Colombia
Corporate Bonds & Notes	0	3,601	0	3,601
Sovereign Issues	0	6,926	0	6,926
Costa Rica
Sovereign Issues	0	937	0	937
Dominican Republic
Sovereign Issues	0	4,429	0	4,429
Ecuador
Corporate Bonds & Notes	0	289	0	289
Sovereign Issues	0	2,759	0	2,759
Egypt
Sovereign Issues	0	3,702	0	3,702
El Salvador
Sovereign Issues	0	1,633	0	1,633
Gabon
Sovereign Issues	0	699	0	699
Ghana
Sovereign Issues	0	2,456	0	2,456
Guatemala
Sovereign Issues	0	2,239	0	2,239
Hong Kong
Corporate Bonds & Notes	0	4,020	0	4,020
Hungary
Sovereign Issues	0	644	0	644
India
Sovereign Issues	0	1,340	0	1,340
Indonesia
Corporate Bonds & Notes	0	8,855	0	8,855
Sovereign Issues	0	13,179	0	13,179
Ireland
Corporate Bonds & Notes	0	4,661	0	4,661
Israel
Corporate Bonds & Notes	0	733	0	733
Sovereign Issues	0	2,472	0	2,472
Ivory Coast
Sovereign Issues	0	1,847	0	1,847
Jamaica
Sovereign Issues	0	461	0	461
Jordan
Sovereign Issues	0	1,473	0	1,473
Kazakhstan
Corporate Bonds & Notes	0	5,081	0	5,081
Sovereign Issues	0	2,077	0	2,077
Kenya
Sovereign Issues	0	741	0	741
Luxembourg
Asset-Backed Securities	0	0	181	181
Corporate Bonds & Notes	0	13,740	0	13,740
Malaysia
Corporate Bonds & Notes	0	207	0	207
Mexico
Common Stocks	1	0	0	1
Corporate Bonds & Notes	0	17,202	0	17,202
Sovereign Issues	0	7,167	0	7,167
Mongolia
Sovereign Issues	0	1,212	0	1,212
Namibia
Sovereign Issues	0	299	0	299
Netherlands
Corporate Bonds & Notes	0	1,902	0	1,902
Loan Participations and Assignments	0	0	995	995
Nigeria
Sovereign Issues	0	4,740	0	4,740
Oman
Sovereign Issues	0	3,121	0	3,121
Pakistan
Sovereign Issues	0	664	0	664
Panama
Sovereign Issues	0	5,149	0	5,149
Paraguay
Sovereign Issues	0	1,145	0	1,145
Peru
Corporate Bonds & Notes	0	1,201	0	1,201
Sovereign Issues	0	1,537	0	1,537
Philippines
Corporate Bonds & Notes	0	1,097	0	1,097
Poland
Sovereign Issues	0	3,079	0	3,079
Qatar
Corporate Bonds & Notes	0	496	0	496
Sovereign Issues	0	827	0	827
Romania
Sovereign Issues	0	400	0	400
Russia
Corporate Bonds & Notes	0	1,221	0	1,221
Sovereign Issues	0	2,267	0	2,267
Saudi Arabia
Sovereign Issues	0	949	0	949
Senegal
Sovereign Issues	0	1,802	0	1,802
Serbia
Sovereign Issues	0	1,948	0	1,948
Singapore
Corporate Bonds & Notes	0	862	0	862
South Africa
Corporate Bonds & Notes	0	2,255	0	2,255
Sovereign Issues	0	774	0	774
Spain
Sovereign Issues	0	1,082	0	1,082
Sri Lanka
Corporate Bonds & Notes	0	501	0	501
Sovereign Issues	0	5,751	0	5,751
Tanzania
Sovereign Issues	0	649	0	649
Trinidad and Tobago
Corporate Bonds & Notes	0	644	0	644
Sovereign Issues	0	204	0	204
Turkey
Corporate Bonds & Notes	0	897	0	897
Sovereign Issues	0	13,950	0	13,950
Ukraine
Sovereign Issues	0	9,045	0	9,045
United Arab Emirates
Corporate Bonds & Notes	0	731	0	731
Sovereign Issues	0	386	0	386
United Kingdom
Corporate Bonds & Notes	0	704	0	704
United States
Asset-Backed Securities	0	3,897	0	3,897
Corporate Bonds & Notes	0	3,722	0	3,722
Non-Agency Mortgage-Backed Securities	0	2,368	0	2,368
U.S. Government Agencies	0	15	0	15
Uruguay
Sovereign Issues	0	3,629	0	3,629
Venezuela
Corporate Bonds & Notes	0	2,659	0	2,659
Sovereign Issues	0	3,289	0	3,289
Virgin Islands (British)
Corporate Bonds & Notes	0	1,386	0	1,386
Short-Term Instruments
Repurchase Agreements	0	526	0	526
Argentina Treasury Bills	0	1,794	0	1,794
Greece Treasury Bills	0	2,823	0	2,823
	$1	$277,937	$2,778	$280,716

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,554	$0	$0	$7,554

Total Investments	$7,555	$277,937	$2,778	$288,270

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	19	16	0	35
Over the counter	0	716	0	716
	$19	$732	$0	$751

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(8)	0	(8)
Over the counter	0	(328)	0	(328)

	$0	$(336)	$0	$(336)

Total Financial Derivative Instruments	$19	$396	$0	$415

Totals	$7,574	$278,333	$2,778	$288,685

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 112.6% ¤
ARGENTINA 0.3%
SOVEREIGN ISSUES 0.3%
Argentina Government International Bond
3.375% due 01/15/2023	EUR	600	$732
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	7,810	398
27.250% due 06/21/2020 ~		9,070	480

Total Argentina (Cost $1,683)			1,610

AUSTRALIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023		$300	302

SOVEREIGN ISSUES 0.0%
New South Wales Treasury Corp. (g)
2.750% due 11/20/2025	AUD	128	112

Total Australia (Cost $444)			414

BRAZIL 0.6%
CORPORATE BONDS & NOTES 0.6%
Petrobras Global Finance BV
5.999% due 01/27/2028		$1,517	1,504
6.125% due 01/17/2022		300	321
7.375% due 01/17/2027		1,200	1,301

Total Brazil (Cost $3,088)			3,126

CANADA 3.5%
CORPORATE BONDS & NOTES 1.3%
Air Canada Pass-Through Trust
3.300% due 07/15/2031		$100	97
Bank of Nova Scotia
1.875% due 04/26/2021		1,200	1,164
Enbridge, Inc.
2.108% due 01/10/2020 ~		1,200	1,198
2.825% (US0003M + 0.700%) due 06/15/2020 ~		400	402
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	200	244
Royal Bank of Canada
2.200% due 09/23/2019		$400	398
2.300% due 03/22/2021		800	787
Toronto-Dominion Bank
2.250% due 03/15/2021		800	786
2.500% due 01/18/2023		2,000	1,967

			7,043

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Canadian Mortgage Pools
1.680% due 06/01/2020	CAD	192	149
1.880% due 07/01/2020		524	409
1.880% due 08/01/2020		203	159

			717

SOVEREIGN ISSUES 2.1%
Canadian Government Real Return Bond
1.500% due 12/01/2044 (g)		456	439
Province of Alberta
1.250% due 06/01/2020		1,100	840
2.350% due 06/01/2025		1,100	836
Province of British Columbia
2.300% due 06/18/2026		200	151
Province of Ontario
2.600% due 06/02/2025		9,900	7,666

3.500% due 06/02/2024		600	491
6.200% due 06/02/2031		100	106
Province of Quebec
3.000% due 09/01/2023		1,100	879

			11,408

Total Canada (Cost $19,141)			19,168

CAYMAN ISLANDS 3.5%
ASSET-BACKED SECURITIES 3.4%
Avery Point CLO Ltd.
2.854% (US0003M + 1.120%) due 01/18/2025 ~		$1,600	1,600
Carlyle Global Market Strategies CLO Ltd.
2.862% (US0003M + 1.140%) due 10/16/2025 ~		2,200	2,201
Dryden Senior Loan Fund
2.620% due 10/15/2027 ~		1,200	1,202
Flagship Ltd.
2.865% (US0003M + 1.120%) due 01/20/2026 ~		2,200	2,201
Marathon CLO Ltd.
2.762% due 11/21/2027 ~		1,300	1,298
NewMark Capital Funding CLO Ltd.
2.555% (US0003M + 1.220%) due 06/30/2026 ~		1,100	1,100
Oak Hill Credit Partners Ltd.
2.875% (US0003M + 1.130%) due 07/20/2026 ~		2,200	2,203
Oaktree CLO Ltd.
2.965% (US0003M + 1.220%) due 10/20/2026 ~		2,100	2,104
Octagon Investment Partners Ltd.
2.822% (US0003M + 1.100%) due 04/15/2026 ~		1,100	1,100
Staniford Street CLO Ltd.
3.305% (US0003M + 1.180%) due 06/15/2025 ~		1,100	1,101
Symphony CLO LP
2.804% (US0003M + 1.100%) due 01/09/2023 ~		120	120
TICP CLO Ltd.
2.932% (US0003M + 1.180%) due 04/26/2026 ~		2,100	2,102

			18,332

CORPORATE BONDS & NOTES 0.1%
KSA Sukuk Ltd.
2.894% due 04/20/2022		500	487
Tencent Holdings Ltd.
3.595% due 01/19/2028		200	192

			679

Total Cayman Islands (Cost $19,020)			19,011

DENMARK 6.1%
CORPORATE BONDS & NOTES 6.1%
BRFkredit A/S
2.000% due 10/01/2047	DKK	10,145	1,687
2.500% due 10/01/2047		93	16
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2047		30,107	5,005
2.000% due 10/01/2050		2,994	491
2.500% due 10/01/2037		1,266	222
Nykredit Realkredit A/S
2.000% due 10/01/2047		16,646	2,768
2.000% due 10/01/2050		3,093	507
2.500% due 10/01/2037		6,308	1,108
2.500% due 10/01/2047		38	7
Realkredit Danmark A/S
1.000% due 04/01/2018		75,000	12,379
2.000% due 04/01/2018		16,200	2,674
2.000% due 10/01/2047		27,685	4,600
2.500% due 10/01/2037		7,251	1,274
2.500% due 07/01/2047		93	16

Total Denmark (Cost $28,975)			32,754

FRANCE 4.2%
CORPORATE BONDS & NOTES 2.1%
Credit Agricole S.A.
8.125% due 09/19/2033 •(i)		$1,200	1,226
Danone S.A.
1.691% due 10/30/2019		700	686
Dexia Credit Local S.A.
1.875% due 09/15/2021		2,000	1,936
2.250% due 02/18/2020		2,600	2,581
2.375% due 09/20/2022		600	585
2.500% due 01/25/2021		2,400	2,383

Electricite de France S.A.
4.600% due 01/27/2020		1,000	1,027
Societe Generale S.A.
8.250% due 11/29/2018 •(h)(i)		700	723

			11,147

SOVEREIGN ISSUES 2.1%
France Government International Bond
2.000% due 05/25/2048 (k)	EUR	7,400	10,068
3.250% due 05/25/2045 (k)		800	1,376

			11,444

Total France (Cost $20,735)			22,591

GERMANY 1.0%
CORPORATE BONDS & NOTES 1.0%
Deutsche Bank AG
2.560% due 01/22/2021 ~		$1,300	1,293
3.150% due 01/22/2021		500	493
4.250% due 10/14/2021		1,800	1,829
Deutsche Pfandbriefbank AG
1.625% due 08/30/2019		600	591
Landwirtschaftliche Rentenbank
4.750% due 03/12/2019	NZD	1,200	888

Total Germany (Cost $5,210)			5,094

GUERNSEY, CHANNEL ISLANDS 0.2%
CORPORATE BONDS & NOTES 0.2%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$800	802

Total Guernsey, Channel Islands (Cost $798)			802

HONG KONG 0.2%
CORPORATE BONDS & NOTES 0.2%
AIA Group Ltd.
3.900% due 04/06/2028 (b)		$400	404
CNPC General Capital Ltd.
2.750% due 05/14/2019		500	499

Total Hong Kong (Cost $899)			903

IRELAND 1.4%
ASSET-BACKED SECURITIES 0.6%
Carlyle Global Market Strategies Euro CLO Ltd.
0.654% (EUR006M + 0.930%) due 08/15/2027 ~	EUR	1,900	2,341
CVC Cordatus Loan Fund Ltd.
0.780% (EUR006M + 0.780%) due 01/24/2028 ~		800	990

			3,331

CORPORATE BONDS & NOTES 0.6%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$1,500	1,510
4.625% due 10/30/2020		800	824
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019		400	411
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		700	688

			3,433

SOVEREIGN ISSUES 0.2%
Ireland Government International Bond
5.400% due 03/13/2025	EUR	700	1,154

Total Ireland (Cost $7,337)			7,918

ISRAEL 0.1%
SOVEREIGN ISSUES 0.1%
Israel Government International Bond
3.250% due 01/17/2028		$500	488
4.125% due 01/17/2048		300	289

Total Israel (Cost $794)			777

ITALY 4.5%
CORPORATE BONDS & NOTES 0.9%
Banca Carige SpA
3.875% due 10/24/2018	EUR	1,000	1,257
Intesa Sanpaolo SpA
6.250% due 05/16/2024 •(h)(i)		700	941
7.750% due 01/11/2027 •(h)(i)		800	1,205
Wind Tre SpA
3.125% due 01/20/2025		1,200	1,305

			4,708

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Casa d’Este Finance SRL
0.023% (EUR003M + 0.350%) due 09/15/2040 ~		31	39
Claris Abs SRL
0.076% (EUR006M + 0.350%) due 10/31/2060 ~		187	230

			269

SOVEREIGN ISSUES 3.5%
Italy Buoni Poliennali Del Tesoro
0.350% due 11/01/2021		2,600	3,221
1.450% due 11/15/2024		6,000	7,534
2.450% due 09/01/2033		400	502
2.700% due 03/01/2047		100	122
2.800% due 03/01/2067		1,000	1,168
2.950% due 09/01/2038		2,700	3,521
3.450% due 03/01/2048		1,000	1,383
Italy Government International Bond
6.000% due 08/04/2028	GBP	600	1,047

			18,498

Total Italy (Cost $21,870)			23,475

JAPAN 4.1%
CORPORATE BONDS & NOTES 1.1%
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021		$700	676
2.327% (US0003M + 0.540%) due 08/04/2020 ~		2,600	2,606
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		230	229
3.455% due 03/02/2023		600	600
Mizuho Financial Group, Inc.
2.951% due 09/11/2022 ~		700	704
ORIX Corp.
3.250% due 12/04/2024		200	194
Sumitomo Mitsui Financial Group, Inc.
3.737% (US0003M + 1.680%) due 03/09/2021 ~		600	621

			5,630

SOVEREIGN ISSUES 3.0%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		1,200	1,149
Japan Bank for International Cooperation
2.000% due 11/04/2021		1,300	1,260
2.375% due 07/21/2022		300	293
2.375% due 11/16/2022		500	486
2.500% due 06/01/2022		300	294
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		2,100	2,047
2.625% due 04/20/2022		1,100	1,082
Japan Government International Bond
0.300% due 06/20/2046	JPY	620,000	5,216
0.500% due 09/20/2046		350,000	3,107
Tokyo Metropolitan Government
2.000% due 05/17/2021		$700	680
2.500% due 06/08/2022		600	587

			16,201

Total Japan (Cost $22,744)			21,831

JERSEY, CHANNEL ISLANDS 0.2%
CORPORATE BONDS & NOTES 0.2%
Aptiv PLC
3.150% due 11/19/2020		$1,100	1,098

Total Jersey, Channel Islands (Cost $1,122)			1,098

KUWAIT 0.7%
SOVEREIGN ISSUES 0.7%
Kuwait International Government Bond
2.750% due 03/20/2022		$900	883
3.500% due 03/20/2027		2,800	2,751

Total Kuwait (Cost $3,671)			3,634

LUXEMBOURG 0.6%
CORPORATE BONDS & NOTES 0.6%
Commerzbank Finance & Covered Bond S.A.
4.250% due 06/04/2018	EUR	1,650	2,046
Emerald Bay S.A.
0.000% due 10/08/2020 (e)		289	334
Gazprom Neft OAO Via GPN Capital S.A.
2.933% due 04/26/2018		100	123
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019		400	503

Total Luxembourg (Cost $2,656)			3,006

MULTINATIONAL 0.2%
CORPORATE BONDS & NOTES 0.2%
Preferred Term Securities Ltd.
2.578% (US0003M + 0.400%) due 06/23/2035 ~		$1,014	932

Total Multinational (Cost $744)			932

NETHERLANDS 2.5%
ASSET-BACKED SECURITIES 0.3%
Babson Euro CLO BV
1.300% due 04/15/2027	EUR	700	868
Chapel BV
0.031% (EUR003M + 0.360%) due 07/17/2066 ~		104	128
Penta CLO BV
0.790% (EUR003M + 0.790%) due 08/04/2028 ~		600	739

			1,735

CORPORATE BONDS & NOTES 2.2%
Bank Nederlandse Gemeenten NV
4.550% due 02/15/2019	CAD	1,800	1,431
Cooperatieve Rabobank UA
6.875% due 03/19/2020 (i)	EUR	700	971
ING Bank NV
2.625% due 12/05/2022		$3,600	3,532
4.125% due 11/21/2023 •		3,100	3,120
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021		500	477
Mylan NV
2.500% due 06/07/2019		200	198
NXP BV
4.125% due 06/01/2021		800	810
Petrobras Global Finance BV
8.375% due 12/10/2018		200	207
Schaeffler Finance BV
4.750% due 05/15/2023		500	504
Stichting AK Rabobank Certificaten
6.500% (h)	EUR	150	226
Teva Pharmaceutical Finance Netherlands BV
3.250% due 04/15/2022		300	371
Vonovia Finance BV
5.000% due 10/02/2023		$100	104

			11,951

Total Netherlands (Cost $13,493)			13,686

NORWAY 0.2%
CORPORATE BONDS & NOTES 0.2%
DNB Boligkreditt A/S
2.500% due 03/28/2022		$1,100	1,078

SOVEREIGN ISSUES 0.0%
Norway Government International Bond
3.750% due 05/25/2021	NOK	1,800	248

Total Norway (Cost $1,356)			1,326

POLAND 0.4%
SOVEREIGN ISSUES 0.4%
Poland Government International Bond
2.250% due 04/25/2022	PLN	6,600	1,940

Total Poland (Cost $1,646)			1,940

PORTUGAL 0.0%
CORPORATE BONDS & NOTES 0.0%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(c)	EUR	300	113

Total Portugal (Cost $339)			113

QATAR 0.1%
CORPORATE BONDS & NOTES 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.750% due 09/30/2019		$400	420

Total Qatar (Cost $424)			420

SAUDI ARABIA 1.1%
SOVEREIGN ISSUES 1.1%
Saudi Government International Bond
2.375% due 10/26/2021		$3,700	3,568
2.875% due 03/04/2023		1,000	964
3.250% due 10/26/2026		400	375
3.625% due 03/04/2028		900	856

Total Saudi Arabia (Cost $5,953)			5,763

SINGAPORE 0.2%
CORPORATE BONDS & NOTES 0.2%
BOC Aviation Ltd.
2.375% due 09/15/2021		$1,000	963
3.500% due 09/18/2027		300	279

Total Singapore (Cost $1,286)			1,242

SLOVENIA 0.9%
SOVEREIGN ISSUES 0.9%
Slovenia Government International Bond
4.125% due 02/18/2019		$3,000	3,040
4.750% due 05/10/2018		400	401
5.250% due 02/18/2024		1,419	1,572

Total Slovenia (Cost $4,942)			5,013

SOUTH KOREA 0.1%
CORPORATE BONDS & NOTES 0.1%
Kookmin Bank
2.125% due 10/21/2020		$400	390

Total South Korea (Cost $393)			390

SPAIN 3.1%
CORPORATE BONDS & NOTES 0.7%
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(h)(i)	EUR	400	534
Banco Santander S.A.
6.250% due 09/11/2021 •(h)(i)		200	272
Telefonica Emisiones S.A.U.
5.134% due 04/27/2020		$800	831
5.877% due 07/15/2019		2,000	2,075

			3,712

SOVEREIGN ISSUES 2.4%
Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	200	270
4.750% due 06/04/2018		500	620
4.900% due 09/15/2021		900	1,217
4.950% due 02/11/2020		870	1,149
Autonomous Community of Valencia
4.900% due 03/17/2020		600	804
Spain Government International Bond
0.250% due 04/30/2018		600	739
1.450% due 10/31/2027		2,700	3,432
2.150% due 10/31/2025		800	1,086
2.900% due 10/31/2046		2,300	3,272

			12,589

Total Spain (Cost $14,671)			16,301

SUPRANATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
European Investment Bank
0.500% due 06/21/2023	AUD	500	338
0.500% due 08/10/2023		400	270

Total Supranational (Cost $647)			608

SWEDEN 5.2%
CORPORATE BONDS & NOTES 5.2%
Danske Hypotek AB
1.000% due 12/21/2022	SEK	18,000	2,185
Lansforsakringar Hypotek AB
1.250% due 09/20/2023		24,600	3,003
2.250% due 09/21/2022		17,600	2,258
Nordea Hypotek AB
1.000% due 04/08/2022		38,900	4,757
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021		14,000	1,746
3.000% due 06/20/2018		1,500	181
Stadshypotek AB
1.500% due 12/15/2021		31,000	3,867
2.500% due 09/18/2019		1,000	125
2.500% due 04/05/2022		$300	295
4.500% due 09/21/2022	SEK	22,000	3,085
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022		25,000	3,082
2.000% due 06/17/2026		6,000	750
Swedbank Hypotek AB
1.000% due 09/15/2021		3,900	479
1.000% due 06/15/2022		16,800	2,051

Total Sweden (Cost $26,343)			27,864

SWITZERLAND 1.3%
CORPORATE BONDS & NOTES 1.2%
Credit Suisse AG
6.500% due 08/08/2023 (i)		$200	218
Credit Suisse Group AG
3.307% due 12/14/2023 ~		800	811
UBS AG
2.200% due 06/08/2020		900	883
2.486% due 12/01/2020 ~		1,200	1,201
2.627% (US0003M + 0.580%) due 06/08/2020 ~		1,400	1,406
4.750% due 05/22/2023 •(i)		2,000	2,005

			6,524

SOVEREIGN ISSUES 0.1%
Switzerland Government International Bond
3.500% due 04/08/2033	CHF	300	461

Total Switzerland (Cost $6,952)			6,985

TURKEY 0.0%
SOVEREIGN ISSUES 0.0%
Turkey Government International Bond
6.750% due 04/03/2018		$200	200

Total Turkey (Cost $200)			200

UNITED ARAB EMIRATES 0.4%
CORPORATE BONDS & NOTES 0.1%
First Abu Dhabi Bank PJSC
2.250% due 02/11/2020		$500	492

SOVEREIGN ISSUES 0.3%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		500	482
3.125% due 10/11/2027		900	852

			1,334

Total United Arab Emirates (Cost $1,890)			1,826

UNITED KINGDOM 8.9%
CORPORATE BONDS & NOTES 4.6%
Barclays Bank PLC
7.625% due 11/21/2022 (i)		$3,300	3,627
7.750% due 04/10/2023 •(i)		500	501
Barclays PLC
3.650% due 03/16/2025		600	579
3.921% (US0003M + 2.110%) due 08/10/2021 ~		600	626
6.500% due 09/15/2019 •(h)(i)	EUR	200	262
7.000% due 09/15/2019 •(h)(i)	GBP	200	294
BAT International Finance PLC
1.625% due 09/09/2019		$400	393
British Telecommunications PLC
2.350% due 02/14/2019		500	498
Co-operative Group Holdings Ltd
6.875% due 07/08/2020	GBP	400	613
Frontier Finance PLC
8.000% due 03/23/2022		1,500	2,156
HBOS PLC
6.750% due 05/21/2018		$1,100	1,106
HSBC Holdings PLC
6.250% due 03/23/2023 •(h)(i)		300	305
6.500% due 03/23/2028 •(h)(i)		300	306
Imperial Brands Finance PLC
2.950% due 07/21/2020		800	795
Lloyds Bank PLC
5.125% due 03/07/2025	GBP	700	1,199
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(h)(i)		1,200	1,767
7.875% due 06/27/2029 •(h)(i)		200	339
Nationwide Building Society
3.766% due 03/08/2024 •		$1,200	1,198
6.875% due 06/20/2019 •(h)(i)	GBP	300	439
10.250% ~(h)		1	211
RAC Bond Co. PLC
4.870% due 05/06/2046		300	439
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022		$600	576
Santander UK Group Holdings PLC
2.875% due 10/16/2020		1,700	1,686
2.875% due 08/05/2021		400	392
7.375% due 06/24/2022 •(h)(i)	GBP	200	306
Smiths Group PLC
7.200% due 05/15/2019		$600	627
Tesco PLC
5.125% due 04/10/2047	EUR	400	592
6.125% due 02/24/2022	GBP	300	475
Tesco Property Finance PLC
5.411% due 07/13/2044		195	309
7.623% due 07/13/2039		90	169
Virgin Media Secured Finance PLC
5.000% due 04/15/2027		500	694
Virgin Money PLC
2.250% due 04/21/2020		700	990

			24,469

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%
Business Mortgage Finance PLC
0.927% (BP0003M + 0.380%) due 02/15/2039 ~		136	190
2.547% (BP0003M + 2.000%) due 02/15/2041 ~		281	395
Eurohome UK Mortgages PLC
0.756% (BP0003M + 0.150%) due 06/15/2044 ~		444	608
Eurosail PLC
0.762% (BP0003M + 0.160%) due 06/10/2044 ~		21	30

1.554% (BP0003M + 0.950%) due 06/13/2045 ~	646	905
Mansard Mortgages PLC
1.256% (BP0003M + 0.650%) due 12/15/2049 ~	170	237
Newgate Funding PLC
0.739% (BP0003M + 0.160%) due 12/01/2050 ~	300	401
1.606% (BP0003M + 1.000%) due 12/15/2050 ~	285	395
Ripon Mortgages PLC
1.326% (BP0003M + 0.800%) due 08/20/2056 ~	1,649	2,328
RMAC Securities PLC
0.752% (BP0003M + 0.150%) due 06/12/2044 ~	501	686
Thrones PLC
1.397% (BP0003M + 0.850%) due 11/15/2049 ~	281	395
Towd Point Mortgage Funding PLC
1.753% (BP0003M + 1.200%) due 02/20/2054 ~	1,293	1,830

		8,400

SOVEREIGN ISSUES 2.7%
United Kingdom Gilt
3.250% due 01/22/2044 (k)	3,800	7,011
3.500% due 01/22/2045 (k)	600	1,160
4.250% due 12/07/2040 (k)	1,200	2,487
4.250% due 12/07/2046	1,600	3,527

		14,185

Total United Kingdom (Cost $44,662)		47,054

UNITED STATES 38.7%
ASSET-BACKED SECURITIES 5.1%
ACE Securities Corp. Home Equity Loan Trust
2.012% (US0001M + 0.140%) due 07/25/2036 ~	$1,520	1,268
Amortizing Residential Collateral Trust
2.452% (US0001M + 0.580%) due 07/25/2032 ~	1	1
2.572% (US0001M + 0.700%) due 10/25/2031 ~	1	1
Amresco Residential Securities Corp. Mortgage Loan Trust
2.812% (US0001M + 0.940%) due 06/25/2029 ~	1	1
Argent Mortgage Loan Trust
2.112% (LIBOR01M + 0.240%) due 05/25/2035 ~	2,071	1,973
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.252% (US0001M + 0.380%) due 02/25/2036 ~	650	512
Citigroup Mortgage Loan Trust
2.032% (US0001M + 0.160%) due 12/25/2036 ~	621	411
2.132% (US0001M + 0.260%) due 03/25/2036 ~	696	599
Citigroup Mortgage Loan Trust, Inc.
2.132% (US0001M + 0.260%) due 06/25/2037 ~	2,700	2,565
Countrywide Asset-Backed Certificates
2.002% (US0001M + 0.130%) due 12/25/2036 ^~	450	422
2.012% (US0001M + 0.140%) due 06/25/2035 ~	440	394
2.012% (US0001M + 0.140%) due 03/25/2037 ~	2,122	1,800
2.012% (US0001M + 0.140%) due 06/25/2037 ~	573	522
2.012% (US0001M + 0.140%) due 06/25/2047 ^~	458	421
2.012% (US0001M + 0.140%) due 06/25/2047 ~	1,396	1,316
2.022% (US0001M + 0.150%) due 04/25/2047 ~	462	450
2.162% (US0001M + 0.290%) due 07/25/2036 ~	504	495
4.826% due 08/25/2035 ^~	646	588
Countrywide Asset-Backed Certificates Trust
3.222% (US0001M + 1.350%) due 04/25/2035 ~	1,000	1,015
Credit Suisse First Boston Mortgage Securities Corp.
2.492% (US0001M + 0.620%) due 01/25/2032 ~	1	1
GSAMP Trust
2.517% (US0001M + 0.645%) due 11/25/2035 ^~	1,365	1,009
Home Equity Mortgage Loan Asset-Backed Trust
2.112% (US0001M + 0.240%) due 04/25/2037 ~	638	485
HSI Asset Securitization Corp. Trust
2.132% (US0001M + 0.260%) due 04/25/2037 ~	857	520
Long Beach Mortgage Loan Trust
2.432% (US0001M + 0.560%) due 10/25/2034 ~	12	12
Morgan Stanley ABS Capital, Inc. Trust
2.002% (US0001M + 0.130%) due 10/25/2036 ~	170	158
Morgan Stanley Home Equity Loan Trust
1.972% (US0001M + 0.100%) due 12/25/2036 ~	1,106	678
2.102% (US0001M + 0.230%) due 04/25/2037 ~	919	615
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^	177	85
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.162% (US0001M + 0.290%) due 03/25/2036 ~	700	681
NovaStar Mortgage Funding Trust
2.002% (US0001M + 0.130%) due 03/25/2037 ~	820	631
Renaissance Home Equity Loan Trust
4.422% (US0001M + 2.550%) due 12/25/2032 ~	439	428
5.294% due 01/25/2037	647	362
5.675% due 06/25/2037 ^	1,053	503
5.731% due 11/25/2036	1,026	612

Residential Asset Mortgage Products Trust
2.092% (LIBOR01M + 0.220%) due 12/25/2035 ~		473	420
2.102% (LIBOR01M + 0.230%) due 12/25/2035 ~		1,080	862
Residential Asset Securities Corp. Trust
2.122% (US0001M + 0.250%) due 11/25/2036 ~		2,044	1,596
Saxon Asset Securities Trust
3.622% (US0001M + 1.750%) due 12/25/2037 ~		430	401
3.672% (US0001M + 1.800%) due 05/25/2031 ~		647	585
Soundview Home Loan Trust
2.022% (US0001M + 0.150%) due 06/25/2037 ~		95	70
Structured Asset Investment Loan Trust
2.002% (US0001M + 0.130%) due 07/25/2036 ~		541	440
2.182% (US0001M + 0.310%) due 01/25/2036 ~		1,600	1,487
Terwin Mortgage Trust
2.812% (US0001M + 0.940%) due 11/25/2033 ~		25	25

			27,420

CORPORATE BONDS & NOTES 14.8%
AIG Global Funding
2.788% (US0003M + 0.480%) due 07/02/2020 ~		1,000	1,001
Allergan Sales LLC
5.000% due 12/15/2021		600	627
Ally Financial, Inc.
3.600% due 05/21/2018		1,600	1,602
8.000% due 11/01/2031		200	245
American Honda Finance Corp.
2.137% due 11/05/2021 ~		300	300
American Tower Corp.
3.450% due 09/15/2021		500	501
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		1,100	1,092
3.300% due 02/01/2023		500	501
AT&T, Inc.
1.800% due 09/05/2026	EUR	1,000	1,253
2.672% (US0003M + 0.950%) due 07/15/2021 ~	$	1,400	1,415
3.400% due 08/14/2024		2,200	2,213
Bank of America Corp.
5.875% due 03/15/2028 •(h)		700	705
6.875% due 04/25/2018		800	802
BAT Capital Corp.
2.423% due 08/14/2020 ~		400	401
3.222% due 08/15/2024		200	193
3.557% due 08/15/2027		700	671
Boston Scientific Corp.
2.850% due 05/15/2020		1,100	1,093
Brandywine Operating Partnership LP
3.950% due 11/15/2027		500	486
Campbell Soup Co.
3.300% due 03/15/2021		200	201
3.650% due 03/15/2023		800	802
Cardinal Health, Inc.
1.948% due 06/14/2019		1,300	1,286
Cboe Global Markets, Inc.
1.950% due 06/28/2019		500	494
CenterPoint Energy Resources Corp.
3.550% due 04/01/2023		200	201
Charter Communications Operating LLC
3.750% due 02/15/2028		900	828
4.464% due 07/23/2022		600	614
6.384% due 10/23/2035		500	559
CIT Group, Inc.
3.875% due 02/19/2019		600	604
Citigroup, Inc.
2.050% due 06/07/2019		200	198
2.965% (US0003M + 0.930%) due 06/07/2019 ~		600	604
Citizens Bank N.A.
2.514% (US0003M + 0.570%) due 05/26/2020 ~		1,100	1,103
Cleveland Electric Illuminating Co.
8.875% due 11/15/2018		1,100	1,140
Conagra Brands, Inc.
2.204% due 10/09/2020 ~		900	901
Continental Resources, Inc.
4.375% due 01/15/2028		200	195
Crown Castle Towers LLC
4.883% due 08/15/2040		1,100	1,139
CVS Health Corp.
3.350% due 03/09/2021		200	201
3.700% due 03/09/2023		400	402
4.100% due 03/25/2025		300	302
4.300% due 03/25/2028		400	403
5.050% due 03/25/2048		100	105
D.R. Horton, Inc.
3.750% due 03/01/2019		1,000	1,005
4.000% due 02/15/2020		1,200	1,221

Daimler Finance North America LLC
2.250% due 03/02/2020		400	394
Dell International LLC
3.480% due 06/01/2019		1,400	1,407
Delta Air Lines, Inc.
2.875% due 03/13/2020		1,400	1,391
DISH DBS Corp.
5.125% due 05/01/2020		600	602
eBay, Inc.
2.150% due 06/05/2020		900	884
EQT Corp.
2.500% due 10/01/2020		500	489
3.000% due 10/01/2022		400	389
Equinix, Inc.
2.875% due 03/15/2024	EUR	200	245
ERAC USA Finance LLC
2.600% due 12/01/2021		$1,000	975
Fidelity National Information Services, Inc.
0.400% due 01/15/2021	EUR	200	247
1.700% due 06/30/2022	GBP	200	278
Ford Motor Credit Co. LLC
1.897% due 08/12/2019		$1,800	1,772
2.704% (US0003M + 1.000%) due 01/09/2020 ~		700	706
2.943% due 01/08/2019		500	500
GATX Corp.
2.500% due 03/15/2019		700	697
2.507% due 11/05/2021 ~		300	302
General Motors Financial Co., Inc.
3.100% due 01/15/2019		1,100	1,101
Georgia-Pacific LLC
3.163% due 11/15/2021		400	400
Goldman Sachs Group, Inc.
2.904% (US0003M + 1.160%) due 04/23/2020 ~		400	406
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		600	577
Harris Corp.
2.247% due 04/30/2020 ~		600	600
International Lease Finance Corp.
8.250% due 12/15/2020		500	558
Kilroy Realty LP
3.450% due 12/15/2024		100	97
Kinder Morgan, Inc.
5.000% due 02/15/2021		400	416
KLA-Tencor Corp.
4.125% due 11/01/2021		400	412
Kraft Heinz Foods Co.
2.381% due 02/10/2021 ~		900	898
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^(c)		200	8
MetLife, Inc.
6.817% due 08/15/2018		1,100	1,116
MPLX LP
4.000% due 03/15/2028		300	296
MUFG Americas Holdings Corp.
3.000% due 02/10/2025		700	675
Nasdaq, Inc.
2.638% due 03/22/2019 ~		2,200	2,203
Navient Corp.
4.875% due 06/17/2019		600	606
5.500% due 01/15/2019		1,700	1,723
8.000% due 03/25/2020		300	320
8.450% due 06/15/2018		160	162
Newmont Mining Corp.
5.125% due 10/01/2019		800	823
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~		1,100	1,100
Nissan Motor Acceptance Corp.
2.985% due 09/28/2022 ~		1,000	1,002
Northwell Healthcare, Inc.
4.260% due 11/01/2047		400	395
Penske Truck Leasing Co. LP
3.950% due 03/10/2025		1,400	1,404
Protective Life Global Funding
2.262% due 04/08/2020		2,200	2,164
Public Service Enterprise Group, Inc.
2.000% due 11/15/2021		400	382
QVC, Inc.
3.125% due 04/01/2019		800	800
RELX Capital, Inc.
8.625% due 01/15/2019		300	313
Rockwell Collins, Inc.
2.800% due 03/15/2022		900	878
Sempra Energy
2.575% due 03/15/2021 ~		800	803
SES Global Americas Holdings GP
2.500% due 03/25/2019		600	596

SL Green Operating Partnership LP
3.250% due 10/15/2022		500	488
SLM Student Loan Trust
1.154% (BP0003M + 0.550%) due 03/15/2038 ~	GBP	693	955
Southern Power Co.
2.752% due 12/20/2020 ~	$	600	601
Spectra Energy Partners LP
2.725% (US0003M + 0.700%) due 06/05/2020 ~		100	101
Springleaf Finance Corp.
5.250% due 12/15/2019		300	307
6.000% due 06/01/2020		400	415
Sprint Spectrum Co. LLC
4.738% due 09/20/2029		300	302
Textron, Inc.
2.361% due 11/10/2020 ~		700	700
Time Warner Cable LLC
5.000% due 02/01/2020		300	308
8.250% due 04/01/2019		400	420
UDR, Inc.
4.625% due 01/10/2022		200	208
Verizon Communications, Inc.
2.454% (US0003M + 0.550%) due 05/22/2020 ~		1,000	1,005
4.125% due 03/16/2027		900	913
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019		2,100	2,087
2.450% due 11/20/2019		1,100	1,089
Wells Fargo & Co.
2.851% (US0003M + 1.110%) due 01/24/2023 ~		1,000	1,014
3.002% (US0003M + 1.230%) due 10/31/2023 ~		1,500	1,523
WestRock Co.
3.750% due 03/15/2025		300	300
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		300	297
3.150% due 04/01/2022		2,100	2,071

			79,225

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
CenturyLink, Inc.
4.627% (LIBOR03M + 2.750%) due 01/31/2025 ~		499	492
Charter Communications Operating LLC
3.880% (LIBOR03M + 2.000%) due 04/30/2025 ~		590	592

			1,084

MUNICIPAL BONDS & NOTES 0.0%
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043		100	145

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%
American Home Mortgage Investment Trust
3.668% (US0006M + 1.500%) due 09/25/2045 ~		28	28
Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^		543	512
Banc of America Mortgage Trust
3.691% due 02/25/2036 ^~		63	59
Bear Stearns Adjustable Rate Mortgage Trust
3.369% due 08/25/2033 ~		2	2
Bear Stearns ALT-A Trust
2.032% (US0001M + 0.160%) due 02/25/2034 ~		48	45
3.523% due 11/25/2035 ^~		31	27
3.589% due 09/25/2035 ~		30	27
3.766% due 03/25/2036 ^~		142	123
3.860% due 08/25/2036 ^~		43	34
Bear Stearns Structured Products, Inc. Trust
3.319% due 12/26/2046 ~		30	27
Chase Mortgage Finance Trust
3.160% due 07/25/2037 ~		58	54
Citigroup Mortgage Loan Trust, Inc.
3.410% (H15T1Y + 2.100%) due 09/25/2035 ~		5	5
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
3.407% due 09/25/2035 ^~		349	323
Countrywide Alternative Loan Trust
2.032% (US0001M + 0.210%) due 03/20/2046 ~		68	58
2.152% (US0001M + 0.280%) due 02/25/2037 ~		55	50
2.283% (12MTA + 1.000%) due 12/25/2035 ~		60	56
2.455% (12MTA + 1.500%) due 11/25/2035 ~		13	13
5.250% due 06/25/2035 ^		9	9
Countrywide Home Loan Mortgage Pass-Through Trust
2.332% (US0001M + 0.460%) due 05/25/2035 ~		26	24
2.512% (US0001M + 0.640%) due 03/25/2035 ~		51	46
2.532% (US0001M + 0.660%) due 02/25/2035 ~		6	6
3.412% due 08/25/2034 ^~		17	16
3.491% due 11/25/2034 ~		8	8
5.500% due 01/25/2035		367	372

Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	1	1
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.500% due 08/25/2036	1,744	1,687
5.863% due 02/25/2037 ^~	194	87
DBUBS Mortgage Trust
0.306% due 11/10/2046 ~(a)	400	3
0.723% due 11/10/2046 ~(a)	277	4
Deutsche ALT-A Securities, Inc.
2.622% (US0001M + 0.750%) due 10/25/2047 ~	995	878
GSR Mortgage Loan Trust
2.202% (US0001M + 0.330%) due 12/25/2034 ~	51	49
3.658% due 01/25/2036 ^~	55	54
3.785% due 04/25/2035 ~	250	253
IndyMac Mortgage Loan Trust
2.082% (US0001M + 0.210%) due 05/25/2046 ~	538	517
2.112% (US0001M + 0.240%) due 07/25/2035 ~	24	23
JPMorgan Mortgage Trust
3.161% due 07/27/2037 ~	98	96
3.521% due 02/25/2036 ^~	31	28
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.217% (US0001M + 0.440%) due 12/15/2030 ~	6	5
Merrill Lynch Mortgage Investors Trust
2.911% (US0006M + 1.250%) due 10/25/2035 ~	8	8
Morgan Stanley Bank of America Merrill Lynch Trust
1.003% due 12/15/2048 ~(a)	959	37
Morgan Stanley Mortgage Loan Trust
3.304% due 06/25/2036 ~	39	40
Residential Accredit Loans, Inc. Trust
2.022% (US0001M + 0.150%) due 02/25/2047 ~	34	22
2.052% (US0001M + 0.180%) due 06/25/2046 ~	301	133
2.082% (US0001M + 0.210%) due 04/25/2046 ~	507	255
Structured Adjustable Rate Mortgage Loan Trust
3.813% due 04/25/2034 ~	5	5
Structured Asset Mortgage Investments Trust
2.082% (US0001M + 0.210%) due 05/25/2036 ~	13	11
2.092% (US0001M + 0.220%) due 05/25/2036 ~	95	87
2.092% (US0001M + 0.220%) due 09/25/2047 ~	137	130
2.332% (US0001M + 0.460%) due 05/25/2045 ~	22	21
2.388% (US0001M + 0.580%) due 07/19/2034 ~	2	2
2.468% (US0001M + 0.660%) due 09/19/2032 ~	2	2
2.508% (US0001M + 0.700%) due 03/19/2034 ~	5	4
2.783% (12MTA + 1.500%) due 08/25/2047 ^~	41	39
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	189	16
Thornburg Mortgage Securities Trust
3.927% (LIBOR12M + 1.250%) due 06/25/2047 ^~	14	13
3.927% (LIBOR01M + 1.250%) due 06/25/2047 ^~	25	23
3.927% (LIBOR01M + 1.250%) due 06/25/2047 ~	8	7
Wachovia Mortgage Loan Trust LLC
3.683% due 10/20/2035 ^~	117	118
WaMu Mortgage Pass-Through Certificates Trust
2.027% (COF 11 + 1.250%) due 02/27/2034 ~	4	4
2.182% (US0001M + 0.310%) due 01/25/2045 ~	107	106
2.263% (12MTA + 0.980%) due 06/25/2046 ~	42	43
2.283% (12MTA + 1.000%) due 02/25/2046 ~	96	95
3.067% due 12/25/2036 ^~	226	205
3.226% due 04/25/2035 ~	44	44
3.456% due 03/25/2033 ~	10	10
3.644% due 03/25/2035 ~	55	56
Washington Mutual Mortgage Pass-Through Certificates Trust
2.223% (12MTA + 0.940%) due 07/25/2046 ^~	26	19
Wells Fargo Mortgage-Backed Securities Trust
3.495% due 07/25/2036 ^~	40	40
3.685% due 04/25/2036 ~	4	4
3.759% due 03/25/2036 ^~	152	147
3.873% due 03/25/2035 ~	68	69

		7,424

U.S. GOVERNMENT AGENCIES 13.0%
Fannie Mae
1.971% (US0001M + 0.350%) due 09/25/2042 ~	17	17
1.992% (LIBOR01M + 0.120%) due 03/25/2034 ~	4	4
2.022% (LIBOR01M + 0.150%) due 08/25/2034 ~	2	2
2.272% (LIBOR01M + 0.400%) due 06/25/2036 ~	29	30
2.401% (12MTA + 1.200%) due 10/01/2044 ~	15	16
2.672% (LIBOR01M + 0.800%) due 12/25/2039 ~	240	244
3.122% (US0012M + 1.375%) due 12/01/2034 ~	4	4
3.465% due 05/25/2035 ~	10	11
3.500% due 11/01/2021	89	90
3.551% (H15T1Y + 2.360%) due 11/01/2034 ~	28	30
6.000% due 07/25/2044	10	11
Fannie Mae, TBA
3.500% due 04/01/2048 - 05/01/2048	44,000	44,031
4.000% due 05/01/2048	17,800	18,228

Freddie Mac
1.443% due 01/15/2038 ~(a)		498	26
1.925% (LIBOR01M + 0.350%) due 01/15/2038 ~		498	499
2.277% (LIBOR01M + 0.500%) due 12/15/2032 ~		6	6
2.377% (LIBOR01M + 0.600%) due 12/15/2037 ~		11	11
2.401% (12MTA + 1.200%) due 10/25/2044 ~		43	44
3.439% (H15T1Y + 2.275%) due 02/01/2029 ~		2	2
3.475% (US0012M + 1.725%) due 04/01/2035 ~		64	67
3.500% (US0012M + 1.625%) due 03/01/2035 ~		5	5
Ginnie Mae
0.000% (US0001M + 0.850%) due 11/20/2066 ~		679	691
2.375% (US0001M + 0.800%) due 05/20/2066 - 06/20/2066 ~		4,120	4,174
2.625% (H15T1Y + 1.500%) due 04/20/2028 - 06/20/2030 ~		3	3
NCUA Guaranteed Notes
2.181% (LIBOR01M + 0.470%) due 11/05/2020 ~		752	756
2.181% (LIBOR01M + 0.560%) due 12/08/2020 ~		216	217

			69,219

U.S. TREASURY OBLIGATIONS 4.2%
U.S. Treasury Inflation Protected Securities (g)
0.125% due 01/15/2022 (o)		110	108
0.125% due 04/15/2022 (m)(o)		2,242	2,210
0.125% due 07/15/2022 (m)(o)		1,401	1,387
0.125% due 01/15/2023 (m)(o)		2,470	2,428
0.125% due 07/15/2024 (m)(o)		157	153
0.375% due 07/15/2025 (m)(o)		8,675	8,562
0.500% due 01/15/2028 (k)		6,934	6,805
0.625% due 01/15/2026 (o)		52	52
2.000% due 01/15/2026 (o)		125	138
2.500% due 01/15/2029 (o)		462	547
U.S. Treasury Notes
2.250% due 11/15/2025 (o)		100	97

			22,487

Total United States (Cost $204,021)			207,004

SHORT-TERM INSTRUMENTS 17.9%
COMMERCIAL PAPER 1.8%
Bank of Montreal
1.474% due 04/12/2018	CAD	400	310
1.479% due 04/02/2018		300	233
1.489% due 04/04/2018		800	621
1.492% due 04/05/2018		200	155
1.501% due 04/18/2018		200	155
1.504% due 04/02/2018		1,000	776
Bank of Nova Scotia
1.487% due 04/06/2018		400	310
1.488% due 04/05/2018		400	310
1.504% due 04/02/2018		1,700	1,319
1.516% due 04/09/2018		400	310
Canadian Imperial Bank of Commerce
1.487% due 04/12/2018		300	233
1.488% due 04/16/2018		400	310
1.489% due 04/16/2018		400	310
HSBC Bank Canada
1.501% due 04/09/2018		200	155
1.505% due 04/06/2018		200	155
1.512% due 04/13/2018		100	78
1.514% due 04/04/2018		700	543
1.514% due 04/05/2018		700	543
1.514% due 04/12/2018		100	78
1.514% due 04/18/2018		200	155
1.516% due 04/11/2018		200	155
National Bank of Canada
1.474% due 04/13/2018		100	78
1.474% due 04/18/2018		200	155
1.474% due 04/19/2018		200	155
Royal Bank of Canada
1.486% due 04/20/2018		100	78
1.488% due 04/09/2018		400	310
1.488% due 04/18/2018		100	78
1.492% due 04/02/2018		200	155
1.497% due 04/09/2018		300	233
1.501% due 04/04/2018		100	78
1.501% due 04/16/2018		400	310
1.502% due 04/03/2018		100	78
Toronto Dominion Bank
1.486% due 04/20/2018		100	78
1.507% due 04/02/2018		400	310
Toronto-Dominion Bank
1.501% due 04/06/2018		100	78

			9,388

REPURCHASE AGREEMENTS (j) 0.1%			269

SHORT-TERM NOTES 0.0%
Letras del Banco Central de la Republica Argentina
26.200% due 05/16/2018	ARS	1,500	72

ARGENTINA TREASURY BILLS 0.5%
22.143% due 04/13/2018 - 12/14/2018 (d)(e)		14,700	2,730

ITALY TREASURY BILLS 3.0%
(0.426)% due 04/30/2018 (d)(e)	EUR	13,100	16,126

JAPAN TREASURY BILLS 11.6%
(0.195)% due 04/05/2018 - 06/11/2018 (d)(e)	JPY	6,570,000	61,755

U.K. TREASURY BILLS 0.2%
0.240% due 04/20/2018 (e)(f)	GBP	600	842

U.S. TREASURY BILLS 0.7%
1.430% due 04/19/2018 - 04/26/2018 (d)(e)(m)(o)		$3,705	3,702

Total Short-Term Instruments (Cost $92,936)			94,884

Total Investments in Securities (Cost $583,085)			600,763

		SHARES
INVESTMENTS IN AFFILIATES 2.0%
SHORT-TERM INSTRUMENTS 2.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.0%
PIMCO Short Asset Portfolio		1,082,213	10,824
PIMCO Short-Term Floating NAV Portfolio III		11,775	117

Total Short-Term Instruments (Cost $10,960)			10,941

Total Investments in Affiliates (Cost $10,960)			10,941

Total Investments 114.6% (Cost $594,045)			$611,704
Financial Derivative Instruments (l)(n) (0.6)% (Cost or Premiums, net $5,445)			(3,174)
Other Assets and Liabilities, net (14.0)%			(74,616)

Net Assets 100.0%			$533,914

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	When-issued security.

(c)	Security is not accruing income as of the date of this report.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Contingent convertible security.

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.250%	03/29/2018	04/02/2018	$269	U.S. Treasury Notes 2.000% due 04/30/2024	$(276)	$269	$269

Total Repurchase Agreements						$(276)	$269	$269

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BOS	1.700%	03/21/2018	04/16/2018	$	(488)	$(488)
GRE	2.050	03/29/2018	04/05/2018		(1,478)	(1,478)
IND	0.550	03/15/2018	05/02/2018	GBP	(4,403)	(6,180)
MEI	(0.460)	01/18/2018	04/19/2018	EUR	(8,981)	(11,040)

Total Reverse Repurchase Agreements						$(19,186)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	1.950%	03/27/2018	04/10/2018	$(1,965)	$(1,964)

Total Sale-Buyback Transactions					$(1,964)

(k)	Securities with an aggregate market value of $21,734 have been pledged as collateral under the terms of master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended March 31, 2018 was $(22,339) at a weighted average interest rate of 0.111%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Payable for sale-buyback transactions includes $(1) of deferred price drop.

(l)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	258		$62,704	$(3)	$0	$(3)
90-Day Eurodollar March Futures	03/2019	517		125,902	(39)	0	(20)
90-Day Eurodollar September Futures	09/2018	369		90,059	(28)	0	(9)
Australia Government 3-Year Note June Futures	06/2018	30	AUD	2,562	(2)	4	(2)
Australia Government 10-Year Bond June Futures	06/2018	59		5,874	(5)	30	(5)
Canada Government 10-Year Bond June Futures	06/2018	43	CAD	4,448	19	19	0
Euro-Bobl June Futures	06/2018	288	EUR	46,511	38	38	0
Euro-BTP Italy Government Bond June Futures	06/2018	29		4,952	39	39	0
Euro-Bund 10-Year Bond June Futures	06/2018	32		6,277	8	8	0
Euro-Buxl 30-Year Bond June Futures	06/2018	18		3,663	(6)	1	(7)
Euro-Schatz June Futures	06/2018	349		48,085	4	4	0
Japan Government 10-Year Bond June Futures	06/2018	31	JPY	43,925	(23)	7	(26)
U.S. Treasury 5-Year Note June Futures	06/2018	34		$3,892	3	4	0
U.S. Treasury 10-Year Note June Futures	06/2018	62		7,511	15	14	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	162		25,996	263	187	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2018	563	GBP	97,670	10	20	(10)
United Kingdom Long Gilt June Futures	06/2018	29		4,997	28	28	0

					$321	$403	$(82)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	258		$(62,671)	$(16)	$0	$(3)
90-Day Eurodollar March Futures	03/2020	517		(125,637)	(7)	6	0
90-Day Eurodollar September Futures	09/2019	369		(89,736)	9	5	0
Call Options Strike @ EUR 160.000 on Euro-Bobl 10-Year Bond June 2018 Futures	05/2018	32	EUR	(24)	(1)	0	(1)
Euro-OAT France Government 10-Year Bond June Futures	06/2018	14		(2,663)	(5)	0	(5)
Put Options Strike @ EUR 129.500 on Euro-Bobl June 2018 Futures	05/2018	146		(4)	3	3	0
Put Options Strike @ EUR 156.500 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	32		(6)	2	2	0
U.S. Treasury 2-Year Note June Futures	06/2018	25		$(5,315)	1	0	(1)
U.S. Treasury 30-Year Bond June Futures	06/2018	55		(8,064)	(55)	0	(41)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2019	563	GBP	(97,413)	(49)	10	(59)

					$(118)	$26	$(110)

Total Futures Contracts					$203	$429	$(192)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Variation Margin (6)
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Altria Group, Inc.	(1.000)%	Quarterly	12/20/2020	0.162%	$	700	$(16)	$0	$(16)	$0	$0
BASF SE	(1.000)	Quarterly	12/20/2020	0.138	EUR	200	(6)	0	(6)	0	0
Bayer AG	(1.000)	Quarterly	12/20/2020	0.190		300	(8)	0	(8)	0	0
Koninklijke DSM NV	(1.000)	Quarterly	12/20/2020	0.159		600	(17)	0	(17)	1	0
Navient Corp.	(5.000)	Quarterly	03/20/2019	0.396	$	1,100	(49)	(2)	(51)	0	(1)
Pfizer, Inc.	(1.000)	Quarterly	12/20/2020	0.178		700	(16)	0	(16)	0	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.185		700	(15)	0	(15)	0	0
Telia Co. AB	(1.000)	Quarterly	12/20/2020	0.206	EUR	200	(5)	(1)	(6)	0	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.343		200	(5)	0	(5)	0	0
UnitedHealth Group, Inc.	(1.000)	Quarterly	12/20/2020	0.200	$	300	(7)	1	(6)	0	0

							$(144)	$(2)	$(146)	$1	$(1)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Variation Margin (6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2022	0.569%		$700	$14	$0	$14	$0	$0
Daimler AG	1.000	Quarterly	12/20/2020	0.311	EUR	200	5	0	5	0	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.691		500	18	(3)	15	0	(2)
Telecom Italia SpA	1.000	Quarterly	06/20/2024	1.728		300	(15)	(1)	(16)	0	(1)
Tesco PLC	1.000	Quarterly	06/20/2022	0.993		800	0	1	1	0	0

							$22	$(3)	$19	$0	$(3)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin (6)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022		$3,900	$(238)	$(21)	$(259)	$0	$(16)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022		43,544	(767)	(48)	(815)	0	(35)
CDX.IG-29 5-Year Index	(1.000)	Quarterly	12/20/2022		41,000	(728)	(47)	(775)	0	(36)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	53,300	(1,532)	(77)	(1,609)	0	(59)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		35,200	(955)	(57)	(1,012)	0	(45)

						$(4,220)	$(250)	$(4,470)	$0	$(191)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Variation Margin (6)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.EM-29 5-Year Index	1.000%	Quarterly	06/20/2023	$300	$(6)	$1	$(5)	$1	$0

Interest Rate Swaps

										Variation Margin (6)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive (7)	1-Day USD-Federal Funds Rate Compounded-OIS	1.724%	Annual	09/19/2018		$62,300	$21	$3	$24	$3	$0
Pay	3-Month CAD-Bank Bill	1.400	Semi-Annual	09/13/2019	CAD	58,800	(459)	12	(447)	18	0
Receive	3-Month CAD-Bank Bill	1.850	Semi-Annual	09/15/2027		8,100	355	4	359	0	(8)
Pay	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046		600	(86)	1	(85)	1	0
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	1,400	(24)	2	(22)	2	0
Pay (7)	3-Month NZD-BBR	2.500	Semi-Annual	02/14/2020	NZD	79,000	99	0	99	0	(1)
Pay	3-Month USD-LIBOR	1.945	Semi-Annual	09/19/2018		$62,300	0	(56)	(56)	0	(3)
Pay (7)	3-Month USD-LIBOR	1.750	Semi-Annual	04/01/2019		236,400	(836)	(8)	(844)	0	(9)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		25,300	220	(120)	100	5	0
Pay (7)	3-Month USD-LIBOR	0.000	Quarterly	03/02/2020		33,900	0	1	1	3	0
Receive (7)	3-Month USD-LIBOR	2.000	Semi-Annual	04/01/2020		236,400	927	(25)	902	0	(25)
Receive (7)	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		63,700	1,091	(4)	1,087	0	(4)
Pay	3-Month USD-LIBOR	2.071	Quarterly	06/12/2022		9,000	0	15	15	1	0
Pay	3-Month USD-LIBOR	2.178	Quarterly	06/19/2022		19,800	2	27	29	2	0
Receive (7)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		14,100	120	(5)	115	0	(5)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		11,700	609	(57)	552	0	(7)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		15,200	1,224	(88)	1,136	0	(24)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		1,700	48	(14)	34	0	(3)
Receive (7)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		30,700	1,534	(66)	1,468	0	(66)
Receive (7)	3-Month USD-LIBOR	2.098	Semi-Annual	07/01/2041		17,200	421	(14)	407	0	(14)
Receive	3-Month USD-LIBOR	1.768	Semi-Annual	12/15/2046		300	67	(3)	64	0	(1)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		1,500	200	(17)	183	0	(8)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		20,600	636	(267)	369	0	(122)
Receive (7)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		100	8	0	8	0	(1)
Receive (7)	3-Month USD-LIBOR	2.953	Semi-Annual	11/12/2049		800	(5)	(5)	(10)	0	(5)
Receive (7)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		2,900	(20)	(18)	(38)	0	(19)
Pay (7)	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	124,600	60	(25)	35	0	(25)
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027		15,000	84	(5)	79	0	(5)
Pay (7)	6-Month EUR-EURIBOR	0.000	Annual	06/20/2020	EUR	12,700	34	0	34	0	0
Pay (7)	6-Month EUR-EURIBOR	0.500	Annual	06/20/2023		12,900	57	0	57	0	0
Pay (7)	6-Month EUR-EURIBOR	0.500	Annual	09/19/2023		58,500	(12)	13	1	12	0
Pay (7)	6-Month EUR-EURIBOR	1.000	Annual	06/20/2028		1,100	(2)	0	(2)	0	0
Pay (7)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028		25,700	562	(1)	561	0	(1)
Receive (7)	6-Month EUR-EURIBOR	1.500	Annual	09/19/2048		5,400	1	27	28	27	0
Pay (7)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	44,900	(65)	(5)	(70)	0	(5)
Pay (7)	6-Month GBP-LIBOR	1.250	Annual	12/19/2019		37,900	40	(4)	36	0	(4)
Receive (7)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		44,900	209	3	212	3	0
Pay (7)	6-Month GBP-LIBOR	1.250	Semi-Annual	09/19/2020		17,400	0	(6)	(6)	0	(6)
Receive (7)	6-Month GBP-LIBOR	1.500	Annual	12/18/2020		37,900	(68)	5	(63)	5	0
Receive (7)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023		1,900	(10)	0	(10)	0	0
Receive (7)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		11,700	69	6	75	6	0
Pay (7)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		100	8	0	8	0	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	02/16/2028	JPY	240,000	(15)	0	(15)	1	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		610,000	(5)	1	(4)	2	0
Receive (7)	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		30,000	(2)	0	(2)	0	0
Receive (7)	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		860,000	(74)	3	(71)	3	0
Pay	6-Month JPY-LIBOR	1.500	Semi-Annual	06/19/2033		2,340,000	3,260	100	3,360	10	0
Pay	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		150,000	157	6	163	1	0
Pay	28-Day MXN-TIIE	7.278	Lunar	03/22/2022	MXN	21,800	(18)	13	(5)	2	0
Pay	28-Day MXN-TIIE	7.317	Lunar	03/23/2022		18,100	(13)	10	(3)	2	0
Pay	28-Day MXN-TIIE	5.825	Lunar	01/12/2023		27,400	(123)	24	(99)	3	0

							$10,286	$(537)	$9,749	$112	$(371)

Total Swap Agreements							$5,938	$(791)	$5,147	$114	$(566)

(m)	Securities with an aggregate market value of $7,456 and cash of $660 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Unsettled variation margin asset of $245 and liability of $(229) for closed swap agreements is outstanding at period end.
(7)	This instrument has a forward starting effective date.

(n) Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2018	DKK	112,686		$18,063	$0	$(536)
	04/2018	JPY	70,000		661	3	0
	04/2018	NOK	28,650		3,723	68	0
	04/2018	SEK	5,025		619	18	0
	04/2018		$4,249	AUD	5,397	0	(104)
	04/2018		251	RUB	14,654	5	0
	04/2018		3,518	SEK	28,820	0	(67)
	05/2018	ARS	12		$1	0	0
	05/2018	SEK	28,820		3,526	67	0
	05/2018		$3,726	NOK	28,650	0	(68)
	06/2018		1,172	IDR	16,227,739	3	0
	08/2018		355	AUD	453	0	(7)
BPS	04/2018	BRL	6,664		$2,046	27	0
	04/2018	DKK	100,800		15,016	0	(1,622)
	04/2018	JPY	590,000		5,330	0	(221)
	04/2018		$2,005	BRL	6,664	14	0
	04/2018		1,198	KRW	1,280,561	8	0
	05/2018	JPY	60,000		$563	0	(2)
	05/2018		$2,040	BRL	6,664	0	(26)
	05/2018		1,867	MXN	34,447	18	0
	06/2018	JPY	370,000		$3,491	0	0
	06/2018		$15	ARS	306	0	(1)
	08/2018		239	AUD	306	0	(4)
BRC	04/2018	GBP	600		$840	0	(3)
CBK	04/2018	CAD	400		306	0	(4)
	04/2018	CHF	507		537	7	0
	04/2018	DKK	28,287		4,497	0	(172)
	04/2018	EUR	2,090		2,577	5	0
	04/2018	GBP	17,224		24,225	59	0
	04/2018	JPY	490,000		4,637	30	0
	04/2018		$8,514	EUR	6,903	0	(21)
	04/2018		4,333	NOK	33,815	0	(19)
	04/2018		381	RUB	21,976	2	0
	05/2018	AUD	702		$538	0	(1)
	05/2018	GBP	461		650	2	0
	05/2018	JPY	130,000		1,196	0	(29)
	05/2018		$2,501	TRY	9,814	0	(49)
	06/2018	INR	73,152		$1,117	2	0
	06/2018	JPY	270,000		2,546	0	(1)
	08/2018		$65	ARS	1,342	0	(3)
DUB	04/2018	CAD	2,700		$2,094	0	(2)
	04/2018	JPY	90,000		846	0	(1)
	04/2018	TRY	306		78	1	0
	04/2018		$1,297	DKK	8,220	60	0
	04/2018		2,182	RUB	124,056	0	(21)
	07/2018	BRL	2,600		$738	0	(44)
	01/2019		$1,446	EUR	1,150	3	0
FBF	04/2018	BRL	3,087		$952	17	0
	04/2018		$929	BRL	3,087	6	0
	05/2018		958	RUB	54,260	0	(17)
GLM	04/2018	CAD	3,500		$2,708	2	(10)
	04/2018	DKK	1,170		179	0	(14)
	04/2018	EUR	6,276		7,483	17	(267)
	04/2018	NOK	5,165		668	9	0
	04/2018	TRY	204		52	1	0
	04/2018		$3,282	CAD	4,223	0	(4)
	04/2018		2,238	EUR	1,827	13	(3)
	04/2018		5,369	GBP	3,816	0	(15)
	04/2018		675	KRW	766,732	47	0
	05/2018	ARS	1,500		$72	0	(1)
	05/2018	EUR	1,339		1,656	5	0
	05/2018		$6,465	MXN	121,381	174	0
	06/2018		5,134	CNH	32,614	48	0
	07/2018		1,307	COP	3,766,844	35	0
HUS	04/2018	CAD	23,408		$18,509	353	(13)
	04/2018	JPY	80,656		758	0	0
	04/2018	RUB	138,710		2,431	15	0
	04/2018		$397	CAD	512	0	0
	04/2018		20,497	GBP	14,416	0	(271)
	04/2018		889	KRW	949,985	6	0
	04/2018		2,429	RUB	138,710	0	(15)
	05/2018	GBP	14,296		$20,353	270	0
	05/2018		$353	BRL	1,162	0	(2)
	05/2018		2,690	RUB	155,986	15	0
	06/2018	JPY	50,000		$475	3	0
	06/2018		$30	CNH	188	0	0
	06/2018		678	KRW	732,405	13	0
	08/2018		133	ARS	2,752	0	(6)
	12/2018	EUR	710		$894	3	0
	12/2018		$1,351	AUD	1,700	0	(43)
	02/2019		715		900	0	(23)
	03/2019	BRL	810		$240	2	0
	03/2019		$240	MXN	4,727	7	0
JPM	04/2018	AUD	4,168		$3,213	12	0
	04/2018	BRL	11,246		3,383	0	(23)
	04/2018	CAD	5,433		4,209	9	(17)
	04/2018	JPY	630,000		5,693	0	(235)
	04/2018	KRW	2,346,486		2,150	0	(60)
	04/2018	NZD	1,328		958	0	(2)
	04/2018	SEK	23,795		2,897	47	0
	04/2018		$3,441	BRL	11,246	0	(34)
	04/2018		21,499	CAD	27,680	4	(17)
	04/2018		5,771	DKK	35,105	50	(27)
	04/2018		12,610	EUR	10,268	34	(10)
	04/2018		1,277	GBP	914	5	0
	04/2018		720	KRW	811,296	44	0
	05/2018	CAD	26,271		$20,421	17	0
	05/2018		$1,729	CAD	2,230	3	0
	06/2018	JPY	330,000		$3,115	1	0
MSB	04/2018	EUR	63,625		78,726	436	0
	04/2018	JPY	860,400		8,083	0	(3)
	04/2018	KRW	1,147,844		1,072	0	(9)
	04/2018	RUB	21,976		386	2	0
	04/2018		$544	RUB	31,127	0	(2)
	05/2018	JPY	980,000		$9,035	1	(198)
	05/2018		$776	ARS	16,272	12	0
	06/2018	JPY	530,000		$5,023	20	0
	06/2018		$2,583	RUB	147,434	0	(30)
	07/2018	PLN	6,526		$1,920	10	0
	08/2018		$18	ARS	371	0	(1)
RBC	04/2018	EUR	4,208		$4,919	0	(269)
	04/2018		$654	AUD	843	0	(7)
RYL	05/2018	SEK	170,010		$20,750	309	0
SCX	06/2018		$5,465	CNH	34,356	0	(7)
SOG	04/2018	BRL	1,495		$463	10	0
	04/2018	PLN	6,526		1,948	41	0
	04/2018		$450	BRL	1,495	3	0
	06/2018	RUB	125,815		$2,159	0	(19)
	08/2018		$20	ARS	418	0	(1)
	12/2018		894	EUR	710	0	(3)
SSB	04/2018		236	DKK	1,500	12	0
UAG	04/2018	CAD	2,739		$2,103	0	(23)
	04/2018	EUR	4,208		4,934	0	(253)
	04/2018	JPY	1,070,000		9,662	0	(406)
	04/2018	KRW	765,990		675	0	(46)
	04/2018		$17,434	DKK	105,297	0	(54)
	04/2018		56,624	EUR	45,717	0	(372)
	04/2018		8,192	JPY	860,400	0	(106)
	05/2018	EUR	45,717		$56,742	373	0
	05/2018	JPY	1,060,400		10,047	108	(44)
	06/2018		710,000		6,693	0	(6)
	06/2018		$2,404	CNH	15,372	38	0
	06/2018		1,091	INR	71,745	3	0
	07/2018	DKK	105,297		$17,556	59	0

Total Forward Foreign Currency Contracts						$3,126	$(6,016)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	120.000	04/17/2020		$1,629	$30	$8
CBK	Put - OTC GBP versus USD		$1.315	05/04/2018	GBP	2,284	17	0
DUB	Put - OTC EUR versus USD		1.201	01/22/2019	EUR	2,300	32	26
	Put - OTC EUR versus USD		1.219	02/05/2019		4,245	61	68
	Call - OTC USD versus JPY	JPY	120.000	04/17/2020		$1,264	23	6
GLM	Call - OTC USD versus JPY		120.000	04/20/2020		1,961	36	9
HUS	Put - OTC AUD versus USD		$0.735	02/05/2019	AUD	5,400	53	70
	Put - OTC EUR versus USD		1.219	02/05/2019	EUR	595	9	9
	Call - OTC USD versus BRL	BRL	3.375	03/12/2019		$1,200	64	65
	Put - OTC USD versus BRL		3.375	03/12/2019		1,200	65	57
SOG	Put - OTC EUR versus USD		$1.185	12/12/2018	EUR	4,600	36	34

							$426	$352

Total Purchased Options							$426	$352

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850%	05/16/2018		$900	$(1)	$(1)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		800	(1)	(1)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		1,500	(2)	(2)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		600	(1)	(1)
	Call - OTC iTraxx Europe 28 5-Year Index	Buy	0.475	04/18/2018	EUR	16,500	(14)	(6)
	Put - OTC iTraxx Europe 28 5-Year Index	Sell	0.700	04/18/2018		16,500	(19)	(3)
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		$800	(1)	(1)
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		700	(1)	(1)
FBF	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018		1,300	(2)	(1)
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	06/20/2018		900	(1)	(1)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		1,300	(2)	(1)

							$(45)	$(19)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC USD versus KRW	KRW	1,075.000	04/25/2018		$345	$(7)	$(6)
CBK	Put - OTC GBP versus USD		$1.295	05/04/2018	GBP	3,829	(39)	0
CLY	Call - OTC AUD versus USD		0.796	08/16/2018	AUD	585	(11)	(4)
	Put - OTC AUD versus USD		0.796	08/16/2018		585	(12)	(20)
DUB	Call - OTC EUR versus USD		1.332	01/22/2019	EUR	2,300	(32)	(26)
	Call - OTC EUR versus USD		1.357	02/05/2019		4,245	(62)	(37)
	Put - OTC USD versus CAD	CAD	1.229	04/06/2018		$2,600	(12)	0
	Call - OTC USD versus TRY	TRY	3.990	04/20/2018		306	(2)	(3)
FBF	Call - OTC AUD versus USD		$0.796	08/16/2018	AUD	187	(4)	(1)
	Put - OTC AUD versus USD		0.796	08/16/2018		187	(4)	(6)
GLM	Put - OTC AUD versus CAD	CAD	0.961	06/29/2018		2,300	(13)	(7)
	Call - OTC AUD versus CAD		1.024	06/29/2018		2,300	(14)	(5)
	Put - OTC CAD versus JPY	JPY	76.700	06/19/2018	CAD	2,200	(29)	(6)
	Call - OTC USD versus BRL	BRL	3.892	07/02/2018		$1,400	(135)	(2)
	Put - OTC USD versus BRL		3.892	07/02/2018		1,400	(135)	(238)
	Put - OTC USD versus KRW	KRW	1,075.000	04/20/2018		294	(5)	(5)
	Call - OTC USD versus TRY	TRY	4.000	04/13/2018		247	(1)	(1)
HUS	Call - OTC AUD versus USD		$0.825	12/04/2018	AUD	5,400	(70)	(28)
	Call - OTC EUR versus USD		1.357	02/05/2019	EUR	595	(9)	(5)
	Call - OTC USD versus MXN	MXN	19.695	03/12/2019		$1,200	(65)	(50)
	Put - OTC USD versus MXN		19.695	03/12/2019		1,200	(65)	(83)
JPM	Put - OTC AUD versus CAD	CAD	0.961	06/29/2018	AUD	2,841	(15)	(9)
	Call - OTC AUD versus CAD		1.024	06/29/2018		2,841	(12)	(6)
	Put - OTC USD versus KRW	KRW	1,075.000	04/25/2018		$10	0	0
MSB	Call - OTC AUD versus USD		$0.796	08/16/2018	AUD	487	(9)	(3)
	Put - OTC AUD versus USD		0.796	08/16/2018		487	(10)	(16)

							$(772)	$(567)

Total Written Options							$(817)	$(586)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.174%	$200	$(7)	$0	$0	$(7)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.174	1,700	(61)	4	0	(57)
BRC	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.174	1,200	(41)	1	0	(40)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.174	1,000	(35)	1	0	(34)
GST	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.174	1,700	(60)	3	0	(57)

							$(204)	$9	$0	$(195)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Shire Acquisitions Investments Ireland DAC	1.000%	Quarterly	12/20/2021	1.116%	EUR	200	$(7)	$6	$0	$(1)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	iTraxx Europe Subordinated 27 5-Year Index	(1.000)%	Quarterly	06/20/2022	EUR	1,400	$73	$(80)	$0	$(7)

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Floating rate equal to 3-Month AUD-LIBOR plus 0.362% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	09/26/2027	AUD	2,600	$2,061	$10	$(76)	$0	$(66)
	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/05/2027		1,500	1,182	(4)	(27)	0	(31)
DUB	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	800	976	(1)	139	138	0
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/06/2027	AUD	504	394	2	(9)	0	(7)
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	1,000	1,220	29	143	172	0

								$36	$170	$310	$(104)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Receive	3-Month KRW-KORIBOR	1.993%	Quarterly	07/10/2027	KRW	3,206,400	$0	$81	$81	$0
SOG	Receive	3-Month KRW-KORIBOR	2.030	Quarterly	07/10/2027		2,933,300	0	65	65	0

								$0	$146	$146	$0

Volatility Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.800%	Maturity	06/24/2019	$3	$0	$4	$4	$0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.750	Maturity	06/26/2019	5	0	6	6	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	Maturity	06/24/2019	3	0	(4)	0	(4)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	Maturity	06/26/2019	5	0	(6)	0	(6)

							$0	$0	$10	$(10)

Total Swap Agreements							$(102)	$251	$466	$(317)

(o)	Securities with an aggregate market value of $5,277 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$1,610	$0	$1,610
Australia
Corporate Bonds & Notes	0	302	0	302
Sovereign Issues	0	112	0	112
Brazil
Corporate Bonds & Notes	0	3,126	0	3,126
Canada
Corporate Bonds & Notes	0	7,043	0	7,043
Non-Agency Mortgage-Backed Securities	0	717	0	717
Sovereign Issues	0	11,408	0	11,408
Cayman Islands
Asset-Backed Securities	0	18,332	0	18,332
Corporate Bonds & Notes	0	679	0	679
Denmark
Corporate Bonds & Notes	0	32,754	0	32,754
France
Corporate Bonds & Notes	0	11,147	0	11,147
Sovereign Issues	0	11,444	0	11,444
Germany
Corporate Bonds & Notes	0	5,094	0	5,094
Guernsey, Channel Islands
Corporate Bonds & Notes	0	802	0	802
Hong Kong
Corporate Bonds & Notes	0	903	0	903
Ireland
Asset-Backed Securities	0	3,331	0	3,331
Corporate Bonds & Notes	0	3,433	0	3,433
Sovereign Issues	0	1,154	0	1,154
Israel
Sovereign Issues	0	777	0	777
Italy
Corporate Bonds & Notes	0	4,708	0	4,708
Non-Agency Mortgage-Backed Securities	0	269	0	269
Sovereign Issues	0	18,498	0	18,498
Japan
Corporate Bonds & Notes	0	5,630	0	5,630
Sovereign Issues	0	16,201	0	16,201
Jersey, Channel Islands
Corporate Bonds & Notes	0	1,098	0	1,098
Kuwait
Sovereign Issues	0	3,634	0	3,634
Luxembourg
Corporate Bonds & Notes	0	3,006	0	3,006
Multinational
Corporate Bonds & Notes	0	932	0	932
Netherlands
Asset-Backed Securities	0	1,735	0	1,735
Corporate Bonds & Notes	0	11,951	0	11,951
Norway
Corporate Bonds & Notes	0	1,078	0	1,078
Sovereign Issues	0	248	0	248
Poland
Sovereign Issues	0	1,940	0	1,940
Portugal
Corporate Bonds & Notes	0	113	0	113
Qatar
Corporate Bonds & Notes	0	420	0	420
Saudi Arabia
Sovereign Issues	0	5,763	0	5,763
Singapore
Corporate Bonds & Notes	0	1,242	0	1,242
Slovenia
Sovereign Issues	0	5,013	0	5,013
South Korea
Corporate Bonds & Notes	0	390	0	390
Spain
Corporate Bonds & Notes	0	3,712	0	3,712
Sovereign Issues	0	12,589	0	12,589
Supranational
Corporate Bonds & Notes	0	608	0	608
Sweden
Corporate Bonds & Notes	0	27,864	0	27,864
Switzerland
Corporate Bonds & Notes	0	6,524	0	6,524
Sovereign Issues	0	461	0	461
Turkey
Sovereign Issues	0	200	0	200
United Arab Emirates
Corporate Bonds & Notes	0	492	0	492
Sovereign Issues	0	1,334	0	1,334
United Kingdom
Corporate Bonds & Notes	0	24,469	0	24,469
Non-Agency Mortgage-Backed Securities	0	8,400	0	8,400
Sovereign Issues	0	14,185	0	14,185
United States
Asset-Backed Securities	0	27,420	0	27,420
Corporate Bonds & Notes	0	79,225	0	79,225
Loan Participations and Assignments	0	1,084	0	1,084
Municipal Bonds & Notes	0	145	0	145
Non-Agency Mortgage-Backed Securities	0	7,424	0	7,424
U.S. Government Agencies	0	69,219	0	69,219
U.S. Treasury Obligations	0	22,487	0	22,487
Short-Term Instruments
Commercial Paper	0	9,388	0	9,388
Repurchase Agreements	0	269	0	269
Short-Term Notes	0	72	0	72
Argentina Treasury Bills	0	2,730	0	2,730
Italy Treasury Bills	0	16,126	0	16,126
Japan Treasury Bills	0	61,755	0	61,755
U.K. Treasury Bills	0	842	0	842
U.S. Treasury Bills	0	3,702	0	3,702
	$0	$600,763	$0	$600,763

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,941	$0	$0	$10,941

Total Investments	$10,941	$600,763	$0	$611,704

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	429	114	0	543
Over the counter	0	3,944	0	3,944
	$429	$4,058	$0	$4,487

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(192)	(566)	0	(758)
Over the counter	0	(6,919)	0	(6,919)

	$(192)	$(7,485)	$0	$(7,677)

Total Financial Derivative Instruments	$237	$(3,427)	$0	$(3,190)

Totals	$11,178	$597,336	$0	$608,514

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Portfolio (Unhedged)

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.2% ¤
ARGENTINA 0.1%
SOVEREIGN ISSUES 0.1%
Argentina Government International Bond
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	470	$24
27.250% due 06/21/2020 ~		470	25

Total Argentina (Cost $55)			49

AUSTRALIA 0.6%
CORPORATE BONDS & NOTES 0.3%
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023		$100	100

SOVEREIGN ISSUES 0.3%
New South Wales Treasury Corp.
2.750% due 11/20/2025 (f)	AUD	128	112

Total Australia (Cost $232)			212

BRAZIL 0.6%
CORPORATE BONDS & NOTES 0.6%
Petrobras Global Finance BV
5.999% due 01/27/2028		$116	115
6.125% due 01/17/2022		100	107

Total Brazil (Cost $219)			222

CANADA 5.0%
CORPORATE BONDS & NOTES 0.5%
Enbridge, Inc.
2.825% (US0003M + 0.700%) due 06/15/2020 ~		$100	101
Royal Bank of Canada
2.300% due 03/22/2021		100	98

			199

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Canadian Mortgage Pools
1.880% due 07/01/2020	CAD	65	51

SOVEREIGN ISSUES 4.4%
Province of Alberta
1.250% due 06/01/2020		100	76
2.350% due 06/01/2025		100	76
Province of Ontario
2.600% due 06/02/2025		1,700	1,316
6.200% due 06/02/2031		100	106
Province of Quebec
3.500% due 12/01/2022		100	82

			1,656

Total Canada (Cost $1,919)			1,906

CAYMAN ISLANDS 0.5%
ASSET-BACKED SECURITIES 0.5%
Dryden Senior Loan Fund
2.620% due 10/15/2027 ~		$100	100
Monarch Grove CLO
2.443% due 01/25/2028 ~		100	100

Total Cayman Islands (Cost $200)			200

DENMARK 3.0%
CORPORATE BONDS & NOTES 3.0%
BRFkredit A/S
2.000% due 10/01/2047	DKK	388	64
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2047		973	162
2.000% due 10/01/2050		699	115
2.500% due 10/01/2037		70	12
2.500% due 10/01/2047		1	0
2.500% due 10/01/2050		200	34
3.000% due 10/01/2047		59	10
Nykredit Realkredit A/S
2.000% due 10/01/2047		942	157
2.500% due 10/01/2037		465	82
2.500% due 10/01/2047		82	14
Realkredit Danmark A/S
2.000% due 10/01/2047		2,046	340
2.000% due 10/01/2050		300	49
2.500% due 10/01/2037		345	61
2.500% due 07/01/2047		69	12
3.000% due 07/01/2046		53	9

Total Denmark (Cost $1,003)			1,121

FRANCE 5.0%
CORPORATE BONDS & NOTES 1.8%
Altice France S.A.
5.625% due 05/15/2024	EUR	100	125
Dexia Credit Local S.A.
2.250% due 02/18/2020		$300	298
2.500% due 01/25/2021		250	248

			671

SOVEREIGN ISSUES 3.2%
France Government International Bond
2.000% due 05/25/2048 (i)	EUR	650	884
3.250% due 05/25/2045 (i)		200	344

			1,228

Total France (Cost $1,665)			1,899

GERMANY 0.8%
CORPORATE BONDS & NOTES 0.8%
Deutsche Bank AG
4.250% due 10/14/2021		$200	203
Kreditanstalt fuer Wiederaufbau
6.000% due 08/20/2020	AUD	100	84

Total Germany (Cost $307)			287

IRELAND 0.4%
SOVEREIGN ISSUES 0.4%
Ireland Government International Bond
5.400% due 03/13/2025	EUR	100	165

Total Ireland (Cost $141)			165

ITALY 3.7%
CORPORATE BONDS & NOTES 0.7%
Banca Carige SpA
3.875% due 10/24/2018	EUR	200	251

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Claris Abs SRL
0.076% (EUR006M + 0.350%) due 10/31/2060 ~		54	66

SOVEREIGN ISSUES 2.8%
Italy Buoni Poliennali Del Tesoro
1.450% due 11/15/2024		100	125
2.800% due 03/01/2067		100	117
2.950% due 09/01/2038		400	522
3.450% due 03/01/2048		100	138
Italy Government International Bond
6.000% due 08/04/2028	GBP	100	175

			1,077

Total Italy (Cost $1,291)			1,394

JAPAN 5.6%
CORPORATE BONDS & NOTES 1.1%
Central Nippon Expressway Co. Ltd.
2.327% (US0003M + 0.540%) due 08/04/2020 ~		$200	200
Sumitomo Mitsui Financial Group, Inc.
3.737% (US0003M + 1.680%) due 03/09/2021 ~		200	207

			407

SOVEREIGN ISSUES 4.5%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		200	191
Japan Bank for International Cooperation
2.500% due 06/01/2022		200	196
Japan Finance Organization for Municipalities
2.625% due 04/20/2022		200	197
Japan Government International Bond
0.300% due 06/20/2046	JPY	80,000	673
0.500% due 09/20/2046		50,000	444

			1,701

Total Japan (Cost $2,199)			2,108

KUWAIT 0.5%
SOVEREIGN ISSUES 0.5%
Kuwait International Government Bond
3.500% due 03/20/2027		$200	196

Total Kuwait (Cost $198)			196

LUXEMBOURG 0.7%
CORPORATE BONDS & NOTES 0.7%
Commerzbank Finance & Covered Bond S.A.
4.250% due 06/04/2018	EUR	200	248

Total Luxembourg (Cost $213)			248

NETHERLANDS 1.3%
CORPORATE BONDS & NOTES 1.3%
Cooperatieve Rabobank UA
6.875% due 03/19/2020 (h)	EUR	100	139
ING Bank NV
2.625% due 12/05/2022		$250	245
Mylan NV
2.500% due 06/07/2019		100	99

Total Netherlands (Cost $485)			483

POLAND 0.3%
SOVEREIGN ISSUES 0.3%
Poland Government International Bond
2.250% due 04/25/2022	PLN	400	118

Total Poland (Cost $100)			118

SAUDI ARABIA 0.5%
SOVEREIGN ISSUES 0.5%
Saudi Government International Bond
2.375% due 10/26/2021		$200	193

Total Saudi Arabia (Cost $199)			193

SLOVENIA 0.8%
SOVEREIGN ISSUES 0.8%
Slovenia Government International Bond
4.125% due 02/18/2019		$300	304

Total Slovenia (Cost $304)			304

SPAIN 2.2%
SOVEREIGN ISSUES 2.2%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	100	124
4.950% due 02/11/2020		50	66
Spain Government International Bond
0.250% due 04/30/2018		100	123
1.450% due 10/31/2027		300	382
2.900% due 10/31/2046		100	142

Total Spain (Cost $774)			837

SWEDEN 5.3%
CORPORATE BONDS & NOTES 5.3%
Danske Hypotek AB
1.000% due 12/21/2022	SEK	2,000	243
Lansforsakringar Hypotek AB
1.250% due 09/20/2023		1,500	183
2.250% due 09/21/2022		2,300	295
Nordea Hypotek AB
1.000% due 04/08/2022		3,400	416
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021		500	62
3.000% due 06/20/2018		1,000	121
Stadshypotek AB
1.500% due 12/15/2021		1,000	125
2.500% due 09/18/2019		1,000	125
4.500% due 09/21/2022		2,000	280
Swedbank Hypotek AB
1.000% due 09/15/2021		600	74
1.000% due 06/15/2022		600	73

Total Sweden (Cost $1,939)			1,997

SWITZERLAND 0.7%
CORPORATE BONDS & NOTES 0.5%
UBS AG
2.627% (US0003M + 0.580%) due 06/08/2020 ~		$200	201

SOVEREIGN ISSUES 0.2%
Switzerland Government International Bond
3.500% due 04/08/2033	CHF	50	77

Total Switzerland (Cost $273)			278

UNITED ARAB EMIRATES 0.5%
SOVEREIGN ISSUES 0.5%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		$200	193

Total United Arab Emirates (Cost $199)			193

UNITED KINGDOM 8.0%
CORPORATE BONDS & NOTES 2.5%
Barclays PLC
6.500% due 09/15/2019 •(g)(h)	EUR	200	262
British Telecommunications PLC
9.125% due 12/15/2030		$60	88
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	100	175
Santander UK Group Holdings PLC
2.875% due 10/16/2020		$200	198
Tesco Property Finance PLC
5.744% due 04/13/2040	GBP	49	79
Virgin Money PLC
2.250% due 04/21/2020		100	141

			943

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.7%
Eurosail PLC
0.000% (EUR003M + 0.160%) due 12/10/2044 ~	EUR	33	40
0.000% (EUR003M + 0.160%) due 03/13/2045 ~		40	49
0.764% (BP0003M + 0.160%) due 03/13/2045 ~	GBP	80	111

Kensington Mortgage Securities PLC
0.000% (EUR003M + 0.170%) due 06/14/2040 ~	EUR	36	44
Mansard Mortgages PLC
1.256% (BP0003M + 0.650%) due 12/15/2049 ~	GBP	102	143
Newgate Funding PLC
1.606% (BP0003M + 1.000%) due 12/15/2050 ~		143	198
Ripon Mortgages PLC
1.326% (BP0003M + 0.800%) due 08/20/2056 ~		92	129
RMAC Securities PLC
0.000% (EUR003M + 0.150%) due 06/12/2044 ~	EUR	109	131
0.772% (BP0003M + 0.170%) due 06/12/2044 ~	GBP	124	169

			1,014

SOVEREIGN ISSUES 2.8%
United Kingdom Gilt
3.250% due 01/22/2044 (i)		450	830
3.500% due 01/22/2045 (i)		120	232

			1,062

Total United Kingdom (Cost $2,753)			3,019

UNITED STATES 35.6%
ASSET-BACKED SECURITIES 3.2%
Citigroup Mortgage Loan Trust, Inc.
2.132% (US0001M + 0.260%) due 06/25/2037 ~		$200	190
Countrywide Asset-Backed Certificates
2.092% (US0001M + 0.220%) due 06/25/2047 ~		300	283
Countrywide Asset-Backed Certificates Trust
2.532% (US0001M + 0.660%) due 08/25/2035 ~		155	153
Panhandle-Plains Higher Education Authority, Inc.
2.825% (US0003M + 1.130%) due 10/01/2035 ~		31	31
Renaissance Home Equity Loan Trust
4.422% (US0001M + 2.550%) due 12/25/2032 ~		75	73
Saxon Asset Securities Trust
3.622% (US0001M + 1.750%) due 12/25/2037 ~		72	67
SG Mortgage Securities Trust
2.022% (US0001M + 0.150%) due 10/25/2036 ~		200	163
SLM Student Loan Trust
0.000% (EUR003M + 0.260%) due 12/15/2023 ~	EUR	32	40
Structured Asset Investment Loan Trust
3.597% (US0001M + 1.725%) due 10/25/2034 ~		$116	114
Structured Asset Securities Corp. Mortgage Loan Trust
2.007% (US0001M + 0.135%) due 07/25/2036 ~		20	19
Terwin Mortgage Trust
2.812% (US0001M + 0.940%) due 11/25/2033 ~		2	2
VOLT LLC
3.125% due 09/25/2047		89	88

			1,223

CORPORATE BONDS & NOTES 10.6%
Ally Financial, Inc.
3.600% due 05/21/2018		100	100
3.750% due 11/18/2019		100	101
8.000% due 11/01/2031		100	123
Anheuser-Busch InBev Worldwide, Inc.
3.052% due 01/12/2024 ~(b)		100	101
AT&T, Inc.
2.672% (US0003M + 0.950%) due 07/15/2021 ~		100	101
Bank of America Corp.
5.875% due 03/15/2028 •(g)		50	50
Bank of New York Mellon Corp.
2.200% due 08/16/2023		100	94
BAT Capital Corp.
3.222% due 08/15/2024		100	97
Becton Dickinson and Co.
3.250% due 11/12/2020		100	100
Cardinal Health, Inc.
1.948% due 06/14/2019		100	99
Charter Communications Operating LLC
3.750% due 02/15/2028		100	92
CVS Health Corp.
3.700% due 03/09/2023		100	100
D.R. Horton, Inc.
3.750% due 03/01/2019		100	101
Dell International LLC
3.480% due 06/01/2019		200	201
4.420% due 06/15/2021		100	103
Delta Air Lines, Inc.
2.875% due 03/13/2020		100	99
Dominion Energy Gas Holdings LLC
2.500% due 12/15/2019		100	99

Dresdner Funding Trust
8.151% due 06/30/2031	100	127
Energy Transfer LP
4.650% due 06/01/2021	100	103
Enterprise Products Operating LLC
6.500% due 01/31/2019	100	103
ERAC USA Finance LLC
2.600% due 12/01/2021	100	98
Kinder Morgan Energy Partners LP
6.850% due 02/15/2020	100	106
KLA-Tencor Corp.
4.125% due 11/01/2021	100	103
Kraft Heinz Foods Co.
2.381% due 02/10/2021 ~	100	100
MUFG Americas Holdings Corp.
3.000% due 02/10/2025	100	97
Nasdaq, Inc.
2.638% due 03/22/2019 ~	200	200
Navient Corp.
4.875% due 06/17/2019	100	101
Nissan Motor Acceptance Corp.
2.985% due 09/28/2022 ~	100	100
Penske Truck Leasing Co. LP
3.950% due 03/10/2025	100	100
Plains All American Pipeline LP
5.750% due 01/15/2020	100	104
Progress Energy, Inc.
7.050% due 03/15/2019	100	104
QVC, Inc.
3.125% due 04/01/2019	100	100
Springleaf Finance Corp.
8.250% due 12/15/2020	100	109
Time Warner Cable LLC
4.125% due 02/15/2021	100	101
UnitedHealth Group, Inc.
3.750% due 07/15/2025	100	101
Verizon Communications, Inc.
4.125% due 03/16/2027	100	101
Wells Fargo & Co.
2.851% (US0003M + 1.110%) due 01/24/2023 ~	100	101
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025	100	97

		4,017

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Charter Communications Operating LLC
3.880% due 04/30/2025	98	99

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.6%
Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^	109	102
BCAP LLC Trust
5.750% due 02/28/2037 ~	68	65
Chase Mortgage Finance Trust
3.160% due 07/25/2037 ~	4	4
Citigroup Mortgage Loan Trust, Inc.
3.180% (H15T1Y + 2.150%) due 09/25/2035 ~	8	8
Commercial Mortgage Trust
1.921% due 07/10/2046 ~(a)	401	14
Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ^~	178	143
Countrywide Alternative Loan Trust
2.572% (US0001M + 0.700%) due 05/25/2036 ~	317	188
Countrywide Home Loan Mortgage Pass-Through Trust
6.500% due 11/25/2047	71	63
DBUBS Mortgage Trust
0.306% due 11/10/2046 ~(a)	200	2
0.723% due 11/10/2046 ~(a)	138	2
Deutsche ALT-A Securities, Inc.
2.062% (US0001M + 0.190%) due 08/25/2047 ~	141	127
First Horizon Mortgage Pass-Through Trust
3.885% due 05/25/2037 ^~	28	24
GSR Mortgage Loan Trust
3.639% due 11/25/2035 ~	93	93
HarborView Mortgage Loan Trust
2.368% (US0001M + 0.560%) due 02/19/2036 ~	269	231
Impac CMB Trust
2.592% (US0001M + 0.720%) due 10/25/2034 ~	62	61
IndyMac Mortgage Loan Trust
2.112% (US0001M + 0.240%) due 07/25/2035 ~	22	21
JPMorgan Alternative Loan Trust
3.517% due 12/25/2035 ^~	65	60
JPMorgan Chase Commercial Mortgage Securities Trust
3.379% due 09/15/2050	100	100

4.070% due 11/15/2043		196	200
JPMorgan Mortgage Trust
3.521% due 02/25/2036 ^~		16	14
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.637% (US0001M + 0.860%) due 08/15/2032 ~		34	33
Merrill Lynch Mortgage Investors Trust
3.525% due 02/25/2035 ~		9	9
Morgan Stanley Bank of America Merrill Lynch Trust
1.003% due 12/15/2048 ~(a)		295	11
Thornburg Mortgage Securities Trust
3.927% (LIBOR01M + 1.250%) due 06/25/2047 ^~		13	11
WaMu Mortgage Pass-Through Certificates Trust
3.644% due 03/25/2035 ~		66	67
3.708% due 03/25/2034 ~		67	69
Wells Fargo Mortgage-Backed Securities Trust
3.488% due 10/25/2035 ~		15	15

			1,737

U.S. GOVERNMENT AGENCIES 12.0%
Fannie Mae
2.672% (LIBOR01M + 0.800%) due 12/25/2039 ~		27	27
Fannie Mae, TBA
3.500% due 05/01/2048 - 06/01/2048		2,400	2,399
4.000% due 05/01/2048		1,000	1,024
Freddie Mac
1.443% due 01/15/2038 ~(a)		62	3
1.925% (LIBOR01M + 0.350%) due 01/15/2038 ~		62	62
2.377% (LIBOR01M + 0.600%) due 12/15/2037 ~		6	6
Freddie Mac, TBA
3.500% due 05/14/2048		900	900
NCUA Guaranteed Notes
2.181% (LIBOR01M + 0.560%) due 12/08/2020 ~		88	88
Small Business Administration
5.980% due 05/01/2022		22	23

			4,532

U.S. TREASURY OBLIGATIONS 4.9%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2022		102	101
0.125% due 01/15/2023		1,181	1,161
0.375% due 07/15/2025		105	103
0.500% due 01/15/2028		502	493

			1,858

Total United States (Cost $13,194)			13,466

SHORT-TERM INSTRUMENTS 14.5%
CERTIFICATES OF DEPOSIT 0.5%
Barclays Bank PLC
1.940% due 09/04/2018		$200	199

COMMERCIAL PAPER 1.2%
Bank of Montreal
1.504% due 04/02/2018	CAD	100	78
Bank of Nova Scotia
1.487% due 04/06/2018		100	77
1.504% due 04/02/2018		100	78
National Bank of Canada
1.461% due 04/05/2018		100	78
Royal Bank of Canada
1.500% due 04/06/2018		100	77
Toronto Dominion Bank
1.500% due 04/05/2018		100	78

			466

SHORT-TERM NOTES 0.0%
Letras del Banco Central de la Republica Argentina
26.200% due 05/16/2018	ARS	100	5

ARGENTINA TREASURY BILLS 0.3%
21.704% due 06/15/2018 - 12/14/2018 (c)(d)		600	121

CZECH REPUBLIC TREASURY BILLS 0.3%
(0.811)% due 04/20/2018 (d)(e)	CZK	2,000	97

ITALY TREASURY BILLS 1.0%
(0.419)% due 04/30/2018 (d)(e)	EUR	300	369

JAPAN TREASURY BILLS 10.8%
(0.197)% due 04/09/2018 - 06/11/2018 (c)(d)	JPY	433,000	4,070

U.K. TREASURY BILLS 0.4%
0.240% due 04/20/2018 (d)(e)	GBP	100	140

Total Short-Term Instruments (Cost $5,435)			5,467

Total Investments in Securities (Cost $35,297)			36,362

	SHARES
INVESTMENTS IN AFFILIATES 16.8%
SHORT-TERM INSTRUMENTS 16.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.8%
PIMCO Short Asset Portfolio		145,899	1,459
PIMCO Short-Term Floating NAV Portfolio III		493,499	4,878

Total Short-Term Instruments (Cost $6,339)			6,337

Total Investments in Affiliates (Cost $6,339)			6,337

Total Investments 113.0% (Cost $41,636)			$42,699
Financial Derivative Instruments (j)(k) (1.0)% (Cost or Premiums, net $168)			(373)
Other Assets and Liabilities, net (12.0)%			(4,532)

Net Assets 100.0%			$37,794

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date	Amount Borrowed (1)		Payable for Reverse Repurchase Agreements
IND	0.570%	03/15/2018	05/02/2018	GBP	(389)	$(546)
MEI	(0.460)	01/18/2018	04/19/2018	EUR	(670)	(823)

Total Reverse Repurchase Agreements						$(1,369)

(i)	Securities with an aggregate market value of $1,415 have been pledged as collateral under the terms of master agreements as of March 31, 2018.

(1)	The average amount of borrowings outstanding during the period ended March 31, 2018 was $(1,872) at a weighted average interest rate of 0.343%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note June 2018 Futures	$108.500	05/25/2018	1	$2	$0	$0
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	106.000	05/25/2018	2	2	0	0
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	108.000	05/25/2018	1	1	0	0
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	108.500	05/25/2018	7	7	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	182.000	05/25/2018	4	4	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond June 2018 Futures	106.000	05/25/2018	11	11	0	0

Total Purchased Options					$0	$0

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	18		$4,375	$1	$0	$0
90-Day Eurodollar March Futures	03/2019	34		8,280	(6)	0	(1)
90-Day Eurodollar September Futures	09/2018	30		7,322	(24)	0	(1)
Australia Government 3-Year Note June Futures	06/2018	4	AUD	342	0	1	0
Australia Government 10-Year Bond June Futures	06/2018	2		199	3	1	0
Euro-Bobl June Futures	06/2018	18	EUR	2,907	8	2	0
Euro-Bund 10-Year Bond June Futures	06/2018	8		1,569	16	2	0
Euro-Buxl 30-Year Bond June Futures	06/2018	1		203	6	0	(1)
Euro-Schatz June Futures	06/2018	18		2,480	4	0	0
Japan Government 10-Year Bond June Futures	06/2018	2	JPY	2,834	1	0	0
Put Options Strike @ EUR 126.000 on Euro-Bobl June 2018 Futures	05/2018	110	EUR	1	0	0	0
Put Options Strike @ EUR 149.500 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	8		0	0	0	0
U.S. Treasury 5-Year Note June Futures	06/2018	2		$229	1	0	0
U.S. Treasury 10-Year Note June Futures	06/2018	1		121	2	0	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	11		1,765	53	13	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2018	35	GBP	6,072	(11)	1	(1)

					$54	$20	$(4)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	18		$(4,372)	$(4)	$0	$0
90-Day Eurodollar March Futures	03/2020	34		(8,262)	(2)	1	0
90-Day Eurodollar September Futures	09/2019	30		(7,296)	32	0	0
Call Options Strike @ EUR 160.000 on Euro-Bobl 10-Year Bond June 2018 Futures	05/2018	2	EUR	(2)	(1)	0	0
Canada Government 10-Year Bond June Futures	06/2018	1	CAD	(103)	(2)	0	(1)
Euro-OAT France Government 10-Year Bond June Futures	06/2018	7	EUR	(1,332)	(24)	0	(2)
Put Options Strike @ EUR 129.500 on Euro-Bobl June 2018 Futures	05/2018	10		0	2	0	0
Put Options Strike @ EUR 156.500 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	2		0	0	0	0
U.S. Treasury 2-Year Note June Futures	06/2018	1		$(213)	0	0	0
U.S. Treasury 30-Year Bond June Futures	06/2018	4		(587)	(17)	0	(3)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2019	35	GBP	(6,056)	14	1	(4)

					$(2)	$2	$(10)

Total Futures Contracts					$52	$22	$(14)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Ally Financial, Inc.	(5.000)%	Quarterly	06/20/2018	0.164%		$100	$(3)	$1	$(2)	$0	$0
Altria Group, Inc.	(1.000)	Quarterly	12/20/2020	0.162		100	(3)	1	(2)	0	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.185		100	(3)	1	(2)	0	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.343	EUR	100	(2)	0	(2)	0	0
UnitedHealth Group, Inc.	(1.000)	Quarterly	12/20/2020	0.200		$100	(3)	1	(2)	0	0

							$(14)	$4	$(10)	$0	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Exelon Generation Co. LLC	1.000%	Quarterly	06/20/2022	0.745%		$100	$0	$1	$1	$0	$0
Marks & Spencer PLC	1.000	Quarterly	12/20/2022	1.444	EUR	100	(1)	(1)	(2)	0	0
Tesco PLC	1.000	Quarterly	06/20/2022	0.993		100	0	0	0	0	0

							$(1)	$0	$(1)	$0	$0

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022		$300	$(25)	$5	$(20)	$0	$(1)
CDX.IG-29 5-Year Index	(1.000)	Quarterly	12/20/2022		1,200	(24)	1	(23)	0	(1)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	1,800	(56)	2	(54)	0	(1)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		4,000	(116)	1	(115)	0	(3)

						$(221)	$9	$(212)	$0	$(6)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-29 05-Year Index	1.000%	Quarterly	06/20/2023	100	$(2)	$0	$(2)	$0	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive (6)	1-Day USD-Federal Funds Rate Compounded-OIS	1.724%	Annual	09/19/2018		$3,700	$0	$1	$1	$0	$0
Receive	3-Month CAD Bank Bill	3.000	Semi-Annual	03/19/2027	CAD	100	(5)	2	(3)	0	0
Pay	3-Month CAD-Bank Bill	1.400	Semi-Annual	09/13/2019		3,700	(19)	(9)	(28)	2	0
Receive	3-Month CAD-Bank Bill	2.200	Semi-Annual	06/16/2026		400	1	4	5	0	(1)
Receive	3-Month CAD-Bank Bill	1.500	Semi-Annual	12/16/2026		100	5	1	6	0	0
Receive	3-Month CAD-Bank Bill	1.850	Semi-Annual	09/15/2027		900	28	11	39	0	(3)
Pay	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046		300	(41)	(1)	(42)	2	0
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	200	(1)	(2)	(3)	1	0
Pay (6)	3-Month NZD-BBR	2.500	Semi-Annual	02/14/2020	NZD	5,300	6	1	7	1	0
Pay	3-Month USD-LIBOR	1.945	MISSING	09/19/2018		$3,700	0	(3)	(3)	0	0
Pay (6)	3-Month USD-LIBOR	1.750	Semi-Annual	04/01/2019		16,600	(13)	(46)	(59)	0	(1)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		900	(2)	6	4	0	0
Pay (6)	3-Month USD-LIBOR	0.000	Quarterly	03/02/2020		2,700	0	0	0	0	0
Receive (6)	3-Month USD-LIBOR	2.000	Semi-Annual	04/01/2020		16,600	9	54	63	0	(2)
Receive (6)	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		4,300	84	(11)	73	0	0
Pay	3-Month USD-LIBOR	2.071	Quarterly	06/12/2022		600	0	1	1	0	0
Pay	3-Month USD-LIBOR	2.178	Quarterly	06/19/2022		1,300	0	2	2	0	0
Pay (6)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		600	(21)	0	(21)	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		2,550	59	61	120	0	(2)
Receive (6)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		1,200	69	(11)	58	0	(3)
Receive (6)	3-Month USD-LIBOR	2.098	Semi-Annual	07/01/2041		1,100	24	2	26	0	(1)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		50	4	2	6	0	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		1,250	(33)	55	22	0	(7)
Receive (6)	3-Month USD-LIBOR	2.953	Semi-Annual	11/12/2049		100	(5)	4	(1)	0	(1)
Receive (6)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		300	(16)	12	(4)	0	(2)
Pay (6)	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	6,600	2	0	2	0	(2)
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027		1,900	2	8	10	0	(1)
Pay (6)	6-Month EUR-EURIBOR	0.000	Annual	06/20/2020	EUR	400	0	1	1	0	0
Pay (6)	6-Month EUR-EURIBOR	0.000	Annual	09/19/2020		1,200	0	1	1	0	0
Pay (6)	6-Month EUR-EURIBOR	0.500	Annual	06/20/2023		1,000	0	4	4	1	0
Pay (6)	6-Month EUR-EURIBOR	0.500	Annual	09/19/2023		5,200	(30)	30	0	6	0
Pay (6)	6-Month EUR-EURIBOR	1.000	Annual	06/20/2028		100	(1)	1	0	0	0
Pay (6)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028		2,000	28	16	44	3	0
Receive (6)	6-Month EUR-EURIBOR	1.500	Annual	09/19/2048		750	14	(10)	4	2	0
Pay (6)	6-Month EUR-EURIBOR	1.500	Annual	09/19/2048		50	(1)	1	0	0	0
Pay (6)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	3,100	0	(5)	(5)	1	0
Pay (6)	6-Month GBP-LIBOR	1.250	Annual	12/19/2019		2,600	4	(2)	2	1	0
Receive (6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		3,100	9	6	15	0	(3)
Pay (6)	6-Month GBP-LIBOR	1.250	Semi-Annual	09/19/2020		1,200	0	0	0	1	0
Receive (6)	6-Month GBP-LIBOR	1.500	Annual	12/18/2020		2,600	(4)	0	(4)	0	(2)
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023		100	0	(1)	(1)	0	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		650	9	(5)	4	0	(3)
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		50	(3)	(1)	(4)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	120,000	(1)	(2)	(3)	1	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	01/18/2028		10,000	0	(1)	(1)	0	0
Receive	6-Month JPY-LIBOR	0.301	Semi-Annual	02/13/2028		10,000	1	(1)	0	0	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	02/16/2028		20,000	0	(1)	(1)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		40,000	3	(3)	0	0	0
Receive (6)	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		10,000	0	(1)	(1)	0	0
Receive (6)	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		10,000	0	(1)	(1)	0	0
Pay	6-Month JPY-LIBOR	1.500	Semi-Annual	06/19/2033		320,000	409	50	459	0	(3)
Pay	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		40,000	37	6	43	0	0
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		110,000	(145)	(41)	(186)	1	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		10,000	10	(1)	9	0	0
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		10,000	(1)	(3)	(4)	0	0
Pay	28-Day MXN-TIIE	5.825	Lunar	01/12/2023	MXN	3,700	(17)	4	(13)	0	0

							$458	$185	$643	$23	$(37)

Total Swap Agreements							$220	$198	$418	$23	$(43)

Cash of $751 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(k)	Financial Derivative Instruments: Over The Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	04/2018		$37	AUD	47	$0	$(1)
BOA	04/2018	DKK	202		$30	0	(4)
	04/2018	NOK	31,117		4,043	74	0
	04/2018	SEK	9,735		1,200	34	0
	04/2018		$3,659	AUD	4,647	0	(90)
	04/2018		112	CHF	105	0	(2)
	05/2018	ARS	0		$0	0	0
	05/2018		$4,047	NOK	31,117	0	(74)
	05/2018		893	ZAR	10,787	14	0
	05/2018	ZAR	525		$44	0	0
	06/2018		$81	IDR	1,116,330	0	0
	08/2018		24	AUD	31	0	(1)
BPS	04/2018	BRL	600		$184	3	0
	04/2018	DKK	4,279		637	0	(69)
	04/2018		$180	BRL	600	1	0
	04/2018		1	KRW	1,125	0	0
	05/2018	JPY	3,000		$28	0	0
	05/2018		$184	BRL	600	0	(2)
	05/2018		161	MXN	2,967	2	0
	06/2018	JPY	30,000		$283	0	0
	08/2018		$16	AUD	21	0	0
BRC	04/2018	GBP	100		$140	0	(1)
	04/2018		$50	SEK	415	0	(1)
CBK	04/2018	BRL	300		$91	0	0
	04/2018	CAD	100		76	0	(1)
	04/2018	DKK	1,796		286	0	(11)
	04/2018	EUR	151		186	0	0
	04/2018	JPY	30,000		284	2	0
	04/2018		$92	BRL	300	0	(1)
	04/2018		39	CHF	37	0	(1)
	04/2018		96	DKK	575	0	(2)
	04/2018		175	EUR	142	0	0
	04/2018		2,060	GBP	1,465	0	(5)
	04/2018		13	KRW	13,878	0	0
	04/2018		3,811	NOK	29,742	0	(17)
	04/2018		43	NZD	60	0	0
	04/2018		31	RUB	1,783	0	0
	05/2018	JPY	10,000		$92	0	(2)
	05/2018		$39	AUD	51	0	0
	05/2018		91	BRL	300	0	0
	05/2018		44	GBP	31	0	0
	05/2018		87	JPY	9,200	0	0
	05/2018		163	TRY	641	0	(3)
	06/2018	INR	3,264		$50	0	0
	06/2018	JPY	20,000		189	0	0
	06/2018		$36	RUB	2,078	0	0
	07/2018	DKK	4,395		$731	1	0
	08/2018		$2	ARS	41	0	0
DUB	04/2018	AUD	4,655		$3,602	27	0
	04/2018	TRY	24		6	0	0
	04/2018		$138	RUB	7,849	0	(1)
	05/2018		3,603	AUD	4,654	0	(28)
	07/2018	BRL	260		$74	0	(4)
	01/2019		$126	EUR	100	0	0
FBF	04/2018	BRL	195		$60	1	0
	04/2018		$59	BRL	195	0	0
	05/2018		58	RUB	3,292	0	(1)
GLM	04/2018	BRL	300		$90	0	(1)
	04/2018	CAD	426		329	0	(1)
	04/2018	DKK	472		70	0	(8)
	04/2018	EUR	254		315	2	0
	04/2018	NOK	195		25	0	0
	04/2018	TRY	16		4	0	0
	04/2018		$91	BRL	300	0	0
	04/2018		263	CAD	338	0	0
	04/2018		2,424	EUR	1,961	0	(12)
	04/2018		509	GBP	363	1	(1)
	04/2018		45	KRW	51,115	3	0
	04/2018		80	NOK	630	1	0
	04/2018		55	RUB	3,136	0	0
	05/2018	ARS	100		$5	0	0
	05/2018		$80	EUR	65	0	0
	05/2018		59	ZAR	696	0	(1)
	06/2018		336	CNH	2,133	3	0
	07/2018		89	COP	257,220	2	0
HUS	04/2018	GBP	1,789		$2,544	34	0
	04/2018	JPY	69,066		649	0	0
	04/2018	KRW	1,135		1	0	0
	04/2018	MXN	475		26	0	0
	04/2018	RUB	7,849		138	1	0
	04/2018		$134	AUD	172	0	(2)
	04/2018		1,607	CAD	2,030	0	(31)
	04/2018		311	DKK	1,905	4	0
	04/2018		55	NZD	75	0	0
	04/2018		137	RUB	7,849	0	(1)
	04/2018		1,022	SEK	8,465	0	(8)
	05/2018		28	BRL	92	0	0
	05/2018		2,547	GBP	1,789	0	(34)
	05/2018		1,381	MXN	25,868	34	0
	05/2018		181	RUB	10,511	1	0
	05/2018		19	TRY	74	0	0
	06/2018	JPY	10,000		$95	1	0
	06/2018		$2	CNH	14	0	0
	06/2018		151	KRW	163,699	3	0
	08/2018		5	ARS	103	0	0
	12/2018	EUR	46		$58	0	0
	12/2018		$103	AUD	130	0	(3)
	02/2019		56		70	0	(2)
	03/2019	BRL	68		$20	0	0
	03/2019		$20	MXN	394	1	0
JPM	04/2018	AUD	322		$248	1	0
	04/2018	BRL	1,185		356	0	(2)
	04/2018	CAD	2,051		1,594	2	0
	04/2018	CHF	3,402		3,600	42	0
	04/2018	DKK	4,265		690	0	(14)
	04/2018	KRW	143,239		131	0	(4)
	04/2018	NZD	1,368		987	0	(2)
	04/2018	SEK	2,025		246	4	0
	04/2018		$85	AUD	110	0	(1)
	04/2018		362	BRL	1,185	0	(4)
	04/2018		182	CAD	234	0	(1)
	04/2018		3,501	CHF	3,260	0	(91)
	04/2018		533	CLP	321,665	0	0
	04/2018		299	DKK	1,805	2	(3)
	04/2018		1,225	EUR	994	2	(4)
	04/2018		137	GBP	99	2	0
	04/2018		53	JPY	5,700	0	0
	04/2018		52	KRW	57,830	3	0
	04/2018		2,833	NZD	3,863	0	(41)
	04/2018		26	SEK	215	0	(1)
	05/2018		1,708	CAD	2,198	0	(1)
	05/2018		3,609	CHF	3,402	0	(42)
	06/2018	JPY	20,000		$189	0	0
MSB	04/2018	BRL	600		189	7	0
	04/2018	EUR	100		124	1	0
	04/2018	KRW	78,229		73	0	(1)
	04/2018	RUB	2,331		41	0	0
	04/2018		$181	BRL	600	1	0
	04/2018		3,196	JPY	340,200	1	0
	04/2018		15	KRW	16,868	1	0
	04/2018		77	RUB	4,403	0	0
	05/2018	JPY	160,000		$1,498	1	(11)
	05/2018		$74	ARS	1,542	1	0
	06/2018		205	RUB	11,706	0	(2)
	07/2018	PLN	396		$117	1	0
NAB	04/2018	CAD	100		78	0	0
RBC	04/2018	EUR	301		351	0	(19)
	04/2018		$101	CAD	130	0	0
RYL	04/2018		357	EUR	301	13	0
	04/2018		121	NOK	940	0	(1)
	05/2018		41		320	0	0
SCX	06/2018		416	CNH	2,615	0	(1)
	06/2018		48	INR	3,189	0	0
SOG	04/2018	BRL	90		$28	1	0
	04/2018	PLN	396		118	3	0
	04/2018		$27	BRL	90	0	0
	05/2018		82	CZK	1,711	1	0
	06/2018		684	RUB	39,828	6	0
	12/2018		58	EUR	46	0	0
SSB	04/2018		314	DKK	2,000	16	0
	04/2018		125	JPY	13,200	0	(1)
	04/2018		15	MXN	275	0	0
	05/2018		36	CHF	34	0	0
TOR	04/2018	CZK	2,000		$93	0	(4)
UAG	04/2018	CAD	206		158	0	(2)
	04/2018	EUR	3,141		3,871	23	(18)
	04/2018	JPY	359,100		3,419	44	0
	04/2018	KRW	48,796		43	0	(3)
	04/2018	NZD	2,630		1,918	17	0
	04/2018		$48	DKK	300	1	0
	05/2018	JPY	10,000		$92	0	(2)
	05/2018		$3,526	EUR	2,841	0	(23)
	05/2018		3,425	JPY	359,100	0	(45)
	05/2018		1,918	NZD	2,630	0	(17)
	06/2018	JPY	140,000		$1,325	4	0
	06/2018		$164	CNH	1,048	3	0

Total Forward Foreign Currency Contracts						$454	$(788)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	120.000	04/17/2020		$119	$2	$1
BRC	Call - OTC USD versus CHF	CHF	1.020	05/02/2018		3,000	0	0
CBK	Put - OTC GBP versus USD		$1.315	05/04/2018	GBP	145	1	0
DUB	Put - OTC EUR versus USD		1.201	01/22/2019	EUR	200	3	2
	Put - OTC EUR versus USD		1.219	02/05/2019		277	4	5
	Call - OTC USD versus JPY	JPY	120.000	04/17/2020		$77	2	0
GLM	Call - OTC USD versus JPY		120.000	04/20/2020		132	3	1
HUS	Put - OTC AUD versus USD		$0.735	02/05/2019	AUD	400	4	5
	Put - OTC EUR versus USD		1.219	02/05/2019	EUR	39	1	1
	Call - OTC USD versus BRL	BRL	3.375	03/12/2019		$100	5	5
	Put - OTC USD versus BRL		3.375	03/12/2019		100	5	5
SOG	Put - OTC EUR versus USD		$1.185	12/12/2018	EUR	300	2	2

							$32	$27

Options On Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 04/01/2048	$73.000	04/05/2018	$1,000	$0	$0
	Put - OTC Fannie Mae, TBA 4.000% due 04/01/2048	76.500	04/05/2018	1,000	0	0

					$0	$0

Total Purchased Options					$32	$27

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850%	05/16/2018	$	100	$0	$0
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		200	(1)	0
BRC	Call - OTC iTraxx Europe 28 5-Year Index	Buy	0.475	04/18/2018	EUR	1,100	(1)	(1)
	Put - OTC iTraxx Europe 28 5-Year Index	Sell	0.700	04/18/2018		1,100	(1)	0
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018	$	100	0	0
FBF	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018		100	0	0
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		100	0	0

							$(3)	$(1)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC GBP versus USD		$1.295	05/04/2018	GBP	244	$(3)	$0
CLY	Call - OTC AUD versus USD		0.796	08/16/2018	AUD	40	(1)	0
	Put - OTC AUD versus USD		0.796	08/16/2018		40	(1)	(1)
DUB	Call - OTC EUR versus USD		1.332	01/22/2019	EUR	200	(3)	(2)
	Call - OTC EUR versus USD		1.357	02/05/2019		277	(4)	(3)
	Put - OTC USD versus CAD	CAD	1.229	04/06/2018	$	200	(1)	0
	Call - OTC USD versus TRY	TRY	3.990	04/20/2018		22	0	0
FBF	Call - OTC AUD versus USD		$0.796	08/16/2018	AUD	13	0	0
	Put - OTC AUD versus USD		0.796	08/16/2018		13	0	(1)
GLM	Put - OTC AUD versus CAD	CAD	0.961	06/29/2018		200	(1)	(1)
	Call - OTC AUD versus CAD		1.024	06/29/2018		200	(1)	(1)
	Put - OTC CAD versus JPY	JPY	76.700	06/19/2018	CAD	100	(1)	0
	Call - OTC USD versus BRL	BRL	3.892	07/02/2018	$	200	(19)	0
	Put - OTC USD versus BRL		3.892	07/02/2018		200	(19)	(34)
	Put - OTC USD versus KRW	KRW	1,075.000	04/20/2018		20	0	0
	Call - OTC USD versus TRY	TRY	4.000	04/13/2018		17	0	0
HUS	Call - OTC AUD versus USD		$0.825	12/04/2018	AUD	400	(5)	(2)
	Call - OTC EUR versus USD		1.357	02/05/2019	EUR	39	(1)	0
	Call - OTC USD versus MXN	MXN	19.695	03/12/2019	$	100	(6)	(4)
	Put - OTC USD versus MXN		19.695	03/12/2019		100	(5)	(7)
JPM	Put - OTC AUD versus CAD	CAD	0.961	06/29/2018	AUD	190	(1)	(1)
	Call - OTC AUD versus CAD		1.024	06/29/2018		190	(1)	(1)
	Put - OTC USD versus KRW	KRW	1,075.000	04/25/2018	$	1	0	0
MSB	Call - OTC AUD versus USD		$0.796	08/16/2018	AUD	34	(1)	0
	Put - OTC AUD versus USD		0.796	08/16/2018		34	(1)	(1)
	Put - OTC USD versus KRW	KRW	1,075.000	04/25/2018	$	45	(1)	(1)

							$(76)	$(60)

Total Written Options							$(79)	$(61)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection. (1)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Commerzbank AG	(1.000)%	Quarterly	06/20/2022	1.355%	EUR	100	$5	$(3)	$2	$0
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.174		$100	(4)	0	0	(4)
BRC	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.174		100	(3)	(1)	0	(4)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.174		100	(4)	1	0	(3)
GST	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.174		100	(3)	0	0	(3)

								$(9)	$(3)	$2	$(14)

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date (4)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Floating rate equal to 3-Month AUD-LIBOR plus 0.362% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	09/26/2027	AUD	200	$158	$1	$(6)	$0	$(5)
	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/05/2027		100	79	0	(2)	0	(2)
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/06/2027		13	10	0	0	0	0
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	100	122	3	14	17	0

								$4	$6	$17	$(7)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	3-Month KRW-KORIBOR	(2.020)%	Quarterly	07/10/2027	KRW	259,600	$0	$6	$6	$0
CBK	Receive	3-Month KRW-KORIBOR	(1.995)	Quarterly	07/10/2027		135,200	0	3	3	0

								$0	$9	$9	$0

Total Swap Agreements								$(5)	$12	$28	$(21)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$49	$0	$49
Australia
Corporate Bonds & Notes	0	100	0	100
Sovereign Issues	0	112	0	112
Brazil
Corporate Bonds & Notes	0	222	0	222
Canada
Corporate Bonds & Notes	0	199	0	199
Non-Agency Mortgage-Backed Securities	0	51	0	51
Sovereign Issues	0	1,656	0	1,656
Cayman Islands
Asset-Backed Securities	0	200	0	200
Denmark
Corporate Bonds & Notes	0	1,121	0	1,121
France
Corporate Bonds & Notes	0	671	0	671
Sovereign Issues	0	1,228	0	1,228
Germany
Corporate Bonds & Notes	0	287	0	287
Ireland
Sovereign Issues	0	165	0	165
Italy
Corporate Bonds & Notes	0	251	0	251
Non-Agency Mortgage-Backed Securities	0	66	0	66
Sovereign Issues	0	1,077	0	1,077
Japan
Corporate Bonds & Notes	0	407	0	407
Sovereign Issues	0	1,701	0	1,701
Kuwait
Sovereign Issues	0	196	0	196
Luxembourg
Corporate Bonds & Notes	0	248	0	248
Netherlands
Corporate Bonds & Notes	0	483	0	483
Poland
Sovereign Issues	0	118	0	118
Saudi Arabia
Sovereign Issues	0	193	0	193
Slovenia
Sovereign Issues	0	304	0	304
Spain
Sovereign Issues	0	837	0	837
Sweden
Corporate Bonds & Notes	0	1,997	0	1,997
Switzerland
Corporate Bonds & Notes	0	201	0	201
Sovereign Issues	0	77	0	77
United Arab Emirates
Sovereign Issues	0	193	0	193
United Kingdom
Corporate Bonds & Notes	0	943	0	943
Non-Agency Mortgage-Backed Securities	0	1,014	0	1,014
Sovereign Issues	0	1,062	0	1,062
United States
Asset-Backed Securities	0	1,223	0	1,223
Corporate Bonds & Notes	0	4,017	0	4,017
Loan Participations and Assignments	0	99	0	99
Non-Agency Mortgage-Backed Securities	0	1,737	0	1,737
U.S. Government Agencies	0	4,532	0	4,532
U.S. Treasury Obligations	0	1,858	0	1,858
Short-Term Instruments
Certificates of Deposit	0	199	0	199
Commercial Paper	0	466	0	466
Short-Term Notes	0	5	0	5
Argentina Treasury Bills	0	121	0	121
Czech Republic Treasury Bills	0	97	0	97
Italy Treasury Bills	0	369	0	369
Japan Treasury Bills	0	4,070	0	4,070
U.K. Treasury Bills	0	140	0	140
	$0	$36,362	$0	$36,362

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,337	$0	$0	$6,337

Total Investments	$6,337	$36,362	$0	$42,699

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	22	23	0	45
Over the counter	0	509	0	509
	$22	$532	$0	$554

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(14)	(43)	0	(57)
Over the counter	0	(870)	0	(870)

	$(14)	$(913)	$0	$(927)

Total Financial Derivative Instruments	$8	$(381)	$0	$(373)

Totals	$6,345	$35,981	$0	$42,326
There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Portfolio (Unhedged)

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 116.3% ¤
ARGENTINA 0.3%
SOVEREIGN ISSUES 0.3%
Argentina Government International Bond
3.375% due 01/15/2023	EUR	300	$366
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	3,540	181
27.250% due 06/21/2020 ~		4,140	219

Total Argentina (Cost $797)			766

AUSTRALIA 0.8%
CORPORATE BONDS & NOTES 0.3%
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023		$600	603

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Liberty Funding Pty. Ltd.
3.210% (BBSW1M + 1.400%) due 01/25/2049 ~	AUD	645	498

SOVEREIGN ISSUES 0.3%
Queensland Treasury Corp.
4.250% due 07/21/2023		800	662

Total Australia (Cost $1,905)			1,763

BERMUDA 0.8%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
Rise Ltd.
4.750% due 01/31/2021 «~(i)		$1,943	1,943

Total Bermuda (Cost $1,950)			1,943

BRAZIL 0.8%
CORPORATE BONDS & NOTES 0.8%
Petrobras Global Finance BV
5.299% due 01/27/2025		$531	525
5.999% due 01/27/2028		233	231
7.375% due 01/17/2027		1,000	1,084

Total Brazil (Cost $1,808)			1,840

CANADA 5.0%
CORPORATE BONDS & NOTES 1.4%
Air Canada Pass-Through Trust
3.300% due 07/15/2031		$100	98
Bank of Nova Scotia
1.875% due 04/26/2021		900	873
Enbridge, Inc.
2.825% (US0003M + 0.700%) due 06/15/2020 ~		200	201
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	300	366
Royal Bank of Canada
2.300% due 03/22/2021		$600	590
Toronto-Dominion Bank
2.500% due 01/18/2023		1,100	1,082

			3,210

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Canadian Mortgage Pools
1.680% due 06/01/2020	CAD	192	149
1.880% due 07/01/2020		589	460
1.880% due 08/01/2020		203	159

			768

SOVEREIGN ISSUES 3.3%
Canadian Government Real Return Bond
1.500% due 12/01/2044 (f)		228	219
Province of Alberta
1.250% due 06/01/2020		1,100	840
2.350% due 06/01/2025		1,100	836
Province of Ontario
2.400% due 06/02/2026		1,200	912
2.600% due 06/02/2025		3,900	3,020
3.500% due 06/02/2024		2,200	1,800

			7,627

Total Canada (Cost $11,893)			11,605

CAYMAN ISLANDS 4.0%
ASSET-BACKED SECURITIES 3.9%
Cent CLO Ltd.
2.970% (US0003M + 1.210%) due 07/27/2026 ~	$	1,200	1,201
CIFC Funding Ltd.
3.144% (US0003M + 1.200%) due 05/24/2026 ~		600	601
Jamestown CLO Ltd.
2.951% (US0003M + 1.220%) due 01/17/2027 ~		1,200	1,201
MP CLO Ltd.
2.922% (US0003M + 1.200%) due 01/15/2027 ~		1,200	1,201
Nelder Grove CLO Ltd.
3.284% (US0003M + 1.300%) due 08/28/2026 ~		600	601
NewMark Capital Funding CLO Ltd.
2.555% (US0003M + 1.220%) due 06/30/2026 ~		600	600
Oak Hill Credit Partners Ltd.
2.875% (US0003M + 1.130%) due 07/20/2026 ~		1,200	1,202
Symphony CLO Ltd.
2.752% (US0003M + 1.030%) due 10/15/2025 ~		1,191	1,192
TICP CLO Ltd.
2.932% (US0003M + 1.180%) due 04/26/2026 ~		1,200	1,201

			9,000

CORPORATE BONDS & NOTES 0.1%
KSA Sukuk Ltd.
2.894% due 04/20/2022		300	292

Total Cayman Islands (Cost $9,291)			9,292

DENMARK 3.4%
CORPORATE BONDS & NOTES 3.4%
BRFkredit A/S
2.000% due 10/01/2047	DKK	1,276	212
3.000% due 10/01/2047		7	1
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2047		7,695	1,279
2.000% due 10/01/2050		1,697	278
2.500% due 10/01/2037		774	136
Nykredit Realkredit A/S
2.000% due 10/01/2047		10,415	1,732
2.500% due 10/01/2037		4,581	805
2.500% due 10/01/2047		34	6
Realkredit Danmark A/S
2.000% due 10/01/2047		19,230	3,195
2.500% due 10/01/2037		1,153	203
2.500% due 07/01/2047		93	16

Total Denmark (Cost $6,997)			7,863

FRANCE 5.0%
CORPORATE BONDS & NOTES 1.6%
Credit Agricole S.A.
8.125% due 09/19/2033 •(h)	$	600	613
Dexia Credit Local S.A.
1.875% due 03/28/2019		700	696
1.875% due 09/15/2021		1,100	1,065
2.250% due 02/18/2020		250	248
2.375% due 09/20/2022		1,200	1,170

			3,792

SOVEREIGN ISSUES 3.4%
France Government International Bond
2.000% due 05/25/2048	EUR	4,100	5,578
3.250% due 05/25/2045		1,300	2,236

			7,814

Total France (Cost $10,180)			11,606

GERMANY 0.9%
CORPORATE BONDS & NOTES 0.9%
Deutsche Bank AG
4.250% due 10/14/2021		$1,100	1,118
Deutsche Pfandbriefbank AG
1.625% due 08/30/2019		400	394
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	200	164
5.375% due 04/23/2024	NZD	500	403

Total Germany (Cost $2,082)			2,079

GUERNSEY, CHANNEL ISLANDS 0.4%
CORPORATE BONDS & NOTES 0.4%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$600	602
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		251	258

Total Guernsey, Channel Islands (Cost $850)			860

IRELAND 1.2%
ASSET-BACKED SECURITIES 0.7%
CVC Cordatus Loan Fund Ltd.
0.780% (EUR006M + 0.780%) due 01/24/2028 ~	EUR	600	742
Phoenix Park CLO Ltd.
0.773% (EUR003M + 1.100%) due 07/29/2027 ~		700	864

			1,606

CORPORATE BONDS & NOTES 0.2%
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		$600	590

SOVEREIGN ISSUES 0.3%
Ireland Government International Bond
5.400% due 03/13/2025	EUR	400	659

Total Ireland (Cost $2,550)			2,855

ISRAEL 0.2%
SOVEREIGN ISSUES 0.2%
Israel Government International Bond
3.250% due 01/17/2028		$200	195
4.125% due 01/17/2048		200	193

Total Israel (Cost $397)			388

ITALY 3.7%
CORPORATE BONDS & NOTES 1.2%
Banca Carige SpA
3.875% due 10/24/2018	EUR	1,200	1,508
Intesa Sanpaolo SpA
6.250% due 05/16/2024 •(g)(h)		400	538
6.625% due 05/08/2018		400	495
7.750% due 01/11/2027 •(g)(h)		200	301

			2,842

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Casa d’Este Finance SRL
0.023% (EUR003M + 0.350%) due 09/15/2040 ~		63	77
Claris Abs SRL
0.076% (EUR006M + 0.350%) due 10/31/2060 ~		428	527

			604

SOVEREIGN ISSUES 2.2%
Italy Buoni Poliennali Del Tesoro
1.450% due 11/15/2024		2,600	3,265
2.800% due 03/01/2067		700	817
2.950% due 09/01/2038		300	391
3.450% due 03/01/2048		400	553

			5,026

Total Italy (Cost $8,151)			8,472

JAPAN 4.3%
CORPORATE BONDS & NOTES 0.7%
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020		$600	600
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		200	199
ORIX Corp.
3.250% due 12/04/2024		100	97
Sumitomo Mitsui Financial Group, Inc.
3.737% (US0003M + 1.680%) due 03/09/2021 ~		300	310
Suntory Holdings Ltd.
2.550% due 09/29/2019		400	397

			1,603

SOVEREIGN ISSUES 3.6%
Japan Bank for International Cooperation
2.000% due 11/04/2021		500	485
2.375% due 07/21/2022		200	195
2.375% due 11/16/2022		200	195
2.500% due 06/01/2022		200	196
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		1,000	974
2.625% due 04/20/2022		600	590
Japan Government International Bond
0.300% due 06/20/2046	JPY	380,000	3,197
0.500% due 09/20/2046		220,000	1,953
Tokyo Metropolitan Government
2.000% due 05/17/2021		$500	486

			8,271

Total Japan (Cost $10,396)			9,874

KUWAIT 0.9%
SOVEREIGN ISSUES 0.9%
Kuwait International Government Bond
2.750% due 03/20/2022		$500	491
3.500% due 03/20/2027		1,600	1,572

Total Kuwait (Cost $2,083)			2,063

LUXEMBOURG 0.7%
CORPORATE BONDS & NOTES 0.7%
Emerald Bay S.A.
0.000% due 10/08/2020 (d)	EUR	541	625
Gazprom Neft OAO Via GPN Capital S.A.
2.933% due 04/26/2018		100	123
GELF Bond Issuer S.A.
1.750% due 11/22/2021		700	899

Total Luxembourg (Cost $1,500)			1,647

NETHERLANDS 2.4%
ASSET-BACKED SECURITIES 0.2%
Penta CLO BV
0.790% (EUR003M + 0.790%) due 08/04/2028 ~	EUR	300	370
CORPORATE BONDS & NOTES 2.2%
Bank Nederlandse Gemeenten NV
4.550% due 02/15/2019	CAD	1,800	1,431
Cooperatieve Rabobank UA
6.875% due 03/19/2020 (h)	EUR	400	555

ING Bank NV
2.625% due 12/05/2022		$700	687
4.125% due 11/21/2023 •		800	805
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021		200	191
NXP BV
4.125% due 06/15/2020		400	407
Stichting AK Rabobank Certificaten
6.500% (g)	EUR	100	151
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019		$900	870

			5,097

Total Netherlands (Cost $5,408)			5,467

NORWAY 0.3%
CORPORATE BONDS & NOTES 0.2%
DNB Boligkreditt A/S
2.500% due 03/28/2022		$600	588

SOVEREIGN ISSUES 0.1%
Norway Government International Bond
3.750% due 05/25/2021	NOK	1,600	220

Total Norway (Cost $828)			808

POLAND 0.2%
SOVEREIGN ISSUES 0.2%
Poland Government International Bond
2.250% due 04/25/2022	PLN	2,000	588

Total Poland (Cost $499)			588

PORTUGAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(b)	EUR	400	150

Total Portugal (Cost $451)			150

QATAR 0.1%
SOVEREIGN ISSUES 0.1%
Qatar Government International Bond
4.500% due 01/20/2022		$200	207

Total Qatar (Cost $209)			207

SAUDI ARABIA 1.2%
SOVEREIGN ISSUES 1.2%
Saudi Government International Bond
2.375% due 10/26/2021		$1,900	1,832
2.875% due 03/04/2023		200	193
3.250% due 10/26/2026		300	281
3.625% due 03/04/2028		400	381

Total Saudi Arabia (Cost $2,777)			2,687

SINGAPORE 0.1%
CORPORATE BONDS & NOTES 0.1%
BOC Aviation Ltd.
3.500% due 09/18/2027		$200	186

Total Singapore (Cost $200)			186

SLOVENIA 0.5%
SOVEREIGN ISSUES 0.5%
Slovenia Government International Bond
4.125% due 02/18/2019		$1,100	1,115

Total Slovenia (Cost $1,116)			1,115

SOUTH KOREA 0.1%
CORPORATE BONDS & NOTES 0.1%
Kookmin Bank
2.125% due 10/21/2020		$200	195

Total South Korea (Cost $197)			195

SPAIN 4.3%
CORPORATE BONDS & NOTES 0.1%
Telefonica Emisiones S.A.U.
5.134% due 04/27/2020		$200	208

			208

SOVEREIGN ISSUES 4.2%
Autonomous Community of Andalusia
4.850% due 03/17/2020	EUR	500	675
Autonomous Community of Catalonia
4.220% due 04/26/2035		100	135
4.750% due 06/04/2018		200	248
4.900% due 09/15/2021		200	271
4.950% due 02/11/2020		1,000	1,321
Autonomous Community of Madrid
4.688% due 03/12/2020		500	673
Spain Government International Bond
0.250% due 04/30/2018		300	370
1.450% due 10/31/2027		4,200	5,338
2.150% due 10/31/2025		20	27
2.900% due 10/31/2046		500	711

			9,769

Total Spain (Cost $9,460)			9,977

SUPRANATIONAL 0.5%
CORPORATE BONDS & NOTES 0.5%
European Investment Bank
0.500% due 07/21/2023	AUD	600	405
6.500% due 08/07/2019		900	730

Total Supranational (Cost $1,141)			1,135

SWEDEN 5.1%
CORPORATE BONDS & NOTES 5.1%
Lansforsakringar Hypotek AB
1.250% due 09/20/2023	SEK	10,200	1,245
2.250% due 09/21/2022		11,000	1,412
Nordea Hypotek AB
1.000% due 04/08/2022		17,200	2,103
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021		3,000	374
Stadshypotek AB
1.500% due 12/15/2021		13,000	1,622
4.500% due 09/21/2022		18,000	2,524
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022		2,000	247
2.000% due 06/17/2026		4,000	500
Swedbank Hypotek AB
1.000% due 09/15/2021		4,100	503
1.000% due 06/15/2022		9,900	1,208

Total Sweden (Cost $10,989)			11,738

SWITZERLAND 1.2%
CORPORATE BONDS & NOTES 1.1%
UBS AG
2.200% due 06/08/2020		$500	491
2.627% (US0003M + 0.580%) due 06/08/2020 ~		700	703
4.750% due 05/22/2023 •(h)		600	601
7.625% due 08/17/2022 (h)		750	844

			2,639

SOVEREIGN ISSUES 0.1%
Switzerland Government International Bond
3.500% due 04/08/2033	CHF	100	154

Total Switzerland (Cost $2,822)			2,793

TURKEY 0.0%
SOVEREIGN ISSUES 0.0%
Turkey Government International Bond
6.750% due 04/03/2018		$100	100

Total Turkey (Cost $100)			100

UNITED ARAB EMIRATES 0.5%
SOVEREIGN ISSUES 0.5%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		700	675
3.125% due 10/11/2027		500	474

Total United Arab Emirates (Cost $1,195)			1,149

UNITED KINGDOM 10.7%
CORPORATE BONDS & NOTES 6.1%
Barclays Bank PLC
7.625% due 11/21/2022 (h)		200	220
7.750% due 04/10/2023 •(h)		1,000	1,003
Barclays PLC
3.921% (US0003M + 2.110%) due 08/10/2021 ~		400	417
6.500% due 09/15/2019 •(g)(h)	EUR	700	917
7.000% due 09/15/2019 •(g)(h)	GBP	300	442
8.250% due 12/15/2018 •(g)(h)		$400	414
British Telecommunications PLC
2.350% due 02/14/2019		330	329
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	200	306
HSBC Holdings PLC
6.500% due 03/23/2028 •(g)(h)		$300	306
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	600	1,047
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(g)(h)		600	883
7.625% due 06/27/2023 •(g)(h)		400	628
7.875% due 06/27/2029 •(g)(h)		200	339
Nationwide Building Society
10.250% ~(g)		1	299
RAC Bond Co. PLC
4.870% due 05/06/2046		200	293
Reckitt Benckiser Treasury Services PLC
2.846% (US0003M + 0.560%) due 06/24/2022 ~		$300	299
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	500	657
4.700% due 07/03/2018		$200	201
Santander UK Group Holdings PLC
2.875% due 10/16/2020		900	893
2.875% due 08/05/2021		300	294
6.750% due 06/24/2024 •(g)(h)	GBP	400	610
7.375% due 06/24/2022 •(g)(h)		200	306
Smiths Group PLC
7.200% due 05/15/2019		$500	522
Tesco PLC
5.125% due 04/10/2047	EUR	200	296
6.125% due 02/24/2022	GBP	500	791
Tesco Property Finance PLC
5.801% due 10/13/2040		147	242
Virgin Media Secured Finance PLC
5.000% due 04/15/2027		300	416
Virgin Money PLC
2.250% due 04/21/2020		500	708

			14,078

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.3%
Eurohome UK Mortgages PLC
0.756% (BP0003M + 0.150%) due 06/15/2044 ~		649	889
Eurosail PLC
1.554% (BP0003M + 0.950%) due 06/13/2045 ~		597	835

Ripon Mortgages PLC
1.326% (BP0003M + 0.800%) due 08/20/2056 ~		916	1,293
Stanlington PLC
1.602% due 06/12/2046		802	1,133
Towd Point Mortgage Funding PLC
1.753% (BP0003M + 1.200%) due 02/20/2054 ~		808	1,144

			5,294

SOVEREIGN ISSUES 2.3%
United Kingdom Gilt
3.250% due 01/22/2044 (k)		100	185
3.500% due 01/22/2045 (k)		1,300	2,512
4.250% due 12/07/2040 (k)		1,300	2,694

			5,391

Total United Kingdom (Cost $23,603)			24,763

UNITED STATES 42.1%
ASSET-BACKED SECURITIES 3.0%
Amortizing Residential Collateral Trust
2.452% (US0001M + 0.580%) due 07/25/2032 ~		$1	1
2.572% (US0001M + 0.700%) due 10/25/2031 ~		1	1
Conseco Finance Securitizations Corp.
7.490% due 07/01/2031		1,068	1,166
Countrywide Asset-Backed Certificates
2.092% (US0001M + 0.220%) due 06/25/2047 ~		1,000	942
2.272% (US0001M + 0.400%) due 08/25/2034 ~		142	139
Credit Suisse First Boston Mortgage Securities Corp.
2.492% (US0001M + 0.620%) due 01/25/2032 ~		1	1
Credit-Based Asset Servicing and Securitization LLC
1.932% (US0001M + 0.060%) due 11/25/2036 ~		19	12
EMC Mortgage Loan Trust
2.772% (LIBOR01M + 0.900%) due 05/25/2043 ~		126	125
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^		164	87
JPMorgan Mortgage Acquisition Trust
2.152% (US0001M + 0.280%) due 03/25/2047 ~		1,632	1,334
Morgan Stanley ABS Capital, Inc. Trust
1.982% (US0001M + 0.110%) due 03/25/2037 ~		1,081	566
2.122% (US0001M + 0.250%) due 08/25/2036 ~		2,598	1,710
NovaStar Mortgage Funding Trust
2.002% (US0001M + 0.130%) due 03/25/2037 ~		881	678
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037		462	259
SACO, Inc.
2.272% (US0001M + 0.400%) due 04/25/2035 ~		9	9
Securitized Asset-Backed Receivables LLC Trust
1.922% (US0001M + 0.050%) due 12/25/2036 ~		7	4
Structured Asset Securities Corp. Mortgage Loan Trust
3.164% (US0001M + 1.500%) due 04/25/2035 ~		9	9
Terwin Mortgage Trust
2.812% (US0001M + 0.940%) due 11/25/2033 ~		14	14
Washington Mutual Asset-Backed Certificates Trust
1.932% (US0001M + 0.060%) due 10/25/2036 ~		41	23

			7,080

CORPORATE BONDS & NOTES 12.1%
AIG Global Funding
2.788% (US0003M + 0.480%) due 07/02/2020 ~		400	401
Allergan Sales LLC
5.000% due 12/15/2021		200	209
Ally Financial, Inc.
3.600% due 05/21/2018		1,100	1,101
3.750% due 11/18/2019		200	201
American Tower Corp.
3.400% due 02/15/2019		700	703
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023		200	200
Arrow Electronics, Inc.
3.500% due 04/01/2022		400	397
AT&T, Inc.
1.800% due 09/05/2026	EUR	500	626
2.372% (US0003M + 0.650%) due 01/15/2020 ~		$900	904
2.672% (US0003M + 0.950%) due 07/15/2021 ~		900	910
Bank of America Corp.
5.875% due 03/15/2028 •(g)		300	302
BAT Capital Corp.
2.423% due 08/14/2020 ~		300	301
3.557% due 08/15/2027		400	383
Baxalta, Inc.
2.875% due 06/23/2020		600	596

Boston Scientific Corp.
2.850% due 05/15/2020		200	199
Campbell Soup Co.
3.300% due 03/15/2021		100	101
3.650% due 03/15/2023		100	100
Cardinal Health, Inc.
1.948% due 06/14/2019		500	495
Cboe Global Markets, Inc.
1.950% due 06/28/2019		200	198
CenterPoint Energy Resources Corp.
3.550% due 04/01/2023		100	100
Charter Communications Operating LLC
4.464% due 07/23/2022		900	921
6.384% due 10/23/2035		600	671
CIT Group, Inc.
3.875% due 02/19/2019		200	201
5.375% due 05/15/2020		200	207
5.500% due 02/15/2019		101	104
Citigroup, Inc.
2.965% (US0003M + 0.930%) due 06/07/2019 ~		600	604
Citizens Bank N.A.
2.514% (US0003M + 0.570%) due 05/26/2020 ~		600	601
Continental Resources, Inc.
4.375% due 01/15/2028		100	98
Crown Castle Towers LLC
4.883% due 08/15/2040		500	518
CVS Health Corp.
3.700% due 03/09/2023		100	100
4.100% due 03/25/2025		100	101
4.300% due 03/25/2028		200	202
Dell International LLC
3.480% due 06/01/2019		1,300	1,306
eBay, Inc.
2.150% due 06/05/2020		400	393
Emera U.S. Finance LP
2.150% due 06/15/2019		500	494
EPR Properties
4.500% due 06/01/2027		300	293
Equinix, Inc.
2.875% due 03/15/2024	EUR	200	245
ERAC USA Finance LLC
5.250% due 10/01/2020		$500	525
Ford Motor Credit Co. LLC
2.375% due 03/12/2019		200	199
2.551% due 10/05/2018		600	600
2.704% (US0003M + 1.000%) due 01/09/2020 ~		400	403
General Motors Financial Co., Inc.
3.100% due 01/15/2019		300	300
Harris Corp.
2.247% due 04/30/2020 ~		300	300
International Lease Finance Corp.
6.250% due 05/15/2019		800	828
8.250% due 12/15/2020		300	335
Kinder Morgan Energy Partners LP
6.500% due 04/01/2020		100	106
6.850% due 02/15/2020		1,100	1,169
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^(b)		800	33
Morgan Stanley
2.294% due 02/10/2021 ~		100	100
2.633% (US0003M + 0.800%) due 02/14/2020 ~		600	602
Navient Corp.
5.500% due 01/15/2019		700	709
8.000% due 03/25/2020		100	106
8.450% due 06/15/2018		240	243
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~		600	600
OneMain Financial Holdings LLC
7.250% due 12/15/2021		200	207
Sempra Energy
2.575% due 03/15/2021 ~		200	201
Spectra Energy Partners LP
2.725% (US0003M + 0.700%) due 06/05/2020 ~		100	101
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		525	523
4.738% due 09/20/2029		200	201
Textron, Inc.
2.361% due 11/10/2020 ~		400	400
Time Warner Cable LLC
8.250% due 04/01/2019		500	525
Verizon Communications, Inc.
2.454% (US0003M + 0.550%) due 05/22/2020 ~		600	603
3.125% due 03/16/2022		200	198
3.376% due 02/15/2025		424	417
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019		500	497

WEA Finance LLC
3.750% due 09/17/2024	200	200
Wells Fargo & Co.
2.851% (US0003M + 1.110%) due 01/24/2023 ~	600	609
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	100	99
3.150% due 04/01/2022	400	394
3.375% due 11/30/2021	300	299

		28,118

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
CenturyLink, Inc.
4.627% (LIBOR03M + 2.750%) due 01/31/2025 ~	299	295
Las Vegas Sands LLC
3.627% (LIBOR03M + 1.750%) due 03/29/2024 ~	491	493

		788

MUNICIPAL BONDS & NOTES 0.9%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	2,095	2,082

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.5%
Adjustable Rate Mortgage Trust
3.639% due 09/25/2035 ~	14	13
American Home Mortgage Assets Trust
2.062% (US0001M + 0.190%) due 05/25/2046 ^~	267	225
2.082% (US0001M + 0.210%) due 10/25/2046 ~	445	326
Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^	724	683
Banc of America Funding Trust
3.642% due 02/20/2036 ~	159	158
3.694% due 10/20/2046 ^~	96	77
5.500% due 01/25/2036	164	143
BCAP LLC Trust
2.042% (US0001M + 0.170%) due 01/25/2037 ^~	232	221
5.250% due 04/26/2037	856	735
Bear Stearns Adjustable Rate Mortgage Trust
3.258% due 05/25/2034 ~	6	5
3.369% due 08/25/2033 ~	9	8
3.643% due 10/25/2033 ~	8	8
3.765% due 05/25/2047 ^~	226	218
3.791% due 05/25/2034 ~	21	21
3.893% due 11/25/2034 ~	4	4
Bear Stearns ALT-A Trust
3.523% due 11/25/2035 ^~	124	109
3.589% due 09/25/2035 ~	121	108
3.860% due 08/25/2036 ^~	171	135
Bear Stearns Structured Products, Inc. Trust
3.319% due 12/26/2046 ~	91	80
Chase Mortgage Finance Trust
3.160% due 07/25/2037 ~	27	25
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.052% (US0001M + 0.180%) due 07/25/2036 ~	56	54
Citigroup Mortgage Loan Trust
4.280% (H15T1Y + 2.400%) due 10/25/2035 ^~	608	614
Citigroup Mortgage Loan Trust, Inc.
3.180% (H15T1Y + 2.150%) due 09/25/2035 ~	24	25
Countrywide Alternative Loan Trust
2.017% (US0001M + 0.195%) due 12/20/2046 ^~	371	317
2.032% (US0001M + 0.210%) due 03/20/2046 ~	114	97
2.032% (US0001M + 0.210%) due 07/20/2046 ^~	224	167
2.042% (US0001M + 0.170%) due 01/25/2037 ^~	210	205
2.152% (US0001M + 0.280%) due 02/25/2037 ~	138	126
2.222% (US0001M + 0.350%) due 05/25/2037 ^~	59	35
2.455% (12MTA + 1.500%) due 11/25/2035 ~	27	25
2.995% (12MTA + 2.040%) due 11/25/2035 ~	27	26
3.402% due 11/25/2035 ^~	244	221
5.250% due 06/25/2035 ^	18	17
6.000% due 04/25/2037 ^	56	40
6.250% due 08/25/2037 ^	29	25
6.500% due 06/25/2036 ^	145	114
Countrywide Home Loan Mortgage Pass-Through Trust
2.332% (US0001M + 0.460%) due 05/25/2035 ~	62	57
2.452% (US0001M + 0.580%) due 04/25/2035 ~	12	12
2.472% (US0001M + 0.600%) due 03/25/2035 ~	425	397
2.512% (US0001M + 0.640%) due 03/25/2035 ~	73	65
2.532% (US0001M + 0.660%) due 02/25/2035 ~	6	6
2.632% (US0001M + 0.760%) due 09/25/2034 ~	6	6
3.002% due 05/25/2047 ~	105	93
3.412% due 08/25/2034 ^~	3	3
3.491% due 11/25/2034 ~	15	15
3.537% (US0012M + 1.750%) due 02/20/2036 ^~	284	261
3.811% due 11/19/2033 ~	8	8
5.500% due 10/25/2035	82	76

Credit Suisse First Boston Mortgage Securities Corp.
3.423% due 08/25/2033 ~	3	3
6.500% due 04/25/2033	1	1
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.500% due 07/26/2036 ^	121	68
Deutsche ALT-B Securities, Inc.
5.886% due 10/25/2036 ^	236	224
GreenPoint Mortgage Funding Trust
2.412% (US0001M + 0.540%) due 11/25/2045 ~	10	9
GSR Mortgage Loan Trust
3.111% due 06/25/2034 ~	4	4
3.614% due 09/25/2035 ~	141	144
3.630% (H15T1Y + 1.750%) due 03/25/2033 ~	7	6
HarborView Mortgage Loan Trust
2.133% (12MTA + 0.850%) due 12/19/2036 ^~	143	138
IndyMac Mortgage Loan Trust
3.506% due 09/25/2035 ^~	190	180
JPMorgan Mortgage Trust
3.144% due 11/25/2033 ~	5	6
3.589% due 01/25/2037 ~	206	209
3.702% due 02/25/2035 ~	5	5
Luminent Mortgage Trust
2.112% (US0001M + 0.240%) due 04/25/2036 ~	436	370
MASTR Adjustable Rate Mortgages Trust
3.581% due 05/25/2034 ~	492	492
MASTR Alternative Loan Trust
2.272% (US0001M + 0.400%) due 03/25/2036 ~	47	9
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.217% (US0001M + 0.440%) due 12/15/2030 ~	6	5
Merrill Lynch Mortgage Investors Trust
2.082% (US0001M + 0.210%) due 02/25/2036 ~	85	82
3.293% due 02/25/2033 ~	12	11
3.471% due 02/25/2036 ~	49	50
Merrill Lynch Mortgage-Backed Securities Trust
3.671% due 04/25/2037 ^~	7	6
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.332% due 10/25/2035 ~	16	15
OBX Trust
2.527% due 06/25/2057 ~	600	601
Residential Accredit Loans, Inc. Trust
2.082% (US0001M + 0.210%) due 04/25/2046 ~	160	80
6.000% due 12/25/2036 ^	376	349
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035 ^	86	82
Structured Adjustable Rate Mortgage Loan Trust
3.689% due 02/25/2034 ~	9	9
3.771% due 09/25/2034 ~	16	16
3.813% due 04/25/2034 ~	19	20
Structured Asset Mortgage Investments Trust
2.058% (US0001M + 0.250%) due 07/19/2035 ~	143	140
2.062% (US0001M + 0.190%) due 07/25/2046 ^~	403	346
2.082% (US0001M + 0.210%) due 05/25/2036 ~	91	77
2.092% (US0001M + 0.220%) due 05/25/2036 ~	412	376
2.092% (US0001M + 0.220%) due 09/25/2047 ~	412	390
2.152% (US0001M + 0.280%) due 02/25/2036 ^~	453	432
2.388% (US0001M + 0.580%) due 07/19/2034 ~	2	2
2.508% (US0001M + 0.700%) due 03/19/2034 ~	5	4
SunTrust Alternative Loan Trust
2.522% (US0001M + 0.650%) due 12/25/2035 ^~	713	593
WaMu Mortgage Pass-Through Certificates Trust
1.983% (12MTA + 0.700%) due 02/25/2047 ^~	325	290
2.142% (US0001M + 0.270%) due 12/25/2045 ~	39	39
2.182% (US0001M + 0.310%) due 01/25/2045 ~	6	6
2.277% (COF 11 + 1.500%) due 07/25/2046 ~	170	167
2.512% (US0001M + 0.640%) due 01/25/2045 ~	6	6
2.683% (12MTA + 1.400%) due 08/25/2042 ~	4	4
2.795% due 01/25/2037 ^~	25	24
3.036% due 12/25/2036 ^~	5	5
3.098% due 06/25/2033 ~	7	7
3.113% due 06/25/2037 ^~	63	59
3.254% due 12/25/2036 ^~	36	34
3.408% due 02/25/2033 ~	81	81
3.708% due 03/25/2034 ~	22	23
Washington Mutual Mortgage Pass-Through Certificates Trust
2.223% (12MTA + 0.940%) due 07/25/2046 ^~	53	39
Wells Fargo Mortgage-Backed Securities Trust
3.685% due 04/25/2036 ~	7	7

		12,754

U.S. GOVERNMENT AGENCIES 16.6%
Fannie Mae
1.992% (LIBOR01M + 0.120%) due 03/25/2034 ~	4	4
2.022% (LIBOR01M + 0.150%) due 08/25/2034 ~	2	2
2.272% (LIBOR01M + 0.400%) due 06/25/2036 ~	24	24

3.000% due 08/01/2042 - 08/01/2043		239	236
3.022% (US0012M + 1.272%) due 10/01/2034 ~		1	1
3.122% (US0012M + 1.375%) due 12/01/2034 ~		4	4
3.551% (H15T1Y + 2.360%) due 11/01/2034 ~		28	30
6.000% due 07/25/2044		20	23
Fannie Mae, TBA
3.500% due 04/01/2048 - 05/01/2048		24,200	24,206
4.000% due 05/01/2048		4,400	4,506
Freddie Mac
1.443% due 01/15/2038 ~(a)		374	20
1.925% (LIBOR01M + 0.350%) due 01/15/2038 ~		374	374
2.152% (LIBOR01M + 0.280%) due 09/25/2031 ~		17	17
2.401% (12MTA + 1.200%) due 10/25/2044 ~		36	36
3.000% due 03/01/2045		751	735
3.439% (H15T1Y + 2.275%) due 02/01/2029 ~		2	2
3.590% (US0012M + 1.807%) due 04/01/2037 ~		25	26
6.000% due 04/15/2036		269	296
Freddie Mac, TBA
3.000% due 04/12/2048		3,000	2,923
3.500% due 05/14/2048		5,000	5,001
Ginnie Mae
3.125% (H15T1Y + 1.500%) due 11/20/2024 ~		1	1
6.000% due 09/20/2038		5	5

			38,472

U.S. TREASURY OBLIGATIONS 3.7%
U.S. Treasury Bonds
2.875% due 05/15/2043 (o)		100	98
3.125% due 02/15/2043 (o)		100	103
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2022 (o)		1,223	1,206
0.125% due 07/15/2024 (m)(o)		783	765
0.500% due 01/15/2028 (k)		1,407	1,381
1.750% due 01/15/2028 (k)		2,366	2,600
2.500% due 01/15/2029 (k)(o)		1,720	2,036
3.875% due 04/15/2029 (k)		392	521

			8,710

Total United States (Cost $94,588)			98,004

SHORT-TERM INSTRUMENTS 14.5%
COMMERCIAL PAPER 1.7%
Bank of Montreal
1.475% due 04/09/2018	CAD	300	233
1.479% due 04/02/2018		300	233
1.489% due 04/04/2018		400	310
1.492% due 04/05/2018		200	155
1.501% due 04/18/2018		100	77
1.504% due 04/02/2018		200	155
Bank of Nova Scotia
1.487% due 04/06/2018		200	155
1.488% due 04/05/2018		100	78
1.504% due 04/02/2018		200	155
Canadian Imperial Bank of Commerce
1.487% due 04/12/2018		400	310
1.488% due 04/16/2018		300	233
1.489% due 04/16/2018		300	233
HSBC Bank Canada
1.501% due 04/09/2018		100	78
1.505% due 04/06/2018		100	78
1.514% due 04/10/2018		400	310
1.514% due 04/12/2018		100	77
1.514% due 04/18/2018		300	233
National Bank of Canada
1.461% due 04/05/2018		100	78
1.474% due 04/18/2018		100	77
1.474% due 04/19/2018		200	155
Royal Bank of Canada
1.497% due 04/09/2018		100	78
1.500% due 04/06/2018		600	465
Toronto Dominion Bank
1.507% due 04/02/2018		100	78

			4,034

REPURCHASE AGREEMENTS (j) 0.3%			636

SHORT-TERM NOTES 0.0%
Letras del Banco Central de la Republica Argentina
26.200% due 05/16/2018	ARS	700	34

ARGENTINA TREASURY BILLS 0.5%
22.044% due 04/13/2018 - 12/14/2018 (c)(d)		6,500	1,233

ITALY TREASURY BILLS 1.7%
(0.437)% due 04/30/2018 (c)(d)	EUR	3,200	3,939

JAPAN TREASURY BILLS 8.9%
(0.187)% due 04/05/2018 - 06/18/2018 (c)(d)	JPY	2,210,000	20,772

NIGERIA TREASURY BILLS 0.6%
15.548% due 11/22/2018 - 11/29/2018 (c)(d)	NGN	571,200	1,442

U.K. TREASURY BILLS 0.2%
0.240% due 04/20/2018 (d)(e)	GBP	300	421

U.S. TREASURY BILLS 0.6%
1.487% due 04/19/2018 (c)(d)(o)		$1,323	1,322

Total Short-Term Instruments (Cost $33,126)			33,833

Total Investments in Securities (Cost $261,539)			269,811

	SHARES
INVESTMENTS IN AFFILIATES 1.6%
SHORT-TERM INSTRUMENTS 1.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.6%
PIMCO Short Asset Portfolio		332,115	3,322
PIMCO Short-Term Floating NAV Portfolio III		43,680	432

Total Short-Term Instruments (Cost $3,759)			3,754

Total Investments in Affiliates (Cost $3,759)			3,754

Total Investments 117.9% (Cost $265,298)			$273,565
Financial Derivative Instruments (l)(n) (0.7)% (Cost or Premiums, net $1,687)			(1,738)
Other Assets and Liabilities, net (17.2)%			(39,727)

Net Assets 100.0%			$232,100

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Security is not accruing income as of the date of this report.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

(i)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Rise Ltd.	4.750%	01/31/2021	02/11/2014	$1,950	$1,943	0.84%

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.250%	03/29/2018	04/02/2018	$636	U.S. Treasury Notes 2.000% due 04/30/2024	$(650)	$636	$636

Total Repurchase Agreements						$(650)	$636	$636

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
GRE	2.050%	03/29/2018	04/05/2018		$(1,379)	$(1,379)
IND	1.630	02/09/2018	04/10/2018		(4,334)	(4,344)
SCX	0.530	03/15/2018	05/02/2018	GBP	(3,747)	(5,259)

Total Reverse Repurchase Agreements						$(10,982)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
TDM	1.650%	01/29/2018	04/13/2018	$(533)	$(533)

Total Sale-Buyback Transactions					$(533)

(k)	Securities with an aggregate market value of $11,656 have been pledged as collateral under the terms of master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended March 31, 2018 was $(12,367) at a weighted average interest rate of 1.095%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(l)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	$105.250	05/25/2018	6	$6	$0	$0
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	106.000	05/25/2018	68	68	1	0
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	107.750	05/25/2018	138	138	1	1
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	131.000	05/25/2018	5	5	0	0
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	131.500	05/25/2018	14	14	0	1
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	137.000	05/25/2018	6	6	0	0
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	137.500	05/25/2018	46	46	1	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	173.000	05/25/2018	4	4	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	175.000	05/25/2018	7	7	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	180.000	05/25/2018	4	4	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	182.000	05/25/2018	22	22	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond June 2018 Futures	106.000	05/25/2018	85	85	1	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond June 2018 Futures	110.000	05/25/2018	5	5	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond May 2018 Futures	108.000	05/25/2018	27	27	0	0

Total Purchased Options					$4	$2

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor June Futures	06/2018	242	EUR	74,680	$0	$0	$0
90-Day Eurodollar December Futures	12/2019	92		$22,359	7	0	(1)
90-Day Eurodollar March Futures	03/2019	235		57,228	(43)	0	(9)
90-Day Eurodollar September Futures	09/2018	204		49,789	(168)	0	(5)
Australia Government 3-Year Note June Futures	06/2018	7	AUD	598	1	1	0
Australia Government 10-Year Bond June Futures	06/2018	63		6,272	104	32	(5)
Euro-Bobl June Futures	06/2018	136	EUR	21,964	82	17	0
Euro-Bund 10-Year Bond June Futures	06/2018	30		5,885	68	8	0
Euro-Buxl 30-Year Bond June Futures	06/2018	7		1,424	40	0	(3)
Euro-Schatz June Futures	06/2018	86		11,849	18	1	0
Put Options Strike @ EUR 110.600 on Euro-Schatz June 2018 Futures	05/2018	86		1	0	0	0
Put Options Strike @ EUR 149.500 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	30		0	0	0	0
U.S. Treasury 5-Year Note June Futures	06/2018	212		$24,266	133	23	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	117		18,775	604	135	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2018	262	GBP	45,452	(85)	9	(5)

					$761	$226	$(28)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	92		$(22,348)	$(18)	$0	$(1)
90-Day Eurodollar March Futures	03/2020	235		(57,108)	(18)	3	0
90-Day Eurodollar September Futures	09/2019	204		(49,610)	223	2	0
Call Options Strike @ EUR 160.000 on Euro-Bobl 10-Year Bond June 2018 Futures	05/2018	14	EUR	(11)	(4)	0	(1)
Canada Government 10-Year Bond June Futures	06/2018	4	CAD	(414)	(7)	0	(2)
Euro-BTP Italy Government Bond June Futures	06/2018	40	EUR	(6,831)	(147)	0	(54)
Euro-OAT France Government 10-Year Bond June Futures	06/2018	93		(17,690)	(363)	0	(32)
Put Options Strike @ EUR 129.500 on Euro-Bobl June 2018 Futures	05/2018	63		(2)	12	1	0
Put Options Strike @ EUR 156.500 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	14		(3)	3	1	0
U.S. Treasury 10-Year Note June Futures	06/2018	71		$(8,601)	(81)	0	(17)
U.S. Treasury 30-Year Bond June Futures	06/2018	37		(5,425)	(183)	0	(28)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2019	262	GBP	(45,333)	104	5	(27)
United Kingdom Long Gilt June Futures	06/2018	129		(22,229)	(287)	0	(123)

					$(766)	$12	$(285)

Total Futures Contracts					$(5)	$238	$(313)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Altria Group, Inc.	(1.000)%	Quarterly	12/20/2020	0.162%	$	500	$(14)	$3	$(11)	$0	$0
BASF SE	(1.000)	Quarterly	12/20/2020	0.138	EUR	200	(6)	0	(6)	0	0
Bayer AG	(1.000)	Quarterly	12/20/2020	0.190		200	(5)	(1)	(6)	0	0
Koninklijke DSM NV	(1.000)	Quarterly	12/20/2020	0.159		300	(9)	0	(9)	1	0
Pfizer, Inc.	(1.000)	Quarterly	12/20/2020	0.178	$	600	(17)	4	(13)	0	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.185		700	(19)	4	(15)	0	0
Telia Co. AB	(1.000)	Quarterly	12/20/2020	0.206	EUR	200	(5)	(1)	(6)	0	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.343		200	(4)	(1)	(5)	0	0
UnitedHealth Group, Inc.	(1.000)	Quarterly	12/20/2020	0.200	$	200	(6)	2	(4)	0	0

							$(85)	$10	$(75)	$1	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.311%	EUR	100	$2	$0	$2	$0	$0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.691		200	(3)	10	7	0	(1)
Telecom Italia SpA	1.000	Quarterly	06/20/2024	1.728		200	(15)	5	(10)	0	(1)

							$(16)	$15	$(1)	$0	$(2)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022		$1,500	$(114)	$14	$(100)	$0	$(6)
CDX.IG-29 5-Year Index	(1.000)	Quarterly	12/20/2022		11,800	(225)	2	(223)	0	(10)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022	EUR	6,400	(169)	(15)	(184)	0	(5)

						$(508)	$1	$(507)	$0	$(21)

Credit Default Swaps on Credit Indices - Sell Protection (2)

									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
	1.000%	Quarterly	06/20/2023		9,900	$(199)	$25	$(174)	$15	$0
CDX.EM-28 5-Year Index	1.000	Quarterly	12/20/2022		2,813	(12)	(8)	(20)	4	0

						$(211)	$17	$(194)	$19	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive (6)	1-Day USD-Federal Funds Rate Compounded-OIS	1.724%	Annual	09/19/2018		$28,700	$0	$11	$11	$1	$0
Pay	3-Month CAD-Bank Bill	1.400	Semi-Annual	09/13/2019	CAD	25,900	(49)	(148)	(197)	13	0
Receive	3-Month CAD-Bank Bill	2.200	Semi-Annual	06/16/2026		1,400	(20)	39	19	0	(4)
Receive	3-Month CAD-Bank Bill	1.850	Semi-Annual	09/15/2027		10,100	359	74	433	0	(30)
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	600	(4)	(5)	(9)	2	0
Pay (6)	3-Month NZD-BBR	2.500	Semi-Annual	02/14/2020	NZD	34,600	38	5	43	9	0
Pay	3-Month USD-LIBOR	1.945	Maturity	09/19/2018		$28,700	0	(26)	(26)	0	(1)
Pay (6)	3-Month USD-LIBOR	1.750	Semi-Annual	04/01/2019		135,800	(112)	(373)	(485)	0	(5)
Pay (6)	3-Month USD-LIBOR	0.000	Quarterly	03/02/2020		3,400	0	0	0	0	0
Receive (6)	3-Month USD-LIBOR	2.000	Semi-Annual	04/01/2020		135,800	76	442	518	0	(15)
Receive (6)	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		16,200	317	(41)	276	0	(1)
Pay	3-Month USD-LIBOR	2.071	Quarterly	06/12/2022		4,900	0	7	7	0	0
Pay	3-Month USD-LIBOR	2.178	Quarterly	06/19/2022		10,400	1	14	15	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		11,800	85	84	169	0	(4)
Receive (6)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		100	4	(1)	3	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		17,900	(376)	1,221	845	0	(11)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		31,700	(850)	224	(626)	63	0
Receive (6)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		9,100	510	(75)	435	0	(20)
Receive (6)	3-Month USD-LIBOR	2.098	Semi-Annual	07/01/2041		8,900	181	29	210	0	(7)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		11,400	(240)	444	204	0	(68)
Receive (6)	3-Month USD-LIBOR	2.953	Semi-Annual	11/12/2049		400	(3)	(2)	(5)	0	(3)
Receive (6)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		1,800	(15)	(9)	(24)	0	(11)
Pay (6)	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	87,200	19	5	24	0	(31)
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027		4,700	13	12	25	0	(2)
Receive (6)	6-Month EUR-EURIBOR	0.000	Annual	06/20/2020	EUR	14,700	(39)	0	(39)	1	(1)
Pay (6)	6-Month EUR-EURIBOR	0.000	Annual	09/19/2020		8,300	0	8	8	2	0
Pay	6-Month EUR-EURIBOR	2.500	Annual	03/21/2023		14,000	1,491	363	1,854	20	0
Pay (6)	6-Month EUR-EURIBOR	0.500	Annual	06/20/2023		16,400	30	43	73	13	0
Pay (6)	6-Month EUR-EURIBOR	0.500	Annual	09/19/2023		4,000	(21)	21	0	4	0
Pay (6)	6-Month EUR-EURIBOR	1.000	Annual	06/20/2028		3,200	(8)	3	(5)	3	(1)
Pay (6)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028		650	9	5	14	1	0
Receive (6)	6-Month EUR-EURIBOR	1.500	Annual	09/19/2048		11,750	236	(175)	61	24	0
Pay (6)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	21,300	5	(38)	(33)	7	0
Pay (6)	6-Month GBP-LIBOR	1.250	Annual	12/19/2019		16,400	24	(9)	15	8	0
Receive (6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		21,300	60	41	101	0	(17)
Pay(6)	6-Month GBP-LIBOR	1.250	Semi-Annual	09/19/2020		8,400	(1)	(2)	(3)	8	0
Receive (6)	6-Month GBP-LIBOR	1.500	Annual	12/18/2020		16,400	(26)	(1)	(27)	0	(12)
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023		2,800	(1)	(14)	(15)	0	(11)
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		7,300	120	(73)	47	0	(25)
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		950	(50)	(27)	(77)	0	(8)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/17/2021	JPY	370,000	(69)	17	(52)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		710,000	19	(36)	(17)	2	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		340,000	(7)	(1)	(8)	3	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	01/18/2028		20,000	0	(1)	(1)	0	0
Receive	6-Month JPY-LIBOR	0.351	Semi-Annual	02/08/2028		30,000	0	(2)	(2)	0	0
Receive	6-Month JPY-LIBOR	0.301	Semi-Annual	02/13/2028		40,000	3	(4)	(1)	0	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	02/16/2028		40,000	0	(2)	(2)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		140,000	10	(11)	(1)	1	0
Receive (6)	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		1,720,000	24	(134)	(110)	7	0
Receive (6)	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		1,720,000	(5)	(136)	(141)	7	0
Pay	6-Month JPY-LIBOR	1.500	Semi-Annual	06/19/2033		1,340,000	1,790	134	1,924	0	(11)
Pay	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		240,000	230	30	260	0	(1)
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		740,000	(1,132)	(120)	(1,252)	8	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		110,000	115	(20)	95	1	0
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		270,000	(21)	(81)	(102)	2	0
Pay	28-Day MXN-TIIE	7.680	Lunar	12/29/2022	MXN	273,900	15	161	176	33	0
Pay	28-Day MXN-TIIE	7.740	Lunar	02/22/2027		6,300	1	2	3	2	0

							$2,736	$1,872	$4,608	$246	$(300)

Total Swap Agreements							$1,916	$1,915	$3,831	$266	$(323)

(m)	Securities with an aggregate market value of $754 and cash of $5,380 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	05/2018	GBP	235		$333	$3	$0
	05/2018		$237	AUD	302	0	(5)
	05/2018		363	EUR	292	0	(2)
	05/2018		259	GBP	186	2	0
BOA	04/2018	DKK	63,039		$9,940	0	(465)
	04/2018	JPY	40,000		378	2	0
	04/2018		$669	DKK	4,000	0	(9)
	04/2018		507	RUB	29,650	9	0
	05/2018	ARS	6		$0	0	0
	05/2018	AUD	335		266	8	0
	05/2018		$7,386	EUR	5,985	14	(15)
	05/2018		149	SEK	1,225	0	(2)
	05/2018		3,376	ZAR	40,802	54	0
	08/2018		158	AUD	201	0	(3)
BPS	04/2018	BRL	1,875		$576	8	0
	04/2018	DKK	9,250		1,371	0	(156)
	04/2018	JPY	270,000		2,439	0	(101)
	04/2018		$564	BRL	1,875	4	0
	04/2018		102	KRW	108,416	0	0
	05/2018	JPY	20,000		$188	0	(1)
	05/2018		$574	BRL	1,875	0	(7)
	05/2018		1,152	MXN	21,250	10	0
	06/2018		6	ARS	129	0	0
	08/2018		106	AUD	136	0	(2)
BRC	04/2018	GBP	300		$420	0	(1)
	05/2018	ARS	700		33	0	(1)
CBK	04/2018	BRL	2,200		662	0	(4)
	04/2018	CAD	400		306	0	(4)
	04/2018	DKK	12,449		1,979	0	(76)
	04/2018	JPY	190,000		1,798	12	0
	04/2018		$677	BRL	2,200	0	(10)
	04/2018		6,588	DKK	39,803	0	(18)
	04/2018		3,430	GBP	2,439	0	(8)
	04/2018		125	KRW	133,437	1	0
	05/2018	AUD	2,512		$1,934	6	(1)
	05/2018	EUR	1,421		1,757	3	0
	05/2018	GBP	667		937	0	0
	05/2018	JPY	60,000		552	0	(13)
	05/2018		$119	BRL	396	1	0
	05/2018		362	EUR	293	0	0
	05/2018		2,541	GBP	1,809	6	(4)
	05/2018		1,693	TRY	6,643	0	(34)
	06/2018	INR	113,381		$1,731	3	0
	07/2018	DKK	38,938		6,488	17	0
	08/2018		$31	ARS	640	0	(2)
DUB	04/2018	BRL	2,800		$847	0	(1)
	04/2018	JPY	40,000		376	0	0
	04/2018	TRY	133		34	0	0
	04/2018		$842	BRL	2,800	6	0
	04/2018		511	DKK	3,240	24	0
	04/2018		1,115	RUB	63,378	0	(11)
	05/2018		845	BRL	2,800	1	0
	05/2018		307	NOK	2,400	0	(1)
	07/2018	BRL	2,080		$590	0	(35)
	01/2019		$692	EUR	550	1	0
FBF	04/2018	BRL	475		$146	2	0
	04/2018		$143	BRL	475	1	0
	05/2018		12,965	CHF	12,060	0	(308)
	05/2018		424	RUB	24,008	0	(8)
GLM	04/2018	BRL	2,800		$864	16	0
	04/2018	CAD	2,400		1,860	3	(6)
	04/2018	DKK	10,303		1,514	0	(186)
	04/2018	EUR	1,000		1,171	0	(62)
	04/2018	TRY	90		23	0	0
	04/2018		$847	BRL	2,800	1	0
	04/2018		2,147	CAD	2,763	0	(2)
	04/2018		368	KRW	418,011	26	0
	04/2018		147	RUB	8,425	0	0
	05/2018	EUR	20,271		$25,040	25	0
	05/2018	SEK	67,230		8,380	296	0
	05/2018		$12,631	AUD	16,143	0	(232)
	05/2018		813	EUR	648	0	(14)
	05/2018		10,276	JPY	1,105,195	137	(1)
	05/2018	ZAR	1,873		$157	0	(1)
	06/2018		$3,383	CNH	21,490	32	0
	07/2018		865	COP	2,492,176	23	0
HUS	04/2018	CAD	800		$613	0	(8)
	04/2018	DKK	6,563		1,053	11	(42)
	04/2018	GBP	2,439		3,468	46	0
	04/2018	JPY	241,958		2,275	1	0
	04/2018	MXN	2,994		164	0	(1)
	04/2018	RUB	93,027		1,630	10	0
	04/2018		$354	CAD	456	0	0
	04/2018		1,391	DKK	8,315	0	(19)
	04/2018		1	KRW	1,069	0	0
	04/2018		1,629	RUB	93,027	0	(10)
	05/2018		446	AUD	575	0	(4)
	05/2018		178	BRL	586	0	(1)
	05/2018		274	CHF	258	0	(4)
	05/2018		5,635	GBP	3,979	8	(53)
	05/2018		7,531	MXN	141,042	183	0
	05/2018		1,667	RUB	96,686	9	0
	06/2018	JPY	30,000		$285	2	0
	06/2018	KRW	324,908		301	0	(6)
	06/2018		$20	CNH	124	0	0
	06/2018		265	IDR	3,662,409	0	0
	08/2018		63	ARS	1,303	0	(3)
	12/2018	EUR	478		$603	2	0
	12/2018		$596	AUD	750	0	(19)
	02/2019		318		400	0	(10)
	03/2019	BRL	338		$100	1	0
	03/2019		$100	MXN	1,969	3	0
JPM	04/2018	BRL	7,796		$2,346	0	(16)
	04/2018	CAD	2,711		2,104	5	(6)
	04/2018	JPY	280,000		2,530	0	(104)
	04/2018	KRW	1,211,432		1,109	0	(32)
	04/2018	NZD	4,866		3,511	0	(6)
	04/2018		$2,385	BRL	7,796	0	(24)
	04/2018		1,940	CAD	2,500	4	(3)
	04/2018		1,878	CLP	1,133,373	0	(1)
	04/2018		5,988	DKK	36,458	55	(26)
	04/2018		357	KRW	402,268	22	0
	04/2018		9,991	NZD	13,626	0	(144)
	05/2018	GBP	159		$224	1	0
	05/2018	NOK	1,735		223	1	0
	05/2018		$1,184	CAD	1,527	2	0
	05/2018		260	GBP	184	0	(1)
	05/2018		495	JPY	52,000	0	(5)
	05/2018		418	NOK	3,305	4	0
	05/2018		3,747	SEK	30,930	0	(32)
	11/2018	NGN	482,527		$1,284	2	(1)
MSB	04/2018	BRL	5,000		1,572	58	0
	04/2018	EUR	500		619	3	0
	04/2018	KRW	1,041,854		951	0	(30)
	04/2018	RUB	8,425		148	1	0
	04/2018		$1,504	BRL	5,000	10	0
	04/2018		95	KRW	106,827	6	0
	04/2018		148	RUB	8,425	0	(1)
	05/2018	JPY	370,000		$3,401	0	(84)
	05/2018		$895	ARS	18,768	14	0
	05/2018		15,222	NOK	119,410	30	0
	06/2018		1,717	RUB	97,987	0	(20)
	07/2018	PLN	2,017		$594	3	0
	08/2018		$8	ARS	156	0	0
RBC	04/2018	EUR	2,104		$2,460	0	(134)
	04/2018		$708	DKK	4,285	0	(1)
	05/2018	CHF	265		$280	1	0
	05/2018		$1,066	AUD	1,373	0	(11)
	05/2018		266	EUR	214	0	(1)
RYL	05/2018		263	CHF	245	0	(6)
SCX	05/2018		1,904	EUR	1,540	0	(3)
	06/2018		3,609	CNH	22,688	0	(4)
	06/2018		587	IDR	8,139,831	2	0
	11/2018	NGN	54,324		$144	0	0
SOG	04/2018	PLN	2,017		602	13	0
	04/2018		$2,631	EUR	2,102	0	(39)
	05/2018		846	CZK	17,558	6	0
	06/2018		2,064	RUB	120,246	18	0
	08/2018		8	ARS	176	0	0
	12/2018		603	EUR	478	0	(2)
UAG	04/2018	CAD	1,859		$1,427	0	(16)
	04/2018	EUR	2,004		2,350	0	(121)
	04/2018	JPY	490,000		4,424	0	(186)
	04/2018	NZD	8,760		6,387	56	0
	04/2018		$844	DKK	5,260	24	0
	05/2018	JPY	90,000		$828	0	(20)
	05/2018		$6,386	NZD	8,760	0	(56)
	06/2018	JPY	330,000		$3,129	14	0
	06/2018		$1,560	CNH	9,973	25	0
	06/2018		1,726	INR	112,492	0	(12)
	06/2018		1,359	KRW	1,438,737	0	(2)

Total Forward Foreign Currency Contracts						$1,413	$(3,142)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount			Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	120.000	04/17/2020		$	907	$17	$4
BRC	Put - OTC AUD versus USD	$	0.705	04/25/2018		AUD	15,200	1	1
	Call - OTC USD versus NOK	NOK	8.700	05/02/2018		$	16,000	2	1
CBK	Put - OTC GBP versus USD	$	1.315	05/04/2018		GBP	1,090	8	0
DUB	Put - OTC EUR versus USD		1.201	01/22/2019		EUR	1,100	15	12
	Put - OTC EUR versus USD		1.219	02/05/2019			1,915	27	31
	Call - OTC USD versus JPY	JPY	120.000	04/17/2020		$	667	12	3
GLM	Call - OTC USD versus JPY		120.000	04/20/2020			1,067	20	5
HUS	Put - OTC AUD versus USD	$	0.735	02/05/2019		AUD	2,400	24	31
	Put - OTC EUR versus USD		1.219	02/05/2019		EUR	268	4	4
	Call - OTC USD versus BRL	BRL	3.375	03/12/2019		$	500	27	27
	Put - OTC USD versus BRL		3.375	03/12/2019			500	27	24
SOG	Put - OTC EUR versus USD	$	1.185	12/12/2018		EUR	3,100	24	23

								$208	$166

Options on Securities
Counterparty	Description	Strike Price		Expiration Date	Notional Amount			Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 04/01/2048	$	73.000	04/05/2018	$		20,100	$1	$0
	Put - OTC Fannie Mae, TBA 4.000% due 04/01/2048		76.500	04/05/2018			21,000	0	0

								$1	$0

Total Purchased Options								$209	$166

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850%	05/16/2018	$	400	$0	$0
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		300	0	0
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		800	(1)	(1)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		300	(1)	(1)
	Call - OTC iTraxx Europe 28 5-Year Index	Buy	0.475	04/18/2018	EUR	7,300	(6)	(3)
	Put - OTC iTraxx Europe 28 5-Year Index	Sell	0.700	04/18/2018		7,300	(8)	(1)
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	$	300	0	0
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		300	(1)	(1)
FBF	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018		600	(1)	0
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	06/20/2018		300	(1)	0
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		600	(1)	(1)

							$(20)	$(8)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC USD versus KRW	KRW	1,075.000	04/25/2018	$	275	$(6)	$(5)
CBK	Put - OTC GBP versus USD	$	1.295	05/04/2018	GBP	1,827	(19)	0
CLY	Call - OTC AUD versus USD		0.796	08/16/2018	AUD	261	(5)	(2)
	Put - OTC AUD versus USD		0.796	08/16/2018		261	(5)	(9)
DUB	Call - OTC EUR versus USD		1.332	01/22/2019	EUR	1,100	(15)	(12)
	Call - OTC EUR versus USD		1.357	02/05/2019		1,915	(28)	(16)
	Put - OTC USD versus CAD	CAD	1.229	04/06/2018	$	1,800	(8)	0
	Call - OTC USD versus TRY	TRY	3.990	04/20/2018		135	(1)	(1)
FBF	Call - OTC AUD versus USD	$	0.796	08/16/2018	AUD	83	(2)	(1)
	Put - OTC AUD versus USD		0.796	08/16/2018		83	(2)	(3)
GLM	Put - OTC AUD versus CAD	CAD	0.961	06/29/2018		1,100	(6)	(4)
	Call - OTC AUD versus CAD		1.024	06/29/2018		1,100	(6)	(2)
	Put - OTC CAD versus JPY	JPY	76.700	06/19/2018	CAD	1,200	(16)	(3)
	Call - OTC USD versus BRL	BRL	3.892	07/02/2018	$	900	(87)	(1)
	Put - OTC USD versus BRL		3.892	07/02/2018		900	(87)	(153)
	Put - OTC USD versus KRW	KRW	1,075.000	04/20/2018		160	(3)	(3)
	Call - OTC USD versus TRY	TRY	4.000	04/13/2018		109	(1)	(1)
HUS	Call - OTC AUD versus USD	$	0.825	12/04/2018	AUD	2,400	(31)	(12)
	Call - OTC EUR versus USD		1.357	02/05/2019	EUR	268	(4)	(2)
	Call - OTC USD versus MXN	MXN	19.695	03/12/2019	$	500	(27)	(21)
	Put - OTC USD versus MXN		19.695	03/12/2019		500	(27)	(35)
JPM	Put - OTC AUD versus CAD	CAD	0.961	06/29/2018	AUD	1,259	(6)	(4)
	Call - OTC AUD versus CAD		1.024	06/29/2018		1,259	(5)	(3)
	Put - OTC USD versus KRW	KRW	1,075.000	04/25/2018	$	5	0	0
MSB	Call - OTC AUD versus USD	$	0.796	08/16/2018	AUD	217	(4)	(1)
	Put - OTC AUD versus USD		0.796	08/16/2018		217	(5)	(7)

							$(406)	$(301)

Total Written Options							$(426)	$(309)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.174%	$100	$(3)	$0	$0	$(3)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.174	1,000	(36)	2	0	(34)
BRC	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.174	800	(28)	1	0	(27)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.174	400	(14)	1	0	(13)
GST	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.174	700	(24)	0	0	(24)

							$(105)	$4	$0	$(101)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Shire Acquisitions Investments Ireland DAC	1.000%	Quarterly	12/20/2021	1.116%	EUR 100	$(4)	$3	$0	$(1)

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date (5)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Floating rate equal to 3-Month AUD-LIBOR plus 0.362% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	09/26/2027	AUD	1,300	$1,031	$5	$(38)	$0	$(33)
	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/05/2027		800	630	(2)	(14)	0	(16)
DUB	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	300	366	0	52	52	0
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/06/2027	AUD	262	205	1	(5)	0	(4)
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	600	732	17	86	103	0

								$21	$81	$155	$(53)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive (6)	1-Year ILS-TELBOR	0.370%	Annual	06/20/2020	ILS	7,500	$0	$(2)	$0	$(2)
	Pay (6)	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		1,600	0	9	9	0
BRC	Receive (6)	1-Year ILS-TELBOR	0.374	Annual	06/20/2020		30,100	0	(10)	0	(10)
	Pay (6)	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		6,500	0	28	28	0
DUB	Receive (6)	1-Year ILS-TELBOR	0.414	Annual	06/20/2020		16,500	0	(9)	0	(9)
	Pay (6)	1-Year ILS-TELBOR	2.100	Annual	06/20/2028		3,500	0	29	29	0
GLM	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020		14,800	0	(1)	0	(1)
	Receive (6)	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		15,400	1	(6)	0	(5)
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		3,200	0	15	15	0
	Pay (6)	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		3,300	0	18	18	0
HUS	Receive (6)	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		5,100	0	(1)	0	(1)
	Pay (6)	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		1,100	0	6	6	0
JPM	Receive	3-Month KRW-KORIBOR	2.005	Quarterly	07/10/2027	KRW	2,520,100	0	61	61	0
SOG	Receive	3-Month KRW-KORIBOR	2.025	Quarterly	07/10/2027		5,588,900	71	55	126	0

								$72	$192	$292	$(28)

Volatility Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.800%	Maturity	06/24/2019	$2	$0	$2	$2	$0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.750	Maturity	06/26/2019	3	0	4	4	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	Maturity	06/24/2019	2	0	(2)	0	(2)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	Maturity	06/26/2019	3	0	(4)	0	(4)

							$0	$0	$6	$(6)

Total Swap Agreements							$(16)	$280	$453	$(189)

(o)	Securities with an aggregate market value of $2,437 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(6)	This instrument has a forward starting effective date.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$766	$0	$766
Australia
Corporate Bonds & Notes	0	603	0	603
Non-Agency Mortgage-Backed Securities	0	498	0	498
Sovereign Issues	0	662	0	662
Bermuda
Loan Participations and Assignments	0	0	1,943	1,943
Brazil
Corporate Bonds & Notes	0	1,840	0	1,840
Canada
Corporate Bonds & Notes	0	3,210	0	3,210
Non-Agency Mortgage-Backed Securities	0	768	0	768
Sovereign Issues	0	7,627	0	7,627
Cayman Islands
Asset-Backed Securities	0	9,000	0	9,000
Corporate Bonds & Notes	0	292	0	292
Denmark
Corporate Bonds & Notes	0	7,863	0	7,863
France
Corporate Bonds & Notes	0	3,792	0	3,792
Sovereign Issues	0	7,814	0	7,814
Germany
Corporate Bonds & Notes	0	2,079	0	2,079
Guernsey, Channel Islands
Corporate Bonds & Notes	0	860	0	860
Ireland
Asset-Backed Securities	0	1,606	0	1,606
Corporate Bonds & Notes	0	590	0	590
Sovereign Issues	0	659	0	659
Israel
Sovereign Issues	0	388	0	388
Italy
Corporate Bonds & Notes	0	2,842	0	2,842
Non-Agency Mortgage-Backed Securities	0	604	0	604
Sovereign Issues	0	5,026	0	5,026
Japan
Corporate Bonds & Notes	0	1,603	0	1,603
Sovereign Issues	0	8,271	0	8,271
Kuwait
Sovereign Issues	0	2,063	0	2,063
Luxembourg
Corporate Bonds & Notes	0	1,647	0	1,647
Netherlands
Asset-Backed Securities	0	370	0	370
Corporate Bonds & Notes	0	5,097	0	5,097
Norway
Corporate Bonds & Notes	0	588	0	588
Sovereign Issues	0	220	0	220
Poland
Sovereign Issues	0	588	0	588
Portugal
Corporate Bonds & Notes	0	150	0	150
Qatar
Sovereign Issues	0	207	0	207
Saudi Arabia
Sovereign Issues	0	2,687	0	2,687
Singapore
Corporate Bonds & Notes	0	186	0	186
Slovenia
Sovereign Issues	0	1,115	0	1,115
South Korea
Corporate Bonds & Notes	0	195	0	195
Spain
Corporate Bonds & Notes	0	208	0	208
Sovereign Issues	0	9,769	0	9,769
Supranational
Corporate Bonds & Notes	0	1,135	0	1,135
Sweden
Corporate Bonds & Notes	0	11,738	0	11,738
Switzerland
Corporate Bonds & Notes	0	2,639	0	2,639
Sovereign Issues	0	154	0	154
Turkey
Sovereign Issues	0	100	0	100
United Arab Emirates
Sovereign Issues	0	1,149	0	1,149
United Kingdom
Corporate Bonds & Notes	0	14,078	0	14,078
Non-Agency Mortgage-Backed Securities	0	5,294	0	5,294
Sovereign Issues	0	5,391	0	5,391
United States
Asset-Backed Securities	0	7,080	0	7,080
Corporate Bonds & Notes	0	28,118	0	28,118
Loan Participations and Assignments	0	788	0	788
Municipal Bonds & Notes	0	2,082	0	2,082
Non-Agency Mortgage-Backed Securities	0	12,754	0	12,754
U.S. Government Agencies	0	38,472	0	38,472
U.S. Treasury Obligations	0	8,710	0	8,710
Short-Term Instruments
Commercial Paper	0	4,034	0	4,034
Repurchase Agreements	0	636	0	636
Short-Term Notes	0	34	0	34
Argentina Treasury Bills	0	1,233	0	1,233
Italy Treasury Bills	0	3,939	0	3,939
Japan Treasury Bills	0	20,772	0	20,772
Nigeria Treasury Bills	0	1,442	0	1,442
U.K. Treasury Bills	0	421	0	421
U.S. Treasury Bills	0	1,322	0	1,322
	$0	$267,868	$1,943	$269,811

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,754	$0	$0	$3,754

Total Investments	$3,754	$267,868	$1,943	$273,565

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	238	268	0	506
Over the counter	0	2,032	0	2,032
	$238	$2,300	$0	$2,538

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(313)	(323)	0	(636)
Over the counter	0	(3,640)	0	(3,640)

	$(313)	$(3,963)	$0	$(4,276)

Total Financial Derivative Instruments	$(75)	$(1,663)	$0	$(1,738)

Totals	$3,679	$266,205	$1,943	$271,827

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Global Core Bond (Hedged) Portfolio

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 117.6% ¤
ARGENTINA 0.3%
SOVEREIGN ISSUES 0.3%
Argentina Government International Bond
3.375% due 01/15/2023	EUR	100	$122
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	1,630	83
27.250% due 06/21/2020 ~		1,940	103

Total Argentina (Cost $325)			308

AUSTRALIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Sydney Airport Finance Co. Pty. Ltd.
3.625% due 04/28/2026		$400	390

Total Australia (Cost $401)			390

BRAZIL 0.6%
CORPORATE BONDS & NOTES 0.6%
Odebrecht Oil & Gas Finance Ltd.
0.000% due 04/30/2018 (f)(i)		$101	3
Petrobras Global Finance BV
6.125% due 01/17/2022		100	107
6.250% due 03/17/2024		400	423
7.375% due 01/17/2027		200	217

Total Brazil (Cost $718)			750

CANADA 5.5%
CORPORATE BONDS & NOTES 0.2%
Air Canada Pass-Through Trust
3.300% due 07/15/2031		$100	98
Enbridge, Inc.
2.825% (US0003M + 0.700%) due 06/15/2020 ~		100	100

			198

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Canadian Mortgage Pools
1.680% due 06/01/2020	CAD	192	149
1.880% due 07/01/2020		458	358
1.880% due 08/01/2020		136	106

			613

SOVEREIGN ISSUES 4.8%
Canada Housing Trust
2.400% due 12/15/2022		2,800	2,187
Canadian Government Real Return Bond
1.500% due 12/01/2044 (h)		114	110
Province of Alberta
1.250% due 06/01/2020		400	306
2.350% due 06/01/2025		600	456
Province of Ontario
2.400% due 06/02/2026		2,300	1,747
2.500% due 09/10/2021		$800	790

			5,596

Total Canada (Cost $6,481)			6,407

CAYMAN ISLANDS 3.8%
ASSET-BACKED SECURITIES 3.5%
Avery Point CLO Ltd.
2.854% (US0003M + 1.120%) due 01/18/2025 ~		$400	400
Blue Hill CLO Ltd.
2.902% (US0003M + 1.180%) due 01/15/2026 ~		231	231

Carlyle Global Market Strategies CLO Ltd.
2.862% (US0003M + 1.140%) due 10/16/2025 ~		500	500
Cent CLO Ltd.
2.970% (US0003M + 1.210%) due 07/27/2026 ~		500	501
CIFC Funding Ltd.
3.144% (US0003M + 1.200%) due 05/24/2026 ~		300	300
Flagship Ltd.
2.865% (US0003M + 1.120%) due 01/20/2026 ~		500	500
JMP Credit Advisors CLO Ltd.
2.567% due 01/17/2028 ~		300	300
Monarch Grove CLO
2.443% due 01/25/2028 ~		300	300
NewMark Capital Funding CLO Ltd.
2.555% (US0003M + 1.220%) due 06/30/2026 ~		300	300
Sudbury Mill CLO Ltd.
2.881% (US0003M + 1.150%) due 01/17/2026 ~		500	501
TICP CLO Ltd.
0.000% due 04/20/2028 ~(b)		300	300

			4,133

CORPORATE BONDS & NOTES 0.3%
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		213	206
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.200% PIK)
7.720% due 12/01/2026 (c)		642	191

			397

Total Cayman Islands (Cost $4,892)			4,530

DENMARK 5.1%
CORPORATE BONDS & NOTES 5.1%
BRFkredit A/S
2.000% due 10/01/2047	DKK	1,269	211
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2047		4,110	683
2.000% due 10/01/2050		1,297	213
2.500% due 10/01/2037		492	87
2.500% due 10/01/2047		2	0
3.000% due 10/01/2047		51	9
Nykredit Realkredit A/S
2.000% due 10/01/2047		5,267	876
2.500% due 10/01/2037		1,797	316
2.500% due 10/01/2047		13	2
Realkredit Danmark A/S
1.000% due 04/01/2018		14,400	2,377
2.000% due 10/01/2047		6,437	1,070
2.500% due 10/01/2037		576	101
2.500% due 07/01/2047		118	20

Total Denmark (Cost $5,272)			5,965

FRANCE 3.3%
CORPORATE BONDS & NOTES 1.9%
Altice France S.A.
7.375% due 05/01/2026		$300	287
Danone S.A.
3.000% due 06/15/2022		200	197
Dexia Credit Local S.A.
1.875% due 09/15/2021		900	871
2.250% due 02/18/2020		250	248
2.500% due 01/25/2021		400	397
Electricite de France S.A.
4.600% due 01/27/2020		200	206

			2,206

SOVEREIGN ISSUES 1.4%
France Government International Bond
2.000% due 05/25/2048 (l)	EUR	900	1,224
3.250% due 05/25/2045 (l)		200	344

			1,568

Total France (Cost $3,601)			3,774

GERMANY 0.7%
CORPORATE BONDS & NOTES 0.7%
Deutsche Bank AG
2.560% due 01/22/2021 ~		$200	199
4.250% due 10/14/2021		500	508

Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	100	82

Total Germany (Cost $777)			789

IRELAND 0.4%
CORPORATE BONDS & NOTES 0.4%
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019		$300	308
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		200	195

Total Ireland (Cost $509)			503

ISRAEL 0.2%
SOVEREIGN ISSUES 0.2%
Israel Government International Bond
3.250% due 01/17/2028		$200	195

Total Israel (Cost $199)			195

ITALY 4.0%
CORPORATE BONDS & NOTES 1.4%
Banca Carige SpA
3.875% due 10/24/2018	EUR	300	377
Intesa Sanpaolo SpA
6.250% due 05/16/2024 •(i)(j)		200	269
6.625% due 05/08/2018		200	248
7.750% due 01/11/2027 •(i)(j)		200	301
Wind Tre SpA
3.125% due 01/20/2025		400	435

			1,630

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
Claris Abs SRL
0.076% (EUR006M + 0.350%) due 10/31/2060 ~		615	757
F-E Mortgages SRL
0.003% (EUR003M + 0.330%) due 12/15/2043 ~		20	25

			782

SOVEREIGN ISSUES 1.9%
Italy Buoni Poliennali Del Tesoro
1.450% due 11/15/2024		700	879
2.800% due 03/01/2067		400	467
Italy Government International Bond
6.000% due 08/04/2028	GBP	500	873

			2,219

Total Italy (Cost $4,696)			4,631

JAPAN 4.2%
CORPORATE BONDS & NOTES 0.4%
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		$200	199
3.455% due 03/02/2023		300	300

			499

SOVEREIGN ISSUES 3.8%
Japan Bank for International Cooperation
2.000% due 11/04/2021		200	194
2.375% due 07/21/2022		200	195
2.500% due 06/01/2022		200	196
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		600	585
Japan Government International Bond
0.400% due 03/20/2036	JPY	210,000	1,965
0.500% due 09/20/2046		110,000	977

Tokyo Metropolitan Government
2.000% due 05/17/2021		$300	291

			4,403

Total Japan (Cost $5,110)			4,902

KUWAIT 0.8%
SOVEREIGN ISSUES 0.8%
Kuwait International Government Bond
2.750% due 03/20/2022		$200	196
3.500% due 03/20/2027		700	688

Total Kuwait (Cost $893)			884

LUXEMBOURG 0.4%
CORPORATE BONDS & NOTES 0.4%
Emerald Bay S.A.
0.000% due 10/08/2020 (f)	EUR	286	330
Holcim U.S. Finance SARL & Cie SCS
6.000% due 12/30/2019		$100	105

Total Luxembourg (Cost $404)			435

NETHERLANDS 3.3%
ASSET-BACKED SECURITIES 0.4%
Jubilee CLO BV
0.473% due 12/15/2029 ~	EUR	400	491

CORPORATE BONDS & NOTES 2.9%
British Transco International Finance BV
0.000% due 11/04/2021 (f)		$200	180
ING Bank NV
2.625% due 12/05/2022		1,500	1,472
4.125% due 11/21/2023 •		1,300	1,308
Mylan NV
3.750% due 12/15/2020		100	101
NXP BV
4.125% due 06/15/2020		200	203
Stichting AK Rabobank Certificaten
6.500% (i)	EUR	50	75
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019		$100	97

			3,436

Total Netherlands (Cost $3,907)			3,927

NORWAY 0.4%
CORPORATE BONDS & NOTES 0.3%
DNB Boligkreditt A/S
2.500% due 03/28/2022		$300	294

SOVEREIGN ISSUES 0.1%
Norway Government International Bond
3.750% due 05/25/2021	NOK	1,100	151

Total Norway (Cost $457)			445

PERU 0.0%
SOVEREIGN ISSUES 0.0%
Peru Government International Bond
8.200% due 08/12/2026	PEN	100	39

Total Peru (Cost $37)			39

POLAND 0.2%
SOVEREIGN ISSUES 0.2%
Poland Government International Bond
2.250% due 04/25/2022	PLN	900	265

Total Poland (Cost $224)			265

PORTUGAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(d)	EUR	300	113

Total Portugal (Cost $339)			113

SAUDI ARABIA 1.2%
SOVEREIGN ISSUES 1.2%
Saudi Government International Bond
2.375% due 10/26/2021		$1,000	964
2.875% due 03/04/2023		300	289
3.250% due 10/26/2026		200	188

Total Saudi Arabia (Cost $1,489)			1,441

SINGAPORE 0.2%
CORPORATE BONDS & NOTES 0.2%
BOC Aviation Ltd.
2.750% due 09/18/2022		$200	191

Total Singapore (Cost $199)			191

SPAIN 2.2%
CORPORATE BONDS & NOTES 0.9%
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(i)(j)	EUR	200	267
Merlin Properties Socimi S.A.
2.225% due 04/25/2023		400	518
Telefonica Emisiones S.A.U.
5.134% due 04/27/2020		$300	312

			1,097

SOVEREIGN ISSUES 1.3%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	175	217
4.900% due 09/15/2021		100	135
4.950% due 02/11/2020		300	397
Spain Government International Bond
0.250% due 04/30/2018		200	246
2.900% due 10/31/2046		400	569

			1,564

Total Spain (Cost $2,512)			2,661

SWEDEN 4.3%
CORPORATE BONDS & NOTES 4.3%
Lansforsakringar Hypotek AB
1.250% due 09/20/2023	SEK	5,300	647
2.250% due 09/21/2022		5,000	642
Nordea Hypotek AB
1.000% due 04/08/2022		8,300	1,015
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021		2,000	249
Stadshypotek AB
1.500% due 12/15/2021		4,000	499
4.500% due 09/21/2022		7,000	982
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022		2,000	247
2.000% due 06/17/2026		1,000	125
Swedbank Hypotek AB
1.000% due 09/15/2021		1,800	221
1.000% due 06/15/2022		3,100	378

Total Sweden (Cost $4,687)			5,005

SWITZERLAND 0.9%
CORPORATE BONDS & NOTES 0.9%
UBS AG
2.200% due 06/08/2020		$200	196
2.450% due 12/01/2020		200	197

2.486% due 12/01/2020 ~		200	200
2.627% (US0003M + 0.580%) due 06/08/2020 ~		300	301
5.125% due 05/15/2024 (j)		200	205

Total Switzerland (Cost $1,105)			1,099

UNITED ARAB EMIRATES 0.4%
SOVEREIGN ISSUES 0.4%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		$300	290
3.125% due 10/11/2027		200	189

Total United Arab Emirates (Cost $498)			479

UNITED KINGDOM 8.5%
CORPORATE BONDS & NOTES 4.3%
Barclays Bank PLC
7.625% due 11/21/2022 (j)		$500	550
Barclays PLC
6.500% due 09/15/2019 •(i)(j)	EUR	200	262
8.250% due 12/15/2018 •(i)(j)		$290	300
British Telecommunications PLC
9.125% due 12/15/2030		100	146
HSBC Holdings PLC
6.500% due 03/23/2028 •(i)(j)		200	204
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	500	873
5.125% due 03/07/2025		400	685
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(i)(j)		200	294
Nationwide Building Society
10.250% ~(i)		0	55
Santander UK Group Holdings PLC
2.875% due 08/05/2021		$300	294
4.750% due 09/15/2025		500	504
Tesco PLC
5.125% due 04/10/2047	EUR	100	148
Tesco Property Finance PLC
5.744% due 04/13/2040	GBP	49	79
Virgin Media Secured Finance PLC
4.875% due 01/15/2027		100	139
5.000% due 04/15/2027		100	139
Virgin Money PLC
2.250% due 04/21/2020		200	283

			4,955

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.5%
Alba PLC
0.770% (BP0003M + 0.190%) due 11/25/2042 ~		389	526
Eurosail PLC
1.554% (BP0003M + 0.950%) due 06/13/2045 ~		549	772
Newgate Funding PLC
0.736% (BP0003M + 0.130%) due 12/15/2050 ~		219	306
Ripon Mortgages PLC
1.326% (BP0003M + 0.800%) due 08/20/2056 ~		366	517
RMAC Securities PLC
0.772% (BP0003M + 0.170%) due 06/12/2044 ~		310	422
Southern Pacific Financing PLC
0.782% (BP0003M + 0.180%) due 06/10/2043 ~		242	338

			2,881

SOVEREIGN ISSUES 1.7%
United Kingdom Gilt
3.500% due 01/22/2045 (l)		1,000	1,933

Total United Kingdom (Cost $9,630)			9,769

UNITED STATES 47.5%
ASSET-BACKED SECURITIES 4.0%
Accredited Mortgage Loan Trust
2.002% (US0001M + 0.130%) due 02/25/2037 ~		$34	34
Argent Securities Trust
2.022% (US0001M + 0.150%) due 07/25/2036 ~		395	166
2.032% (US0001M + 0.160%) due 05/25/2036 ~		689	268
Bear Stearns Asset-Backed Securities Trust
2.192% (US0001M + 0.320%) due 01/25/2047 ~		183	183
Countrywide Asset-Backed Certificates
2.012% (US0001M + 0.140%) due 07/25/2037 ^~		266	232
2.642% (US0001M + 0.770%) due 11/25/2035 ~		6	6
4.774% due 07/25/2036 ~		48	49

Countrywide Asset-Backed Certificates Trust
3.122% (US0001M + 1.250%) due 07/25/2035 ~		700	701
Credit-Based Asset Servicing and Securitization LLC
3.882% due 03/25/2037 ^		303	173
First Franklin Mortgage Loan Trust
3.147% (US0001M + 1.275%) due 07/25/2034 ~		159	162
GSAA Home Equity Trust
2.322% (US0001M + 0.450%) due 08/25/2037 ~		72	68
Home Equity Mortgage Loan Asset-Backed Trust
2.112% (US0001M + 0.240%) due 04/25/2037 ~		319	243
MASTR Asset-Backed Securities Trust
2.082% (US0001M + 0.210%) due 05/25/2037 ~		432	411
Morgan Stanley ABS Capital, Inc. Trust
2.102% (US0001M + 0.230%) due 10/25/2036 ~		651	429
Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047 ^~		37	34
New Century Home Equity Loan Trust
4.077% due 06/20/2031 ~		459	428
NovaStar Mortgage Funding Trust
2.002% (US0001M + 0.130%) due 03/25/2037 ~		668	514
Option One Mortgage Loan Trust
2.012% (US0001M + 0.140%) due 03/25/2037 ~		82	73
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037		369	207
Structured Asset Investment Loan Trust
3.597% (US0001M + 1.725%) due 10/25/2034 ~		232	228
Structured Asset Securities Corp. Mortgage Loan Trust
2.032% (US0001M + 0.160%) due 03/25/2036 ~		22	22
Terwin Mortgage Trust
2.812% (US0001M + 0.940%) due 11/25/2033 ~		6	6

			4,637

CORPORATE BONDS & NOTES 11.6%
Air Lease Corp.
2.625% due 09/04/2018		200	200
Allergan Sales LLC
5.000% due 12/15/2021		200	209
Ally Financial, Inc.
3.600% due 05/21/2018		500	501
American Honda Finance Corp.
2.137% due 11/05/2021 ~		100	100
American Tower Corp.
2.800% due 06/01/2020		100	99
Andeavor Logistics LP
5.500% due 10/15/2019		100	103
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023		500	501
AT&T, Inc.
1.800% due 09/05/2026	EUR	200	251
2.672% (US0003M + 0.950%) due 07/15/2021 ~		$400	404
3.400% due 08/14/2024		500	503
Baker Hughes a GE Co. LLC
2.773% due 12/15/2022		100	98
Bank of America Corp.
5.875% due 03/15/2028 •(i)		200	201
BAT Capital Corp.
2.423% due 08/14/2020 ~		400	401
3.557% due 08/15/2027		100	96
4.390% due 08/15/2037		100	100
Broadcom Corp.
2.200% due 01/15/2021		100	97
Charter Communications Operating LLC
4.464% due 07/23/2022		500	511
6.384% due 10/23/2035		300	336
CIT Group, Inc.
3.875% due 02/19/2019		300	302
5.500% due 02/15/2019		67	69
Citigroup, Inc.
2.965% (US0003M + 0.930%) due 06/07/2019 ~		600	604
Cleco Corporate Holdings LLC
3.743% due 05/01/2026		300	286
CNH Industrial Capital LLC
3.375% due 07/15/2019		100	100
Continental Resources, Inc.
4.375% due 01/15/2028		100	98
CVS Health Corp.
4.100% due 03/25/2025		100	101
5.050% due 03/25/2048		100	105
D.R. Horton, Inc.
4.375% due 09/15/2022		100	104
Dell International LLC
3.480% due 06/01/2019		300	301
Delta Air Lines, Inc.
3.625% due 03/15/2022		100	100

DISH DBS Corp.
5.125% due 05/01/2020		200	200
EQT Corp.
4.875% due 11/15/2021		200	208
Equinix, Inc.
2.875% due 03/15/2024	EUR	100	122
ERAC USA Finance LLC
2.350% due 10/15/2019		$200	198
Ford Motor Credit Co. LLC
5.750% due 02/01/2021		200	212
GATX Corp.
2.507% due 11/05/2021 ~		100	101
Harris Corp.
2.247% due 04/30/2020 ~		100	100
International Lease Finance Corp.
8.250% due 12/15/2020		300	335
Komatsu Finance America, Inc.
2.437% due 09/11/2022		300	290
Kraft Heinz Foods Co.
2.381% due 02/10/2021 ~		100	100
Morgan Stanley
2.294% due 02/10/2021 ~		100	100
Navient Corp.
4.875% due 06/17/2019		100	101
Newell Brands, Inc.
2.875% due 12/01/2019		300	298
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~		300	300
Northwell Healthcare, Inc.
4.260% due 11/01/2047		100	99
Penske Truck Leasing Co. LP
3.950% due 03/10/2025		300	301
Public Service Enterprise Group, Inc.
2.000% due 11/15/2021		100	95
Rio Oil Finance Trust
9.250% due 07/06/2024		348	380
S&P Global, Inc.
2.500% due 08/15/2018		300	300
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		100	105
Solvay Finance America LLC
3.400% due 12/03/2020		200	201
Spectra Energy Partners LP
2.725% (US0003M + 0.700%) due 06/05/2020 ~		100	101
Springleaf Finance Corp.
6.000% due 06/01/2020		100	104
Sprint Capital Corp.
6.900% due 05/01/2019		100	103
Time Warner Cable LLC
6.750% due 07/01/2018		200	202
VEREIT Operating Partnership LP
4.875% due 06/01/2026		400	404
Verizon Communications, Inc.
3.125% due 03/16/2022		100	99
4.125% due 03/16/2027		200	203
VMware, Inc.
2.300% due 08/21/2020		100	97
Volkswagen Group of America Finance LLC
2.450% due 11/20/2019		200	198
Wells Fargo & Co.
2.851% (US0003M + 1.110%) due 01/24/2023 ~		300	304
WestRock Co.
3.750% due 03/15/2025		100	100
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		300	296
3.375% due 11/30/2021		300	299

			13,537

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
CenturyLink, Inc.
4.627% due 01/31/2025		100	98

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.0%
Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^		543	512
Banc of America Funding Trust
2.032% (US0001M + 0.210%) due 04/20/2047 ^~		174	157
6.000% due 07/25/2037 ^		103	97
Chase Mortgage Finance Trust
3.160% due 07/25/2037 ~		13	12
3.456% due 03/25/2037 ^~		87	86
Citigroup Mortgage Loan Trust
3.571% due 04/25/2037 ^~		82	71

Citigroup Mortgage Loan Trust, Inc.
4.516% due 08/25/2035 ^~		1,414	1,274
Countrywide Home Loan Mortgage Pass-Through Trust
6.250% due 09/25/2036 ^		68	55
Credit Suisse Mortgage Capital Certificates
3.434% due 02/26/2036 ~		48	48
Deutsche ALT-A Securities, Inc.
2.022% (US0001M + 0.150%) due 02/25/2047 ~		293	248
Deutsche ALT-B Securities, Inc.
5.945% due 02/25/2036 ^		104	102
GreenPoint Mortgage Funding Trust
2.332% (US0001M + 0.460%) due 06/25/2045 ~		105	98
JPMorgan Alternative Loan Trust
3.229% due 12/25/2036 ~		57	60
Merrill Lynch Mortgage Investors Trust
3.559% due 03/25/2036 ^~		216	168
Morgan Stanley Mortgage Loan Trust
3.911% due 09/25/2035 ^~		105	78
4.318% due 05/25/2036 ^~		114	91
PHH Alternative Mortgage Trust
6.000% due 05/25/2037 ^		101	91
Prime Mortgage Trust
6.000% due 06/25/2036 ^		96	95
Residential Accredit Loans, Inc. Trust
2.002% (US0001M + 0.130%) due 02/25/2037 ~		99	96
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2037 ^		71	68
Structured Asset Mortgage Investments Trust
2.102% (US0001M + 0.230%) due 02/25/2036 ~		37	35

			3,542

U.S. GOVERNMENT AGENCIES 24.6%
Fannie Mae
2.272% (LIBOR01M + 0.400%) due 06/25/2036 ~		12	12
2.672% (LIBOR01M + 0.800%) due 12/25/2039 ~		120	122
Fannie Mae, TBA
3.500% due 05/01/2048 - 06/01/2048		13,500	13,495
4.000% due 05/01/2048		11,000	11,265
Freddie Mac
1.443% due 01/15/2038 ~(a)		249	13
1.925% (LIBOR01M + 0.350%) due 01/15/2038 ~		249	249
3.000% due 02/01/2046		797	778
3.364% (H15T1Y + 2.243%) due 09/01/2037 ~		511	539
Freddie Mac, TBA
3.500% due 05/14/2048		1,000	1,000
Ginnie Mae
2.355% (US0001M + 0.780%) due 09/20/2066 ~		682	690
4.212% due 09/20/2066 ~		468	510

			28,673

U.S. TREASURY OBLIGATIONS 4.2%
U.S. Treasury Inflation Protected Securities (h)
0.125% due 04/15/2022 (p)		510	502
0.125% due 07/15/2024 (n)(p)		3,027	2,957
0.375% due 07/15/2025 (p)		209	206
0.500% due 01/15/2028		1,306	1,282

			4,947

Total United States (Cost $54,571)			55,434

SHORT-TERM INSTRUMENTS 18.8%
COMMERCIAL PAPER 1.7%
Bank of Montreal
1.489% due 04/04/2018	CAD	100	78
1.504% due 04/02/2018		200	155
Bank of Nova Scotia
1.487% due 04/06/2018		100	78
1.488% due 04/05/2018		100	78
1.504% due 04/02/2018		400	310
1.516% due 04/09/2018		300	233
Canadian Imperial Bank of Commerce
1.488% due 04/16/2018		100	77
1.489% due 04/16/2018		100	77
Royal Bank of Canada
1.500% due 04/06/2018		300	233
1.501% due 04/04/2018		100	78
1.501% due 04/16/2018		100	78
Toronto Dominion Bank
1.486% due 04/20/2018		100	77
1.488% due 04/18/2018		100	77
1.489% due 04/16/2018		100	78
1.500% due 04/05/2018		200	155

Toronto-Dominion Bank
1.498% due 04/06/2018		100	78

			1,940

REPURCHASE AGREEMENTS (k) 1.3%			1,517

SHORT-TERM NOTES 0.0%
Letras del Banco Central de la Republica Argentina
26.200% due 05/16/2018	ARS	300	14

ARGENTINA TREASURY BILLS 0.5%
22.389% due 04/13/2018 - 12/14/2018 (e)(f)		3,600	632

CZECH REPUBLIC TREASURY BILLS 0.3%
(0.811)% due 04/20/2018 (f)(g)	CZK	6,000	291

ITALY TREASURY BILLS 2.9%
(0.418)% due 04/30/2018 (e)(f)	EUR	2,700	3,324

JAPAN TREASURY BILLS 12.0%
(0.199)% due 04/09/2018 - 06/11/2018 (e)(f)	JPY	1,490,000	14,006

U.K. TREASURY BILLS 0.1%
0.240% due 04/20/2018 (f)(g)	GBP	100	140

Total Short-Term Instruments (Cost $21,610)			21,864

Total Investments in Securities (Cost $135,543)			137,195

	SHARES
INVESTMENTS IN AFFILIATES 5.9%
SHORT-TERM INSTRUMENTS 5.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.9%
PIMCO Short Asset Portfolio		399,578	3,997
PIMCO Short-Term Floating NAV Portfolio III		296,923	2,934

Total Short-Term Instruments (Cost $6,938)			6,931

Total Investments in Affiliates (Cost $6,938)			6,931

Total Investments 123.5% (Cost $142,481)			$144,126
Financial Derivative Instruments (m)(o) (0.5)% (Cost or Premiums, net $(505))			(539)
Other Assets and Liabilities, net (23.0)%			(26,841)

Net Assets 100.0%			$116,746

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Security is not accruing income as of the date of this report.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Coupon represents a yield to maturity.

(h)	Principal amount of security is adjusted for inflation.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Contingent convertible security.

Borrowings and Other Financing Transactions

(k)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.250%	03/29/2018	04/02/2018	$1,517	U.S. Treasury Notes 2.000% due 04/30/2024	$(1,552)	$1,517	$1,517

Total Repurchase Agreements						$(1,552)	$1,517	$1,517

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
IND	0.570%	03/15/2018	05/02/2018	GBP	(1,338)	$(1,877)
MEI	(0.460)	01/18/2018	04/19/2018	EUR	(1,096)	(1,348)

Total Reverse Repurchase Agreements						$(3,225)

(l)	Securities with an aggregate market value of $3,329 have been pledged as collateral under the terms of master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended March 31, 2018 was $(3,220) at a weighted average interest rate of 0.139%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(m)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	55		$13,367	$4	$0	$(1)
90-Day Eurodollar March Futures	03/2019	110		26,788	(20)	0	(4)
90-Day Eurodollar September Futures	09/2018	91		22,210	(60)	0	(2)
Australia Government 3-Year Note June Futures	06/2018	3	AUD	256	0	0	0
Australia Government 10-Year Bond June Futures	06/2018	6		597	10	3	0
Canada Government 10-Year Bond June Futures	06/2018	1	CAD	103	2	0	0
Euro-Bobl June Futures	06/2018	50	EUR	8,075	31	7	0
Euro-BTP Italy Government Bond June Futures	06/2018	2		342	9	3	0
Euro-Bund 10-Year Bond June Futures	06/2018	19		3,727	37	5	0
Euro-Buxl 30-Year Bond June Futures	06/2018	2		407	11	0	(1)
Euro-Schatz June Futures	06/2018	12		1,653	2	0	0
Japan Government 10-Year Bond June Futures	06/2018	3	JPY	4,251	2	0	(3)
U.S. Treasury 5-Year Note June Futures	06/2018	25		$2,862	17	3	0
U.S. Treasury 10-Year Note June Futures	06/2018	31		3,755	47	7	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	52		8,344	278	60	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2018	114	GBP	19,777	(54)	4	(2)

					$316	$92	$(13)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2020	55		$(13,360)	$(11)	$0	$(1)
90-Day Eurodollar March Futures	03/2020	110		(26,731)	(8)	1	0
90-Day Eurodollar September Futures	09/2019	91		(22,130)	80	1	0
Call Options Strike @ EUR 160.000 on Euro-Bobl 10-Year Bond June 2018 Futures	05/2018	7	EUR	(5)	(2)	0	0
Euro-OAT France Government 10-Year Bond June Futures	06/2018	15		(2,853)	(51)	0	(5)
Put Options Strike @ EUR 129.500 on Euro-Bobl June 2018 Futures	05/2018	31		(1)	6	1	0
Put Options Strike @ EUR 156.500 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	7		(1)	1	1	0
U.S. Treasury 30-Year Bond June Futures	06/2018	12		$(1,760)	(59)	0	(9)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2019	114	GBP	(19,725)	60	2	(12)
United Kingdom Long Gilt June Futures	06/2018	13		(2,240)	(18)	0	(13)

					$(2)	$6	$(40)

Total Futures Contracts					$314	$98	$(53)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Variation Margin (6)
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Altria Group, Inc.	(1.000)%	Quarterly	12/20/2020	0.162%		$500	$(15)	$4	$(11)	$0	$0
BASF SE	(1.000)	Quarterly	12/20/2020	0.138	EUR	200	(6)	0	(6)	0	0
Bayer AG	(1.000)	Quarterly	12/20/2020	0.190		200	(4)	(1)	(5)	0	0
Koninklijke DSM NV	(1.000)	Quarterly	12/20/2020	0.159		300	(9)	0	(9)	0	0
Pfizer, Inc.	(1.000)	Quarterly	12/20/2020	0.178		$300	(9)	2	(7)	0	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.185		400	(12)	3	(9)	0	0
Telia Co. AB	(1.000)	Quarterly	12/20/2020	0.206	EUR	100	(2)	(1)	(3)	0	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.343		300	(5)	(2)	(7)	1	0
UnitedHealth Group, Inc.	(1.000)	Quarterly	12/20/2020	0.200		$300	(8)	2	(6)	0	0

							$(70)	$7	$(63)	$1	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Variation Margin (6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Shell International Finance BV	1.000%	Quarterly	12/20/2026	0.691%	EUR	200	$(6)	$12	$6	$0	$(1)
Telecom Italia SpA	1.000	Quarterly	06/20/2024	1.728		100	(8)	3	(5)	0	0
Tesco PLC	1.000	Quarterly	06/20/2022	0.993		250	(12)	12	0	0	0

							$(26)	$27	$1	$0	$(1)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin (6)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.IG-29 5-Year Index	(1.000)%	Quarterly	12/20/2022		$3,900	$(77)	$3	$(74)	$0	$(4)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	7,200	(94)	(123)	(217)	0	(6)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		8,800	(233)	(20)	(253)	0	(6)

						$(404)	$(140)	$(544)	$0	$(16)

Credit Default Swaps on Credit Indices - Sell Protection (2)

									Variation Margin(6)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
	1.000%	Quarterly	06/20/2023		800	$(15)	$1	$(14)	$1	$0
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022		2,200	48	(7)	41	2	0
CDX.IG-30 5-Year Index	1.000	Quarterly	06/20/2023		4,200	72	(1)	71	4	0

						$105	$(7)	$98	$7	$0

Interest Rate Swaps

										Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive (7)	1-Day USD-Federal Funds Rate Compounded-OIS	1.724%	Annual	09/19/2018		$13,100	$0	$5	$5	$1	$0
Pay	3-Month CAD-Bank Bill	1.400	Semi-Annual	09/13/2019	CAD	11,900	(23)	(67)	(90)	6	0
Receive	3-Month CAD-Bank Bill	2.200	Semi-Annual	06/16/2026		2,200	(57)	87	30	0	(6)
Receive	3-Month CAD-Bank Bill	1.850	Semi-Annual	09/15/2027		2,500	58	49	107	0	(7)
Pay (7)	3-Month NZD-BBR	2.500	Semi-Annual	02/14/2020	NZD	16,800	19	2	21	5	0
Pay	3-Month USD-LIBOR	1.945	Maturity	09/19/2018		$13,100	0	(12)	(12)	0	(1)
Pay (7)	3-Month USD-LIBOR	1.750	Semi-Annual	04/01/2019		60,000	(49)	(165)	(214)	0	(2)
Pay (7)	3-Month USD-LIBOR	0.000	Quarterly	03/02/2020		5,000	0	0	0	1	0
Receive (7)	3-Month USD-LIBOR	2.000	Semi-Annual	04/01/2020		60,000	34	195	229	0	(6)
Receive (7)	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		8,900	174	(22)	152	0	(1)
Pay	3-Month USD-LIBOR	2.071	Quarterly	06/12/2022		2,100	0	3	3	0	0
Pay	3-Month USD-LIBOR	2.178	Quarterly	06/19/2022		4,700	0	7	7	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		15,600	(28)	251	223	0	(5)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		12,700	35	(225)	(190)	6	0
Pay (7)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		3,200	(121)	10	(111)	2	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		700	(6)	58	52	0	(1)
Receive (7)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		2,100	121	(19)	102	0	(3)
Receive (7)	3-Month USD-LIBOR	2.098	Semi-Annual	07/01/2041		3,800	34	56	90	0	(3)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		3,300	(108)	167	59	0	(20)
Receive (7)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		300	30	(6)	24	0	(2)
Pay (7)	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	32,200	6	3	9	0	(11)
Pay (7)	6-Month EUR-EURIBOR	0.000	Annual	09/19/2020	EUR	4,000	0	4	4	1	0
Pay (7)	6-Month EUR-EURIBOR	0.500	Annual	06/20/2023		2,800	5	7	12	2	0
Pay (7)	6-Month EUR-EURIBOR	0.500	Annual	09/19/2023		8,700	(48)	48	0	9	0
Pay (7)	6-Month EUR-EURIBOR	1.000	Annual	06/20/2028		100	(1)	1	0	0	0
Pay (7)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028		2,750	39	21	60	3	0
Receive (7)	6-Month EUR-EURIBOR	1.500	Annual	09/19/2048		1,400	31	(24)	7	3	0
Pay (7)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	9,600	1	(16)	(15)	3	0
Pay (7)	6-Month GBP-LIBOR	1.250	Annual	12/19/2019		8,100	12	(4)	8	4	0
Receive (7)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		9,600	29	16	45	0	(8)
Pay (7)	6-Month GBP-LIBOR	1.250	Semi-Annual	09/19/2020		3,800	0	(1)	(1)	4	0
Receive (7)	6-Month GBP-LIBOR	1.500	Annual	12/18/2020		8,100	(13)	0	(13)	0	(6)
Receive (7)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023		2,000	0	(10)	(10)	0	(7)
Receive (7)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		1,600	24	(14)	10	0	(6)
Receive (7)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		400	(21)	(11)	(32)	0	(3)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/18/2020	JPY	140,000	30	(45)	(15)	0	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	01/18/2028		10,000	0	(1)	(1)	0	0
Receive	6-Month JPY-LIBOR	0.351	Semi-Annual	02/08/2028		20,000	0	(1)	(1)	0	0
Receive	6-Month JPY-LIBOR	0.301	Semi-Annual	02/13/2028		40,000	2	(3)	(1)	0	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	02/16/2028		50,000	0	(3)	(3)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		110,000	8	(9)	(1)	0	0
Receive (7)	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		30,000	0	(2)	(2)	0	0
Receive (7)	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		20,000	0	(2)	(2)	0	0
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		80,000	(250)	115	(135)	1	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		40,000	42	(8)	34	0	0
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		10,000	(2)	(2)	(4)	0	0
Pay	28-Day MXN-TIIE	5.825	Lunar	01/12/2023	MXN	6,700	(30)	6	(24)	1	0

							$(23)	$439	$416	$53	$(98)

Total Swap Agreements							$(418)	$326	$(92)	$61	$(115)

(n)	Securities with an aggregate market value of $278 and cash of $1,477 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Unsettled variation margin liability of $(2) for closed swap agreements is outstanding at period end.
(7)	This instrument has a forward starting effective date.

(o)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	04/2018		$188	AUD	241	$0	$(3)
BOA	04/2018	DKK	19,361		$3,101	0	(95)
	06/2018		$252	IDR	3,486,322	1	0
BPS	04/2018	BRL	1,178		$362	5	0
	04/2018	DKK	24,891		3,709	0	(399)
	04/2018		$354	BRL	1,178	2	0
	04/2018		55	KRW	61,601	3	0
	05/2018	JPY	10,000		$94	0	0
	05/2018		$361	BRL	1,178	0	(5)
	06/2018	JPY	80,000		$755	0	0
	08/2018		$52	AUD	67	0	(1)
BRC	04/2018	GBP	100		$140	0	(1)
CBK	04/2018	BRL	700		211	0	(1)
	04/2018	DKK	4,708		748	0	(29)
	04/2018	EUR	218		269	1	0
	04/2018	GBP	4,141		5,824	14	0
	04/2018	JPY	130,000		1,230	8	0
	04/2018		$215	BRL	700	0	(3)
	04/2018		3,602	DKK	21,763	0	(10)
	04/2018		134	EUR	109	0	0
	04/2018		446	GBP	319	2	0
	04/2018		5	KRW	5,337	0	0
	05/2018	JPY	40,000		$368	0	(9)
	05/2018	TRY	551		136	0	(2)
	05/2018		$563	AUD	734	1	0
	05/2018		380	GBP	269	0	(2)
	05/2018		222	JPY	23,500	0	0
	05/2018		231	MXN	4,256	2	0
	05/2018		548	TRY	2,151	0	(11)
	06/2018	INR	14,271		$218	0	0
	06/2018	JPY	60,000		566	0	0
	07/2018	DKK	21,348		3,557	10	0
DUB	04/2018	BRL	900		272	0	0
	04/2018	JPY	20,000		188	0	0
	04/2018	TRY	67		17	0	0
	04/2018		$271	BRL	900	2	0
	05/2018		272		900	0	0
	07/2018	BRL	1,300		$369	0	(22)
	01/2019		$314	EUR	250	1	0
FBF	04/2018	BRL	156		$48	1	0
	04/2018		$47	BRL	156	0	0
	05/2018		99	RUB	5,623	0	(2)
GLM	04/2018	BRL	900		$278	5	0
	04/2018	CAD	1,500		1,163	1	(3)
	04/2018	DKK	1,313		192	0	(24)
	04/2018	EUR	7,948		9,770	44	(56)
	04/2018	TRY	43		11	0	0
	04/2018		$193	AUD	248	0	(2)
	04/2018		272	BRL	900	0	0
	04/2018		271	EUR	219	0	(1)
	04/2018		279	GBP	199	0	0
	04/2018		162	KRW	184,016	11	0
	04/2018		368	NOK	2,915	4	0
	05/2018	ARS	300		$14	0	0
	05/2018	EUR	831		1,028	3	0
	05/2018		$118	BRL	394	1	0
	05/2018		1,111	MXN	20,876	31	0
	06/2018		10	MYR	40	0	0
	07/2018		308	COP	885,980	8	0
HUS	04/2018	CAD	6,912		$5,466	105	(4)
	04/2018	JPY	4,897		46	0	0
	04/2018	SEK	4,585		553	4	0
	04/2018		$106	CAD	137	0	0
	04/2018		5,152	GBP	3,623	0	(68)
	04/2018		135	TRY	536	1	0
	05/2018	GBP	3,623		$5,158	68	0
	05/2018	SEK	4,780		576	2	0
	05/2018		$578	RUB	33,511	3	0
	06/2018	JPY	20,000		$190	1	0
	12/2018	EUR	154		194	1	0
	03/2019	BRL	203		60	0	0
	03/2019		$60	MXN	1,182	2	0
IND	04/2018	CAD	200		$155	0	0
JPM	04/2018	AUD	1,031		795	3	0
	04/2018	BRL	3,082		927	0	(6)
	04/2018	CAD	568		440	1	(2)
	04/2018	EUR	225		279	2	0
	04/2018	JPY	8,700		82	0	0
	04/2018	KRW	518,144		474	0	(14)
	04/2018		$943	BRL	3,082	0	(10)
	04/2018		5,996	CAD	7,720	1	(5)
	04/2018		1,135	DKK	6,860	6	(9)
	04/2018		431	EUR	349	0	(2)
	04/2018		149	KRW	167,893	9	0
	05/2018	CAD	7,413		$5,762	5	0
	05/2018	ZAR	334		28	0	0
	06/2018	JPY	70,000		661	0	0
MSB	04/2018	BRL	1,600		503	19	0
	04/2018	EUR	200		248	1	0
	04/2018	JPY	294,000		2,762	0	(1)
	04/2018	KRW	275,183		257	0	(2)
	04/2018		$481	BRL	1,600	3	0
	04/2018		34	RUB	1,957	0	0
	05/2018	JPY	590,000		$5,511	4	(53)
	05/2018		$129	ARS	2,710	2	0
	06/2018		277	RUB	15,839	0	(3)
	07/2018	PLN	890		$262	1	0
RBC	04/2018	EUR	902		1,054	0	(58)
RYL	05/2018	NOK	4,120		526	0	0
	05/2018	SEK	32,735		3,995	60	0
	08/2018		$78	AUD	99	0	(2)
SCX	04/2018		82	DKK	507	2	0
	06/2018		213	INR	14,035	1	0
SOG	04/2018	PLN	890		$266	6	0
	05/2018		$276	CZK	5,720	2	0
	06/2018		165	RUB	9,588	2	0
	12/2018		194	EUR	154	0	(1)
TOR	04/2018	CAD	100		$78	0	0
	04/2018	CZK	6,000		279	0	(12)
UAG	04/2018	CAD	740		569	0	(6)
	04/2018	EUR	902		1,057	0	(54)
	04/2018	JPY	30,000		270	0	(12)
	04/2018	KRW	183,838		162	0	(11)
	04/2018		$1,048	DKK	6,488	23	0
	04/2018		8,510	EUR	6,871	0	(56)
	04/2018		2,882	JPY	302,700	0	(37)
	05/2018	EUR	6,871		$8,528	56	0
	05/2018	JPY	372,700		3,531	38	(16)
	06/2018		370,000		3,500	9	(1)
	06/2018		$518	CNH	3,310	8	0
	06/2018		601	KRW	636,047	0	(1)

Total Forward Foreign Currency Contracts						$612	$(1,127)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	120.000	04/17/2020		$421	$8	$2
DBL	Put - OTC GBP versus USD		$1.315	05/04/2018	GBP	470	3	0
DUB	Put - OTC EUR versus USD		1.201	01/22/2019	EUR	500	7	6
	Put - OTC EUR versus USD		1.219	02/05/2019		910	13	15
	Call - OTC USD versus JPY	JPY	120.000	04/17/2020		$272	5	1
GLM	Call - OTC USD versus JPY		120.000	04/20/2020		470	8	2
HUS	Put - OTC EUR versus USD		$1.219	02/05/2019	EUR	127	2	2
	Call - OTC USD versus BRL	BRL	3.375	03/12/2019		$300	16	16
	Put - OTC USD versus BRL		3.375	03/12/2019		300	16	14
SOG	Put - OTC EUR versus USD		$1.185	12/12/2018	EUR	1,000	8	8

Total Purchased Options							$86	$66

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850%	05/16/2018		$200	$0	$0
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		200	0	0
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		400	(1)	(1)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		100	0	0
	Call - OTC iTraxx Europe 28 5-Year Index	Buy	0.475	04/18/2018	EUR	3,600	(3)	(2)
	Put - OTC iTraxx Europe 28 5-Year Index	Sell	0.700	04/18/2018		3,600	(4)	(1)
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		$100	0	0
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		200	(1)	0
FBF	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018		300	(1)	0
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	06/20/2018		200	0	0
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		200	0	0

							$(10)	$(4)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC USD versus KRW	KRW	1,075.000	04/25/2018		$147	$(3)	$(3)
CBK	Put - OTC GBP versus USD		$1.295	05/04/2018	GBP	789	(8)	0
CLY	Call - OTC AUD versus USD		0.796	08/16/2018	AUD	127	(2)	(1)
	Put - OTC AUD versus USD		0.796	08/16/2018		127	(3)	(4)
DUB	Call - OTC EUR versus USD		1.332	01/22/2019	EUR	500	(7)	(6)
	Call - OTC EUR versus USD		1.357	02/05/2019		910	(13)	(8)
	Put - OTC USD versus CAD	CAD	1.229	04/06/2018		$600	(3)	0
	Call - OTC USD versus TRY	TRY	3.990	04/20/2018		66	0	(1)
FBF	Call - OTC AUD versus USD		$0.796	08/16/2018	AUD	41	(1)	0
	Put - OTC AUD versus USD		0.796	08/16/2018		41	(1)	(1)
GLM	Put - OTC AUD versus CAD	CAD	0.961	06/29/2018		500	(3)	(2)
	Call - OTC AUD versus CAD		1.024	06/29/2018		500	(3)	(1)
	Put - OTC CAD versus JPY	JPY	76.700	06/19/2018	CAD	500	(7)	(1)
	Call - OTC USD versus BRL	BRL	3.892	07/02/2018		$300	(29)	0
	Put - OTC USD versus BRL		3.892	07/02/2018		300	(29)	(51)
	Put - OTC USD versus KRW	KRW	1,075.000	04/20/2018		70	(1)	(1)
	Call - OTC USD versus TRY	TRY	4.000	04/13/2018		54	0	0
HUS	Call - OTC EUR versus USD		$1.357	02/05/2019	EUR	127	(2)	(1)
	Call - OTC USD versus MXN	MXN	19.695	03/12/2019		$300	(16)	(12)
	Put - OTC USD versus MXN		19.695	03/12/2019		300	(16)	(21)
JPM	Put - OTC USD versus KRW	KRW	1,075.000	04/25/2018		2	0	0
MSB	Call - OTC AUD versus USD		$0.796	08/16/2018	AUD	106	(2)	(1)
	Put - OTC AUD versus USD		0.796	08/16/2018		106	(2)	(4)

							$(151)	$(119)

Total Written Options							$(161)	$(123)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Credit Suisse Group Finance	(1.000)%	Quarterly	06/20/2022	0.729%	EUR	200	$3	$(6)	$0	$(3)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.174		$500	(18)	1	0	(17)
BRC	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.174		400	(14)	0	0	(14)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.174		100	(3)	0	0	(3)
GST	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.174		400	(14)	1	0	(13)

								$(46)	$(4)	$0	$(50)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Shire Acquisitions Investments Ireland DAC	1.000%	Quarterly	12/20/2021	1.116%	EUR	100	$(4)	$3	$0	$(1)
JPM	AP Moller - Maersk	1.000	Quarterly	06/20/2022	0.947		200	(1)	2	1	0

								$(5)	$5	$1	$(1)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	iTraxx Europe Subordinated 27 5-Year Index	(1.000)%	Quarterly	06/20/2022	EUR	600	$32	$(35)	$0	$(3)

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Floating rate equal to 3-Month AUD-LIBOR plus 0.362% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	09/26/2027	AUD	500	$397	$1	$(14)	$0	$(13)
	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/05/2027		400	315	(1)	(7)	0	(8)
DUB	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	200	244	0	35	35	0
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/06/2027	AUD	174	136	1	(3)	0	(2)
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	200	244	6	28	34	0

								$7	$39	$69	$(23)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	3-Month KRW-KORIBOR	2.030%	Quarterly	07/10/2027	KRW	1,063,600	$0	$23	$23	$0
CBK	Receive	3-Month KRW-KORIBOR	1.995	Quarterly	07/10/2027		1,105,500	0	28	28	0

								$0	$51	$51	$0

Volatility Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.800%	Maturity	06/24/2019	$1	$0	$1	$1	$0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.750	Maturity	06/26/2019	1	0	1	1	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	Maturity	06/24/2019	1	0	(1)	0	(1)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	Maturity	06/26/2019	1	0	(1)	0	(1)

							$0	$0	$2	$(2)

Total Swap Agreements							$(12)	$56	$123	$(79)

(p)	Securities with an aggregate market value of $374 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$308	$0	$308
Australia
Corporate Bonds & Notes	0	390	0	390
Brazil
Corporate Bonds & Notes	0	750	0	750
Canada
Corporate Bonds & Notes	0	198	0	198
Non-Agency Mortgage-Backed Securities	0	613	0	613
Sovereign Issues	0	5,596	0	5,596
Cayman Islands
Asset-Backed Securities	0	4,133	0	4,133
Corporate Bonds & Notes	0	397	0	397
Denmark
Corporate Bonds & Notes	0	5,965	0	5,965
France
Corporate Bonds & Notes	0	2,206	0	2,206
Sovereign Issues	0	1,568	0	1,568
Germany
Corporate Bonds & Notes	0	789	0	789
Ireland
Corporate Bonds & Notes	0	503	0	503
Israel
Sovereign Issues	0	195	0	195
Italy
Corporate Bonds & Notes	0	1,630	0	1,630
Non-Agency Mortgage-Backed Securities	0	782	0	782
Sovereign Issues	0	2,219	0	2,219
Japan
Corporate Bonds & Notes	0	499	0	499
Sovereign Issues	0	4,403	0	4,403
Kuwait
Sovereign Issues	0	884	0	884
Luxembourg
Corporate Bonds & Notes	0	435	0	435
Netherlands
Asset-Backed Securities	0	491	0	491
Corporate Bonds & Notes	0	3,436	0	3,436
Norway
Corporate Bonds & Notes	0	294	0	294
Sovereign Issues	0	151	0	151
Peru
Sovereign Issues	0	39	0	39
Poland
Sovereign Issues	0	265	0	265
Portugal
Corporate Bonds & Notes	0	113	0	113
Saudi Arabia
Sovereign Issues	0	1,441	0	1,441
Singapore
Corporate Bonds & Notes	0	191	0	191
Spain
Corporate Bonds & Notes	0	1,097	0	1,097
Sovereign Issues	0	1,564	0	1,564
Sweden
Corporate Bonds & Notes	0	5,005	0	5,005
Switzerland
Corporate Bonds & Notes	0	1,099	0	1,099
United Arab Emirates
Sovereign Issues	0	479	0	479
United Kingdom
Corporate Bonds & Notes	0	4,955	0	4,955
Non-Agency Mortgage-Backed Securities	0	2,881	0	2,881
Sovereign Issues	0	1,933	0	1,933
United States
Asset-Backed Securities	0	4,637	0	4,637
Corporate Bonds & Notes	0	13,537	0	13,537
Loan Participations and Assignments	0	98	0	98
Non-Agency Mortgage-Backed Securities	0	3,542	0	3,542
U.S. Government Agencies	0	28,673	0	28,673
U.S. Treasury Obligations	0	4,947	0	4,947
Short-Term Instruments
Commercial Paper	0	1,940	0	1,940
Repurchase Agreements	0	1,517	0	1,517
Short-Term Notes	0	14	0	14
Argentina Treasury Bills	0	632	0	632
Czech Republic Treasury Bills	0	291	0	291
Italy Treasury Bills	0	3,324	0	3,324
Japan Treasury Bills	0	14,006	0	14,006
U.K. Treasury Bills	0	140	0	140
	$0	$137,195	$0	$137,195

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,931	$0	$0	$6,931

Total Investments	$6,931	$137,195	$0	$144,126

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	98	61	0	159
Over the counter	0	801	0	801
	$98	$862	$0	$960

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(53)	(115)	0	(168)
Over the counter	0	(1,329)	0	(1,329)

	$(53)	$(1,444)	$0	$(1,497)

Total Financial Derivative Instruments	$45	$(582)	$0	$(537)

Totals	$6,976	$136,613	$0	$143,589

There were no significant transfers among Levels 1 and 2 during the period ended March 31, 2018. There were assets and liabilities valued at $11,498 transferred from Level 3 to Level 2 during the period ended March 31, 2018. There were no significant transfers among Levels 2 to 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Global Diversified Allocation Portfolio

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.1% ¤
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		$505

Total Short-Term Instruments (Cost $505)		505

Total Investments in Securities (Cost $505)		505

	SHARES
INVESTMENTS IN AFFILIATES 94.7%
MUTUAL FUNDS (a) 89.7%
PIMCO Emerging Markets Bond Fund	2,829,071	29,394
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	2,715,829	29,277
PIMCO Global Advantage® Strategy Bond Fund	3,602,254	39,084
PIMCO Income Fund	4,012,268	48,990
PIMCO Investment Grade Corporate Bond Fund	4,761,047	48,991
PIMCO RAE Fundamental International Fund	4,465,689	49,078
PIMCO RAE Fundamental PLUS EMG Fund	4,330,162	49,061
PIMCO RAE Fundamental PLUS Small Fund	4,248,952	49,330
PIMCO Real Return Fund	4,483,800	48,873
PIMCO Short-Term Fund	14,837,320	146,148
PIMCO StocksPLUS® Fund	4,391,938	49,322
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	5,994,841	48,798
PIMCO StocksPLUS® International Fund (Unhedged)	14,422,938	97,643
PIMCO Total Return Fund IV	14,275,047	146,462

Total Mutual Funds (Cost $838,182)		880,451

SHORT-TERM INSTRUMENTS 5.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%
PIMCO Short-Term Floating NAV Portfolio III	4,954,496	48,965

Total Short-Term Instruments (Cost $48,961)		48,965

Total Investments in Affiliates (Cost $887,143)		929,416

Total Investments 94.8% (Cost $887,648)		$929,921
Financial Derivative Instruments (c) 1.7% (Cost or Premiums, net $9,612)		16,628
Other Assets and Liabilities, net 3.5%		34,047

Net Assets 100.0%		$980,596

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.250%	03/29/2018	04/02/2018	$505	U.S. Treasury Notes 2.000% due 04/30/2024	$(519)	$505	$505

Total Repurchase Agreements						$(519)	$505	$505

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	1,850.000	12/21/2018	804	$80,400	$1,381	$1,479
Put - CBOE S&P 500	2,125.000	12/21/2018	804	80,400	2,827	3,218
Put - CBOE S&P 500	2,375.000	12/21/2018	804	80,400	5,404	6,352

Total Purchased Options					$9,612	$11,049

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index June Futures	06/2018	3,152	$416,537	$(17,562)	$5,579	$0

Total Futures Contracts				$(17,562)	$5,579	$0

Cash of $18,819 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$505	$0	$505
	$0	$505	$0	$505

Investments in Affiliates, at Value
Mutual Funds	880,451	0	0	880,451
Short-Term Instruments
Central Funds Used for Cash Management Purposes	48,965	0	0	48,965

	$929,416	$0	$0	$929,416

Total Investments	$929,416	$505	$0	$929,921

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$5,579	$11,049	$0	$16,628

Total Financial Derivative Instruments	$5,579	$11,049	$0	$16,628

Totals	$934,995	$11,554	$0	$946,549

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Global Multi-Asset Managed Allocation Portfolio

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 143.8% ¤
CORPORATE BONDS & NOTES 11.9%
BANKING & FINANCE 6.9%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$2,100	$2,114
4.250% due 07/01/2020		900	916
Ally Financial, Inc.
3.500% due 01/27/2019		700	703
3.600% due 05/21/2018		900	901
8.000% due 12/31/2018		200	207
8.000% due 11/01/2031		800	980
American Honda Finance Corp.
2.137% due 11/05/2021 ~		190	190
Bank of America Corp.
5.875% due 03/15/2028 •(f)		420	423
Barclays PLC
7.000% due 09/15/2019 •(f)(h)	GBP	300	442
8.250% due 12/15/2018 •(f)(h)		$1,300	1,345
BRFkredit A/S
2.500% due 10/01/2047	DKK	9	2
Credit Suisse Group AG
3.869% due 01/12/2029 •		$980	950
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		800	806
CSCEC Finance Cayman Ltd.
2.250% due 06/14/2019		200	198
Deutsche Bank AG
4.250% due 10/14/2021		3,400	3,455
Dexia Credit Local S.A.
2.375% due 09/20/2022		2,800	2,731
2.500% due 01/25/2021		700	695
Ford Motor Credit Co. LLC
2.901% (US0003M + 0.830%) due 03/12/2019 ~		700	702
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		600	587
3.325% (US0003M + 1.200%) due 09/15/2020 ~		6,200	6,300
Indian Railway Finance Corp. Ltd.
3.917% due 02/26/2019		300	302
ING Bank NV
2.625% due 12/05/2022		1,000	981
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	2,100	2,676
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(f)(h)	GBP	1,900	2,797
MetLife, Inc.
6.817% due 08/15/2018		$100	101
Navient Corp.
4.875% due 06/17/2019		1,200	1,213
5.500% due 01/15/2019		1,400	1,419
8.000% due 03/25/2020		400	426
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2047	DKK	3	1
Nykredit Realkredit A/S
2.500% due 10/01/2047		16	3
Realkredit Danmark A/S
1.000% due 04/01/2018		3,200	528
2.500% due 07/01/2047		93	16
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019	EUR	3,670	4,617
State Bank of India
2.654% (US0003M + 0.950%) due 04/06/2020 ~		$1,600	1,602
UBS AG
2.355% (US0003M + 0.320%) due 12/07/2018 ~		200	200
2.450% due 12/01/2020		3,300	3,243
4.750% due 05/22/2023 •(h)		3,500	3,508

			48,280

INDUSTRIALS 2.1%
BAT Capital Corp.
2.423% due 08/14/2020 ~		1,100	1,104
Dell International LLC
3.480% due 06/01/2019		3,320	3,336
4.420% due 06/15/2021		800	821

Delta Air Lines, Inc.
2.875% due 03/13/2020		900	894
eBay, Inc.
2.750% due 01/30/2023		500	483
Enbridge, Inc.
2.108% due 01/10/2020 ~		1,300	1,298
Kinder Morgan, Inc.
7.250% due 06/01/2018		100	101
Mylan NV
3.750% due 12/15/2020		500	504
Pioneer Natural Resources Co.
6.875% due 05/01/2018		400	401
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019		100	104
Time Warner Cable LLC
8.750% due 02/14/2019		3,500	3,666
VMware, Inc.
2.950% due 08/21/2022		280	268
3.900% due 08/21/2027		200	189
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019		900	894
2.450% due 11/20/2019		900	891

			14,954

UTILITIES 2.9%
AT&T, Inc.
2.372% (US0003M + 0.650%) due 01/15/2020 ~		1,480	1,486
2.672% (US0003M + 0.950%) due 07/15/2021 ~		3,900	3,943
5.150% due 02/14/2050		1,200	1,215
5.300% due 08/14/2058		400	404
Gazprom OAO Via Gaz Capital S.A.
4.625% due 10/15/2018	EUR	550	692
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~		$1,230	1,230
Petrobras Global Finance BV
6.125% due 01/17/2022		2,700	2,892
7.250% due 03/17/2044		3,700	3,783
Sempra Energy
2.575% due 03/15/2021 ~		1,100	1,103
Sinopec Group Overseas Development Ltd.
2.125% due 05/03/2019		300	297
Verizon Communications, Inc.
2.454% (US0003M + 0.550%) due 05/22/2020 ~		200	201
3.376% due 02/15/2025		2,752	2,708

			19,954

Total Corporate Bonds & Notes (Cost $82,398)			83,188

U.S. GOVERNMENT AGENCIES 45.4%
Fannie Mae
3.528% (US0012M + 1.731%) due 05/01/2038 ~		2,550	2,688
Fannie Mae, TBA
3.000% due 04/01/2048		15,200	14,813
3.500% due 05/01/2033 - 06/01/2048		163,900	164,028
4.000% due 04/12/2048 - 06/01/2048		133,500	136,735

Total U.S. Government Agencies (Cost $316,900)			318,264

U.S. TREASURY OBLIGATIONS 40.1%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2019		3,832	3,830
0.125% due 04/15/2020		16,983	16,916
0.125% due 04/15/2021		17,254	17,107
0.125% due 04/15/2022 (m)		1,744	1,719
0.125% due 07/15/2022		2,378	2,353
0.125% due 07/15/2026 (j)		18,768	18,028
0.250% due 01/15/2025 (j)		10,675	10,435
0.375% due 07/15/2025		5,093	5,027
0.375% due 01/15/2027		10,815	10,534
0.500% due 01/15/2028 (j)		18,494	18,150
0.625% due 01/15/2024		3,706	3,725
0.625% due 01/15/2026		11,339	11,332
0.875% due 02/15/2047		14,013	13,887
1.000% due 02/15/2048		5,088	5,211
1.750% due 01/15/2028		4,042	4,441
1.875% due 07/15/2019 (m)		697	715
2.000% due 01/15/2026		212	234
2.125% due 02/15/2040		4,564	5,755
2.375% due 01/15/2025 (j)		20,329	22,755
3.375% due 04/15/2032 (o)		1,722	2,316
3.625% due 04/15/2028 (o)		1,174	1,504
3.875% due 04/15/2029 (o)		1,687	2,244

U.S. Treasury Notes
1.875% due 02/28/2022 (j)(m)(o)	32,944	32,171
1.875% due 04/30/2022 (o)	100	98
2.125% due 03/31/2024 (j)(o)	23,400	22,720
2.250% due 11/15/2027 (j)	3,460	3,312
2.500% due 05/15/2024 (j)	16,779	16,634
2.750% due 02/15/2024 (j)(o)	10,200	10,262
2.750% due 02/15/2028 (j)	17,396	17,394

Total U.S. Treasury Obligations (Cost $284,060)		280,809

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
Alliance Bancorp Trust
2.112% (US0001M + 0.240%) due 07/25/2037 ~	549	475
Bear Stearns Adjustable Rate Mortgage Trust
3.544% due 02/25/2036 ^~	73	72
3.724% due 07/25/2036 ^~	285	276
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 04/25/2036	516	455
Residential Accredit Loans, Inc. Trust
2.052% (US0001M + 0.180%) due 06/25/2046 ~	291	129
Residential Asset Securitization Trust
2.272% (US0001M + 0.400%) due 05/25/2035 ~	664	583
WaMu Mortgage Pass-Through Certificates Trust
2.202% (US0001M + 0.330%) due 01/25/2045 ~	3,627	3,612

Total Non-Agency Mortgage-Backed Securities (Cost $5,574)		5,602

ASSET-BACKED SECURITIES 4.1%
ACE Securities Corp. Home Equity Loan Trust
3.672% (US0001M + 1.800%) due 06/25/2034 ~	180	174
Ares CLO Ltd.
3.164% (US0003M + 1.180%) due 08/28/2025 ~	400	400
Argent Mortgage Loan Trust
2.112% (LIBOR01M + 0.240%) due 05/25/2035 ~	950	905
Argent Securities Trust
2.022% (US0001M + 0.150%) due 07/25/2036 ~	620	522
Cavalry CLO Ltd.
2.572% due 10/15/2026 ~	400	400
CIT Mortgage Loan Trust
3.222% (LIBOR01M + 1.350%) due 10/25/2037 ~	2,998	3,020
Countrywide Asset-Backed Certificates
2.012% (US0001M + 0.140%) due 05/25/2035 ~	773	735
2.122% (US0001M + 0.250%) due 03/25/2037 ~	700	641
CVP Cascade CLO Ltd.
2.872% (US0003M + 1.150%) due 01/16/2026 ~	700	701
Dryden Senior Loan Fund
2.620% due 10/15/2027 ~	1,600	1,603
First Franklin Mortgage Loan Trust
2.342% (US0001M + 0.470%) due 11/25/2036 ~	1,600	1,416
Fremont Home Loan Trust
2.007% (US0001M + 0.135%) due 10/25/2036 ~	1,200	1,077
2.022% (US0001M + 0.150%) due 10/25/2036 ~	2,586	1,338
Halcyon Loan Advisors Funding Ltd.
2.665% due 04/20/2027 ~	600	597
IndyMac Mortgage Loan Trust
1.942% (US0001M + 0.070%) due 07/25/2036 ~	1,098	510
Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ^~	833	588
Lehman XS Trust
2.032% (US0001M + 0.160%) due 05/25/2036 ~	1,155	1,158
5.410% due 06/25/2036	748	742
Long Beach Mortgage Loan Trust
2.172% (US0001M + 0.300%) due 01/25/2036 ~	1,849	1,671
Morgan Stanley ABS Capital, Inc. Trust
2.847% (US0001M + 0.975%) due 07/25/2035 ~	80	81
Navient Student Loan Trust
3.022% (US0001M + 1.150%) due 03/25/2066 ~	1,168	1,188
OFSI Fund Ltd.
2.881% (US0003M + 1.150%) due 04/17/2025 ~	600	601
Sound Point CLO Ltd.
2.582% due 04/15/2027 ~	1,100	1,101
2.625% due 07/20/2027 ~	300	300
Sudbury Mill CLO Ltd.
2.881% (US0003M + 1.150%) due 01/17/2026 ~	1,900	1,902
Symphony CLO Ltd.
2.752% (US0003M + 1.030%) due 10/15/2025 ~	1,886	1,888
2.911% (US0003M + 1.180%) due 10/17/2026 ~	300	300
Tralee CLO Ltd.
2.775% due 10/20/2027 ~	1,000	1,002
Venture CLO Ltd.
2.602% due 07/15/2027 ~	800	800
VOLT LLC
3.500% due 03/25/2047	358	358

WhiteHorse Ltd.
2.978% (US0003M + 1.200%) due 02/03/2025 ~		1,363	1,363

Total Asset-Backed Securities (Cost $28,198)			29,082

SOVEREIGN ISSUES 15.9%
Argentina Government International Bond
6.875% due 01/26/2027		3,300	3,369
22.844% (BADLARPP) due 10/04/2022 ~	ARS	3,700	305
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~		1,745	89
27.250% due 06/21/2020 ~		35,737	1,890
Australia Government International Bond
3.000% due 09/20/2025 (e)	AUD	2,104	1,885
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2018 (c)	BRL	37,300	11,128
Cyprus Government International Bond
2.750% due 06/27/2024	EUR	210	277
3.750% due 07/26/2023		600	830
3.875% due 05/06/2022		540	746
4.250% due 11/04/2025		480	691
Denmark Government Bond
0.100% due 11/15/2023 (e)	DKK	14,712	2,627
Development Bank of Japan, Inc.
2.125% due 09/01/2022		$700	677
France Government International Bond
0.100% due 03/01/2025 (e)	EUR	2,433	3,226
0.250% due 07/25/2024 (e)		1,123	1,522
Italy Buoni Poliennali Del Tesoro
0.100% due 05/15/2023 (e)		1,988	2,527
0.250% due 05/15/2018		300	370
2.350% due 09/15/2024 (e)		1,305	1,874
Japan Bank for International Cooperation
2.375% due 07/21/2022		$400	391
Japan Government International Bond
0.100% due 03/10/2027 (e)	JPY	1,087,430	10,869
New Zealand Government International Bond
2.000% due 09/20/2025 (e)	NZD	531	400
Peru Government International Bond
6.150% due 08/12/2032	PEN	6,000	2,053
Spain Government International Bond
0.250% due 04/30/2018	EUR	766	943
United Kingdom Gilt
0.125% due 03/22/2026 (e)	GBP	23,657	38,445
0.125% due 11/22/2065 (e)		579	1,884
1.875% due 11/22/2022 (e)		7,918	13,225
3.500% due 01/22/2045		3,807	7,358
4.250% due 12/07/2027		1,200	2,125

Total Sovereign Issues (Cost $108,025)			111,726

	SHARES
COMMON STOCKS 4.0%
ENERGY 1.5%
Andeavor Logistics LP		3,283	147
Antero Midstream Partners LP		9,163	237
Buckeye Partners LP		3,446	129
Cheniere Energy Partners LP		2,165	63
Cheniere Energy, Inc. (a)		7,085	379
Crestwood Equity Partners LP		5,234	134
DCP Midstream LP		11,761	413
Dominion Energy Midstream Partners LP		3,975	61
Enable Midstream Partners LP		17,522	240
Energy Transfer Equity LP		10,967	156
Energy Transfer Partners LP (k)		62,808	1,019
Enterprise Products Partners LP (k)		44,566	1,091
EQT Midstream Partners LP		4,221	249
Golar LNG Partners LP		3,608	62
Magellan Midstream Partners LP		8,261	482
MPLX LP		27,315	902
NGL Energy Partners LP		10,731	118
Noble Midstream Partners LP		2,241	104
ONEOK, Inc.		10,787	614
Phillips 66 Partners LP		7,504	359
Plains All American Pipeline LP (k)		43,630	961
Rice Midstream Partners LP (k)		6,512	118
Shell Midstream Partners LP		4,230	89
Sunoco LP		7,251	185
Tallgrass Energy Partners LP		3,427	130
Targa Resources Corp.		7,720	340
TransCanada Corp.		3,125	129

Valero Energy Partners LP		1,443	51
Western Gas Partners LP		10,509	448
Williams Cos., Inc.		8,283	206
Williams Partners LP		20,671	712

			10,328

FINANCIALS 1.4%
Bank of America Corp.		23,279	698
Bank of New York Mellon Corp.		13,619	702
BB&T Corp.		13,589	707
Citigroup, Inc.		10,125	684
JPMorgan Chase & Co.		6,366	700
M&T Bank Corp.		3,855	711
PNC Financial Services Group, Inc.		4,647	703
SunTrust Banks, Inc.		10,348	704
U.S. Bancorp		13,866	700
Wells Fargo & Co.		13,477	706
XL Group Ltd.		50,874	2,811

			9,826

HEALTH CARE 0.2%
Akorn, Inc. (a)(k)		92,190	1,725

INDUSTRIALS 0.4%
Orbital ATK, Inc. (k)		22,927	3,040

INFORMATION TECHNOLOGY 0.5%
NXP Semiconductors NV (a)		28,940	3,386

UTILITIES 0.0%
AmeriGas Partners LP		2,187	88

Total Common Stocks (Cost $30,661)			28,393

EXCHANGE-TRADED FUNDS 2.3%
iShares MSCI EAFE ETF		229,737	16,008

Total Exchange-Traded Funds (Cost $15,306)			16,008

REAL ESTATE INVESTMENT TRUSTS 2.6%
REAL ESTATE 2.6%
Alexandria Real Estate Equities, Inc.		12,034	1,503
American Tower Corp.		15,134	2,200
Apartment Investment & Management Co. ‘A’		45,559	1,857
Duke Realty Corp.		72,686	1,925
Equinix, Inc. (k)		5,132	2,146
Equity Residential		30,793	1,897
GGP, Inc.		98,336	2,012
Invitation Homes, Inc. (k)		50,084	1,143
Simon Property Group, Inc.		14,820	2,287
Sun Communities, Inc.		17,101	1,563

Total Real Estate Investment Trusts (Cost $19,087)			18,533

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 16.7%
CERTIFICATES OF DEPOSIT 0.9%
Barclays Bank PLC
1.940% due 09/04/2018		$1,900	1,896
2.355% due 05/17/2018		4,100	4,102

			5,998

COMMERCIAL PAPER 1.1%
Bank of Montreal
1.479% due 04/02/2018	CAD	600	466
1.489% due 04/04/2018		597	463
1.504% due 04/02/2018		600	466
Bank of Nova Scotia
1.504% due 04/02/2018		1,526	1,184
1.516% due 04/09/2018		600	465

Canadian Imperial Bank of Commerce
1.487% due 04/12/2018		500	388
1.488% due 04/16/2018		900	698
HSBC Bank Canada
1.501% due 04/09/2018		600	466
1.505% due 04/06/2018		100	78
1.514% due 04/10/2018		200	155
1.514% due 04/12/2018		200	155
National Bank of Canada
1.461% due 04/05/2018		100	78
Royal Bank of Canada
1.497% due 04/09/2018		200	155
1.500% due 04/06/2018		703	545
Toronto Dominion Bank
1.489% due 04/16/2018		700	543
1.507% due 04/02/2018		600	466
Toronto-Dominion Bank
1.498% due 04/06/2018		1,074	833

			7,604

REPURCHASE AGREEMENTS (i) 6.0%			42,173

SHORT-TERM NOTES 0.0%
Nigeria Open Market Operation Bills
15.696% due 11/08/2018	NGN	38,100	97

ARGENTINA TREASURY BILLS 1.0%
23.928% due 04/13/2018 - 11/16/2018 (b)(c)	ARS	59,784	6,817

FRANCE TREASURY BILLS 0.0%
(0.963)% due 04/05/2018 (c)(d)	EUR	100	123

GREECE TREASURY BILLS 1.0%
1.238% due 06/08/2018 - 08/31/2018 (b)(c)		5,650	6,923

ITALY TREASURY BILLS 0.3%
(0.455)% due 04/13/2018 - 05/14/2018 (b)(c)		1,634	2,011

JAPAN TREASURY BILLS 5.7%
(0.226)% due 04/05/2018 - 05/21/2018 (b)(c)	JPY	4,257,100	40,012

NIGERIA TREASURY BILLS 0.3%
15.529% due 10/04/2018 - 11/29/2018 (b)(c)	NGN	818,600	2,071

SPAIN TREASURY BILLS 0.0%
(1.080)% due 04/06/2018 (c)(d)	EUR	100	123

U.K. TREASURY BILLS 0.4%
0.228% due 04/03/2018 - 04/20/2018 (b)(c)	GBP	1,800	2,525

U.S. TREASURY BILLS 0.0%
1.472% due 04/19/2018 (b)(c)(o)		$57	57

Total Short-Term Instruments (Cost $116,127)			116,534

Total Investments in Securities (Cost $1,006,336)			1,008,139

	SHARES
INVESTMENTS IN AFFILIATES 15.8%
MUTUAL FUNDS (g) 15.7%
PIMCO EqS® Long/Short Fund		1,339,716	15,688
PIMCO Income Fund		5,094,864	62,208
PIMCO Mortgage Opportunities Fund		2,029,223	22,362
PIMCO Preferred and Capital Securities Fund		934,375	9,634

Total Mutual Funds (Cost $110,125)			109,892

SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		60,194	595

Total Short-Term Instruments (Cost $595)	595

Total Investments in Affiliates (Cost $110,720)	110,487

Total Investments 159.6% (Cost $1,117,056)	$1,118,626
Financial Derivative Instruments (l)(n) 0.1% (Cost or Premiums, net $408)	495
Other Assets and Liabilities, net (59.7)%	(418,388)

Net Assets 100.0%	$700,733

Notes to Consolidated Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Portfolio II, Ltd., which is a 100% owned subsidiary of the Portfolio.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Institutional Class Shares of each Fund.

(h)	Contingent convertible security.

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.250%		03/29/2018	04/02/2018	$969	U.S. Treasury Notes 2.000% due 04/30/2024	$(989)	$969	$969
SAL	1.910	†	03/29/2018	04/02/2018	40,800	U.S. Treasury Notes 1.750% due 05/31/2022	(41,658)	40,800	40,809
SSB	0.600	†	03/29/2018	04/02/2018	404	U.S. Treasury Notes 1.625% due 12/31/2019 (2)	(417)	404	404

Total Repurchase Agreements							$(43,064)	$42,173	$42,182

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOM	1.710%	02/23/2018	04/04/2018	$(3,000)	$(3,005)
	1.800	03/07/2018	04/04/2018	(7,543)	(7,553)
BOS	1.610	02/07/2018	04/04/2018	(1,566)	(1,570)
	1.700	03/21/2018	04/16/2018	(8,677)	(8,682)
	2.040	03/21/2018	04/04/2018	(11,396)	(11,404)
BSN	1.550	01/03/2018	04/03/2018	(2,283)	(2,291)
DEU	2.050	03/26/2018	04/02/2018	(1,074)	(1,074)
GRE	1.760	03/02/2018	04/04/2018	(1,651)	(1,654)
	1.760	03/02/2018	04/13/2018	(528)	(529)
	2.030	03/27/2018	04/10/2018	(3,051)	(3,052)
	2.050	03/28/2018	04/04/2018	(4,069)	(4,070)
	2.200	03/28/2018	04/04/2018	(11,591)	(11,595)
IND	1.630	02/09/2018	04/04/2018	(3,319)	(3,327)
	1.650	02/13/2018	04/04/2018	(3,510)	(3,518)
	1.700	02/27/2018	04/04/2018	(4,272)	(4,279)
	1.900	03/26/2018	04/26/2018	(1,438)	(1,439)
JPS	1.700	03/22/2018	04/05/2018	(2,646)	(2,647)
	1.700	03/23/2018	04/06/2018	(3,631)	(3,632)
SCX	1.740	02/22/2018	04/04/2018	(5,251)	(5,261)
	1.810	03/06/2018	04/04/2018	(1,789)	(1,791)
	1.900	03/14/2018	04/04/2018	(3,222)	(3,225)
SGY	1.580	03/23/2018	04/04/2018	(17,309)	(17,317)

Total Reverse Repurchase Agreements					$(102,915)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
BCY	1.870%	03/16/2018	04/16/2018	$(705)	$(705)
BPG	2.100	03/26/2018	04/02/2018	(3,043)	(3,043)
	2.500	03/29/2018	04/02/2018	(2,049)	(2,049)
UBS	1.600	02/05/2018	04/02/2018	(1,174)	(1,174)

Total Sale-Buyback Transactions					$(6,971)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (9.6)%
Fannie Mae, TBA	3.000%	04/01/2048	$36,000	$(34,842)	$(35,084)
Fannie Mae, TBA	3.000	05/01/2048	33,100	(32,236)	(32,213)

Total Short Sales (9.6)%				$(67,078)	$(67,297)

(j)	Securities with an aggregate market value of $109,894 have been pledged as collateral under the terms of master agreements as of March 31, 2018.

(k)	Securities with an aggregate market value of $10,030 have been pledged as collateral as of March 31, 2018 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended March 31, 2018 was $(47,931) at a weighted average interest rate of 1.510%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(4)	Payable for sale-buyback transactions includes $(1) of deferred price drop.

(l)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount		Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	$113.000	05/25/2018	110		$110	$1	$0
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	142.000	05/25/2018	287		287	2	1
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	178.000	05/25/2018	45		45	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	182.000	05/25/2018	70		70	1	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	183.000	05/25/2018	200		200	2	0

						$6	$1

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount		Cost	Market Value
Put - CBOE S&P 500	2,675.000	06/15/2018	53		$5,300	$427	$523
Call - CBOE S&P 500	2,725.000	06/15/2018	27		2,700	194	102
Put - CBOE S&P 500	2,650.000	09/21/2018	26		2,600	263	335
Put - CBOE S&P 500	2,650.000	12/21/2018	26		2,600	324	410
Call - EUREX EURO STOXX 50	3,750.000	12/21/2018	168	EUR	1,680	217	39

						$1,425	$1,409

Total Purchased Options						$1,431	$1,410

Written Options:

Commodity Options

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - NYMEX Crude June Futures †	$65.000	05/17/2018	29	$29,000	$(23)	$(62)
Call - NYMEX Crude June Futures †	65.500	05/17/2018	19	19,000	(16)	(36)
Call - NYMEX Crude May Futures †	63.000	04/17/2018	12	12,000	(10)	(30)
Call - NYMEX Crude May Futures †	64.000	04/17/2018	12	12,000	(10)	(22)
Call - NYMEX Crude May Futures †	65.000	04/17/2018	12	12,000	(10)	(15)
Call - NYMEX Crude May Futures †	67.000	04/17/2018	12	12,000	(11)	(7)
Put - NYMEX Natural Gas April Futures †	2.550	04/25/2018	12	120,000	(6)	(1)
Put - NYMEX Natural Gas June Futures †	2.550	05/25/2018	12	120,000	(4)	(2)
Put - NYMEX Natural Gas June Futures †	2.600	05/25/2018	24	240,000	(9)	(7)
Put - NYMEX Natural Gas June Futures †	2.650	05/25/2018	24	240,000	(9)	(9)
Put - NYMEX Natural Gas May Futures †	2.450	04/25/2018	12	120,000	(6)	0
Put - NYMEX Natural Gas May Futures †	2.500	04/25/2018	36	360,000	(15)	(2)

					$(129)	$(193)

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note May 2018 Futures	$120.000	04/20/2018	162	$162	$(45)	$(15)
Call - CBOT U.S. Treasury 10-Year Note May 2018 Futures	121.500	04/20/2018	162	162	(33)	(51)
Put - CBOT U.S. Treasury 30-Year Bond May 2018 Futures	143.000	04/20/2018	34	34	(30)	(4)
Call - CBOT U.S. Treasury 30-Year Bond May 2018 Futures	145.000	04/20/2018	47	47	(50)	(98)

					$(158)	$(168)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Put - CBOE NASDAQ 100	6,675.000	04/20/2018	10		$1,000	$(38)	$(212)
Put - CBOE S&P 500	2,550.000	06/15/2018	53		5,300	(266)	(291)
Call - CBOE S&P 500	2,800.000	06/15/2018	54		5,400	(189)	(83)
Put - CBOE S&P 500	2,400.000	09/21/2018	52		5,200	(262)	(312)
Put - CBOE S&P 500	2,350.000	12/21/2018	112		11,200	(611)	(830)
Put - CBOE S&P 500	2,550.000	12/21/2018	26		2,600	(255)	(320)
Put - EUREX EURO STOXX 50	3,250.000	12/21/2018	168	EUR	1,680	(224)	(374)
Put - EUREX EURO STOXX Banks	125.000	04/20/2018	879		43,950	(51)	(104)

						$(1,896)	$(2,526)

Total Written Options						$(2,183)	$(2,887)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	3		$731	$(2)	$0	$0
90-Day Eurodollar December Futures	12/2019	3		729	(2)	0	0
90-Day Eurodollar June Futures	06/2018	3		733	(2)	0	0
90-Day Eurodollar June Futures	06/2019	3		730	(2)	0	0
90-Day Eurodollar March Futures	03/2019	3		731	(2)	0	0
90-Day Eurodollar September Futures	09/2018	3		732	(1)	0	0
90-Day Eurodollar September Futures	09/2019	3		730	(2)	0	0
Brent (ICE) Dubai August Futures †	08/2018	51		147	55	1	0
Brent (ICE) Dubai December Futures †	12/2018	51		153	61	0	0
Brent (ICE) Dubai July Futures †	07/2018	51		147	55	1	0
Brent (ICE) Dubai November Futures †	11/2018	51		150	57	0	(1)
Brent (ICE) Dubai October Futures †	10/2018	51		148	56	0	0
Brent (ICE) Dubai September Futures †	09/2018	51		148	56	0	0
Brent Crude July Futures †	05/2018	12		826	22	6	0
Brent Crude June Futures †	04/2018	23		1,595	46	13	0
Brent Crude September Futures †	07/2018	13		883	69	6	0
Call Options Strike @ EUR 112.900 on Euro-Schatz June 2018 Futures	05/2018	345	EUR	2	0	0	0
Call Options Strike @ EUR 170.000 on Euro-OAT France Government 10-Year Bond June 2018 Futures	05/2018	167		2	0	0	0
Cotton No. 2 December Futures †	12/2018	7		$272	(2)	3	0
E-mini Russell 2000 June Futures	06/2018	98		7,503	(305)	68	0
E-mini S&P 500 Index June Futures	06/2018	1,160		153,294	(6,144)	1,992	0
Euro STOXX 50 June Futures	06/2018	1,148	EUR	46,346	(722)	769	0
Euro-Bund 10-Year Bond June Futures	06/2018	265		51,985	989	63	0
FTSE 100 Index June Futures	06/2018	176	GBP	17,269	(285)	215	0
Gas Oil September Futures †	09/2018	15		$912	50	3	0
JPX Nikkei Index 400 June Futures	06/2018	2,415	JPY	34,453	462	363	0
Lead September Futures †	09/2018	7		$419	(5)	0	0
Mini MSCI EAFE Index June Futures	06/2018	151		15,105	(242)	146	0
Natural Gas May Futures †	04/2018	2		55	0	1	0
Natural Gas September Futures †	08/2018	30		850	(6)	7	0
New York Harbor ULSD September Futures †	08/2018	8		678	36	3	0
Nikkei 225 June Futures	06/2018	138	JPY	13,926	69	521	0
Put Options Strike @ EUR 122.000 on Euro-Bobl June 2018 Futures	05/2018	84	EUR	1	0	0	0
Put Options Strike @ EUR 141.000 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	255		3	0	0	0
Put Options Strike @ EUR 149.500 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	2		0	0	0	0
RBOB Gasoline September Futures †	08/2018	11		$915	45	2	0
S&P 200 Index June Futures	06/2018	17	AUD	1,872	(75)	0	(27)
S&P/Toronto Stock Exchange 60 June Futures	06/2018	85	CAD	11,955	(117)	142	(19)
Soybean November Futures †	11/2018	17		$891	5	26	0
U.S. Treasury 5-Year Note June Futures	06/2018	42		4,807	20	5	0
U.S. Treasury 10-Year Note June Futures	06/2018	27		3,271	28	6	0
WTI Crude December Futures †	11/2018	62		3,838	118	21	0
WTI Crude March Futures †	02/2019	124		7,500	248	33	0
WTI Crude May Futures †	04/2018	25		1,624	58	14	0
Zinc September Futures †	09/2018	11		899	(6)	0	0

					$(5,317)	$4,430	$(47)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum September Futures †	09/2018	18		$(907)	$43	$0	$0
Arabica Coffee September Futures †	09/2018	19		(872)	24	0	(2)
Australia Government 10-Year Bond June Futures	06/2018	15	AUD	(1,493)	(27)	1	(8)
Call Options Strike @ USD 69.000 on Brent Crude July 2018 Futures †	05/2018	12		$(30)	(18)	0	(2)
Call Options Strike @ USD 69.000 on Brent Crude June 2018 Futures †	04/2018	24		(47)	(23)	0	(4)
Call Options Strike @ USD 70.000 on Brent Crude June 2018 Futures †	04/2018	12		(18)	(7)	0	(1)
Call Options Strike @ USD 70.500 on Brent Crude June 2018 Futures †	04/2018	12		(15)	(5)	0	(1)
Call Options Strike @ USD 71.500 on Brent Crude July 2018 Futures †	05/2018	12		(18)	(7)	0	0
Call Options Strike @ USD 74.500 on Brent Crude July 2018 Futures †	05/2018	12		(10)	4	0	0
Cocoa September Futures †	09/2018	8		(208)	(10)	4	0
Copper September Futures †	09/2018	13		(996)	30	0	(8)
Corn September Futures †	09/2018	55		(1,109)	(12)	0	(39)
E-mini NASDAQ 100 Index June Futures	06/2018	12		(1,583)	(2)	9	(2)
Euro-BTP Italy Government Bond June Futures	06/2018	30	EUR	(4,579)	(49)	0	(21)
Euro-OAT France Government 10-Year Bond June Futures	06/2018	167		(31,766)	(675)	0	(58)
Euro-Schatz June Futures	06/2018	345		(47,534)	(74)	0	(4)
Gold 100 oz. June Futures †	06/2018	72		$(9,557)	(6)	19	0
Japan Government 10-Year Bond June Futures	06/2018	42	JPY	(59,512)	(24)	35	(4)
Mini MSCI Emerging Markets Index June Futures	06/2018	110		$(6,533)	180	0	(135)
Natural Gas June Futures †	05/2018	12		(333)	(3)	0	(2)
Natural Gas May Futures †	04/2018	8		(219)	(4)	0	(5)
Platinum July Futures †	07/2018	99		(4,616)	141	41	0
Put Options Strike @ EUR 129.000 on Euro-Bobl June 2018 Futures	05/2018	84	EUR	(1)	31	1	0
Put Options Strike @ EUR 130.000 on Euro-Bobl June 2018 Futures	05/2018	86		(5)	30	3	0
Silver May Futures †	05/2018	10		$(813)	20	0	(1)
Sugar No. 11 October Futures †	09/2018	59		(850)	73	0	(6)
U.S. Treasury 2-Year Note June Futures	06/2018	1		(213)	0	0	0
U.S. Treasury 30-Year Bond June Futures	06/2018	220		(32,258)	(867)	0	(185)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	5		(802)	(26)	0	(6)
United Kingdom Long Gilt June Futures	06/2018	275	GBP	(47,387)	(712)	0	(262)
WTI Crude August Futures †	08/2018	114		$(7,237)	(280)	0	(46)
WTI Crude June Futures †	05/2018	21		(1,362)	(68)	0	(13)

					$(2,323)	$113	$(815)

Total Futures Contracts					$(7,640)	$4,543	$(862)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Altria Group, Inc.	(1.000)%	Quarterly	06/20/2021	0.194%		$800	$(24)	$3	$(21)	$0	$0
Boston Scientific Corp.	(1.000)	Quarterly	06/20/2020	0.163		1,200	(31)	9	(22)	0	0
Cigna Corp.	(1.000)	Quarterly	03/20/2021	0.284		200	(6)	3	(3)	1	0
Kraft Heinz Foods Co.	(1.000)	Quarterly	09/20/2020	0.291		600	(14)	3	(11)	0	0

							$(75)	$18	$(57)	$1	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.311%	EUR	660	$11	$5	$16	$0	$0

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022		$16,350	$(1,112)	$27	$(1,085)	$0	$(67)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	12,800	(201)	(186)	(387)	0	(10)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		33,100	(884)	(68)	(952)	0	(23)

						$(2,197)	$(227)	$(2,424)	$0	$(100)

Credit Default Swaps on Credit Indices - Sell Protection (2)

									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.IG-29 5-Year Index	1.000%	Quarterly	12/20/2022		$32,000	$640	$(35)	$605	$28	$0
CDX.IG-30 5-Year Index	1.000	Quarterly	06/20/2023		1,100	18	0	18	1	0

						$658	$(35)	$623	$29	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay (6)	1-Day EUR-EONIA Compounded-OIS	0.050%	Annual	09/19/2021	EUR	6,600	$(7)	$20	$13	$5	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000	Annual	12/15/2047		$5,390	12	420	432	0	(8)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		1,700	4	(51)	(47)	0	(3)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/15/2018		15,100	71	(61)	10	0	(2)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		200	(1)	2	1	0	0
Receive (6)	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		37,100	726	(93)	633	0	(2)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/21/2021		15,300	(352)	(235)	(587)	2	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		62,320	78	(1,011)	(933)	30	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/15/2023		18,300	(671)	1,209	538	0	(9)
Pay (6)	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		1,800	0	(8)	(8)	2	0
Pay (6)	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		8,000	0	(42)	(42)	8	0
Pay (6)	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		8,000	0	(39)	(39)	8	0
Pay (6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		12,600	14	(182)	(168)	12	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		31,900	(671)	2,177	1,506	0	(20)
Receive (6)	3-Month USD-LIBOR	2.500	Semi-Annual	02/22/2026		820	(3)	15	12	0	(1)
Receive (6)	3-Month USD-LIBOR	2.400	Semi-Annual	03/16/2026		8,600	(32)	200	168	0	(13)
Receive (6)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		13,900	405	110	515	0	(20)
Receive (6)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		15,300	173	133	306	0	(22)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		29,210	1,681	502	2,183	0	(45)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		7,100	(75)	215	140	0	(14)
Receive (6)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		28,850	(190)	(38)	(228)	0	(45)
Receive (6)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		31,000	1,538	(65)	1,473	0	(67)
Pay (6)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		6,120	(504)	24	(480)	36	0
Receive (6)	6-Month EUR-EURIBOR	0.500	Annual	09/19/2023	EUR	27,500	109	(109)	0	0	(29)
Receive (6)	6-Month EUR-EURIBOR	1.500	Annual	09/19/2048		3,050	59	(43)	16	6	0
Receive (6)	6-Month GBP-LIBOR	1.250	Semi-Annual	09/19/2020	GBP	37,500	3	9	12	0	(36)
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023		3,900	(1)	(19)	(20)	0	(15)
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		8,700	200	(144)	56	0	(46)
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		7,020	(369)	(197)	(566)	0	(59)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/20/2024	JPY	2,280,000	(857)	(246)	(1,103)	8	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		1,090,000	(20)	(6)	(26)	4	0
Receive (6)	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		540,000	(8)	5	(3)	2	0
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		430,000	(24)	(9)	(33)	2	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/05/2024	MXN	70,300	1	(51)	(50)	11	0
Pay	28-Day MXN-TIIE	8.280	Lunar	11/28/2036		1,200	6	(3)	3	0	0
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		6,860	1	(18)	(17)	2	0
Pay	CPTFEMU	1.295	Maturity	03/15/2021	EUR	6,600	0	5	5	0	(1)
Pay	CPTFEMU	1.165	Maturity	12/15/2021		180	0	2	2	0	0
Receive	CPTFEMU	1.385	Maturity	12/15/2026		2,140	(3)	(26)	(29)	2	0
Receive	CPTFEMU	1.360	Maturity	06/15/2027		3,500	(52)	(11)	(63)	3	0
Receive	CPTFEMU	1.520	Maturity	11/15/2027		12,300	(53)	56	3	13	0
Receive	CPTFEMU	1.535	Maturity	03/15/2028		6,600	1	11	12	5	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		1,200	(2)	(10)	(12)	0	(1)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		7,100	75	54	129	1	0
Pay	CPURNSA	1.460	Maturity	07/18/2018		$10,600	0	117	117	28	0
Pay	CPURNSA	2.070	Maturity	03/23/2019		1,000	0	0	0	1	0
Receive	CPURNSA	1.715	Maturity	07/18/2019		10,600	0	(132)	(132)	0	(24)
Receive	CPURNSA	2.070	Maturity	10/04/2019		15,000	0	(127)	(127)	0	(43)
Pay	CPURNSA	2.168	Maturity	07/15/2020		2,400	0	9	9	2	0
Pay	CPURNSA	2.027	Maturity	11/23/2020		6,400	0	54	54	6	0
Pay	CPURNSA	2.021	Maturity	11/25/2020		6,100	0	53	53	6	0
Pay	CPURNSA	1.550	Maturity	07/26/2021		2,200	74	(1)	73	2	0
Pay	CPURNSA	1.603	Maturity	09/12/2021		1,700	51	0	51	2	0
Pay	CPURNSA	1.955	Maturity	07/25/2024		12,100	0	272	272	11	0
Receive	CPURNSA	1.730	Maturity	07/26/2026		2,200	(118)	4	(114)	0	(2)
Receive	CPURNSA	1.801	Maturity	09/12/2026		1,700	(79)	4	(75)	0	(1)
Receive	CPURNSA	1.780	Maturity	09/15/2026		8,000	(388)	17	(371)	0	(6)
Receive	CPURNSA	2.102	Maturity	07/20/2027		7,700	0	(149)	(149)	0	(4)
Receive	CPURNSA	2.122	Maturity	08/01/2027		5,800	0	(105)	(105)	0	(3)
Receive	CPURNSA	2.180	Maturity	09/20/2027		2,540	0	(37)	(37)	0	(1)
Receive	CPURNSA	2.150	Maturity	09/25/2027		2,500	0	(44)	(44)	0	(1)
Receive	CPURNSA	2.155	Maturity	10/17/2027		2,800	0	(47)	(47)	0	(1)
Pay	FRCPXTOB	1.165	Maturity	03/15/2020	EUR	2,380	0	(1)	(1)	0	(1)
Receive	FRCPXTOB	1.350	Maturity	01/15/2023		2,130	1	6	7	0	0
Receive	FRCPXTOB	1.575	Maturity	01/15/2028		8,740	0	64	64	2	0
Receive	FRCPXTOB	1.590	Maturity	02/15/2028		6,450	0	60	60	0	0
Receive	FRCPXTOB	1.606	Maturity	02/15/2028		1,090	0	12	12	0	0
Receive	FRCPXTOB	1.910	Maturity	01/15/2038		650	2	20	22	0	0
Receive	UKRPI	3.400	Maturity	06/15/2030	GBP	16,950	6	693	699	10	0
Receive	UKRPI	3.325	Maturity	08/15/2030		9,300	(41)	168	127	0	(18)
Receive	UKRPI	3.530	Maturity	10/15/2031		2,370	37	52	89	0	(1)
Receive	UKRPI	3.470	Maturity	09/15/2032		600	(11)	23	12	0	(1)
Pay	UKRPI	3.428	Maturity	03/15/2047		3,280	246	(191)	55	33	0

							$1,042	$3,246	$4,288	$265	$(565)

Total Swap Agreements							$(561)	$3,007	$2,446	$295	$(665)

(m)	Securities with an aggregate market value of $25,995 and cash of $2,607 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	04/2018	AUD	690		$541	$11	$0
BOA	04/2018	ARS	9,821		485	0	(2)
	04/2018	EUR	300		371	2	0
	04/2018	JPY	658,650		5,915	5	(280)
	04/2018	SEK	27,755		3,388	64	0
	04/2018		$481	ARS	9,821	7	0
	04/2018		4,361	SEK	35,370	0	(125)
	05/2018	CAD	1,242		$967	2	0
	05/2018		$479	ARS	9,821	1	0
	05/2018		12,994	CAD	16,312	0	(323)
	05/2018		1,443	EUR	1,162	0	(9)
	05/2018		882	JPY	93,600	0	0
	05/2018		3,396	SEK	27,755	0	(65)
	05/2018	ZAR	40,411		$3,339	0	(58)
	07/2018	BRL	1,600		472	0	(9)
BPS	04/2018		3,631		1,092	0	(7)
	04/2018	JPY	50,000		452	0	(19)
	04/2018		$1,115	BRL	3,631	0	(15)
	04/2018		647	IDR	8,924,224	3	0
	04/2018		656	INR	42,846	1	0
	05/2018	BRL	3,631		$1,111	14	0
	05/2018	CHF	394		417	4	0
	05/2018	CZK	3,285		160	0	0
	05/2018	PEN	7,364		2,253	0	(26)
	06/2018		$57	ARS	1,152	0	(3)
BRC	04/2018	GBP	900		$1,260	0	(4)
	04/2018	THB	43,083		1,374	0	(4)
	05/2018		$3,951	MXN	74,042	98	0
	06/2018	RUB	551,416		$9,680	131	0
CBK	04/2018	BRL	1,631		497	4	0
	04/2018	CAD	100		76	0	(1)
	04/2018	DKK	707		112	0	(4)
	04/2018	EUR	200		247	1	0
	04/2018	GBP	36,136		50,818	121	(3)
	04/2018	JPY	809,900		7,664	50	0
	04/2018		$491	BRL	1,631	3	0
	04/2018		144	RUB	8,403	2	0
	05/2018	EUR	3,703		$4,595	25	0
	05/2018	JPY	1,120,000		10,302	0	(241)
	05/2018		$4,561	EUR	3,672	0	(29)
	05/2018		349	ILS	1,211	0	(3)
	06/2018		1,106	IDR	15,315,436	3	0
	07/2018	PLN	879		$258	1	0
	07/2018		$701	DKK	4,215	0	(1)
	11/2018	NGN	36,100		$95	0	(1)
DUB	04/2018	CAD	2,126		1,649	0	(2)
	04/2018	EUR	100		124	1	0
	05/2018		300		372	1	0
	06/2018	TWD	73,219		2,527	0	(8)
	07/2018	BRL	34,800		10,433	13	(37)
FBF	05/2018		$12,053	CHF	11,211	0	(286)
	07/2018		3,589	COP	10,330,799	93	0
GLM	04/2018	CAD	2,100		$1,628	3	(5)
	04/2018	CZK	48,271		2,353	14	0
	04/2018	DKK	3,232		495	0	(38)
	04/2018	TWD	19,642		676	0	0
	04/2018		$784	CZK	16,095	0	(4)
	04/2018		1,967	MXN	36,658	44	0
	05/2018	EUR	4,467		$5,551	38	0
	05/2018		$17,012	EUR	13,776	0	(12)
	05/2018		25,367	JPY	2,739,798	445	0
	06/2018	CNH	4,746		$747	0	(7)
	06/2018	MYR	538		137	0	(2)
HUS	04/2018	CAD	900		691	0	(8)
	04/2018	CZK	16,095		780	0	0
	04/2018	THB	43,329		1,391	4	0
	04/2018	TWD	19,893		682	0	0
	04/2018		$269	ARS	5,546	4	0
	04/2018		46,914	GBP	32,994	0	(623)
	04/2018		1,301	IDR	17,898,304	1	0
	04/2018		2,370	RUB	138,457	42	0
	04/2018		686	THB	21,396	0	(1)
	04/2018		682	TWD	19,893	0	0
	05/2018	GBP	32,994		$46,970	623	0
	05/2018		$2,352	ZAR	28,597	52	0
	06/2018	KRW	4,951,294		$4,586	0	(85)
	06/2018	THB	16,008		508	0	(5)
	06/2018		$3,567	IDR	49,261,600	0	0
	08/2018	EUR	5,450		$6,759	0	(24)
JPM	04/2018	BRL	990		298	0	(2)
	04/2018	CAD	3,500		2,704	4	(16)
	04/2018	CLP	505,749		837	0	(1)
	04/2018	CZK	14,022		678	0	(1)
	04/2018	GBP	300		417	0	(4)
	04/2018	IDR	8,991,792		654	1	0
	04/2018	JPY	50,000		452	0	(19)
	04/2018	NZD	339		245	0	0
	04/2018	PHP	34,126		653	0	(1)
	04/2018		$300	BRL	990	0	0
	04/2018		794	DKK	4,910	16	0
	04/2018		3,534	GBP	2,542	32	0
	04/2018		656	IDR	8,991,792	0	(3)
	04/2018		643	INR	41,886	0	(1)
	04/2018		656	MXN	12,327	22	0
	04/2018		2,105	RUB	120,453	0	(6)
	05/2018		770	JPY	81,900	2	0
	07/2018	BRL	100		$29	0	(1)
	10/2018	NGN	59,866		160	0	(1)
	11/2018		708,906		1,887	3	(1)
MSB	04/2018	BRL	2,000		596	0	(9)
	04/2018	EUR	1,366		1,692	8	0
	04/2018	JPY	285,900		2,686	0	(4)
	04/2018		$603	BRL	2,000	3	0
	05/2018	JPY	850,000		$8,005	10	(16)
	05/2018		$1,645	ARS	34,506	25	0
	05/2018		427	EUR	346	0	0
	05/2018		966	NOK	7,580	2	0
	07/2018	BRL	800		$236	0	(5)
RBC	04/2018	SEK	7,615		925	13	0
	05/2018	JPY	270,000		2,552	8	0
RYL	04/2018	TWD	19,898		683	0	(1)
	04/2018		$651	IDR	8,957,680	1	0
	04/2018		656	INR	42,625	0	(1)
SCX	04/2018	THB	21,452		$688	2	0
	05/2018	EUR	1,897		2,345	4	0
	05/2018		$1,576	TRY	6,108	0	(50)
	06/2018		2,260	INR	148,862	7	0
SOG	04/2018	INR	41,737		$644	4	0
	04/2018	PLN	879		263	6	0
	04/2018	TWD	59,759		2,049	0	(4)
	04/2018		$1,281	INR	83,839	5	0
	04/2018		656	PHP	34,369	3	0
	04/2018		682	TWD	19,893	0	0
	08/2018		90	ARS	1,858	0	(4)
SSB	05/2018		1,365	ZAR	16,249	1	0
	06/2018		3,664	HKD	28,640	0	(6)
TOR	04/2018	CAD	1,074		$832	0	(1)
UAG	04/2018	BRL	2,000		605	0	(1)
	04/2018	JPY	122,650		1,116	1	(39)
	04/2018		$602	BRL	2,000	4	0
	05/2018	JPY	310,000		$2,848	0	(70)
	05/2018		$603	BRL	2,000	1	0
	06/2018		1,612	HKD	12,576	0	(6)
	06/2018		2,159	SGD	2,839	11	0

Total Forward Foreign Currency Contracts						$2,130	$(2,653)

Purchased Options:

Barrier Options on Indices

Counterparty	Description	Barrier Value		Expiration Date	# of Contracts	Cost	Market Value
JPM	Put - OTC S&P 500 D&I @ 2,615.030 «	EURUSD	1.200	03/15/2019	5,126	$140	$190

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BRC	Call - OTC USD versus CHF	CHF	0.995	04/26/2018	$11,500	$1	$1

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	06/15/2018	$5,500	$551	$2
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	5,500	551	837
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	53,400	2,114	172
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	42,550	1,811	137
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	4,100	410	1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	4,100	410	624

							$5,847	$1,773

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.170%	3-Month USD-LIBOR	04/03/2018	$78,700	$24	$0
	Put - OTC 1-Year Interest Rate Floor (1)	0.174	3-Month USD-LIBOR	06/11/2018	49,000	19	2

						$43	$2

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
CBK	Call - OTC EURO STOXX 50	3,450.000	06/15/2018	EUR	1	$106	$28
FBF	Call - OTC EURO STOXX 50	3,450.000	06/15/2018		1	94	23

						$200	$51

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC Fannie Mae, TBA 4.000% due 05/01/2048	$72.047	06/06/2018	$12,700	$1	$0
FAR	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	68.000	04/05/2018	15,200	1	0
	Call - OTC Fannie Mae, TBA 3.000% due 04/01/2048	109.000	04/05/2018	34,100	1	0
	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	73.000	05/07/2018	30,500	1	0
JPM	Call - OTC Fannie Mae, TBA 3.000% due 05/01/2048	121.000	05/07/2018	28,000	1	0
	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	69.000	05/07/2018	71,000	3	0
	Put - OTC Fannie Mae, TBA 4.000% due 05/01/2048	71.000	05/07/2018	106,000	4	0

					$12	$0

Total Purchased Options					$6,243	$2,017

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850%	05/16/2018		$2,400	$(2)	$(2)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		2,700	(3)	(3)
BRC	Call - OTC iTraxx Europe 29 5-Year Index	Buy	0.500	06/20/2018	EUR	16,400	(10)	(7)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.800	06/20/2018		16,400	(30)	(27)
DBL	Call - OTC iTraxx Europe 28 5-Year Index	Buy	0.475	04/18/2018		7,600	(7)	(3)
	Put - OTC iTraxx Europe 28 5-Year Index	Sell	0.700	04/18/2018		7,600	(8)	(1)
FBF	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018		$4,000	(5)	(2)
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	06/20/2018		2,200	(3)	(3)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		2,300	(3)	(3)

							$(71)	$(51)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (2)	Notional Amount		Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	5,600	$(255)	$(32)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		$1,100	(7)	0
	Cap - OTC YOY CPURNSA	233.707	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020		7,800	(21)	45
	Floor - OTC YOY CPURNSA	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020		7,800	(21)	48
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		10,700	(121)	(16)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		4,500	(83)	(10)

							$(508)	$35

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.155%	3-Month USD-LIBOR	04/03/2018	$78,700	$(28)	$0
	Put - OTC 1-Year Interest Rate Floor (1)	0.155	3-Month USD-LIBOR	06/11/2018	49,000	(20)	(1)
	Call - OTC 1-Year Interest Rate Floor (1)	0.000	3-Month USD-LIBOR	01/02/2020	112,400	(87)	(151)

						$(135)	$(152)

Options on Exchange-Traded Funds

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC MSCI Emerging Markets Fund	$1,160.000	04/20/2018	$6	$(52)	$(121)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC EURO STOXX 50	3,200.000	06/15/2018	EUR	1	$(96)	$(77)
	Call - OTC EURO STOXX 50	3,750.000	06/15/2018		1	(15)	(1)
FBF	Put - OTC EURO STOXX 50	3,200.000	06/15/2018		1	(80)	(64)
	Call - OTC EURO STOXX 50	3,750.000	06/15/2018		1	(13)	(1)

						$(204)	$(143)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	$98.906	05/07/2018	$16,400	$(81)	$(20)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	99.906	05/07/2018	16,400	(74)	(92)

					$(155)	$(112)

Total Written Options					$(1,125)	$(544)

Swap Agreements:

Commodity Forward Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Receive	PLATGOLD N8 †	$318.900	Maturity	07/06/2018	5,800	$0	$(442)	$0	$(442)
MYC	Receive	EURMARGIN 2H18 †	5.770	Maturity	12/31/2018	4,800	0	7	7	0
	Receive	EURMARGIN 2H18 †	5.810	Maturity	12/31/2018	3,000	0	5	5	0
	Receive	EURMARGIN 2H18 †	5.980	Maturity	12/31/2018	1,800	0	2	2	0

							$0	$(428)	$14	$(442)

Credit Default Swaps on Corporate Issues - Buy Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (5)	Notional Amount (6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	Pioneer Natural Resources Co.	(1.000)%	Quarterly	06/20/2018	0.078%	$400	$8	$(9)	$0	$(1)

Credit Default Swaps on Sovereign Issues - Sell Protection (4)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (5)	Notional Amount (6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Brazil Government International Bond	1.000%	Quarterly	06/20/2022	1.314%	$200	$(13)	$10	$0	$(3)
CBK	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.020	200	(17)	17	0	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.314	600	(38)	31	0	(7)
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.020	400	(34)	34	0	0
FBF	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.020	1,100	(76)	76	0	0
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.020	1,700	(118)	117	0	(1)
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.314	13,300	(861)	701	0	(160)
JPM	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.020	800	(56)	56	0	0

							$(1,213)	$1,042	$0	$(171)

Credit Default Swaps on Credit Indices - Sell Protection (4)

								Swap Agreements, at Value (7)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$2,567	$(56)	$75	$19	$0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,200	(65)	56	0	(9)
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	600	(20)	24	4	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	7,900	(364)	395	31	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	11,100	(685)	681	0	(4)
MEI	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	11,100	(576)	620	44	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	9,600	(317)	277	0	(40)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,800	(110)	94	0	(16)

						$(2,193)	$2,222	$98	$(69)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive (9)	1-Year ILS-TELBOR	0.374%	Annual	06/20/2020	ILS	9,790	$0	$(3)	$0	$(3)
	Pay (9)	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		2,110	0	9	9	0
DUB	Pay (9)	1-Year ILS-TELBOR	2.100	Annual	06/20/2028		2,000	0	17	17	0
GLM	Receive	1-Year ILS-TELBOR	0.290	Annual	02/16/2020		18,370	0	(6)	0	(6)
	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020		11,370	0	(1)	0	(1)
	Receive (9)	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		7,630	1	(3)	0	(2)
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		3,870	0	30	30	0
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		2,380	0	11	11	0
	Pay (9)	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		1,630	0	9	9	0
HUS	Receive (9)	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		6,000	0	(2)	0	(2)
	Pay (9)	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		1,280	0	7	7	0
JPM	Receive (9)	1-Year ILS-TELBOR	0.420	Annual	06/20/2020		9,380	0	(5)	0	(5)
MYC	Receive	CPURNSA	2.058	Maturity	05/12/2025		$20,200	0	(173)	0	(173)
	Receive	CPURNSA	1.800	Maturity	07/20/2026		2,600	0	(118)	0	(118)
	Receive	CPURNSA	1.805	Maturity	09/20/2026		18,400	0	(817)	0	(817)

								$1	$(1,045)	$83	$(1,127)

Total Return Swaps on Commodity and Equity Indices

											Swap Agreements, at Value
Counterparty	Pay/Receive (8)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	AMZX Index	1,367	3-Month USD-LIBOR plus a specified spread	Quarterly	05/15/2018		$1,669	$0	$(194)	$0	$(194)
BPS	Pay	SPGCINP Index †	6,503	(0.050)	Monthly	08/15/2018		1,295	0	33	33	0
	Receive	S&P Banks Select Industry Index	2,286	1-Month USD-LIBOR plus a specified spread	Monthly	11/15/2018		3,603	0	(183)	0	(183)
	Receive	AMZX Index	427	3-Month USD-LIBOR plus a specified spread	Quarterly	11/28/2018		498	0	(36)	0	(36)
	Receive	AMZX Index	291	3-Month USD-LIBOR plus a specified spread	Quarterly	01/25/2019		349	0	(34)	0	(34)
FBF	Receive	Swiss Market Index	1,150	1-Month USD-LIBOR plus a specified spread	Maturity	06/15/2018	CHF	10,028	0	(146)	0	(146)
	Pay	EURO STOXX Index	23,200	1-Month USD-LIBOR plus a specified spread	Maturity	06/13/2018	EUR	2,816	0	(27)	0	(27)
GST	Pay	SPGCINP Index †	901	(0.050)	Monthly	08/15/2018		$179	0	5	5	0
MEI	Receive	NDUEEGF Index	9,381	3-Month USD-LIBOR plus a specified spread	Quarterly	06/07/2018		5,055	0	(112)	0	(112)
MYI	Receive	DWRTFT Index	(16)	1-Month USD-LIBOR plus a specified spread	Monthly	07/25/2018		(144)	0	0	0	0

									$0	$(694)	$38	$(732)

Total Return Swaps on Securities

											Swap Agreements, at Value
Counterparty	Pay/Receive (8)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	iBoxx USD Investment Grade Corporate Bond ETF	123,026	1-Month USD-LIBOR plus a specified spread	Monthly	08/31/2018		14,403	0	(19)	0	(19)
FAR	Pay	iBoxx USD Investment Grade Corporate Bond ETF	125,016	1-Month USD-LIBOR plus a specified spread	Monthly	02/28/2019		14,580	0	(84)	0	(84)
JPM	Pay	iBoxx USD Investment Grade Corporate Bond ETF	135,677	1-Month USD-LIBOR plus a specified spread	Monthly	08/31/2018		$15,851	0	(53)	0	(53)

									$0	$(156)	$0	$(156)

Volatility Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Receive	GOLDLNPM Index (10)†	7.023%	Maturity	07/29/2020	$6,226	$0	$292	$292	$0
JPM	Pay	GOLDLNPM Index (10)†	3.861	Maturity	07/29/2020	5,598	0	(104)	0	(104)
	Pay	GOLDLNPM Index (10)†	3.976	Maturity	07/29/2020	629	0	(12)	0	(12)

							$0	$176	$292	$(116)

Total Swap Agreements							$(3,397)	$1,108	$525	$(2,814)

(o)	Securities with an aggregate market value of $4,038 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	The underlying instrument has a forward starting effective date.
(2)	YOY options may have a series of expirations.
(3)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(7)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(8)	Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.
(9)	This instrument has a forward starting effective date.
(10)	Variance Swap

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$48,280	$0	$48,280
Industrials	0	14,954	0	14,954
Utilities	0	19,954	0	19,954
U.S. Government Agencies	0	318,264	0	318,264
U.S. Treasury Obligations	0	280,809	0	280,809
Non-Agency Mortgage-Backed Securities	0	5,602	0	5,602
Asset-Backed Securities	0	29,082	0	29,082
Sovereign Issues	0	111,726	0	111,726
Common Stocks
Energy	10,328	0	0	10,328
Financials	9,826	0	0	9,826
Health Care	1,725	0	0	1,725
Industrials	3,040	0	0	3,040
Information Technology	3,386	0	0	3,386
Utilities	88	0	0	88
Exchange-Traded Funds	16,008	0	0	16,008
Real Estate Investment Trusts
Real Estate	18,533	0	0	18,533
Short-Term Instruments
Certificates of Deposit	0	5,998	0	5,998
Commercial Paper	0	7,604	0	7,604
Repurchase Agreements	0	42,173	0	42,173
Short-Term Notes	0	97	0	97
Argentina Treasury Bills	0	6,817	0	6,817
France Treasury Bills	0	123	0	123
Greece Treasury Bills	0	6,923	0	6,923
Italy Treasury Bills	0	2,011	0	2,011
Japan Treasury Bills	0	40,012	0	40,012
Nigeria Treasury Bills	0	2,071	0	2,071
Spain Treasury Bills	0	123	0	123
U.K. Treasury Bills	0	2,525	0	2,525
U.S. Treasury Bills	0	57	0	57
	$62,934	$945,205	$0	$1,008,139

Investments in Affiliates, at Value
Mutual Funds	109,892	0	0	109,892
Short-Term Instruments
Central Funds Used for Cash Management Purposes	595	0	0	595

	$110,487	$0	$0	$110,487

Total Investments	$173,421	$945,205	$0	$1,118,626

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(67,297)	$0	$(67,297)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4,543	1,705	0	6,248
Over the counter	0	4,482	190	4,672
	$4,543	$6,187	$190	$10,920

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,055)	(3,359)	0	(4,414)
Over the counter	0	(6,011)	0	(6,011)

	$(1,055)	$(9,370)	$0	$(10,425)

Total Financial Derivative Instruments	$3,488	$(3,183)	$190	$495

Totals	$176,909	$874,725	$190	$1,051,824

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Portfolio

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
Centene Corp.
TBD% due 09/13/2018	$3,250	$3,250
Ply Gem Industries, Inc.
TBD% due 03/01/2019	3,750	3,750

Total Loan Participations and Assignments (Cost $6,960)		7,000

CORPORATE BONDS & NOTES 92.8%
BANKING & FINANCE 8.6%
Ally Financial, Inc.
4.125% due 03/30/2020	1,000	1,006
4.625% due 03/30/2025	2,500	2,478
5.125% due 09/30/2024	2,000	2,048
7.500% due 09/15/2020	2,795	3,029
8.000% due 03/15/2020	1,607	1,732
8.000% due 11/01/2031	1,401	1,717
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023	1,000	990
BNP Paribas S.A.
7.375% due 08/19/2025 •(e)(f)	2,500	2,725
CIT Group, Inc.
5.000% due 08/15/2022	4,500	4,618
6.125% due 03/09/2028	500	520
CoreCivic, Inc.
4.625% due 05/01/2023	1,000	998
Credit Agricole S.A.
7.875% due 01/23/2024 •(e)(f)	4,000	4,356
Credit Suisse Group AG
6.250% due 12/18/2024 •(e)(f)	2,000	2,057
Equinix, Inc.
5.375% due 05/15/2027	1,500	1,526
5.875% due 01/15/2026	1,000	1,045
ESH Hospitality, Inc.
5.250% due 05/01/2025	2,000	1,951
FBM Finance, Inc.
8.250% due 08/15/2021	2,250	2,362
Greystar Real Estate Partners LLC
5.750% due 12/01/2025	1,000	1,000
Howard Hughes Corp.
5.375% due 03/15/2025	2,000	1,980
HSBC Holdings PLC
6.250% due 03/23/2023 •(e)(f)	750	761
Intesa Sanpaolo SpA
5.017% due 06/26/2024	1,250	1,234
5.710% due 01/15/2026	1,000	1,005
7.700% due 09/17/2025 •(e)(f)	1,000	1,053
Jefferies Finance LLC
6.875% due 04/15/2022	1,500	1,493
7.375% due 04/01/2020	2,000	2,030
Lincoln Finance Ltd.
7.375% due 04/15/2021	750	777
Lloyds Banking Group PLC
7.500% due 06/27/2024 •(e)(f)	5,000	5,431
MGM Growth Properties Operating Partnership LP
4.500% due 09/01/2026	1,000	960
5.625% due 05/01/2024	1,000	1,035
Navient Corp.
4.875% due 06/17/2019	1,000	1,011
5.000% due 10/26/2020	1,000	1,009
5.875% due 10/25/2024	2,250	2,216
6.125% due 03/25/2024	2,500	2,503
6.500% due 06/15/2022	1,000	1,035
6.625% due 07/26/2021	500	521
6.750% due 06/25/2025	1,000	1,016
7.250% due 01/25/2022	500	530
8.000% due 03/25/2020	1,000	1,065
OneMain Financial Holdings LLC
7.250% due 12/15/2021	1,500	1,555
Provident Funding Associates LP
6.375% due 06/15/2025	750	755

Quicken Loans, Inc.
5.250% due 01/15/2028	1,500	1,406
5.750% due 05/01/2025	1,500	1,504
RHP Hotel Properties LP
5.000% due 04/15/2023	1,500	1,511
Royal Bank of Scotland Group PLC
5.125% due 05/28/2024	2,000	2,036
7.500% due 08/10/2020 •(e)(f)	2,000	2,085
8.625% due 08/15/2021 •(e)(f)	1,000	1,089
SBA Communications Corp.
4.875% due 09/01/2024	1,000	984
Societe Generale S.A.
7.875% due 12/18/2023 •(e)(f)	2,000	2,172
Springleaf Finance Corp.
5.625% due 03/15/2023	1,250	1,230
6.875% due 03/15/2025	1,000	1,006
Tempo Acquisition LLC
6.750% due 06/01/2025	1,500	1,502
Vantiv LLC
4.375% due 11/15/2025	1,000	970

		84,628

INDUSTRIALS 76.2%
Acadia Healthcare Co., Inc.
5.625% due 02/15/2023	1,000	1,018
6.500% due 03/01/2024	500	523
Adient Global Holdings Ltd.
4.875% due 08/15/2026	2,500	2,375
ADT Corp.
3.500% due 07/15/2022	1,000	934
4.125% due 06/15/2023	1,000	943
4.875% due 07/15/2032	1,000	870
6.250% due 10/15/2021	2,000	2,095
Advanced Disposal Services, Inc.
5.625% due 11/15/2024	1,500	1,519
AECOM
5.125% due 03/15/2027	1,000	969
5.875% due 10/15/2024	1,250	1,314
Air Medical Group Holdings, Inc.
6.375% due 05/15/2023	2,500	2,381
Alcoa Nederland Holding BV
6.750% due 09/30/2024	500	538
7.000% due 09/30/2026	250	271
Aleris International, Inc.
7.875% due 11/01/2020	1,500	1,485
9.500% due 04/01/2021	1,500	1,566
Allison Transmission, Inc.
5.000% due 10/01/2024	2,000	1,987
Altice Financing S.A.
6.625% due 02/15/2023	3,000	2,977
7.500% due 05/15/2026	1,000	983
Altice Finco S.A.
7.625% due 02/15/2025	1,000	990
Altice France S.A.
6.000% due 05/15/2022	4,000	3,915
6.250% due 05/15/2024	4,000	3,785
7.375% due 05/01/2026	2,000	1,912
Altice Luxembourg S.A.
7.625% due 02/15/2025 (h)	2,500	2,147
7.750% due 05/15/2022	2,500	2,328
Altice U.S. Finance Corp.
5.500% due 05/15/2026	1,500	1,466
AMC Networks, Inc.
4.750% due 12/15/2022	1,000	1,010
4.750% due 08/01/2025	500	483
5.000% due 04/01/2024	2,000	1,981
American Builders & Contractors Supply Co., Inc.
5.625% due 04/15/2021	400	408
5.750% due 12/15/2023	1,000	1,030
Amsted Industries, Inc.
5.000% due 03/15/2022	2,000	2,010
5.375% due 09/15/2024	1,000	1,005
Antero Resources Corp.
5.000% due 03/01/2025	1,000	1,008
5.125% due 12/01/2022	1,000	1,013
5.375% due 11/01/2021	1,250	1,277
Aramark Services, Inc.
5.000% due 02/01/2028	1,000	981
5.125% due 01/15/2024	1,500	1,534
Arconic, Inc.
5.125% due 10/01/2024	2,000	2,041
5.950% due 02/01/2037	1,250	1,300
Ardagh Packaging Finance PLC
4.250% due 09/15/2022	250	249
6.000% due 02/15/2025	1,500	1,511
7.250% due 05/15/2024	2,000	2,135

Ashland LLC
4.750% due 08/15/2022	2,000	2,035
6.875% due 05/15/2043	1,500	1,627
Ashtead Capital, Inc.
4.125% due 08/15/2025	1,000	961
4.375% due 08/15/2027	750	714
Avon International Operations, Inc.
7.875% due 08/15/2022	1,000	1,028
B&G Foods, Inc.
4.625% due 06/01/2021	1,000	995
5.250% due 04/01/2025	1,000	934
Ball Corp.
5.250% due 07/01/2025	1,750	1,809
BC Unlimited Liability Co.
4.250% due 05/15/2024	1,500	1,436
5.000% due 10/15/2025	3,000	2,872
BCD Acquisition, Inc.
9.625% due 09/15/2023	1,500	1,627
Beacon Escrow Corp.
4.875% due 11/01/2025	4,000	3,830
Beacon Roofing Supply, Inc.
6.375% due 10/01/2023	1,000	1,055
Berry Global, Inc.
4.500% due 02/15/2026	1,000	949
5.125% due 07/15/2023	1,000	1,015
6.000% due 10/15/2022	1,000	1,036
Boise Cascade Co.
5.625% due 09/01/2024	1,000	1,028
Bombardier, Inc.
7.500% due 12/01/2024	500	519
7.500% due 03/15/2025	2,000	2,062
7.750% due 03/15/2020	500	536
8.750% due 12/01/2021	1,500	1,652
Boyd Gaming Corp.
6.375% due 04/01/2026	1,500	1,574
6.875% due 05/15/2023	1,000	1,059
Brink’s Co.
4.625% due 10/15/2027	1,000	930
Builders FirstSource, Inc.
5.625% due 09/01/2024	1,500	1,513
BWAY Holding Co.
5.500% due 04/15/2024	2,500	2,522
Cable One, Inc.
5.750% due 06/15/2022	1,000	1,023
Cablevision Systems Corp.
5.875% due 09/15/2022	2,000	1,989
Caesars Resort Collection LLC
5.250% due 10/15/2025	4,000	3,845
Carrizo Oil & Gas, Inc.
6.250% due 04/15/2023 (h)	2,000	2,010
Cascades, Inc.
5.500% due 07/15/2022	750	758
Catalent Pharma Solutions, Inc.
4.875% due 01/15/2026	1,750	1,711
CBS Radio, Inc.
7.250% due 11/01/2024	1,500	1,536
CCO Holdings LLC
5.000% due 02/01/2028	1,000	943
5.125% due 02/15/2023	3,000	3,027
5.125% due 05/01/2023	2,000	2,007
5.125% due 05/01/2027	1,000	952
5.250% due 09/30/2022	2,000	2,034
5.375% due 05/01/2025	1,000	988
5.750% due 09/01/2023	2,750	2,798
5.750% due 02/15/2026	2,375	2,369
5.875% due 04/01/2024	1,000	1,020
5.875% due 05/01/2027	1,000	1,003
Centene Corp.
4.750% due 01/15/2025	1,000	978
5.625% due 02/15/2021	1,000	1,030
6.125% due 02/15/2024	1,000	1,043
Centennial Resource Production LLC
5.375% due 01/15/2026	2,000	1,967
Cequel Communications Holdings LLC
5.125% due 12/15/2021	2,000	2,002
6.375% due 09/15/2020	700	714
CF Industries, Inc.
5.150% due 03/15/2034	2,000	1,912
Change Healthcare Holdings LLC
5.750% due 03/01/2025	2,500	2,488
Chemours Co.
6.625% due 05/15/2023	1,500	1,581
7.000% due 05/15/2025	1,500	1,627
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027	2,500	2,491
5.875% due 03/31/2025	2,000	2,100
7.000% due 06/30/2024	1,500	1,665

Cheniere Energy Partners LP
5.250% due 10/01/2025	1,500	1,483
Chesapeake Energy Corp.
8.000% due 12/15/2022	1,250	1,323
Churchill Downs, Inc.
4.750% due 01/15/2028	2,000	1,895
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022	2,000	2,043
7.625% due 03/15/2020	2,500	2,506
Clearwater Paper Corp.
4.500% due 02/01/2023	1,500	1,447
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024	750	729
5.750% due 03/01/2025	500	479
CNX Midstream Partners LP
6.500% due 03/15/2026	1,000	989
CNX Resources Corp.
5.875% due 04/15/2022	1,000	1,009
CommScope Technologies LLC
5.000% due 03/15/2027	1,000	953
6.000% due 06/15/2025	1,250	1,307
CommScope, Inc.
5.000% due 06/15/2021	1,000	1,018
5.500% due 06/15/2024	1,250	1,281
Community Health Systems, Inc.
5.125% due 08/01/2021	1,000	935
6.250% due 03/31/2023	2,500	2,316
Constellium NV
5.750% due 05/15/2024	1,000	985
5.875% due 02/15/2026	1,000	988
Continental Resources, Inc.
3.800% due 06/01/2024	1,500	1,449
4.375% due 01/15/2028	1,000	976
4.500% due 04/15/2023	1,500	1,521
4.900% due 06/01/2044	1,000	963
5.000% due 09/15/2022	1,500	1,524
Cooper-Standard Automotive, Inc.
5.625% due 11/15/2026	1,500	1,500
Core & Main LP
6.125% due 08/15/2025	3,000	2,940
Covey Park Energy LLC
7.500% due 05/15/2025	2,375	2,375
CPG Merger Sub LLC
8.000% due 10/01/2021	2,000	2,027
Crown Americas LLC
4.250% due 09/30/2026	1,000	928
4.500% due 01/15/2023	2,000	1,990
4.750% due 02/01/2026	1,000	970
CSC Holdings LLC
5.250% due 06/01/2024	2,000	1,907
5.375% due 02/01/2028	500	474
5.500% due 04/15/2027	1,000	960
6.625% due 10/15/2025	1,000	1,035
10.125% due 01/15/2023	1,000	1,112
DAE Funding LLC
4.000% due 08/01/2020	375	367
4.500% due 08/01/2022	1,000	951
5.000% due 08/01/2024	2,000	1,897
Darling Ingredients, Inc.
5.375% due 01/15/2022	2,000	2,037
DaVita, Inc.
5.000% due 05/01/2025	2,000	1,938
5.125% due 07/15/2024	2,000	1,956
Dell International LLC
5.875% due 06/15/2021	500	513
7.125% due 06/15/2024	1,000	1,068
Diamond Offshore Drilling, Inc.
4.875% due 11/01/2043	750	540
5.700% due 10/15/2039	1,000	795
7.875% due 08/15/2025	500	503
Diamond Resorts International, Inc.
7.750% due 09/01/2023	1,500	1,637
Diamondback Energy, Inc.
4.750% due 11/01/2024	1,000	993
5.375% due 05/31/2025	1,000	1,018
Digicel Group Ltd.
7.125% due 04/01/2022	1,000	784
Digicel Ltd.
6.000% due 04/15/2021	1,000	943
DISH DBS Corp.
5.000% due 03/15/2023	2,500	2,266
5.125% due 05/01/2020	1,000	1,003
5.875% due 07/15/2022	3,000	2,876
5.875% due 11/15/2024	2,000	1,790
6.750% due 06/01/2021	1,000	1,013
7.750% due 07/01/2026	1,000	945

DJO Finance LLC
8.125% due 06/15/2021	2,500	2,519
10.750% due 04/15/2020	500	486
Dollar Tree, Inc.
5.750% due 03/01/2023	2,000	2,094
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021	1,000	1,000
Dynegy, Inc.
7.375% due 11/01/2022	2,000	2,112
7.625% due 11/01/2024	2,000	2,167
8.000% due 01/15/2025	1,000	1,092
8.125% due 01/30/2026	750	831
Eldorado Resorts, Inc.
7.000% due 08/01/2023	1,000	1,062
EMC Corp.
3.375% due 06/01/2023	1,000	923
EMI Music Publishing Group North America Holdings, Inc.
7.625% due 06/15/2024	1,000	1,085
Endo Dac
6.000% due 07/15/2023	1,500	1,140
6.000% due 02/01/2025	1,500	1,084
Endo Finance LLC
5.375% due 01/15/2023	1,500	1,144
5.750% due 01/15/2022	1,000	825
Energizer Holdings, Inc.
5.500% due 06/15/2025	2,500	2,525
Energy Transfer Equity LP
5.875% due 01/15/2024	1,000	1,035
7.500% due 10/15/2020	2,000	2,159
EnPro Industries, Inc.
5.875% due 09/15/2022	1,500	1,558
Ensco PLC
4.500% due 10/01/2024	1,500	1,211
5.200% due 03/15/2025	1,000	819
5.750% due 10/01/2044	2,000	1,375
7.750% due 02/01/2026	1,000	920
Entegris, Inc.
4.625% due 02/10/2026	2,000	1,960
Envision Healthcare Corp.
5.125% due 07/01/2022	2,000	2,000
EW Scripps Co.
5.125% due 05/15/2025	500	466
Extraction Oil & Gas, Inc.
5.625% due 02/01/2026	500	473
7.375% due 05/15/2024	500	525
First Data Corp.
5.000% due 01/15/2024	3,000	3,011
5.750% due 01/15/2024	3,000	3,030
7.000% due 12/01/2023	3,000	3,161
First Quality Finance Co., Inc.
4.625% due 05/15/2021	1,000	1,000
5.000% due 07/01/2025	750	720
First Quantum Minerals Ltd.
6.500% due 03/01/2024	1,000	950
7.000% due 02/15/2021	1,000	1,004
7.250% due 05/15/2022	1,000	1,005
7.250% due 04/01/2023	1,000	988
7.500% due 04/01/2025	750	739
Flex Acquisition Co., Inc.
6.875% due 01/15/2025	2,000	1,984
FMG Resources Pty. Ltd.
4.750% due 05/15/2022	250	248
5.125% due 05/15/2024	250	247
Freeport-McMoRan, Inc.
3.100% due 03/15/2020	1,500	1,489
3.550% due 03/01/2022	2,000	1,940
3.875% due 03/15/2023	2,000	1,938
4.000% due 11/14/2021	2,500	2,500
5.400% due 11/14/2034	2,500	2,388
Gates Global LLC
6.000% due 07/15/2022	1,000	1,016
GCP Applied Technologies, Inc.
5.500% due 04/15/2026 (a)	1,500	1,498
9.500% due 02/01/2023	2,000	2,209
GLP Capital LP
5.375% due 11/01/2023	1,500	1,560
5.375% due 04/15/2026	750	763
Graphic Packaging International LLC
4.125% due 08/15/2024	500	494
4.875% due 11/15/2022	500	512
Gray Television, Inc.
5.125% due 10/15/2024	1,000	970
Griffon Corp.
5.250% due 03/01/2022	2,250	2,268

Grinding Media, Inc.
7.375% due 12/15/2023	1,000	1,052
Gulfport Energy Corp.
6.000% due 10/15/2024	1,500	1,431
6.375% due 05/15/2025	1,500	1,449
6.625% due 05/01/2023	1,000	1,015
Hanesbrands, Inc.
4.625% due 05/15/2024	2,000	1,967
4.875% due 05/15/2026	1,500	1,462
HCA Healthcare, Inc.
6.250% due 02/15/2021	3,000	3,157
HCA, Inc.
4.750% due 05/01/2023	2,000	2,027
5.000% due 03/15/2024	2,500	2,531
5.250% due 04/15/2025	2,000	2,049
5.250% due 06/15/2026	1,500	1,523
5.375% due 02/01/2025	2,000	2,010
5.500% due 06/15/2047	1,500	1,453
5.875% due 05/01/2023	1,750	1,816
7.500% due 02/15/2022	2,000	2,202
HD Supply, Inc.
5.750% due 04/15/2024	1,500	1,584
Hearthside Group Holdings LLC
6.500% due 05/01/2022	2,000	2,005
Hill-Rom Holdings, Inc.
5.000% due 02/15/2025	1,250	1,245
Hilton Domestic Operating Co., Inc.
4.250% due 09/01/2024	1,000	973
Hilton Worldwide Finance LLC
4.625% due 04/01/2025	1,000	1,001
4.875% due 04/01/2027	750	743
HudBay Minerals, Inc.
7.250% due 01/15/2023	500	521
7.625% due 01/15/2025	500	531
Hughes Satellite Systems Corp.
5.250% due 08/01/2026	500	492
7.625% due 06/15/2021	1,000	1,077
Huntsman International LLC
4.875% due 11/15/2020	1,000	1,023
5.125% due 11/15/2022	1,000	1,036
IHO Verwaltungs GmbH (4.500% Cash or 5.250% PIK)
4.500% due 09/15/2023 (b)	2,000	1,947
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK)
4.750% due 09/15/2026 (b)	2,000	1,932
Indigo Natural Resources LLC
6.875% due 02/15/2026	1,000	948
INEOS Group Holdings S.A.
5.625% due 08/01/2024 (h)	1,500	1,521
Informatica LLC
7.125% due 07/15/2023	1,000	1,003
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023	1,000	813
7.250% due 10/15/2020	1,000	930
7.500% due 04/01/2021	500	455
8.000% due 02/15/2024	2,000	2,107
International Game Technology PLC
6.250% due 02/15/2022	2,000	2,105
6.500% due 02/15/2025	1,500	1,614
Jaguar Holding Co.
6.375% due 08/01/2023	3,750	3,802
James Hardie International Finance DAC
4.750% due 01/15/2025	500	493
5.000% due 01/15/2028	500	488
Jeld-Wen, Inc.
4.625% due 12/15/2025	2,250	2,166
4.875% due 12/15/2027	1,500	1,421
KAR Auction Services, Inc.
5.125% due 06/01/2025	1,250	1,247
KFC Holding Co.
4.750% due 06/01/2027	750	725
5.000% due 06/01/2024	1,000	996
5.250% due 06/01/2026	2,000	1,997
Kinetic Concepts, Inc.
7.875% due 02/15/2021	1,500	1,545
12.500% due 11/01/2021	1,250	1,419
KLX, Inc.
5.875% due 12/01/2022	2,500	2,585
L Brands, Inc.
5.625% due 02/15/2022	1,000	1,042
Lamb Weston Holdings, Inc.
4.625% due 11/01/2024	1,000	996
4.875% due 11/01/2026	1,000	994
Laredo Petroleum, Inc.
5.625% due 01/15/2022	1,000	998

Lennar Corp.
4.750% due 11/29/2027	1,250	1,203
5.000% due 06/15/2027	1,500	1,470
5.250% due 06/01/2026	1,250	1,241
5.375% due 10/01/2022	1,000	1,032
5.875% due 11/15/2024	750	780
Level 3 Financing, Inc.
5.125% due 05/01/2023	1,250	1,230
5.250% due 03/15/2026	1,000	945
5.375% due 01/15/2024	1,000	977
5.375% due 05/01/2025	1,000	973
LifePoint Health, Inc.
5.375% due 05/01/2024	1,000	981
5.500% due 12/01/2021	1,000	1,014
5.875% due 12/01/2023	1,000	1,013
LIN Television Corp.
5.875% due 11/15/2022	750	775
Live Nation Entertainment, Inc.
4.875% due 11/01/2024	1,000	978
LKQ Corp.
4.750% due 05/15/2023	1,000	1,000
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023 (h)	1,500	1,155
5.500% due 04/15/2025	1,000	781
5.625% due 10/15/2023 (h)	1,000	805
5.750% due 08/01/2022	2,000	1,720
Masonite International Corp.
5.625% due 03/15/2023	2,000	2,067
Matador Resources Co.
6.875% due 04/15/2023	500	521
MDC Holdings, Inc.
6.000% due 01/15/2043	1,000	941
MDC Partners, Inc.
6.500% due 05/01/2024	1,000	978
Meredith Corp.
6.875% due 02/01/2026	750	772
MGM Resorts International
4.625% due 09/01/2026	1,000	960
6.000% due 03/15/2023	2,000	2,105
6.625% due 12/15/2021	4,000	4,325
6.750% due 10/01/2020	1,000	1,065
7.750% due 03/15/2022	2,000	2,232
8.625% due 02/01/2019	1,000	1,049
MSCI, Inc.
5.250% due 11/15/2024	1,000	1,026
5.750% due 08/15/2025	1,000	1,050
Murphy Oil Corp.
4.000% due 06/01/2022	500	486
4.450% due 12/01/2022	250	243
5.750% due 08/15/2025	500	494
6.875% due 08/15/2024	1,000	1,045
Murphy Oil USA, Inc.
6.000% due 08/15/2023	1,000	1,035
Nabors Industries, Inc.
5.750% due 02/01/2025	2,000	1,890
NCR Corp.
4.625% due 02/15/2021	1,500	1,496
5.000% due 07/15/2022	2,000	2,010
6.375% due 12/15/2023	500	520
Netflix, Inc.
4.375% due 11/15/2026 (h)	2,500	2,375
4.875% due 04/15/2028	1,500	1,444
Newfield Exploration Co.
5.375% due 01/01/2026	3,000	3,112
5.625% due 07/01/2024	1,500	1,590
Nexstar Broadcasting, Inc.
5.625% due 08/01/2024	750	737
NextEra Energy Operating Partners LP
4.250% due 09/15/2024	500	486
4.500% due 09/15/2027	750	710
Nielsen Co. Luxembourg SARL
5.000% due 02/01/2025	500	494
Nielsen Finance LLC
5.000% due 04/15/2022	1,750	1,753
Novelis Corp.
5.875% due 09/30/2026	2,500	2,469
6.250% due 08/15/2024	1,000	1,028
NXP BV
4.125% due 06/15/2020	1,000	1,018
4.125% due 06/01/2021	875	886
4.625% due 06/01/2023	1,000	1,020
5.750% due 03/15/2023	2,000	2,057
Oasis Petroleum, Inc.
6.875% due 03/15/2022	1,000	1,017
Olin Corp.
5.000% due 02/01/2030	750	719
Open Text Corp.
5.875% due 06/01/2026	1,500	1,546

Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022	8,000	7,840
Oshkosh Corp.
5.375% due 03/01/2025	625	647
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023	2,000	1,900
5.250% due 08/15/2022	2,000	1,967
5.500% due 02/15/2024	1,250	1,216
Park-Ohio Industries, Inc.
6.625% due 04/15/2027	1,000	1,040
Party City Holdings, Inc.
6.125% due 08/15/2023	1,000	1,024
PDC Energy, Inc.
5.750% due 05/15/2026	500	492
6.125% due 09/15/2024	1,000	1,025
Penn National Gaming, Inc.
5.625% due 01/15/2027	500	481
Performance Food Group, Inc.
5.500% due 06/01/2024	500	504
PetSmart, Inc.
7.125% due 03/15/2023	3,000	1,717
Pilgrim’s Pride Corp.
5.750% due 03/15/2025	2,000	1,947
5.875% due 09/30/2027	1,000	943
Pinnacle Entertainment, Inc.
5.625% due 05/01/2024	750	788
Pinnacle Foods Finance LLC
4.875% due 05/01/2021	2,000	2,017
5.875% due 01/15/2024	1,000	1,040
Pisces Midco, Inc.
8.000% due 04/15/2026 (a)	2,000	2,000
Platform Specialty Products Corp.
5.875% due 12/01/2025	1,000	979
6.500% due 02/01/2022	2,000	2,037
Ply Gem Industries, Inc.
6.500% due 02/01/2022	3,000	3,095
Post Holdings, Inc.
5.000% due 08/15/2026	3,000	2,857
5.500% due 03/01/2025	1,000	988
5.625% due 01/15/2028	1,250	1,198
5.750% due 03/01/2027	2,000	1,980
8.000% due 07/15/2025	750	845
PQ Corp.
6.750% due 11/15/2022	750	791
Precision Drilling Corp.
7.750% due 12/15/2023	1,750	1,827
Prestige Brands, Inc.
5.375% due 12/15/2021	2,750	2,781
6.375% due 03/01/2024	1,500	1,541
Prime Security Services Borrower LLC
9.250% due 05/15/2023	3,000	3,259
Qorvo, Inc.
6.750% due 12/01/2023	1,000	1,070
7.000% due 12/01/2025	500	545
Qualitytech LP
4.750% due 11/15/2025	1,500	1,414
Quintiles IMS, Inc.
4.875% due 05/15/2023	2,000	2,047
5.000% due 10/15/2026	2,000	1,997
Rackspace Hosting, Inc.
8.625% due 11/15/2024	1,250	1,237
Range Resources Corp.
4.875% due 05/15/2025	1,000	933
5.000% due 08/15/2022	750	729
5.000% due 03/15/2023	2,000	1,928
RBS Global, Inc.
4.875% due 12/15/2025	2,000	1,945
RegionalCare Hospital Partners Holdings, Inc.
8.250% due 05/01/2023	2,000	2,090
Revlon Consumer Products Corp.
6.250% due 08/01/2024	750	466
Reynolds Group Issuer, Inc.
5.125% due 07/15/2023	2,000	2,022
5.750% due 10/15/2020	1,454	1,474
6.875% due 02/15/2021	347	352
7.000% due 07/15/2024	1,000	1,049
Rite Aid Corp.
6.125% due 04/01/2023	2,000	2,025
Rivers Pittsburgh Borrower LP
6.125% due 08/15/2021	1,000	968
Rockies Express Pipeline LLC
5.625% due 04/15/2020	1,250	1,300
6.000% due 01/15/2019	1,500	1,534
6.875% due 04/15/2040	500	579

Rowan Cos., Inc.
4.750% due 01/15/2024	1,000	838
4.875% due 06/01/2022	2,000	1,830
5.850% due 01/15/2044	1,000	715
7.375% due 06/15/2025	500	471
RSP Permian, Inc.
5.250% due 01/15/2025	1,000	1,039
6.625% due 10/01/2022	1,000	1,047
Sabre GLBL, Inc.
5.250% due 11/15/2023	500	508
5.375% due 04/15/2023	1,500	1,521
Sally Holdings LLC
5.625% due 12/01/2025 (h)	1,250	1,242
Schaeffler Finance BV
4.750% due 05/15/2023	1,250	1,259
Scientific Games International, Inc.
5.000% due 10/15/2025	1,500	1,462
6.250% due 09/01/2020	1,250	1,258
10.000% due 12/01/2022	1,500	1,621
Scotts Miracle-Gro Co.
6.000% due 10/15/2023	1,375	1,451
Sealed Air Corp.
4.875% due 12/01/2022	500	507
5.125% due 12/01/2024	1,000	1,022
5.250% due 04/01/2023	1,500	1,549
5.500% due 09/15/2025	1,000	1,037
Sensata Technologies BV
4.875% due 10/15/2023	1,500	1,508
5.000% due 10/01/2025	1,000	990
5.625% due 11/01/2024	1,250	1,311
Sensata Technologies UK Financing Co. PLC
6.250% due 02/15/2026	1,500	1,584
ServiceMaster Co. LLC
5.125% due 11/15/2024	1,750	1,697
Signode Industrial Group Lux S.A.
6.375% due 05/01/2022	3,000	3,097
Silversea Cruise Finance Ltd.
7.250% due 02/01/2025	250	266
Simmons Foods, Inc.
5.750% due 11/01/2024	1,000	909
Sinclair Television Group, Inc.
5.125% due 02/15/2027 (h)	1,000	933
5.625% due 08/01/2024	2,000	1,990
Sirius XM Radio, Inc.
5.000% due 08/01/2027	1,500	1,417
5.375% due 04/15/2025	3,000	2,985
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025	500	604
Sotera Health Topco, Inc. (8.125% Cash or 8.875% PIK)
8.125% due 11/01/2021 (b)	1,000	1,008
Southwestern Energy Co.
4.100% due 03/15/2022	3,000	2,887
6.700% due 01/23/2025	1,000	975
7.500% due 04/01/2026	1,000	1,015
Spectrum Brands, Inc.
5.750% due 07/15/2025	1,500	1,537
6.125% due 12/15/2024	1,000	1,035
6.625% due 11/15/2022	1,000	1,035
SPX FLOW, Inc.
5.625% due 08/15/2024	1,500	1,534
5.875% due 08/15/2026	1,500	1,549
Standard Industries, Inc.
4.750% due 01/15/2028	1,000	946
5.000% due 02/15/2027	1,000	973
5.375% due 11/15/2024	4,000	4,070
6.000% due 10/15/2025	2,000	2,060
Station Casinos LLC
5.000% due 10/01/2025	1,000	953
Steel Dynamics, Inc.
5.000% due 12/15/2026	1,000	1,003
5.125% due 10/01/2021	1,000	1,019
5.500% due 10/01/2024	500	517
Suburban Propane Partners LP
5.750% due 03/01/2025	1,000	965
Sunoco LP
4.875% due 01/15/2023	750	725
5.500% due 02/15/2026	500	484
5.875% due 03/15/2028	500	484
T-Mobile USA, Inc.
4.500% due 02/01/2026	875	841
4.750% due 02/01/2028	1,000	963
5.125% due 04/15/2025	1,000	1,008
6.375% due 03/01/2025	2,000	2,095
6.500% due 01/15/2026	2,000	2,130
6.625% due 04/01/2023	3,000	3,099
6.836% due 04/28/2023	2,000	2,075
Team Health Holdings, Inc.
6.375% due 02/01/2025	2,750	2,372

Teck Resources Ltd.
3.750% due 02/01/2023	1,000	965
4.500% due 01/15/2021	2,750	2,781
4.750% due 01/15/2022	1,000	1,018
6.125% due 10/01/2035	2,000	2,130
6.250% due 07/15/2041	1,000	1,065
8.500% due 06/01/2024	500	557
TEGNA, Inc.
4.875% due 09/15/2021	500	505
5.500% due 09/15/2024	1,000	1,024
Teine Energy Ltd.
6.875% due 09/30/2022	1,000	1,025
Teleflex, Inc.
4.875% due 06/01/2026	750	746
Telenet Finance Luxembourg Notes SARL
5.500% due 03/01/2028	1,400	1,346
Tempur Sealy International, Inc.
5.500% due 06/15/2026	2,250	2,171
5.625% due 10/15/2023	750	756
Tenet Healthcare Corp.
4.500% due 04/01/2021	1,000	996
4.625% due 07/15/2024	1,000	965
5.125% due 05/01/2025	2,000	1,930
6.000% due 10/01/2020	1,000	1,037
6.750% due 06/15/2023 (h)	1,500	1,474
7.500% due 01/01/2022	450	476
8.125% due 04/01/2022	1,000	1,046
Tennant Co.
5.625% due 05/01/2025	1,000	1,025
Terex Corp.
5.625% due 02/01/2025	1,000	1,003
TransDigm, Inc.
6.000% due 07/15/2022	1,000	1,023
6.375% due 06/15/2026	2,000	2,020
6.500% due 07/15/2024	1,500	1,541
Transocean, Inc.
6.800% due 03/15/2038 (h)	1,500	1,177
7.500% due 01/15/2026	500	494
7.500% due 04/15/2031	2,500	2,216
9.000% due 07/15/2023	3,500	3,736
TreeHouse Foods, Inc.
4.875% due 03/15/2022	1,000	1,000
6.000% due 02/15/2024	1,000	1,010
Tribune Media Co.
5.875% due 07/15/2022	1,500	1,528
Trinseo Materials Operating S.C.A.
5.375% due 09/01/2025	2,000	1,970
Triumph Group, Inc.
4.875% due 04/01/2021	1,500	1,474
7.750% due 08/15/2025	625	642
U.S. Concrete, Inc.
6.375% due 06/01/2024	2,000	2,085
U.S. Foods, Inc.
5.875% due 06/15/2024	1,250	1,284
United Rentals North America, Inc.
4.625% due 07/15/2023	1,000	1,021
4.625% due 10/15/2025	1,000	975
4.875% due 01/15/2028	1,000	968
5.500% due 07/15/2025	1,500	1,541
5.500% due 05/15/2027	1,500	1,515
5.875% due 09/15/2026	500	522
Unitymedia GmbH
6.125% due 01/15/2025	1,000	1,054
Unitymedia Hessen GmbH & Co. KG
5.000% due 01/15/2025	3,000	3,067
Univar USA, Inc.
6.750% due 07/15/2023	1,000	1,036
Univision Communications, Inc.
5.125% due 05/15/2023	1,500	1,433
5.125% due 02/15/2025	4,000	3,740
6.750% due 09/15/2022	438	453
UPC Holding BV
5.500% due 01/15/2028	2,000	1,850
UPCB Finance Ltd.
5.375% due 01/15/2025	1,000	970
USA Compression Partners LP
6.875% due 04/01/2026	1,250	1,272
USG Corp.
4.875% due 06/01/2027	1,500	1,519
5.500% due 03/01/2025	1,250	1,308
Valeant Pharmaceuticals International, Inc.
5.500% due 03/01/2023	2,000	1,757
5.500% due 11/01/2025	2,000	1,954
5.625% due 12/01/2021	500	479
5.875% due 05/15/2023	2,000	1,782
6.500% due 03/15/2022	500	518

6.750% due 08/15/2021	500	503
7.000% due 03/15/2024	1,125	1,177
7.250% due 07/15/2022	1,000	1,004
7.500% due 07/15/2021	500	506
9.000% due 12/15/2025	375	374
9.250% due 04/01/2026	1,250	1,248
Valvoline, Inc.
5.500% due 07/15/2024	500	514
VeriSign, Inc.
4.625% due 05/01/2023	2,000	2,007
5.250% due 04/01/2025	1,000	1,020
Versum Materials, Inc.
5.500% due 09/30/2024	1,000	1,037
ViaSat, Inc.
5.625% due 09/15/2025	1,500	1,452
Videotron Ltd.
5.125% due 04/15/2027	750	737
5.375% due 06/15/2024	1,000	1,036
Viking Cruises Ltd.
5.875% due 09/15/2027	1,250	1,187
Virgin Media Finance PLC
5.750% due 01/15/2025	1,000	961
6.000% due 10/15/2024	1,500	1,491
6.375% due 04/15/2023	2,000	2,040
Virgin Media Secured Finance PLC
5.250% due 01/15/2026	1,000	966
VOC Escrow Ltd.
5.000% due 02/15/2028	1,000	955
Wabash National Corp.
5.500% due 10/01/2025	2,000	1,955
Welbilt, Inc.
9.500% due 02/15/2024	1,000	1,120
WellCare Health Plans, Inc.
5.250% due 04/01/2025	1,250	1,258
WESCO Distribution, Inc.
5.375% due 06/15/2024	1,000	1,009
West Street Merger Sub, Inc.
6.375% due 09/01/2025	2,500	2,394
Whiting Petroleum Corp.
5.750% due 03/15/2021	1,000	1,012
6.625% due 01/15/2026	500	504
Williams Cos., Inc.
4.550% due 06/24/2024	2,000	2,024
Wind Tre SpA
5.000% due 01/20/2026	4,000	3,419
WMG Acquisition Corp.
5.000% due 08/01/2023	1,000	1,005
5.500% due 04/15/2026	1,000	1,008
WPX Energy, Inc.
6.000% due 01/15/2022	500	516
7.500% due 08/01/2020	503	541
8.250% due 08/01/2023	1,000	1,125
WR Grace & Co-Conn
5.125% due 10/01/2021	1,000	1,026
5.625% due 10/01/2024	1,000	1,034
Wynn Las Vegas LLC
5.250% due 05/15/2027	2,000	1,965
5.500% due 03/01/2025	1,000	1,008
Wynn Macau Ltd.
5.500% due 10/01/2027	1,000	983
XPO Logistics, Inc.
6.125% due 09/01/2023	500	518
6.500% due 06/15/2022	1,500	1,552
Zayo Group LLC
5.750% due 01/15/2027	2,000	1,957
6.375% due 05/15/2025	1,000	1,039
ZF North America Capital, Inc.
4.750% due 04/29/2025	1,500	1,522
Ziggo Secured Finance BV
5.500% due 01/15/2027	3,000	2,827

		750,102

UTILITIES 8.0%
AmeriGas Partners LP
5.500% due 05/20/2025	1,000	970
5.750% due 05/20/2027	500	481
Antero Midstream Partners LP
5.375% due 09/15/2024	500	506
Blue Racer Midstream LLC
6.125% due 11/15/2022	2,000	2,045
Calpine Corp.
5.250% due 06/01/2026	750	727
5.375% due 01/15/2023	3,000	2,883
5.750% due 01/15/2025	2,500	2,294

CenturyLink, Inc.
5.800% due 03/15/2022	2,000	1,962
6.450% due 06/15/2021	1,000	1,025
Covanta Holding Corp.
5.875% due 03/01/2024	1,025	1,007
5.875% due 07/01/2025	1,000	972
CrownRock LP
5.625% due 10/15/2025	1,500	1,489
Embarq Corp.
7.995% due 06/01/2036	1,000	948
Frontier Communications Corp.
6.875% due 01/15/2025 (h)	1,500	894
7.125% due 03/15/2019	1,000	1,004
8.500% due 04/01/2026	500	486
10.500% due 09/15/2022	1,250	1,052
11.000% due 09/15/2025	1,000	754
Genesis Energy LP
5.625% due 06/15/2024	1,000	948
6.000% due 05/15/2023	1,250	1,237
6.500% due 10/01/2025	500	493
6.750% due 08/01/2022	1,500	1,547
Jonah Energy LLC
7.250% due 10/15/2025	1,250	1,131
NGL Energy Partners LP
6.125% due 03/01/2025	750	718
7.500% due 11/01/2023	500	504
NGPL PipeCo LLC
4.375% due 08/15/2022	625	623
4.875% due 08/15/2027	1,000	989
Northwestern Bell Telephone
7.750% due 05/01/2030	1,208	1,278
NRG Energy, Inc.
6.250% due 07/15/2022	2,500	2,587
6.250% due 05/01/2024	1,000	1,035
6.625% due 01/15/2027	1,500	1,541
NRG Yield Operating LLC
5.000% due 09/15/2026	1,000	987
NSG Holdings LLC
7.750% due 12/15/2025	1,296	1,429
Parsley Energy LLC
5.250% due 08/15/2025	1,000	996
5.375% due 01/15/2025	1,000	1,002
5.625% due 10/15/2027	1,000	1,002
6.250% due 06/01/2024	1,000	1,039
Sprint Capital Corp.
6.900% due 05/01/2019	1,500	1,549
8.750% due 03/15/2032	2,500	2,619
Sprint Communications, Inc.
6.000% due 11/15/2022	1,500	1,476
7.000% due 03/01/2020	1,000	1,052
7.000% due 08/15/2020	2,000	2,085
9.000% due 11/15/2018	556	574
Sprint Corp.
7.125% due 06/15/2024	1,750	1,711
7.250% due 09/15/2021	3,000	3,109
7.625% due 02/15/2025 (h)	2,000	1,972
7.625% due 03/01/2026	1,000	979
7.875% due 09/15/2023	4,000	4,095
Talen Energy Supply LLC
6.500% due 06/01/2025	1,000	710
Tallgrass Energy Partners LP
5.500% due 09/15/2024	2,000	2,045
5.500% due 01/15/2028	500	505
Targa Resources Partners LP
4.125% due 11/15/2019	750	754
4.250% due 11/15/2023	1,000	964
5.000% due 01/15/2028	1,000	958
5.250% due 05/01/2023	2,000	2,020
Telecom Italia Capital S.A.
6.375% due 11/15/2033	1,000	1,090
Telecom Italia SpA
5.303% due 05/30/2024	3,000	3,064
Tenaska Alabama Partners LP
7.000% due 06/30/2021	773	797
TerraForm Power Operating LLC
4.250% due 01/31/2023	1,000	964
5.000% due 01/31/2028	1,000	953
6.625% due 06/15/2025	500	539

		79,169

Total Corporate Bonds & Notes (Cost $913,142)		913,899

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Bear Stearns ALT-A Trust
3.474% due 11/25/2036 ^~	451	412

Countrywide Alternative Loan Trust
2.052% (US0001M + 0.230%) due 05/20/2046 ^~	80	64
Countrywide Home Loan Mortgage Pass-Through Trust
2.512% (US0001M + 0.640%) due 03/25/2035 ~	40	35
3.242% due 05/20/2036 ^~	229	214
GSR Mortgage Loan Trust
3.680% due 04/25/2035 ~	6	6
IndyMac Mortgage Loan Trust
6.000% due 07/25/2037	389	362
WaMu Mortgage Pass-Through Certificates Trust
3.036% due 12/25/2036 ^~	294	283
Washington Mutual Mortgage Pass-Through Certificates Trust
2.253% (12MTA + 0.970%) due 05/25/2046 ~	27	23

Total Non-Agency Mortgage-Backed Securities (Cost $913)		1,399

ASSET-BACKED SECURITIES 0.0%
Credit-Based Asset Servicing and Securitization LLC
1.942% (US0001M + 0.070%) due 01/25/2037 ^~	83	37

Total Asset-Backed Securities (Cost $58)		37

SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (g) 0.0%		217

U.S. TREASURY BILLS 0.0%
1.505% due 04/19/2018 (c)(d)(k)	307	307

Total Short-Term Instruments (Cost $524)		524

Total Investments in Securities (Cost $921,597)		922,859

	SHARES
INVESTMENTS IN AFFILIATES 7.1%
SHORT-TERM INSTRUMENTS 7.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.1%
PIMCO Short-Term Floating NAV Portfolio III	7,085,242	70,023

Total Short-Term Instruments (Cost $70,023)		70,023

Total Investments in Affiliates (Cost $70,023)		70,023

Total Investments 100.8% (Cost $991,620)		$992,882
Financial Derivative Instruments (i)(j) (0.0)% (Cost or Premiums, net $2,409)		(230)
Other Assets and Liabilities, net (0.8)%		(8,117)

Net Assets 100.0%		$984,535

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.250%	03/29/2018	04/02/2018	$217	U.S. Treasury Notes 2.000% due 04/30/2024	$(223)	$217	$217

Total Repurchase Agreements						$(223)	$217	$217

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(1.350)%	01/16/2018	TBD	(3)	$(1,149)	$(1,146)
	(1.000)	11/02/2017	TBD	(3)	(866)	(863)
	(1.000)	11/13/2017	TBD	(3)	(428)	(426)
	(0.500)	09/27/2017	TBD	(3)	(707)	(705)
	(0.500)	01/25/2018	TBD	(3)	(920)	(919)
	(0.250)	11/28/2017	TBD	(3)	(807)	(806)
	0.500	03/23/2018	TBD	(3)	(2,096)	(2,096)
	0.750	03/23/2018	TBD	(3)	(813)	(813)
	1.000	03/23/2018	TBD	(3)	(2,457)	(2,458)
	1.100	03/23/2018	TBD	(3)	(1,133)	(1,133)
	1.250	03/23/2018	TBD	(3)	(1,798)	(1,799)
	1.350	03/23/2018	TBD	(3)	(441)	(441)

Total Reverse Repurchase Agreements						$(13,605)

(h)	Securities with an aggregate market value of $14,975 have been pledged as collateral under the terms of master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended March 31, 2018 was $(13,735) at a weighted average interest rate of 0.093%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	$120.000	05/25/2018	82	$82	$(29)	$(26)
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	122.000	05/25/2018	82	82	(31)	(34)

Total Written Options					$(60)	$(60)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	$20,000	$1,211	$27	$1,238	$87	$0
CDX.HY-29 5-Year Index	5.000	Quarterly	12/20/2022	17,500	1,327	(168)	1,159	69	0

Total Swap Agreements					$2,538	$(141)	$2,397	$156	$0

Cash of $2,240 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	Financial Derivative Instruments: Over the Counter

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950%	07/18/2018	$800	$(2)	$(1)
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018	1,100	(2)	(2)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	800	(1)	(1)

						$(5)	$(4)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	$99.438	05/07/2018	$4,900	$(13)	$(11)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	100.438	05/07/2018	4,900	(12)	(14)

					$(25)	$(25)

Total Written Options					$(30)	$(29)

Swap Agreements:

Total Return Swaps on Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	06/20/2018	$5,000	$(19)	$(15)	$0	$(34)
	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	12/20/2018	5,000	(4)	(120)	0	(124)
GST	Receive	iBoxx USD Liquid High Yield Index	2	3-Month USD-LIBOR plus a specified spread	Maturity	12/20/2018	10,000	(16)	(123)	0	(139)

Total Swap Agreements								$(39)	$(258)	$0	$(297)

(k)	Securities with an aggregate market value of $307 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$7,000	$0	$7,000
Corporate Bonds & Notes
Banking & Finance	0	84,628	0	84,628
Industrials	0	750,102	0	750,102
Utilities	0	79,169	0	79,169
Non-Agency Mortgage-Backed Securities	0	1,399	0	1,399
Asset-Backed Securities	0	37	0	37
Short-Term Instruments
Repurchase Agreements		0 217	0	217
U.S. Treasury Bills		0 307	0	307
	$0	$922,859	$0	$922,859

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$70,023	$0	$0	$70,023

Total Investments	$70,023	$922,859	$0	$992,882

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$156	$0	$156

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(60)	0	(60)
Over the counter	0	(326)	0	(326)

	$0	$(386)	$0	$(386)

Total Financial Derivative Instruments	$0	$(230)	$0	$(230)

Totals	$70,023	$922,629	$0	$992,652
There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Income Portfolio

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 123.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.0%
Avantor, Inc.
5.877% due 11/21/2024		$80	$81
Avolon Holdings Ltd. SARL
4.072% due 04/03/2022		180	180
B.C. Unlimited Liability Co.
4.127% - 4.552% due 02/16/2024		23	23
Beacon Roofing Supply, Inc.
3.936% due 01/02/2025		20	20
BMC Software Finance, Inc.
5.127% due 09/10/2022		100	100
BWAY Holding Co.
4.958% due 04/03/2024		20	20
Caesars Resort Collection LLC
4.627% due 12/22/2024		200	201
Centene Corp.
TBD% due 09/13/2018		800	800
Community Health Systems, Inc.
4.984% due 01/27/2021		4	4
Core & Main LP
5.006% - 5.211% due 08/01/2024		10	10
Cortes NP Acquisition Corp.
5.670% due 11/30/2023 «		75	76
Diamond Resorts Corp.
6.377% due 08/11/2023		99	99
Endo Luxembourg Finance Co. SARL
6.188% due 04/29/2024		116	116
Hilton Worldwide Finance LLC
3.872% due 10/25/2023		1,542	1,552
Las Vegas Sands LLC
3.627% due 03/29/2024		1,145	1,149
MH Sub LLC
5.527% due 09/13/2024		40	40
Multi Color Corp.
4.127% due 10/31/2024		7	7
Numericable Group S.A.
4.720% due 01/31/2026		50	48
Pizza Hut Holdings LLC
3.808% due 06/16/2023		1,576	1,583
Ply Gem Industries, Inc.
TBD% due 03/01/2019		200	200
TBD% due 03/28/2025 «		100	100
Post Holdings, Inc.
3.880% due 05/24/2024		20	20
RPI Finance Trust
4.302% due 03/27/2023		33	33
Sinclair Broadcast Group, Inc.
TBD% due 12/12/2024		100	101
Sprint Communications, Inc.
4.438% due 02/02/2024		99	99
SS&C Technologies, Inc.
TBD% due 02/28/2025		400	403
TEX Operations Co. LLC
4.377% due 08/04/2023		47	47
Unitymedia Hessen GmbH & Co. KG
2.750% due 01/15/2027	EUR	100	123
UPC Financing Partnership
4.277% due 01/15/2026		$100	100
Valeant Pharmaceuticals International, Inc.
5.240% due 04/01/2022		5	5
West Corp.
5.877% due 10/10/2024		26	26

Total Loan Participations and Assignments (Cost $7,316)			7,366

CORPORATE BONDS & NOTES 25.9%
BANKING & FINANCE 14.5%
Ally Financial, Inc.
8.000% due 03/15/2020		200	215
Ambac LSNI LLC
6.811% due 02/12/2023 ~		21	21
American International Group, Inc.
4.200% due 04/01/2028		28	28
5.750% due 04/01/2048 •		56	57

American Tower Corp.
3.000% due 06/15/2023		50	48
Ardonagh Midco PLC
8.375% due 07/15/2023	GBP	100	145
Assurant, Inc.
4.200% due 09/27/2023		$22	22
Athene Holding Ltd.
4.125% due 01/12/2028		22	21
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		70	69
Banco Santander S.A.
6.250% due 09/11/2021 •(g)(h)	EUR	100	136
Bank of America Corp.
5.875% due 03/15/2028 •(g)		$1,378	1,388
Barclays Bank PLC
7.625% due 11/21/2022 (h)		400	440
7.750% due 04/10/2023 •(h)		900	902
Barclays PLC
3.250% due 01/17/2033	GBP	100	136
4.375% due 01/12/2026		$1,000	1,003
7.875% due 09/15/2022 •(g)(h)	GBP	300	460
8.000% due 12/15/2020 •(g)(h)	EUR	400	561
Boston Properties LP
3.200% due 01/15/2025		$31	30
BRFkredit A/S
1.000% due 04/01/2018	DKK	9,600	1,585
Brighthouse Financial, Inc.
3.700% due 06/22/2027		$34	32
Brookfield Finance, Inc.
3.900% due 01/25/2028		36	35
4.700% due 09/20/2047		80	78
CIT Group, Inc.
4.125% due 03/09/2021		24	24
5.250% due 03/07/2025		22	23
Crown Castle International Corp.
3.200% due 09/01/2024		28	27
3.650% due 09/01/2027		120	114
4.000% due 03/01/2027		16	16
CTR Partnership LP
5.250% due 06/01/2025		28	28
Deutsche Bank AG
2.692% (US0003M + 0.970%) due 07/13/2020 ~		72	72
2.700% due 07/13/2020		74	72
4.250% due 10/14/2021		1,270	1,291
Digital Realty Trust LP
3.700% due 08/15/2027		5	5
Emerald Bay S.A.
0.000% due 10/08/2020 (e)	EUR	11	13
Equinix, Inc.
2.875% due 03/15/2024		100	122
2.875% due 02/01/2026		100	117
ERP Operating LP
3.250% due 08/01/2027		$11	11
3.500% due 03/01/2028		18	18
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022		126	128
Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		34	34
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		66	64
Howard Hughes Corp.
5.375% due 03/15/2025		63	62
HSBC Holdings PLC
3.600% due 05/25/2023		430	430
6.500% due 03/23/2028 •(g)(h)		200	204
Hudson Pacific Properties LP
3.950% due 11/01/2027		13	12
Hunt Cos., Inc.
6.250% due 02/15/2026		10	10
International Lease Finance Corp.
6.250% due 05/15/2019		1,375	1,422
Iron Mountain, Inc.
5.250% due 03/15/2028		2	2
iStar, Inc.
4.625% due 09/15/2020		5	5
5.250% due 09/15/2022		19	18
Kennedy-Wilson, Inc.
5.875% due 04/01/2024		28	28
KSA Sukuk Ltd.
2.894% due 04/20/2022		300	292
Life Storage LP
3.875% due 12/15/2027		10	10
Lifestorage LP
3.500% due 07/01/2026		900	861

Lloyds Banking Group PLC
7.625% due 06/27/2023 •(g)(h)	GBP	400	628
7.875% due 06/27/2029 •(g)(h)		750	1,272
MetLife, Inc.
5.875% due 03/15/2028 •(g)		$100	102
National Australia Bank Ltd.
1.375% due 07/12/2019		300	295
Nationwide Building Society
3.766% due 03/08/2024 •		200	200
4.302% due 03/08/2029 •		200	200
Navient Corp.
6.500% due 06/15/2022		150	155
Nissan Motor Acceptance Corp.
2.350% due 03/04/2019		600	599
Nykredit Realkredit A/S
1.000% due 04/01/2018	DKK	7,000	1,155
2.500% due 10/01/2047		2,752	474
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		$16	17
Physicians Realty LP
3.950% due 01/15/2028		24	23
Provident Funding Associates LP
6.375% due 06/15/2025		9	9
Realkredit Danmark A/S
1.000% due 04/01/2018	DKK	23,257	3,839
2.500% due 10/01/2037		6,397	1,124
Royal Bank of Scotland Group PLC
3.309% (US0003M + 1.470%) due 05/15/2023 ~		$200	202
3.498% due 05/15/2023 •		200	197
7.500% due 08/10/2020 •(g)(h)		200	209
8.000% due 08/10/2025 •(g)(h)		1,600	1,758
Santander Holdings USA, Inc.
3.400% due 01/18/2023		24	23
3.700% due 03/28/2022		17	17
4.400% due 07/13/2027		21	21
Santander UK Group Holdings PLC
7.375% due 06/24/2022 •(g)(h)	GBP	1,950	2,986
SL Green Operating Partnership LP
3.250% due 10/15/2022		$8	8
Springleaf Finance Corp.
5.625% due 03/15/2023		500	492
6.125% due 05/15/2022		234	239
6.875% due 03/15/2025		100	101
8.250% due 12/15/2020		1,700	1,855
Starwood Property Trust, Inc.
4.750% due 03/15/2025		30	29
Stichting AK Rabobank Certificaten
6.500% (g)	EUR	100	151
STORE Capital Corp.
4.500% due 03/15/2028		$16	16
UBS Group AG
5.750% due 02/19/2022 •(g)(h)	EUR	1,650	2,266
UDR, Inc.
3.500% due 01/15/2028		$11	11
4.625% due 01/10/2022		3	3
VEREIT Operating Partnership LP
3.950% due 08/15/2027		20	19
Vici Properties LLC
8.000% due 10/15/2023		650	723
Vornado Realty LP
3.500% due 01/15/2025		14	13
Wells Fargo & Co.
2.851% (US0003M + 1.110%) due 01/24/2023 ~		1,500	1,521

			35,899

INDUSTRIALS 7.4%
Air Canada Pass-Through Trust
3.600% due 09/15/2028		666	656
3.700% due 07/15/2027		10	10
Altice France S.A.
7.375% due 05/01/2026		1,700	1,626
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	2,700	3,235
American Airlines Pass-Through Trust
3.350% due 04/15/2031		$20	19
4.000% due 01/15/2027		775	778
American Woodmark Corp.
4.875% due 03/15/2026		5	5
Andeavor Logistics LP
3.500% due 12/01/2022		4	4
4.250% due 12/01/2027		8	8
Anheuser-Busch InBev Worldwide, Inc.
3.052% due 01/12/2024 ~(a)		17	17
3.500% due 01/12/2024 (a)		36	36
4.000% due 04/13/2028 (a)		45	46

4.375% due 04/15/2038 (a)	43	44
4.600% due 04/15/2048 (a)	35	36
4.750% due 04/15/2058 (a)	54	55
Aramark Services, Inc.
5.000% due 02/01/2028	24	24
Arrow Electronics, Inc.
3.250% due 09/08/2024	18	17
Ball Corp.
4.875% due 03/15/2026	28	28
BAT Capital Corp.
3.222% due 08/15/2024	48	46
BC Unlimited Liability Co.
4.250% due 05/15/2024	95	91
Berry Global, Inc.
4.500% due 02/15/2026	28	27
BMC Software Finance, Inc.
8.125% due 07/15/2021	302	303
Booking Holdings, Inc.
3.550% due 03/15/2028	22	21
British Airways Pass-Through Trust
4.625% due 12/20/2025	247	257
Broadcom Corp.
3.000% due 01/15/2022	158	155
3.625% due 01/15/2024	8	8
3.875% due 01/15/2027	59	57
Caesars Resort Collection LLC
5.250% due 10/15/2025	4	4
Campbell Soup Co.
2.645% due 03/16/2020 ~	50	50
2.775% due 03/15/2021 ~	40	40
3.300% due 03/15/2021	40	40
3.650% due 03/15/2023	50	50
3.950% due 03/15/2025	50	50
4.150% due 03/15/2028	50	50
4.800% due 03/15/2048	20	20
Charles River Laboratories International, Inc.
5.500% due 04/01/2026 (a)	10	10
Charter Communications Operating LLC
4.200% due 03/15/2028	54	52
Cheniere Energy Partners LP
5.250% due 10/01/2025	13	13
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024	14	14
Community Health Systems, Inc.
5.125% due 08/01/2021	168	157
6.250% due 03/31/2023	60	56
Coty, Inc.
6.500% due 04/15/2026 (a)	30	30
Crown Americas LLC
4.750% due 02/01/2026	20	19
CVS Health Corp.
2.687% due 03/09/2020 ~	50	50
2.777% due 03/09/2021 ~	22	22
3.125% due 03/09/2020	80	80
3.350% due 03/09/2021	70	70
3.700% due 03/09/2023	206	207
4.100% due 03/25/2025	126	127
4.300% due 03/25/2028	160	161
4.780% due 03/25/2038	40	41
5.050% due 03/25/2048	60	63
CVS Pass-Through Trust
5.789% due 01/10/2026	295	311
DAE Funding LLC
4.000% due 08/01/2020	20	20
4.500% due 08/01/2022	30	29
5.000% due 08/01/2024	60	57
Diamond Resorts International, Inc.
7.750% due 09/01/2023	221	241
Discovery Communications LLC
2.950% due 03/20/2023	14	13
3.950% due 03/20/2028	18	17
Ensco PLC
7.750% due 02/01/2026	4	4
EQT Corp.
3.078% due 10/01/2020 ~	45	45
Exela Intermediate LLC
10.000% due 07/15/2023	43	44
General Electric Co.
5.000% due 01/21/2021 •(g)	194	192
Harland Clarke Holdings Corp.
8.375% due 08/15/2022	22	22
Hologic, Inc.
4.375% due 10/15/2025	11	11
iHeartCommunications, Inc.
9.000% due 12/15/2019 ^(b)	116	93
9.000% due 03/01/2021 ^(b)	1,801	1,431

9.000% due 09/15/2022 ^(b)		50	40
10.625% due 03/15/2023 ^(b)		6	5
11.250% due 03/01/2021 ^(b)		50	39
IHS Markit Ltd.
4.000% due 03/01/2026		2	2
Ingevity Corp.
4.500% due 02/01/2026		20	19
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		80	65
7.250% due 10/15/2020		450	418
9.750% due 07/15/2025		42	39
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		20	20
IRB Holding Corp.
6.750% due 02/15/2026		10	10
Live Nation Entertainment, Inc.
5.625% due 03/15/2026		8	8
Meredith Corp.
6.875% due 02/01/2026		20	21
MPLX LP
3.375% due 03/15/2023		7	7
4.000% due 03/15/2028		14	14
4.500% due 04/15/2038		20	20
NetApp, Inc.
3.300% due 09/29/2024		22	21
Netflix, Inc.
4.875% due 04/15/2028		9	9
Nokia Oyj
4.375% due 06/12/2027		14	13
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029		415	410
OI European Group BV
4.000% due 03/15/2023		12	11
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		36	34
4.500% due 03/15/2023		63	60
5.250% due 08/15/2022		60	59
5.500% due 02/15/2024		31	30
Petroleos de Venezuela S.A.
5.375% due 04/12/2027		20	6
6.000% due 05/16/2024 ^(b)		95	26
6.000% due 11/15/2026 ^(b)		35	10
Petroleos Mexicanos
6.500% due 03/13/2027		70	75
6.750% due 09/21/2047		30	30
PetSmart, Inc.
5.875% due 06/01/2025		38	28
Pisces Midco, Inc.
8.000% due 04/15/2026 (a)		80	80
Pitney Bowes, Inc.
4.700% due 04/01/2023		14	13
QUALCOMM, Inc.
2.900% due 05/20/2024		15	14
Radiate Holdco LLC
6.875% due 02/15/2023		30	29
SBA Tower Trust
2.877% due 07/10/2046		900	891
Scientific Games International, Inc.
5.000% due 10/15/2025		5	5
Shelf Drilling Holdings Ltd.
8.250% due 02/15/2025		22	22
Sprint Spectrum Co. LLC
5.152% due 09/20/2029		200	201
Standard Industries, Inc.
4.750% due 01/15/2028		38	36
Sunoco LP
4.875% due 01/15/2023		26	25
T-Mobile USA, Inc.
4.750% due 02/01/2028		18	17
Tech Data Corp.
3.700% due 02/15/2022		10	10
4.950% due 02/15/2027		12	12
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018		920	920
Tenet Healthcare Corp.
4.625% due 07/15/2024		86	83
Teva Pharmaceutical Finance BV
1.500% due 10/25/2018	CHF	5	5
3.650% due 11/10/2021		$8	8

Teva Pharmaceutical Finance Netherlands BV
3.250% due 04/15/2022	EUR	100	124
4.500% due 03/01/2025		100	124
6.000% due 04/15/2024		$200	194
Textron, Inc.
2.361% due 11/10/2020 ~		110	110
Transcontinental Gas Pipe Line Co. LLC
4.600% due 03/15/2048		12	12
Tronox, Inc.
6.500% due 04/15/2026 (a)		26	26
UPCB Finance Ltd.
3.625% due 06/15/2029	EUR	100	120
Valeant Pharmaceuticals International, Inc.
5.500% due 11/01/2025		$10	10
6.500% due 03/15/2022		29	30
7.000% due 03/15/2024		56	59
9.250% due 04/01/2026		48	48
Viking Cruises Ltd.
5.875% due 09/15/2027		14	13
VMware, Inc.
2.300% due 08/21/2020		30	29
2.950% due 08/21/2022		30	29
3.900% due 08/21/2027		20	19
VOC Escrow Ltd.
5.000% due 02/15/2028		30	29
Volkswagen Group of America Finance LLC
1.650% due 05/22/2018		1,600	1,598
Western Digital Corp.
4.750% due 02/15/2026		110	110
Wyndham Hotels & Resorts, Inc.
5.375% due 04/15/2026 (a)		12	12
Wyndham Worldwide Corp.
4.150% due 04/01/2024		11	11
4.500% due 04/01/2027		12	12

			18,254

UTILITIES 4.0%
AT&T, Inc.
2.672% (US0003M + 0.950%) due 07/15/2021 ~		327	331
2.850% due 02/14/2023		80	80
3.400% due 08/14/2024		150	151
3.900% due 08/14/2027		140	141
4.900% due 08/14/2037		134	135
5.150% due 02/14/2050		200	202
5.300% due 08/14/2058		60	61
Calpine Corp.
5.250% due 06/01/2026		8	8
Gazprom OAO Via Gaz Capital S.A.
4.950% due 07/19/2022		800	818
6.510% due 03/07/2022		500	539
9.250% due 04/23/2019		2,400	2,545
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		6	6
Petrobras Global Finance BV
5.299% due 01/27/2025		18	18
5.999% due 01/27/2028		750	743
6.125% due 01/17/2022		1,160	1,242
6.250% due 12/14/2026	GBP	700	1,053
7.375% due 01/17/2027		$330	358
8.750% due 05/23/2026		100	118
Sprint Capital Corp.
6.900% due 05/01/2019		1	1
Sprint Corp.
7.250% due 09/15/2021		1,130	1,171
7.625% due 03/01/2026		114	112
Transocean Phoenix 2 Ltd
7.750% due 10/15/2024		12	12
Transocean Proteus Ltd.
6.250% due 12/01/2024		3	3
Verizon Communications, Inc.
5.250% due 03/16/2037		100	108

			9,956

Total Corporate Bonds & Notes (Cost $61,361)			64,109

CONVERTIBLE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
Caesars Entertainment Corp.
5.000% due 10/01/2024		104	182

Total Convertible Bonds & Notes (Cost $194)			182

MUNICIPAL BONDS & NOTES 0.2%
ILLINOIS 0.2%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	40	42
6.725% due 04/01/2035	10	10
7.350% due 07/01/2035	10	11
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	355	333

		396

PUERTO RICO 0.0%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2007
5.250% due 07/01/2037 ^(b)	15	7
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.125% due 07/01/2028 ^(b)	5	2
5.700% due 07/01/2023 ^(b)	25	11
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009
5.750% due 07/01/2038 ^(b)	10	5
6.000% due 07/01/2039 ^(b)	5	2
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011
5.375% due 07/01/2030 ^(b)	25	11
6.500% due 07/01/2040 ^(b)	5	2
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(b)	55	23
5.500% due 07/01/2039 ^(b)	75	33

		96

Total Municipal Bonds & Notes (Cost $475)		492

U.S. GOVERNMENT AGENCIES 12.6%
Fannie Mae
3.000% due 08/01/2027 - 01/01/2033	1,106	1,109
Fannie Mae, TBA
3.000% due 05/01/2033	1,000	997
3.500% due 05/01/2048	2,000	2,000
4.000% due 05/01/2048 - 06/01/2048	15,000	15,354
Freddie Mac, TBA
3.000% due 04/12/2048	10,000	9,742
Ginnie Mae
2.175% (US0001M + 0.600%) due 04/20/2066 ~	1,602	1,605
4.287% due 09/20/2066 ~	381	419

Total U.S. Government Agencies (Cost $31,113)		31,226

U.S. TREASURY OBLIGATIONS 32.6%
U.S. Treasury Bonds
2.875% due 11/15/2046	1,400	1,370
U.S. Treasury Notes
1.375% due 04/30/2021	2,800	2,714
1.750% due 11/30/2021 (l)	1,900	1,852
1.750% due 03/31/2022 (n)	700	680
1.750% due 05/15/2022 (n)	700	679
1.750% due 09/30/2022	1,400	1,353
1.750% due 05/15/2023	1,400	1,344
1.875% due 01/31/2022 (j)	11,200	10,945
1.875% due 02/28/2022	3,100	3,027
1.875% due 08/31/2022	1,400	1,362
1.875% due 08/31/2024 (j)	1,100	1,049
2.000% due 07/31/2022 (n)	900	881
2.000% due 05/31/2024	1,300	1,251
2.000% due 06/30/2024	2,300	2,212
2.000% due 11/15/2026	1,600	1,508
2.125% due 12/31/2021	3,600	3,555
2.125% due 06/30/2022	2,400	2,362
2.125% due 02/29/2024	1,500	1,458
2.125% due 07/31/2024	1,100	1,065
2.125% due 09/30/2024	3,200	3,095
2.250% due 12/31/2023 (j)	7,630	7,475
2.250% due 01/31/2024	370	362
2.250% due 10/31/2024 (j)	6,600	6,429
2.250% due 11/15/2024	2,600	2,531
2.250% due 02/15/2027	1,300	1,249
2.375% due 05/15/2027 (j)	1,256	1,218
2.500% due 05/15/2024	4,000	3,965
2.500% due 01/31/2025 (j)	13,800	13,639
2.750% due 02/15/2024	100	101

Total U.S. Treasury Obligations (Cost $82,321)		80,731

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.1%
American Home Mortgage Investment Trust
6.600% due 06/25/2036		6,513	2,645
Banc of America Alternative Loan Trust
6.000% due 01/25/2035		219	223
Banc of America Merrill Lynch Commercial Mortgage, Inc.
5.720% due 06/10/2039 ~		614	606
Chase Mortgage Finance Trust
3.460% due 12/25/2035 ^~		2,265	2,256
Credit Suisse Mortgage Capital Certificates
3.702% due 08/27/2036 ~		923	932
Eurosail PLC
1.554% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	2,486	3,484
Grifonas Finance PLC
0.009% (EUR006M + 0.280%) due 08/28/2039 ~	EUR	1,454	1,611
HarborView Mortgage Loan Trust
2.048% (LIBOR01M + 0.240%) due 03/19/2036 ~		$106	92
Juno Eclipse Ltd.
0.000% (EUR003M + 0.180%) due 11/20/2022 ~	EUR	621	763
Ripon Mortgages PLC
1.326% (BP0003M + 0.800%) due 08/20/2056 ~	GBP	1,374	1,940
WaMu Mortgage Pass-Through Certificates Trust
3.456% due 03/25/2033 ~		$110	110
Washington Mutual Mortgage Pass-Through Certificates Trust
2.133% (12MTA + 0.850%) due 10/25/2046 ~		4,373	3,009
Wells Fargo Mortgage-Backed Securities Trust
3.750% due 01/25/2035 ~		15	16

Total Non-Agency Mortgage-Backed Securities (Cost $16,422)			17,687

ASSET-BACKED SECURITIES 29.1%
Aegis Asset-Backed Securities Trust
2.042% (US0001M + 0.170%) due 01/25/2037 ~		6,235	5,023
ALESCO Preferred Funding Ltd.
2.751% (LIBOR03M + 0.480%) due 12/23/2034 ~		1,416	1,331
Ameriquest Mortgage Securities Trust
2.212% (US0001M + 0.340%) due 04/25/2036 ~		2,400	2,365
Arbor Realty Commercial Real Estate Notes Ltd.
2.767% due 08/15/2027 ~		1,400	1,401
Aspen Funding Ltd.
3.308% (US0003M + 1.600%) due 07/10/2037 ~		483	478
Asset-Backed Funding Certificates Trust
2.012% (US0001M + 0.140%) due 11/25/2036 ~		5,298	3,673
Citigroup Mortgage Loan Trust
2.032% (US0001M + 0.160%) due 12/25/2036 ~		2,173	1,437
Citigroup Mortgage Loan Trust, Inc.
2.132% (US0001M + 0.260%) due 03/25/2037 ~		36	33
Countrywide Asset-Backed Certificates
2.092% (US0001M + 0.220%) due 06/25/2047 ~		900	848
Countrywide Asset-Backed Certificates Trust
2.402% (US0001M + 0.530%) due 05/25/2036 ~		9,800	8,947
EFS Volunteer LLC
2.595% (US0003M + 0.850%) due 10/25/2035 ~		1,530	1,533
Flatiron CLO Ltd.
2.891% (US0003M + 1.160%) due 01/17/2026 ~		1,870	1,870
Home Equity Mortgage Loan Asset-Backed Trust
2.172% (US0001M + 0.300%) due 03/25/2036 ~		5,000	3,935
HSI Asset Securitization Corp. Trust
1.982% (US0001M + 0.110%) due 12/25/2036 ~		1,271	529
2.012% (US0001M + 0.140%) due 01/25/2037 ~		4,262	3,550
IXIS Real Estate Capital Trust
2.022% (US0001M + 0.150%) due 01/25/2037 ~		4,450	2,345
JPMorgan Mortgage Acquisition Trust
2.122% (US0001M + 0.250%) due 07/25/2036 ~		2,400	2,358
Legacy Mortgage Asset Trust
3.398% (US0001M + 1.750%) due 01/28/2070 ~		4,702	4,813
Limerock CLO Ltd.
3.034% (US0003M + 1.300%) due 04/18/2026 ~		1,797	1,799
Merrill Lynch Mortgage Investors Trust
1.942% (US0001M + 0.070%) due 04/25/2047 ~		7,321	4,565
Morgan Stanley ABS Capital, Inc. Trust
1.942% (US0001M + 0.070%) due 10/25/2036 ~		2,900	1,872
1.952% (US0001M + 0.080%) due 11/25/2036 ~		6,340	4,375
2.142% (US0001M + 0.270%) due 03/25/2036 ~		2,191	2,159
Mountain Hawk CLO Ltd.
2.905% (US0003M + 1.160%) due 07/22/2024 ~		1,024	1,025
Option One Mortgage Loan Trust
2.232% (US0001M + 0.360%) due 01/25/2036 ~		5,000	4,259
Saxon Asset Securities Trust
3.622% (US0001M + 1.750%) due 12/25/2037 ~		2,250	2,317
Symphony CLO Ltd.
3.002% (US0003M + 1.280%) due 07/14/2026 ~		1,900	1,901

Trapeza CDO Ltd.
2.155% (US0003M + 0.410%) due 01/25/2035 ~		1,517	1,419

Total Asset-Backed Securities (Cost $64,516)			72,160

SOVEREIGN ISSUES 5.0%
Argentina Government International Bond
2.260% due 12/31/2038	EUR	306	261
3.375% due 01/15/2023		100	122
5.250% due 01/15/2028		100	120
7.820% due 12/31/2033		857	1,193
22.844% (BADLARPP) due 10/04/2022 ~	ARS	26	2
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~		24,770	1,264
26.164% (BADLARPP + 3.250%) due 03/01/2020 ~		400	21
27.250% due 06/21/2020 ~		20,264	1,072
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	4	5
4.900% due 09/15/2021		100	135
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2019 (e)	BRL	16,200	4,690
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		$300	289
3.125% due 10/11/2027		300	284
4.125% due 10/11/2047		300	281
Kuwait International Government Bond
2.750% due 03/20/2022		274	269
3.500% due 03/20/2027		900	884
Peru Government International Bond
6.150% due 08/12/2032	PEN	700	240
6.350% due 08/12/2028		200	70
8.200% due 08/12/2026		210	81
Saudi Government International Bond
2.875% due 03/04/2023		$200	193
4.500% due 10/26/2046		400	375
4.625% due 10/04/2047		400	382
Turkey Government International Bond
5.625% due 03/30/2021		100	104
Venezuela Government International Bond
6.000% due 12/09/2020 ^(b)		106	31
7.000% due 03/31/2038 ^(b)		36	11
7.650% due 04/21/2025 ^(b)		44	13
8.250% due 10/13/2024 ^(b)		77	23
9.000% due 05/07/2023 ^(b)		6	2
9.250% due 09/15/2027 ^(b)		123	40
9.250% due 05/07/2028 ^(b)		25	8

Total Sovereign Issues (Cost $12,915)			12,465

	SHARES
COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Caesars Entertainment Corp. (c)		21,610	243

Total Common Stocks (Cost $273)			243

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 7.3%
CERTIFICATES OF DEPOSIT 0.1%
Barclays Bank PLC
1.940% due 09/04/2018		$300	299

REPURCHASE AGREEMENTS (i) 0.2%			556

SHORT-TERM NOTES 0.2%
Letras del Banco Central de la Republica Argentina
26.100% due 05/16/2018	ARS	860	41
26.200% due 05/16/2018		1,300	63
26.400% due 04/18/2018		3,000	148
26.450% due 04/18/2018		2,108	104
Nigeria Open Market Operation Bills
15.696% due 11/08/2018	NGN	2,400	6
15.716% due 11/08/2018		11,000	28

			390

ARGENTINA TREASURY BILLS 0.4%
20.036% due 07/13/2018 - 09/14/2018 (d)(e)	ARS	17,016	1,029

GREECE TREASURY BILLS 0.2%
1.267% due 03/15/2019 (e)(f)	EUR	424	516

JAPAN TREASURY BILLS 6.1%
(0.171)% due 04/05/2018 - 05/21/2018 (d)(e)	JPY	1,610,000	15,133

NIGERIA TREASURY BILLS 0.0%
15.567% due 10/04/2018 - 10/11/2018 (d)(e)	NGN	7,900	20

U.S. TREASURY BILLS 0.1%
1.383% due 04/19/2018 (e)(f)		$274	274

Total Short-Term Instruments (Cost $17,991)			18,217

Total Investments in Securities (Cost $294,897)			304,878

	SHARES
INVESTMENTS IN AFFILIATES 0.9%
SHORT-TERM INSTRUMENTS 0.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.9%
PIMCO Short-Term Floating NAV Portfolio III		223,001	2,204

Total Short-Term Instruments (Cost $2,204)			2,204

Total Investments in Affiliates (Cost $2,204)			2,204

Total Investments 123.9% (Cost $297,101)			$307,082
Financial Derivative Instruments (k)(m) (0.3)% (Cost or Premiums, net $(2,350))			(659)
Other Assets and Liabilities, net (23.6)%			(58,650)

Net Assets 100.0%			$247,773

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Security is not accruing income as of the date of this report.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.250%	03/29/2018	04/02/2018	$556	U.S. Treasury Notes 2.000% due 04/30/2024	$(567)	$556	$556

Total Repurchase Agreements						$(567)	$556	$556

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	1.600%	02/06/2018	04/05/2018	$(780)	$(782)
	2.040	03/21/2018	04/04/2018	(7,280)	(7,285)
GRE	1.690	02/26/2018	04/26/2018	(7,468)	(7,480)
IND	1.600	01/17/2018	04/17/2018	(495)	(496)
	1.620	01/22/2018	04/23/2018	(1,972)	(1,979)
	1.650	02/13/2018	04/13/2018	(390)	(391)
SCX	1.740	02/22/2018	05/22/2018	(13,740)	(13,766)

Total Reverse Repurchase Agreements					$(32,179)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	1.870%	03/16/2018	04/16/2018	$(1,717)	$(1,716)
GSC	1.760	03/13/2018	04/13/2018	(1,044)	(1,044)

Total Sale-Buyback Transactions					$(2,760)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.4)%
Fannie Mae, TBA	3.000%	05/01/2048	$1,000	$(974)	$(973)

Total Short Sales (0.4)%				$(974)	$(973)

(j)	Securities with an aggregate market value of $34,924 have been pledged as collateral under the terms of master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended March 31, 2018 was $(18,334) at a weighted average interest rate of 1.655%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Payable for sale-buyback transactions includes $(2) of deferred price drop.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond June Futures	06/2018	21	AUD	2,091	$34	$11	$(2)
U.S. Treasury 10-Year Note June Futures	06/2018	91		$11,024	138	21	0

Total Futures Contracts					$172	$32	$(2)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Ally Financial, Inc.	5.000%	Quarterly	12/20/2022	1.219%	$1,000	$171	$(4)	$167	$1	$0
Navient Corp.	5.000	Quarterly	06/20/2022	2.285	700	58	16	74	0	0

						$229	$12	$241	$1	$0

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$5,850	$(440)	$52	$(388)	$0	$(24)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
	1.000%	Quarterly	06/20/2023	3,800	$(77)	$10	$(67)	$6	$0
CDX.EM-28 5-Year Index	1.000	Quarterly	12/20/2022	970	(38)	31	(7)	1	0

					$(115)	$41	$(74)	$7	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive (6)	3-Month ZAR-JIBAR	7.250%	Quarterly	09/19/2023	ZAR	22,200	$(7)	$5	$(2)	$8	$0
Pay (6)	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		21,600	0	5	5	0	(12)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/07/2022		$15,000	(25)	(368)	(393)	8	0
Pay	3-Month USD-LIBOR	2.050	Semi-Annual	01/11/2023		8,000	(27)	(206)	(233)	5	0
Pay	3-Month USD-LIBOR	2.200	Semi-Annual	01/18/2023		25,000	(96)	(459)	(555)	17	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2024		1,400	(66)	(29)	(95)	1	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		7,900	(229)	385	156	0	(16)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		12,900	(251)	470	219	0	(25)
Pay	3-Month USD-LIBOR	2.490	Semi-Annual	01/09/2028		7,600	(35)	(158)	(193)	16	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		3,800	(199)	267	68	0	(23)
Receive	3-Month ZAR-JIBAR	8.000	Quarterly	03/15/2024	ZAR	1,300	(3)	(1)	(4)	1	0
Receive	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2024		4,800	(15)	(5)	(20)	2	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	15,800	387	(337)	50	48	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		6,390	105	(11)	94	22	0
Receive (6)	6-Month EUR-EURIBOR	1.000	Annual	06/20/2028	EUR	700	0	1	1	0	(1)
Receive (6)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028		1,800	(25)	(14)	(39)	0	(2)
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028	GBP	4,600	106	(76)	30	0	(24)
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	01/18/2028	JPY	90,000	0	(6)	(6)	0	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	02/16/2028		50,000	0	(3)	(3)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		310,000	21	(23)	(2)	1	0
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		4,396,000	(180)	(158)	(338)	23	0
Receive (6)	6-Month JPY-LIBOR	0.415	Semi-Annual	03/25/2029		50,000	0	(2)	(2)	0	0
Receive (6)	6-Month JPY-LIBOR	0.400	Semi-Annual	03/27/2029		90,000	0	(3)	(3)	0	0
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/29/2029		90,000	(3)	(4)	(7)	0	0
Pay	28-Day MXN-TIIE	5.095	Lunar	02/05/2021	MXN	25,500	(28)	(60)	(88)	2	0
Pay	28-Day MXN-TIIE	5.615	Lunar	05/21/2021		14,500	0	(42)	(42)	1	0
Pay	28-Day MXN-TIIE	5.680	Lunar	05/28/2021		14,900	0	(42)	(42)	1	0
Pay	28-Day MXN-TIIE	5.610	Lunar	07/07/2021		2,000	(6)	0	(6)	0	0
Pay	28-Day MXN-TIIE	5.900	Lunar	07/20/2021		19,600	2	(52)	(50)	2	0
Pay	28-Day MXN-TIIE	6.750	Lunar	08/31/2021		4,300	(3)	(2)	(5)	0	0
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021		10,200	(33)	5	(28)	1	0
Pay	28-Day MXN-TIIE	7.350	Lunar	11/17/2021		1,200	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.388	Lunar	11/17/2021		900	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021		1,200	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	7.538	Lunar	02/23/2022		4,400	0	1	1	1	0
Pay	28-Day MXN-TIIE	5.850	Lunar	05/02/2022		1,900	1	(7)	(6)	0	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		1,800	0	2	2	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		3,400	0	4	4	0	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		42,200	19	27	46	5	0
Pay	28-Day MXN-TIIE	7.640	Lunar	01/03/2023		1,000	0	1	1	0	0
Pay	28-Day MXN-TIIE	7.745	Lunar	01/05/2023		1,700	0	1	1	0	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		9,500	(3)	8	5	1	0
Pay	28-Day MXN-TIIE	7.805	Lunar	02/06/2023		3,800	0	4	4	1	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023		3,900	(1)	5	4	1	0
Pay	28-Day MXN-TIIE	5.795	Lunar	06/02/2023		2,900	0	(11)	(11)	0	0
Pay	28-Day MXN-TIIE	6.350	Lunar	09/01/2023		900	0	(2)	(2)	0	0
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		3,000	(18)	2	(16)	1	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		12,400	(43)	(20)	(63)	3	0
Pay	28-Day MXN-TIIE	6.490	Lunar	09/08/2026		3,800	2	(17)	(15)	1	0
Pay	28-Day MXN-TIIE	7.380	Lunar	11/04/2026		200	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		9,000	13	(5)	8	2	0
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		2,900	0	4	4	1	0
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027		5,200	0	4	4	1	0
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		26,500	(3)	(46)	(49)	6	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/11/2027		2,900	1	(6)	(5)	1	0
Pay	28-Day MXN-TIIE	7.370	Lunar	10/11/2027		7,300	0	(8)	(8)	2	0
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		3,300	0	(4)	(4)	0	(1)
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		100	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		18,900	(10)	(16)	(26)	0	(4)
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		2,200	0	(3)	(3)	0	(1)
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		2,100	1	(4)	(3)	0	0
Pay	28-Day MXN-TIIE	7.165	Lunar	09/06/2032		1,600	0	(6)	(6)	0	0
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		1,500	0	(4)	(4)	1	0
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		400	2	(1)	1	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		1,500	0	(5)	(5)	0	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		3,100	3	(7)	(4)	0	(1)

							$(646)	$(1,033)	$(1,679)	$187	$(110)

Total Swap Agreements							$(972)	$(928)	$(1,900)	$195	$(134)

(l)	Securities with an aggregate market value of $483 and cash of $3,465 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	04/2018	DKK	9,739		$1,451	$0	$(156)
	05/2018		$289	AUD	376	0	0
BOA	04/2018	ARS	6,024		$296	0	(3)
	04/2018	AUD	6,596		5,193	127	0
	04/2018	DKK	14,770		2,368	0	(70)
	04/2018		$3,709	AUD	4,803	0	(20)
	04/2018		1,475	DKK	9,095	26	0
	04/2018		12,859	GBP	9,096	0	(98)
	04/2018		12,940	JPY	1,358,100	0	(176)
	04/2018		280	RUB	16,355	5	0
	05/2018	ARS	110		$5	0	0
	05/2018	AUD	4,803		3,709	20	0
	05/2018	GBP	9,096		12,875	97	0
	05/2018	JPY	1,426,025		13,592	180	(11)
	05/2018		$205	ARS	4,204	1	0
	05/2018		104	ZAR	1,275	3	0
BPS	05/2018		4,489	TRY	17,561	0	(102)
BRC	04/2018	ARS	100		$5	0	0
	04/2018	JPY	92,700		822	0	(49)
	04/2018		$279	RUB	16,101	2	0
	05/2018	ARS	1,300		$62	0	(1)
	05/2018		$4,481	MXN	85,099	174	0
CBK	04/2018	ARS	2,900		$143	0	0
	04/2018	DKK	3,629		577	0	(22)
	04/2018	EUR	707		874	4	0
	04/2018	GBP	9,096		12,793	31	0
	04/2018	RUB	32,456		562	0	(3)
	04/2018		$204	ARS	4,204	4	0
	04/2018		1,558	DKK	9,432	2	(4)
	04/2018		562	RUB	32,456	3	0
	05/2018	ARS	750		$37	0	0
	05/2018	JPY	470,000		4,341	0	(83)
	05/2018	NZD	2,486		1,818	22	0
	05/2018		$117	MXN	2,200	3	0
	06/2018		2,073	INR	136,407	5	0
	06/2018		158	RUB	9,026	0	(1)
	07/2018	DKK	9,247		$1,541	4	0
	11/2018	NGN	2,274		6	0	0
FBF	04/2018	ARS	288		14	0	0
	04/2018	JPY	53,500		501	0	(2)
	04/2018		$11,985	EUR	9,677	0	(78)
	05/2018	EUR	9,677		$12,010	78	0
	05/2018		$482	RUB	27,300	0	(9)
GLM	04/2018	EUR	9,086		$11,237	58	0
	04/2018		$741	AUD	957	0	(6)
	04/2018		142	EUR	116	1	0
	05/2018	JPY	228,600		$2,117	0	(36)
	05/2018		$629	JPY	67,925	11	0
	06/2018	INR	135,408		$2,056	0	(7)
MSB	04/2018	JPY	1,304,600		12,257	0	(5)
	05/2018		520,000		4,857	0	(44)
	05/2018		$205	ARS	4,306	3	0
	10/2018	NGN	1,595		$4	0	0
NAB	04/2018		$650	AUD	836	0	(8)
	05/2018	JPY	70,000		$647	0	(12)
SCX	05/2018		$2,137	JPY	228,600	16	0
	05/2018		1,240	RUB	71,930	8	0
	06/2018		334	IDR	4,630,147	1	0
	10/2018	NGN	5,844		$16	0	0
	11/2018		10,361		28	0	0
	01/2019	BRL	16,200		4,854	57	0
TOR	04/2018	DKK	30,702		4,585	0	(482)

Total Forward Foreign Currency Contracts						$946	$(1,488)

Written Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
SAL	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	$100.391	05/07/2018	$1,500	$(5)	$(5)

Total Written Options					$(5)	$(5)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	1.000%	Quarterly	06/20/2022	0.837%	$100	$(2)	$3	$1	$0
BPS	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.314	300	(19)	15	0	(4)
	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.488	900	(40)	21	0	(19)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	1.458	100	(15)	14	0	(1)
BRC	Qatar Government International Bond	1.000	Quarterly	12/20/2022	0.805	200	1	1	2	0
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.907	550	(16)	18	2	0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.488	3,000	(116)	53	0	(63)
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.954	100	(1)	1	0	0
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.314	100	(6)	5	0	(1)
	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.488	100	(5)	3	0	(2)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	1.221	460	(86)	83	0	(3)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	1.458	600	(94)	85	0	(9)
	Russia Government International Bond	1.000	Quarterly	12/20/2022	1.127	4,660	(102)	78	0	(24)
MYC	South Africa Government International Bond	1.000	Quarterly	12/20/2022	1.367	1,200	(25)	6	0	(19)

							$(526)	$386	$5	$(145)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$11,700	$(255)	$207	$0	$(48)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	11,500	(594)	589	0	(5)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,400	2	(12)	0	(10)

						$(847)	$784	$0	$(63)

Total Swap Agreements						$(1,373)	$1,170	$5	$(208)

(n)	Securities with an aggregate market value of $1,210 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$7,190	$176	$7,366
Corporate Bonds & Notes
Banking & Finance	0	35,899	0	35,899
Industrials	0	18,254	0	18,254
Utilities	0	9,956	0	9,956
Convertible Bonds & Notes
Industrials	0	182	0	182
Municipal Bonds & Notes
Illinois	0	396	0	396
Puerto Rico	0	96	0	96
U.S. Government Agencies	0	31,226	0	31,226
U.S. Treasury Obligations	0	80,731	0	80,731
Non-Agency Mortgage-Backed Securities	0	17,687	0	17,687
Asset-Backed Securities	0	72,160	0	72,160
Sovereign Issues	0	12,465	0	12,465
Common Stocks
Consumer Discretionary	243	0	0	243
Short-Term Instruments
Certificates of Deposit	0	299	0	299
Repurchase Agreements	0	556	0	556
Short-Term Notes	0	390	0	390
Argentina Treasury Bills	0	1,029	0	1,029
Greece Treasury Bills	0	516	0	516
Japan Treasury Bills	0	15,133	0	15,133
Nigeria Treasury Bills	0	20	0	20
U.S. Treasury Bills	0	274	0	274
	$243	$304,459	$176	$304,878

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,204	$0	$0	$2,204

Total Investments	$2,447	$304,459	$176	$307,082

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(973)	$0	$(973)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	32	195	0	227
Over the counter	0	951	0	951
	$32	$1,146	$0	$1,178

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	(134)	0	(136)
Over the counter	0	(1,701)	0	(1,701)

	$(2)	$(1,835)	$0	$(1,837)

Total Financial Derivative Instruments	$30	$(689)	$0	$(659)

Totals	$2,477	$302,797	$176	$305,450

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term U.S. Government Portfolio

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 124.9% ¤
CORPORATE BONDS & NOTES 0.6%
INDUSTRIALS 0.6%
United Airlines Pass-Through Trust
2.875% due 04/07/2030	$700	$661
3.100% due 04/07/2030	700	660
Vessel Management Services, Inc.
3.432% due 08/15/2036	588	580

Total Corporate Bonds & Notes (Cost $1,988)		1,901

U.S. GOVERNMENT AGENCIES 18.4%
Fannie Mae
0.000% due 05/15/2030 - 11/15/2030 (a)	2,500	1,662
1.932% (LIBOR01M + 0.060%) due 07/25/2037 ~	13	13
2.322% (LIBOR01M + 0.450%) due 08/25/2021 ~	1	1
2.472% (LIBOR01M + 0.600%) due 08/25/2022 ~	1	1
2.772% (LIBOR01M + 0.900%) due 04/25/2032 ~	3	3
3.000% due 09/25/2046	2,264	2,007
3.090% due 12/01/2036	1,700	1,621
3.458% (US0012M + 1.583%) due 01/01/2033 ~	4	4
3.580% due 08/01/2030	1,700	1,735
3.600% due 02/01/2040	1,488	1,489
3.610% due 07/01/2029	900	915
4.250% due 05/25/2037	79	84
4.500% due 06/25/2019	6	6
5.000% due 04/25/2032 - 08/25/2033	371	400
5.500% due 12/25/2035	110	121
6.080% due 09/01/2028	64	81
6.500% due 07/25/2031	89	100
6.625% due 11/15/2030	800	1,096
Fannie Mae, TBA
2.500% due 04/01/2048	4,100	3,860
3.500% due 05/01/2033 - 05/01/2048	7,300	7,376
4.000% due 05/01/2048 - 06/01/2048	14,100	14,432
5.000% due 06/01/2048	500	532
Federal Housing Administration
6.896% due 07/01/2020	23	23
Freddie Mac
0.000% due 03/15/2031 - 07/15/2032 (a)	2,700	1,707
2.177% (LIBOR01M + 0.400%) due 01/15/2033 ~	7	7
2.401% (12MTA + 1.200%) due 10/25/2044 ~	29	29
2.477% (LIBOR01M + 0.700%) due 02/15/2027 ~	2	2
2.777% (LIBOR01M + 1.000%) due 02/15/2021 ~	3	3
3.000% due 04/15/2053	1,336	1,178
4.000% due 06/15/2032 - 09/15/2044	4,196	4,371
4.000% (- 2.667*LIBOR01M + 12.000%) due 12/15/2042 ~	700	598
5.500% due 08/15/2030 - 02/15/2034	328	358
6.750% due 03/15/2031	200	278
7.000% due 07/15/2023 - 12/01/2031	6	7
Ginnie Mae
2.750% (H15T1Y + 1.500%) due 08/20/2030 ~	3	3
3.500% due 01/20/2044	643	619
6.000% due 08/20/2033	903	1,017
Residual Funding Corp. STRIPS
0.000% due 10/15/2020 - 01/15/2030 (a)	4,000	3,101
Resolution Funding Corp.
8.125% due 10/15/2019	1,600	1,740
Resolution Funding Corp. STRIPS
0.000% due 04/15/2028 - 04/15/2029 (a)	3,200	2,310
Small Business Administration
5.240% due 08/01/2023	55	58
5.290% due 12/01/2027	104	109
Tennessee Valley Authority STRIPS
0.000% due 05/01/2030 (a)	800	535

Total U.S. Government Agencies (Cost $55,200)		55,592

U.S. TREASURY OBLIGATIONS 99.7%
U.S. Treasury Bonds
2.500% due 02/15/2045 (d)	7,200	6,562
2.500% due 02/15/2046 (d)	4,070	3,697
2.500% due 05/15/2046 (d)	5,500	4,991

2.750% due 08/15/2042 (d)	3,000	2,894
2.750% due 11/15/2042 (d)	29,600	28,520
2.750% due 11/15/2047 (d)	10,520	10,037
2.875% due 05/15/2043 (d)	14,780	14,543
2.875% due 08/15/2045 (d)	18,450	18,084
3.000% due 11/15/2044 (d)(h)	1,690	1,698
3.000% due 05/15/2045 (d)	8,500	8,537
3.000% due 11/15/2045 (d)	10,100	10,138
3.125% due 02/15/2043 (d)	36,250	37,302
3.375% due 05/15/2044 (d)	29,580	31,754
3.625% due 08/15/2043 (d)	5,100	5,699
3.625% due 02/15/2044 (d)	4,710	5,268
3.750% due 11/15/2043 (d)	6,000	6,841
3.875% due 08/15/2040 (d)(h)	5,300	6,130
4.250% due 11/15/2040	300	366
4.625% due 02/15/2040 (d)	1,780	2,274
4.750% due 02/15/2041 (d)(h)	790	1,030
U.S. Treasury Inflation Protected Securities (b)
0.375% due 01/15/2027 (d)(f)	770	750
0.375% due 07/15/2027 (d)	770	751
0.500% due 01/15/2028 (d)	2,603	2,554
0.625% due 01/15/2026 (d)	250	250
0.750% due 02/15/2042 (d)	987	960
1.375% due 02/15/2044 (d)	415	461
1.750% due 01/15/2028 (d)(f)	1,207	1,326
2.500% due 01/15/2029 (d)	2,032	2,405
3.625% due 04/15/2028 (d)	307	393
U.S. Treasury Notes
2.000% due 11/30/2022 (d)(h)	33,300	32,498
2.250% due 11/15/2027 (d)	600	574
U.S. Treasury STRIPS (a)
0.000% due 02/15/2030	2,000	1,423
0.000% due 05/15/2031	200	137
0.000% due 02/15/2032	1,700	1,137
0.000% due 11/15/2032	3,300	2,154
0.000% due 02/15/2033	1,700	1,103
0.000% due 05/15/2033	700	450
0.000% due 08/15/2033	1,800	1,149
0.000% due 11/15/2033	1,400	887
0.000% due 02/15/2034	3,600	2,260
0.000% due 05/15/2034	500	312
0.000% due 08/15/2034	1,400	866
0.000% due 11/15/2034	1,800	1,105
0.000% due 08/15/2035	37,300	22,403
0.000% due 05/15/2036	6,900	4,044
0.000% due 08/15/2036	18,000	10,485
0.000% due 11/15/2036	2,700	1,561

Total U.S. Treasury Obligations (Cost $312,285)		300,763

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.8%
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	500	528
Bear Stearns Adjustable Rate Mortgage Trust
3.619% due 10/25/2035 ~	4	4
3.794% due 02/25/2034 ~	12	12
3.808% due 01/25/2034 ~	8	8
3.827% due 04/25/2033 ~	45	45
3.929% due 04/25/2033 ~	6	6
BWAY Mortgage Trust
3.454% due 03/10/2033	700	699
CityLine Commercial Mortgage Trust
2.778% due 11/10/2031 ~	1,600	1,558
Commercial Mortgage Trust
3.140% due 10/10/2036	1,700	1,649
Countrywide Alternative Loan Trust
2.082% (US0001M + 0.210%) due 05/25/2035 ~	46	43
Countrywide Home Loan Mortgage Pass-Through Trust
2.512% (US0001M + 0.640%) due 03/25/2035 ~	73	64
Credit Suisse First Boston Mortgage Securities Corp.
3.746% due 11/25/2032 ~	3	3
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.093% due 07/25/2033 ~	8	8
DBWF Mortgage Trust
3.791% due 12/10/2036	2,100	2,143
GS Mortgage Securities Trust
3.805% due 10/10/2035 ~	500	506
HarborView Mortgage Loan Trust
1.938% (US0001M + 0.130%) due 03/19/2037 ~	46	44
2.248% (US0001M + 0.440%) due 05/19/2035 ~	38	37
3.806% due 07/19/2035 ^~	12	11
Hilton USA Trust
3.719% due 11/05/2038	900	906
Hudson’s Bay Simon JV Trust
5.447% due 08/05/2034 ~	500	475

Impac CMB Trust
4.559% due 09/25/2034	156	155
JPMorgan Chase Commercial Mortgage Securities Trust
2.798% due 10/05/2031	1,700	1,677
JPMorgan Mortgage Trust
3.688% due 07/25/2035 ~	106	109
Morgan Stanley Bank of America Merrill Lynch Trust
3.514% due 12/15/2049	1,800	1,822
Motel 6 Trust
2.697% due 08/15/2034 ~	1,185	1,191
Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036	55	51
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	4	5
Sequoia Mortgage Trust
2.172% (US0001M + 0.350%) due 07/20/2033 ~	48	47
Structured Adjustable Rate Mortgage Loan Trust
2.092% (US0001M + 0.220%) due 05/25/2037 ~	96	96
Structured Asset Mortgage Investments Trust
2.468% (US0001M + 0.660%) due 09/19/2032 ~	43	43
2.648% (US0001M + 0.840%) due 10/19/2033 ~	25	23
VNDO Trust
3.805% due 01/10/2035	1,900	1,936
WaMu Mortgage Pass-Through Certificates Trust
2.277% (COF 11 + 1.500%) due 10/25/2046 ~	55	53
2.283% (12MTA + 1.000%) due 08/25/2046 ~	205	193
2.683% (12MTA + 1.400%) due 08/25/2042 ~	2	2
Washington Mutual Mortgage Pass-Through Certificates Trust
2.880% due 05/25/2033 ~	5	5
3.409% due 02/25/2033 ~	1	1
3.426% due 02/25/2033 ~	1	1
Wells Fargo Commercial Mortgage Trust
2.933% due 11/15/2059	900	879
Worldwide Plaza Trust
3.526% due 11/10/2036	300	301

Total Non-Agency Mortgage-Backed Securities (Cost $17,759)		17,339

ASSET-BACKED SECURITIES 0.3%
Bear Stearns Asset-Backed Securities Trust
2.872% (US0001M + 1.000%) due 11/25/2042 ~	35	35
ECMC Group Student Loan Trust
2.533% due 02/27/2068 ~	300	300
LA Arena Funding LLC
7.656% due 12/15/2026	20	20
Renaissance Home Equity Loan Trust
2.372% (US0001M + 0.500%) due 12/25/2033 ~	18	18
2.752% (US0001M + 0.880%) due 08/25/2033 ~	4	4
SLM Student Loan Trust
3.245% (US0003M + 1.500%) due 04/25/2023 ~	409	417
Specialty Underwriting & Residential Finance Trust
2.552% (US0001M + 0.680%) due 01/25/2034 ~	12	11
Sunset Mortgage Loan Co. LLC
4.459% due 09/18/2045	94	95

Total Asset-Backed Securities (Cost $893)		900

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (c) 0.1%		451

Total Short-Term Instruments (Cost $451)		451

Total Investments in Securities (Cost $388,576)		376,946

	SHARES
INVESTMENTS IN AFFILIATES 3.9%
SHORT-TERM INSTRUMENTS 3.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.9%
PIMCO Short Asset Portfolio	1,148,779	11,490
PIMCO Short-Term Floating NAV Portfolio III	25,995	257

Total Short-Term Instruments (Cost $11,769)		11,747

Total Investments in Affiliates (Cost $11,769)		11,747

Total Investments 128.8% (Cost $400,345)		$388,693
Financial Derivative Instruments (e)(g) (0.4)% (Cost or Premiums, net $1,192)		(1,095)
Other Assets and Liabilities, net (28.4)%		(85,932)

Net Assets 100.0%		$301,666

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Zero coupon security.

(b)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.250%	03/29/2018	04/02/2018	$451	U.S. Treasury Notes 2.000% due 04/30/2024	$(461)	$451	$451

Total Repurchase Agreements						$(461)	$451	$451

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	1.600%	03/05/2018	04/16/2018	$(3,083)	$(3,081)
	1.850	03/13/2018	04/13/2018	(16,662)	(16,653)
	1.950	03/20/2018	04/03/2018	(406)	(406)
BPG	2.100	04/02/2018	04/04/2018	(57,582)	(57,575)
	2.250	03/28/2018	04/04/2018	(689)	(689)
GSC	1.700	03/20/2018	04/03/2018	(6,831)	(6,830)
	1.750	03/13/2018	04/13/2018	(573)	(573)
	1.750	03/21/2018	04/13/2018	(573)	(573)
	1.960	04/02/2018	04/03/2018	(136,153)	(136,146)
	1.970	04/03/2018	04/04/2018	(76,613)	(76,609)
TDM	1.560	01/05/2018	04/05/2018	(8,968)	(8,967)
	1.600	01/16/2018	04/13/2018	(199)	(198)
UBS	1.600	02/05/2018	04/02/2018	(13,070)	(13,070)
	1.640	01/29/2018	04/30/2018	(11,331)	(11,316)

Total Sale-Buyback Transactions					$(332,686)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.9)%
Fannie Mae, TBA	3.000%	05/01/2048	$8,800	$(8,571)	$(8,564)
Fannie Mae, TBA	4.500	05/01/2048	100	(104)	(105)

Total Short Sales (2.9)%				$(8,675)	$(8,669)

(d)	Securities with an aggregate market value of $334,218 have been pledged as collateral under the terms of master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended March 31, 2018 was $(54,610) at a weighted average interest rate of 1.525%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Payable for sale-buyback transactions includes $(47) of deferred price drop.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	$112.000	05/25/2018	279	$279	$2	$1

Total Purchased Options					$2	$1

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note May 2018 Futures	$121.500	04/20/2018	34	$34	$(7)	$(11)

Total Written Options					$(7)	$(11)

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note June Futures	06/2018	416	$50,395	$453	$97	$0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	170	27,280	877	197	0

				$1,330	$294	$0

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note June Futures	06/2018	324	$(68,885)	$(11)	$0	$(10)
U.S. Treasury 5-Year Note June Futures	06/2018	158	(18,085)	(69)	0	(18)
U.S. Treasury 30-Year Bond June Futures	06/2018	171	(25,073)	(598)	0	(128)

				$(678)	$0	$(156)

Total Futures Contracts				$652	$294	$(156)

Swap Agreements:

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428%	Annual	12/20/2047	$300	$1	$(5)	$(4)	$0	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047	200	0	(4)	(4)	0	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.545	Annual	12/20/2047	1,000	3	(40)	(37)	0	(2)
Pay (1)	3-Month USD-LIBOR	2.600	Semi-Annual	03/16/2021	172,900	(75)	(298)	(373)	34	0
Receive (1)	3-Month USD-LIBOR	2.643	Semi-Annual	03/16/2022	172,900	88	195	283	0	(28)
Receive (1)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	3,900	49	136	185	0	(8)
Receive (1)	3-Month USD-LIBOR	3.250	Semi-Annual	12/20/2037	6,400	(33)	(81)	(114)	0	(16)
Receive	3-Month USD-LIBOR	2.384	Semi-Annual	09/07/2047	7,100	220	496	716	0	(41)
Receive (1)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048	11,000	1,068	(205)	863	0	(65)
Receive	CPURNSA	2.137	Maturity	01/15/2029	1,900	(9)	(25)	(34)	0	(1)

						$1,312	$169	$1,481	$34	$(161)

Total Swap Agreements						$1,312	$169	$1,481	$34	$(161)

(f)	Securities with an aggregate market value of $597 and cash of $664 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018.

(1)	This instrument has a forward starting effective date.

(g)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700%	05/13/2019	$800	$69	$62
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	02/07/2020	3,100	128	59
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.160	04/25/2018	61,200	47	165
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019	1,100	99	90
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.860	04/25/2018	3,400	25	14
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.888	08/31/2018	50,200	26	1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.513	09/27/2019	8,600	538	949
RYL	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	04/04/2019	5,400	297	471

							$1,229	$1,811

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.263%	3-Month USD-LIBOR	04/03/2018	$24,100	$12	$0
	Put - OTC 1-Year Interest Rate Floor (1)	0.174	3-Month USD-LIBOR	06/11/2018	11,100	5	0

						$17	$0

Total Purchased Options						$1,246	$1,811

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$2,400	$(22)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	05/13/2019	$3,700	$(68)	$(81)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	02/07/2020	7,700	(127)	(54)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019	5,500	(99)	(137)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	09/27/2019	43,000	(537)	(1,385)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.173	08/31/2018	3,900	(26)	(5)
RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/04/2019	27,000	(297)	(800)

							$(1,154)	$(2,462)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.230%	3-Month USD-LIBOR	04/03/2018	$24,100	$(12)	$0
	Put - OTC 1-Year Interest Rate Floor (1)	0.155	3-Month USD-LIBOR	06/11/2018	11,100	(4)	0
	Call - OTC 1-Year Interest Rate Floor (1)	0.451	3-Month USD-LIBOR	09/21/2018	116,900	(126)	(412)

						$(142)	$(412)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	$98.953	05/07/2018	$5,000	$(22)	$(6)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	99.953	05/07/2018	5,000	(21)	(27)

					$(43)	$(33)

Total Written Options					$(1,361)	$(2,907)

(h)	Securities with an aggregate market value of $1,143 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	The underlying instrument has a forward starting effective date.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$1,901	$0	$1,901
U.S. Government Agencies	0	55,592	0	55,592
U.S. Treasury Obligations	0	300,763	0	300,763
Non-Agency Mortgage-Backed Securities	0	17,339	0	17,339
Asset-Backed Securities	0	900	0	900
Short-Term Instruments
Repurchase Agreements	0	451	0	451
	$0	$376,946	$0	$376,946

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$11,747	$0	$0	$11,747

Total Investments	$11,747	$376,946	$0	$388,693

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(8,669)	$0	$(8,669)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	294	35	0	329
Over the counter	0	1,811	0	1,811
	$294	$1,846	$0	$2,140

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(156)	(172)	0	(328)
Over the counter	0	(2,907)	0	(2,907)

	$(156)	$(3,079)	$0	$(3,235)

Total Financial Derivative Instruments	$138	$(1,233)	$0	$(1,095)

Totals	$11,885	$367,044	$0	$378,929

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Portfolio

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 107.5% ¤
CORPORATE BONDS & NOTES 36.9%
BANKING & FINANCE 28.6%
ABN AMRO Bank NV
1.800% due 06/04/2018		$4,300	$4,298
American Express Credit Corp.
2.375% due 05/26/2020		5,400	5,331
American Tower Corp.
2.800% due 06/01/2020		9,900	9,831
3.400% due 02/15/2019		6,500	6,524
AvalonBay Communities, Inc.
3.625% due 10/01/2020		3,000	3,040
Bank of America Corp.
2.815% due 03/05/2024 ~		8,300	8,265
5.650% due 05/01/2018		8,000	8,020
6.875% due 11/15/2018		2,700	2,771
Bank of Nova Scotia
1.875% due 04/26/2021		3,900	3,782
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.350% due 09/08/2019		3,600	3,567
Barclays PLC
3.921% (US0003M + 2.110%) due 08/10/2021 ~		4,900	5,113
Branch Banking & Trust Co.
1.450% due 05/10/2019		1,083	1,068
BRFkredit A/S
1.000% due 04/01/2018	DKK	77,700	12,825
CIT Group, Inc.
3.875% due 02/19/2019		$600	604
Citigroup, Inc.
2.450% (US0003M + 0.690%) due 04/27/2018 ~		18,200	18,204
2.450% due 10/27/2022 ~		5,000	4,979
2.647% (US0003M + 0.880%) due 07/30/2018 ~		12,000	12,025
3.682% (US0003M + 1.380%) due 03/30/2021 ~		4,300	4,404
Citizens Bank N.A.
2.300% due 12/03/2018		2,300	2,292
2.500% due 03/14/2019		2,500	2,493
Commonwealth Bank of Australia
1.750% due 11/02/2018		1,800	1,792
Credit Suisse Group Funding Guernsey Ltd.
4.024% (US0003M + 2.290%) due 04/16/2021 ~		5,800	6,094
Deutsche Bank AG
3.721% (US0003M + 1.910%) due 05/10/2019 ~		6,400	6,487
4.250% due 10/14/2021		2,000	2,033
Dexia Credit Local S.A.
2.500% due 01/25/2021		6,200	6,157
Ford Motor Credit Co. LLC
2.717% (US0003M + 0.930%) due 11/04/2019 ~		6,000	6,040
3.025% (US0003M + 0.900%) due 06/15/2018 ~		6,000	6,005
3.284% (US0003M + 1.580%) due 01/08/2019 ~		5,600	5,649
5.750% due 02/01/2021		600	635
General Motors Financial Co., Inc.
2.400% due 05/09/2019		2,200	2,189
2.650% (US0003M + 0.930%) due 04/13/2020 ~		3,800	3,837
3.068% (US0003M + 1.360%) due 04/10/2018 ~		4,600	4,601
3.100% due 01/15/2019		2,000	2,002
3.200% due 07/13/2020		7,000	6,989
3.282% (US0003M + 1.560%) due 01/15/2020 ~		3,900	3,974
3.780% (US0003M + 2.060%) due 01/15/2019 ~		5,500	5,570
Goldman Sachs Group, Inc.
2.556% due 02/23/2023 ~		6,200	6,180
2.904% (US0003M + 1.160%) due 04/23/2020 ~		5,684	5,765
3.022% (US0003M + 0.730%) due 12/27/2020 ~		9,600	9,648
3.105% (US0003M + 1.360%) due 04/23/2021 ~		1,300	1,330
3.325% (US0003M + 1.200%) due 09/15/2020 ~		4,500	4,573
6.000% due 06/15/2020		2,000	2,117
7.500% due 02/15/2019		700	728
HSBC Bank PLC
2.479% (US0003M + 0.640%) due 05/15/2018 ~		500	500
HSBC USA, Inc.
2.430% (US0003M + 0.610%) due 11/13/2019 ~		12,900	12,970
ING Bank NV
2.050% due 08/17/2018		4,000	3,992
International Lease Finance Corp.
5.875% due 04/01/2019		1,500	1,541

6.250% due 05/15/2019		2,250	2,328
7.125% due 09/01/2018		2,000	2,034
JPMorgan Chase & Co.
2.965% (US0003M + 1.205%) due 10/29/2020 ~		5,800	5,925
JPMorgan Chase Bank N.A.
2.070% due 02/13/2020 ~		7,100	7,101
LeasePlan Corp. NV
2.500% due 05/16/2018		900	900
Macquarie Bank Ltd.
2.880% (US0003M + 1.120%) due 07/29/2020 ~		8,900	9,028
Metropolitan Life Global Funding
2.300% due 04/10/2019		3,000	2,986
Mitsubishi UFJ Financial Group, Inc.
2.757% due 03/02/2023 ~		10,200	10,192
3.886% (US0003M + 1.880%) due 03/01/2021 ~		535	555
Mizuho Financial Group, Inc.
2.815% due 03/05/2023 ~		5,100	5,096
Morgan Stanley
3.148% (US0003M + 1.375%) due 02/01/2019 ~		5,600	5,646
Nissan Motor Acceptance Corp.
2.350% due 03/04/2019		200	200
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2018	DKK	136,142	22,471
Nykredit Realkredit A/S
1.000% due 04/01/2018		319,800	52,784
1.000% due 07/01/2018		183,700	30,440
2.000% due 04/01/2018		60,000	9,903
2.000% due 07/01/2018		15,100	2,508
Pacific Life Global Funding
4.332% (CPI YOY + 2.120%) due 06/02/2018 «~		$3,500	3,509
Piper Jaffray Cos.
5.060% due 10/09/2018		1,500	1,513
Realkredit Danmark A/S
1.000% due 04/01/2018	DKK	474,200	78,269
2.000% due 04/01/2018		135,800	22,414
Reliance Standard Life Global Funding
2.500% due 01/15/2020		$1,000	990
Royal Bank of Scotland Group PLC
6.400% due 10/21/2019		5,000	5,249
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	2,735	3,369
Santander Holdings USA, Inc.
2.700% due 05/24/2019		$1,837	1,833
Sumitomo Mitsui Trust Bank Ltd.
2.618% due 09/19/2019 ~		6,000	6,003
Synchrony Financial
3.017% (US0003M + 1.230%) due 02/03/2020 ~		5,600	5,674
UBS AG
2.304% due 05/28/2019 ~		7,200	7,204
2.355% (US0003M + 0.320%) due 12/07/2018 ~		6,400	6,406
2.450% due 12/01/2020		4,100	4,029
UBS Group Funding Switzerland AG
3.500% (US0003M + 1.780%) due 04/14/2021 ~		9,900	10,263
Unibail-Rodamco SE
2.492% (US0003M + 0.770%) due 04/16/2019 ~		9,800	9,847
Wells Fargo & Co.
2.625% (US0003M + 0.880%) due 07/22/2020 ~		2,000	2,019
3.365% (US0003M + 1.340%) due 03/04/2021 ~		4,000	4,099

			581,621

INDUSTRIALS 6.8%
Adani Ports & Special Economic Zone Ltd.
3.500% due 07/29/2020		4,300	4,280
Amazon.com, Inc.
1.900% due 08/21/2020		4,200	4,114
Anheuser-Busch InBev Finance, Inc.
1.900% due 02/01/2019		6,100	6,083
2.150% due 02/01/2019		3,600	3,599
Anheuser-Busch InBev Worldwide, Inc.
2.463% (US0003M + 0.690%) due 08/01/2018 ~		3,400	3,405
BAT Capital Corp.
2.423% due 08/14/2020 ~		6,200	6,222
Boston Scientific Corp.
2.850% due 05/15/2020		2,800	2,783
Campbell Soup Co.
2.645% due 03/16/2020 ~		5,000	5,001
2.775% due 03/15/2021 ~		4,100	4,101
Cardinal Health, Inc.
1.950% due 06/15/2018		1,000	999
Charter Communications Operating LLC
3.579% due 07/23/2020		3,700	3,712
4.464% due 07/23/2022		600	614
Conagra Brands, Inc.
2.204% due 10/09/2020 ~		2,500	2,503

CVS Health Corp.
1.900% due 07/20/2018	3,700	3,692
2.687% due 03/09/2020 ~	6,100	6,125
3.125% due 03/09/2020	5,100	5,112
D.R. Horton, Inc.
3.750% due 03/01/2019	1,900	1,909
Daimler Finance North America LLC
2.000% due 08/03/2018	6,000	5,991
2.375% due 08/01/2018	900	899
Dell International LLC
3.480% due 06/01/2019	2,700	2,713
Dominion Energy Gas Holdings LLC
2.500% due 12/15/2019	2,300	2,280
Energy Transfer LP
6.700% due 07/01/2018	2,800	2,829
Georgia-Pacific LLC
5.400% due 11/01/2020	6,800	7,190
Harris Corp.
2.247% due 04/30/2020 ~	4,400	4,404
Hewlett Packard Enterprise Co.
2.850% due 10/05/2018	3,700	3,704
Kinder Morgan, Inc.
7.250% due 06/01/2018	400	403
Kraft Heinz Foods Co.
2.000% due 07/02/2018	1,000	999
Local Initiatives Support Corp.
3.005% due 03/01/2022	1,300	1,255
MGM Resorts International
8.625% due 02/01/2019	1,300	1,364
Mylan NV
3.750% due 12/15/2020	1,600	1,612
Mylan, Inc.
2.550% due 03/28/2019	4,600	4,579
Newell Brands, Inc.
2.600% due 03/29/2019	245	244
Novartis Securities Investment Ltd.
5.125% due 02/10/2019	1,600	1,633
Oracle Corp.
1.900% due 09/15/2021	9,900	9,561
Penske Truck Leasing Co. LP
2.875% due 07/17/2018	5,000	5,002
Pioneer Natural Resources Co.
6.875% due 05/01/2018	3,290	3,300
Reynolds American, Inc.
2.300% due 06/12/2018	1,000	1,000
Time Warner Cable LLC
6.750% due 07/01/2018	1,900	1,918
8.750% due 02/14/2019	1,100	1,152
UnitedHealth Group, Inc.
1.900% due 07/16/2018	1,500	1,498
Volkswagen Group of America Finance LLC
2.374% (US0003M + 0.470%) due 05/22/2018 ~	1,900	1,899
2.450% due 11/20/2019	4,200	4,157
WestRock RKT Co.
4.450% due 03/01/2019	400	406
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	2,300	2,276

		138,522

UTILITIES 1.5%
AT&T, Inc.
2.672% (US0003M + 0.950%) due 07/15/2021 ~	1,600	1,618
British Telecommunications PLC
2.350% due 02/14/2019	5,100	5,083
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020	700	700
Commonwealth Edison Co.
2.150% due 01/15/2019	5,100	5,077
Consumers Energy Co.
6.700% due 09/15/2019	200	211
DTE Energy Co.
2.400% due 12/01/2019	3,700	3,658
Verizon Communications, Inc.
3.376% due 02/15/2025	15,606	15,354

		31,701

Total Corporate Bonds & Notes (Cost $723,580)		751,844

MUNICIPAL BONDS & NOTES 0.0%
TEXAS 0.0%
North Texas Higher Education Authority, Inc., Revenue Bonds, Series 2011
2.795% due 04/01/2040 ~	242	246

Total Municipal Bonds & Notes (Cost $247)		246

U.S. GOVERNMENT AGENCIES 21.6%
Fannie Mae
1.000% due 01/25/2043	210	189
1.932% (LIBOR01M + 0.060%) due 12/25/2036 - 07/25/2037 ~	295	290
1.971% (US0001M + 0.350%) due 09/25/2042 ~	245	244
2.222% (US0001M + 0.350%) due 03/25/2044 ~	47	47
2.372% (LIBOR01M + 0.500%) due 12/25/2022 ~	14	14
2.401% (12MTA + 1.200%) due 07/01/2042 - 06/01/2043 ~	211	215
2.451% (12MTA + 1.250%) due 09/01/2041 ~	139	141
2.601% (12MTA + 1.400%) due 09/01/2040 ~	1	1
2.672% (LIBOR01M + 0.800%) due 04/25/2023 ~	26	26
2.708% (LIBOR01M + 0.900%) due 06/17/2027 ~	21	21
2.722% (LIBOR01M + 0.850%) due 02/25/2023 ~	1	1
2.772% (LIBOR01M + 0.900%) due 05/25/2022 ~	1	1
3.054% (12MTA + 1.842%) due 11/01/2035 ~	30	32
3.280% (US0012M + 1.525%) due 09/01/2035 ~	147	154
3.454% (US0012M + 1.636%) due 07/01/2035 ~	35	37
3.528% (US0012M + 1.731%) due 05/01/2038 ~	2,853	3,007
4.000% due 11/01/2044 - 08/01/2045	113	117
4.255% (COF 11 + 1.926%) due 12/01/2036 ~	9	9
4.500% due 05/01/2019 - 08/01/2046	9,775	10,228
4.879% (COF 11 + 1.733%) due 09/01/2034 ~	4	4
5.000% due 05/01/2027 - 04/25/2033	152	162
5.436% due 12/25/2042 ~	6	6
5.500% due 12/01/2027 - 12/01/2028	482	524
6.000% due 02/01/2033 - 01/01/2039	1,690	1,900
6.500% due 04/01/2036	90	100
Fannie Mae, TBA
3.000% due 04/01/2048 - 05/01/2048	19,600	19,078
3.500% due 04/01/2048 - 06/01/2048	97,000	96,999
4.000% due 04/01/2048 - 06/01/2048	199,400	204,295
4.500% due 04/01/2048 - 05/01/2048	57,000	59,573
Federal Housing Administration
7.430% due 10/01/2020	1	1
Freddie Mac
1.661% (LIBOR01M + 0.040%) due 12/25/2036 ~	253	252
1.975% (LIBOR01M + 0.400%) due 12/15/2042 ~	8,423	8,411
2.000% due 11/15/2026	4,877	4,785
2.132% (LIBOR01M + 0.260%) due 08/25/2031 ~	97	97
2.263% (12MTA + 1.200%) due 02/25/2045 ~	190	192
3.511% (US0012M + 1.717%) due 07/01/2035 ~	50	52
3.521% (US0012M + 1.771%) due 09/01/2035 ~	208	219
5.000% due 08/01/2024 - 12/01/2041	267	289
5.500% due 12/01/2022 - 08/15/2030	1	1
6.500% due 07/25/2043	45	51
6.837% (- 1.6*LIBOR01M + 9.680%) due 08/15/2044 ~	3,820	4,006
Ginnie Mae
1.613% due 02/20/2041 ~	75	77
2.022% (US0001M + 0.460%) due 06/20/2065 ~	3,396	3,401
2.095% (US0001M + 0.520%) due 10/20/2065 ~	9,259	9,310
2.115% (US0001M + 0.540%) due 07/20/2063 ~	3,624	3,636
2.530% (LIBOR12M + 0.800%) due 07/20/2067 ~	7,852	8,142

Total U.S. Government Agencies (Cost $439,315)		440,337

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.9%
Adjustable Rate Mortgage Trust
3.639% due 09/25/2035 ~	568	542
American Home Mortgage Investment Trust
3.706% (US0012M + 1.500%) due 10/25/2034 ~	61	61
4.211% (US0006M + 2.000%) due 02/25/2045 ~	83	85
Banc of America Funding Trust
2.152% (US0001M + 0.280%) due 07/25/2037 ~	773	745
4.028% due 01/20/2047 ^~	283	274
Banc of America Mortgage Trust
3.772% due 07/25/2034 ~	363	372
3.800% due 08/25/2034 ~	1,033	1,029
3.927% due 05/25/2033 ~	175	179
6.500% due 10/25/2031	4	4
BCAP LLC Trust
1.831% (US0001M + 0.225%) due 01/26/2036 ~	3,834	3,765
Bear Stearns Adjustable Rate Mortgage Trust
3.715% due 01/25/2035 ~	2,036	2,023
3.728% due 02/25/2033 ~	1	1
3.753% due 07/25/2034 ~	166	163
3.808% due 01/25/2034 ~	13	13
3.816% due 01/25/2035 ~	97	95
3.827% due 04/25/2033 ~	3	3
Bear Stearns ALT-A Trust
2.032% (US0001M + 0.160%) due 02/25/2034 ~	303	285
Bear Stearns Structured Products, Inc. Trust
3.319% due 12/26/2046 ~	394	348
3.633% due 01/26/2036 ~	646	576

Chevy Chase Funding LLC Mortgage-Backed Certificates
2.300% (US0001M + 0.280%) due 01/25/2035 ~		51	50
Citigroup Global Markets Mortgage Securities, Inc.
7.000% due 12/25/2018		2	2
Citigroup Mortgage Loan Trust
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~		83	84
3.545% due 08/25/2035 ^~		312	242
Countrywide Alternative Loan Trust
2.052% (US0001M + 0.180%) due 05/25/2047 ~		348	340
6.000% due 10/25/2033		9	9
Countrywide Home Loan Mortgage Pass-Through Trust
3.491% due 11/25/2034 ~		372	371
3.511% due 11/20/2034 ~		666	681
3.520% due 02/20/2035 ~		321	325
3.537% (US0012M + 1.750%) due 02/20/2036 ^~		303	279
Credit Suisse First Boston Mortgage Securities Corp.
2.195% due 03/25/2032 ~		1	1
Credit Suisse Mortgage Capital Certificates
3.639% due 09/26/2047 ~		214	215
Eurosail PLC
0.000% (EUR003M + 0.160%) due 12/10/2044 ~	EUR	98	120
1.304% (BP0003M + 0.700%) due 09/13/2045 ~	GBP	247	347
1.554% (BP0003M + 0.950%) due 06/13/2045 ~		8,504	11,966
First Horizon Alternative Mortgage Securities Trust
3.357% due 09/25/2034 ~		$605	601
First Horizon Mortgage Pass-Through Trust
3.261% due 08/25/2035 ~		151	129
3.806% due 02/25/2035 ~		1,183	1,186
Firstmac Mortgage Funding Trust
2.771% due 03/08/2049 ~	AUD	5,000	3,840
3.021% due 03/08/2049 ~		6,100	4,685
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049 ~		$667	670
GMAC Mortgage Corp. Loan Trust
3.812% due 11/19/2035 ~		92	89
Great Hall Mortgages PLC
2.308% (US0003M + 0.130%) due 06/18/2039 ~		1,559	1,531
GS Mortgage Securities Corp. Trust
3.980% due 02/10/2029		5,000	5,050
GS Mortgage Securities Trust
1.968% due 11/10/2045 ~(a)		2,220	165
GSR Mortgage Loan Trust
3.614% due 09/25/2035 ~		369	378
3.853% due 09/25/2034 ~		79	80
HarborView Mortgage Loan Trust
2.248% (US0001M + 0.440%) due 05/19/2035 ~		86	83
3.628% due 07/19/2035 ~		386	341
Holmes Master Issuer PLC
2.146% due 10/15/2054 ~		4,100	4,103
Impac CMB Trust
2.872% (US0001M + 1.000%) due 07/25/2033 ~		94	92
JPMorgan Chase Commercial Mortgage Securities Trust
1.797% due 10/15/2045 ~(a)		16,098	1,022
JPMorgan Mortgage Trust
5.750% due 01/25/2036 ^		18	15
Juno Eclipse Ltd.
0.000% (EUR003M + 0.180%) due 11/20/2022 ~	EUR	514	631
Merrill Lynch Mortgage Investors Trust
2.122% (US0001M + 0.250%) due 11/25/2035 ~		$100	94
2.532% (US0001M + 0.660%) due 09/25/2029 ~		607	607
2.664% (US0001M + 1.000%) due 10/25/2035 ~		57	55
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
2.152% (US0001M + 0.280%) due 12/25/2035 ~		462	454
PHHMC Trust
5.600% due 07/18/2035 ~		361	362
Prime Mortgage Trust
2.272% (US0001M + 0.400%) due 02/25/2034 ~		5	5
Residential Funding Mortgage Securities, Inc. Trust
3.857% due 09/25/2035 ^~		686	591
Structured Adjustable Rate Mortgage Loan Trust
2.682% (12MTA + 1.400%) due 01/25/2035 ~		191	179
3.627% due 08/25/2035 ~		174	175
3.644% due 08/25/2034 ~		245	246
3.689% due 02/25/2034 ~		186	188
Structured Asset Mortgage Investments Trust
2.152% (US0001M + 0.280%) due 02/25/2036 ^~		126	120
2.468% (US0001M + 0.660%) due 09/19/2032 ~		2	2
WaMu Mortgage Pass-Through Certificates Trust
2.013% (12MTA + 0.730%) due 01/25/2047 ~		242	241
2.142% (US0001M + 0.270%) due 12/25/2045 ~		103	101
2.483% (12MTA + 1.200%) due 11/25/2042 ~		43	41
2.552% (US0001M + 0.680%) due 01/25/2045 ~		614	612
2.683% (12MTA + 1.400%) due 06/25/2042 ~		20	19
2.683% (12MTA + 1.400%) due 08/25/2042 ~		84	82
Wells Fargo Commercial Mortgage Trust
1.794% due 10/15/2045 ~(a)		3,786	246

Wells Fargo Mortgage-Backed Securities Trust
3.528% due 09/25/2034 ~		2,867	2,943
3.738% due 12/25/2034 ~		168	172
3.750% due 01/25/2035 ~		198	202
3.755% due 03/25/2036 ~		186	189
3.879% due 03/25/2035 ~		136	139

Total Non-Agency Mortgage-Backed Securities (Cost $59,217)			58,351

ASSET-BACKED SECURITIES 9.9%
ACE Securities Corp. Home Equity Loan Trust
1.932% (US0001M + 0.060%) due 10/25/2036 ~		67	37
2.772% (US0001M + 0.900%) due 12/25/2034 ~		1,384	1,326
Ally Auto Receivables Trust
1.490% due 11/15/2019		3,627	3,619
Ally Master Owner Trust
1.630% due 05/15/2020		6,100	6,095
American Express Credit Account Master Trust
1.640% due 12/15/2021		10,200	10,103
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.372% (US0001M + 0.500%) due 09/25/2035 ~		7,100	7,144
Amortizing Residential Collateral Trust
2.452% (US0001M + 0.580%) due 07/25/2032 ~		11	11
Asset-Backed Funding Certificates Trust
2.547% (US0001M + 0.675%) due 06/25/2035 ~		5,668	5,698
Asset-Backed Securities Corp. Home Equity Loan Trust
3.427% (US0001M + 1.650%) due 03/15/2032 ~		86	85
Babson CLO Ltd.
2.881% (US0003M + 1.150%) due 10/17/2026 ~		4,000	3,999
Bear Stearns Asset-Backed Securities Trust
2.872% (US0001M + 1.000%) due 10/25/2037 ~		1,458	1,468
Black Diamond CLO Ltd.
2.781% (US0003M + 1.050%) due 02/06/2026 ~		5,100	5,104
Capital One Multi-Asset Execution Trust
2.227% (LIBOR01M + 0.450%) due 02/15/2022 ~		4,100	4,114
CARDS Trust
2.037% due 10/17/2022 ~		5,100	5,101
2.477% (LIBOR01M + 0.700%) due 07/15/2021 ~		10,200	10,229
Chase Issuance Trust
2.197% (LIBOR01M + 0.420%) due 11/16/2020 ~		2,533	2,538
CIFC Funding Ltd.
2.761% (US0003M + 1.020%) due 10/24/2025 ~		3,666	3,666
Citigroup Mortgage Loan Trust, Inc.
2.592% (US0001M + 0.720%) due 09/25/2035 ^~		2,669	2,686
Countrywide Asset-Backed Certificates
2.352% (LIBOR01M + 0.480%) due 12/25/2031 ^~		24	23
2.572% (US0001M + 0.700%) due 12/25/2033 ~		1,242	1,206
2.672% (US0001M + 0.800%) due 03/25/2033 ~		726	719
Credit Suisse First Boston Mortgage Securities Corp.
2.492% (US0001M + 0.620%) due 01/25/2032 ~		6	6
Daimler Trucks Retail Trust
2.200% due 04/15/2019 «		5,100	5,100
ECMC Group Student Loan Trust
2.533% due 02/27/2068 ~		5,100	5,104
Edsouth Indenture LLC
3.022% (US0001M + 1.150%) due 09/25/2040 ~		1,005	1,013
Equity One Mortgage Pass-Through Trust
2.432% (LIBOR01M + 0.560%) due 11/25/2032 ~		1	1
First Franklin Mortgage Loan Trust
2.592% (US0001M + 0.720%) due 05/25/2035 ~		120	120
Ford Credit Auto Lease Trust
1.560% due 11/15/2019		1,701	1,695
1.917% (US0001M + 0.140%) due 11/15/2019 ~		2,551	2,552
Ford Credit Floorplan Master Owner Trust
2.221% due 05/15/2023 ~		5,100	5,103
GE-WMC Mortgage Securities Trust
1.912% (US0001M + 0.040%) due 08/25/2036 ~		10	6
GM Financial Consumer Automobile
1.510% due 03/16/2020		3,674	3,660
GMF Floorplan Owner Revolving Trust
2.241% due 03/15/2023 ~		3,900	3,901
GSAMP Trust
2.262% (US0001M + 0.390%) due 01/25/2036 ~		1,067	1,058
JPMorgan Mortgage Acquisition Corp.
2.052% (US0001M + 0.180%) due 02/25/2036 ~		103	103
2.102% (US0001M + 0.230%) due 05/25/2035 ~		961	963
Malin CLO BV
0.000% (EUR003M + 0.270%) due 05/07/2023 ~	EUR	1,067	1,313
Massachusetts Educational Financing Authority
2.695% (US0003M + 0.950%) due 04/25/2038 ~		$320	322
MP CLO Ltd.
2.574% due 04/18/2027 ~		5,000	5,004
Navient Private Education Loan Trust
2.977% (US0001M + 1.200%) due 12/15/2028 ~		1,757	1,793
NovaStar Mortgage Funding Trust
2.192% (US0001M + 0.320%) due 05/25/2036 ~		4,840	4,808

NYMT Residential
4.000% due 03/25/2021		736	737
Octagon Investment Partners Ltd.
2.822% (US0003M + 1.100%) due 04/15/2026 ~		4,000	4,000
Palmer Square Loan Funding Ltd.
0.000% due 07/15/2026 ~(b)		5,000	5,000
Panhandle-Plains Higher Education Authority, Inc.
2.825% (US0003M + 1.130%) due 10/01/2035 ~		916	923
Penarth Master Issuer PLC
2.206% due 03/18/2022 ~		5,100	5,103
Prestige Auto Receivables Trust
1.460% due 07/15/2020		2,197	2,191
RAAC Trust
2.352% (US0001M + 0.480%) due 03/25/2037 ~		286	286
Renaissance Home Equity Loan Trust
2.372% (US0001M + 0.500%) due 12/25/2033 ~		2,750	2,713
Residential Asset Securities Corp. Trust
2.757% (US0001M + 0.885%) due 01/25/2034 ~		3,150	3,145
Santander Drive Auto Receivables Trust
1.490% due 02/18/2020		1,391	1,389
SLC Student Loan Trust
2.225% (US0003M + 0.100%) due 09/15/2026 ~		3,000	2,994
2.235% (US0003M + 0.110%) due 03/15/2027 ~		5,042	5,025
SLM Student Loan Trust
1.835% (US0003M + 0.090%) due 10/25/2024 ~		1,991	1,988
1.895% (US0003M + 0.150%) due 10/25/2029 ~		5,182	5,155
2.245% (US0003M + 0.500%) due 04/25/2024 ~		3,866	3,874
2.291% (US0003M + 0.550%) due 10/26/2026 ~		2,385	2,389
3.245% (US0003M + 1.500%) due 04/25/2023 ~		353	361
SoFi Consumer Loan Program LLC
2.200% due 11/25/2026		3,969	3,950
3.050% due 12/26/2025		2,915	2,913
Specialty Underwriting & Residential Finance Trust
2.262% (US0001M + 0.390%) due 12/25/2036 ~		4,800	4,783
Structured Asset Investment Loan Trust
2.577% (US0001M + 0.705%) due 03/25/2034 ~		503	490
2.847% (US0001M + 0.975%) due 10/25/2033 ~		282	282
TICP CLO Ltd.
0.000% due 04/20/2028 ~(b)		6,100	6,103
Trillium Credit Card Trust
1.961% due 02/27/2023 ~		7,600	7,601
VOLT LLC
3.375% due 04/25/2047		1,603	1,603
3.500% due 03/25/2047		2,360	2,362
4.375% due 11/27/2045		991	994
Wells Fargo Home Equity Asset-Backed Securities Trust
2.132% (US0001M + 0.260%) due 05/25/2036 ~		806	806
Westlake Automobile Receivables Trust
1.780% due 04/15/2020		2,251	2,247
WhiteHorse Ltd.
2.978% (US0003M + 1.200%) due 02/03/2025 ~		1,794	1,794

Total Asset-Backed Securities (Cost $196,942)			201,797

SOVEREIGN ISSUES 6.0%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	2,700	3,347
Bonos de la Nacion Argentina con Ajuste por CER
4.000% due 03/06/2020	ARS	146,900	7,678
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2018 (e)	BRL	312,900	93,352
Italy Buoni Poliennali Del Tesoro
0.250% due 05/15/2018	EUR	8,000	9,853
Japan Finance Organization for Municipalities
2.000% due 09/08/2020		$8,400	8,227

Total Sovereign Issues (Cost $122,885)			122,457

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. «(c)		4,000	0

Total Convertible Preferred Securities (Cost $0)			0

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 30.2%
CERTIFICATES OF DEPOSIT 0.8%
Barclays Bank PLC
2.355% due 05/17/2018		$9,700	9,706
Credit Suisse AG
2.507% due 09/28/2018		6,100	6,100

			15,806

COMMERCIAL PAPER 10.2%
Bank of Montreal
1.474% due 04/12/2018	CAD	6,500	5,042
1.479% due 04/02/2018		7,900	6,131
1.504% due 04/02/2018		9,200	7,140
Berkshire Hathaway Energy Co.
2.400% due 04/26/2018		$5,100	5,091
Canadian Natural Resources Ltd.
2.400% due 04/02/2018		4,000	3,999
2.400% due 04/04/2018		5,000	4,998
Dominion Gas Holdings LLC
2.060% due 04/09/2018		4,500	4,497
Dominion Resources, Inc.
2.360% due 04/17/2018		5,100	5,094
Enbridge Energy Partners LP
2.480% due 04/06/2018		3,000	2,999
2.500% due 04/16/2018		5,100	5,095
Energy Transfer Partners LP
2.900% due 04/27/2018		4,100	4,092
ENI Finance USA, Inc.
1.980% due 05/07/2018		7,900	7,881
Entergy Corp.
2.030% due 04/04/2018		3,000	2,999
2.070% due 04/10/2018		5,100	5,096
Equifax, Inc.
2.400% due 04/05/2018		2,000	1,999
FedEx Corp.
1.920% due 04/06/2018		6,200	6,197
HSBC Bank Canada
1.501% due 04/09/2018	CAD	7,900	6,129
Humana, Inc.
2.650% due 05/07/2018		$5,100	5,087
Hyundai Capital America
2.000% due 04/06/2018		5,100	5,098
ING U.S. Funding LLC
1.950% due 09/11/2018		2,300	2,298
Kraft Food Group, Inc.
2.000% due 04/02/2018		5,100	5,099
Marriott International
2.400% due 05/02/2018		5,000	4,989
Mondelez International, Inc.
2.080% due 04/06/2018		7,100	7,097
2.420% due 04/18/2018		5,100	5,094
2.520% due 05/04/2018		5,100	5,088
NRW Bank
1.870% due 04/23/2018		5,100	5,093
QUALCOMM, Inc.
2.250% due 05/30/2018		6,100	6,079
Rockwell Collins, Inc.
2.420% due 04/16/2018		5,100	5,095
Royal Bank of Canada
1.492% due 04/02/2018	CAD	3,600	2,794
1.497% due 04/09/2018		4,300	3,336
Sempra Energy Holdings
2.500% due 05/09/2018		$5,000	4,987
Southern Co.
2.500% due 04/24/2018		5,100	5,092
Southern Co. Gas Capital Corp.
2.530% due 04/23/2018		5,100	5,092
Spectra Energy Partners LP
2.400% due 04/09/2018		5,100	5,097
Spire, Inc.
1.950% due 04/02/2018		5,100	5,099
2.200% due 04/03/2018		5,000	4,999
Toronto Dominion Bank
1.507% due 04/02/2018	CAD	7,900	6,131

Viacom, Inc.
2.930% due 06/15/2018		$10,100	10,046
Walgreens Boots Alliance, Inc.
2.250% due 05/17/2018		5,100	5,084
WEC Energy Group, Inc.
2.200% due 04/03/2018		5,100	5,098
2.400% due 04/04/2018		4,100	4,099

			207,550

REPURCHASE AGREEMENTS (f) 0.1%			1,110

SHORT-TERM NOTES 1.0%
Bonos de la Nacion Argentina
3.750% due 02/08/2019	ARS	14,000	733
Harris Corp.
2.431% due 02/27/2019 ~		$4,400	4,401
Letras del Banco Central de la Republica Argentina
25.400% due 08/15/2018	ARS	9,400	425
26.250% due 05/16/2018		21,400	1,034
Nigeria Open Market Operation Bills
19.252% due 05/24/2018	NGN	744,900	2,032
Pacific Gas & Electric Co.
2.214% due 11/28/2018 ~		$6,800	6,784
Pepper Residential Securities Trust
2.443% due 03/16/2019 ~		5,100	5,101

			20,510

ARGENTINA TREASURY BILLS 1.3%
16.846% due 04/27/2018 - 10/26/2018 (d)(e)	ARS	266,600	25,613

GREECE TREASURY BILLS 1.2%
1.205% due 06/08/2018 - 03/15/2019 (d)(e)	EUR	20,700	25,333

JAPAN TREASURY BILLS 13.6%
(0.158)% due 04/09/2018 - 05/28/2018 (d)(e)	JPY	29,550,000	277,754

U.S. TREASURY BILLS 2.0%
1.520% due 04/19/2018 - 04/26/2018 (d)(e)(h)(j)		$41,224	41,187

Total Short-Term Instruments (Cost $608,548)			614,863

Total Investments in Securities (Cost $2,150,734)			2,189,895

	SHARES
INVESTMENTS IN AFFILIATES 13.0%
SHORT-TERM INSTRUMENTS 13.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.0%
PIMCO Short Asset Portfolio		20,265,712	202,698
PIMCO Short-Term Floating NAV Portfolio III		6,155,138	60,831

Total Short-Term Instruments (Cost $263,603)			263,529

Total Investments in Affiliates (Cost $263,603)			263,529

Total Investments 120.5% (Cost $2,414,337)			$2,453,424
Financial Derivative Instruments (g)(i) (1.6)% (Cost or Premiums, net $2,512)			(33,444)
Other Assets and Liabilities, net (18.9)%			(384,287)

Net Assets 100.0%			$2,035,693

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Interest only security.

(b)	When-issued security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.250%	03/29/2018	04/02/2018	$1,110	U.S. Treasury Notes 2.000% due 04/30/2024	$(1,135)	$1,110	$1,110

Total Repurchase Agreements						$(1,135)	$1,110	$1,110

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.2)%
Fannie Mae, TBA	5.000%	04/01/2048	$100	$(106)	$(107)
Fannie Mae, TBA	6.000	04/01/2048	3,000	(3,334)	(3,339)
Freddie Mac, TBA	5.000	04/01/2048	500	(534)	(533)

Total Short Sales (0.2)%				$(3,974)	$(3,979)

(1)	Includes accrued interest.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	2,051	$	499,957	$(601)	$0	$(77)
90-Day Eurodollar June Futures	06/2018	10		2,443	(14)	0	0
90-Day Eurodollar March Futures	03/2019	1,241		302,215	(1,631)	0	(47)
90-Day Eurodollar September Futures	09/2018	240		58,575	(436)	0	(6)
Euro-Bund 10-Year Bond June Futures	06/2018	651	EUR	127,707	2,190	160	0
U.S. Treasury 2-Year Note June Futures	06/2018	3,494	$	742,857	617	109	0
U.S. Treasury 5-Year Note June Futures	06/2018	807		92,370	372	89	0

					$497	$358	$(130)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2020	676	$	(164,268)	$(127)	$0	$0
90-Day Eurodollar March Futures	03/2020	490		(119,076)	(103)	6	0
90-Day Eurodollar September Futures	09/2020	730		(177,372)	(135)	0	(9)
Euro-OAT France Government 10-Year Bond June Futures	06/2018	687	EUR	(130,678)	(2,353)	0	(237)
U.S. Treasury 10-Year Note June Futures	06/2018	688	$	(83,345)	(667)	0	(161)

					$(3,385)	$6	$(407)

Total Futures Contracts					$(2,888)	$364	$(537)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2023	0.728%	$	1,000	$23	$(8)	$15	$0	$(1)
MetLife, Inc.	1.000	Quarterly	03/20/2019	0.098		1,700	17	(2)	15	0	0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2018	0.131	EUR	1,700	17	(3)	14	0	0

							$57	$(13)	$44	$0	$(1)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	8.220%	Maturity	01/02/2020	BRL	59,800	$114	$289	$403	$17	$0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	$	33,500	1,064	(402)	662	0	(66)
Receive (4)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		24,100	1,289	(144)	1,145	0	(52)
Receive (4)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028	GBP	30,800	737	(538)	199	0	(161)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	10,620,000	(128)	(583)	(711)	33	0

							$3,076	$(1,378)	$1,698	$50	$(279)

Total Swap Agreements							$3,133	$(1,391)	$1,742	$50	$(280)

(h)	Securities with an aggregate market value of $3,340 and cash of $7,055 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	This instrument has a forward starting effective date.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	04/2018	AUD	11,100		$8,709	$183	$0
BOA	04/2018	DKK	351,426		51,582	0	(6,422)
	04/2018	RUB	40,734		714	5	0
	05/2018	JPY	7,420,000		68,353	0	(1,512)
	05/2018	NOK	9,120		1,183	18	0
	05/2018	SEK	39,910		4,890	96	0
	05/2018		$9,193	JPY	976,100	3	0
	05/2018		56,432	SEK	460,750	11	(1,099)
	06/2018		4,771	TWD	137,958	6	0
	07/2018	DKK	111,105		$17,180	0	(1,282)
	08/2018	EUR	5,800		7,179	0	(39)
BPS	04/2018	BRL	77,100		20,421	0	(2,932)
	04/2018	DKK	209,863		30,918	0	(3,721)
	04/2018		$23,196	BRL	77,100	157	0
	04/2018		5,605	RUB	334,704	226	0
	05/2018	SEK	490,380		$61,122	2,160	0
	05/2018		$381	MXN	7,192	13	0
	06/2018	TWD	748,028		$25,881	0	(22)
	06/2018		$187	TWD	5,405	0	0
	07/2018	DKK	93,010		$14,029	0	(1,427)
	12/2018		$12,327	CAD	15,785	0	(18)
BRC	06/2018		4,192	KRW	4,447,293	3	0
CBK	04/2018	DKK	1,540		$245	0	(9)
	04/2018	JPY	1,310,000		11,637	0	(679)
	04/2018	RUB	1,311,076		22,716	0	(122)
	04/2018		$1,428	DKK	8,625	0	(5)
	04/2018		26,865	GBP	19,102	0	(65)
	04/2018		21,091	RUB	1,218,647	113	0
	05/2018	EUR	1,886		$2,345	17	0
	05/2018	JPY	1,830,000		16,835	0	(404)
	05/2018	MXN	19,330		1,028	0	(30)
	05/2018		$20,010	GBP	14,431	271	0
	05/2018		102	ILS	356	0	0
	06/2018		3,889	KRW	4,134,124	10	0
	06/2018		14,744	RUB	844,819	0	(114)
	07/2018		489	DKK	3,176	39	0
DUB	04/2018	BRL	40,662		$12,234	0	(83)
	04/2018		$8,590	AUD	11,100	0	(65)
	04/2018		12,371	BRL	40,662	0	(55)
	05/2018	AUD	11,100		$8,591	66	0
	05/2018	BRL	33,297		10,077	16	0
	06/2018		$5,501	TWD	159,371	18	0
FBF	04/2018	BRL	33,297		$10,018	0	(68)
	04/2018	KRW	4,884,373		4,561	0	(22)
	04/2018	RUB	802,201		13,917	6	(47)
	04/2018	TWD	94,480		3,240	0	0
	04/2018		$10,105	BRL	33,297	0	(20)
	04/2018		4,580	KRW	4,884,373	3	0
	04/2018		3,247	TWD	94,480	0	(7)
	05/2018	BRL	33,297		$10,076	15	0
	06/2018		$4,568	KRW	4,884,373	39	0
GLM	04/2018	BRL	34,761		$10,564	70	(35)
	04/2018	CAD	9,200		7,134	0	(7)
	04/2018	DKK	68,882		10,070	0	(1,299)
	04/2018	KRW	1,759,160		1,649	0	(1)
	04/2018	RUB	813,870		14,224	59	0
	04/2018		$10,458	BRL	34,761	71	0
	04/2018		709	DKK	4,631	55	0
	04/2018		1,643	KRW	1,759,160	7	0
	05/2018	EUR	8,821		$10,892	6	0
	05/2018	GBP	28,916		40,268	0	(369)
	05/2018	JPY	3,501,100		32,833	0	(153)
	05/2018		$6,007	BRL	20,000	37	0
	05/2018		10,807	EUR	8,612	0	(179)
	05/2018		32,781	JPY	3,469,100	37	(135)
	06/2018		19,851	KRW	21,398,993	334	0
	06/2018		132	MYR	520	2	0
	06/2018		10,655	RUB	608,753	0	(113)
HUS	04/2018	BRL	80,800		$23,795	0	(679)
	04/2018	CAD	16,802		13,314	272	0
	04/2018	DKK	39,462		5,875	0	(639)
	04/2018	GBP	19,102		27,161	361	0
	04/2018	RUB	696,592		12,148	26	(12)
	04/2018	TWD	132,426		4,552	10	0
	04/2018		$24,310	BRL	80,800	165	0
	04/2018		20,321	RUB	1,199,557	582	0
	04/2018		4,544	TWD	132,426	0	(3)
	05/2018		27,194	GBP	19,102	0	(361)
	06/2018	KRW	39,376,040		$36,427	0	(714)
	06/2018		$4,592	TWD	132,426	0	(7)
	03/2019	EUR	4,200		$5,365	49	0
JPM	04/2018	BRL	143,855		43,479	189	(284)
	04/2018	CAD	38,100		29,528	43	(90)
	04/2018	DKK	179,210		27,652	11	(1,938)
	04/2018	RUB	138,943		2,406	0	(17)
	04/2018		$43,605	BRL	143,855	46	(78)
	04/2018		13,053	CAD	16,802	0	(11)
	05/2018	BRL	106,705		$32,304	61	0
	05/2018	CAD	16,802		13,060	11	0
	05/2018	EUR	8,982		11,251	167	0
	05/2018	GBP	14,222		19,773	0	(214)
	05/2018	JPY	1,405,000		13,317	80	0
	05/2018	NGN	700,391		1,862	0	(64)
	05/2018	NOK	22,110		2,883	59	0
	05/2018	RUB	419,196		7,281	11	0
	05/2018	SEK	14,030		1,721	36	0
	05/2018		$18,532	CAD	23,894	26	0
	05/2018		2,471	EUR	1,995	0	(9)
	05/2018		38,267	JPY	4,030,100	0	(298)
	05/2018		3,957	NOK	31,260	36	0
	05/2018		26,204	SEK	214,250	0	(469)
	06/2018	EUR	2,000		$2,482	9	0
	06/2018	RUB	405,328		7,040	21	0
	06/2018		$7,852	RUB	448,107	0	(92)
	06/2018		4,085	SGD	5,347	0	0
	06/2018		3,870	TWD	111,862	4	0
	07/2018	BRL	31,800		$9,289	0	(267)
MSB	04/2018	RUB	11,637		204	1	0
	04/2018		$204	RUB	11,637	0	(1)
	05/2018	JPY	10,430,000		$96,301	0	(1,964)
	06/2018	RUB	9,729		169	1	0
	06/2018		$4,195	KRW	4,544,934	92	0
RYL	05/2018		4,113	SEK	33,760	0	(58)
	08/2018	EUR	8,700		$10,746	0	(82)
SCX	04/2018	BRL	153,300		45,939	0	(495)
	04/2018	DKK	279,881		41,759	0	(4,437)
	04/2018	KRW	3,125,213		2,930	0	(2)
	04/2018		$46,162	BRL	153,300	273	0
	04/2018		2,914	KRW	3,125,213	18	0
	05/2018	EUR	8,000		$9,778	0	(94)
	05/2018		$45,810	BRL	153,300	511	0
	05/2018		7,080	SEK	57,255	0	(203)
	06/2018	SGD	5,339		$4,063	0	(16)
	06/2018	THB	10,231		323	0	(5)
	06/2018		$225	INR	14,797	1	0
	06/2018		3,065	TWD	88,640	4	0
	07/2018	BRL	281,100		$83,958	0	(512)
SSB	04/2018		7,397		2,225	0	(15)
	04/2018		$2,277	BRL	7,397	0	(37)
TOR	04/2018	DKK	99,990		$14,622	0	(1,882)
UAG	04/2018	JPY	2,300,000		20,731	0	(901)
	04/2018	RUB	11,637		203	0	0
	05/2018	JPY	5,960,000		55,537	31	(656)

Total Forward Foreign Currency Contracts						$7,379	$(40,166)

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850%	05/16/2018	$8,000	$(7)	$(6)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	14,300	(22)	(16)
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	8,200	(10)	(9)
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	06/20/2018	13,400	(21)	(19)

						$(60)	$(50)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Call - OTC USD versus BRL	BRL	3.300	04/11/2018		$7,400	$(52)	$(58)
	Call - OTC USD versus BRL		3.305	04/25/2018		7,200	(68)	(81)
JPM	Call - OTC USD versus BRL		3.330	04/12/2018		5,150	(52)	(24)
MSB	Call - OTC USD versus MXN	MXN	19.230	04/11/2018		3,600	(30)	(1)
	Call - OTC USD versus MXN		19.550	04/12/2018		8,500	(71)	(1)
	Call - OTC USD versus MXN		19.250	04/25/2018		12,400	(137)	(12)
RYL	Put - OTC AUD versus USD		$0.768	04/12/2018	AUD	8,400	(35)	(38)
	Call - OTC AUD versus USD		0.807	04/12/2018		8,400	(39)	0

							$(484)	$(215)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GSC	Put - OTC Fannie Mae, TBA 3.500% due 04/01/2048	$99.340	04/05/2018	$16,000	$(88)	$(1)

Total Written Options					$(632)	$(266)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	PSEG Power LLC	1.000%	Quarterly	12/20/2018	0.088%	$1,700	$11	$1	$12	$0

Total Swap Agreements							$11	$1	$12	$0

(j)	Securities with an aggregate market value of $33,028 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$578,112	$3,509	$581,621
Industrials	0	138,522	0	138,522
Utilities	0	31,701	0	31,701
Municipal Bonds & Notes
Texas	0	246	0	246
U.S. Government Agencies	0	440,337	0	440,337
Non-Agency Mortgage-Backed Securities	0	58,351	0	58,351
Asset-Backed Securities	0	196,697	5,100	201,797
Sovereign Issues	0	122,457	0	122,457
Short-Term Instruments
Certificates of Deposit	6,100	9,706	0	15,806
Commercial Paper	0	207,550	0	207,550
Repurchase Agreements	0	1,110	0	1,110
Short-Term Notes	0	20,510	0	20,510
Argentina Treasury Bills	0	25,613	0	25,613
Greece Treasury Bills	0	25,333	0	25,333
Japan Treasury Bills	0	277,754	0	277,754
U.S. Treasury Bills	0	41,187	0	41,187
	$6,100	$2,175,186	$8,609	$2,189,895

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$263,529	$0	$0	$263,529

Total Investments	$269,629	$2,175,186	$8,609	$2,453,424

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,979)	$0	$(3,979)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	364	50	0	414
Over the counter	0	7,391	0	7,391
	$364	$7,441	$0	$7,805

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(537)	(280)	0	(817)
Over the counter	0	(40,432)	0	(40,432)

	$(537)	$(40,712)	$0	$(41,249)

Total Financial Derivative Instruments	$(173)	$(33,271)	$0	$(33,444)

Totals	$269,456	$2,137,936	$8,609	$2,416,001

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Portfolio

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 154.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Cheniere Energy Partners LP
4.127% (LIBOR03M + 2.250%) due 02/25/2020 ~		$200	$200
Hilton Worldwide Finance LLC
3.872% (LIBOR03M + 2.000%) due 10/25/2023 ~		96	97

Total Loan Participations and Assignments (Cost $297)			297

CORPORATE BONDS & NOTES 8.9%
BANKING & FINANCE 5.6%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		400	403
4.625% due 10/30/2020		100	103
Akelius Residential Property AB
3.375% due 09/23/2020	EUR	100	132
Ally Financial, Inc.
3.250% due 11/05/2018		$100	100
3.750% due 11/18/2019		200	201
American Honda Finance Corp.
2.137% due 11/05/2021 ~		170	170
American Tower Corp.
2.800% due 06/01/2020		200	199
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 •(e)(f)	EUR	600	776
Bank of America Corp.
5.875% due 03/15/2028 •(e)		$1,260	1,270
Bank of America N.A.
1.750% due 06/05/2018		24,780	24,748
Barclays PLC
7.000% due 09/15/2019 •(e)(f)	GBP	200	295
BBVA Bancomer S.A.
6.500% due 03/10/2021		$600	639
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(e)(f)	EUR	900	1,197
6.625% due 06/29/2021 •(e)(f)		200	281
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$2,600	2,620
Deutsche Bank AG
4.250% due 10/14/2021		10,600	10,773
Dexia Credit Local S.A.
2.375% due 09/20/2022		4,000	3,902
2.500% due 01/25/2021		4,000	3,972
Ford Motor Credit Co. LLC
2.943% due 01/08/2019		100	100
General Motors Financial Co., Inc.
2.350% due 10/04/2019		200	198
2.967% (US0003M + 1.270%) due 10/04/2019 ~		100	101
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		3,300	3,231
3.325% (US0003M + 1.200%) due 09/15/2020 ~		9,900	10,060
ING Bank NV
2.625% due 12/05/2022		3,200	3,139
International Lease Finance Corp.
5.875% due 04/01/2019		600	617
6.250% due 05/15/2019		500	517
8.250% due 12/15/2020		2,400	2,679
John Deere Capital Corp.
2.538% (US0003M + 0.290%) due 06/22/2020 ~		7,200	7,207
Lloyds Banking Group PLC
6.375% due 06/27/2020 •(e)(f)	EUR	600	799
Macquarie Bank Ltd.
2.047% due 04/04/2019 ~		$3,800	3,804
MetLife, Inc.
6.817% due 08/15/2018		200	203
Mitsubishi UFJ Financial Group, Inc.
3.886% (US0003M + 1.880%) due 03/01/2021 ~		2,015	2,089
Navient Corp.
4.875% due 06/17/2019		100	101
5.500% due 01/15/2019		2,600	2,635
8.000% due 03/25/2020		1,800	1,917
State Bank of India
2.654% (US0003M + 0.950%) due 04/06/2020 ~		4,500	4,506

Toronto-Dominion Bank
2.250% due 03/15/2021	4,800	4,715
UBS AG
2.355% (US0003M + 0.320%) due 12/07/2018 ~	5,600	5,605
2.627% (US0003M + 0.580%) due 06/08/2020 ~	5,800	5,824
Unibail-Rodamco SE
2.492% (US0003M + 0.770%) due 04/16/2019 ~	5,700	5,727

		117,555

INDUSTRIALS 1.8%
Allergan Funding SCS
3.000% due 03/12/2020	1,800	1,791
Allergan Sales LLC
5.000% due 12/15/2021	1,600	1,671
Allergan, Inc.
3.375% due 09/15/2020	1,100	1,101
AP Moller - Maersk A/S
2.550% due 09/22/2019	100	100
BAT Capital Corp.
2.423% due 08/14/2020 ~	3,300	3,312
BAT International Finance PLC
2.750% due 06/15/2020	100	99
Charter Communications Operating LLC
3.579% due 07/23/2020	580	582
4.464% due 07/23/2022	150	153
D.R. Horton, Inc.
3.750% due 03/01/2019	100	100
Dell International LLC
3.480% due 06/01/2019	11,200	11,253
Discovery Communications LLC
2.912% due 09/20/2019 ~	500	502
EMC Corp.
2.650% due 06/01/2020	300	290
Enbridge, Inc.
2.108% due 01/10/2020 ~	3,700	3,693
2.825% (US0003M + 0.700%) due 06/15/2020 ~	5,100	5,121
Energy Transfer LP
5.750% due 09/01/2020	100	105
ERAC USA Finance LLC
2.800% due 11/01/2018	100	100
4.500% due 08/16/2021	500	519
5.250% due 10/01/2020	400	420
General Motors Co.
2.593% (US0003M + 0.800%) due 08/07/2020 ~	70	70
Japan Tobacco, Inc.
2.100% due 07/23/2018	100	100
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019	100	105
Kinder Morgan, Inc.
7.250% due 06/01/2018	200	201
Ryder System, Inc.
2.450% due 09/03/2019	100	99
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	100	105
Sky PLC
2.625% due 09/16/2019	100	100
Spectra Energy Partners LP
2.725% (US0003M + 0.700%) due 06/05/2020 ~	800	806
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	88	87
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019	400	415
Textron, Inc.
2.361% due 11/10/2020 ~	3,780	3,777
Time Warner Cable LLC
5.000% due 02/01/2020	200	206
8.250% due 04/01/2019	100	105
TransCanada PipeLines Ltd.
3.800% due 10/01/2020	100	102
VMware, Inc.
2.950% due 08/21/2022	410	393
3.900% due 08/21/2027	200	190
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	1,100	1,093
2.450% due 11/20/2019	300	297

		39,163

UTILITIES 1.5%
AT&T, Inc.
2.372% (US0003M + 0.650%) due 01/15/2020 ~	1,380	1,385
2.672% (US0003M + 0.950%) due 07/15/2021 ~	5,000	5,055
5.150% due 02/14/2050	1,800	1,822
5.200% due 03/15/2020	1,000	1,039
5.300% due 08/14/2058	600	606

British Transco International Finance BV
0.000% due 11/04/2021 (b)		600	540
Gazprom OAO Via Gaz Capital S.A.
3.375% due 11/30/2018	CHF	120	128
4.625% due 10/15/2018	EUR	800	1,006
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019		$100	103
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~		3,650	3,650
Petrobras Global Finance BV
4.375% due 05/20/2023		400	394
5.299% due 01/27/2025		8,075	7,984
5.999% due 01/27/2028		350	347
6.125% due 01/17/2022		4,100	4,391
6.625% due 01/16/2034	GBP	100	150
8.375% due 12/10/2018		$700	726
Plains All American Pipeline LP
2.600% due 12/15/2019		100	99
Sempra Energy
2.575% due 03/15/2021 ~		1,500	1,505
Southern Power Co.
2.752% due 12/20/2020 ~		1,700	1,702

			32,632

Total Corporate Bonds & Notes (Cost $188,994)			189,350

MUNICIPAL BONDS & NOTES 0.1%
SOUTH CAROLINA 0.1%
South Carolina Student Loan Corp. Revenue Bonds, Series 2005
2.146% due 12/01/2023 ~		745	742

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		655	651

Total Municipal Bonds & Notes (Cost $1,370)			1,393

U.S. GOVERNMENT AGENCIES 15.1%
Fannie Mae
1.681% (LIBOR01M + 0.060%) due 12/25/2036 ~		38	38
2.022% (LIBOR01M + 0.150%) due 08/25/2034 ~		41	41
2.222% (LIBOR01M + 0.350%) due 07/25/2037 - 05/25/2042 ~		61	61
2.312% (LIBOR01M + 0.440%) due 05/25/2036 ~		15	15
2.401% (12MTA + 1.200%) due 07/01/2044 - 09/01/2044 ~		34	34
2.552% (LIBOR01M + 0.680%) due 02/25/2041 ~		1,379	1,406
3.038% (US0006M + 1.538%) due 10/01/2035 ~		91	94
3.465% due 05/25/2035 ~		294	308
Fannie Mae, TBA
3.500% due 05/01/2033 - 06/01/2048		163,940	164,058
4.000% due 04/01/2048 - 06/01/2048		127,700	130,785
Freddie Mac
1.927% (LIBOR01M + 0.150%) due 10/15/2020 ~		19	19
2.132% (LIBOR01M + 0.260%) due 08/25/2031 ~		41	40
2.136% due 07/15/2044 ~		4,290	4,280
2.227% (LIBOR01M + 0.450%) due 08/15/2033 - 09/15/2042 ~		7,676	7,731
2.263% (12MTA + 1.200%) due 02/25/2045 ~		727	732
2.401% (12MTA + 1.200%) due 10/25/2044 ~		2,346	2,377
3.549% (H15T1Y + 2.254%) due 01/01/2034 ~		76	80
3.626% (US0012M + 1.876%) due 12/01/2035 ~		25	26
Ginnie Mae
2.550% (US0012M + 0.750%) due 04/20/2067 ~		2,833	2,924
NCUA Guaranteed Notes
2.161% (LIBOR01M + 0.450%) due 10/07/2020 ~		1,377	1,382
2.181% (LIBOR01M + 0.560%) due 12/08/2020 ~		3,023	3,042
Small Business Administration
6.020% due 08/01/2028		498	537

Total U.S. Government Agencies (Cost $318,588)			320,010

U.S. TREASURY OBLIGATIONS 99.2%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2019 (h)		29,039	29,018
0.125% due 04/15/2020 (h)		90,437	90,080
0.125% due 04/15/2021 (h)		198,654	196,958
0.125% due 01/15/2022 (h)		23,534	23,279
0.125% due 04/15/2022 (j)(l)		9,727	9,588
0.125% due 07/15/2022		65,461	64,788
0.125% due 01/15/2023 (h)(j)		15,557	15,293
0.125% due 07/15/2024 (I)		24,050	23,487
0.125% due 07/15/2026		26,224	25,189
0.250% due 01/15/2025 (h)		99,867	97,621
0.375% due 07/15/2023 (h)		143,451	142,941
0.375% due 07/15/2025		21,455	21,175

0.375% due 01/15/2027 (h)(l)	4,197	4,088
0.500% due 01/15/2028 (h)	45,513	44,668
0.625% due 07/15/2021 (j)(l)	4,289	4,340
0.625% due 01/15/2024	62,463	62,771
0.625% due 01/15/2026 (h)	171,203	171,093
0.625% due 02/15/2043 (I)	5,843	5,502
0.750% due 02/15/2042	13,482	13,113
0.750% due 02/15/2045	57,716	55,571
0.875% due 02/15/2047	48,591	48,154
1.000% due 02/15/2046	28,738	29,387
1.000% due 02/15/2048	11,513	11,791
1.250% due 07/15/2020 (j)(l)	1,193	1,225
1.375% due 07/15/2018 (j)(l)	1,195	1,208
1.375% due 01/15/2020 (h)	85,509	87,348
1.375% due 02/15/2044 (h)	69,513	77,199
1.750% due 01/15/2028 (h)	74,559	81,928
1.875% due 07/15/2019 (j)(l)	9,867	10,133
2.000% due 01/15/2026	47,998	52,973
2.125% due 02/15/2040	43,177	54,440
2.125% due 02/15/2041	4,471	5,670
2.375% due 01/15/2025 (h)	134,367	150,397
2.375% due 01/15/2027 (h)	18,326	20,984
2.500% due 01/15/2029 (h)	110,735	131,095
3.375% due 04/15/2032	8,471	11,394
3.625% due 04/15/2028 (h)	62,253	79,772
3.875% due 04/15/2029 (h)	72,433	96,353
U.S. Treasury Notes
1.875% due 02/28/2022 (h)	23,900	23,339
1.875% due 04/30/2022 (I)	100	98
1.875% due 07/31/2022 (h)	4,270	4,155
2.125% due 12/31/2022 (h)	13,030	12,776
2.125% due 03/31/2024 (h)	3,670	3,563
2.750% due 02/15/2024 (I)	800	805

Total U.S. Treasury Obligations (Cost $2,117,761)		2,096,750

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.0%
Adjustable Rate Mortgage Trust
3.827% due 05/25/2036 ~	199	186
Alliance Bancorp Trust
2.112% (US0001M + 0.240%) due 07/25/2037 ~	1,099	951
American Home Mortgage Investment Trust
3.668% (US0006M + 1.500%) due 09/25/2045 ~	155	156
Banc of America Funding Trust
2.042% (US0001M + 0.220%) due 07/20/2036 ~	82	83
3.642% due 02/20/2036 ~	378	376
4.028% due 01/20/2047 ^~	250	241
Banc of America Mortgage Trust
3.691% due 02/25/2036 ^~	292	274
3.778% due 06/25/2035 ~	79	75
3.939% due 11/25/2034 ~	33	34
Bear Stearns Adjustable Rate Mortgage Trust
3.520% (H15T1Y + 2.300%) due 10/25/2035 ~	647	662
3.544% due 02/25/2036 ^~	98	97
3.558% due 01/25/2035 ~	296	293
3.660% due 03/25/2035 ~	261	256
3.724% due 07/25/2036 ^~	427	414
Bear Stearns ALT-A Trust
3.589% due 09/25/2035 ~	1,364	1,215
3.766% due 03/25/2036 ^~	496	432
Chase Mortgage Finance Trust
3.458% due 02/25/2037 ~	31	31
ChaseFlex Trust
6.000% due 02/25/2037 ^	425	339
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.300% (US0001M + 0.280%) due 01/25/2035 ~	12	12
Citigroup Mortgage Loan Trust
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~	25	25
3.465% due 09/25/2037 ^~	696	658
3.710% (H15T1Y + 2.400%) due 03/25/2036 ^~	725	697
Citigroup Mortgage Loan Trust, Inc.
2.830% (H15T1Y + 1.800%) due 09/25/2035 ~	20	19
Countrywide Alternative Loan Trust
1.982% (US0001M + 0.110%) due 06/25/2046 ~	228	218
2.002% (US0001M + 0.180%) due 02/20/2047 ^~	487	400
2.052% (US0001M + 0.180%) due 05/25/2047 ~	134	131
2.062% (US0001M + 0.190%) due 09/25/2046 ^~	3,963	3,646
2.152% (US0001M + 0.280%) due 12/25/2035 ~	26	25
2.283% (12MTA + 1.000%) due 12/25/2035 ~	86	79
Countrywide Home Loan Mortgage Pass-Through Trust
3.242% due 05/20/2036 ^~	98	92
3.707% due 11/19/2033 ~	16	16
5.500% due 08/25/2035 ^	82	79
6.000% due 04/25/2036	580	512
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.561% due 10/26/2036 ~	344	315

Deutsche ALT-B Securities, Inc.
1.972% (US0001M + 0.100%) due 10/25/2036 ^~		13	10
Eurosail PLC
1.554% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	3,050	4,271
First Horizon Alternative Mortgage Securities Trust
3.342% due 06/25/2034 ~		$174	173
6.000% due 02/25/2037		493	398
First Horizon Mortgage Pass-Through Trust
3.261% due 08/25/2035 ~		302	259
3.732% due 02/25/2035 ~		579	584
GreenPoint Mortgage Funding Trust
2.312% (US0001M + 0.440%) due 06/25/2045 ~		248	238
2.412% (US0001M + 0.540%) due 11/25/2045 ~		173	154
GS Mortgage Securities Trust
4.592% due 08/10/2043		6,000	6,191
GSR Mortgage Loan Trust
3.520% due 07/25/2035 ~		350	353
3.552% due 12/25/2034 ~		426	430
3.614% due 09/25/2035 ~		281	288
3.775% due 01/25/2035 ~		145	144
HarborView Mortgage Loan Trust
2.162% (US0001M + 0.340%) due 06/20/2035 ~		87	85
2.248% (US0001M + 0.440%) due 05/19/2035 ~		76	74
2.368% (US0001M + 0.560%) due 02/19/2036 ~		158	136
IndyMac Mortgage Loan Trust
2.152% (US0001M + 0.280%) due 07/25/2035 ~		266	233
2.652% (US0001M + 0.780%) due 05/25/2034 ~		27	26
3.494% due 12/25/2034 ~		137	135
3.853% due 11/25/2035 ^~		260	250
JPMorgan Mortgage Trust
3.161% due 07/27/2037 ~		663	649
3.647% due 08/25/2035 ^~		213	208
3.676% due 07/25/2035 ~		156	160
3.702% due 02/25/2035 ~		176	175
3.702% due 09/25/2035 ~		67	67
3.704% due 07/25/2035 ~		363	373
3.754% due 08/25/2035 ~		236	238
JPMorgan Resecuritization Trust
6.000% due 02/27/2037 ~		78	79
MASTR Adjustable Rate Mortgages Trust
3.469% due 11/21/2034 ~		177	182
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.477% (US0001M + 0.700%) due 11/15/2031 ~		104	104
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.217% (US0001M + 0.440%) due 12/15/2030 ~		116	113
Merrill Lynch Mortgage Investors Trust
2.122% (US0001M + 0.250%) due 11/25/2035 ~		128	121
2.664% (US0001M + 1.000%) due 10/25/2035 ~		100	96
3.386% due 12/25/2035 ~		163	152
Morgan Stanley Mortgage Loan Trust
3.304% due 06/25/2036 ~		364	374
Residential Accredit Loans, Inc. Trust
2.221% (US0001M + 0.300%) due 08/25/2035 ~		105	94
Residential Asset Securitization Trust
2.272% (US0001M + 0.400%) due 05/25/2035 ~		862	756
Sequoia Mortgage Trust
2.022% (US0001M + 0.200%) due 07/20/2036 ~		838	805
2.508% (US0001M + 0.700%) due 10/19/2026 ~		31	31
Structured Adjustable Rate Mortgage Loan Trust
2.682% (12MTA + 1.400%) due 01/25/2035 ~		101	95
3.627% due 08/25/2035 ~		126	127
3.689% due 02/25/2034 ~		125	127
3.809% due 12/25/2034 ~		78	77
Structured Asset Mortgage Investments Trust
2.058% (US0001M + 0.250%) due 07/19/2035 ~		722	704
2.062% (US0001M + 0.190%) due 06/25/2036 ~		83	82
2.082% (US0001M + 0.210%) due 04/25/2036 ~		341	314
2.468% (US0001M + 0.660%) due 10/19/2034 ~		70	68
Swan Trust
3.110% (BBSW1M + 1.300%) due 04/25/2041 ~	AUD	122	94
Thrones PLC
2.023% (BP0003M + 1.500%) due 07/20/2044 ~	GBP	35	50
Vornado DP LLC Trust
4.004% due 09/13/2028		$6,500	6,684
WaMu Mortgage Pass-Through Certificates Trust
2.011% (12MTA + 0.810%) due 12/25/2046 ~		83	82
2.013% (12MTA + 0.730%) due 01/25/2047 ~		591	590
2.053% (12MTA + 0.770%) due 05/25/2047 ~		369	354
2.277% (COF 11 + 1.500%) due 07/25/2046 ~		583	572
2.277% (COF 11 + 1.500%) due 11/25/2046 ~		79	75
2.283% (12MTA + 1.000%) due 02/25/2046 ~		129	126
2.483% (12MTA + 1.200%) due 11/25/2042 ~		18	17
3.353% due 12/25/2035 ~		130	121
3.468% due 08/25/2035 ~		66	63

Wells Fargo Mortgage-Backed Securities Trust
3.528% due 09/25/2034 ~		39	40

Total Non-Agency Mortgage-Backed Securities (Cost $40,091)			42,710

ASSET-BACKED SECURITIES 7.9%
Adagio CLO Ltd.
0.660% due 10/15/2029 ~	EUR	500	616
Ares CLO Ltd.
3.164% (US0003M + 1.180%) due 08/28/2025 ~		$1,200	1,201
Argent Mortgage Loan Trust
2.112% (LIBOR01M + 0.240%) due 05/25/2035 ~		928	884
Atrium CDO Corp.
2.575% due 04/22/2027 ~		2,000	1,997
Babson Euro CLO BV
0.492% due 10/25/2029 ~	EUR	600	740
Benefit Street Partners CLO Ltd.
2.514% due 07/18/2027 ~		$1,100	1,100
Black Diamond CLO Designated Activity Co.
0.650% due 10/03/2029 ~	EUR	1,660	2,044
1.050% due 10/03/2029 ~		$1,120	1,122
Brookside Mill CLO Ltd.
2.524% due 01/17/2028 ~		2,130	2,128
Carlyle Global Market Strategies Euro CLO DAC
0.730% due 09/21/2029 ~	EUR	300	371
Catamaran CLO Ltd.
2.363% due 01/27/2028 ~		$4,700	4,698
Cavalry CLO Ltd.
2.572% due 10/15/2026 ~		1,100	1,100
CIFC Funding Ltd.
2.502% due 04/15/2027 ~		4,800	4,785
CIT Mortgage Loan Trust
3.222% (LIBOR01M + 1.350%) due 10/25/2037 ~		749	755
Citigroup Mortgage Loan Trust
1.952% (US0001M + 0.080%) due 01/25/2037 ~		137	98
Citigroup Mortgage Loan Trust, Inc.
2.122% (US0001M + 0.250%) due 06/25/2037 ~		7,000	6,968
College Loan Corp. Trust
1.995% (LIBOR03M + 0.250%) due 01/25/2024 ~		800	791
CoreVest American Finance Trust
2.968% due 10/15/2049		791	777
Countrywide Asset-Backed Certificates
2.122% (US0001M + 0.250%) due 03/25/2037 ~		1,300	1,189
3.949% due 04/25/2036 ~		9	9
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021		2,080	2,090
Credit-Based Asset Servicing and Securitization LLC
1.932% (US0001M + 0.060%) due 11/25/2036 ~		74	47
CVP Cascade CLO Ltd.
2.872% (US0003M + 1.150%) due 01/16/2026 ~		600	601
Equity One Mortgage Pass-Through Trust
2.472% (US0001M + 0.600%) due 04/25/2034 ~		82	73
First Franklin Mortgage Loan Trust
2.342% (US0001M + 0.470%) due 11/25/2036 ~		2,500	2,213
Flagship Ltd.
2.865% (US0003M + 1.120%) due 01/20/2026 ~		4,700	4,702
Fremont Home Loan Trust
2.007% (US0001M + 0.135%) due 10/25/2036 ~		1,200	1,077
GSAMP Trust
1.942% (US0001M + 0.070%) due 12/25/2036 ~		90	48
2.607% (US0001M + 0.735%) due 09/25/2035 ^~		103	101
2.847% (US0001M + 0.975%) due 03/25/2035 ^~		72	63
Halcyon Loan Advisors Funding Ltd.
2.665% due 04/20/2027 ~		1,800	1,792
Hildene CLO Ltd.
2.919% (US0003M + 1.180%) due 07/19/2026 ~		3,300	3,303
HSI Asset Securitization Corp. Trust
1.922% (US0001M + 0.050%) due 10/25/2036 ~		6	3
IndyMac Mortgage Loan Trust
1.942% (US0001M + 0.070%) due 07/25/2036 ~		742	345
Jamestown CLO Ltd.
2.412% due 07/15/2026 ~		4,400	4,389
2.951% (US0003M + 1.220%) due 01/17/2027 ~		5,800	5,805
Jubilee CLO BV
0.473% due 12/15/2029 ~	EUR	2,400	2,949
0.511% due 07/12/2028 ~		1,100	1,358
KVK CLO Ltd.
2.622% due 01/15/2028 ~		$610	610
Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ^~		1,405	991
Lehman XS Trust
2.032% (US0001M + 0.160%) due 05/25/2036 ~		1,690	1,695
5.410% due 06/25/2036		748	742
Marathon CLO Ltd.
2.762% due 11/21/2027 ~		1,530	1,527

Mastr Asset Backed Securities Trust
2.372% (US0001M + 0.500%) due 10/25/2035 ^~		83	77
Merrill Lynch Mortgage Investors Trust
1.952% (US0001M + 0.080%) due 09/25/2037 ~		25	9
1.992% (US0001M + 0.120%) due 02/25/2037 ~		331	152
Morgan Stanley IXIS Real Estate Capital Trust
1.922% (US0001M + 0.050%) due 11/25/2036 ~		11	6
MP CLO Ltd.
2.574% due 04/18/2027 ~		780	781
Navient Student Loan Trust
3.022% (US0001M + 1.150%) due 03/25/2066 ~		3,587	3,650
NovaStar Mortgage Funding Trust
2.577% (LIBOR01M + 0.705%) due 01/25/2036 ~		2,100	2,085
OCP CLO Ltd.
2.522% due 07/15/2027 ~		2,000	2,002
2.572% due 10/26/2027 ~		1,950	1,950
2.581% due 04/17/2027 ~		1,400	1,401
OHA Credit Partners Ltd.
2.755% (US0003M + 1.010%) due 10/20/2025 ~		5,334	5,336
Palmer Square CLO Ltd.
2.951% (US0003M + 1.220%) due 10/17/2027 ~		6,000	6,020
Park Place Securities, Inc.
2.342% (US0001M + 0.470%) due 09/25/2035 ~		3,200	3,207
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.362% (US0001M + 0.490%) due 09/25/2035 ~		800	800
2.922% (US0001M + 1.050%) due 10/25/2034 ~		4,000	4,048
RAAC Trust
2.212% (US0001M + 0.340%) due 08/25/2036 ~		700	676
Renaissance Home Equity Loan Trust
2.632% (US0001M + 0.760%) due 12/25/2032 ~		64	62
Residential Asset Mortgage Products Trust
2.092% (LIBOR01M + 0.220%) due 10/25/2034 ~		147	142
Securitized Asset-Backed Receivables LLC Trust
1.932% (US0001M + 0.060%) due 12/25/2036 ^~		325	121
Shackleton CLO Ltd.
2.842% (US0003M + 1.120%) due 01/13/2025 ~		700	701
SLM Private Education Loan Trust
1.850% due 06/17/2030		1,683	1,671
4.027% (US0001M + 2.250%) due 06/16/2042 ~		1,210	1,256
SLM Student Loan Trust
0.000% (EUR003M + 0.180%) due 01/25/2024 ~	EUR	2,050	2,528
0.000% (EUR003M + 0.270%) due 06/17/2024 ~		532	656
1.785% (US0003M + 0.040%) due 04/25/2019 ~		$2,641	2,621
2.295% (US0003M + 0.550%) due 10/25/2064 ~		3,000	2,979
3.245% (US0003M + 1.500%) due 04/25/2023 ~		5,719	5,842
SoFi Professional Loan Program LLC
2.050% due 01/25/2041		4,062	4,032
Sound Point CLO Ltd.
2.582% due 04/15/2027 ~		3,300	3,303
2.625% due 07/20/2027 ~		1,000	1,001
Soundview Home Loan Trust
1.932% (US0001M + 0.060%) due 11/25/2036 ~		51	24
Structured Asset Investment Loan Trust
2.092% (US0001M + 0.220%) due 12/25/2035 ~		385	383
Structured Asset Securities Corp. Mortgage Loan Trust
3.164% (US0001M + 1.500%) due 04/25/2035 ~		272	267
Symphony CLO LP
2.804% (US0003M + 1.100%) due 01/09/2023 ~		1,623	1,625
Symphony CLO Ltd.
2.911% (US0003M + 1.180%) due 10/17/2026 ~		900	901
THL Credit Wind River CLO Ltd.
2.592% due 10/15/2027 ~		400	400
TICP CLO Ltd.
2.905% (US0003M + 1.160%) due 07/20/2026 ~		8,800	8,807
Tralee CLO Ltd.
2.775% due 10/20/2027 ~		2,600	2,606
U.S. Residential Opportunity Fund Trust
3.352% due 11/27/2037		491	491
Venture CLO Ltd.
2.542% due 04/15/2027 ~		5,930	5,927
2.602% due 07/15/2027 ~		2,200	2,201
Vibrant CLO Ltd.
2.641% (US0003M + 0.900%) due 07/24/2024 ~		4,719	4,723
VOLT LLC
3.500% due 06/26/2045		1,414	1,417
3.500% due 03/25/2047		501	501
Voya CLO Ltd.
2.465% due 07/25/2026 ~		4,800	4,803
Z Capital Credit Partners CLO Ltd.
2.672% due 07/16/2027 ~		3,710	3,714

Total Asset-Backed Securities (Cost $164,635)			167,802

SOVEREIGN ISSUES 10.0%
Argentina Government International Bond
5.875% due 01/11/2028		2,400	2,262

6.875% due 01/26/2027		7,000	7,147
22.844% (BADLARPP) due 10/04/2022 ~	ARS	300	25
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~		15,619	797
26.164% (BADLARPP + 3.250%) due 03/01/2020 ~		200	10
27.250% due 06/21/2020 ~		88,896	4,701
Australia Government International Bond
3.000% due 09/20/2025 (d)	AUD	11,221	10,055
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	1,000	1,321
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2018 (b)	BRL	218,100	65,069
Canadian Government Real Return Bond
4.250% due 12/01/2026 (d)	CAD	5,848	6,062
Cyprus Government International Bond
2.750% due 06/27/2024	EUR	310	409
3.750% due 07/26/2023		880	1,217
3.875% due 05/06/2022		770	1,064
4.250% due 11/04/2025		740	1,066
Development Bank of Japan, Inc.
2.125% due 09/01/2022		$1,800	1,741
France Government International Bond
0.100% due 03/01/2025 (d)	EUR	6,922	9,179
0.250% due 07/25/2024 (d)		3,256	4,413
Italy Buoni Poliennali Del Tesoro
0.100% due 05/15/2023 (d)		6,025	7,659
0.250% due 05/15/2018		800	985
1.650% due 04/23/2020 (d)		1,002	1,299
2.350% due 09/15/2024 (d)		3,721	5,344
Japan Bank for International Cooperation
2.375% due 07/21/2022		$1,000	977
Japan Government International Bond
0.100% due 03/10/2024 (d)	JPY	206,200	2,033
0.100% due 03/10/2027 (d)		1,923,141	19,221
Mexico Government International Bond
7.750% due 05/29/2031	MXN	55,841	3,146
New Zealand Government International Bond
2.000% due 09/20/2025 (d)	NZD	7,005	5,276
3.000% due 09/20/2030 (d)		15,570	12,872
Republic of Germany
0.250% due 04/13/2018	EUR	400	492
Spain Government International Bond
0.250% due 04/30/2018		100	123
United Kingdom Gilt
0.125% due 03/22/2026 (d)	GBP	15,750	25,596
0.125% due 11/22/2056 (d)		237	648
0.125% due 11/22/2065 (d)		814	2,649
1.875% due 11/22/2022 (d)		1,986	3,317
4.250% due 12/07/2027		1,600	2,834

Total Sovereign Issues (Cost $209,112)			211,009

SHORT-TERM INSTRUMENTS 11.6%
CERTIFICATES OF DEPOSIT 0.7%
Barclays Bank PLC
1.940% due 09/04/2018		$9,400	9,379
2.355% due 05/17/2018		5,800	5,803

			15,182

COMMERCIAL PAPER 3.2%
Bank of Montreal
1.489% due 04/04/2018	CAD	5,199	4,034
1.492% due 04/05/2018		5,900	4,578
1.504% due 04/02/2018		2,900	2,251
Bank of Nova Scotia
1.461% due 04/04/2018		600	466
1.504% due 04/02/2018		6,924	5,373
1.516% due 04/09/2018		3,400	2,638
Canadian Imperial Bank of Commerce
1.487% due 04/12/2018		2,800	2,172
1.489% due 04/16/2018		2,000	1,551
HSBC Bank Canada
1.505% due 04/06/2018		2,100	1,630
1.512% due 04/13/2018		900	698
1.514% due 04/04/2018		3,976	3,085
1.514% due 04/10/2018		800	621
1.516% due 04/11/2018		1,000	776
Mondelez International, Inc.
2.520% due 05/04/2018		$10,000	9,977
National Bank of Canada
1.461% due 04/05/2018	CAD	400	310
1.474% due 04/18/2018		400	310
Royal Bank of Canada
1.492% due 04/02/2018		1,700	1,319

1.500% due 04/06/2018		5,201	4,036
1.501% due 04/04/2018		4,000	3,104
1.501% due 04/16/2018		5,500	4,266
Sempra Energy Holdings
2.600% due 05/23/2018		$10,000	9,964
Toronto Dominion Bank
1.501% due 04/04/2018	CAD	1,200	931
1.507% due 04/02/2018		1,300	1,009
Toronto-Dominion Bank
1.501% due 04/06/2018		2,200	1,707

			66,806

REPURCHASE AGREEMENTS (g) 0.5%			10,537

ARGENTINA TREASURY BILLS 0.3%
21.104% due 04/13/2018 - 11/16/2018 (a)(b)	ARS	28,580	6,775

GREECE TREASURY BILLS 0.5%
1.211% due 08/31/2018 (b)(c)	EUR	8,320	10,194

ITALY TREASURY BILLS 0.5%
(0.478)% due 04/13/2018 - 05/14/2018 (a)(b)		7,980	9,822

JAPAN TREASURY BILLS 5.7%
(0.211)% due 04/05/2018 - 05/21/2018 (a)(b)	JPY	12,863,950	120,909

SPAIN TREASURY BILLS 0.0%
(1.080)% due 04/06/2018 (b)(c)	EUR	200	246

U.K. TREASURY BILLS 0.2%
0.240% due 04/20/2018 (b)(c)	GBP	2,700	3,788

U.S. TREASURY BILLS 0.0%
1.505% due 04/19/2018 (b)(c)(g)		$5	5

Total Short-Term Instruments (Cost $242,190)			244,264

Total Investments in Securities (Cost $3,283,038)			3,273,585

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		19,261	190

Total Short-Term Instruments (Cost $190)			190

Total Investments in Affiliates (Cost $190)			190

Total Investments 154.8% (Cost $3,283,228)			$3,273,775
Financial Derivative Instruments (i)(k) (0.2)% (Cost or Premiums, net $(4,463))			(4,756)
Other Assets and Liabilities, net (54.6)%			(1,154,694)

Net Assets 100.0%			$2,114,325

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.250%	03/29/2018	04/02/2018	$10,537	U.S. Treasury Notes 2.000% due 04/30/2024	$(10,748)	$10,537	$10,538

Total Repurchase Agreements						$(10,748)	$10,537	$10,538

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
JPS	1.700%	03/22/2018	04/05/2018	$(6,174)	$(6,177)

Total Reverse Repurchase Agreements					$(6,177)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	1.870%	03/16/2018	04/16/2018	$(15,867)	$(15,855)
	1.950	03/20/2018	04/03/2018	(29,380)	(29,378)
	2.050	03/29/2018	04/05/2018	(24,732)	(24,728)
BPG	1.830	03/12/2018	04/12/2018	(25,198)	(25,185)
	1.850	03/14/2018	04/13/2018	(25,789)	(25,774)
	2.040	03/21/2018	04/04/2018	(4,735)	(4,734)
	2.100	04/02/2018	04/04/2018	(245,844)	(245,816)
	2.200	03/29/2018	04/02/2018	(93,537)	(93,537)
	2.250	03/28/2018	04/04/2018	(6,398)	(6,397)
	2.500	03/29/2018	04/02/2018	(1,024)	(1,025)
GSC	1.910	03/13/2018	04/13/2018	(5,086)	(5,083)
	1.950	03/27/2018	04/10/2018	(3,635)	(3,634)
MSC	1.790	03/01/2018	04/12/2018	(95,276)	(95,229)
	2.200	03/28/2018	04/04/2018	(3,651)	(3,651)
NOM	1.650	03/05/2018	04/05/2018	(12,804)	(12,802)
TDM	1.590	02/01/2018	04/02/2018	(76,758)	(76,758)
	1.600	01/16/2018	04/13/2018	(124,300)	(124,240)
	1.620	01/25/2018	04/13/2018	(1,166)	(1,166)
	1.620	02/06/2018	04/06/2018	(316,976)	(316,919)
	1.650	02/16/2018	04/13/2018	(30,999)	(30,983)
	1.660	02/13/2018	05/14/2018	(58,662)	(58,549)
	1.680	02/16/2018	04/13/2018	(12,783)	(12,776)
	1.750	03/01/2018	04/02/2018	(3,216)	(3,216)
UBS	1.560	01/09/2018	04/06/2018	(6,517)	(6,516)
	1.600	02/05/2018	04/02/2018	(48,956)	(48,956)

Total Sale-Buyback Transactions					$(1,272,907)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.1)%
Fannie Mae, TBA	3.000%	04/01/2048	$13,500	$(13,070)	$(13,157)
Fannie Mae, TBA	3.000	05/01/2048	31,800	(30,970)	(30,948)

Total Short Sales (2.1)%				$(44,040)	$(44,105)

(h)	Securities with an aggregate market value of $1,275,563 have been pledged as collateral under the terms of master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended March 31, 2018 was $(720,150) at a weighted average interest rate of 1.597%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Payable for sale-buyback transactions includes $(383) of deferred price drop.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	$107.750	05/25/2018	150	$150	$1	$1
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	108.000	05/25/2018	30	30	0	0
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	131.500	05/25/2018	165	165	2	3
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	132.000	05/25/2018	118	118	1	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	175.000	05/25/2018	37	37	0	1

Total Purchased Options					$4	$5

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note May 2018 Futures	$120.000	04/20/2018	244	$244	$(68)	$(23)
Call - CBOT U.S. Treasury 10-Year Note May 2018 Futures	121.500	04/20/2018	244	244	(50)	(76)
Put - CBOT U.S. Treasury 30-Year Bond May 2018 Futures	143.000	04/20/2018	51	51	(44)	(6)
Call - CBOT U.S. Treasury 30-Year Bond May 2018 Futures	145.000	04/20/2018	70	70	(75)	(146)

Total Written Options					$(237)	$(251)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2018	13		$3,169	$(6)	$0	$(1)
90-Day Eurodollar December Futures	12/2019	13		3,159	(9)	0	0
90-Day Eurodollar June Futures	06/2018	13		3,175	(8)	0	(1)
90-Day Eurodollar June Futures	06/2019	13		3,163	(8)	0	0
90-Day Eurodollar March Futures	03/2019	13		3,166	(7)	0	(1)
90-Day Eurodollar September Futures	09/2018	13		3,173	(6)	0	0
90-Day Eurodollar September Futures	09/2019	13		3,161	(8)	0	0
Euro-Bund 10-Year Bond June Futures	06/2018	119	EUR	23,344	380	29	0
U.S. Treasury 5-Year Note June Futures	06/2018	103		$11,789	62	11	0

					$390	$40	$(3)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond June Futures	06/2018	46	AUD	(4,579)	$(84)	$4	$(23)
Euro-BTP Italy Government Bond June Futures	06/2018	88	EUR	(13,460)	(123)	0	(62)
Euro-OAT France Government 10-Year Bond June Futures	06/2018	293		(55,733)	(1,177)	0	(101)
Japan Government 10-Year Bond June Futures	06/2018	79	JPY	(111,939)	(49)	67	(7)
Put Options Strike @ EUR 129.000 on Euro-Bobl June 2018 Futures	05/2018	120	EUR	(1)	45	1	0
Put Options Strike @ EUR 130.000 on Euro-Bobl June 2018 Futures	05/2018	122		(7)	42	4	0
U.S. Treasury 10-Year Note June Futures	06/2018	59		$(7,147)	(64)	0	(14)
U.S. Treasury 30-Year Bond June Futures	06/2018	484		(70,967)	(1,820)	0	(363)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	8		(1,284)	(42)	0	(9)
United Kingdom Long Gilt June Futures	06/2018	401	GBP	(69,099)	(1,273)	0	(383)

					$(4,545)	$76	$(962)

Total Futures Contracts					$(4,155)	$116	$(965)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.311%	EUR	980	$16	$7	$23	$0	$(1)

Credit Default Swaps on Credit Indices - Buy Protection (2)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022		$35,390	$(2,371)	$22	$(2,349)	$0	$(144)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	11,800	(207)	(149)	(356)	0	(10)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		31,500	(835)	(71)	(906)	0	(22)

						$(3,413)	$(198)	$(3,611)	$0	$(176)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay (6)	1-Day EUR-EONIA Compounded-OIS	0.050%	Annual	09/19/2021	EUR	6,600	$(7)	$20	$13	$5	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000	Annual	12/15/2047		$7,800	17	609	626	0	(11)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		1,600	4	(23)	(19)	0	(3)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		3,877	21	(109)	(88)	0	(6)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		1,250	3	(37)	(34)	0	(2)
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	11,800	36	(183)	(147)	0	(62)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/15/2018		$22,900	107	(91)	16	0	(3)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		400	(3)	7	4	0	0
Receive (6)	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		42,900	840	(108)	732	0	(3)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		91,500	115	(1,485)	(1,370)	44	0
Pay (6)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		13,900	(537)	55	(482)	10	0
Pay (6)	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		17,300	0	(80)	(80)	16	0
Pay (6)	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		14,000	0	(73)	(73)	13	0
Pay (6)	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		14,000	0	(69)	(69)	14	0
Pay (6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		19,600	(158)	(104)	(262)	19	0
Receive (6)	3-Month USD-LIBOR	2.400	Semi-Annual	03/16/2026		26,900	(291)	816	525	0	(39)
Receive (6)	3-Month USD-LIBOR	2.300	Semi-Annual	04/21/2026		34,000	(141)	954	813	0	(50)
Receive (6)	3-Month USD-LIBOR	2.300	Semi-Annual	04/27/2026		40,600	(158)	1,129	971	0	(60)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		540	(28)	45	17	0	(1)
Receive (6)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		12,800	(20)	577	557	0	(19)
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		79,200	1,124	1,808	2,932	0	(117)
Receive (6)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		8,500	96	74	170	0	(12)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		2,200	(62)	226	164	0	(3)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		8,700	(92)	264	172	0	(17)
Receive (6)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		43,760	(288)	(58)	(346)	0	(68)
Receive (6)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		38,000	2,097	(292)	1,805	0	(82)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		786	40	(26)	14	0	(5)
Receive (6)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		9,640	1,107	(351)	756	0	(57)
Receive (6)	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048		2,180	0	(40)	(40)	0	(13)
Receive (6)	3-Month USD-LIBOR	2.951	Semi-Annual	11/19/2048		3,000	0	(43)	(43)	0	(19)
Receive (6)	3-Month USD-LIBOR	2.953	Semi-Annual	12/12/2048		3,000	0	(44)	(44)	0	(19)
Receive (6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2048		1,900	51	2	53	0	(12)
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048	GBP	6,130	(322)	(172)	(494)	0	(51)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	2,680,000	(49)	(16)	(65)	9	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		340,000	(5)	3	(2)	1	0
Receive (6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		1,700,000	(92)	(39)	(131)	9	0
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		65,600	(99)	(12)	(111)	1	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/05/2024	MXN	98,500	1	(71)	(70)	16	0
Pay	28-Day MXN-TIIE	8.280	Lunar	11/28/2036		27,300	139	(79)	60	9	0
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		3,670	0	(9)	(9)	1	0
Pay	CPTFEMU	1.295	Maturity	03/15/2021	EUR	6,600	0	5	5	0	(1)
Pay	CPTFEMU	1.165	Maturity	12/15/2021		3,100	2	41	43	0	(2)
Receive	CPTFEMU	1.385	Maturity	12/15/2026		5,270	12	(83)	(71)	5	0
Receive	CPTFEMU	1.360	Maturity	06/15/2027		9,700	(145)	(29)	(174)	8	0
Receive	CPTFEMU	1.520	Maturity	11/15/2027		11,830	(23)	26	3	12	0
Receive	CPTFEMU	1.535	Maturity	03/15/2028		6,600	1	11	12	5	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		1,600	(2)	(13)	(15)	0	(1)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		1,600	4	25	29	0	0
Pay	CPURNSA	1.680	Maturity	04/28/2018		$126,400	0	681	681	27	0
Pay	CPURNSA	2.070	Maturity	03/23/2019		7,580	0	2	2	4	0
Pay	CPURNSA	2.168	Maturity	07/15/2020		10,900	0	42	42	11	0
Pay	CPURNSA	2.027	Maturity	11/23/2020		10,200	0	87	87	10	0
Pay	CPURNSA	2.021	Maturity	11/25/2020		9,700	0	84	84	10	0
Pay	CPURNSA	1.550	Maturity	07/26/2021		7,200	244	(4)	240	7	0
Pay	CPURNSA	1.603	Maturity	09/12/2021		5,560	167	(2)	165	5	0
Pay	CPURNSA	2.069	Maturity	07/15/2022		3,700	0	37	37	3	0
Pay	CPURNSA	2.500	Maturity	07/15/2022		30,300	(2,696)	229	(2,467)	26	0
Pay	CPURNSA	2.210	Maturity	02/05/2023		20,900	0	23	23	13	0
Receive	CPURNSA	1.730	Maturity	07/26/2026		7,200	(386)	13	(373)	0	(6)
Receive	CPURNSA	1.800	Maturity	09/12/2026		17,300	(175)	(589)	(764)	0	(14)
Receive	CPURNSA	1.801	Maturity	09/12/2026		5,560	(257)	12	(245)	0	(4)
Receive	CPURNSA	1.805	Maturity	09/12/2026		4,900	(224)	10	(214)	0	(4)
Receive	CPURNSA	1.780	Maturity	09/15/2026		4,600	(223)	10	(213)	0	(4)
Receive	CPURNSA	2.180	Maturity	09/20/2027		3,680	0	(54)	(54)	0	(2)
Receive	CPURNSA	2.150	Maturity	09/25/2027		3,600	0	(64)	(64)	0	(2)
Receive	CPURNSA	2.156	Maturity	10/17/2027		8,200	0	(138)	(138)	0	(4)
Receive	CPURNSA	2.335	Maturity	02/05/2028		10,610	23	26	49	0	(1)
Pay	FRCPXTOB	1.165	Maturity	03/15/2020	EUR	7,230	0	(2)	(2)	0	(2)
Receive	FRCPXTOB	1.350	Maturity	01/15/2023		6,100	2	19	21	0	0
Receive	FRCPXTOB	1.575	Maturity	01/15/2028		2,590	0	19	19	1	0
Receive	FRCPXTOB	1.590	Maturity	02/15/2028		10,690	0	100	100	1	0
Receive	FRCPXTOB	1.606	Maturity	02/15/2028		1,560	0	18	18	0	0
Receive	FRCPXTOB	1.910	Maturity	01/15/2038		1,890	5	60	65	0	(1)
Receive	UKRPI	3.350	Maturity	05/15/2030	GBP	6,870	97	132	229	3	0
Receive	UKRPI	3.400	Maturity	06/15/2030		17,400	192	525	717	11	0
Receive	UKRPI	3.325	Maturity	08/15/2030		27,300	(70)	444	374	0	(52)
Receive	UKRPI	3.300	Maturity	12/15/2030		400	(19)	16	(3)	0	0
Receive	UKRPI	3.470	Maturity	09/15/2032		16,010	0	317	317	0	(20)
Receive	UKRPI	3.358	Maturity	04/15/2035		2,700	(60)	110	50	3	0
Pay	UKRPI	3.585	Maturity	10/15/2046		4,800	(322)	(254)	(576)	44	0
Pay	UKRPI	3.428	Maturity	03/15/2047		9,740	609	(446)	163	98	0

							$202	$4,421	$4,623	$474	$(854)

Total Swap Agreements							$(3,195)	$4,230	$1,035	$474	$(1,031)

(j)	Securities with an aggregate market value of $14,533 and cash of $6,205 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2018	AUD	23,214		$18,276	$447	$0
	04/2018	JPY	2,068,800		18,584	15	(876)
	04/2018		$1,126	RUB	65,791	20	0
	05/2018	CAD	5,990		$4,772	119	0
	05/2018		$2,433	ZAR	29,406	39	0
	05/2018	ZAR	28,502		$2,355	0	(41)
BPS	04/2018	JPY	120,000		1,084	0	(45)
	04/2018		$2,200	ARS	45,152	41	0
	04/2018		5,458	EUR	4,403	0	(40)
	06/2018		127	ARS	2,538	0	(6)
	06/2018		1,460	KRW	1,561,157	12	0
	07/2018	BRL	57,600		$16,434	0	(875)
BRC	04/2018	GBP	2,700		3,779	0	(12)
CBK	04/2018	CAD	1,400		1,071	0	(16)
	04/2018	EUR	700		867	4	0
	04/2018	GBP	59,725		83,998	204	0
	04/2018	JPY	2,416,200		22,864	148	0
	04/2018		$25,318	GBP	18,133	140	(18)
	05/2018	JPY	3,221,000		$29,633	1	(687)
	05/2018	MXN	33,628		1,789	0	(50)
	05/2018		$120	MXN	2,200	1	0
DUB	04/2018	EUR	4,980		$6,151	19	0
	04/2018		$17,965	AUD	23,214	0	(136)
	04/2018		3,630	RUB	206,375	0	(34)
	05/2018	AUD	23,214		$17,967	138	0
	05/2018	EUR	800		991	4	0
	07/2018	BRL	85,100		24,596	20	(997)
FBF	07/2018		$5,179	COP	14,906,815	134	0
GLM	04/2018	CAD	33,000		$25,575	16	(56)
	04/2018	EUR	6,310		7,819	55	0
	04/2018	JPY	153,200		1,458	19	0
	04/2018		$9,093	GBP	6,552	99	0
	05/2018	EUR	2,500		$3,102	17	0
	05/2018	JPY	614,400		5,786	0	(5)
	06/2018		$165	MYR	650	3	0
HUS	04/2018	ARS	45,152		$2,230	0	(12)
	04/2018	CAD	16,159		12,715	198	(27)
	04/2018	RUB	272,165		4,770	29	0
	04/2018		$435	ARS	8,980	6	0
	04/2018		42,875	GBP	30,154	0	(569)
	04/2018		4,766	RUB	272,165	0	(30)
	05/2018	GBP	30,154		$42,927	569	0
	05/2018		$2,202	ARS	45,152	8	0
	05/2018		2,198	RUB	127,428	12	0
	06/2018	KRW	6,186,515		$5,723	0	(112)
	06/2018		$3,171	IDR	43,788,900	0	0
	07/2018	BRL	75,400		$21,524	0	(1,133)
	08/2018	EUR	8,320		10,309	0	(46)
JPM	04/2018	CAD	21,500		16,613	23	(99)
	04/2018	EUR	400		496	3	0
	04/2018	JPY	120,000		1,084	0	(45)
	04/2018	NZD	24,883		18,245	262	0
	04/2018		$21,158	CAD	27,234	0	(18)
	04/2018		6,793	GBP	4,886	62	0
	05/2018	CAD	27,234		$21,169	18	0
	05/2018	CHF	124		134	4	0
MSB	04/2018	EUR	51,804		64,099	357	0
	04/2018	JPY	1,721,514		16,174	0	(6)
	05/2018		3,160,000		29,736	34	(81)
	05/2018		$1,565	ARS	32,815	24	0
SOG	06/2018	RUB	395,279		$6,784	0	(61)
	08/2018		$216	ARS	4,478	0	(9)
TOR	04/2018	CAD	600		$465	0	(1)
	04/2018		$7,824	EUR	6,310	0	(60)
	05/2018	EUR	6,310		$7,841	60	0
UAG	04/2018	JPY	233,550		2,117	1	(82)
	04/2018		$58,586	EUR	47,301	0	(384)
	04/2018		17,843	JPY	1,874,714	0	(224)
	04/2018		18,143	NZD	24,883	0	(160)
	05/2018	EUR	47,301		$58,708	386	0
	05/2018	JPY	2,784,713		26,237	229	(205)
	05/2018	NZD	24,883		18,140	159	0
	06/2018		$5,900	INR	388,153	13	0

Total Forward Foreign Currency Contracts						$4,172	$(7,258)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	06/15/2018	$3,750	$376	$1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	3,750	375	571
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	07/16/2018	500	6	9
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	32,200	373	497
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	4,050	405	1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	4,050	405	616

							$1,940	$1,695

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.170%	3-Month USD-LIBOR	04/03/2018	$112,400	$34	$0
	Put - OTC 1-Year Interest Rate Floor (1)	0.174	3-Month USD-LIBOR	06/11/2018	70,700	28	2

						$62	$2

Total Purchased Options						$2,002	$1,697

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850%	05/16/2018		$3,600	$(3)	$(3)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		3,900	(4)	(4)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		6,900	(10)	(8)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		3,000	(5)	(4)
	Call - OTC iTraxx Europe 29 5-Year Index	Buy	0.500	06/20/2018	EUR	24,200	(15)	(11)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.800	06/20/2018		24,200	(44)	(40)
CBK	Put - OTC CDX.IG-29 5-Year Index	Sell	0.700	04/18/2018		$25,300	(33)	(8)
	Put - OTC CDX.IG-29 5-Year Index	Sell	0.850	04/18/2018		26,500	(32)	(3)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		3,500	(4)	(4)
DBL	Call - OTC iTraxx Europe 28 5-Year Index	Buy	0.475	04/18/2018	EUR	11,200	(11)	(4)
	Put - OTC iTraxx Europe 28 5-Year Index	Sell	0.700	04/18/2018		11,200	(12)	(2)
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		$3,100	(5)	(4)
FBF	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018		6,000	(8)	(3)
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	06/20/2018		3,300	(5)	(5)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		5,900	(8)	(7)

							$(199)	$(110)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (2)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020		$33,400	$(298)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		4,400	(57)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	8,600	(391)	(49)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024		$34,300	(250)	(3)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		2,900	(20)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		33,100	(374)	(48)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		14,800	(273)	(34)

							$(1,663)	$(134)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor (1)	0.155%	3-Month USD-LIBOR	04/03/2018	$112,400	$(40)	$0
	Put - OTC 1-Year Interest Rate Floor (1)	0.155	3-Month USD-LIBOR	06/11/2018	70,700	(28)	(1)
	Call - OTC 1-Year Interest Rate Floor (1)	0.000	3-Month USD-LIBOR	01/02/2020	164,800	(128)	(221)

						$(196)	$(222)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	$98.875	05/07/2018	$24,300	$(120)	$(28)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	99.875	05/07/2018	24,300	(111)	(142)

					$(231)	$(170)

Total Written Options					$(2,289)	$(636)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2022	1.314%	$400	$(25)	$20	$0	$(5)
CBK	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.020	800	(69)	69	0	0
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.020	1,100	(95)	95	0	0
	Italy Government International Bond	1.000	Quarterly	03/20/2019	0.196	7,700	(133)	196	63	0
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.314	2,000	(130)	106	0	(24)

							$(452)	$486	$63	$(29)

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	$4,300	$(224)	$241	$17	$0
GST	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	1,400	(73)	78	5	0

						$(297)	$319	$22	$0

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	1.570%	Maturity	11/23/2020		$1,500	$0	$37	$37	$0
BRC	Receive (7)	1-Year ILS-TELBOR	0.374	Annual	06/20/2020	ILS	14,310	0	(5)	0	(5)
	Pay (7)	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		3,080	0	13	13	0
DUB	Receive (7)	1-Year ILS-TELBOR	0.414	Annual	06/20/2020		13,800	0	(8)	0	(8)
	Pay (7)	1-Year ILS-TELBOR	2.100	Annual	06/20/2028		2,950	0	24	24	0
GLM	Receive	1-Year ILS-TELBOR	0.290	Annual	02/16/2020		27,210	0	(8)	0	(8)
	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020		16,700	0	(1)	0	(1)
	Receive (7)	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		11,170	1	(4)	0	(3)
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		5,730	0	42	42	0
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		3,500	0	17	17	0
	Pay (7)	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		2,390	0	13	13	0
HUS	Receive (7)	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		8,850	0	(3)	0	(3)
	Pay (7)	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		1,890	0	11	11	0
MYC	Receive	CPURNSA	2.058	Maturity	05/12/2025		$5,100	0	(44)	0	(44)
	Receive	CPURNSA	1.788	Maturity	07/18/2026		5,200	0	(243)	0	(243)
	Receive	CPURNSA	1.810	Maturity	07/19/2026		12,000	0	(534)	0	(534)
	Receive	CPURNSA	1.800	Maturity	07/20/2026		7,600	0	(345)	0	(345)
	Receive	CPURNSA	1.805	Maturity	09/20/2026		2,200	0	(98)	0	(98)

								$1	$(1,136)	$157	$(1,292)

Total Swap Agreements								$(748)	$(331)	$242	$(1,321)

(I)	Securities with an aggregate market value of $4,387 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	The underlying instrument has a forward starting effective date.

(2)	YOY options may have a series of expirations.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	This instrument has a forward starting effective date.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$297	$0	$297
Corporate Bonds & Notes
Banking & Finance	0	117,555	0	117,555
Industrials	0	39,163	0	39,163
Utilities	0	32,632	0	32,632
Municipal Bonds & Notes
South Carolina	0	742	0	742
West Virginia	0	651	0	651
U.S. Government Agencies	0	320,010	0	320,010
U.S. Treasury Obligations	0	2,096,750	0	2,096,750
Non-Agency Mortgage-Backed Securities	0	42,710	0	42,710
Asset-Backed Securities	0	167,802	0	167,802
Sovereign Issues	0	211,009	0	211,009
Short-Term Instruments
Certificates of Deposit	0	15,182	0	15,182
Commercial Paper	0	66,806	0	66,806
Repurchase Agreements	0	10,537	0	10,537
Argentina Treasury Bills	0	6,775	0	6,775
Greece Treasury Bills	0	10,194	0	10,194
Italy Treasury Bills	0	9,822	0	9,822
Japan Treasury Bills	0	120,909	0	120,909
Spain Treasury Bills	0	246	0	246
U.K. Treasury Bills	0	3,788	0	3,788
U.S. Treasury Bills	0	5	0	5
	$0	$3,273,585	$0	$3,273,585

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$190	$0	$0	$190

Total Investments	$190	$3,273,585	$0	$3,273,775

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(44,105)	$0	$(44,105)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	116	479	0	595
Over the counter	0	6,111	0	6,111
	$116	$6,590	$0	$6,706

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(965)	(1,282)	0	(2,247)
Over the counter	0	(9,215)	0	(9,215)

	$(965)	$(10,497)	$0	$(11,462)

Total Financial Derivative Instruments	$(849)	$(3,907)	$0	$(4,756)

Totals	$(659)	$3,225,573	$0	$3,224,914

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Portfolio

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
AWAS Aviation Capital Ltd.
TBD% - 4.558% due 05/31/2019 «	$800	$800
Cheniere Energy Partners LP
4.127% due 02/25/2020	300	300
Las Vegas Sands LLC
3.627% due 03/29/2024	392	393

Total Loan Participations and Assignments (Cost $1,493)		1,493

CORPORATE BONDS & NOTES 64.9%
BANKING & FINANCE 35.2%
ADCB Finance Cayman Ltd.
2.625% due 03/10/2020	400	395
2.750% due 09/16/2019	400	398
AerCap Ireland Capital DAC
3.750% due 05/15/2019	800	805
4.625% due 10/30/2020	200	206
AIG Global Funding
2.788% (US0003M + 0.480%) due 07/02/2020 ~	500	501
Air Lease Corp.
2.125% due 01/15/2020	300	295
2.750% due 01/15/2023	700	676
3.375% due 01/15/2019	600	602
Allstate Corp.
2.732% due 03/29/2021 ~	200	200
Ally Financial, Inc.
3.500% due 01/27/2019	300	301
4.125% due 03/30/2020	800	805
8.000% due 12/31/2018	400	414
American Tower Corp.
3.400% due 02/15/2019	500	502
Aozora Bank Ltd.
2.750% due 03/09/2020	700	695
Athene Global Funding
2.875% due 10/23/2018	200	200
3.538% (US0003M + 1.230%) due 07/01/2022 ~	2,800	2,848
AvalonBay Communities, Inc.
2.152% due 01/15/2021 ~	300	300
Aviation Capital Group LLC
2.875% due 09/17/2018	1,900	1,899
Bank of America Corp.
5.397% (US0003M + 3.630%) due 04/30/2018 ~(e)	3,300	3,304
Barclays Bank PLC
7.750% due 04/10/2023 •(f)	500	501
Barclays PLC
2.750% due 11/08/2019	2,300	2,283
8.250% due 12/15/2018 •(e)(f)	525	543
BOC Aviation Ltd.
2.375% due 09/15/2021	500	482
2.750% due 09/18/2022	900	862
3.000% due 03/30/2020	200	199
Cantor Fitzgerald LP
7.875% due 10/15/2019	400	425
CIT Group, Inc.
3.875% due 02/19/2019	200	201
5.500% due 02/15/2019	735	754
Citibank N.A.
2.438% due 09/18/2019 ~	1,000	999
Citigroup, Inc.
3.682% (US0003M + 1.380%) due 03/30/2021 ~	1,600	1,639
CNP Assurances
7.500% due 10/18/2018 •(e)	500	510
Cooperatieve Rabobank UA
2.188% due 01/10/2023 ~	500	499
Credit Agricole S.A.
8.125% due 09/19/2033 •(f)	1,500	1,532
Credit Suisse Group Funding Guernsey Ltd.
4.024% (US0003M + 2.290%) due 04/16/2021 ~	2,000	2,101
DBS Group Holdings Ltd.
2.537% (US0003M + 0.490%) due 06/08/2020 ~	500	501

Dexia Credit Local S.A.
2.250% due 02/18/2020		1,000	993
2.500% due 01/25/2021		500	497
Eksportfinans ASA
2.611% (US0003M + 0.800%) due 11/10/2020 ~		1,000	1,001
Emirates NBD PJSC
3.310% (US0003M + 1.550%) due 01/26/2020 ~		300	305
Ford Motor Credit Co. LLC
2.021% due 05/03/2019		500	495
2.641% (US0003M + 0.830%) due 08/12/2019 ~		500	502
5.000% due 05/15/2018		3,700	3,709
General Motors Financial Co., Inc.
2.350% due 10/04/2019		800	793
2.400% due 04/10/2018		1,000	1,000
2.400% due 05/09/2019		500	498
3.068% (US0003M + 1.360%) due 04/10/2018 ~		400	400
3.282% (US0003M + 1.560%) due 01/15/2020 ~		1,169	1,191
Goldman Sachs Group, Inc.
2.552% due 10/31/2022 ~		800	799
3.009% (US0003M + 1.170%) due 11/15/2021 ~		1,300	1,316
HBOS PLC
6.750% due 05/21/2018		200	201
Hutchison Whampoa International Ltd.
7.625% due 04/09/2019		2,000	2,096
ICICI Bank Ltd.
3.125% due 08/12/2020		300	297
4.800% due 05/22/2019		1,300	1,324
Indian Railway Finance Corp. Ltd.
3.917% due 02/26/2019		750	756
ING Bank NV
4.125% due 11/21/2023 •		700	704
International Lease Finance Corp.
5.875% due 04/01/2019		600	617
6.250% due 05/15/2019		500	517
7.125% due 09/01/2018		500	508
8.250% due 12/15/2020		1,100	1,228
Intesa Sanpaolo SpA
3.875% due 01/15/2019		700	705
JPMorgan Chase & Co.
7.900% due 04/30/2018 •(e)		2,200	2,214
Kasikornbank PCL
3.500% due 10/25/2019		500	503
LeasePlan Corp. NV
2.500% due 05/16/2018		1,340	1,339
2.875% due 01/22/2019		1,300	1,296
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	500	637
Lloyds Banking Group PLC
2.907% due 11/07/2023 •		$500	482
3.000% due 10/11/2018 (g)		800	798
3.000% due 02/04/2019 (g)		700	696
7.000% due 06/27/2019 •(e)(f)	GBP	250	368
Macquarie Group Ltd.
3.000% due 12/03/2018		$1,200	1,201
3.004% due 11/28/2023 ~		1,300	1,303
7.625% due 08/13/2019		2,700	2,861
Mitsubishi UFJ Financial Group, Inc.
2.535% (US0003M + 0.790%) due 07/25/2022 ~		2,700	2,716
3.149% (US0003M + 1.060%) due 09/13/2021 ~		375	381
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.500% due 03/09/2020		500	495
2.519% (US0003M + 0.775%) due 07/23/2019 ~		900	904
Mizuho Bank Ltd.
2.650% due 09/25/2019		1,000	994
Mizuho Financial Group, Inc.
2.951% due 09/11/2022 ~		1,750	1,761
3.189% (US0003M + 1.480%) due 04/12/2021 ~		1,400	1,434
Morgan Stanley
2.294% due 02/10/2021 ~		2,300	2,302
Nasdaq, Inc.
2.638% due 03/22/2019 ~		1,500	1,502
Navient Corp.
4.875% due 06/17/2019		500	505
5.500% due 01/15/2019		1,200	1,216
6.625% due 07/26/2021		200	209
8.000% due 03/25/2020		800	852
8.450% due 06/15/2018		200	202
Nissan Motor Acceptance Corp.
2.612% (US0003M + 0.890%) due 01/13/2022 ~		1,800	1,825
2.722% due 03/15/2021 ~		500	501
2.985% due 09/28/2022 ~		1,100	1,102
Nomura Holdings, Inc.
2.750% due 03/19/2019		800	800
NTT Finance Corp.
2.832% (US0003M + 0.530%) due 06/29/2020 ~		400	402

OMX Timber Finance Investments LLC
5.420% due 01/29/2020		1,010	1,047
ORIX Corp.
2.650% due 04/13/2021		2,500	2,452
2.900% due 07/18/2022		400	391
Piper Jaffray Cos.
5.060% due 10/09/2018		400	403
Qatari Diar Finance Co.
5.000% due 07/21/2020		1,300	1,347
QNB Finance Ltd.
2.750% due 10/31/2018		1,500	1,500
3.285% (US0003M + 1.400%) due 05/20/2018 ~		300	301
RCI Banque S.A.
3.500% due 04/03/2018		540	540
Royal Bank of Scotland Group PLC
3.309% (US0003M + 1.470%) due 05/15/2023 ~		2,900	2,927
6.400% due 10/21/2019		1,050	1,102
Santander Holdings USA, Inc.
2.700% due 05/24/2019		1,000	998
Santander UK Group Holdings PLC
2.875% due 10/16/2020		250	248
3.373% due 01/05/2024 •		500	490
Santander UK PLC
2.350% due 09/10/2019		1,500	1,488
Siam Commercial Bank PCL
3.500% due 04/07/2019		500	502
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		500	487
3.000% due 07/15/2022		2,000	1,958
SMFG Preferred Capital Ltd.
9.500% due 07/25/2018 •(e)		500	512
Societe Generale S.A.
8.250% due 11/29/2018 •(e)(f)		600	620
Springleaf Finance Corp.
5.250% due 12/15/2019		100	102
Standard Chartered PLC
2.100% due 08/19/2019		500	493
Starwood Property Trust, Inc.
3.625% due 02/01/2021		300	296
State Bank of India
2.654% (US0003M + 0.950%) due 04/06/2020 ~		1,400	1,402
3.250% due 04/18/2018		500	500
3.622% due 04/17/2019		600	603
Sumitomo Mitsui Trust Bank Ltd.
2.535% (US0003M + 0.510%) due 03/06/2019 ~		2,500	2,504
Synchrony Financial
2.600% due 01/15/2019		2,000	1,996
3.000% due 08/15/2019		1,000	997
UBS Group Funding Switzerland AG
3.500% (US0003M + 1.780%) due 04/14/2021 ~		1,550	1,607
3.726% (US0003M + 1.440%) due 09/24/2020 ~		750	767
Unibail-Rodamco SE
2.492% (US0003M + 0.770%) due 04/16/2019 ~		1,500	1,507
VEREIT Operating Partnership LP
3.000% due 02/06/2019		2,500	2,501
WEA Finance LLC
2.700% due 09/17/2019		250	249

			120,467

INDUSTRIALS 24.3%
Alimentation Couche-Tard, Inc.
2.589% due 12/13/2019 ~		300	301
Altice France S.A.
5.375% due 05/15/2022	EUR	100	126
Anheuser-Busch InBev Worldwide, Inc.
3.052% due 01/12/2024 ~(a)		$200	201
Arrow Electronics, Inc.
3.500% due 04/01/2022		200	199
Asciano Finance Ltd.
5.000% due 04/07/2018		500	500
Baidu, Inc.
3.250% due 08/06/2018		200	200
BAT Capital Corp.
2.423% due 08/14/2020 ~		300	301
2.719% due 08/15/2022 ~		1,700	1,711
Baxalta, Inc.
2.000% due 06/22/2018		300	300
Cardinal Health, Inc.
2.895% (US0003M + 0.770%) due 06/15/2022 ~		1,400	1,400
Central Nippon Expressway Co. Ltd.
2.079% due 11/05/2019		1,000	988
2.170% due 08/05/2019		600	596
2.327% (US0003M + 0.540%) due 08/04/2020 ~		1,000	1,003
2.338% due 11/02/2021 ~		2,000	2,008
2.369% due 09/10/2018		250	250

2.381% due 09/17/2020	800	789
2.820% (US0003M + 0.970%) due 02/16/2021 ~	1,000	1,014
2.835% (US0003M + 0.810%) due 03/03/2022 ~	2,500	2,526
China Uranium Development Co. Ltd.
3.500% due 10/08/2018	500	502
CNPC General Capital Ltd.
2.750% due 05/14/2019	500	499
Continental Airlines Pass-Through Trust
5.500% due 04/29/2022	154	159
6.545% due 08/02/2020 «	76	78
D.R. Horton, Inc.
3.750% due 03/01/2019	400	402
DAE Funding LLC
4.000% due 08/01/2020	300	293
Daimler Finance North America LLC
2.387% (US0003M + 0.620%) due 10/30/2019 ~	4,000	4,024
Dell International LLC
4.420% due 06/15/2021	200	205
Delta Air Lines, Inc.
2.875% due 03/13/2020	400	398
3.625% due 03/15/2022	250	250
Deutsche Telekom International Finance BV
1.500% due 09/19/2019	800	785
Discovery Communications LLC
2.912% due 09/20/2019 ~	300	301
DISH DBS Corp.
4.250% due 04/01/2018	1,500	1,500
DXC Technology Co.
2.956% due 03/01/2021 ~	400	400
Ecopetrol S.A.
4.250% due 09/18/2018	500	504
7.625% due 07/23/2019	400	424
EMC Corp.
1.875% due 06/01/2018	3,300	3,291
2.650% due 06/01/2020	700	677
Enbridge, Inc.
2.108% due 01/10/2020 ~	1,700	1,697
Energy Transfer LP
2.500% due 06/15/2018	250	250
9.000% due 04/15/2019	400	423
9.700% due 03/15/2019	500	530
Enterprise Products Operating LLC
6.500% due 01/31/2019	2,800	2,881
ERAC USA Finance LLC
2.800% due 11/01/2018	1,000	1,000
Fresenius Medical Care U.S. Finance, Inc.
5.625% due 07/31/2019	300	310
GATX Corp.
2.507% due 11/05/2021 ~	1,000	1,006
General Electric Co.
5.000% due 01/21/2021 •(e)	2,500	2,478
General Motors Co.
2.593% (US0003M + 0.800%) due 08/07/2020 ~	400	401
Georgia-Pacific LLC
2.539% due 11/15/2019	600	596
Harris Corp.
2.247% due 04/30/2020 ~	1,000	1,001
Hewlett Packard Enterprise Co.
2.850% due 10/05/2018	2,100	2,102
3.626% (US0003M + 1.930%) due 10/05/2018 ~	750	757
Hyundai Capital America
1.750% due 09/27/2019	1,000	979
2.000% due 07/01/2019	500	493
Imperial Brands Finance PLC
2.050% due 07/20/2018	1,200	1,198
2.950% due 07/21/2020	950	944
Incitec Pivot Finance LLC
6.000% due 12/10/2019	1,000	1,044
KazMunayGas National Co. JSC
9.125% due 07/02/2018	300	305
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019	300	299
Kinder Morgan, Inc.
3.000% (US0003M + 1.280%) due 01/15/2023 ~	300	306
3.050% due 12/01/2019	850	848
7.250% due 06/01/2018	900	906
KLA-Tencor Corp.
3.375% due 11/01/2019	150	151
Masco Corp.
3.500% due 04/01/2021	200	201
MGM Resorts International
6.750% due 10/01/2020	400	426
8.625% due 02/01/2019	300	315
Minera y Metalurgica del Boleo S.A. de C.V.
2.875% due 05/07/2019	900	898

Mylan NV
3.750% due 12/15/2020	200	201
Mylan, Inc.
2.550% due 03/28/2019	300	299
2.600% due 06/24/2018	2,800	2,798
NXP BV
5.750% due 03/15/2023	500	514
ONEOK Partners LP
3.200% due 09/15/2018	1,000	1,004
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018	500	501
Origin Energy Finance Ltd.
3.500% due 10/09/2018	700	701
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021	200	190
Petrofac Ltd.
3.400% due 10/10/2018	100	99
Petroleos Mexicanos
6.000% due 03/05/2020	1,000	1,044
Petronas Capital Ltd.
5.250% due 08/12/2019	1,000	1,032
Phillips 66
2.606% due 02/26/2021 ~	500	501
QUALCOMM, Inc.
2.497% (US0003M + 0.730%) due 01/30/2023 ~	400	397
QVC, Inc.
3.125% due 04/01/2019	200	200
Reckitt Benckiser Treasury Services PLC
2.846% (US0003M + 0.560%) due 06/24/2022 ~	1,300	1,294
RELX Capital, Inc.
8.625% due 01/15/2019	319	333
Reynolds American, Inc.
2.300% due 06/12/2018	750	750
4.000% due 06/12/2022	100	102
S&P Global, Inc.
2.500% due 08/15/2018	300	300
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	200	210
6.250% due 03/15/2022	100	109
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	700	689
SK Broadband Co. Ltd.
2.875% due 10/29/2018	800	800
SK Telecom Co. Ltd.
2.125% due 05/01/2018	1,000	999
Southern Co.
2.950% due 07/01/2023	200	194
3.008% (US0003M + 0.700%) due 09/30/2020 ~	600	603
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018	3,600	3,601
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019	1,500	1,451
Textron, Inc.
2.361% due 11/10/2020 ~	400	400
Time Warner Cable LLC
6.750% due 07/01/2018	1,400	1,413
8.750% due 02/14/2019	1,500	1,571
Tyson Foods, Inc.
2.342% due 08/21/2020 ~	800	801
Viacom, Inc.
5.625% due 09/15/2019	500	519
VMware, Inc.
2.300% due 08/21/2020	700	681
2.950% due 08/21/2022	200	192
Western Gas Partners LP
2.600% due 08/15/2018	1,000	999
Woodside Finance Ltd.
4.600% due 05/10/2021	900	927
ZF North America Capital, Inc.
4.000% due 04/29/2020	150	152
Zimmer Biomet Holdings, Inc.
2.928% due 03/19/2021 ~	800	801

		83,222

UTILITIES 5.4%
AT&T, Inc.
2.672% (US0003M + 0.950%) due 07/15/2021 ~	1,700	1,719
2.723% (US0003M + 0.890%) due 02/14/2023 ~	1,100	1,116
BP Capital Markets PLC
3.015% (US0003M + 0.870%) due 09/16/2021 ~	2,000	2,035
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020	300	300
E.ON International Finance BV
5.800% due 04/30/2018	1,400	1,403

Entergy Texas, Inc.
7.125% due 02/01/2019	1,000	1,033
Israel Electric Corp. Ltd.
5.625% due 06/21/2018	1,000	1,005
7.250% due 01/15/2019	500	515
7.700% due 07/15/2018	640	640
Mississippi Power Co.
2.942% due 03/27/2020 ~	600	600
Petrobras Global Finance BV
8.375% due 12/10/2018	500	518
PG&E Corp.
2.400% due 03/01/2019	500	497
Plains All American Pipeline LP
2.600% due 12/15/2019	500	494
Sempra Energy
2.209% due 01/15/2021 ~	500	500
2.575% due 03/15/2021 ~	500	502
Sinopec Group Overseas Development Ltd.
1.750% due 09/29/2019	500	491
2.125% due 05/03/2019	2,000	1,981
Southern Power Co.
2.752% due 12/20/2020 ~	500	501
State Grid Overseas Investment Ltd.
1.750% due 05/22/2018	300	299
2.750% due 05/07/2019	400	400
TECO Finance, Inc.
2.308% (US0003M + 0.600%) due 04/10/2018 ~	150	150
Telecom Italia Capital S.A.
6.999% due 06/04/2018	1,700	1,715

		18,414

Total Corporate Bonds & Notes (Cost $222,171)		222,103

MUNICIPAL BONDS & NOTES 0.9%
ARKANSAS 0.0%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
2.844% (US0003M + 0.900%) due 11/25/2043 ~	85	86

CALIFORNIA 0.6%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	672	671
California State General Obligation Bonds, Series 2017
2.450% due 04/01/2047 ~	1,300	1,310

		1,981

UTAH 0.2%
Utah State Board of Regents Revenue Bonds, Series 2011
2.623% due 05/01/2029	812	811

WASHINGTON 0.1%
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
2.630% due 01/01/2042 ~	300	301

Total Municipal Bonds & Notes (Cost $3,170)		3,179

U.S. GOVERNMENT AGENCIES 1.1%
Fannie Mae
1.681% (LIBOR01M + 0.060%) due 12/25/2036 ~	6	6
1.992% (LIBOR01M + 0.120%) due 03/25/2034 ~	4	5
2.022% (LIBOR01M + 0.150%) due 08/25/2034 ~	1	1
2.072% (LIBOR01M + 0.200%) due 02/25/2037 ~	46	46
2.222% (LIBOR01M + 0.350%) due 05/25/2042 ~	4	4
2.401% (12MTA + 1.200%) due 03/01/2044 - 07/01/2044 ~	17	18
2.422% (LIBOR01M + 0.550%) due 09/25/2041 ~	94	95
2.552% (LIBOR01M + 0.680%) due 12/25/2037 ~	42	43
3.505% (US0012M + 1.755%) due 10/01/2031 ~	1	1
Freddie Mac
1.661% (LIBOR01M + 0.040%) due 12/25/2036 ~	9	9
2.227% (LIBOR01M + 0.450%) due 09/15/2041 ~	30	30
2.263% (12MTA + 1.200%) due 02/25/2045 ~	69	70
2.401% (12MTA + 1.200%) due 10/25/2044 ~	65	65
2.477% (LIBOR01M + 0.700%) due 02/15/2038 ~	40	40
2.601% (12MTA + 1.400%) due 07/25/2044 ~	25	25
Ginnie Mae
0.000% (US0001M + 0.850%) due 11/20/2066 ~	582	592
2.125% (US0001M + 0.550%) due 04/20/2062 ~	248	249
2.175% (US0001M + 0.600%) due 10/20/2065 ~	548	551
2.275% (US0001M + 0.700%) due 02/20/2062 ~	204	206
2.375% (H15T1Y + 1.500%) due 02/20/2032 ~	5	5
2.375% (US0001M + 0.800%) due 01/20/2066 ~	415	420
2.575% (US0001M + 1.000%) due 01/20/2066 - 03/20/2066 ~	1,320	1,349

NCUA Guaranteed Notes
1.929% (LIBOR01M + 0.350%) due 12/07/2020 ~	51	51

Total U.S. Government Agencies (Cost $3,828)		3,881

U.S. TREASURY OBLIGATIONS 2.9%
U.S. Treasury Notes
2.375% due 05/15/2027 (h)	10,100	9,794

Total U.S. Treasury Obligations (Cost $9,935)		9,794

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.0%
Bancorp Commercial Mortgage Trust
3.207% (LIBOR01M + 1.430%) due 11/15/2033 ~	429	429
Bear Stearns Adjustable Rate Mortgage Trust
3.757% due 01/25/2034 ~	3	3
Bear Stearns ALT-A Trust
3.589% due 09/25/2035 ~	15	13
BX Trust
2.697% (LIBOR01M + 0.920%) due 07/15/2034 ~	300	301
CGMS Commercial Mortgage Trust
2.388% (LIBOR01M + 0.800%) due 07/15/2030 ~	187	187
Citigroup Commercial Mortgage Trust
2.627% due 07/15/2032 ~	500	500
Citigroup Mortgage Loan Trust, Inc.
3.410% (H15T1Y + 2.100%) due 09/25/2035 ~	5	5
Cold Storage Trust
2.777% (LIBOR01M + 1.000%) due 04/15/2036 ~	800	804
Countrywide Home Loan Reperforming REMIC Trust
2.212% (US0001M + 0.340%) due 06/25/2035 ~	8	8
Credit Suisse First Boston Mortgage Securities Corp.
2.195% due 03/25/2032 ~	2	2
3.345% due 06/25/2033 ~	8	9
Credit Suisse Mortgage Capital Trust
2.527% (LIBOR01M + 0.750%) due 07/15/2032 ~	1,000	1,001
Great Wolf Trust
2.777% due 09/15/2034 ~	400	401
GreenPoint Mortgage Funding Trust
2.312% (US0001M + 0.440%) due 06/25/2045 ~	21	20
GS Mortgage Securities Corp. Trust
2.477% (LIBOR01M + 0.700%) due 07/15/2032 ~	400	401
GS Mortgage Securities Trust
3.648% due 01/10/2047	500	510
GSR Mortgage Loan Trust
3.614% due 09/25/2035 ~	9	9
HarborView Mortgage Loan Trust
2.248% (US0001M + 0.440%) due 05/19/2035 ~	29	28
Holmes Master Issuer PLC
2.146% due 10/15/2054 ~	1,000	1,001
Impac CMB Trust
2.512% (US0001M + 0.640%) due 03/25/2035 ~	213	208
JPMorgan Chase Commercial Mortgage Securities Trust
2.548% (LIBOR01M + 0.830%) due 07/15/2034 ~	1,000	1,004
Ladder Capital Commercial Mortgage Mortgage Trust
2.666% due 09/15/2034 ~	1,400	1,402
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.217% (US0001M + 0.440%) due 12/15/2030 ~	3	3
Merrill Lynch Mortgage Investors Trust
2.664% (US0001M + 1.000%) due 10/25/2035 ~	5	5
Morgan Stanley Capital, Inc.
2.627% due 11/15/2034 ~	800	802
MortgageIT Trust
2.512% (US0001M + 0.640%) due 02/25/2035 ~	250	250
Motel 6 Trust
2.697% due 08/15/2034 ~	1,481	1,488
Nomura Resecuritization Trust
2.896% (US0001M + 0.386%) due 12/26/2036 ~	269	267
PFP Ltd.
2.657% due 07/14/2035 ~	295	296
RBSSP Resecuritization Trust
2.121% (US0001M + 0.500%) due 10/26/2036 ~	27	27
3.768% due 10/25/2035 ~	573	580
Structured Asset Mortgage Investments Trust
2.058% (US0001M + 0.250%) due 07/19/2035 ~	4	4
2.332% (US0001M + 0.460%) due 05/25/2045 ~	33	31
2.468% (US0001M + 0.660%) due 09/19/2032 ~	2	2
WaMu Mortgage Pass-Through Certificates Trust
2.283% (12MTA + 1.000%) due 02/25/2046 ~	16	16
2.283% (12MTA + 1.000%) due 08/25/2046 ~	20	19
2.483% (12MTA + 1.200%) due 11/25/2042 ~	8	8
2.683% (12MTA + 1.400%) due 06/25/2042 ~	1	1
Wells Fargo Commercial Mortgage Trust
2.600% due 12/13/2031 ~	500	502

Wells Fargo-RBS Commercial Mortgage Trust
2.986% (LIBOR01M + 1.200%) due 06/15/2045 ~	1,200	1,228

Total Non-Agency Mortgage-Backed Securities (Cost $13,741)		13,775

ASSET-BACKED SECURITIES 14.2%
Avant Loans Funding Trust
2.410% due 03/15/2021	43	43
Bayview Opportunity Master Fund Trust
3.105% due 07/28/2032	353	351
3.105% due 08/28/2032	224	223
3.352% due 11/28/2032	237	237
Bear Stearns Asset-Backed Securities Trust
2.532% (US0001M + 0.660%) due 10/25/2032 ~	1	1
BlueMountain CLO Ltd.
2.650% (US0003M + 0.890%) due 10/29/2025 ~	257	257
CARDS Trust
2.037% due 10/17/2022 ~	1,000	1,000
Carlyle Global Market Strategies CLO Ltd.
2.910% (US0003M + 1.150%) due 07/27/2026 ~	1,400	1,401
Colony American Finance Ltd.
2.544% due 06/15/2048	192	189
Colony Starwood Homes Trust
3.308% (LIBOR01M + 1.500%) due 07/17/2033 ~	686	691
Commonbond Student Loan Trust
2.550% due 05/25/2041	320	314
Countrywide Asset-Backed Certificates
2.352% (LIBOR01M + 0.480%) due 12/25/2031 ^~	1	1
2.612% (US0001M + 0.740%) due 05/25/2032 ~	1	1
Credit Suisse First Boston Mortgage Securities Corp.
2.612% (US0001M + 0.740%) due 08/25/2032 ~	2	2
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021	455	457
Drug Royalty LP
4.572% (US0003M + 2.850%) due 07/15/2023 ~	99	99
Eagle Ltd.
2.570% due 12/15/2039	47	47
ECMC Group Student Loan Trust
2.533% due 02/27/2068 ~	700	701
Edsouth Indenture LLC
2.602% (US0001M + 0.730%) due 04/25/2039 ~	97	97
EFS Volunteer LLC
2.595% (US0003M + 0.850%) due 10/25/2035 ~	425	426
Emerson Park CLO Ltd.
2.702% (US0003M + 0.980%) due 07/15/2025 ~	660	660
Evergreen Credit Card Trust
2.497% (LIBOR01M + 0.720%) due 04/15/2020 ~	1,000	1,000
Figueroa CLO Ltd.
3.452% (US0003M + 1.250%) due 06/20/2027 ~	1,400	1,402
Gallatin CLO Ltd.
2.772% due 07/15/2027 ~	1,300	1,303
Invitation Homes Trust
3.050% (LIBOR01M + 1.300%) due 08/17/2032 ~	471	472
Jamestown CLO Ltd.
2.592% due 01/15/2028 ~	500	500
Master Credit Card Trust
2.331% due 07/22/2024 ~	500	500
Mastr Asset Backed Securities Trust
1.922% (US0001M + 0.050%) due 11/25/2036 ~	2	1
Navient Private Education Loan Trust
2.650% due 12/15/2028	167	166
Navient Student Loan Trust
3.022% (US0001M + 1.150%) due 03/25/2066 ~	2,002	2,037
3.122% (US0001M + 1.250%) due 06/25/2065 ~	569	584
Nelnet Student Loan Trust
2.321% (US0001M + 0.700%) due 09/27/2038 ~	2,673	2,694
3.594% (US0003M + 1.650%) due 11/25/2024 ~	389	395
Northstar Education Finance, Inc.
2.572% (US0001M + 0.700%) due 12/26/2031 ~	65	65
NovaStar Mortgage Funding Trust
2.532% (LIBOR01M + 0.660%) due 01/25/2036 ~	400	398
Oaktree CLO Ltd.
2.965% (US0003M + 1.220%) due 10/20/2026 ~	2,000	2,004
OneMain Financial Issuance Trust
2.370% due 09/14/2032	500	492
2.570% due 07/18/2025	270	270
OSCAR U.S. Funding Trust LLC
2.910% due 04/12/2021 «	600	600
Palmer Square CLO Ltd.
2.951% (US0003M + 1.220%) due 10/17/2027 ~	1,000	1,003
Progress Residential Trust
3.208% (LIBOR01M + 1.400%) due 01/17/2034 ~	599	604
3.308% (LIBOR01M + 1.500%) due 09/17/2033 ~	1,485	1,496
Renaissance Home Equity Loan Trust
2.232% (US0001M + 0.360%) due 11/25/2034 ~	5	4
2.372% (US0001M + 0.500%) due 12/25/2033 ~	18	18
2.752% (US0001M + 0.880%) due 08/25/2033 ~	4	4

Residential Asset Mortgage Products Trust
2.552% (US0001M + 0.680%) due 05/25/2035 ~		300	298
SBA Tower Trust
2.898% due 10/15/2044		300	299
SLC Student Loan Trust
1.899% (US0003M + 0.060%) due 05/15/2029 ~		992	983
2.235% (US0003M + 0.110%) due 03/15/2027 ~		306	304
SLM Student Loan Trust
1.855% (US0003M + 0.110%) due 01/25/2027 ~		968	966
2.295% (US0003M + 0.550%) due 10/25/2064 ~		500	497
2.322% (US0001M + 0.450%) due 09/25/2043 ~		980	984
2.341% (EUR003M + 0.600%) due 01/25/2041 ~		2,000	2,007
2.595% (LIBOR03M + 0.550%) due 12/15/2027 ~		687	688
3.245% (US0003M + 1.500%) due 04/25/2023 ~		1,496	1,530
SMB Private Education Loan Trust
3.227% (US0001M + 1.450%) due 02/17/2032 ~		200	206
SoFi Consumer Loan Program LLC
2.200% due 11/25/2026		229	228
2.500% due 05/26/2026		852	843
2.770% due 05/25/2026		266	264
SoFi Professional Loan Program LLC
2.720% due 10/27/2036		250	248
3.472% (US0001M + 1.600%) due 06/25/2025 ~		123	124
Sound Point CLO Ltd.
2.582% due 04/15/2027 ~		1,400	1,401
2.712% (US0003M + 0.990%) due 07/15/2025 ~		729	729
Springleaf Funding Trust
2.680% due 07/15/2030		600	591
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046 ~		211	209
Sunset Mortgage Loan Co. LLC
4.459% due 09/18/2045		47	47
Symphony CLO LP
2.804% (US0003M + 1.100%) due 01/09/2023 ~		120	120
THL Credit Wind River CLO Ltd.
2.914% (US0003M + 1.180%) due 04/18/2026 ~		2,000	2,003
Trillium Credit Card Trust
1.961% due 02/27/2023 ~		1,500	1,500
U.S. Residential Opportunity Fund Trust
3.352% due 11/27/2037		472	472
Utah State Board of Regents
2.622% (US0001M + 0.750%) due 01/25/2057 ~		1,981	1,981
VOLT LLC
3.000% due 10/25/2047		700	695
3.125% due 06/25/2047		186	185
3.125% due 09/25/2047		1,063	1,060
3.250% due 05/25/2047		598	596
3.375% due 04/25/2047		340	340
3.375% due 05/28/2047		726	727
3.500% due 03/25/2047		358	358

Total Asset-Backed Securities (Cost $48,604)			48,693

SOVEREIGN ISSUES 3.6%
Export-Import Bank of India
2.750% due 04/01/2020		300	297
2.750% due 08/12/2020		600	592
2.892% due 08/21/2022 ~		400	399
3.875% due 10/02/2019		500	506
Japan Bank for International Cooperation
2.486% (US0003M + 0.480%) due 06/01/2020 ~		600	603
2.514% (US0003M + 0.570%) due 02/24/2020 ~		2,200	2,216
Japan Finance Organization for Municipalities
2.125% due 03/06/2019		1,000	996
2.500% due 09/12/2018		2,700	2,703
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018		1,500	1,499
Korea Water Resources Corp.
2.000% due 04/16/2018		1,400	1,400
Tokyo Metropolitan Government
2.500% due 06/08/2022		1,000	978

Total Sovereign Issues (Cost $12,223)			12,189

SHORT-TERM INSTRUMENTS 8.5%
CERTIFICATES OF DEPOSIT 3.0%
Cooperatieve Rabobank UA
0.000% due 04/27/2018	EUR	2,300	2,831
Credit Suisse AG
2.507% due 09/28/2018		$1,200	1,200
First Republic Bank
2.400% due 04/17/2018		5,000	5,000

Itau CorpBanca
2.500% due 12/07/2018		500	498
2.570% due 01/11/2019		700	698

			10,227

COMMERCIAL PAPER 3.7%
Enbridge Energy Partners LP
2.500% due 04/16/2018		1,200	1,199
2.520% due 04/10/2018		2,000	1,999
Energy Transfer Partners LP
2.900% due 04/27/2018		300	299
ENI Finance USA, Inc.
1.980% due 05/07/2018		500	499
Equifax, Inc.
2.400% due 04/05/2018		2,200	2,199
Regie Autonome des Transports Parisiens
1.000% due 04/10/2018	EUR	2,200	2,707
Sempra Energy Holdings
2.500% due 05/09/2018		$2,600	2,593
Viacom, Inc.
2.930% due 06/15/2018		1,000	995

			12,490

SHORT-TERM NOTES 0.2%
Harris Corp.
2.431% due 02/27/2019 ~		600	600

ARGENTINA TREASURY BILLS 0.1%
2.850% due 05/11/2018 (c)(d)	ARS	400	399

JAPAN TREASURY BILLS 1.5%
(0.323)% due 04/16/2018 - 04/23/2018 (b)(c)	JPY	550,000	5,169

Total Short-Term Instruments (Cost $28,917)			28,885

Total Investments in Securities (Cost $344,082)			343,992

	SHARES
INVESTMENTS IN AFFILIATES 1.6%
SHORT-TERM INSTRUMENTS 1.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.6%
PIMCO Short-Term Floating NAV Portfolio III		539,178	5,329

Total Short-Term Instruments (Cost $5,329)			5,329

Total Investments in Affiliates (Cost $5,329)			5,329

Total Investments 102.1% (Cost $349,411)			$349,321
Financial Derivative Instruments (i)(j) 0.0% (Cost or Premiums, net $(299))			20
Other Assets and Liabilities, net (2.1)%			(7,088)

Net Assets 100.0%			$342,253

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lloyds Banking Group PLC	3.000%	10/11/2018	09/18/2017	$800	$798	0.23%
Lloyds Banking Group PLC	3.000	02/04/2019	09/18/2017	700	696	0.20

				$1,500	$1,494	0.43%

Borrowings and Other Financing Transactions

Reversere Purchase Agreements:

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
GRE	2.050%	03/28/2018	04/04/2018	$(6,068)	$(6,070)
	2.050	03/29/2018	04/05/2018	(2,441)	(2,441)

Total Reverse Repurchase Agreements					$(8,511)

(h)	Securities with an aggregate market value of $8,436 have been pledged as collateral under the terms of master agreements as of March 31, 2018.

(1)	The average amount of borrowings outstanding during the period ended March 31, 2018 was $(10,467) at a weighted average interest rate of 1.589%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Canada Bankers Acceptance June Futures	06/2019	185	CAD	35,053	$(1)	$21	$0
3-Month Canada Bankers Acceptance March Futures	03/2019	78		14,791	(26)	9	0
3-Month Canada Bankers Acceptance September Futures	09/2019	30		5,681	2	4	0
90-Day Eurodollar December Futures	12/2018	1,264		$308,116	(564)	0	(47)
90-Day Eurodollar June Futures	06/2019	523		127,252	(113)	0	(13)
U.S. Treasury 10-Year Note June Futures	06/2018	45		5,451	68	11	0

					$(634)	$45	$(60)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	597		$(145,093)	$670	$8	$0
Japan Government 10-Year Bond June Futures	06/2018	5	JPY	(7,085)	(4)	4	0
U.S. Treasury 2-Year Note June Futures	06/2018	287		$(61,019)	2	0	(9)
U.S. Treasury 5-Year Note June Futures	06/2018	829		(94,888)	(312)	0	(91)
United Kingdom Long Gilt June Futures	06/2018	49	GBP	(8,444)	(124)	0	(47)

					$232	$12	$(147)

Total Futures Contracts					$(402)	$57	$(207)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection  (1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$4,300	$(407)	$121	$(286)	$0	$(18)
CDX.IG-29 5-Year Index	(1.000)	Quarterly	12/20/2022	23,600	(561)	115	(446)	0	(21)

					$(968)	$236	$(732)	$0	$(39)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive (4)	1-Day USD-Federal Funds Rate Compounded-OIS	1.675%	Annual	09/19/2018		$291,900	$31	$118	$149	$13	$0
Receive (4)	1-Day USD-Federal Funds Rate Compounded-OIS	1.696	Annual	09/19/2018		350,200	18	141	159	16	0
Receive (4)	1-Day USD-Federal Funds Rate Compounded-OIS	1.724	Annual	09/19/2018		169,100	0	65	65	7	0
Receive (4)	1-Day USD-Federal Funds Rate Compounded-OIS	1.786	Annual	09/19/2018		255,200	0	59	59	11	0
Pay	3-Month USD-LIBOR	1.890	Maturity	09/19/2018		291,900	0	(301)	(301)	0	(13)
Pay	3-Month USD-LIBOR	1.910	Maturity	09/19/2018		350,200	0	(343)	(343)	0	(15)
Pay	3-Month USD-LIBOR	1.945	Maturity	09/19/2018		169,100	0	(151)	(151)	0	(7)
Pay	3-Month USD-LIBOR	2.130	Maturity	09/19/2018		255,200	0	(110)	(110)	0	(11)
Pay (4)	3-Month USD-LIBOR	0.000	Quarterly	06/21/2020		226,000	7	(30)	(23)	0	(4)
Pay (4)	3-Month USD-LIBOR	0.000	Quarterly	05/21/2022		18,600	0	14	14	0	(1)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		12,500	961	329	1,290	0	(20)
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021	MXN	74,100	(247)	44	(203)	6	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021		65,500	(56)	31	(25)	7	0

							$714	$(134)	$580	$60	$(71)

Total Swap Agreements							$(254)	$102	$(152)	$60	$(110)

Cash of $2,917 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	This instrument has a forward starting effective date.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	04/2018	AUD	3,739		$2,931	$59	$0
BOA	04/2018		$2,913	AUD	3,780	0	(10)
BPS	04/2018	EUR	2,300		$2,844	10	0
	05/2018	MXN	2,422		128	0	(4)
CBK	04/2018		$494	EUR	401	0	0
	04/2018		2,536	GBP	1,803	0	(6)
	05/2018	NZD	2,054		$1,502	18	0
FBF	04/2018	JPY	20,000		183	0	(5)
GLM	04/2018	EUR	5,632		6,977	47	0
HUS	04/2018	CAD	7,776		6,162	126	0
JPM	04/2018		$5,265	CAD	6,777	0	(5)
	05/2018	CAD	6,777		$5,268	4	0
MSB	04/2018	JPY	1,038,200		9,807	47	(2)
SCX	04/2018		$764	CAD	999	11	0
UAG	04/2018		3,754	EUR	3,031	0	(25)
	04/2018		4,839	JPY	508,200	0	(63)
	05/2018	EUR	3,031		$3,762	25	0
	05/2018	JPY	508,200		4,848	64	0

Total Forward Foreign Currency Contracts						$411	$(120)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	06/01/2018	$51,100	$64	$37

Total Purchased Options							$64	$37

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850%	05/16/2018		$1,600	$(1)	$(1)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		1,700	(2)	(2)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		2,800	(4)	(3)
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		1,500	(2)	(2)
DUB	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018		900	(1)	(1)
FBF	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018		4,880	(7)	(3)
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	06/20/2018		1,600	(3)	(2)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		5,400	(7)	(6)

							$(27)	$(20)

Foreign Currency Options
Counterparty	Description		Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC AUD versus USD		$0.790	05/25/2018	AUD	4,400	$(16)	$(11)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.805%	06/01/2018	$5,100	$(66)	$(77)

Total Written Options							$(109)	$(108)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$693	$800	$1,493
Corporate Bonds & Notes
Banking & Finance	0	120,467	0	120,467
Industrials	0	83,144	78	83,222
Utilities	0	18,414	0	18,414
Municipal Bonds & Notes
Arkansas	0	86	0	86
California	0	1,981	0	1,981
Utah	0	811	0	811
Washington	0	301	0	301
U.S. Government Agencies	0	3,881	0	3,881
U.S. Treasury Obligations	0	9,794	0	9,794
Non-Agency Mortgage-Backed Securities	0	13,775	0	13,775
Asset-Backed Securities	0	48,093	600	48,693
Sovereign Issues	0	12,189	0	12,189
Short-Term Instruments
Certificates of Deposit	1,200	9,027	0	10,227
Commercial Paper	0	12,490	0	12,490
Short-Term Notes	0	600	0	600
Argentina Treasury Bills	0	399	0	399
Japan Treasury Bills	0	5,169	0	5,169
	$1,200	$341,314	$1,478	$343,992

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,329	$0	$0	$5,329

Total Investments	$6,529	$341,314	$1,478	$349,321

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	57	60	0	117
Over the counter	0	448	0	448
	$57	$508	$0	$565

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(207)	(110)	0	(317)
Over the counter	0	(228)	0	(228)

	$(207)	$(338)	$0	$(545)

Total Financial Derivative Instruments	$(150)	$170	$0	$20

Totals	$6,379	$341,484	$1,478	$349,341

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Portfolio

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 147.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.9%
Avolon Holdings Ltd. SARL
4.072% (LIBOR03M + 2.250%) due 04/03/2022 ~		$13,895	$13,923
Centene Corp.
TBD% due 09/13/2018		30,000	30,000
CenturyLink, Inc.
4.627% (LIBOR03M + 2.750%) due 01/31/2025 ~		9,975	9,835
Endo Luxembourg Finance Co. SARL
6.188% (LIBOR03M + 4.250%) due 04/29/2024 ~		283	283
State Of Qatar
TBD% due 12/21/2020 «		10,000	9,886
Swissport Investments S.A.
4.750% (EUR003M + 4.750%) due 02/08/2022 ~	EUR	800	965

Total Loan Participations and Assignments (Cost $64,758)			64,892

CORPORATE BONDS & NOTES 38.5%
BANKING & FINANCE 32.4%
ABN AMRO Bank NV
2.450% due 06/04/2020		$3,600	3,547
Alexandria Real Estate Equities, Inc.
4.300% due 01/15/2026		7,500	7,583
4.500% due 07/30/2029		4,700	4,771
Ally Financial, Inc.
4.125% due 03/30/2020		1,400	1,409
American Honda Finance Corp.
2.137% due 11/05/2021 ~		18,200	18,223
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(d)	EUR	7,700	2,890
Bank of America Corp.
2.741% (US0003M + 1.000%) due 04/24/2023 ~		$22,400	22,573
2.815% due 03/05/2024 ~		18,600	18,522
2.958% due 10/01/2021 ~		15,100	15,142
3.419% due 12/20/2028 •		4,869	4,666
3.550% due 03/05/2024 •		13,400	13,445
4.000% due 04/01/2024		5,405	5,525
4.125% due 01/22/2024		5,100	5,252
6.875% due 04/25/2018		31,600	31,683
Bank of New York Mellon Corp.
2.600% due 08/17/2020		16,000	15,889
2.755% (US0003M + 0.870%) due 08/17/2020 ~		16,500	16,726
Bank of Nova Scotia
1.875% due 04/26/2021		21,400	20,754
Barclays Bank PLC
5.125% due 01/08/2020		3,600	3,720
7.625% due 11/21/2022 (j)		800	879
7.750% due 04/10/2023 •(j)		5,800	5,816
10.179% due 06/12/2021		5,900	6,929
Barclays PLC
3.200% due 08/10/2021		19,900	19,670
3.333% (US0003M + 1.625%) due 01/10/2023 ~		22,600	23,167
3.921% (US0003M + 2.110%) due 08/10/2021 ~		35,200	36,733
7.000% due 09/15/2019 •(i)(j)	GBP	500	736
BBVA Bancomer S.A.
6.500% due 03/10/2021		$6,400	6,816
7.250% due 04/22/2020		6,400	6,826
Blackstone CQP Holdco LP
6.500% due 03/20/2021		34,900	35,249
BNP Paribas S.A.
3.500% due 03/01/2023		18,700	18,594
BRFkredit A/S
1.000% due 04/01/2018	DKK	44,900	7,411
Cantor Fitzgerald LP
6.500% due 06/17/2022		$8,500	9,266
Capital One Financial Corp.
2.217% due 10/30/2020 ~		18,600	18,534
2.400% due 10/30/2020		18,400	18,044
CIT Group, Inc.
3.875% due 02/19/2019		8,360	8,421
5.500% due 02/15/2019		18,358	18,828
6.125% due 03/09/2028		2,200	2,288
Citigroup, Inc.
2.498% (US0003M + 0.790%) due 01/10/2020 ~		22,600	22,738

2.700% due 10/27/2022		19,400	18,780
2.750% due 04/25/2022		13,000	12,672
3.436% (US0003M + 1.430%) due 09/01/2023 ~		1,000	1,025
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(i)(j)	EUR	600	798
6.875% due 03/19/2020 (j)		8,200	11,376
11.000% due 06/30/2019		$3,900	4,279
Credit Suisse AG
6.500% due 08/08/2023 (j)		4,000	4,358
Credit Suisse Group Funding Guernsey Ltd.
3.450% due 04/16/2021		11,500	11,504
3.800% due 09/15/2022		15,000	15,115
3.800% due 06/09/2023		8,300	8,322
4.024% (US0003M + 2.290%) due 04/16/2021 ~		23,800	25,006
Deutsche Bank AG
2.500% due 02/13/2019		3,500	3,487
2.692% (US0003M + 0.970%) due 07/13/2020 ~		8,100	8,124
2.850% due 05/10/2019		35,600	35,481
3.300% due 11/16/2022		14,400	14,008
3.721% (US0003M + 1.910%) due 05/10/2019 ~		8,800	8,920
3.950% due 02/27/2023		13,000	12,973
4.250% due 10/14/2021		12,200	12,399
Dexia Credit Local S.A.
2.375% due 09/20/2022		34,000	33,164
Discover Financial Services
5.500% due 10/30/2027 •(i)		11,800	11,549
European Investment Bank
0.500% due 08/10/2023	AUD	2,600	1,752
Ford Motor Credit Co. LLC
2.240% due 06/15/2018		$1,000	999
2.901% (US0003M + 0.830%) due 03/12/2019 ~		7,300	7,321
2.943% due 01/08/2019		13,400	13,407
General Motors Financial Co., Inc.
2.350% due 10/04/2019		2,700	2,676
2.650% (US0003M + 0.930%) due 04/13/2020 ~		22,200	22,415
3.150% due 01/15/2020		9,400	9,402
3.200% due 07/13/2020		4,685	4,677
3.700% due 11/24/2020		3,786	3,823
Goldman Sachs Group, Inc.
2.552% due 10/31/2022 ~		24,500	24,471
2.939% (US0003M + 1.100%) due 11/15/2018 ~		5,300	5,323
3.200% due 02/23/2023		19,000	18,740
3.325% (US0003M + 1.200%) due 09/15/2020 ~		8,200	8,332
3.500% due 01/23/2025		3,600	3,533
3.750% due 05/22/2025		17,590	17,419
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		11,700	11,259
GSPA Monetization Trust
6.422% due 10/09/2029		7,495	8,603
HCP, Inc.
4.000% due 12/01/2022		4,300	4,388
Highwoods Realty LP
4.125% due 03/15/2028		3,700	3,684
Hospitality Properties Trust
4.250% due 02/15/2021		6,900	7,025
4.500% due 06/15/2023		4,700	4,806
4.950% due 02/15/2027		13,600	13,848
HSBC Holdings PLC
3.196% (US0003M + 1.500%) due 01/05/2022 ~		23,900	24,626
3.400% due 03/08/2021		18,600	18,691
4.287% (US0003M + 2.240%) due 03/08/2021 ~		12,000	12,610
6.250% due 03/23/2023 •(i)(j)		22,900	23,244
ING Bank NV
2.665% (US0003M + 0.780%) due 08/17/2018 ~		9,200	9,220
International Lease Finance Corp.
7.125% due 09/01/2018		7,000	7,117
Intesa Sanpaolo SpA
7.000% due 01/19/2021 •(i)(j)	EUR	4,800	6,448
Jefferies Finance LLC
7.375% due 04/01/2020		$600	609
JPMorgan Chase & Co.
2.550% due 03/01/2021		8,200	8,072
3.135% (US0003M + 1.100%) due 06/07/2021 ~		27,600	28,155
Lloyds Bank PLC
12.000% due 12/16/2024 •(i)		55,300	69,784
Lloyds Banking Group PLC
3.000% due 01/11/2022		1,700	1,674
7.000% due 06/27/2019 •(i)(j)	GBP	9,600	14,133
7.625% due 06/27/2023 •(i)(j)		5,400	8,481
Metropolitan Life Global Funding
2.608% (US0003M + 0.430%) due 12/19/2018 ~		$15,000	15,029
Mitsubishi UFJ Financial Group, Inc.
2.757% due 03/02/2023 ~		18,500	18,485
3.455% due 03/02/2023		22,200	22,185
Mizuho Financial Group, Inc.
3.549% due 03/05/2023		18,500	18,415

MMcapS Funding Ltd.
2.576% (US0003M + 0.290%) due 12/26/2039 ~		2,471	2,286
Morgan Stanley
2.294% due 02/10/2021 ~		22,400	22,418
2.450% due 02/01/2019		3,000	2,994
Nasdaq, Inc.
2.638% due 03/22/2019 ~		22,600	22,631
National Australia Bank Ltd.
2.250% due 03/16/2021		19,100	18,771
Nationwide Building Society
4.000% due 09/14/2026		6,800	6,560
Navient Corp.
8.450% due 06/15/2018		12,200	12,334
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2018	DKK	649,600	107,220
Nykredit Realkredit A/S
1.000% due 04/01/2018		980,531	161,841
1.000% due 07/01/2018		221,500	36,704
2.000% due 04/01/2018		68,700	11,339
2.000% due 07/01/2018		169,300	28,119
Piper Jaffray Cos.
5.060% due 10/09/2018		$6,000	6,051
Preferred Term Securities Ltd.
2.625% (US0003M + 0.500%) due 03/23/2035 ~		17,340	16,126
3.146% (US0003M + 0.860%) due 07/03/2033 ~		4,000	3,640
Public Storage
3.094% due 09/15/2027		12,500	12,011
Realkredit Danmark A/S
1.000% due 04/01/2018	DKK	1,478,900	244,100
2.000% due 04/01/2018		551,800	91,077
Realty Income Corp.
3.000% due 01/15/2027		$7,600	7,027
Royal Bank of Canada
2.300% due 03/22/2021		19,300	18,977
Santander Holdings USA, Inc.
2.700% due 05/24/2019		3,619	3,611
Santander UK Group Holdings PLC
2.875% due 08/05/2021		7,100	6,961
Santander UK PLC
2.375% due 03/16/2020		5,900	5,819
Senior Housing Properties Trust
4.750% due 02/15/2028		11,000	10,791
Society of Lloyd’s
4.750% due 10/30/2024	GBP	1,800	2,789
Springleaf Finance Corp.
6.125% due 05/15/2022		$19,200	19,615
Sumitomo Mitsui Banking Corp.
2.044% due 10/18/2019 ~		22,900	22,903
2.514% due 01/17/2020		20,300	20,105
Sumitomo Mitsui Financial Group, Inc.
2.934% due 03/09/2021		19,300	19,152
Sumitomo Mitsui Trust Bank Ltd.
1.950% due 09/19/2019		13,900	13,664
2.050% due 03/06/2019		12,000	11,910
Toronto-Dominion Bank
2.250% due 03/15/2021		1,900	1,866
2.500% due 01/18/2023		22,000	21,639
UBS AG
2.355% (US0003M + 0.320%) due 12/07/2018 ~		16,300	16,315
2.627% (US0003M + 0.580%) due 06/08/2020 ~		31,200	31,332
2.856% (US0003M + 0.850%) due 06/01/2020 ~		3,400	3,436
5.125% due 05/15/2024 (j)		1,700	1,739
7.625% due 08/17/2022 (j)		3,700	4,163
UBS Group Funding Switzerland AG
3.000% due 04/15/2021		21,700	21,482
4.125% due 04/15/2026		15,000	15,069
Ventas Realty LP
3.250% due 10/15/2026		4,300	4,040
Washington Prime Group LP
5.950% due 08/15/2024		19,000	18,134
Wells Fargo & Co.
5.895% (US0003M + 3.770%) due 06/15/2018 ~(i)		37,900	38,491
Wells Fargo Bank N.A.
2.675% (US0003M + 0.650%) due 12/06/2019 ~		11,500	11,570

			2,396,308

INDUSTRIALS 3.9%
Altice Financing S.A.
6.625% due 02/15/2023		1,300	1,290
Amazon.com, Inc.
2.800% due 08/22/2024		8,600	8,325
American Airlines Pass-Through Trust
3.000% due 04/15/2030		8,265	7,827
3.250% due 04/15/2030		6,807	6,492

Andeavor Logistics LP
5.500% due 10/15/2019		9,031	9,305
AP Moller - Maersk A/S
2.550% due 09/22/2019		4,800	4,776
Baker Hughes a GE Co. LLC
2.773% due 12/15/2022		7,700	7,542
BAT Capital Corp.
2.764% due 08/15/2022		11,500	11,131
3.222% due 08/15/2024		9,100	8,782
3.557% due 08/15/2027		1,900	1,821
Campbell Soup Co.
3.650% due 03/15/2023		15,200	15,243
4.150% due 03/15/2028		15,200	15,064
CenterPoint Energy Resources Corp.
3.550% due 04/01/2023		9,000	9,035
CVS Health Corp.
4.300% due 03/25/2028		22,200	22,381
Dell International LLC
5.450% due 06/15/2023		13,100	13,897
EMC Corp.
2.650% due 06/01/2020		11,200	10,829
Full House Resorts, Inc.
8.575% due 01/31/2024 «		3,990	3,878
Kraft Heinz Foods Co.
2.800% due 07/02/2020		1,500	1,490
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		2,000	1,917
MPLX LP
4.000% due 03/15/2028		7,200	7,109
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		1,969	2,048
Odebrecht Oil & Gas Finance Ltd.
0.000% due 04/30/2018 (f)(i)		5,201	142
Oracle Corp.
1.900% due 09/15/2021		10,000	9,657
Philip Morris International, Inc.
2.375% due 08/17/2022		21,600	20,814
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		4,600	4,725
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		2,700	2,656
Southern Co.
2.350% due 07/01/2021		15,100	14,641
Sprint Spectrum Co. LLC
4.738% due 09/20/2029		16,900	17,027
5.152% due 09/20/2029		11,100	11,183
Teva Pharmaceutical Finance Netherlands BV
0.125% due 07/27/2018	CHF	700	732
4.500% due 03/01/2025	EUR	11,900	14,698
Wynn Las Vegas LLC
5.500% due 03/01/2025		$18,800	18,941
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		700	693

			286,091

UTILITIES 2.2%
AT&T, Inc.
2.372% (US0003M + 0.650%) due 01/15/2020 ~		14,700	14,758
2.672% (US0003M + 0.950%) due 07/15/2021 ~		16,110	16,288
3.400% due 05/15/2025		11,800	11,381
Enel Finance International NV
2.875% due 05/25/2022		10,520	10,274
Genesis Energy LP
6.750% due 08/01/2022		4,500	4,641
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		5,233	5,128
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (c)		8,377	4,293
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		1,262	1,221
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (c)		3,805	1,132
Petrobras Global Finance BV
6.125% due 01/17/2022		13,400	14,351
Sempra Energy
2.575% due 03/15/2021 ~		22,200	22,273
Verizon Communications, Inc.
3.376% due 02/15/2025		53,814	52,947

3.500% due 11/01/2024	7,800	7,729

		166,416

Total Corporate Bonds & Notes (Cost $2,756,770)		2,848,815

MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.0%
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	400	441

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	14,300	15,587

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	435	442

NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2024 (f)	12,540	10,057

Total Municipal Bonds & Notes (Cost $24,141)		26,527

U.S. GOVERNMENT AGENCIES 45.0%
Fannie Mae
1.653% due 08/25/2055 ~(a)	20,214	1,106
1.875% (LIBOR01M + 0.300%) due 03/25/2044 ~	5,600	5,554
1.932% (LIBOR01M + 0.060%) due 12/25/2036 - 07/25/2037 ~	1,061	1,044
2.025% (LIBOR01M + 0.450%) due 09/25/2046 ~	4,952	4,955
2.122% (LIBOR01M + 0.250%) due 05/25/2037 ~	71	71
2.222% (US0001M + 0.350%) due 03/25/2044 ~	669	669
2.282% (LIBOR01M + 0.410%) due 09/25/2035 ~	400	401
2.310% due 08/01/2022	4,700	4,594
2.401% (12MTA + 1.200%) due 06/01/2043 - 07/01/2044 ~	961	978
2.572% (LIBOR01M + 0.700%) due 10/25/2037 ~	601	610
2.601% (12MTA + 1.400%) due 09/01/2040 ~	3	3
2.670% due 08/01/2022	721	715
2.825% (US0006M + 1.325%) due 04/01/2035 ~	1,328	1,367
2.870% due 09/01/2027	6,700	6,525
3.000% due 09/01/2020 - 10/01/2028	1,951	1,958
3.000% due 06/01/2030 (l)	63,002	63,149
3.205% (US0012M + 1.466%) due 08/01/2035 ~	358	372
3.330% due 11/01/2021	1,236	1,255
3.351% (H15T1Y + 2.115%) due 01/01/2025 ~	3	3
3.465% due 05/25/2035 ~	132	138
3.469% (H15T1Y + 2.210%) due 09/01/2039 ~	18	19
3.500% due 08/01/2029 - 09/01/2029	627	640
3.528% (US0012M + 1.731%) due 05/01/2038 ~(l)	11,325	11,936
3.590% (US0012M + 1.840%) due 09/01/2035 ~	46	48
3.662% (US0012M + 1.912%) due 08/01/2035 ~	29	31
3.813% (COF 11 + 1.250%) due 10/01/2032 ~	178	187
3.815% (COF 11 + 1.250%) due 11/01/2035 ~	31	33
4.000% due 01/01/2026 - 01/01/2046	1,326	1,371
4.255% (COF 11 + 1.926%) due 12/01/2036 ~	262	277
4.500% due 07/01/2020 - 09/01/2045	24,991	26,296
4.879% (COF 11 + 1.733%) due 09/01/2034 ~	130	138
5.000% due 01/01/2023 - 08/01/2044	8,412	9,037
5.500% due 09/01/2019 - 07/01/2041	18,938	20,711
6.000% due 09/01/2021 - 02/01/2039	6,073	6,779
6.500% due 11/01/2034	24	27
7.000% due 04/25/2023 - 06/01/2032	277	304
Fannie Mae, TBA
3.000% due 04/01/2048 - 05/01/2048	697,000	678,645
3.500% due 05/01/2033 - 06/01/2048	1,015,000	1,016,406
4.000% due 04/01/2048 - 05/01/2048	842,000	862,812
4.500% due 04/01/2048 - 05/01/2048	64,000	66,887
5.000% due 06/01/2048	1,500	1,596
5.500% due 04/01/2048	13,000	14,127
6.000% due 04/01/2048	4,000	4,452
Freddie Mac
1.272% due 08/25/2022 ~(a)	54,123	2,482
2.227% (LIBOR01M + 0.450%) due 11/15/2030 ~	3	3
2.263% (12MTA + 1.200%) due 02/25/2045 ~	173	174
2.277% (LIBOR01M + 0.500%) due 09/15/2030 ~	5	5
2.497% (LIBOR01M + 0.720%) due 05/15/2037 ~	221	224
4.000% due 04/01/2029 - 10/01/2041	4,946	5,118
4.500% due 03/01/2029 - 09/01/2041	2,418	2,534
5.500% due 10/01/2034 - 10/01/2038	2,096	2,305
6.000% due 02/01/2033 - 05/01/2040	3,741	4,195
6.500% due 04/15/2029 - 10/01/2037	37	42
7.000% due 06/15/2023	134	144

7.500% due 07/15/2030 - 03/01/2032		43	50
8.500% due 08/01/2024		2	2
Freddie Mac, TBA
3.500% due 04/12/2048 - 05/14/2048		97,000	97,151
4.000% due 04/12/2048 - 05/14/2048		91,000	93,232
4.500% due 05/14/2048		48,900	51,101
6.000% due 04/12/2048		1,000	1,111
Ginnie Mae
2.025% (US0001M + 0.450%) due 08/20/2066 ~		7,737	7,748
2.077% due 10/20/2043 «~		20,000	20,018
2.175% (US0001M + 0.600%) due 07/20/2065 - 08/20/2065 ~		29,364	29,476
2.225% (US0001M + 0.650%) due 07/20/2063 ~		15,416	15,479
2.345% (US0001M + 0.770%) due 10/20/2066 ~		12,471	12,621
2.375% (H15T1Y + 1.500%) due 02/20/2027 - 02/20/2032 ~		122	126
2.375% (US0001M + 0.800%) due 06/20/2066 ~		6,592	6,680
2.386% (LIBOR01M + 0.600%) due 02/16/2030 ~		37	37
2.405% (US0001M + 0.830%) due 08/20/2066 ~		18,582	18,856
2.480% (US0012M + 0.750%) due 06/20/2067 ~		651	670
2.550% (US0012M + 0.750%) due 04/20/2067 ~		13,678	14,116
2.575% (US0001M + 1.000%) due 01/20/2066 ~		4,815	4,922
2.625% (H15T1Y + 1.500%) due 04/20/2026 - 05/20/2030 ~		22	22
2.750% (H15T1Y + 1.500%) due 07/20/2030 ~		2	2
3.000% due 03/15/2045 - 08/15/2045		10,820	10,660
3.125% (H15T1Y + 1.500%) due 10/20/2029 - 11/20/2029 ~		46	47
4.287% due 09/20/2066 ~		22,497	24,733
6.000% due 12/15/2038 - 11/15/2039		27	29
Ginnie Mae, TBA
3.500% due 04/19/2048		13,000	13,120
4.000% due 04/01/2048 - 05/21/2048		63,500	65,216
Small Business Administration
5.130% due 09/01/2023		6	6
6.290% due 01/01/2021		6	6

Total U.S. Government Agencies (Cost $3,309,930)			3,322,689

U.S. TREASURY OBLIGATIONS 14.7%
U.S. Treasury Bonds (l)
2.750% due 08/15/2042		49,200	47,454
2.750% due 11/15/2042 (p)		34,200	32,953
2.750% due 11/15/2047		63,500	60,583
2.875% due 05/15/2043 (n)		38,400	37,784
3.125% due 02/15/2042		9,800	10,109
3.125% due 02/15/2043		9,800	10,084
3.125% due 08/15/2044		92,600	95,182
3.375% due 05/15/2044		249,200	267,514
3.625% due 08/15/2043 (n)		52,880	59,095
3.750% due 11/15/2043		37,800	43,100
4.250% due 05/15/2039 (n)(p)		6,200	7,534
4.375% due 11/15/2039		18,100	22,380
4.375% due 05/15/2040		4,200	5,199
4.500% due 08/15/2039		9,700	12,183
4.625% due 02/15/2040		4,500	5,750
U.S. Treasury Inflation Protected Securities (h)(l)
0.875% due 02/15/2047 (n)(p)		8,420	8,344
U.S. Treasury Notes
1.750% due 09/30/2022 (l)(n)(p)		45,000	43,491
1.875% due 07/31/2022 (l)(n)(p)		52,900	51,472
2.000% due 08/31/2021 (n)(p)		1,400	1,379
2.000% due 10/31/2022 (l)		1,700	1,660
2.125% due 09/30/2024 (l)(p)		90,600	87,632
2.250% due 11/15/2024 (l)(p)		7,100	6,912
2.250% due 11/15/2025 (l)(n)(p)		3,900	3,773
2.250% due 08/15/2027 (l)		31,220	29,917
2.375% due 08/15/2024 (l)(n)(p)		13,700	13,464
2.375% due 05/15/2027 (l)		66,900	64,871
2.500% due 05/15/2024 (l)(n)(p)		26,500	26,270
2.750% due 02/15/2024 (l)(n)(p)		28,700	28,875

Total U.S. Treasury Obligations (Cost $1,086,157)			1,084,964

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.9%
Alba PLC
0.784% (BP0003M + 0.170%) due 03/17/2039 ~	GBP	12,600	17,048
American Home Mortgage Investment Trust
4.211% (US0006M + 2.000%) due 02/25/2045 ~		$518	529
6.200% due 06/25/2036		12,601	5,121
Banc of America Funding Trust
3.608% due 05/25/2035 ~		522	549
6.000% due 03/25/2037 ^		3,782	3,410
Banc of America Mortgage Trust
3.908% due 03/25/2035 ~		4,577	4,487
3.927% due 05/25/2033 ~		601	614
6.500% due 10/25/2031		53	55
BCAP LLC Trust
2.082% (US0001M + 0.210%) due 05/25/2047 ~		4,405	4,126
4.967% due 03/26/2037		714	714

Bear Stearns Adjustable Rate Mortgage Trust
2.782% due 11/25/2030 ~		1	1
3.563% due 02/25/2033 ~		7	8
3.670% (H15T1Y + 2.250%) due 02/25/2036 ~		83	84
3.673% due 11/25/2034 ~		1,485	1,452
3.728% due 02/25/2033 ~		20	19
3.753% due 07/25/2034 ~		572	562
3.808% due 01/25/2034 ~		303	311
3.816% due 01/25/2035 ~		324	318
3.827% due 04/25/2033 ~		118	119
3.827% due 04/25/2034 ~		545	548
3.876% due 01/25/2035 ~		128	131
Bear Stearns ALT-A Trust
3.589% due 09/25/2035 ~		985	878
3.637% due 05/25/2036 ^~		2,712	2,027
3.688% due 05/25/2035 ~		1,660	1,677
Bear Stearns Structured Products, Inc. Trust
3.319% due 12/26/2046 ~		1,395	1,232
3.633% due 01/26/2036 ~		2,179	1,943
Business Mortgage Finance PLC
2.547% (BP0003M + 2.000%) due 02/15/2041 ~	GBP	3,728	5,242
BX Trust
2.697% (LIBOR01M + 0.920%) due 07/15/2034 ~		$18,700	18,765
CFCRE Commercial Mortgage Trust
3.644% due 12/10/2054		7,337	7,477
Chase Mortgage Finance Trust
3.332% due 01/25/2036 ^~		2,778	2,588
Citigroup Mortgage Loan Trust
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~		203	206
5.500% due 12/25/2035		4,059	3,427
Citigroup Mortgage Loan Trust, Inc.
3.414% due 05/25/2035 ~		826	836
Countrywide Alternative Loan Trust
2.012% (US0001M + 0.190%) due 09/20/2046 ~		8,937	7,461
2.032% (US0001M + 0.210%) due 05/20/2046 ^~		7,584	6,392
2.042% (US0001M + 0.170%) due 05/25/2047 ~		2,476	2,248
2.052% (US0001M + 0.180%) due 05/25/2047 ~		1,580	1,543
2.062% (US0001M + 0.190%) due 09/25/2046 ^~		20,126	18,516
2.072% (US0001M + 0.200%) due 05/25/2036 ~		1,377	1,175
2.152% (US0001M + 0.330%) due 11/20/2035 ~		6,891	6,735
2.172% (US0001M + 0.300%) due 08/25/2035 ~		9,805	9,235
2.872% (US0001M + 1.000%) due 08/25/2035 ^~		4,385	3,205
6.000% due 03/25/2035		17,422	16,562
6.000% due 02/25/2037 ^		8,584	6,351
Countrywide Home Loan Mortgage Pass-Through Trust
3.462% (US0012M + 1.750%) due 02/20/2036 ^~		332	295
3.491% due 11/25/2034 ~		1,259	1,256
3.520% due 02/20/2035 ~		1,108	1,121
6.000% due 03/25/2037 ^		2,197	1,920
Credit Suisse First Boston Mortgage Securities Corp.
5.119% due 06/25/2032 ~		17	17
Deutsche ALT-A Securities, Inc.
2.022% (US0001M + 0.150%) due 03/25/2037 ^~		5,937	5,406
2.372% (US0001M + 0.500%) due 02/25/2035 ~		335	326
Eurosail PLC
0.754% (BP0003M + 0.150%) due 03/13/2045 ~	GBP	2,045	2,832
0.764% (BP0003M + 0.160%) due 03/13/2045 ~		7,444	10,361
First Horizon Alternative Mortgage Securities Trust
3.165% due 08/25/2035 ^~		$3,352	3,037
First Horizon Mortgage Pass-Through Trust
3.343% due 10/25/2035 ^~		3,067	2,947
Fort Cre LLC
3.361% (LIBOR01M + 1.500%) due 05/21/2036 ~		1,312	1,313
Great Hall Mortgages PLC
2.308% (US0003M + 0.130%) due 06/18/2039 ~		4,412	4,332
GS Mortgage Securities Corp.
3.120% due 05/10/2050		13,800	13,769
GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		11,100	10,971
3.203% due 02/10/2029		5,700	5,721
3.980% due 02/10/2029		17,850	18,029
GS Mortgage Securities Trust
3.602% due 10/10/2049 ~		3,137	3,120
GSR Mortgage Loan Trust
3.614% due 09/25/2035 ~		2,471	2,529
3.641% due 11/25/2035 ~		618	624
HarborView Mortgage Loan Trust
1.998% (US0001M + 0.190%) due 01/19/2038 ~		4,281	4,211
2.248% (US0001M + 0.440%) due 05/19/2035 ~		400	387
2.308% (US0001M + 0.500%) due 01/19/2036 ~		9,227	7,288
2.468% (US0001M + 0.660%) due 01/19/2035 ~		3,584	2,734
2.558% (US0001M + 0.750%) due 10/19/2035 ~		3,188	2,720
3.415% due 12/19/2035 ^~		3,361	2,819
3.628% due 07/19/2035 ~		1,335	1,182
Hilton USA Trust
2.828% due 11/05/2035		15,000	14,646

IndyMac Adjustable Rate Mortgage Trust
2.779% due 01/25/2032 ~		1	1
IndyMac Mortgage Loan Trust
2.042% (US0001M + 0.170%) due 01/25/2037 ~		3,054	2,923
2.082% (US0001M + 0.210%) due 04/25/2046 ~		4,936	4,585
3.401% due 06/25/2036 ~		7,914	7,013
3.633% due 11/25/2037 ~		2,499	2,454
JPMorgan Mortgage Trust
3.421% due 06/25/2035 ~		455	458
3.503% due 08/25/2034 ~		2,830	2,836
3.605% due 10/25/2036 ^~		4,624	4,427
5.750% due 01/25/2036 ^		557	479
Landmark Mortgage Securities PLC
0.801% (BP0003M + 0.280%) due 04/17/2044 ~	GBP	22,279	30,169
MASTR Adjustable Rate Mortgages Trust
2.023% (12MTA + 0.740%) due 01/25/2047 ^~		$3,447	2,690
Merrill Lynch Mortgage Investors Trust
2.122% (US0001M + 0.250%) due 11/25/2035 ~		54	52
2.664% (US0001M + 1.000%) due 10/25/2035 ~		272	261
3.371% due 04/25/2035 ~		3,014	2,919
Morgan Stanley Bank of America Merrill Lynch Trust
3.069% due 02/15/2048		3,200	3,192
3.557% due 12/15/2047		7,500	7,648
Morgan Stanley Mortgage Loan Trust
3.356% due 07/25/2035 ^~		3,830	3,590
MortgageIT Trust
2.182% (US0001M + 0.310%) due 12/25/2035 ~		3,375	3,331
MSSG Trust
3.397% due 09/13/2039		18,100	17,886
Prime Mortgage Trust
2.272% (US0001M + 0.400%) due 02/25/2034 ~		87	84
2.372% (US0001M + 0.500%) due 02/25/2035 ~		3,904	3,732
RBSSP Resecuritization Trust
3.581% due 12/25/2035 ~		18,577	19,015
Residential Accredit Loans, Inc. Trust
1.972% (US0001M + 0.100%) due 05/25/2037 ~		10,538	9,736
2.057% (US0001M + 0.185%) due 08/25/2036 ~		7,364	6,771
3.272% (US0001M + 1.400%) due 08/25/2036 ^~		5,174	4,938
4.348% due 12/25/2035 ~		545	499
6.000% due 09/25/2036		1,031	929
6.000% due 02/25/2037 ^		24,077	21,371
6.500% due 09/25/2036 ^		6,768	5,169
Residential Asset Securitization Trust
2.322% (US0001M + 0.450%) due 10/25/2035 ~		1,980	1,650
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035		2,153	2,116
6.000% due 06/25/2037 ^		3,052	2,936
Structured Adjustable Rate Mortgage Loan Trust
2.072% (US0001M + 0.200%) due 04/25/2047 ~		2,261	2,287
Structured Asset Mortgage Investments Trust
2.058% (US0001M + 0.250%) due 07/19/2035 ~		1,637	1,600
2.082% (US0001M + 0.210%) due 09/25/2047 ^~		3,440	3,302
2.468% (US0001M + 0.660%) due 09/19/2032 ~		24	24
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.478% due 07/25/2032 ~		3	3
Suntrust Adjustable Rate Mortgage Loan Trust
3.707% due 02/25/2037 ^~		2,916	2,637
Tharaldson Hotel Portfolio Trust
2.490% due 11/11/2034 ~		10,200	10,224
Thornburg Mortgage Securities Trust
3.927% (LIBOR01M + 1.250%) due 06/25/2047 ^~		13,302	12,078
3.977% (US0012M + 1.300%) due 03/25/2037 ~		1,493	1,300
Wachovia Mortgage Loan Trust LLC
3.686% due 05/20/2036 ^~		3,518	3,207
WaMu Mortgage Pass-Through Certificates Trust
2.162% (US0001M + 0.290%) due 10/25/2045 ~		367	368
2.372% (US0001M + 0.500%) due 02/25/2045 ~		11,668	11,468
2.483% (12MTA + 1.200%) due 11/25/2042 ~		188	180
2.683% (12MTA + 1.400%) due 08/25/2042 ~		381	370
3.050% due 05/25/2037 ^~		5,249	4,471
3.071% due 12/25/2036 ^~		399	389
3.396% due 07/25/2037 ^~		2,894	2,705
Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (f)	GBP	0	2,317
1.436% due 12/21/2049 ~		25,791	36,288
2.136% due 12/21/2049 ~		2,359	3,353
2.636% due 12/21/2049 ~		1,179	1,678
3.136% due 12/21/2049 ~		674	961
3.636% due 12/21/2049 ~		674	952
Washington Mutual Mortgage Pass-Through Certificates Trust
5.750% due 01/25/2036 ^		$4,774	4,351
Wells Fargo Mortgage-Backed Securities Trust
3.603% due 07/25/2036 ^~		5,831	5,703
3.738% due 12/25/2034 ~		569	581
3.750% due 01/25/2035 ~		669	684
3.755% due 03/25/2036 ~		1,064	1,081

Total Non-Agency Mortgage-Backed Securities (Cost $560,664)			582,262

ASSET-BACKED SECURITIES 15.1%
Accredited Mortgage Loan Trust
2.002% (US0001M + 0.130%) due 02/25/2037 ~	1,368	1,365
2.132% (US0001M + 0.260%) due 09/25/2036 ~	9,438	9,216
ALESCO Preferred Funding Ltd.
2.601% (LIBOR03M + 0.330%) due 12/23/2036 ~	5,978	5,381
2.611% (LIBOR03M + 0.340%) due 09/23/2036 ~	8,890	8,001
3.021% (US0003M + 0.750%) due 09/23/2038 ~	6,335	6,018
Allegro CLO Ltd.
2.987% (US0003M + 1.220%) due 01/30/2026 ~	10,000	10,000
American Express Credit Account Master Trust
1.640% due 12/15/2021	28,000	27,733
AmeriCredit Automobile Receivables Trust
2.108% (US0001M + 0.300%) due 05/18/2020 ~	1,699	1,699
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.342% (US0001M + 0.470%) due 11/25/2035 ~	9,000	8,685
Argent Securities Trust
2.022% (US0001M + 0.150%) due 07/25/2036 ~	20,167	8,474
2.062% (US0001M + 0.190%) due 03/25/2036 ~	6,968	4,206
Atrium CDO Corp.
2.575% due 04/22/2027 ~	16,700	16,676
Avery Point CLO Ltd.
2.845% (US0003M + 1.100%) due 04/25/2026 ~	12,300	12,312
Bear Stearns Asset-Backed Securities Trust
2.022% (US0001M + 0.150%) due 11/25/2036 ~	10,746	10,412
2.032% (US0001M + 0.160%) due 08/25/2036 ~	1,453	1,686
2.212% (US0001M + 0.340%) due 12/25/2036 ~	12,335	11,237
2.997% (US0001M + 1.125%) due 02/25/2035 ~	8,578	8,642
Capital Auto Receivables Asset Trust
0.000% due 10/20/2020 ~	15,000	15,002
CARDS Trust
2.037% due 10/17/2022 ~	19,000	19,002
Cent CLO Ltd.
2.970% (US0003M + 1.210%) due 07/27/2026 ~	17,900	17,921
Chase Issuance Trust
2.077% (LIBOR01M + 0.300%) due 01/18/2022 ~	14,900	14,959
CIFC Funding Ltd.
3.144% (US0003M + 1.200%) due 05/24/2026 ~	20,000	20,013
Citigroup Mortgage Loan Trust
2.492% (US0001M + 0.620%) due 12/25/2035 ~	1,098	1,103
6.750% due 05/25/2036	4,624	3,590
Countrywide Asset-Backed Certificates
2.012% (US0001M + 0.140%) due 06/25/2047 ^~	3,880	3,563
2.022% (US0001M + 0.150%) due 07/25/2036 ~	4,612	4,604
2.022% (US0001M + 0.150%) due 01/25/2037 ~	1,218	1,216
2.042% (US0001M + 0.170%) due 06/25/2037 ~	5,294	5,283
2.092% (US0001M + 0.220%) due 06/25/2047 ~	16,837	15,862
2.102% (US0001M + 0.230%) due 05/25/2037 ~	7,700	7,089
2.272% (US0001M + 0.400%) due 06/25/2036 ~	6,900	6,782
2.622% (US0001M + 0.750%) due 05/25/2034 ~	3,067	3,070
Countrywide Asset-Backed Certificates Trust
2.672% (US0001M + 0.800%) due 08/25/2047 ~	1,819	1,805
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021	14,952	15,021
Credit-Based Asset Servicing and Securitization LLC
1.932% (US0001M + 0.060%) due 11/25/2036 ~	439	278
Discover Card Execution Note Trust
2.317% (LIBOR01M + 0.540%) due 09/15/2021 ~	14,800	14,865
ECMC Group Student Loan Trust
2.922% (US0001M + 1.050%) due 05/25/2067 ~	10,237	10,292
EMC Mortgage Loan Trust
2.612% (US0001M + 0.740%) due 05/25/2040 ~	120	112
First Franklin Mortgage Loan Trust
2.352% (US0001M + 0.480%) due 12/25/2035 ~	4,122	4,148
2.607% (US0001M + 0.735%) due 09/25/2035 ~	1,041	1,048
Flagship Credit Auto Trust
1.850% due 07/15/2021	4,266	4,243
Ford Credit Floorplan Master Owner Trust
2.221% due 05/15/2023 ~	30,000	30,020
Fremont Home Loan Trust
1.932% (US0001M + 0.060%) due 01/25/2037 ~	81	48
2.282% (US0001M + 0.410%) due 11/25/2035 ~	8,400	7,439
Golden Credit Card Trust
2.177% (LIBOR01M + 0.400%) due 02/15/2021 ~	15,000	15,040
GoldenTree Loan Opportunities Ltd.
3.130% (US0003M + 1.370%) due 10/29/2026 ~	6,300	6,305
GSAA Trust
5.995% due 03/25/2046 ^~	10,336	7,147
GSAMP Trust
1.962% (US0001M + 0.090%) due 06/25/2036 ~	4,829	3,158
Halcyon Loan Advisors Funding Ltd.
2.845% (US0003M + 1.100%) due 10/22/2025 ~	22,400	22,417

Hildene CLO Ltd.
2.919% (US0003M + 1.180%) due 07/19/2026 ~		21,900	21,920
Home Equity Loan Trust
2.102% (US0001M + 0.230%) due 04/25/2037 ~		20,000	17,575
Home Equity Mortgage Loan Asset-Backed Trust
2.012% (US0001M + 0.140%) due 11/25/2036 ~		7,733	7,285
Hyundai Auto Lease Securitization Trust
2.057% (US0001M + 0.280%) due 12/16/2019 ~		5,982	5,988
Jamestown CLO Ltd.
2.575% due 07/25/2027 ~		6,700	6,662
JMP Credit Advisors CLO Ltd.
2.567% due 01/17/2028 ~		21,700	21,698
JPMorgan Mortgage Acquisition Corp.
2.262% (US0001M + 0.390%) due 05/25/2035 ~		4,700	4,676
2.282% (US0001M + 0.410%) due 10/25/2035 ^~		7,500	7,273
JPMorgan Mortgage Acquisition Trust
2.132% (US0001M + 0.260%) due 03/25/2037 ~		2,000	1,954
Lehman XS Trust
2.052% (US0001M + 0.180%) due 06/25/2036 ~		3,300	3,236
Long Beach Mortgage Loan Trust
4.872% (US0001M + 3.000%) due 11/25/2032 ~		16	17
Master Credit Card Trust
2.331% due 07/22/2024 ~		18,700	18,718
MASTR Asset-Backed Securities Trust
2.112% (US0001M + 0.240%) due 03/25/2036 ~		6,544	4,884
2.452% (US0001M + 0.580%) due 12/25/2035 ~		5,825	5,782
Merrill Lynch Mortgage Investors Trust
2.032% (US0001M + 0.160%) due 05/25/2037 ~		24,539	18,869
MidOcean Credit CLO
0.000% due 04/15/2027 «~(b)		4,700	4,701
Monarch Grove CLO
2.443% due 01/25/2028 ~		11,000	11,001
Morgan Stanley ABS Capital, Inc. Trust
2.022% (US0001M + 0.150%) due 07/25/2036 ~		8,527	4,820
2.122% (US0001M + 0.250%) due 08/25/2036 ~		15,987	10,524
Mountain Hawk CLO Ltd.
2.934% (US0003M + 1.200%) due 04/18/2025 ~		13,000	13,011
Navient Private Education Loan Trust
3.277% (US0001M + 1.500%) due 01/16/2035 ~		5,921	5,950
Nelder Grove CLO Ltd.
3.284% (US0003M + 1.300%) due 08/28/2026 ~		22,900	22,938
Nissan Auto Receivables Owner Trust
2.077% (US0001M + 0.300%) due 04/15/2019 ~		574	574
NovaStar Mortgage Funding Trust
2.112% (US0001M + 0.240%) due 11/25/2036 ~		3,376	1,630
OCP CLO Ltd.
2.522% due 07/15/2027 ~		12,100	12,114
Option One Mortgage Loan Trust
2.012% (US0001M + 0.140%) due 03/25/2037 ~		7,267	6,447
2.092% (US0001M + 0.220%) due 05/25/2037 ~		13,296	9,682
Option One Mortgage Loan Trust Asset-Backed Certificates
2.332% (US0001M + 0.460%) due 11/25/2035 ~		14,500	13,496
OSCAR U.S. Funding Trust LLC
2.910% due 04/12/2021 «		4,600	4,601
Popular ABS Mortgage Pass-Through Trust
5.507% due 05/25/2035		9,001	8,062
RAAC Trust
2.212% (US0001M + 0.340%) due 02/25/2036 ~		1,400	1,394
Renaissance Home Equity Loan Trust
5.285% due 01/25/2037		13,394	7,486
5.586% due 11/25/2036		20,910	12,173
Residential Asset Mortgage Products Trust
2.552% (US0001M + 0.680%) due 04/25/2035 ~		7,600	7,613
Residential Asset Securities Corp. Trust
2.032% (US0001M + 0.160%) due 06/25/2036 ~		1,996	1,988
2.112% (US0001M + 0.240%) due 09/25/2036 ~		10,942	10,871
2.122% (US0001M + 0.250%) due 04/25/2037 ~		4,925	4,856
2.272% (US0001M + 0.400%) due 02/25/2036 ~		6,800	6,320
2.532% (LIBOR01M + 0.660%) due 12/25/2035 ~		6,039	5,077
2.742% (US0001M + 0.870%) due 05/25/2035 ~		1,009	1,017
Santander Retail Auto Lease Trust
2.710% due 10/20/2020 «		14,800	14,799
Securitized Asset-Backed Receivables LLC Trust
2.002% (US0001M + 0.130%) due 05/25/2037 ^~		1,338	1,036
SG Mortgage Securities Trust
2.142% (US0001M + 0.270%) due 02/25/2036 ~		2,897	2,007
SLM Student Loan Trust
0.000% (EUR003M + 0.260%) due 12/15/2023 ~	EUR	3,784	4,656
2.595% (LIBOR03M + 0.550%) due 12/15/2027 ~		$15,530	15,539
2.675% (US0003M + 0.550%) due 12/15/2025 ~		18,783	18,886
SMB Private Education Loan Trust
1.930% due 03/16/2026 «~		14,800	14,800
SoFi Professional Loan Program Trust
2.640% due 08/25/2047		22,200	22,151
Sound Point CLO Ltd.
2.845% (US0003M + 1.100%) due 01/21/2026 ~		18,365	18,376

Soundview Home Loan Trust
1.982% (US0001M + 0.110%) due 02/25/2037 ~		1,998	847
2.022% (US0001M + 0.150%) due 06/25/2037 ~		5,945	4,366
2.122% (US0001M + 0.250%) due 11/25/2036 ~		32,677	28,975
2.772% (US0001M + 0.900%) due 10/25/2037 ~		23,415	20,101
Specialty Underwriting & Residential Finance Trust
2.022% (US0001M + 0.150%) due 11/25/2037 ~		19,210	12,899
Structured Asset Securities Corp. Mortgage Loan Trust
2.042% (US0001M + 0.170%) due 12/25/2036 ~		8,834	8,651
2.322% (US0001M + 0.450%) due 05/25/2037 ~		6,900	6,528
Sudbury Mill CLO Ltd.
2.881% (US0003M + 1.150%) due 01/17/2026 ~		10,000	10,011
2.901% (US0003M + 1.170%) due 01/17/2026 ~		10,000	10,006
Symphony CLO Ltd.
2.752% (US0003M + 1.030%) due 10/15/2025 ~		18,364	18,379
Synchrony Credit Card Master Note Trust
2.970% due 03/15/2024		13,000	13,006
Telos CLO Ltd.
3.001% (US0003M + 1.270%) due 01/17/2027 ~		9,800	9,810
U.S. Residential Opportunity Fund Trust
3.352% due 11/27/2037		17,644	17,642
VB-S1 Issuer LLC
6.901% due 06/15/2046		2,500	2,557
Venture CLO Ltd.
2.542% due 04/15/2027 ~		13,100	13,094
2.567% due 01/15/2028 ~		10,100	10,109
VOLT LLC
3.125% due 06/25/2047		13,920	13,883
3.250% due 06/25/2047		6,355	6,344
3.500% due 03/25/2047		4,362	4,365
Voya CLO Ltd.
2.465% due 07/25/2026 ~		8,700	8,706
WaMu Asset-Backed Certificates WaMu Trust
2.122% (US0001M + 0.250%) due 04/25/2037 ~		7,166	4,005
Washington Mutual Asset-Backed Certificates Trust
2.112% (US0001M + 0.240%) due 05/25/2036 ~		10,756	9,451
Wells Fargo Home Equity Asset-Backed Securities Trust
2.757% (US0001M + 0.885%) due 11/25/2035 ~		1,800	1,816

Total Asset-Backed Securities (Cost $1,063,937)			1,116,872

SOVEREIGN ISSUES 6.0%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	300	372
Bonos de la Nacion Argentina con Ajuste por CER
4.000% due 03/06/2020	ARS	533,600	27,889
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2018 (f)	BRL	39,978	11,927
0.000% due 10/01/2018 (f)		782,000	229,771
Cyprus Government International Bond
3.750% due 07/26/2023	EUR	16,900	23,378
4.250% due 11/04/2025		10,300	14,832
Development Bank of Japan, Inc.
2.125% due 09/01/2022		$18,800	18,188
Japan Finance Organization for Municipalities
2.625% due 04/20/2022		22,300	21,940
Japan International Cooperation Agency
2.750% due 04/27/2027		14,600	14,100
Province of Ontario
1.650% due 09/27/2019		2,800	2,767
3.000% due 07/16/2018		3,700	3,709
3.150% due 06/02/2022	CAD	7,600	6,088
4.000% due 10/07/2019		$700	716
4.000% due 06/02/2021	CAD	21,400	17,513
4.200% due 06/02/2020		12,500	10,148
4.400% due 06/02/2019		5,600	4,480
4.400% due 04/14/2020		$600	622
5.500% due 06/02/2018	CAD	2,300	1,798
Province of Quebec
2.750% due 08/25/2021		$17,100	17,068
3.500% due 07/29/2020		3,000	3,058
3.500% due 12/01/2022	CAD	6,300	5,133
3.750% due 09/01/2024		4,800	3,993
4.500% due 12/01/2020		2,500	2,061

Total Sovereign Issues (Cost $457,504)			441,551

SHORT-TERM INSTRUMENTS 18.6%
CERTIFICATES OF DEPOSIT 1.2%
Barclays Bank PLC
1.940% due 09/04/2018		$66,800	66,650

Credit Suisse AG
2.507% due 09/28/2018		22,200	22,200

			88,850

COMMERCIAL PAPER 0.5%
Bank of Montreal
1.474% due 04/12/2018	CAD	20,100	15,592
1.487% due 04/13/2018		3,600	2,793
Sempra Energy Holdings
2.500% due 05/08/2018		$18,000	17,954

			36,339

REPURCHASE AGREEMENTS (k) 0.1%			4,555

SHORT-TERM NOTES 0.7%
Capital Auto Receivables Asset Trust
2.100% due 03/20/2019		30,000	30,001
Letras del Banco Central de la Republica Argentina
25.400% due 08/15/2018	ARS	35,300	1,595
26.250% due 05/16/2018		391,300	18,905
26.400% due 04/18/2018		35,000	1,722
Nigeria Open Market Operation Bills
19.366% due 06/07/2018	NGN	396,000	1,075

			53,298

ARGENTINA TREASURY BILLS 1.1%
6.880% due 04/13/2018 - 01/11/2019 (e)(f)	ARS	669,200	85,004

GREECE TREASURY BILLS 1.2%
1.279% due 06/08/2018 - 03/15/2019 (e)(f)	EUR	74,900	91,718

JAPAN TREASURY BILLS 12.9%
(0.172)% due 04/09/2018 - 05/28/2018 (e)(f)	JPY	101,780,000	956,677

NIGERIA TREASURY BILLS 0.1%
18.187% due 06/14/2018 - 10/04/2018 (e)(f)	NGN	3,580,000	9,564

U.K. TREASURY BILLS 0.2%
0.240% due 04/20/2018 (f)(g)	GBP	10,600	14,870

U.S. TREASURY BILLS 0.6%
1.683% due 04/19/2018 - 04/26/2018 (e)(f)(n)(p)		$41,754	41,721

Total Short-Term Instruments (Cost $1,365,545)			1,382,596

Total Investments in Securities (Cost $10,689,406)			10,871,168

	SHARES
INVESTMENTS IN AFFILIATES 7.3%
SHORT-TERM INSTRUMENTS 7.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.3%
PIMCO Short Asset Portfolio		36,706,733	367,141
PIMCO Short-Term Floating NAV Portfolio III		17,556,815	173,514

Total Short-Term Instruments (Cost $540,967)			540,655

Total Investments in Affiliates (Cost $540,967)			540,655

Total Investments 154.4% (Cost $11,230,373)			$11,411,823
Financial Derivative Instruments (m)(o) (1.3)% (Cost or Premiums, net $15,761)			(97,159)
Other Assets and Liabilities, net (53.1)%			(3,925,842)

Net Assets 100.0%			$7,388,822

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Security is not accruing income as of the date of this report.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Coupon represents a yield to maturity.

(h)	Principal amount of security is adjusted for inflation.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Contingent convertible security.

Borrowings and Other Financing Transactions

(k)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.250%	03/29/2018	04/02/2018	$4,555	U.S. Treasury Notes 2.000% due 04/30/2024	$(4,647)	$4,555	$4,556

Total Repurchase Agreements						$(4,647)	$4,555	$4,556

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	1.940%	03/21/2018	04/23/2018	$(43,919)	$(43,948)
BOS	1.870	03/13/2018	04/12/2018	(61,002)	(61,064)
	1.900	03/13/2018	04/12/2018	(11,341)	(11,353)
CIB	1.640	02/12/2018	04/12/2018	(77,437)	(77,610)
	2.100	03/21/2018	04/04/2018	(159,531)	(159,643)
GRE	1.700	02/20/2018	05/18/2018	(88,511)	(88,682)
	1.760	03/02/2018	04/13/2018	(21,328)	(21,360)
	1.760	03/22/2018	04/13/2018	(19,777)	(19,787)
	1.790	03/06/2018	04/06/2018	(43,495)	(43,554)
	1.820	03/12/2018	04/12/2018	(28,336)	(28,366)
	1.820	03/22/2018	04/12/2018	(19,375)	(19,386)
	2.050	03/28/2018	04/04/2018	(2,073)	(2,073)
JPS	1.450	03/08/2018	04/09/2018	(30,294)	(30,324)
	1.450	03/09/2018	04/09/2018	(5,976)	(5,982)
	1.500	03/02/2018	04/13/2018	(23,064)	(23,093)
RCY	1.640	02/28/2018	04/11/2018	(31,816)	(31,864)
	1.640	03/22/2018	04/11/2018	(29,295)	(29,310)
	1.710	02/13/2018	05/14/2018	(87,464)	(87,663)
	1.720	02/15/2018	05/17/2018	(94,476)	(94,684)

Total Reverse Repurchase Agreements					$(879,746)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	1.870%	03/16/2018	04/16/2018	$(28,947)	$(28,926)
TDM	1.680	02/16/2018	04/13/2018	(20,765)	(20,754)
UBS	1.600	02/05/2018	04/02/2018	(32,817)	(32,817)
	1.630	02/07/2018	04/05/2018	(48,682)	(48,675)

Total Sale-Buyback Transactions					$(131,172)

(l)	Securities with an aggregate market value of $1,027,100 have been pledged as collateral under the terms of master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended March 31, 2018 was $(651,930) at a weighted average interest rate of 1.624%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Payable for sale-buyback transactions includes $(38) of deferred price drop.

(m)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	$105.000	05/25/2018	1,275	$1,275	$11	$1
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	105.250	05/25/2018	2,949	2,949	25	3
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	105.500	05/25/2018	8,008	8,008	69	9
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	106.000	05/25/2018	6,000	6,000	51	6
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	107.500	05/25/2018	878	878	8	1
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	108.000	05/25/2018	4,390	4,390	38	5
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	108.500	05/25/2018	3,071	3,071	26	3
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	178.000	05/25/2018	335	335	3	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	180.000	05/25/2018	2,181	2,181	18	2

Total Purchased Options					$249	$30

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note May 2018 Futures	$120.000	04/20/2018	954	$954	$(207)	$(90)
Put - CBOT U.S. Treasury 10-Year Note May 2018 Futures	120.500	04/20/2018	380	380	(83)	(77)

Total Written Options					$(290)	$(167)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 168.500 on Euro-OAT France Government 10-Year Bond June 2018 Futures	05/2018	630	EUR	8	$(1)	$0	$0
Call Options Strike @ EUR 170.000 on Euro-OAT France Government 10-Year Bond June 2018 Futures	05/2018	1,701		21	(2)	0	0
Euro-Bund 10-Year Bond June Futures	06/2018	3,097		607,540	8,002	762	0
Put Options Strike @ EUR 140.000 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	3,565		44	(4)	0	0
Put Options Strike @ EUR 141.000 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	500		6	(1)	0	0
U.S. Treasury 5-Year Note June Futures	06/2018	17,926		$2,051,827	8,652	1,961	0
U.S. Treasury 10-Year Note June Futures	06/2018	7,293		883,479	6,998	1,709	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	256		41,080	1,012	296	0

					$24,656	$4,728	$0

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	429		$(104,263)	$710	$5	$0
90-Day Eurodollar June Futures	06/2019	985		(239,663)	1,640	25	0
90-Day Eurodollar June Futures	06/2020	1,445		(351,135)	(314)	0	0
90-Day Eurodollar March Futures	03/2020	189		(45,929)	305	2	0
90-Day Eurodollar September Futures	09/2019	1,912		(464,975)	3,299	24	0
90-Day Eurodollar September Futures	09/2020	912		(221,593)	(200)	0	(11)
Australia Government 10-Year Bond June Futures	06/2018	900	AUD	(89,597)	(1,314)	71	(458)
Canada Government 10-Year Bond June Futures	06/2018	1,093	CAD	(113,063)	(2,081)	0	(484)
Euro-Bobl June Futures	06/2018	53	EUR	(8,559)	(54)	0	(8)
Euro-BTP Italy Government Bond June Futures	06/2018	1,130		(192,975)	(5,193)	0	(1,529)
Euro-Buxl 30-Year Bond June Futures	06/2018	887		(180,497)	(5,520)	327	(44)
Euro-OAT France Government 10-Year Bond June Futures	06/2018	3,920		(745,644)	(12,611)	0	(1,351)
Put Options Strike @ EUR 158.000 on Euro-Bund 10-Year Bond May 2018 Futures	04/2018	494		(67)	85	37	0
U.S. Treasury 30-Year Bond June Futures	06/2018	2,176		$(319,056)	(8,709)	0	(1,632)
United Kingdom Long Gilt June Futures	06/2018	163	GBP	(28,088)	(552)	0	(155)

					$(30,509)	$491	$(5,672)

Total Futures Contracts					$(5,853)	$5,219	$(5,672)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
MBIA, Inc.	5.000%	Quarterly	12/20/2018	4.668%		$3,100	$(16)	$29	$13	$0	$(2)
Morgan Stanley	1.000	Quarterly	12/20/2020	0.388		12,100	201	0	201	0	(1)
Tesco PLC	1.000	Quarterly	06/20/2022	0.993	EUR	15,000	(732)	744	12	0	(4)

							$(547)	$773	$226	$0	$(7)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.HY-29 5-Year Index	5.000%	Quarterly	12/20/2022	$23,700	$1,642	$(69)	$1,573	$97	$0
CDX.HY-30 5-Year Index	5.000	Quarterly	06/20/2023	28,700	1,722	58	1,780	129	0
CDX.IG-29 5-Year Index	1.000	Quarterly	12/20/2022	291,800	5,909	(391)	5,518	259	0
CDX.IG-30 5-Year Index	1.000	Quarterly	06/20/2023	253,400	4,417	(146)	4,271	250	0

					$13,690	$(548)	$13,142	$735	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	8.220%	Maturity	01/02/2020	BRL	32,400	$(25)	$244	$219	$9	$0
Pay	1-Year BRL-CDI	10.060	Maturity	01/02/2023		120,700	127	1,489	1,616	47	0
Receive	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046	CAD	5,800	712	107	819	0	(32)
Pay	3-Month USD-LIBOR	1.951	Semi-Annual	12/05/2019		$642,800	0	(2,731)	(2,731)	0	(69)
Receive (5)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		182,300	10,228	(1,568)	8,660	0	(392)
Receive	3-Month USD-LIBOR	2.532	Semi-Annual	12/05/2047		59,300	0	3,240	3,240	0	(294)
Pay (5)	6-Month EUR-EURIBOR	1.613	Annual	07/04/2042	EUR	34,300	0	1,071	1,071	0	(52)
Pay (5)	6-Month EUR-EURIBOR	1.623	Annual	07/04/2042		27,400	0	925	925	0	(41)
Pay (5)	6-Month EUR-EURIBOR	1.624	Annual	07/04/2042		63,600	0	2,174	2,174	0	(96)
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023	GBP	80,300	(51)	(370)	(421)	0	(305)
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		66,400	1,588	(1,160)	428	0	(348)
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	06/20/2048		41,900	2,022	(1,765)	257	0	(310)
Receive (5)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		28,100	(1,405)	(860)	(2,265)	0	(236)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	75,740,000	(4,525)	(436)	(4,961)	449	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		7,200,000	(375)	201	(174)	24	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	01/18/2028		190,000	2	(15)	(13)	1	0
Receive	6-Month JPY-LIBOR	0.285	Semi-Annual	01/25/2028		1,380,000	99	(101)	(2)	5	0
Receive	6-Month JPY-LIBOR	0.351	Semi-Annual	02/08/2028		300,000	0	(18)	(18)	1	0
Receive	6-Month JPY-LIBOR	0.301	Semi-Annual	02/13/2028		560,000	35	(43)	(8)	2	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	02/16/2028		600,000	0	(38)	(38)	2	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		4,200,000	301	(326)	(25)	15	0
Receive (5)	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		340,000	6	(28)	(22)	1	0
Receive (5)	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		2,750,000	(2)	(224)	(226)	11	0

							$8,737	$(232)	$8,505	$567	$(2,175)

Total Swap Agreements							$21,880	$(7)	$21,873	$1,302	$(2,182)

(n)	Securities with an aggregate market value of $70,943 and cash of $15,239 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.

(o)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2018	AUD	5,161		$4,063	$99	$0
	04/2018	DKK	1,162,172		170,379	0	(21,443)
	04/2018	RUB	568,707		9,950	43	0
	04/2018		$59,295	DKK	371,284	1,988	0
	04/2018		29,582	RUB	1,764,266	1,156	0
	05/2018	CAD	3,000		$2,390	59	0
	05/2018	EUR	13,185		16,380	110	0
	05/2018	NOK	158,880		20,613	320	0
	05/2018	SEK	94,450		11,573	228	0
	05/2018		$1,126	EUR	910	0	(3)
	05/2018		34,064	JPY	3,616,700	10	0
	05/2018		169,863	SEK	1,387,800	36	(3,201)
	06/2018		27,765	RUB	1,601,185	0	(37)
	07/2018	DKK	121,255		$18,750	0	(1,399)
	08/2018	EUR	17,800		22,033	0	(121)
	10/2018	BRL	131,200		38,703	0	(408)
BPS	04/2018	DKK	1,403,158		207,043	0	(24,554)
	04/2018		$12,837	RUB	766,544	517	0
	05/2018	JPY	3,544,900		$33,401	64	(59)
	05/2018	SEK	1,147,870		143,074	5,056	0
	05/2018		$2,419	MXN	45,686	80	0
	06/2018	TWD	2,717,414		$94,018	0	(79)
	06/2018		$180	TWD	5,203	0	0
	07/2018	DKK	148,689		$22,287	0	(2,421)
BRC	04/2018	ARS	14,200		702	2	0
	04/2018	GBP	10,600		14,835	0	(47)
	05/2018	NOK	30,160		3,922	69	0
	05/2018		$4,010	GBP	2,878	34	0
	06/2018		3,395	KRW	3,601,755	2	0
CBK	04/2018	BRL	55,900		$16,874	0	(58)
	04/2018	CHF	197		209	3	0
	04/2018	JPY	2,300,000		21,765	141	0
	04/2018	RUB	362,117		6,294	1	(13)
	04/2018		$16,818	BRL	55,900	114	0
	04/2018		4,433	DKK	26,775	0	(14)
	04/2018		55,413	GBP	39,400	0	(134)
	04/2018		67,159	RUB	3,828,029	0	(474)
	05/2018	EUR	19,578		$24,319	159	0
	05/2018	GBP	32,344		45,318	146	(284)
	05/2018	JPY	32,760,000		304,351	294	(4,465)
	05/2018	MXN	43,818		2,329	0	(67)
	05/2018	TRY	1,220		311	6	0
	05/2018		$96,467	GBP	69,520	1,249	(15)
	05/2018		11,408	RUB	663,445	97	0
	05/2018		9,457	SEK	77,435	0	(156)
	06/2018		2,942	KRW	3,127,434	8	0
	07/2018	DKK	388,878		$59,860	0	(4,761)
DUB	04/2018	BRL	26,474		7,965	0	(54)
	04/2018		$4,883	AUD	6,309	0	(37)
	04/2018		8,139	BRL	26,474	0	(120)
	05/2018	AUD	6,309		$4,883	37	0
	05/2018		$7,857	NOK	61,065	0	(57)
	06/2018		10,846	RUB	626,823	9	0
	06/2018		33,241	TWD	963,054	108	0
FBF	04/2018	BRL	112,234		$33,767	0	(229)
	04/2018	RUB	228,847		4,016	28	0
	04/2018		$34,062	BRL	112,234	0	(67)
	05/2018	BRL	112,234		$33,963	50	0
GLM	04/2018	AUD	1,148		893	11	0
	04/2018	BRL	53,462		16,447	253	0
	04/2018	DKK	501,039		73,976	0	(8,723)
	04/2018	KRW	3,106,101		2,912	0	(2)
	04/2018	RUB	1,756,920		30,441	5	(166)
	04/2018		$16,117	BRL	53,462	87	(11)
	04/2018		2,901	KRW	3,106,101	13	0
	04/2018		16,820	RUB	954,328	13	(191)
	05/2018	EUR	38,935		$48,076	29	0
	05/2018	GBP	142,983		199,117	0	(1,827)
	05/2018	JPY	10,440,500		98,016	0	(348)
	05/2018		$33,316	EUR	26,549	0	(553)
	05/2018		138,795	JPY	14,629,300	0	(967)
	06/2018	CNH	1,796		$283	0	(3)
	06/2018		$77,464	KRW	83,537,494	1,332	0
	06/2018		7,585	RUB	432,718	0	(92)
	06/2018		7,151	TWD	207,794	44	0
	07/2018		13,105	RUB	762,602	58	0
	10/2018	BRL	11,000		$3,284	5	0
HUS	04/2018		264,800		77,899	0	(2,308)
	04/2018	CAD	71,595		56,662	1,100	(11)
	04/2018	DKK	227,049		33,800	0	(3,676)
	04/2018	GBP	39,400		56,022	744	0
	04/2018	RUB	4,348,088		75,521	51	(190)
	04/2018	TWD	482,012		16,570	38	0
	04/2018		$80,970	BRL	264,800	38	(801)
	04/2018		79,325	RUB	4,613,316	1,091	(2)
	04/2018		16,564	TWD	482,012	0	(32)
	05/2018		56,090	GBP	39,400	0	(744)
	05/2018		209	ZAR	2,551	5	0
	06/2018	KRW	143,891,135		$133,115	0	(2,609)
	06/2018		$23,677	TWD	683,458	14	(24)
	07/2018	EUR	14,900		$18,109	0	(354)
	03/2019		15,400		19,672	180	0
JPM	04/2018	BRL	111,204		33,949	474	(208)
	04/2018	CAD	21,735		16,778	3	(98)
	04/2018	DKK	527,463		82,637	0	(4,423)
	04/2018	NZD	2,408		1,737	0	(3)
	04/2018	RUB	3,580,636		62,350	59	(120)
	04/2018		$33,504	BRL	111,204	180	0
	04/2018		52,756	CAD	67,908	0	(45)
	05/2018	AUD	1,302		$1,000	0	0
	05/2018	CAD	67,908		52,785	44	0
	05/2018	EUR	32,285		40,479	638	0
	05/2018	GBP	54,847		76,287	0	(793)
	05/2018	JPY	8,439,000		80,318	811	0
	05/2018	NOK	54,585		7,117	145	0
	05/2018	SEK	284,075		34,844	722	0
	05/2018		$3,239	BRL	10,700	0	(6)
	05/2018		64,825	CAD	83,581	89	0
	05/2018		14,702	EUR	11,868	0	(56)
	05/2018		21,484	GBP	15,240	21	(87)
	05/2018		149,653	JPY	15,760,700	0	(1,166)
	05/2018		14,500	NOK	113,215	30	(69)
	05/2018		60,644	SEK	495,575	0	(1,118)
	06/2018	EUR	13,700		$16,997	60	0
	06/2018	NGN	1,167,305		3,100	0	(97)
	06/2018	RUB	3,709,334		64,615	380	0
	06/2018		$8,352	RUB	476,641	0	(98)
	06/2018		6,936	TWD	200,624	11	0
	07/2018	DKK	133,980		$20,186	0	(2,080)
	07/2018		$63,523	DKK	396,401	2,347	0
	10/2018	BRL	220,200		$65,780	234	(96)
	10/2018	NGN	1,030,562		2,750	0	(17)
MSB	04/2018	RUB	1,435,685		25,066	29	0
	05/2018	EUR	5,975		7,381	8	0
	05/2018	JPY	54,420,000		503,476	0	(9,106)
	06/2018	RUB	362,979		6,305	19	0
	06/2018		$17,951	KRW	19,448,419	394	0
	06/2018		2,958	TWD	85,516	3	0
	10/2018	BRL	340,000		$102,209	855	0
NGF	10/2018		79,600		23,938	209	0
RBC	04/2018		$1,332	CAD	1,722	4	0
	05/2018		1,117	EUR	900	0	(6)
RYL	05/2018		8,778	NOK	68,255	0	(60)
	08/2018	EUR	6,100		$7,534	0	(57)
SCX	04/2018	BRL	39,978		11,980	0	(129)
	04/2018	KRW	34,610,018		32,317	0	(153)
	04/2018		$12,038	BRL	39,978	71	0
	04/2018		32,141	KRW	34,610,018	329	0
	05/2018		11,947	BRL	39,978	133	0
	05/2018		36,350	SEK	293,945	0	(1,042)
	06/2018	NGN	1,544,165		$4,098	0	(133)
	06/2018	SGD	354		269	0	(1)
	06/2018	THB	32,947		1,039	0	(17)
	06/2018		$327	INR	21,537	1	0
	06/2018		32,376	KRW	34,610,018	270	0
	06/2018		5,678	TWD	164,208	8	0
	07/2018	BRL	39,978		$11,938	0	(75)
	08/2018	EUR	7,000		8,802	109	0
SOG	04/2018	ARS	20,800		1,028	2	0
	05/2018	ILS	1,659		490	16	0
SSB	04/2018	BRL	26,989		8,120	0	(55)
	04/2018		$8,308	BRL	26,989	0	(133)
TOR	04/2018	DKK	393,900		$57,600	0	(7,415)
UAG	04/2018	BRL	44,322		13,402	0	(22)
	04/2018	RUB	750,234		13,162	89	0
	04/2018		$13,335	BRL	44,322	90	0
	04/2018		2,094	RUB	120,143	0	0
	05/2018	JPY	10,300,000		$95,179	0	(1,833)
	05/2018		$13,365	BRL	44,322	27	0
	06/2018		8,964	RUB	513,278	0	(76)

Total Forward Foreign Currency Contracts						$26,348	$(119,304)

Purchased Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC CDX.IG-29 5-Year Index	Buy	1.200%	04/18/2018	$150,000	$22	$3
	Put - OTC CDX.IG-29 5-Year Index	Buy	1.300	04/18/2018	50,000	8	1
	Put - OTC CDX.IG-29 5-Year Index	Buy	1.300	05/16/2018	15,000	2	2

						$32	$6

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945%	12/09/2019	$24,100	$1,157	$1,519
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/11/2019	25,300	1,194	1,599
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	08/20/2018	15,000	1,592	417
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940	08/20/2018	13,100	1,281	352
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019	6,100	293	387
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905	08/20/2018	12,800	1,280	386

							$6,797	$4,660

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FBF	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	$80.000	04/05/2018	$5,000	$0	$0
JPM	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	69.000	05/07/2018	300,000	12	0

					$12	$0

Total Purchased Options					$6,841	$4,666

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800%	04/18/2018	$38,200	$(49)	$(6)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	8,400	(9)	(10)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.800	06/20/2018	62,000	(105)	(106)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	17,600	(27)	(20)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018	17,900	(31)	(25)
CBK	Put - OTC CDX.IG-29 5-Year Index	Sell	0.850	04/18/2018	35,300	(35)	(4)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	4,900	(6)	(6)
DUB	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	04/18/2018	35,900	(43)	(6)
	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018	4,500	(6)	(2)
FBF	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018	10,100	(14)	(5)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	11,800	(14)	(14)

						$(339)	$(204)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Call - OTC USD versus BRL	BRL	3.300	04/11/2018		$27,000	$(190)	$(213)
	Call - OTC USD versus BRL		3.305	04/25/2018		25,900	(245)	(292)
JPM	Call - OTC USD versus BRL		3.330	04/12/2018		18,800	(188)	(88)
MSB	Call - OTC USD versus MXN	MXN	19.230	04/11/2018		14,000	(118)	(2)
	Call - OTC USD versus MXN		19.550	04/12/2018		15,500	(130)	(1)
	Call - OTC USD versus MXN		19.250	04/25/2018		44,100	(488)	(43)
	Call - OTC USD versus SEK	SEK	8.340	04/25/2018		34,500	(144)	(295)
RYL	Put - OTC AUD versus USD		$0.768	04/12/2018	AUD	30,700	(127)	(139)
	Call - OTC AUD versus USD		0.807	04/12/2018		30,700	(140)	0

							$(1,770)	$(1,073)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	$13,700	$(116)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	32,900	(293)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	14,800	(191)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	4,900	(37)	0
	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	15,400	(151)	0

						$(788)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	12/09/2019	$105,900	$(1,157)	$(1,973)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/11/2019	111,200	(1,193)	(2,077)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	123,500	(2,876)	(823)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	26,800	(292)	(501)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	56,500	(1,260)	(376)

							$(6,778)	$(5,750)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	$100.242	05/07/2018	$38,000	$(105)	$(146)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	100.305	05/07/2018	19,000	(50)	(67)
FBF	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	95.969	04/05/2018	60,000	(274)	(1)
	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	95.973	04/05/2018	60,000	(274)	(1)
GSC	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	100.234	05/07/2018	36,000	(118)	(140)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	100.445	05/07/2018	11,000	(29)	(32)
JPM	Put - OTC Fannie Mae, TBA 3.500% due 04/01/2048	99.352	04/05/2018	59,000	(325)	(4)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	100.426	05/07/2018	27,000	(75)	(82)

					$(1,250)	$(473)

Total Written Options					$(10,925)	$(7,500)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	Quarterly	06/20/2018	0.426%	$700	$(101)	$102	$1	$0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.754	6,200	(642)	670	28	0
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	0.802	500	(77)	79	2	0
BRC	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.754	2,300	(347)	358	11	0
GST	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.754	2,400	(264)	275	11	0
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	0.802	400	(64)	66	2	0
HUS	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	0.802	1,500	(274)	280	6	0

							$(1,769)	$1,830	$61	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$10,367	$(225)	$303	$78	$0

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPS	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.700%	Maturity	04/05/2018	$180,000	$0	$(35)	$0	$(35)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.690	Maturity	04/19/2018	120,000	0	(3)	0	(3)

							$0	$(38)	$0	$(38)

Total Swap Agreements							$(1,994)	$2,095	$139	$(38)

(p)	Securities with an aggregate market value of $101,192 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$55,006	$9,886	$64,892
Corporate Bonds & Notes
Banking & Finance	0	2,396,308	0	2,396,308
Industrials	0	282,213	3,878	286,091
Utilities	0	166,416	0	166,416
Municipal Bonds & Notes
California	0	441	0	441
Illinois	0	15,587	0	15,587
Iowa	0	442	0	442
New Jersey	0	10,057	0	10,057
U.S. Government Agencies	0	3,302,671	20,018	3,322,689
U.S. Treasury Obligations	0	1,084,964	0	1,084,964
Non-Agency Mortgage-Backed Securities	0	582,262	0	582,262
Asset-Backed Securities	0	1,077,971	38,901	1,116,872
Sovereign Issues	0	441,551	0	441,551
Short-Term Instruments
Certificates of Deposit	22,200	66,650	0	88,850
Commercial Paper	0	36,339	0	36,339
Repurchase Agreements	0	4,555	0	4,555
Short-Term Notes	0	53,298	0	53,298
Argentina Treasury Bills	0	85,004	0	85,004
Greece Treasury Bills	0	91,718	0	91,718
Japan Treasury Bills	0	956,677	0	956,677
Nigeria Treasury Bills	0	9,564	0	9,564
U.K. Treasury Bills	0	14,870	0	14,870
U.S. Treasury Bills	0	41,721	0	41,721
	$22,200	$10,776,285	$72,683	$10,871,168

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$540,655	$0	$0	$540,655

Total Investments	$562,855	$10,776,285	$72,683	$11,411,823

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5,219	1,332	0	6,551
Over the counter	0	31,153	0	31,153
	$5,219	$32,485	$0	$37,704

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5,672)	(2,349)	0	(8,021)
Over the counter	0	(126,842)	0	(126,842)

	$(5,672)	$(129,191)	$0	$(134,863)

Total Financial Derivative Instruments	$(453)	$(96,706)	$0	$(97,159)

Totals	$562,402	$10,679,579	$72,683	$11,314,664

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Schedule of Investments

PIMCO Unconstrained Bond Portfolio

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 118.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
Avolon Holdings Ltd. SARL
4.072% (LIBOR03M + 2.250%) due 04/03/2022 ~		$596	$597
Caesars Resort Collection LLC
4.627% (LIBOR03M + 2.750%) due 12/22/2024 ~		299	302
Centene Corp.
TBD% due 09/13/2018		400	400
CenturyLink, Inc.
4.627% (LIBOR03M + 2.750%) due 01/31/2025 ~		299	295
Charter Communications Operating LLC
3.880% (LIBOR03M + 2.000%) due 04/30/2025 ~		197	197
Ply Gem Industries, Inc.
TBD% due 03/01/2019		500	500

Total Loan Participations and Assignments (Cost $2,280)			2,291

CORPORATE BONDS & NOTES 18.0%
BANKING & FINANCE 11.7%
ABN AMRO Bank NV
4.750% due 07/28/2025		100	103
AGFC Capital Trust
3.472% (US0003M + 1.750%) due 01/15/2067 ~		100	54
American International Group, Inc.
4.125% due 02/15/2024		300	305
Bank of America Corp.
0.000% due 10/21/2025 ~	MXN	2,000	136
3.550% due 03/05/2024 •		$800	803
5.875% due 03/15/2028 •(i)		600	605
6.875% due 04/25/2018		1,300	1,303
Barclays Bank PLC
7.625% due 11/21/2022 (j)		400	440
7.750% due 04/10/2023 •(j)		200	201
14.000% due 06/15/2019 •(i)	GBP	500	793
Barclays PLC
6.500% due 09/15/2019 •(i)(j)	EUR	200	262
8.250% due 12/15/2018 •(i)(j)		$2,100	2,172
Blackstone CQP Holdco LP
6.500% due 03/20/2021		300	303
Citigroup, Inc.
6.250% due 08/15/2026 •(i)		200	212
Cooperatieve Rabobank UA
2.500% due 01/19/2021		500	492
3.750% due 07/21/2026		700	676
6.875% due 03/19/2020 (j)	EUR	1,100	1,526
Credit Agricole S.A.
6.500% due 06/23/2021 •(i)(j)		300	414
Credit Suisse AG
6.500% due 08/08/2023 (j)		$600	654
Credit Suisse Group AG
2.997% due 12/14/2023 •		550	534
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		700	684
Deutsche Bank AG
4.250% due 10/14/2021		1,450	1,474
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		800	783
3.200% due 02/23/2023		300	296
3.625% due 01/22/2023		300	301
6.150% due 04/01/2018		200	200
HSBC Holdings PLC
3.196% (US0003M + 1.500%) due 01/05/2022 ~		400	412
3.400% due 03/08/2021		600	603
4.300% due 03/08/2026		500	513
6.000% due 05/22/2027 •(i)(j)		500	498
6.250% due 03/23/2023 •(i)(j)		500	508
Intesa Sanpaolo SpA
3.875% due 01/12/2028		1,000	944
JPMorgan Chase & Co.
3.486% (US0003M + 1.480%) due 03/01/2021 ~		2,000	2,058
7.900% due 04/30/2018 •(i)		700	704
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(i)(j)	GBP	400	589
7.625% due 06/27/2023 •(i)(j)		1,956	3,072

7.875% due 06/27/2029 •(i)(j)		200	339
Mitsubishi UFJ Financial Group, Inc.
2.190% due 09/13/2021		$700	676
Morgan Stanley
3.125% due 01/23/2023		200	197
3.591% due 07/22/2028 •		800	774
3.772% due 01/24/2029 •		100	99
MUFG Union Bank N.A.
2.625% due 09/26/2018		300	300
Nationwide Building Society
3.766% due 03/08/2024 •		300	299
10.250% ~(i)	GBP	2	494
Navient Corp.
5.875% due 03/25/2021		$200	205
Nissan Motor Acceptance Corp.
2.650% due 09/26/2018		200	200
Rio Oil Finance Trust
9.250% due 07/06/2024		488	532
Royal Bank of Scotland Group PLC
8.625% due 08/15/2021 •(i)(j)		1,200	1,306
Santander UK PLC
2.500% due 03/14/2019		1,400	1,395
Springleaf Finance Corp.
6.125% due 05/15/2022		150	153
Standard Chartered PLC
3.015% (US0003M + 1.130%) due 08/19/2019 ~		800	808
Stichting AK Rabobank Certificaten
6.500% (i)	EUR	50	75
Synchrony Bank
3.000% due 06/15/2022		$500	484
Toronto-Dominion Bank
2.704% (US0003M + 1.000%) due 04/07/2021 ~		800	815
UBS AG
5.125% due 05/15/2024 (j)		1,300	1,330
7.625% due 08/17/2022 (j)		250	281
Wells Fargo & Co.
2.600% due 07/22/2020		200	198
3.584% due 05/22/2028 •		400	391

			36,978

INDUSTRIALS 5.4%
AbbVie, Inc.
1.800% due 05/14/2018		400	400
2.300% due 05/14/2021		100	98
Allergan Sales LLC
4.875% due 02/15/2021		233	241
Altice Financing S.A.
6.625% due 02/15/2023		400	397
7.500% due 05/15/2026		700	688
Altice France S.A.
5.625% due 05/15/2024	EUR	400	500
Amazon.com, Inc.
4.050% due 08/22/2047		$600	598
American Airlines Pass-Through Trust
3.000% due 04/15/2030		389	368
Anheuser-Busch InBev Worldwide, Inc.
2.463% (US0003M + 0.690%) due 08/01/2018 ~		3,400	3,405
4.000% due 04/13/2028 (b)		600	608
BC Unlimited Liability Co.
4.250% due 05/15/2024		300	287
Broadcom Corp.
3.000% due 01/15/2022		400	393
3.625% due 01/15/2024		100	98
CCO Holdings LLC
5.000% due 02/01/2028		700	660
Charter Communications Operating LLC
4.908% due 07/23/2025		400	409
6.484% due 10/23/2045		100	110
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		600	630
7.000% due 06/30/2024		200	222
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024		200	194
Continental Resources, Inc.
4.375% due 01/15/2028		300	293
CVS Health Corp.
4.100% due 03/25/2025		800	806
5.125% due 07/20/2045		100	107
Dell International LLC
3.480% due 06/01/2019		150	151
4.420% due 06/15/2021		250	257
6.020% due 06/15/2026		150	162
DISH DBS Corp.
4.250% due 04/01/2018		300	300
7.875% due 09/01/2019		400	420

Exela Intermediate LLC
10.000% due 07/15/2023		300	305
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK)
3.750% due 09/15/2026 (c)	EUR	200	257
IRB Holding Corp.
6.750% due 02/15/2026		$300	295
Kraft Heinz Foods Co.
2.000% due 07/02/2018		350	350
Murphy Oil Corp.
5.750% due 08/15/2025		200	197
Newfield Exploration Co.
5.375% due 01/01/2026		500	519
Penske Truck Leasing Co. LP
3.950% due 03/10/2025		500	502
QGOG Constellation S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 (c)		300	146
QUALCOMM, Inc.
4.800% due 05/20/2045		100	104
Reynolds Group Issuer, Inc.
7.000% due 07/15/2024		125	131
Sirius XM Radio, Inc.
3.875% due 08/01/2022		200	193
Thermo Fisher Scientific, Inc.
3.600% due 08/15/2021		400	404
Universal Health Services, Inc.
3.750% due 08/01/2019		400	403
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		400	394

			17,002

UTILITIES 0.9%
AT&T, Inc.
4.100% due 02/15/2028		306	304
Petrobras Global Finance BV
4.375% due 05/20/2023		50	49
5.999% due 01/27/2028		1,868	1,852
6.250% due 12/14/2026	GBP	100	150
6.850% due 06/05/2115		$350	333
Verizon Communications, Inc.
4.125% due 03/16/2027		300	304

			2,992

Total Corporate Bonds & Notes (Cost $56,870)			56,972

MUNICIPAL BONDS & NOTES 0.2%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		100	111
7.750% due 01/01/2042		100	109

			220

PUERTO RICO 0.0%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(d)		200	85
Commonwealth of Puerto Rico General Obligation Bonds, Series 2014
8.000% due 07/01/2035 ^(d)		100	43

			128

TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024		200	205

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (f)		3,000	182

Total Municipal Bonds & Notes (Cost $659)			735

U.S. GOVERNMENT AGENCIES 11.2%
Fannie Mae, TBA
3.000% due 05/01/2048		4,100	3,990
3.500% due 04/01/2048 - 06/01/2048		30,300	30,301
Freddie Mac
1.521% due 10/25/2021 ~(a)		367	16

Ginnie Mae, TBA
4.000% due 04/01/2048	1,000	1,028

Total U.S. Government Agencies (Cost $35,169)		35,335

U.S. TREASURY OBLIGATIONS 50.0%
U.S. Treasury Bonds
2.875% due 11/15/2046	150	147
U.S. Treasury Inflation Protected Securities (h)
0.125% due 07/15/2024	835	815
0.250% due 01/15/2025 (l)	5,819	5,688
0.375% due 07/15/2027	3,040	2,964
0.625% due 01/15/2026	5,028	5,025
2.000% due 01/15/2026 (p)	812	896
2.375% due 01/15/2025	2,630	2,944
2.375% due 01/15/2027	2,102	2,406
U.S. Treasury Notes
1.250% due 07/31/2023	4,000	3,733
1.375% due 06/30/2023	7,550	7,101
1.375% due 08/31/2023	4,600	4,315
1.625% due 02/15/2026 (p)	700	645
1.625% due 05/15/2026	1,230	1,131
1.750% due 09/30/2022	5,700	5,509
1.875% due 12/15/2020 (l)	11,100	10,957
1.875% due 07/31/2022	5,200	5,060
2.000% due 05/31/2021 (n)(p)	1,100	1,086
2.000% due 12/31/2021 (n)(p)	3,600	3,536
2.000% due 07/31/2022 (p)	11,400	11,155
2.000% due 11/30/2022	1,000	976
2.000% due 04/30/2024	3,600	3,467
2.000% due 05/31/2024 (l)	43,000	41,384
2.125% due 09/30/2021 (n)	16,500	16,310
2.125% due 07/31/2024	2,200	2,131
2.125% due 05/15/2025 (p)	50	48
2.250% due 12/31/2023	4,150	4,066
2.250% due 01/31/2024	1,270	1,243
2.250% due 11/15/2024	1,500	1,460
2.375% due 08/15/2024	1,900	1,867
2.375% due 05/15/2027 (l)	1,960	1,901
2.500% due 05/15/2024	2,600	2,577
2.750% due 02/15/2024	5,200	5,232

Total U.S. Treasury Obligations (Cost $162,410)		157,775

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.7%
American Home Mortgage Assets Trust
2.082% (US0001M + 0.210%) due 06/25/2037 ~	1,006	934
Banc of America Funding Trust
2.012% (US0001M + 0.190%) due 07/20/2036 ~	1,637	1,614
Banc of America Mortgage Trust
3.778% due 06/25/2035 ~	157	149
BCAP LLC Trust
5.250% due 06/26/2036	417	296
Bear Stearns Adjustable Rate Mortgage Trust
3.578% due 11/25/2034 ~	592	537
3.637% due 01/25/2035 ~	12	12
CBA Commercial Small Balance Commercial Mortgage
2.372% (LIBOR01M + 0.500%) due 06/25/2038 ~	1,227	777
Countrywide Alternative Loan Trust
2.002% (US0001M + 0.180%) due 02/20/2047 ^~	325	266
2.042% (US0001M + 0.170%) due 01/25/2037 ^~	700	684
6.000% due 02/25/2037 ^	406	305
6.500% due 11/25/2037 ^	580	456
Countrywide Home Loan Mortgage Pass-Through Trust
3.247% due 02/20/2036 ~	532	440
3.412% due 08/25/2034 ~	247	240
Credit Suisse Mortgage Capital Certificates
1.951% (US0001M + 0.330%) due 12/27/2035 ~	947	926
Deutsche ALT-A Securities, Inc.
2.202% (US0001M + 0.330%) due 08/25/2037 ~	726	598
Downey Savings & Loan Association Mortgage Loan Trust
1.998% (US0001M + 0.190%) due 10/19/2036 ~	687	579
First Horizon Alternative Mortgage Securities Trust
3.271% due 01/25/2036 ^~	278	227
3.342% due 06/25/2034 ~	151	151
3.358% due 06/25/2036 ~	296	275
First Horizon Mortgage Pass-Through Trust
3.474% due 11/25/2037 ^~	2,174	2,052
GSMPS Mortgage Loan Trust
8.000% due 01/25/2035	614	686
HarborView Mortgage Loan Trust
2.628% (US0001M + 0.820%) due 11/19/2034 ~	58	52
IndyMac Mortgage Loan Trust
2.082% (US0001M + 0.210%) due 04/25/2046 ~	2,437	2,264
3.543% due 08/25/2037 ~	339	297
3.680% due 10/25/2034 ~	35	36

Lehman XS Trust
2.042% (US0001M + 0.170%) due 12/25/2036 ^~		470	479
Mortgage Equity Conversion Asset Trust
2.550% (T1Y + 0.500%) due 05/25/2042 «~		691	625
RBSSP Resecuritization Trust
1.871% (US0001M + 0.250%) due 02/26/2037 ~		668	654
RMAC Securities PLC
0.752% (BP0003M + 0.150%) due 06/12/2044 ~	GBP	1,309	1,789
Structured Asset Mortgage Investments Trust
2.072% (US0001M + 0.200%) due 08/25/2036 ~		$914	1,030
Structured Asset Securities Corp. Trust
5.500% due 09/25/2035		257	258
Thornburg Mortgage Securities Trust
2.002% (US0001M + 0.130%) due 06/25/2037 ~		364	352
3.122% (US0001M + 1.250%) due 06/25/2037 ^~		55	51
WaMu Mortgage Pass-Through Certificates Trust
2.332% (US0001M + 0.460%) due 04/25/2045 ~		76	75
Washington Mutual Mortgage Pass-Through Certificates Trust
3.322% (US0001M + 1.450%) due 09/25/2035 ^~		928	773
Wells Fargo Mortgage-Backed Securities Trust
3.737% due 06/25/2035 ~		192	197

Total Non-Agency Mortgage-Backed Securities (Cost $19,276)			21,136

ASSET-BACKED SECURITIES 23.7%
Accredited Mortgage Loan Trust
2.250% (US0001M + 0.630%) due 09/25/2035 ~		1,000	840
ACE Securities Corp. Home Equity Loan Trust
2.032% (US0001M + 0.160%) due 05/25/2036 ~		284	284
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.592% (US0001M + 0.720%) due 03/25/2035 ~		1,320	1,326
Argent Securities Trust
2.022% (US0001M + 0.150%) due 07/25/2036 ~		845	712
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.252% (US0001M + 0.380%) due 02/25/2036 ~		1,735	1,366
Asset-Backed Funding Certificates Trust
2.032% (US0001M + 0.160%) due 01/25/2037 ~		2,991	2,036
2.092% (US0001M + 0.220%) due 01/25/2037 ~		2,080	1,428
Asset-Backed Securities Corp. Home Equity Loan Trust
2.892% (US0001M + 1.020%) due 07/25/2035 ~		4,263	4,087
Bear Stearns Asset-Backed Securities Trust
2.362% (US0001M + 0.490%) due 09/25/2035 ~		1,100	1,091
2.547% (US0001M + 0.675%) due 11/25/2035 ^~		1,650	1,649
Belle Haven ABS CDO Ltd.
2.147% (LIBOR03M + 0.360%) due 11/03/2044 ~		252	123
2.187% (LIBOR03M + 0.400%) due 11/03/2044 ~		387	187
Carlyle Global Market Strategies CLO Ltd.
2.910% (US0003M + 1.150%) due 07/27/2026 ~		500	500
CIT Mortgage Loan Trust
3.222% (LIBOR01M + 1.350%) due 10/25/2037 ~		871	878
Citigroup Mortgage Loan Trust
2.012% (US0001M + 0.140%) due 08/25/2036 ~		17	17
Citigroup Mortgage Loan Trust, Inc.
2.322% (US0001M + 0.450%) due 10/25/2035 ~		1,000	990
Countrywide Asset-Backed Certificates
2.002% (US0001M + 0.130%) due 12/25/2036 ^~		381	357
2.012% (US0001M + 0.140%) due 08/25/2037 ~		1,799	1,747
2.012% (US0001M + 0.140%) due 06/25/2047 ^~		647	594
2.022% (US0001M + 0.150%) due 07/25/2036 ~		238	237
2.022% (US0001M + 0.150%) due 04/25/2047 ~		628	611
2.052% (US0001M + 0.180%) due 11/25/2047 ^~		667	588
2.082% (US0001M + 0.210%) due 05/25/2047 ~		2,407	1,690
4.774% due 07/25/2036		300	289
Countrywide Asset-Backed Certificates Trust
2.222% (US0001M + 0.350%) due 05/25/2036 ~		16	16
2.877% (US0001M + 1.005%) due 08/25/2035 ~		1,660	1,680
4.563% due 08/25/2035		402	412
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021		325	327
Credit-Based Asset Servicing and Securitization LLC
3.882% due 03/25/2037 ^		2,649	1,510
First Franklin Mortgage Loan Trust
2.232% (US0001M + 0.360%) due 11/25/2035 ~		4,000	3,799
Galaxy CLO Ltd.
2.980% (US0003M + 1.130%) due 11/16/2025 ~		499	499
GoldenTree Loan Opportunities Ltd.
2.895% (US0003M + 1.150%) due 04/25/2025 ~		1,066	1,066
GSAA Home Equity Trust
2.152% (US0001M + 0.280%) due 07/25/2037 ~		2,876	1,163
5.985% due 06/25/2036 ~		1,218	615
GSAMP Trust
2.072% (US0001M + 0.200%) due 11/25/2036 ~		1,063	646
2.102% (US0001M + 0.230%) due 03/25/2047 ~		2,000	1,694
Home Equity Asset Trust
2.562% (US0001M + 0.690%) due 08/25/2035 ~		1,900	1,766

HSI Asset Securitization Corp. Trust
1.982% (US0001M + 0.110%) due 12/25/2036 ~		2,288	952
2.092% (US0001M + 0.220%) due 12/25/2036 ~		643	270
Huntington CDO Ltd.
1.661% (US0003M + 0.270%) due 11/05/2040 ~		33	33
Jamestown CLO Ltd.
2.412% due 07/15/2026 ~		500	499
JPMorgan Mortgage Acquisition Corp.
2.212% (US0001M + 0.340%) due 02/25/2036 ~		1,060	1,028
KVK CLO Ltd.
2.872% (US0003M + 1.150%) due 01/15/2026 ~		500	500
Limerock CLO Ltd.
3.034% (US0003M + 1.300%) due 04/18/2026 ~		499	500
Long Beach Mortgage Loan Trust
2.392% (US0001M + 0.520%) due 08/25/2045 ~		1,055	1,029
2.787% (US0001M + 0.915%) due 08/25/2035 ~		2,000	1,779
Madison Park Funding Ltd.
2.849% (US0003M + 1.110%) due 01/19/2025 ~		500	500
Mastr Asset Backed Securities Trust
2.242% (LIBOR01M + 0.370%) due 01/25/2037 ~		1,766	1,081
Morgan Stanley ABS Capital, Inc. Trust
1.997% (US0001M + 0.125%) due 07/25/2036 ~		469	411
2.012% (US0001M + 0.140%) due 11/25/2036 ~		206	138
2.012% (US0001M + 0.140%) due 05/25/2037 ~		768	705
2.022% (US0001M + 0.150%) due 07/25/2036 ~		839	474
2.022% (US0001M + 0.150%) due 10/25/2036 ~		488	318
Morgan Stanley Capital, Inc. Trust
2.052% (US0001M + 0.180%) due 03/25/2036 ~		18	15
2.162% (US0001M + 0.290%) due 01/25/2036 ~		347	345
Morgan Stanley Home Equity Loan Trust
2.012% (US0001M + 0.140%) due 12/25/2036 ~		2,327	1,434
2.132% (US0001M + 0.260%) due 04/25/2036 ~		3,415	2,669
Morgan Stanley IXIS Real Estate Capital Trust
2.022% (US0001M + 0.150%) due 07/25/2036 ~		1,680	970
Nelder Grove CLO Ltd.
3.284% (US0003M + 1.300%) due 08/28/2026 ~		500	501
OFSI Fund Ltd.
2.634% due 10/18/2026 ~		800	801
OHA Credit Partners Ltd.
2.865% (US0003M + 1.120%) due 04/20/2025 ~		750	751
Option One Mortgage Loan Trust
2.202% (US0001M + 0.330%) due 04/25/2037 ~		3,503	2,345
Residential Asset Securities Corp. Trust
2.562% (US0001M + 0.690%) due 11/25/2035 ~		3,100	3,062
Saratoga Investment Corp. CLO Ltd.
3.295% (US0003M + 1.550%) due 10/20/2025 ~		2,000	2,010
Securitized Asset-Backed Receivables LLC Trust
2.532% (US0001M + 0.660%) due 08/25/2035 ~		1,027	663
2.637% (US0001M + 0.765%) due 02/25/2034 ~		393	388
Sierra Madre Funding Ltd.
2.082% (US0001M + 0.380%) due 09/07/2039 ~		714	638
2.102% (US0001M + 0.400%) due 09/07/2039 ~		3,847	3,435
SoFi Consumer Loan Program LLC
2.770% due 05/25/2026		499	496
SpringCastle America Funding LLC
3.050% due 04/25/2029		930	930
Staniford Street CLO Ltd.
3.305% (US0003M + 1.180%) due 06/15/2025 ~		500	501
Structured Asset Investment Loan Trust
2.592% (US0001M + 0.720%) due 10/25/2035 ~		134	135
Structured Asset Securities Corp. Mortgage Loan Trust
2.542% (US0001M + 0.670%) due 11/25/2035 ~		1,000	953
Triaxx Prime CDO Ltd.
1.930% (US0001M + 0.260%) due 10/02/2039 ~		115	72
U.S. Residential Opportunity Fund Trust
3.352% due 11/27/2037		660	660
VOLT LLC
3.125% due 06/25/2047		186	185
Wells Fargo Home Equity Asset-Backed Securities Trust
2.102% (US0001M + 0.230%) due 04/25/2037 ~		1,249	1,192
WhiteHorse Ltd.
2.978% (US0003M + 1.200%) due 02/03/2025 ~		538	538

Total Asset-Backed Securities (Cost $67,472)			74,726

SOVEREIGN ISSUES 3.6%
Argentina Government International Bond
5.875% due 01/11/2028		1,000	942
6.875% due 01/11/2048		500	457
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	2,373	121
26.164% (BADLARPP + 3.250%) due 03/01/2020 ~		100	5
27.250% due 06/21/2020 ~		44,857	2,372
Brazil Government International Bond
5.625% due 02/21/2047		$50	49
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2018 (f)	BRL	7,600	2,267

Kuwait International Government Bond
3.500% due 03/20/2027		$1,300	1,277
New Zealand Government International Bond (h)
2.000% due 09/20/2025	NZD	212	160
3.000% due 09/20/2030		842	696
Peru Government International Bond
6.150% due 08/12/2032	PEN	2,000	684
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	500	637
Saudi Government International Bond
3.625% due 03/04/2028		$500	476
4.500% due 10/26/2046		600	562
4.625% due 10/04/2047		500	478
Slovenia Government International Bond
5.250% due 02/18/2024		300	332

Total Sovereign Issues (Cost $11,855)			11,515

SHORT-TERM INSTRUMENTS 4.5%
CERTIFICATES OF DEPOSIT 0.5%
Barclays Bank PLC
1.940% due 09/04/2018		600	599
Credit Suisse AG
2.507% due 09/28/2018		900	900

			1,499

REPURCHASE AGREEMENTS (k) 0.4%			1,274

SHORT-TERM NOTES 0.2%
Letras del Banco Central de la Republica Argentina
26.250% due 05/16/2018	ARS	4,210	204
26.400% due 04/18/2018		3,020	148
26.450% due 04/18/2018 - 05/16/2018		3,330	163

			515

ARGENTINA TREASURY BILLS 0.3%
18.762% due 05/16/2018 - 09/14/2018 (e)(f)		8,980	1,003

GREECE TREASURY BILLS 0.1%
1.066% due 06/08/2018 (f)(g)	EUR	400	491

JAPAN TREASURY BILLS 3.0%
(0.162)% due 05/07/2018 - 05/21/2018 (e)(f)	JPY	1,000,000	9,400

Total Short-Term Instruments (Cost $14,135)			14,182

Total Investments in Securities (Cost $370,126)			374,667

	SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III		51,797	512

Total Short-Term Instruments (Cost $512)			512

Total Investments in Affiliates (Cost $512)			512

Total Investments 118.8% (Cost $370,638)			$375,179
Financial Derivative Instruments (m)(o) (0.3)% (Cost or Premiums, net $841)			(1,021)
Other Assets and Liabilities, net (18.5)%			(58,427)

Net Assets 100.0%			$315,731

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Security is not accruing income as of the date of this report.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Coupon represents a yield to maturity.

(h)	Principal amount of security is adjusted for inflation.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Contingent convertible security.

Borrowings and Other Financing Transactions

(k)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.250%	03/29/2018	04/02/2018	$1,274	U.S. Treasury Notes 2.000% due 04/30/2024	$(1,300)	$1,274	$1,274

Total Repurchase Agreements						$(1,300)	$1,274	$1,274

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	2.040%	03/21/2018	04/04/2018	$(9,144)	$(9,150)
DEU	2.050	03/26/2018	04/02/2018	(868)	(869)
GRE	2.030	03/27/2018	04/10/2018	(1,544)	(1,544)
JPS	1.600	03/08/2018	04/09/2018	(11,003)	(11,015)

Total Reverse Repurchase Agreements					$(22,578)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
BPG	2.500%	03/29/2018	04/02/2018	$(1,024)	$(1,024)
GSC	2.080	03/26/2018	04/03/2018	(1,905)	(1,905)

Total Sale-Buyback Transactions					$(2,929)

(l)	Securities with an aggregate market value of $25,430 have been pledged as collateral under the terms of master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended March 31, 2018 was $(8,363) at a weighted average interest rate of 1.629%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(m)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note June Futures	06/2018	153		$17,513	$96	$17	$0
U.S. Treasury 10-Year Note June Futures	06/2018	4		485	5	1	0

					$101	$18	$0

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2019	608		$(147,934)	$1,107	$15	$0
Euro-BTP Italy Government Bond June Futures	06/2018	114	EUR	(19,468)	(395)	0	(154)
U.S. Treasury 30-Year Bond June Futures	06/2018	5		$(733)	(22)	0	(4)

					$690	$15	$(158)

Total Futures Contracts					$791	$33	$(158)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Kinder Morgan Energy Partners LP	(1.000)%	Quarterly	03/20/2019	0.082%	$200	$(2)	$1	$(1)	$0	$0
Kraft Heinz Foods Co.	(1.000)	Quarterly	09/20/2018	0.085	350	(3)	1	(2)	0	0

						$(5)	$2	$(3)	$0	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	06/20/2018	0.100%	$300	$1	$0	$1	$0	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	09/20/2018	0.109	1,300	8	(2)	6	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	03/20/2019	0.129	1,100	12	(2)	10	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	09/20/2020	0.262	400	8	(1)	7	0	0
Citigroup, Inc.	1.000	Quarterly	03/20/2019	0.179	500	5	(1)	4	0	0
Ford Motor Co.	5.000	Quarterly	03/20/2019	0.118	400	23	(3)	20	0	0
MetLife, Inc.	1.000	Quarterly	03/20/2019	0.098	800	9	(2)	7	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.410	900	22	(3)	19	0	(1)
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.478	400	10	(2)	8	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.582	400	10	(2)	8	0	0
Sprint Communications, Inc.	5.000	Quarterly	12/20/2019	1.192	2,200	162	(16)	146	0	(5)

						$270	$(34)	$236	$0	$(6)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
iTraxx Europe Main 26 5-Year Index	(1.000)%	Quarterly	12/20/2021	EUR	600	$(20)	$2	$(18)	$0	$0
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		3,900	(103)	(9)	(112)	0	(3)
iTraxx Europe Senior 27 5-Year Index	(1.000)	Quarterly	06/20/2022		2,500	(15)	(61)	(76)	0	(3)

						$(138)	$(68)	$(206)	$0	$(6)

Credit Default Swaps on Credit Indices - Sell Protection (2)

									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX HY-30 5-Year Index	5.000%	Quarterly	06/20/2023		1,300	$77	$3	$80	$6	$0
CDX.IG-25 5-Year Index	1.000	Quarterly	12/20/2020		2,500	9	36	45	1	0
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022		700	13	0	13	1	0
CDX.IG-30 5-Year Index	1.000	Quarterly	06/20/2023		1,300	23	(1)	22	1	0

						$122	$38	$160	$9	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	Semi-Annual	06/15/2018		$9,400	$19	$(25)	$(6)	$1	$0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		2,700	5	(5)	0	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		17,600	(233)	234	1	3	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		5,400	55	8	63	1	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		700	(5)	8	3	0	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2020		6,600	154	20	174	1	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		23,200	865	(78)	787	0	(13)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		12,100	(255)	826	571	0	(8)
Receive	3-Month USD-LIBOR	2.330	Semi-Annual	08/19/2025		2,800	(150)	228	78	0	(4)
Receive	3-Month USD-LIBOR	2.150	Semi-Annual	12/03/2025		2,100	0	78	78	0	(3)
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	12/03/2025		300	(4)	12	8	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		28,400	(656)	2,842	2,186	0	(44)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		15,700	1,363	217	1,580	0	(26)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		4,300	492	(155)	337	0	(25)
Pay (6)	6-Month EUR-EURIBOR	0.500	Annual	09/19/2023	EUR	14,800	(89)	89	0	16	0
Receive	6-Month EUR-EURIBOR	1.500	Annual	09/19/2048		3,000	80	(65)	15	9	0
Receive	6-Month GBP-LIBOR	2.050	Semi-Annual	09/23/2019	GBP	600	(23)	10	(13)	0	0
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020		2,100	(30)	(8)	(38)	0	(1)
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		700	(23)	(5)	(28)	0	(2)
Receive (6)	6-Month GBP-LIBOR	1.000	Semi-Annual	06/20/2023		700	11	8	19	0	(2)
Receive	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023		18,200	(12)	(83)	(95)	0	(69)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	820,000	(16)	(38)	(54)	7	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/21/2028		200,000	18	(19)	(1)	1	0
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		1,000,000	26	(103)	(77)	5	0
Pay	28-Day MXN-TIIE	7.350	Lunar	09/30/2027	MXN	42,900	(24)	(26)	(50)	9	0

							$1,568	$3,970	$5,538	$53	$(198)

Total Swap Agreements							$1,817	$3,908	$5,725	$62	$(210)

(n)	Securities with an aggregate market value of $4,249 and cash of $2,103 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(o)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	04/2018	AUD	1,764		$1,383	$28	$0
BOA	04/2018	ARS	200		10	0	0
	04/2018	EUR	1,327		1,640	8	0
	04/2018		$268	EGP	4,987	13	0
	05/2018	ARS	3,490		$167	0	(3)
	06/2018		$580	RUB	32,811	0	(12)
	07/2018	BRL	1,400		$413	0	(8)
BPS	04/2018	ARS	1,470		71	0	(2)
	04/2018	BRL	1,701		522	7	0
	04/2018		$305	ARS	6,271	6	0
	04/2018		512	BRL	1,701	3	0
	05/2018		86	ARS	1,754	0	(1)
	05/2018		520	BRL	1,701	0	(7)
BRC	05/2018	ARS	720		$34	0	(1)
	05/2018		$168	MXN	3,150	4	0
CBK	04/2018	BRL	1,000		$302	0	(1)
	04/2018	GBP	5,292		7,443	18	0
	04/2018		$301	BRL	1,000	2	0
	05/2018		1,466	TRY	5,753	0	(29)
	07/2018	BRL	1,000		$297	0	(3)
DUB	04/2018		1,000		303	0	0
	04/2018		$301	BRL	1,000	2	0
	05/2018		302		1,000	0	0
	06/2018	TWD	63,759		$2,201	0	(7)
	01/2021		$87	BRL	380	16	0
FBF	05/2018	ARS	6,700		$327	1	0
	06/2018		$1,120	RUB	63,426	0	(22)
GLM	04/2018	EUR	8,915		$11,023	53	0
	04/2018	JPY	153,796		1,454	9	0
	06/2018	EUR	400		499	5	0
	06/2018	KRW	978,735		919	0	(4)
	06/2018		$934	KRW	993,916	4	0
	07/2018	BRL	1,000		$298	0	(3)
HUS	04/2018	ARS	8,571		422	0	(3)
	04/2018		$7,524	GBP	5,292	0	(100)
	05/2018	ARS	830		$40	0	(1)
	05/2018	GBP	5,292		7,534	100	0
	05/2018		$306	ARS	6,271	1	0
	05/2018		1,602	RUB	92,923	9	0
	06/2018	KRW	2,387,342		$2,208	0	(43)
	01/2021	BRL	380		59	0	(44)
JPM	04/2018		7,978		2,400	0	(16)
	04/2018	CAD	1,859		1,448	5	0
	04/2018	EUR	190		234	1	0
	04/2018	JPY	28,300		265	0	(1)
	04/2018	NZD	1,087		784	0	(1)
	04/2018		$2,441	BRL	7,978	0	(24)
	04/2018		575	EGP	10,701	27	0
	04/2018		167	EUR	134	0	(2)
	05/2018		76	ARS	1,546	0	(1)
	06/2018		2,190	KRW	2,325,424	3	0
	07/2018	BRL	2,300		$677	0	(14)
MSB	04/2018	ARS	1,550		75	0	(1)
	04/2018	BRL	2,637		808	9	0
	04/2018		$795	BRL	2,637	4	0
	05/2018	JPY	330,000		$3,035	0	(72)
	05/2018		$1,283	ARS	26,897	20	0
	07/2018	BRL	1,900		$558	0	(12)
SCX	04/2018		2,640		808	8	0
	04/2018		$794	BRL	2,640	5	0
	06/2018	SGD	3,307		$2,517	0	(10)
	07/2018		$520	EGP	9,928	28	0
UAG	04/2018		12,755	EUR	10,298	0	(84)
	04/2018		1,734	JPY	182,096	0	(22)
	05/2018	EUR	10,298		$12,781	84	0
	05/2018	JPY	852,096		8,060	31	0

Total Forward Foreign Currency Contracts						$514	$(554)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945%	12/09/2019	$700	$33	$44
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	12/04/2018	28,000	59	10
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	2,300	117	65
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	4,600	238	130
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019	700	34	44
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018	31,600	179	2
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018	5,400	260	160

							$920	$455

Total Purchased Options							$920	$455

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Call - OTC EUR versus USD		$1.265	04/19/2018	EUR	1,330	$(8)	$(1)
MSB	Call - OTC USD versus BRL	BRL	3.320	04/12/2018		$3,230	(19)	(18)

							$(27)	$(19)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	12/09/2019	$3,100	$(34)	$(58)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	11,600	(120)	(151)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.173	12/04/2018	5,900	(59)	(17)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	23,000	(245)	(300)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	3,100	(34)	(58)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	27,100	(287)	(338)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	6,800	(179)	(10)

							$(958)	$(932)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GSC	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	$98.203	05/07/2018	$7,200	$(28)	$(4)

Total Written Options					$(1,013)	$(955)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	UBS AG	(1.000)%	Quarterly	06/20/2024	0.868%	$100	$6	$(7)	$0	$(1)
BPS	UBS AG	(1.000)	Quarterly	06/20/2024	0.868	200	13	(15)	0	(2)

							$19	$(22)	$0	$(3)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Colombia Government International Bond	1.000%	Quarterly	06/20/2021	0.587%		$100	$(3)	$4	$1	$0
BRC	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	2.262		350	29	9	38	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.587		500	(16)	23	7	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2018	0.220		1,700	11	(1)	10	0
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.954		200	(3)	3	0	0
	Shire Acquisitions Investments Ireland DAC	1.000	Quarterly	12/20/2021	1.116	EUR	400	(15)	13	0	(2)
DUB	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.317		$200	0	1	1	0
FBF	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.317		100	0	1	1	0
GST	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	2.262		350	29	9	38	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.587		400	(13)	18	5	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.954		300	(3)	4	1	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2018	0.220		300	2	0	2	0
HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.317		1,000	1	4	5	0
JPM	Qatar Government International Bond	1.000	Quarterly	06/20/2019	0.283		1,000	20	(11)	9	0
MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	09/20/2024			100	1	2	3	0

								$40	$79	$121	$(2)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$1,755	$(360)	$223	$0	$(137)
	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	300	40	(15)	25	0
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	1,283	(263)	163	0	(100)
MYC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	1,283	(266)	166	0	(100)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,600	(55)	48	0	(7)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,100	(38)	33	0	(5)

						$(942)	$618	$25	$(349)

Total Swap Agreements						$(883)	$675	$146	$(354)

(p)	Securities with an aggregate market value of $884 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$2,291	$0	$2,291
Corporate Bonds & Notes
Banking & Finance	0	36,978	0	36,978
Industrials	0	17,002	0	17,002
Utilities	0	2,992	0	2,992
Municipal Bonds & Notes
Illinois	0	220	0	220
Puerto Rico	0	128	0	128
Texas	0	205	0	205
West Virginia	0	182	0	182
U.S. Government Agencies	0	35,335	0	35,335
U.S. Treasury Obligations	0	157,775	0	157,775
Non-Agency Mortgage-Backed Securities	0	20,511	625	21,136
Asset-Backed Securities	0	74,726	0	74,726
Sovereign Issues	0	11,515	0	11,515
Short-Term Instruments
Certificates of Deposit	900	599	0	1,499
Repurchase Agreements	0	1,274	0	1,274
Short-Term Notes	0	515	0	515
Argentina Treasury Bills	0	1,003	0	1,003
Greece Treasury Bills	0	491	0	491
Japan Treasury Bills	0	9,400	0	9,400
	$900	$373,142	$625	$374,667

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$512	$0	$0	$512

Total Investments	$1,412	$373,142	$625	$375,179

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	33	62	0	95
Over the counter	0	1,115	0	1,115
	$33	$1,177	$0	$1,210

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(158)	(210)	0	(368)
Over the counter	0	(1,863)	0	(1,863)

	$(158)	$(2,073)	$0	$(2,231)

Total Financial Derivative Instruments	$(125)	$(896)	$0	$(1,021)

Totals	$1,287	$372,246	$625	$374,158

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Portfolio I and II, Ltd. (each a “Commodity Subsidiary”), the Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO CommodityRealReturn® Strategy Portfolio and PIMCO Global Multi-Asset Managed Allocation Portfolio (“Commodity Portfolios”) respectively in order to effect certain investments for the Commodity Portfolios consistent with each Commodity Portfolio’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Commodity Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Commodity Portfolio and its respective Commodity Subsidiary. The consolidated financial statements include the accounts of the Commodity Portfolios and their respective Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Commodity Portfolios and their respective Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that each Commodity Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Commodity Subsidiary, shares issued by each Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of each of the Commodity Subsidiaries and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of each of the Commodity Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of March 31, 2018 of each Commodity Subsidiary to its respective Commodity Portfolio (amounts in thousands†).

Portfolio Name	Subsidiary	Date of Incorporation	Subscription Agreement	Consolidated Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
PIMCO CommodityRealReturn® Strategy Portfolio	PIMCO Cayman Commodity Portfolio I, Ltd.	07/21/2006	08/01/2006	$391,648	$87,490	22.3%
PIMCO Global Multi-Asset Managed Allocation Portfolio	PIMCO Cayman Commodity Portfolio II, Ltd.	11/21/2008	01/14/2019	700,733	42,332	6.0%

†	A zero balance may reflect actual amounts rounding to less than one thousand.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Portfolio’s shares is based on the Portfolio’s net asset value (“NAV”). The NAV of a Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets less any liabilities attributable to that Portfolio or class by the total number of shares outstanding of that Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Portfolio reserves the right to change the time as of which its respective NAV is calculated if the Portfolio closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolios’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Portfolio (or, in each instance in this paragraph, as applicable, an Underlying PIMCO Fund or Acquired Fund) uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in each Portfolio’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of March 31, 2018, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios U.S. federal, state, and local tax returns as required. The Portfolios’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolios may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, a Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in the Commodity Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. In addition, the IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolios currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

4. INVESTMENTS IN AFFILIATES

The Portfolios listed below may invest assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may also invest in PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. The tables below show the Portfolio’s transactions in and earnings from investments in the Underlying PIMCO Funds or Central Funds for the period ended March 31, 2018 (amounts in thousands†):

All Asset Portfolio

Underlying PIMCO Funds	Market Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$47,049	$2,386	$(6,225)	$52	$1,253	$44,515	$41	$0
PIMCO CommodityRealReturn Strategy Fund®	9,511	944	(1,442)	(90)	40	8,963	0	0
PIMCO Emerging Local Bond Fund	56,199	2,981	(2,609)	(753)	731	56,549	971	0
PIMCO Emerging Markets Currency Fund	118,979	1,449	(5,637)	(476)	2,531	116,846	996	0
PIMCO Extended Duration Fund	27,232	2,140	(3,166)	(162)	(1,173)	24,871	174	0
PIMCO Government Money Market Fund	5,592	31,085	(33,856)	0	0	2,821	9	0
PIMCO High Yield Fund	5,086	70	(226)	34	(175)	4,789	64	0
PIMCO High Yield Spectrum Fund	13,567	185	(619)	1	(294)	12,840	184	0
PIMCO Income Fund	55,488	3,809	(2,650)	(13)	(1,171)	55,463	755	0
PIMCO Investment Grade Corporate Bond Fund	19,554	172	(1,016)	(13)	(443)	18,254	173	0
PIMCO Long Duration Total Return Fund	11,413	759	(1,220)	(36)	(420)	10,496	103	0
PIMCO Long-Term U.S. Government Fund	37,473	1,062	(5,020)	(207)	(1,240)	32,068	211	0
PIMCO Low Duration Fund	29,800	19,980	(15,410)	(65)	(190)	34,115	135	0
PIMCO Mortgage Opportunities Fund	6,079	47	(298)	2	(34)	5,796	47	0
PIMCO RAE Fundamental Advantage PLUS Fund	18,851	22,429	0	0	13	41,293	0	0
PIMCO RAE Fundamental Emerging Markets Fund	46,585	0	(2,188)	115	1,378	45,890	0	0
PIMCO RAE Fundamental PLUS EMG Fund	55,291	9,994	0	0	(108)	65,177	891	0
PIMCO RAE Fundamental PLUS International Fund	30,389	256	(15,994)	2,397	(2,538)	14,510	256	0
PIMCO RAE Low Volatility PLUS EMG Fund	50,623	590	(18,553)	1,904	(671)	33,893	591	0
PIMCO RAE Low Volatility PLUS Fund	2,445	0	(205)	3	(77)	2,166	0	0
PIMCO RAE Low Volatility PLUS International Fund	15,745	0	(679)	(5)	(173)	14,888	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	26,605	4,013	0	0	(945)	29,673	0	0
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	2,237	6,429	0	0	(210)	8,456	0	0
PIMCO Real Return Asset Fund	3,712	953	(1,047)	31	(148)	3,501	17	0
PIMCO Real Return Fund	28,897	99	(6,677)	(80)	(310)	21,929	100	0
PIMCO RealEstateRealReturn Strategy Fund	36,261	3,654	(791)	(65)	(2,558)	36,501	0	0
PIMCO Senior Floating Rate Fund	34,789	333	(7,731)	(28)	(37)	27,326	320	0
PIMCO Short-Term Floating NAV Portfolio III	72	0	0	0	0	72	0	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	26,513	0	(1,290)	134	(1,138)	24,219	0	0
PIMCO StocksPLUS® International Fund (Unhedged)	6,678	63	(260)	(1)	(168)	6,312	63	0
PIMCO Total Return Fund	43,525	1,550	(9,109)	(150)	(797)	35,019	229	0
PIMCO TRENDS Managed Futures Strategy Fund	2,374	0	0	0	(39)	2,335	0	0
Totals	$874,614	$117,432	$(143,918)	$2,529	$(9,111)	$841,546	$6,330	$0

All Asset All Authority Portfolio

Underlying PIMCO Funds	Market Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$852	$27	$(94)	$0	$25	$810	$1	$0
PIMCO CommodityRealReturn Strategy Fund®	155	22	(43)	(4)	4	134	0	0
PIMCO Emerging Local Bond Fund	951	96	(161)	(22)	34	898	17	0
PIMCO Emerging Markets Currency Fund	1,723	93	(114)	(3)	35	1,734	15	0
PIMCO Extended Duration Fund	342	11	(53)	(1)	(16)	283	2	0
PIMCO Government Money Market Fund	76	1,100	(1,100)	0	0	76	0	0
PIMCO High Yield Fund	85	25	(54)	2	(3)	55	1	0
PIMCO High Yield Spectrum Fund	299	16	(43)	0	(6)	266	4	0
PIMCO Income Fund	1,018	77	(145)	(2)	(19)	929	13	0
PIMCO Investment Grade Corporate Bond Fund	289	14	(32)	(1)	(6)	264	2	0
PIMCO Long Duration Total Return Fund	171	16	(33)	(1)	(5)	148	1	0
PIMCO Long-Term U.S. Government Fund	486	16	(127)	(1)	(17)	357	3	0
PIMCO Low Duration Fund	565	409	(261)	(1)	(3)	709	3	0
PIMCO Mortgage Opportunities Fund	113	5	(4)	0	(1)	113	1	0
PIMCO RAE Fundamental Advantage PLUS Fund	278	338	0	0	0	616	0	0
PIMCO RAE Fundamental Emerging Markets Fund	902	50	(31)	(1)	29	949	0	0
PIMCO RAE Fundamental International Fund	109	8	(4)	0	(2)	111	0	0
PIMCO RAE Fundamental PLUS EMG Fund	1,012	97	0	0	3	1,112	15	0
PIMCO RAE Fundamental PLUS International Fund	677	5	(421)	61	(63)	259	5	0
PIMCO RAE Low Volatility PLUS EMG Fund	764	10	(211)	50	(33)	580	10	0
PIMCO RAE Low Volatility PLUS Fund	194	24	(16)	0	(6)	196	0	0
PIMCO RAE Low Volatility PLUS International Fund	456	34	(22)	(1)	(5)	462	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	373	113	0	0	(15)	471	0	0
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	33	215	0	0	(9)	239	0	0
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	0	79	0	0	(2)	77	0	0
PIMCO Real Return Asset Fund	63	23	(57)	0	(3)	26	0	0
PIMCO Real Return Fund	319	30	(66)	(1)	(4)	278	1	0
PIMCO RealEstateRealReturn Strategy Fund	822	110	(57)	(5)	(56)	814	0	0
PIMCO Senior Floating Rate Fund	676	7	(86)	0	(1)	596	7	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	513	37	(24)	(1)	(20)	505	0	0
PIMCO StocksPLUS® International Fund (Unhedged)	262	8	(63)	3	(7)	203	2	0
PIMCO StocksPLUS® Short Fund	3,187	192	(232)	(41)	59	3,165	12	0
PIMCO Total Return Fund	623	311	(47)	(1)	(16)	870	5	0
PIMCO TRENDS Managed Futures Strategy Fund	75	0	(1)	0	(1)	73	0	0
Totals	$18,463	$3,618	$(3,602)	$29	$(130)	$18,378	$120	$0

Balanced Allocation Portfolio

Underlying PIMCO Funds	Market Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Income Fund	$4,063	$55	$0	$0	$(66)	$4,052	$55	$0
PIMCO Short-Term Floating NAV Portfolio III	24,763	16,998	(27,300)	(5)	0	14,456	98	0
Totals	$28,826	$17,053	$(27,300)	$(5)	$(66)	$18,508	$153	$0

Global Diversified Allocation Portfolio

Underlying PIMCO Funds	Market Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Markets Bond Fund	$29,856	$1,656	$(1,168)	$(28)	$(922)	$29,394	$301	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	29,732	1,257	(1,984)	(21)	293	29,277	103	0
PIMCO Global Advantage® Strategy Bond Fund	39,742	1,683	(2,163)	(92)	(86)	39,084	199	0
PIMCO Income Fund	49,803	2,916	(2,646)	(47)	(1,036)	48,990	684	0
PIMCO Investment Grade Corporate Bond Fund	49,757	2,690	(2,243)	(70)	(1,143)	48,991	468	0
PIMCO RAE Fundamental International Fund	49,416	1,001	(709)	33	(663)	49,078	0	0
PIMCO RAE Fundamental PLUS EMG Fund	49,685	1,832	(3,043)	593	(6)	49,061	658	0
PIMCO RAE Fundamental PLUS Small Fund	49,137	2,566	(1,167)	(43)	(1,163)	49,330	519	0
PIMCO Real Return Fund	49,727	2,502	(2,563)	(45)	(748)	48,873	221	0
PIMCO Short-Term Fund	148,724	6,630	(8,486)	(15)	(705)	146,148	702	0
PIMCO Short-Term Floating NAV Portfolio III	80,275	116,802	(148,100)	(10)	(2)	48,965	303	0
PIMCO StocksPLUS® Fund	49,244	1,543	(632)	89	(922)	49,322	326	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	49,505	1,278	0	0	(1,985)	48,798	0	0
PIMCO StocksPLUS® International Fund (Unhedged)	99,438	2,607	(1,907)	99	(2,594)	97,643	967	0
PIMCO Total Return Fund IV	148,887	7,962	(7,195)	(156)	(3,036)	146,462	766	0
Totals	$972,928	$154,925	$(184,006)	$287	$(14,718)	$929,416	$6,217	$0

Global Multi-Asset Managed Allocation Portfolio

Underlying PIMCO Funds	Market Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO EqS® Long/Short Fund	$15,782	$0	$0	$0	$(94)	$15,688	$0	$0
PIMCO Income Fund	62,375	1,227	0	0	(1,394)	62,208	841	0
PIMCO Mortgage Opportunities Fund	22,304	178	0	0	(120)	22,362	179	0
PIMCO Preferred and Capital Securities Fund	9,682	146	0	0	(194)	9,634	146	0
PIMCO RAE Fundamental PLUS Fund	22,871	0	(24,185)	6,873	(5,559)	0	0	0
PIMCO Short-Term Floating NAV Portfolio III	2,184	52,610	(54,200)	1	0	595	10	0
Totals	$135,198	$54,161	$(78,385)	$6,874	$(7,361)	$110,487	$1,176	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2018 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Portfolio Name	Market Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)	$10,777	$57	$0	$0	$(10)	$10,824	$57	$0
PIMCO Foreign Bond Portfolio (Unhedged)	1,453	8	(1)	0	(1)	1,459	8	0
PIMCO Global Bond Portfolio (Unhedged)	3,307	18	0	0	(3)	3,322	18	0
PIMCO Global Core Bond (Hedged) Portfolio	3,979	22	0	0	(4)	3,997	21	0
PIMCO High Yield Portfolio	20,022	15,050	(35,083)	7	4	0	75	0
PIMCO Long-Term U.S. Government Portfolio	11,440	61	(1)	0	(10)	11,490	61	0
PIMCO Low Duration Portfolio	150,731	52,164	0	0	(197)	202,698	963	0
PIMCO Total Return Portfolio	220,408	147,067	0	0	(334)	367,141	1,567	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Portfolio Name	Market Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn® Strategy Portfolio	$7,727	$28,904	$(36,500)	$1	$(2)	$130	$4	$0
PIMCO Emerging Markets Bond Portfolio	8,413	30,144	(31,000)	(2)	(1)	7,554	44	0
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)	7,671	44,750	(52,300)	(3)	(1)	117	50	0
PIMCO Foreign Bond Portfolio (Unhedged)	363	8,716	(4,200)	(1)	0	4,878	15	0
PIMCO Global Bond Portfolio (Unhedged)	4,818	25,815	(30,200)	1	(2)	432	14	0
PIMCO Global Core Bond (Hedged) Portfolio	317	17,419	(14,800)	(2)	0	2,934	19	0
PIMCO High Yield Portfolio	58,912	122,325	(111,201)	(8)	(5)	70,023	325	0
PIMCO Income Portfolio	1,200	25,704	(24,700)	0	0	2,204	4	0
PIMCO Long-Term U.S. Government Portfolio	1,038	213,422	(214,200)	(2)	(1)	257	21	0
PIMCO Low Duration Portfolio	32,359	521,704	(493,200)	(38)	6	60,831	604	0
PIMCO Real Return Portfolio	12,701	531,466	(544,000)	25	(2)	190	66	0
PIMCO Short-Term Portfolio	7,212	87,919	(89,800)	(1)	(1)	5,329	19	0
PIMCO Total Return Portfolio	26,612	926,797	(779,900)	3	2	173,514	497	0
PIMCO Unconstrained Bond Portfolio	2,807	15,705	(18,000)	1	(1)	512	5	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

4. SUBSEQUENT EVENTS

On May 15, 2018, the Board approved a proposal to change the name of certain Funds as indicated in the table below. The name changes are expected to be effective on July 30, 2018.

Current Fund Name	New Fund Name
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
PIMCO Foreign Bond Portfolio (Unhedged)	PIMCO International Bond Portfolio (Unhedged)
PIMCO Global Bond Portfolio (Unhedged)	PIMCO Global Bond Opportunities Portfolio (Unhedged)
PIMCO Unconstrained Bond Portfolio	PIMCO Dynamic Bond Portfolio

There were no other subsequent events identified that require recognition or disclosure.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FBF	Credit Suisse International	MYI	Morgan Stanley & Co. International PLC
BCY	Barclays Capital, Inc.	FICC	Fixed Income Clearing Corporation	NAB	National Australia Bank Ltd.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BOM	Bank of Montreal	GRE	RBS Securities, Inc.	NOM	Nomura Securities International Inc.
BOS	Banc of America Securities LLC	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	RCY	Royal Bank of Canada
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.
BSN	Bank of Nova Scotia	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, New York
CIB	Canadian Imperial Bank of Commerce	JPS	JP Morgan Securities, Inc.	SOG	Societe Generale
CLY	Crédit Agricole Corporate and Investment Bank	MAC	Macquarie Bank Limited	SSB	State Street Bank and Trust Co.
DBL	Deutsche Bank AG London	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC
DEU	Deutsche Bank Securities, Inc.	MSB	Morgan Stanley Bank, N.A	TOR	Toronto Dominion Bank
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	PEN	Peruvian New Sol
AUD	Australian Dollar	HKD	Hong Kong Dollar	PHP	Philippine Peso
BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty
CAD	Canadian Dollar	ILS	Israeli Shekel	RUB	Russian Ruble
CHF	Swiss Franc	INR	Indian Rupee	SEK	Swedish Krona
CLP	Chilean Peso	JPY	Japanese Yen	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NGN	Nigerian Naira	USD (or $)	United States Dollar
EGP	Egyptian Pound	NOK	Norwegian Krone	ZAR	South African Rand
EUR	Euro	NZD	New Zealand Dollar

Exchange Abbreviations:
CBOE	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	ICE	IntercontinentalExchange®	OTC	Over the Counter
EUREX	Eurex Exchange	KCBT	Kansas City Board of Trade

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MIDWTICAL	WTI Midland (Argus) Index
ABX.HE	Asset-Backed Securities Index - Home Equity	DWRTFT	Dow Jones Wilshire REIT Total Return Index	MQCP563E	Macquarie MQCP563E Custom Commodity Index
AMZX	Alerian MLP Total Return Index	EAFE	Europe, Australasia, and Far East Stock Index	MTGEFNCL	FNMA 30-Year Coupon Index
BADLARPP	Argentina Badlar Floating Rate Notes	EUR003M	3 Month EUR Swap Rate	NAPGASFO	Naphtha Fuel Oil Spread
BBSW1M	1 Month Bank Bill Swap Rate	EUR006M	6 Month EUR Swap Rate	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1T	Bloomberg Commodity Index 1-Month Forward Total Return	EUR5050	European 50/50 Refining Margin	PIMCODB	Custom Commodity Basket
BCOMTR	Bloomberg Commodity Index Total Return	EURMARGIN	European Refined Margin	PLATGOLD	Platinum-Gold Spread
BP0003M	3 Month GBP-LIBOR	EURSIMP	Weighted Basket of Refined Products	RAFI	Research Affiliates Fundamental Index
BRENT	Brent Crude	FRCPXTOB	France Consumer Price ex-Tobacco Index	S&P 500	Standard & Poor’s 500 Index
BRTDUBAI	Brent-Dubai Spread Calendar Swap	GOLDLNPM	London Gold Market Fixing Ltd. PM	SLVRLND	London Silver Market Fixing Ltd.
CDX.EM	Credit Derivatives Index - Emerging Markets	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SPGCIAP	S&P GSCI Aluminum ER
CDX.HY	Credit Derivatives Index - High Yield	HSFOCO	High Sulfur Fuel Oil-Brent Spread Calendar Swap	SPGCICP	S&P Goldman Sachs Commodity Copper Excess Return Index
CDX.IG	Credit Derivatives Index - Investment Grade	HSFOEW	High Sulfur Fuel Oil-East West Fuel Oil Spread Swap	SPGCINP	S&P GSCI Industrial Metals ER
CIXBSTR3	Custom Commodity Index	JMABCTNE	J.P. Morgan Custom Commodity Index	T1Y	1 Year Treasury
CIXBXMB	Custom Commodity Index	JMABDEWE	J.P. Morgan Custom Commodity Index	UKRPI	United Kingdom Retail Prices Index
CMBX	Commercial Mortgage-Backed Index	JMABFNJ1	J.P. Morgan Custom Commodity Index	ULSD	Ultra-Low Sulfur Diesel
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JMABNIC2	J.P. Morgan Custom Commodity Index	US0001M	1 Month USD Swap Rate
COCL	ICE BofAML Large Cap Contingent Capital Index	LIBOR01M	1 Month USD-LIBOR	US0003M	3 Month USD Swap Rate
COF 11	Cost of Funds - 11th District of San Francisco	LIBOR03M	3 Month USD-LIBOR	US0006M	6 Month USD Swap Rate
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	LIBOR12M	12 Month USD-LIBOR	US0012M	12 Month USD Swap Rate
CPI	Consumer Price Index	LLS	Light Louisiana Sweet Crude	USSW10	10 Year USSW Rate
CPTFEMU	Eurozone HICP ex-Tobacco Index	MEHCL	Myanmar Economic Holdings Company Ltd.	WCS	Western Canadian Select

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal

Other Abbreviations:
ABS	Asset-Backed Security	EONIA	Euro OverNight Index Average	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
ATM	At-the-money	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	JSC	Joint Stock Company	TBA	To-Be-Announced
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles
BTP	Buoni del Tesoro Poliennali	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TELBOR	Tel Aviv Inter-Bank Offered Rate
CDI	Brazil Interbank Deposit Rate	MSCI	Morgan Stanley Capital International	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CDO	Collateralized Debt Obligation	NCUA	National Credit Union Administration	USSW	USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)
CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor	WTI	West Texas Intermediate
D&I	Down and In Barrier Option	OIS	Overnight Index Swap	YOY	Year-Over-Year
DAC	Designated Activity Company	oz.	Ounce

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 29, 2018

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: May 29, 2018